Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 47 .0% ) Value
Communications Services (2.8%)
14,054 Alphabet, Inc., Class A
a
$ 1,344,265
181,025 Alphabet, Inc., Class C
a
17,405,554
2,523 AMC Networks, Inc.
a
51,217
103 Cable One, Inc. 87,864
897 Cars.com, Inc.
a
10,316
358 Charter Communications, Inc.
a
108,599
142,189 Comcast Corporation 4,170,403
19,917 DISH Network Corporation
a
275,452
9,150 Emerald Holding, Inc.
a
30,927
2,405 Eventbrite, Inc.
a
14,622
620 EverQuote, Inc.
a
4,228
1,014 Liberty Latin America, Ltd.
a
6,277
23,497 Live Nation Entertainment, Inc.
a
1,786,712
2,997 Magnite, Inc.
a
19,690
12,850 Match Group, Inc.
a
613,588
47,201 Meta Platforms, Inc.
a
6,404,232
11,180 Netflix, Inc.
a
2,632,219
17,261 News Corporation, Class A 260,814
1,492 Nexstar Media Group, Inc. 248,940
7,392 Omnicom Group, Inc. 466,361
9,074 Paramount Global
b
172,769
52,091 QuinStreet, Inc.
a
546,956
1,022 SciPlay Corporation
a
12,019
5,036 Telephone & Data Systems, Inc. 70,000
6,992 TripAdvisor, Inc.
a
154,383
56,539 Twitter, Inc.
a
2,478,670
58,822 Verizon Communications, Inc. 2,233,471
18,437 Walt Disney Company
a
1,739,162
114,877 Warner Bros. Discovery, Inc.
a
1,321,086
1,518 ZipRecruiter, Inc.
a
25,047
38,121 ZoomInfo Technologies, Inc.
a
1,588,121
Total 46,283,964
Consumer Discretionary (5.5%)
4,359 2U, Inc.
a
27,244
1,806 Aaron's Company, Inc. 17,554
900 Adient plc
a
24,975
154,500 Amazon.com, Inc.
a
17,458,500
838 American Axle & Manufacturing
Holdings, Inc.
a
5,724
108 America's Car-Mart, Inc.
a
6,590
24,478 Aptiv plc
a
1,914,424
1,213 AutoNation, Inc.
a
123,568
19,539 Beazer Homes USA, Inc.
a
188,942
8,216 Bloomin' Brands, Inc. 150,599
1,627 Booking Holdings, Inc.
a
2,673,503
637 Boyd Gaming Corporation 30,353
1,406 Brunswick Corporation 92,023
4,973 Buckle, Inc. 157,445
5,215 Burlington Stores, Inc.
a
583,506
14,060 Cedar Fair, LP 578,569
6,680 Cheesecake Factory, Inc. 195,590
557 Chegg, Inc.
a
11,736
3,248 Chico's FAS, Inc.
a
15,720
3,018 Chipotle Mexican Grill, Inc.
a
4,535,330
433 Chuy's Holdings, Inc.
a
10,037
26,040 Clarus Corporation
b
350,759
524 Columbia Sportswear Company 35,265
3,927 Container Store Group, Inc.
a
19,242
81,351 Cooper-Standard Holdings, Inc.
a
475,090
1,682 Cracker Barrel Old Country Store,
Inc. 155,720
3,948 Culp, Inc. 17,213
20,450 D.R. Horton, Inc. 1,377,308
Shares Common Stock (47.0%) Value
Consumer Discretionary (5.5%) - continued
1,633 Dave & Buster's Entertainment,
Inc.
a
$ 50,672
5,037 Designer Brands, Inc. 77,116
1,230 Dorman Products, Inc.
a
101,008
67,328 Duluth Holdings, Inc.
a
473,989
184,556 Everi Holdings, Inc.
a
2,993,498
5,705 Expedia Group, Inc.
a
534,501
15,409 Five Below, Inc.
a
2,121,357
13,872 Foot Locker, Inc. 431,835
81,711 Ford Motor Company 915,163
10,054 Gap, Inc. 82,543
737 Garmin, Ltd. 59,188
37,197 General Motors Company 1,193,652
11,509 Gentex Corporation 274,375
655 Genuine Parts Company 97,805
2,175 G-III Apparel Group, Ltd.
a
32,516
21,008 Goodyear Tire & Rubber
Company
a
211,971
173 Graham Holdings Company 93,071
8,422 Grand Canyon Education, Inc.
a
692,710
648 Group 1 Automotive, Inc. 92,580
14,819 Hanesbrands, Inc. 103,140
17,635 Harley-Davidson, Inc. 615,109
6,692 Home Depot, Inc. 1,846,590
2,725 Kohl's Corporation 68,534
8,589 Lear Corporation 1,028,017
10,414 Lithia Motors, Inc. 2,234,324
16,104 Lowe's Companies, Inc. 3,024,492
2,634 Lululemon Athletica, Inc.
a
736,361
6,985 M.D.C. Holdings, Inc. 191,529
51,389 Macy's, Inc. 805,266
291 Marriott Vacations Worldwide
Corporation 35,461
4,447 McDonald's Corporation 1,026,101
6,140 Modine Manufacturing Company
a
79,452
8,605 Mohawk Industries, Inc.
a
784,690
2,144 Murphy USA, Inc. 589,407
10,937 Newell Brands, Inc. 151,915
47,131 NIKE, Inc. 3,917,529
18,323 Nordstrom, Inc. 306,544
527 NVR, Inc.
a
2,101,191
1,072 ODP Corporation
a
37,681
3,863 Ollie's Bargain Outlet Holdings,
Inc.
a
199,331
18,842 Papa John's International, Inc. 1,319,128
3,413 Patrick Industries, Inc. 149,626
13,699 PENN Entertainment, Inc.
a
376,859
8,465 Perdoceo Education Corporation
a
87,190
24,175 Planet Fitness, Inc.
a
1,393,931
9,534 Playa Hotels and Resorts NV
a
55,488
2,715 Polaris, Inc. 259,690
7,673 PVH Corporation 343,750
694 RCI Hospitality Holdings, Inc. 45,346
1,550 RH
a
381,409
1,809 Ross Stores, Inc. 152,444
1,785 Ruth's Hospitality Group, Inc. 30,095
3,559 Six Flags Entertainment
Corporation
a
62,994
21,784 Skyline Champion Corporation
a
1,151,720
12,232 Sleep Number Corporation
a
413,564
39,511 Sonos, Inc.
a
549,203
19,078 Sony Group Corporation ADR 1,221,946
21,432 Stoneridge, Inc.
a
363,272
1,249 Strategic Education, Inc. 76,701
16,907 Taylor Morrison Home Corporation
a
394,271

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Consumer Discretionary (5.5%) - continued
45,955 Tesla, Inc.
a
$ 12,189,564
1,009 Texas Roadhouse, Inc. 88,045
1,748 Thor Industries, Inc. 122,325
139,176 ThredUp, Inc.
a
256,084
8,469 Toll Brothers, Inc. 355,698
276 TopBuild Corporation
a
45,479
4,630 Topgolf Callaway Brands
Corporation
a
89,174
7,677 Travel + Leisure Company 261,939
2,890 Ulta Beauty, Inc.
a
1,159,439
2,546 Urban Outfitters, Inc.
a
50,029
4,556 Vail Resorts, Inc. 982,456
3,424 VF Corporation 102,412
889 Visteon Corporation
a
94,287
127 Williams-Sonoma, Inc. 14,967
8,127 Wingstop, Inc. 1,019,288
2,264 Wolverine World Wide, Inc. 34,843
12,630 Wyndham Hotels & Resorts, Inc. 774,851
25,478 Xometry, Inc.
a,b
1,446,896
11,175 Yum! Brands, Inc. 1,188,350
21,608 Zumiez, Inc.
a
465,220
Total 91,214,716
Consumer Staples (2.2%)
35,496 BJ's Wholesale Club Holdings,
Inc.
a
2,584,464
1,593 Bunge, Ltd. 131,534
1,385 Cal-Maine Foods, Inc. 76,992
17,516 Casey's General Stores, Inc. 3,547,340
12,454 Celsius Holdings, Inc.
a
1,129,329
3,045 Coca-Cola Company 170,581
90 Constellation Brands, Inc. 20,671
3,996 Costco Wholesale Corporation 1,887,191
5,053 Darling Ingredients, Inc.
a
334,256
69,778 e.l.f. Beauty, Inc.
a
2,625,048
4,900 Estee Lauder Companies, Inc. 1,057,910
17,088 Freshpet, Inc.
a
855,938
4,089 Grocery Outlet Holding
Corporation
a
136,123
5,858 Hain Celestial Group, Inc.
a
98,883
1,697 Hershey Company 374,138
3,940 Ingredion, Inc. 317,249
11,275 John B. Sanfilippo & Son, Inc. 853,856
3,103 Kraft Heinz Company 103,485
54,409 Lamb Weston Holdings, Inc. 4,210,168
628 Lancaster Colony Corporation 94,376
2,659 Nu Skin Enterprises, Inc. 88,731
376 PepsiCo, Inc. 61,386
7,182 Performance Food Group
Company
a
308,467
34,610 Philip Morris International, Inc. 2,872,976
503 PriceSmart, Inc. 28,968
54,506 Primo Water Corporation 684,050
6,560 Procter & Gamble Company 828,200
104 Seneca Foods Corporation
a
5,246
12,403 Sprouts Farmers Markets, Inc.
a
344,183
17,685 Sysco Corporation 1,250,506
54,387 Turning Point Brands, Inc. 1,154,636
201 Tyson Foods, Inc. 13,252
3,939 US Foods Holding Corporation
a
104,147
59,533 Walmart, Inc. 7,721,430
Total 36,075,710
Energy (1.9%)
7,094 Antero Midstream Corporation 65,123
Shares Common Stock (47.0%) Value
Energy (1.9%) - continued
9,947 Antero Resources Corporation
a
$ 303,682
7,652 Archrock, Inc. 49,126
54,860 BP plc ADR 1,566,253
5,139 Cactus, Inc. 197,492
1,312 California Resources Corporation 50,420
5,007 Callon Petroleum Company
a
175,295
7,690 ChampionX Corporation 150,493
1,790 Chevron Corporation 257,169
128 Civitas Resources, Inc. 7,346
2,155 Clean Energy Fuels Corporation
a
11,508
7,096 CNX Resources Corporation
a
110,201
26,692 ConocoPhillips 2,731,659
55,332 Devon Energy Corporation 3,327,113
80,354 Enterprise Products Partners, LP 1,910,818
3,817 EOG Resources, Inc. 426,473
33,206 EQT Corporation 1,353,145
42,017 Exxon Mobil Corporation 3,668,504
47 Gulfport Energy Corporation
a
4,150
85,242 Halliburton Company 2,098,658
10,789 Helmerich & Payne, Inc. 398,869
13,678 HF Sinclair Corporation 736,424
48,785 Liberty Energy, Inc.
a
618,594
1,945 Magnolia Oil & Gas Corporation 38,530
21,206 Marathon Oil Corporation 478,832
15,438 Marathon Petroleum Corporation 1,533,457
23,637 Matador Resources Company 1,156,322
2,689 NexTier Oilfield Solutions, Inc.
a
19,899
17,112 Nine Energy Service, Inc.
a
45,176
106,981 NOV, Inc. 1,730,953
2,489 Oceaneering International, Inc.
a
19,812
5,151 Par Pacific Holdings, Inc.
a
84,528
5,740 PBF Energy, Inc.
a
201,818
16,526 Permian Resources Corporation
a
112,377
9,159 Pioneer Natural Resources
Company 1,983,198
1,774 Plains GP Holdings, LP 19,354
35,420 ProPetro Holding Corporation
a
285,131
13,475 Schlumberger, Ltd. 483,753
819 Select Energy Services, Inc.
a
5,708
4,499 SM Energy Company 169,207
284 Solaris Oilfield Infrastructure, Inc. 2,658
33,512 Talos Energy, Inc.
a
557,975
1,399 Targa Resources Corporation 84,416
2,513 Technip Energies NV ADR 28,196
29,740 TechnipFMC plc
a
251,600
3,983 U.S. Silica Holdings, Inc.
a
43,614
6,817 Valero Energy Corporation 728,396
1,828 Viper Energy Partners, LP 52,391
42,105 Williams Companies, Inc. 1,205,466
1,930 World Fuel Services Corporation 45,239
Total 31,586,521
Financials (6.3%)
116,526 AGNC Investment Corporation 981,149
53,726 Ally Financial, Inc. 1,495,195
1,142 American Equity Investment Life
Holding Company 42,585
21,854 American Express Company 2,948,323
6,176 American Financial Group, Inc. 759,216
2,054 Ameriprise Financial, Inc. 517,505
15,778 Ameris Bancorp 705,434
3,268 Annaly Capital Management, Inc. 56,079
26,838 Arch Capital Group, Ltd.
a
1,222,203
8,179 Arthur J. Gallagher & Company 1,400,408
10,044 Banc of California, Inc. 160,403

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Financials (6.3%) - continued
89,860 Bank of America Corporation $ 2,713,772
417 Bank of Marin Bancorp 12,489
14,713 Bank of N.T. Butterfield & Son, Ltd. 477,584
3,849 BankFinancial Corporation 36,412
459 BayCom Corporation 8,069
487 BCB Bancorp, Inc. 8,196
6,640 Berkshire Hathaway, Inc.
a
1,773,013
1,229 BlackRock, Inc. 676,294
3,110 Bread Financial Holdings, Inc. 97,809
34,749 Bridgewater Bancshares, Inc.
a
572,316
16,476 Brighthouse Financial, Inc.
a
715,388
28,439 Byline Bancorp, Inc. 575,890
12,262 Capital One Financial Corporation 1,130,189
21,309 Carlyle Group, Inc. 550,625
36,096 Central Pacific Financial
Corporation 746,826
74,611 Charles Schwab Corporation 5,362,293
3,131 Chimera Investment Corporation 16,344
12,917 Chubb, Ltd. 2,349,344
5,366 Cincinnati Financial Corporation 480,633
46,196 Citigroup, Inc. 1,924,987
8,279 Citizens Financial Group, Inc. 284,466
8,134 CNO Financial Group, Inc. 146,168
31,100 Columbia Banking System, Inc. 898,479
18,671 Comerica, Inc. 1,327,508
11,958 Community Trust Bancorp, Inc. 484,897
4,098 ConnectOne Bancorp, Inc. 94,500
355 CrossFirst Bankshares, Inc.
a
4,633
43,079 Customers Bancorp, Inc.
a
1,269,969
165 Dime Community Bancshares, Inc. 4,831
10,582 Discover Financial Services 962,115
6,676 East West Bancorp, Inc. 448,227
4,556 Ellington Residential Mortgage
REIT 28,110
600 Employers Holdings, Inc. 20,694
6,616 Enova International, Inc.
a
193,650
15,101 Enterprise Financial Services
Corporation 665,048
74,171 Equitable Holdings, Inc. 1,954,406
862 Equity Bancshares, Inc. 25,541
1,284 Essent Group, Ltd. 44,773
308 Farmers National Banc
Corporation 4,032
12,074 Federated Hermes, Inc. 399,891
8,837 Financial Institutions, Inc. 212,707
7,255 First Financial Corporation 327,853
576 First Mid-Illinois Bancshares, Inc. 18,415
1,295 First of Long Island Corporation 22,326
9,761 Flushing Financial Corporation 189,071
8,372 Glacier Bancorp, Inc. 411,316
2,860 Global Life, Inc. 285,142
6,998 Great Southern Bancorp, Inc. 399,376
24,185 Hamilton Lane, Inc. 1,441,668
3,058 Hancock Whitney Corporation 140,087
37,550 Hanmi Financial Corporation 889,184
5,403 Hanover Insurance Group, Inc. 692,340
32,628 Heartland Financial USA, Inc. 1,414,750
5,230 HomeStreet, Inc. 150,676
6,889 Hometrust Bancshares, Inc. 152,247
128,942 Hope Bancorp, Inc. 1,629,827
3,597 Horizon Bancorp, Inc. 64,602
21,769 Houlihan Lokey, Inc. 1,640,947
18,661 Independent Bank Corporation 356,425
3,528 Invesco Mortgage Capital, Inc. 39,161
36,551 Invesco, Ltd. 500,749
Shares Common Stock (47.0%) Value
Financials (6.3%) - continued
23,809 J.P. Morgan Chase & Company $ 2,488,040
20,122 Kinsale Capital Group, Inc. 5,139,561
2,209 Lakeland Bancorp, Inc. 35,366
9,760 M&T Bank Corporation 1,720,883
5,988 Marsh & McLennan Companies,
Inc. 893,949
2,550 Mercantile Bank Corporation 75,760
16,183 MFA Financial, Inc. 125,904
62,812 MGIC Investment Corporation 805,250
18,754 Midland States Bancorp, Inc. 442,032
12,255 MidWestOne Financial Group, Inc. 334,439
4,272 Moody's Corporation 1,038,566
30,221 Morgan Stanley 2,387,761
3,602 MSCI, Inc. 1,519,288
125,055 New York Community Bancorp,
Inc. 1,066,719
11,043 NMI Holdings, Inc.
a
224,946
16,242 OceanFirst Financial Corporation 302,751
2,411 OFG Bancorp 60,588
5,321 Old Republic International
Corporation 111,369
23,724 OneMain Holdings, Inc. 700,332
301 Oppenheimer Holdings, Inc. 9,325
52,973 PacWest Bancorp 1,197,190
6,060 Pathward Financial, Inc. 199,738
223 PCB Bancorp 4,030
317 Peapack-Gladstone Financial
Corporation 10,667
34,389 Popular, Inc.
b
2,478,071
67,941 Radian Group, Inc. 1,310,582
34,170 Raymond James Financial, Inc. 3,376,679
2,153 Reinsurance Group of America,
Inc. 270,869
1,406 RenaissanceRe Holdings, Ltd. 197,388
32,098 Rithm Capital Corporation 234,957
7,479 RLI Corporation 765,700
13,276 S&P Global, Inc. 4,053,827
597 S&T Bancorp, Inc. 17,498
36,889 Seacoast Banking Corporation of
Florida 1,115,154
4,347 SEI Investments Company 213,220
6,651 Signature Bank 1,004,301
19,433 State Street Corporation 1,181,721
6,045 Synchrony Financial 170,409
1,169 T. Rowe Price Group, Inc. 122,757
1,384 Territorial Bancorp, Inc. 25,659
4,528 TPG RE Finance Trust, Inc. 31,696
13,741 Tradeweb Markets, Inc. 775,267
29,026 Triumph Bancorp, Inc.
a
1,577,563
37,153 Truist Financial Corporation 1,617,642
10,005 TrustCo Bank Corporation NY 314,357
13,012 Two Harbors Investment
Corporation 43,200
12,120 Umpqua Holdings Corporation 207,131
1,121 Univest Financial Corporation 26,321
48,401 Unum Group 1,877,959
6,790 Virtu Financial, Inc. 141,028
458 Washington Federal, Inc. 13,731
64,506 Wells Fargo & Company 2,594,431
52,860 Western Alliance Bancorp 3,475,016
829 Western Asset Mortgage Capital
Corporation 9,276
16,385 Zions Bancorporation NA 833,341

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Financials (6.3%) - continued
3,349 Zurich Insurance Group AG $ 1,335,082
Total 103,064,067
Health Care (7.0%)
851 10X Genomics, Inc.
a
24,236
18,760 Abbott Laboratories 1,815,218
11,839 ACADIA Pharmaceuticals, Inc.
a
193,686
1,338 Accolade, Inc.
a
15,280
19,950 Adaptive Biotechnologies
Corporation
a
142,044
44,057 Agiliti, Inc.
a
630,456
64,685 Agilon Health, Inc.
a
1,514,923
2,234 Agios Pharmaceuticals, Inc.
a
63,178
1,276 Aldeyra Therapeutics, Inc.
a
6,814
2,068 Align Technology, Inc.
a
428,303
22,250 Alkermes plc
a
496,842
7,688 Allogene Therapeutics, Inc.
a
83,030
3,582 Amedisys, Inc.
a
346,702
4,689 AmerisourceBergen Corporation 634,562
11,717 Amgen, Inc. 2,641,012
1,786 Amicus Therapeutics, Inc.
a
18,646
1,070 AMN Healthcare Services, Inc.
a
113,377
940 Anika Therapeutics, Inc.
a
22,372
1,562 Arcutis Biotherapeutics, Inc.
a
29,850
5,668 Argenx SE ADR
a
2,001,087
9,240 Ascendis Pharma AS ADR
a
954,122
27,335 AstraZeneca plc ADR 1,499,051
3,420 Atara Biotherapeutics, Inc.
a
12,928
7,329 Avanos Medical, Inc.
a
159,626
37,090 Avantor, Inc.
a
726,964
29,940 Axonics, Inc.
a
2,108,974
21,356 Baxter International, Inc. 1,150,234
5,778 Biogen, Inc.
a
1,542,726
20,970 BioLife Solutions, Inc.
a
477,067
173 Bio-Rad Laboratories, Inc.
a
72,165
5,822 Bio-Techne Corporation 1,653,448
665 Blueprint Medicines Corporation
a
43,817
75 Boston Scientific Corporation
a
2,905
749 Bristol-Myers Squibb Company 53,246
323 Cardiovascular Systems, Inc.
a
4,477
9,483 Centene Corporation
a
737,872
5,461 Charles River Laboratories
International, Inc.
a
1,074,725
896 Chemed Corporation 391,158
12,558 Cigna Holding Company 3,484,468
3,829 Community Health Systems, Inc.
a
8,232
41 CONMED Corporation 3,287
3,183 Cooper Companies, Inc. 839,994
624 CRISPR Therapeutics AG
a
40,778
14,466 CVS Health Corporation 1,379,622
18,642 Danaher Corporation 4,815,042
49 DaVita, Inc.
a
4,056
11,517 Deciphera Pharmaceuticals, Inc.
a
213,064
10,219 Dentsply Sirona, Inc. 289,709
16,520 DexCom, Inc.
a
1,330,521
750 Editas Medicine, Inc.
a
9,180
18,487 Edwards Lifesciences Corporation
a
1,527,581
3,518 Elanco Animal Health, Inc.
a
43,658
11,158 Elevance Health, Inc. 5,068,410
6,560 Encompass Health Corporation 296,709
3,280 Enhabit, Inc.
a
46,051
20,813 Enovis Corporation
a
958,855
648 Exact Sciences Corporation
a
21,054
3,945 Exelixis, Inc.
a
61,858
35,593 Gilead Sciences, Inc. 2,195,732
Shares Common Stock (47.0%) Value
Health Care (7.0%) - continued
385 Guardant Health, Inc.
a
$ 20,725
32,086 Halozyme Therapeutics, Inc.
a
1,268,680
7,811 HCA Healthcare, Inc. 1,435,584
3,450 HealthEquity, Inc.
a
231,736
10,785 Hologic, Inc.
a
695,848
2,144 ICU Medical, Inc.
a
322,886
225 IDEXX Laboratories, Inc.
a
73,305
15,782 Immunocore Holdings plc ADR
a
740,807
17,687 Inari Medical, Inc.
a
1,284,784
28,315 Inotiv, Inc.
a
477,108
7,745 Inspire Medical Systems, Inc.
a
1,373,731
9,478 Insulet Corporation
a
2,174,253
1,077 Integra LifeSciences Holdings
Corporation
a
45,622
16,194 Intuitive Surgical, Inc.
a
3,035,403
12,895 Ionis Pharmaceuticals, Inc.
a
570,346
6,326 Jazz Pharmaceuticals, Inc.
a
843,193
27,404 Johnson & Johnson 4,476,717
828 Kiniksa Pharmaceuticals, Ltd.
a
10,632
9,477 Kura Oncology, Inc.
a
129,456
17,885 Laboratory Corporation of America
Holdings 3,663,027
24,466 Lantheus Holdings, Inc.
a
1,720,694
18,254 Maravai LifeSciences Holdings,
Inc.
a
466,025
968 Masimo Corporation
a
136,643
1,024 Medpace Holdings, Inc.
a
160,942
49,696 Medtronic plc 4,012,952
57,309 Merck & Company, Inc. 4,935,451
2,034 Merit Medical Systems, Inc.
a
114,941
187 MultiPlan Corporation
a
535
14,110 Natera, Inc.
a
618,300
2,479 National HealthCare Corporation 157,020
23,037 Novo Nordisk AS ADR 2,295,176
933 Nurix Therapeutics, Inc.
a
12,157
23,550 NuVasive, Inc.
a
1,031,725
19,774 Omnicell, Inc.
a
1,720,931
3,227 Orthofix Medical, Inc.
a
61,668
375 Patterson Companies, Inc. 9,007
4,290 Pediatrix Medical Group, Inc.
a
70,828
4,166 Perrigo Company plc 148,560
32,315 Pfizer, Inc. 1,414,104
9,954 Premier, Inc. 337,839
105,474 Progyny, Inc.
a
3,908,866
4,661 Protagonist Therapeutics, Inc.
a
39,292
37,434 R1 RCM, Inc.
a
693,652
516 RAPT Therapeutics, Inc.
a
12,415
1,715 Reata Pharmaceuticals, Inc.
a
43,098
4,280 Regeneron Pharmaceuticals, Inc.
a
2,948,364
1,950 REGENXBIO, Inc.
a
51,538
11,905 Repligen Corporation
a
2,227,545
913 Sage Therapeutics, Inc.
a
35,753
14,533 Sarepta Therapeutics, Inc.
a
1,606,478
1,001 Scholar Rock Holding Corporation
a
6,937
2,408 ShockWave Medical, Inc.
a
669,593
26,500 Silk Road Medical, Inc.
a
1,192,500
7,487 Stryker Corporation 1,516,417
15,940 Syneos Health, Inc.
a
751,571
7,154 Teleflex, Inc. 1,441,245
11,445 Travere Therapeutics, Inc.
a
282,005
2,579 Twist Bioscience Corporation
a
90,884
425 U.S. Physical Therapy, Inc. 32,308
6,973 UFP Technologies, Inc.
a
598,562
2,772 Ultragenyx Pharmaceutical, Inc.
a
114,789
103 UnitedHealth Group, Inc. 52,019

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Health Care (7.0%) - continued
1,521 Vanda Pharmaceuticals, Inc.
a
$ 15,027
2,366 Veracyte, Inc.
a
39,276
64,455 Viemed Healthcare, Inc.
a
386,730
20,909 Vor BioPharma, Inc.
a,b
83,218
2,551 VYNE Therapeutics, Inc.
a
569
3,669 Waters Corporation
a
988,906
1,471 Zentalis Pharmaceuticals, Inc.
a
31,862
14,104 Zimmer Biomet Holdings, Inc. 1,474,573
28,917 Zoetis, Inc. 4,288,102
Total 114,448,419
Industrials (7.0%)
3,735 3M Company 412,717
831 A.O. Smith Corporation 40,370
5,634 Advanced Drainage Systems, Inc. 700,701
6,471 AECOM 442,422
5,430 AGCO Corporation 522,203
49,798 Air Lease Corporation 1,544,236
29,864 Alaska Air Group, Inc.
a
1,169,176
465 Allegion plc 41,701
25,841 Altra Industrial Motion Corporation 868,774
490 American Woodmark Corporation
a
21,491
16,858 AMETEK, Inc. 1,911,866
1,704 Armstrong World Industries, Inc. 135,008
30,759 ASGN, Inc.
a
2,779,691
2,574 Atkore International Group, Inc.
a
200,283
3,120 AZZ, Inc. 113,911
37,331 Badger Infrastructure Solutions,
Ltd. 760,754
17,347 Barnes Group, Inc. 500,981
1,294 Boise Cascade Company 76,941
2,649 Booz Allen Hamilton Holding
Corporation 244,635
906 CACI International, Inc.
a
236,520
9,054 Carlisle Companies, Inc. 2,538,832
529 Caterpillar, Inc. 86,798
3,679 CBIZ, Inc.
a
157,388
23,591 Chart Industries, Inc.
a
4,349,001
17,771 Cimpress plc
a
435,034
3,085 Cintas Corporation 1,197,566
142,311 CNH Industrial NV 1,589,614
141 Columbus McKinnon Corporation 3,689
30,024 Crane Holdings, Company 2,628,301
2,301 CSW Industrials, Inc. 275,660
81,843 CSX Corporation 2,180,297
11,974 Curtiss-Wright Corporation 1,666,302
1,081 Deere & Company 360,935
42,931 Delta Air Lines, Inc.
a
1,204,644
1,272 Donaldson Company, Inc. 62,341
76,105 Driven Brands Holdings, Inc.
a
2,129,418
36,643 Dun & Bradstreet Holdings, Inc. 454,007
6,308 EMCOR Group, Inc. 728,448
21,666 Emerson Electric Company 1,586,384
13,696 Expeditors International of
Washington, Inc. 1,209,494
17,079 Fastenal Company 786,317
79,026 First Advantage Corporation
a
1,013,904
3,904 Forrester Research, Inc.
a
140,583
8,914 Fortune Brands Home and
Security, Inc. 478,593
19,550 Forward Air Corporation 1,764,583
797 Genco Shipping & Trading, Ltd. 9,986
2,740 Generac Holdings, Inc.
a
488,104
7,510 General Dynamics Corporation 1,593,397
338 Gorman-Rupp Company 8,041
Shares Common Stock (47.0%) Value
Industrials (7.0%) - continued
13,278 Greenbrier Companies, Inc. $ 322,257
208 Heidrick & Struggles International,
Inc. 5,406
10,793 Helios Technologies, Inc. 546,126
3,926 Hillman Solutions Corporation
a
29,602
79,389 Howmet Aerospace, Inc. 2,455,502
8,131 Hubbell, Inc. 1,813,213
71,160 IAA, Inc.
a
2,266,446
254 ICF International, Inc. 27,691
10,962 IDEX Corporation 2,190,756
1,143 ITT Corporation 74,684
51,202 Janus International Group, Inc.
a
456,722
11,892 JetBlue Airways Corporation
a
78,844
22,020 Johnson Controls International plc 1,083,824
3,378 Kennametal, Inc. 69,519
6,285 L3Harris Technologies, Inc. 1,306,212
10,184 Landstar System, Inc. 1,470,264
631 Lennox International, Inc. 140,505
23,288 Lincoln Electric Holdings, Inc. 2,927,767
3,053 Manitowoc Company, Inc.
a
23,661
18,055 ManpowerGroup, Inc. 1,167,978
1,664 Masonite International
Corporation
a
118,627
11,560 Mercury Systems, Inc.
a
469,336
25,236 Middleby Corporation
a
3,234,498
13,521 Miller Industries, Inc. 287,862
11,943 MSC Industrial Direct Company,
Inc. 869,570
138 National Presto Industries, Inc. 8,977
11,400 Norfolk Southern Corporation 2,390,010
5,775 Northrop Grumman Corporation 2,716,098
6,624 Old Dominion Freight Line, Inc. 1,647,852
5,795 Owens Corning, Inc. 455,545
14,888 Parker-Hannifin Corporation 3,607,511
43,555 Pentair plc 1,769,640
8,446 Quanta Services, Inc. 1,075,936
2,955 RBC Bearings, Inc.
a
614,079
43,212 Regal Rexnord Corporation 6,065,236
3,544 Saia, Inc.
a
673,360
32,252 SkyWest, Inc.
a
524,418
1,491 Snap-On, Inc. 300,213
14,802 Southwest Airlines Company
a
456,494
10,606 Standex International Corporation 865,980
85,837 Sun Country Airlines Holdings,
Inc.
a
1,168,242
13,612 Sunrun, Inc.
a
375,555
8,354 Tennant Company 472,502
16,809 Timken Company 992,403
1,448 Toro Company 125,223
8,801 TransUnion 523,571
7,283 Trex Company, Inc.
a
320,015
4,052 Tutor Perini Corporation
a
22,367
152,223 Uber Technologies, Inc.
a
4,033,909
10,517 Union Pacific Corporation 2,048,922
11,425 United Airlines Holdings, Inc.
a
371,655
14,390 United Parcel Service, Inc. 2,324,561
10,406 United Rentals, Inc.
a
2,810,869
1,556 Univar Solutions, Inc.
a
35,383
30,657 Upwork, Inc.
a
417,548
1,230 Valmont Industries, Inc. 330,403
2,714 Verisk Analytics, Inc. 462,818
35,552 Vicor Corporation
a
2,102,545
1,563 Watsco, Inc. 402,410
250 Watts Water Technologies, Inc. 31,432
5,621 Werner Enterprises, Inc. 211,350

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Industrials (7.0%) - continued
100,064 WillScot Mobile Mini Holdings
Corporation
a
$ 4,035,581
1,642 Woodward, Inc. 131,787
1,846 XPO Logistics, Inc.
a
82,184
Total 114,293,498
Information Technology (9.4%)
7,856 8x8, Inc.
a
27,103
211 Adobe, Inc.
a
58,067
4,760 Advanced Energy Industries, Inc. 368,472
7,997 Agilysys, Inc.
a
442,634
4,325 Amkor Technology, Inc. 73,741
28,651 Amphenol Corporation 1,918,471
2,269 ANSYS, Inc.
a
503,037
151,433 Apple, Inc. 20,928,041
10,077 Arista Networks, Inc.
a
1,137,593
7,516 Arrow Electronics, Inc.
a
692,900
5,488 Autodesk, Inc.
a
1,025,158
3,410 Avnet, Inc. 123,169
882 Benchmark Electronics, Inc. 21,856
20,803 BigCommerce Holdings, Inc.
a
307,884
14,327 Bill.com Holdings, Inc.
a
1,896,465
426 Blackline, Inc.
a
25,517
63,800 Block, Inc.
a
3,508,362
1,525 Cadence Design Systems, Inc.
a
249,231
35,454 Calix, Inc.
a
2,167,658
3,399 CDW Corporation 530,516
22,197 Ciena Corporation
a
897,425
79,196 Cisco Systems, Inc. 3,167,840
45,297 Cognex Corporation 1,877,561
2,979 Coherent Corporation
a
103,818
9,683 CommScope Holding Company,
Inc.
a
89,180
897 Computer Services, Inc. 50,008
9,684 Conduent Incorporated
a
32,345
11,653 Descartes Systems Group, Inc.
a
740,315
1,733 Digital Turbine, Inc.
a
24,973
1,258 Diodes, Inc.
a
81,657
23,503 Dolby Laboratories, Inc. 1,531,220
32,129 Dropbox, Inc.
a
665,713
5,669 Endava plc ADR
a
457,091
3,268 EPAM Systems, Inc.
a
1,183,637
1,750 ePlus, Inc.
a
72,695
3,650 Euronet Worldwide, Inc.
a
276,524
25,423 Fidelity National Information
Services, Inc. 1,921,216
1,221 First Solar, Inc.
a
161,502
4,601 Fiserv, Inc.
a
430,516
32,108 Five9, Inc.
a
2,407,458
4,450 FLEETCOR Technologies, Inc.
a
783,956
15,021 Flex, Ltd.
a
250,250
92 Genpact, Ltd. 4,027
47,864 Gilat Satellite Networks, Ltd.
a
255,115
8,413 Global Payments, Inc. 909,025
2,302 HubSpot, Inc.
a
621,816
2,856 IPG Photonics Corporation
a
240,904
3,479 Jack Henry & Associates, Inc. 634,117
90 Keysight Technologies, Inc.
a
14,162
568 KLA-Tencor Corporation 171,894
43,881 Knowles Corporation
a
534,032
4,687 Lam Research Corporation 1,715,442
58,477 Lattice Semiconductor
Corporation
a
2,877,653
2,195 Littelfuse, Inc. 436,125
14,185 LiveRamp Holding, Inc.
a
257,600
Shares Common Stock (47.0%) Value
Information Technology (9.4%) - continued
1,924 Lumentum Holdings, Inc.
a
$ 131,929
6,680 Mastercard, Inc. 1,899,391
1,754 MAXIMUS, Inc. 101,504
274 MaxLinear, Inc.
a
8,938
19,341 Microchip Technology, Inc. 1,180,381
105,794 Microsoft Corporation 24,639,423
517 MKS Instruments, Inc. 42,725
4,744 Momentive Global, Inc.
a
27,563
6,066 Monolithic Power Systems, Inc. 2,204,384
14,308 NAPCO Security Technologies,
Inc.
a
416,077
15,446 National Instruments Corporation 582,932
3,126 NICE, Ltd. ADR
a
588,438
7,199 Nova, Ltd.
a
614,075
58,089 NVIDIA Corporation 7,051,424
8,573 Okta, Inc.
a
487,546
9,725 ON Semiconductor Corporation
a
606,159
2,991 PagerDuty, Inc.
a
69,002
12,435 Palo Alto Networks, Inc.
a
2,036,729
5,453 Paycom Software, Inc.
a
1,799,435
57,953 PayPal Holdings, Inc.
a
4,988,015
1,038 Plexus Corporation
a
90,887
144 Progress Software Corporation 6,127
13,403 PTC, Inc.
a
1,401,954
6,747 Qorvo, Inc.
a
535,779
54,206 QUALCOMM, Inc. 6,124,194
1,106 RingCentral, Inc.
a
44,196
16,242 Sabre Corporation
a
83,646
32,691 Salesforce, Inc.
a
4,702,273
45,482 Samsung Electronics Company,
Ltd. 1,670,065
3,448 Sanmina Corporation
a
158,884
2,181 Semtech Corporation
a
64,143
10,911 ServiceNow, Inc.
a
4,120,103
4,888 SiTime Corporation
a
384,832
19,478 Skyworks Solutions, Inc. 1,660,889
14,513 Splunk, Inc.
a
1,091,378
71,329 Sprout Social, Inc.
a
4,328,244
4,848 Synopsys, Inc.
a
1,481,112
5,721 TD SYNNEX Corporation 464,488
4,729 Teledyne Technologies, Inc.
a
1,595,896
24,968 Texas Instruments, Inc. 3,864,547
11,266 Trimble, Inc.
a
611,406
9,091 TTEC Holdings, Inc. 402,822
97,045 TTM Technologies, Inc.
a
1,279,053
4,421 Tyler Technologies, Inc.
a
1,536,297
9,631 Universal Display Corporation 908,685
156 Upland Software, Inc.
a
1,268
8,430 Vishay Intertechnology, Inc. 149,970
14,793 Vontier Corporation 247,191
31,275 Western Union Company 422,212
5,733 WEX, Inc.
a
727,747
9,669 Wolfspeed, Inc.
a
999,388
31,698 Workiva, Inc.
a
2,466,104
6,012 Xerox Holdings Corporation 78,637
5,803 Yext, Inc.
a
25,881
Total 155,091,055
Materials (2.0%)
11,466 AptarGroup, Inc. 1,089,614
17,494 Ashland, Inc. 1,661,405
4,084 Avery Dennison Corporation 664,467
48,142 Axalta Coating Systems, Ltd.
a
1,013,871
9,864 Ball Corporation 476,628
21,178 Carpenter Technology Corporation 659,483

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.0%) Value
Materials (2.0%) - continued
15,342 Celanese Corporation $ 1,385,996
18,983 CF Industries Holdings, Inc. 1,827,114
2,215 Chemours Company 54,600
2,286 Cleveland-Cliffs, Inc.
a
30,792
17,108 Compass Minerals International,
Inc. 659,171
6,229 Crown Holdings, Inc. 504,736
21,068 Dow, Inc. 925,517
21,505 Eastman Chemical Company 1,527,930
5,778 Huntsman Corporation 141,792
15,090 Ingevity Corporation
a
914,907
4,786 Innospec, Inc. 410,017
82,538 Ivanhoe Mines, Ltd.
a
531,193
1,000 Kaiser Aluminum Corporation 61,350
2,503 Linde plc 674,784
54,265 LyondellBasell Industries NV 4,085,069
3,221 Martin Marietta Materials, Inc. 1,037,452
1,042 Mativ, Inc. 23,007
2,875 Minerals Technologies, Inc. 142,054
1,635 MP Materials Corporation
a
44,635
811 Myers Industries, Inc. 13,357
10,977 Nucor Corporation 1,174,429
6,087 Orion Engineered Carbons SA 81,261
7,777 PPG Industries, Inc. 860,836
7,492 Quaker Chemical Corporation 1,081,695
62,359 Ranpak Holdings Corporation
a
213,268
7,722 Reliance Steel & Aluminum
Company 1,346,794
774 Royal Gold, Inc. 72,617
16,857 RPM International, Inc. 1,404,357
1,483 Ryerson Holding Corporation 38,172
1,478 Sensient Technologies Corporation 102,485
6,514 Sonoco Products Company 369,539
19,727 Steel Dynamics, Inc. 1,399,631
68,466 Summit Materials, Inc.
a
1,640,445
1,185 TriMas Corporation 29,708
1,266 Trinseo plc 23,193
5,617 United States Lime & Minerals, Inc. 574,057
17,092 United States Steel Corporation 309,707
4,729 Westlake Corporation 410,856
26,680 WestRock Company 824,145
1,983 Worthington Industries, Inc. 75,632
Total 32,593,768
Real Estate (1.7%)
22,934 Agree Realty Corporation 1,549,880
4,837 Alexandria Real Estate Equities,
Inc. 678,099
4,276 AvalonBay Communities, Inc. 787,596
5,929 Camden Property Trust 708,219
15,586 CBRE Group, Inc.
a
1,052,211
35,277 CubeSmart 1,413,197
32,450 Cushman & Wakefield plc
a
371,553
5,346 Digital Realty Trust, Inc. 530,216
618 EastGroup Properties, Inc. 89,202
30,334 EPR Properties 1,087,777
4,071 Essential Properties Realty Trust,
Inc. 79,181
1,129 Essex Property Trust, Inc. 273,478
2,446 Extra Space Storage, Inc. 422,449
6,320 First Industrial Realty Trust, Inc. 283,199
5,589 FirstService Corporation 665,147
4,296 Four Corners Property Trust, Inc. 103,920
77,389 Healthcare Realty Trust, Inc. 1,613,561
89,408 Host Hotels & Resorts, Inc. 1,419,799
Shares Common Stock (47.0%) Value
Real Estate (1.7%) - continued
1,598 Howard Hughes Corporation
a
$ 88,513
28,518 Independence Realty Trust, Inc. 477,106
12,286 Kilroy Realty Corporation 517,364
5,624 Life Storage, Inc. 622,914
23,069 National Retail Properties, Inc. 919,530
86,288 National Storage Affiliates Trust 3,587,855
39,326 Necessity Retail REIT, Inc. 231,237
6,590 NetSTREIT Corporation 117,368
62,916 Pebblebrook Hotel Trust 912,911
6,494 Public Storage, Inc. 1,901,508
186 RE/MAX Holdings, Inc. 3,517
2,596 Realty Income Corporation 151,087
11,304 Regency Centers Corporation 608,720
52,351 Rexford Industrial Realty, Inc. 2,722,252
16,208 Sabra Health Care REIT, Inc. 212,649
3,942 SBA Communications Corporation 1,122,090
32,494 Service Properties Trust 168,644
9,460 UDR, Inc. 394,577
11,314 Zillow Group, Inc.
a
323,920
Total 28,212,446
Utilities (1.2%)
20,117 Alliant Energy Corporation 1,066,000
2,045 Artesian Resources Corporation 98,405
1,489 Avista Corporation 55,167
3,961 Black Hills Corporation 268,278
23,835 CenterPoint Energy, Inc. 671,670
1,736 Consolidated Water Company,
Ltd. 26,700
22,487 Constellation Energy Corporation 1,870,694
15,930 Duke Energy Corporation 1,481,809
22,684 Entergy Corporation 2,282,691
1,899 Essential Utilities, Inc. 78,581
11,948 Evergy, Inc. 709,711
133,568 NiSource, Inc. 3,364,578
11,834 NorthWestern Corporation 583,179
42,060 OGE Energy Corporation 1,533,508
2,543 Pinnacle West Capital Corporation 164,049
9,272 Portland General Electric
Company 402,961
21,595 Public Service Enterprise Group,
Inc. 1,214,287
22,896 Sempra Energy 3,433,026
6,174 Spire, Inc. 384,825
11,432 UGI Corporation 369,597
Total 20,059,716
Total Common Stock
(cost $722,619,530) 772,923,880
Shares
Registered Investment
Companies ( 37 .9% ) Value
Unaffiliated  (0.8%)
18,225 Energy Select Sector SPDR Fund 1,312,565
3,677 Invesco QQQ Trust Series 1
b
982,715
1,984 ProShares Ultra S&P 500
b
78,805
4,006 ProShares UltraPro QQQ
b
77,396
28,044 SPDR S&P 500 ETF Trust
b
10,016,756
2,842 SPDR S&P Biotech ETF
a,b
225,427

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (37.9%) Value
Unaffiliated  (0.8%)- continued
7,459 SPDR S&P Oil & Gas Exploration
ETF $ 930,286
Total 13,623,950
Affiliated  (37.1%)
4,736,328 Thrivent Core Emerging Markets
Equity Fund 36,422,358
4,888,000 Thrivent Core International Equity
Fund 37,833,119
5,936,581 Thrivent Core Low Volatility Equity
Fund 65,955,409
2,367,356 Thrivent Core Small Cap Value
Fund 19,601,705
5,712,244 Thrivent Global Stock Portfolio 59,438,188
2,403,693 Thrivent High Yield Portfolio 9,259,024
609,635 Thrivent Income Portfolio 5,028,693
15,079,934 Thrivent International Allocation
Portfolio 107,850,178
876,959 Thrivent International Index
Portfolio 8,558,502
4,491,221 Thrivent Large Cap Value Portfolio 83,575,779
1,064,018 Thrivent Limited Maturity Bond
Portfolio 9,854,300
6,046,599 Thrivent Mid Cap Stock Portfolio 102,689,385
3,772,728 Thrivent Small Cap Stock Portfolio 62,671,795
Total 608,738,435
Total Registered Investment
Companies (cost $666,910,177) 622,362,385
Principal
Amount Long-Term Fixed Income ( 3 .4% ) Value
Collateralized Mortgage Obligations (<0.1%)
Sequoia Mortgage Trust
$ 30,922
3.034%,  9/20/2046, Ser.
2007-1, Class 4A1
c
21,940
Total 21,940
Commercial Mortgage-Backed Securities
(<0.1%)
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
175,000
3.500%,  9/25/2032, Ser.
K148, Class A2
d
160,302
275,000
3.530%,  10/25/2032, Ser.
K149, Class A2 252,092
250,000
3.710%,  11/25/2032, Ser.
K150, Class A2 232,540
Total 644,934
Mortgage-Backed Securities (1.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,123,569 2.500%,  5/1/2051 950,767
836,725 3.500%,  6/1/2052 754,474
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
293,749 2.500%,  7/1/2030 272,582
Principal
Amount Long-Term Fixed Income (3.4%) Value
Mortgage-Backed Securities (1.4%) - continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 250,000 2.500%,  10/1/2037
e
$ 226,230
675,000 3.500%,  10/1/2037
e
637,875
875,000 4.000%,  10/1/2037
e
844,102
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
628,962 3.500%,  5/1/2040
e
582,556
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,134,377 3.000%,  1/1/2052 991,855
573,531 2.500%,  2/1/2051 484,542
1,443,189 2.000%,  3/1/2051 1,175,327
1,161,202 3.000%,  3/1/2052 1,013,942
562,173 2.500%,  4/1/2051 475,190
685,109 3.000%,  4/1/2051 600,058
702,772 3.000%,  5/1/2050 618,187
880,070 2.500%,  7/1/2051 742,975
1,959,509 2.000%,  8/1/2051 1,594,860
198,744 3.500%,  9/1/2052 179,523
1,800,000 2.000%,  10/1/2052
e
1,457,016
1,400,000 2.500%,  10/1/2052
e
1,174,332
956,395 2.500%,  12/1/2051 805,335
1,100,000 5.500%,  10/1/2041
e
1,093,297
1,950,000 4.000%,  10/1/2048
e
1,809,311
450,000 4.500%,  10/1/2048
e
428,660
625,000 5.000%,  10/1/2048
e
608,792
1,500,000 3.000%,  10/1/2049
e
1,305,293
1,290,000 3.500%,  10/1/2049
e
1,160,899
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
221,967 3.500%,  7/1/2061 200,714
Total 22,188,694
U.S. Government & Agencies (2.0%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,167,216
920,000 2.250%,  11/15/2027 841,836
5,000,000 2.875%,  5/15/2028 4,699,219
170,000 5.250%,  11/15/2028 180,724
125,000 0.875%,  11/15/2030 99,580
90,000 1.375%,  11/15/2031 73,125
2,500,000 2.875%,  5/15/2032 2,311,328
3,030,000 1.375%,  11/15/2040 1,958,729
120,000 3.000%,  5/15/2042 102,075
2,413,000 2.500%,  5/15/2046 1,829,073
U.S. Treasury Notes
8,300,000 0.125%,  12/31/2022 8,232,384
100,000 0.125%,  10/15/2023 95,789
500,000 2.125%,  7/31/2024 481,035
2,330,000 2.250%,  11/15/2024 2,234,980
2,040,000 2.125%,  11/30/2024 1,949,953
640,000 2.625%,  1/31/2026 608,250
6,630,000 2.500%,  2/28/2026 6,266,386
300,000 0.750%,  1/31/2028 252,551
Total 33,384,233
Total Long-Term Fixed Income
(cost $61,114,303) 56,239,801

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0 .9% ) Value
14,406,966 Thrivent Cash Management Trust $ 14,406,966
Total Collateral Held for
Securities Loaned
(cost $14,406,966) 14,406,966
Shares or
Principal
Amount Short-Term Investments ( 12 .6% ) Value
Federal Home Loan Bank Discount
Notes
1,400,000 2.400%, 10/14/2022
f,g
1,398,705
100,000 2.520%, 10/19/2022
f,g
99,867
100,000 2.430%, 10/24/2022
f,g
99,826
3,100,000 2.514%, 10/28/2022
f,g
3,093,491
5,100,000 2.980%, 11/18/2022
f,g
5,079,515
400,000 3.250%, 12/14/2022
f,g
397,243
3,100,000 3.440%, 12/21/2022
f,g
3,076,881
Thrivent Core Short-Term Reserve
Fund
19,495,214 3.170% 194,952,146
Total Short-Term Investments
(cost $208,116,266) 208,197,674
Total Investments (cost
$1,673,167,242) 101.8% $ 1,674,130,706
Other Assets and Liabilities, Net
(1.8%) (29,523,708)
Total Net Assets 100.0% $ 1,644,606,998
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $160,302 or 0.0%
of total net assets.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of September 30, 2022:
Securities Lending Transactions
Common Stock $ 13,955,334
Total lending $13,955,334
Gross amount payable upon return of
collateral for securities loaned $14,406,966
Net amounts due to counterparty $451,632
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 46,283,964 46,283,964 – –
Consumer Discretionary 91,214,716 91,214,716 – –
Consumer Staples 36,075,710 36,075,710 – –
Energy 31,586,521 31,586,521 – –
Financials 103,064,067 101,728,985 1,335,082 –
Health Care 114,448,419 114,448,419 – –
Industrials 114,293,498 113,532,744 760,754 –
Information Technology 155,091,055 153,420,990 1,670,065 –
Materials 32,593,768 32,062,575 531,193 –
Real Estate 28,212,446 28,212,446 – –
Utilities 20,059,716 20,059,716 – –
Registered Investment Companies
Unaffiliated 13,623,950 13,623,950 – –
Affiliated 468,527,549 448,925,844 19,601,705 –
Long-Term Fixed Income
Collateralized Mortgage Obligations 21,940 – 21,940 –
Commercial Mortgage-Backed Securities 644,934 – 644,934 –
Mortgage-Backed Securities 22,188,694 – 22,188,694 –
U.S. Government & Agencies 33,384,233 – 33,384,233 –
Short-Term Investments 13,245,528 – 13,245,528 –
Subtotal Investments in Securities $ 1,324,560,708 $ 1,231,176,580 $ 93,384,128 $ –
Other Investments  * Total
Affiliated Short-Term Investments 194,952,146
Affiliated Registered Investment Companies 140,210,886
Collateral Held for Securities Loaned 14,406,966
Subtotal Other Investments $ 349,569,998
Total Investments at Value $ 1,674,130,706
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 20,376,334 20,376,334 – –
Total Asset Derivatives $ 20,376,334 $ 20,376,334 $ – $ –
Liability Derivatives
Futures Contracts 33,781,976 33,781,976 – –
Total Liability Derivatives $ 33,781,976 $ 33,781,976 $ – $ –

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$13,392,528 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 69 December 2022 $ 8,123,355 ( $ 391,042 )
CBOT U.S. Long Bond 8 December 2022 1,095,526 (84,276)
CME E-mini S&P 500 Index 1,519 December 2022 304,020,568 (30,486,643)
CME Ultra Long Term U.S. Treasury Bond 14 December 2022 2,068,218 (150,218)
ICE mini MSCI EAFE Index 291 December 2022 26,831,527 (2,669,797)
Total Futures Long Contracts $ 342,139,194 ( $ 33,781,976 )
CBOT 2-Yr. U.S. Treasury Note (16) December 2022 ( $ 3,339,834 ) $ 53,584
CBOT 5-Yr. U.S. Treasury Note (28) December 2022 (3,118,864) 108,645
CME E-mini Russell 2000 Index (479) December 2022 (44,357,274) 4,365,564
CME E-mini S&P Mid-Cap 400 Index (621) December 2022 (152,686,354) 15,557,134
ICE US mini MSCI Emerging Markets Index (425) December 2022 (18,779,480) 260,105
Ultra 10-Yr. U.S. Treasury Note (4) December 2022 (505,239) 31,302
Total Futures Short Contracts ( $ 222,787,045 ) $ 20,376,334
Total Futures Contracts $ 119,352,149 ( $ 13,405,642 )

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $ 50,489 $ – $ – $ 36,422 4,736 2.2%
Core International Equity 53,279 – – 37,833 4,888 2.3
Core Low Volatility Equity 79,372 – – 65,955 5,937 4.0
Core Small Cap Value – 21,880 – 19,602 2,367 1.2
Global Stock 80,300 9,271 – 59,438 5,712 3.6
High Yield 10,753 389 – 9,259 2,404 0.6
Income 6,181 316 – 5,029 610 0.3
International Allocation 152,223 14,288 – 107,850 15,080 6.6
International Index 11,827 299 – 8,559 877 0.5
Large Cap Value 98,380 8,299 – 83,576 4,491 5.1
Limited Maturity Bond 10,428 178 – 9,854 1,064 0.6
Mid Cap Stock 134,028 20,722 – 102,689 6,047 6.3
Small Cap Stock 76,936 12,618 – 62,672 3,773 3.8
Total Affiliated Registered Investment
Companies 764,196 608,738 37.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 229,547 300,262 334,857 194,952 19,495 11.8
Total Affiliated Short-Term Investments 229,547 194,952 11.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,667 262,086 255,346 14,407 14,407 0.9
Total Collateral Held for Securities Loaned 7,667 14,407 0.9
Total Value $ 1,001,410 $ 818,097
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– ($14,067) $ – $ –
Core International Equity – (15,446) – –
Core Low Volatility Equity – (13,417) – –
Core Small Cap Value Fund – (2,278) – –
Global Stock – (30,133) 8,511 760
High Yield – (1,883) – 389
Income – (1,468) 177 140
International Allocation – (58,661) 10,777 3,511
International Index – (3,567) 31 268
Large Cap Value – (23,103) 7,100 1,198
Limited Maturity Bond – (752) 33 145
Mid Cap Stock – (52,061) 20,360 362
Small Cap Stock – (26,882) 12,385 232
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% – – – 2,057
Total Income/Non Income Cash from Affiliated
Investments $ 9,062
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 30
Total Affiliated Income from Securities Loaned, Net $ 30
Total Value $– ($243,718) $ 59,374

All Cap Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.6% ) Value
Communications Services (6.0%)
53,200 Alphabet, Inc., Class C
a
$ 5,115,180
44,430 Comcast Corporation 1,303,132
29,720 Verizon Communications, Inc. 1,128,468
10,930 ZoomInfo Technologies, Inc.
a
455,344
Total 8,002,124
Consumer Discretionary (12.7%)
22,810 Amazon.com, Inc.
a
2,577,530
710 Booking Holdings, Inc.
a
1,166,679
3,500 Burlington Stores, Inc.
a
391,615
15,120 Caesars Entertainment, Inc.
a
487,771
10,780 Canada Goose Holdings, Inc.
a
164,287
840 Chipotle Mexican Grill, Inc.
a
1,262,318
17,190 Clarus Corporation
b
231,549
9,930 Dollar General Corporation 2,381,810
6,040 Dollar Tree, Inc.
a
822,044
43,621 Everi Holdings, Inc.
a
707,533
8,940 NIKE, Inc. 743,093
160 NVR, Inc.
a
637,933
3,320 O'Reilly Automotive, Inc.
a
2,335,122
4,180 Papa John's International, Inc. 292,642
15,370 Sony Group Corporation ADR 984,449
6,360 Tesla, Inc.
a
1,686,990
Total 16,873,365
Consumer Staples (4.7%)
15,900 BJ's Wholesale Club Holdings,
Inc.
a
1,157,679
3,020 Casey's General Stores, Inc. 611,610
7,590 Celsius Holdings, Inc.
a
688,261
23,160 Philip Morris International, Inc. 1,922,512
20,990 Sysco Corporation 1,484,203
21,580 Turning Point Brands, Inc. 458,143
Total 6,322,408
Energy (4.7%)
7,662 ConocoPhillips 784,129
18,368 Devon Energy Corporation 1,104,468
12,490 Helmerich & Payne, Inc. 461,755
21,100 NOV, Inc. 341,398
9,370 Pioneer Natural Resources
Company 2,028,886
14,790 Valero Energy Corporation 1,580,312
Total 6,300,948
Financials (13.0%)
9,210 Ally Financial, Inc. 256,314
6,760 American Express Company 911,992
6,480 Ameriprise Financial, Inc. 1,632,636
11,270 Arch Capital Group, Ltd.
a
513,236
15,560 Cadence Bank 395,380
15,082 Charles Schwab Corporation 1,083,943
12,520 Chubb, Ltd. 2,277,138
10,010 Enterprise Financial Services
Corporation 440,840
13,430 Equitable Holdings, Inc. 353,880
6,430 Hamilton Lane, Inc. 383,292
4,280 Houlihan Lokey, Inc. 322,626
13,480 J.P. Morgan Chase & Company 1,408,660
3,580 Kinsale Capital Group, Inc. 914,404
24,350 Morgan Stanley 1,923,894
670 MSCI, Inc. 282,599
4,440 S&P Global, Inc. 1,355,754
7,650 Signature Bank 1,155,150
920 SVB Financial Group
a
308,918
Shares Common Stock (96.6%) Value
Financials (13.0%) - continued
5,960 Western Alliance Bancorp $ 391,810
5,380 Zions Bancorporation NA 273,627
1,880 Zurich Insurance Group AG 749,464
Total 17,335,557
Health Care (15.2%)
920 Argenx SE ADR
a
324,806
32,540 AstraZeneca plc ADR 1,784,494
8,750 Danaher Corporation 2,260,037
3,320 DexCom, Inc.
a
267,393
25,760 Edwards Lifesciences Corporation
a
2,128,549
5,330 Elevance Health, Inc. 2,421,099
47,986 Inotiv, Inc.
a
808,564
3,530 Insulet Corporation
a
809,782
7,260 Laboratory Corporation of America
Holdings 1,486,921
8,623 Lantheus Holdings, Inc.
a
606,456
16,490 Medtronic plc 1,331,567
24,450 Merck & Company, Inc. 2,105,634
15,640 NuVasive, Inc.
a
685,188
18,095 Progyny, Inc.
a
670,601
9,190 Silk Road Medical, Inc.
a
413,550
7,310 Veeva Systems, Inc.
a
1,205,273
9,260 Zimmer Biomet Holdings, Inc. 968,133
Total 20,278,047
Industrials (10.2%)
12,060 Altra Industrial Motion Corporation 405,457
13,960 Badger Infrastructure Solutions,
Ltd. 284,486
1,160 Carlisle Companies, Inc. 325,276
7,850 Crane Holdings, Company 687,189
4,160 Cummins, Inc. 846,602
5,960 Deere & Company 1,989,984
45,680 Dun & Bradstreet Holdings, Inc. 565,975
13,000 Howmet Aerospace, Inc. 402,090
41,270 Janus International Group, Inc.
a
368,128
8,070 ManpowerGroup, Inc. 522,048
2,690 Middleby Corporation
a
344,777
8,952 Norfolk Southern Corporation 1,876,787
6,260 Parker-Hannifin Corporation 1,516,861
4,170 Regal Rexnord Corporation 585,301
8,520 Timken Company 503,021
10,230 United Parcel Service, Inc. 1,652,554
18,540 WillScot Mobile Mini Holdings
Corporation
a
747,718
Total 13,624,254
Information Technology (19.1%)
1,500 ANSYS, Inc.
a
332,550
39,320 Apple, Inc. 5,434,024
5,260 Avalara, Inc.
a
482,868
5,310 Blackline, Inc.
a
318,069
8,560 Block, Inc.
a
470,714
7,720 Ciena Corporation
a
312,120
41,630 Cisco Systems, Inc. 1,665,200
9,480 Cognex Corporation 392,946
5,700 CommVault Systems, Inc.
a
302,328
8,030 Dolby Laboratories, Inc. 523,154
3,260 F5, Inc.
a
471,820
4,200 Five9, Inc.
a
314,916
16,370 Juniper Networks, Inc. 427,584
9,690 Lattice Semiconductor
Corporation
a
476,845
1,490 Littelfuse, Inc. 296,048

All Cap Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.6%) Value
Information Technology (19.1%) - continued
6,500 Mastercard, Inc. $ 1,848,210
26,860 Microsoft Corporation 6,255,694
14,480 National Instruments Corporation 546,475
1,870 NICE, Ltd. ADR
a
352,009
9,700 NVIDIA Corporation 1,177,483
12,250 PayPal Holdings, Inc.
a
1,054,357
11,020 QUALCOMM, Inc. 1,245,040
2,655 Snowflake, Inc.
a
451,244
5,690 TTEC Holdings, Inc. 252,124
Total 25,403,822
Materials (4.2%)
64,780 Axalta Coating Systems, Ltd.
a
1,364,267
6,300 Ball Corporation 304,416
9,440 Berry Plastics Group, Inc.
a
439,243
17,710 Carpenter Technology Corporation 551,490
24,600 International Paper Company 779,820
15,280 LyondellBasell Industries NV 1,150,278
7,420 Steel Dynamics, Inc. 526,449
19,920 Summit Materials, Inc.
a
477,283
Total 5,593,246
Real Estate (3.7%)
5,160 Agree Realty Corporation 348,713
3,760 Alexandria Real Estate Equities,
Inc. 527,114
4,390 AvalonBay Communities, Inc. 808,594
4,130 Camden Property Trust 493,329
9,880 Duke Realty Corporation 476,216
1,450 Equinix, Inc. 824,818
6,390 FirstService Corporation 760,474
6,840 Prologis, Inc. 694,944
Total 4,934,202
Utilities (3.1%)
15,270 CenterPoint Energy, Inc. 430,309
12,190 Duke Energy Corporation 1,133,914
3,750 Entergy Corporation 377,362
5,010 Evergy, Inc. 297,594
20,384 NextEra Energy, Inc. 1,598,309
7,230 Portland General Electric
Company 314,216
Total 4,151,704
Total Common Stock
(cost $131,876,766) 128,819,677
Shares
Registered Investment
Companies ( 0.3% ) Value
Unaffiliated  (0.3%)
8,810 SPDR S&P Homebuilders ETF
b
481,819
Total 481,819
Total Registered Investment
Companies (cost $402,964) 481,819
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
366,600 Thrivent Cash Management Trust 366,600
Total Collateral Held for
Securities Loaned
(cost $366,600) 366,600
Shares Short-Term Investments ( 3.0% ) Value
Thrivent Core Short-Term Reserve
Fund
406,975 3.170% $ 4,069,754
Total Short-Term Investments
(cost $4,069,023) 4,069,754
Total Investments (cost
$136,715,353) 100.2% $133,737,850
Other Assets and Liabilities, Net
(0.2%) (333,478)
Total Net Assets 100.0% $133,404,372
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
September 30, 2022:
Securities Lending Transactions
Common Stock $ 365,988
Total lending $365,988
Gross amount payable upon return of
collateral for securities loaned $366,600
Net amounts due to counterparty $612
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,002,124 8,002,124 – –
Consumer Discretionary 16,873,365 16,873,365 – –
Consumer Staples 6,322,408 6,322,408 – –
Energy 6,300,948 6,300,948 – –
Financials 17,335,557 16,586,093 749,464 –
Health Care 20,278,047 20,278,047 – –
Industrials 13,624,254 13,339,768 284,486 –
Information Technology 25,403,822 25,403,822 – –
Materials 5,593,246 5,593,246 – –
Real Estate 4,934,202 4,934,202 – –
Utilities 4,151,704 4,151,704 – –
Registered Investment Companies
Unaffiliated 481,819 481,819 – –
Subtotal Investments in Securities $129,301,496 $128,267,546 $1,033,950 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,069,754
Collateral Held for Securities Loaned 366,600
Subtotal Other Investments $4,436,354
Total Investments at Value $133,737,850
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $3,317 $9,094 $8,341 $4,070 407 3.0%
Total Affiliated Short-Term Investments 3,317 4,070 3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,219 14,629 15,481 367 367 0.3
Total Collateral Held for Securities Loaned 1,219 367 0.3
Total Value $4,536 $4,437
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $40
Total Income/Non Income Cash from Affiliated
Investments $40
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ –

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 10 .2% )
a
Value
Basic Materials (1.5%)
Flexsys Holdings, Inc., Term Loan
$ 512,425
8.365%,  (LIBOR 1M +
5.250%), 11/1/2028
b
$ 458,620
Gemini HDPE, LLC, Term Loan
487,077
5.810%,  (LIBOR 3M +
3.000%), 12/31/2027
b
465,158
Grinding Media, Inc., Term Loan
514,800
7.509%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
458,172
Groupe Solmax, Inc., Term Loan
486,523
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
429,357
Herens US Holdco Corporation,
Term Loan
469,089
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
416,317
Hyperion Materials &
Technologies, Inc., Term Loan
310,156
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
288,445
INEOS US Petrochem, LLC, Term
Loan
523,375
5.865%,  (LIBOR 1M +
2.750%), 1/29/2026
b
486,959
Innophos Holdings, Inc., Term
Loan
341,250
6.365%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
329,733
Lummus Technology Holdings V,
LLC, Term Loan
318,669
6.615%,  (LIBOR 1M +
3.500%), 6/30/2027
b
287,997
Momentive Performance Materials
USA, LLC, Term Loan
326,048
6.370%,  (LIBOR 1M +
3.250%), 5/15/2024
b
315,858
Natgasoline, LLC, Term Loan
418,687
6.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
399,847
Nouryon USA, LLC, Term Loan
667,122
5.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
624,593
Spectrum Group Buyer, Inc., Term
Loan
680,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
652,161
Venator Finance SARL, Term Loan
407,494
6.115%,  (LIBOR 1M +
3.000%), 8/8/2024
b
352,991
Total 5,966,208
Capital Goods (2.0%)
ACProducts Holdings, Inc., Term
Loan
390,063
7.325%,  (LIBOR 3M +
4.250%), 5/17/2028
b
286,318
Advanced Drainage Systems, Inc.,
Term Loan
59,965
4.862%,  (LIBOR 1M +
2.250%), 9/24/2026
b
59,965
AZZ, Inc., Term Loan
147,965
7.133%,  (TSFR1M +
4.250%), 5/13/2029
b
143,773
Principal
Amount Bank Loans (10.2%)
a
Value
Capital Goods (2.0%) - continued
Bingo Industries, Ltd., Term Loan
$ 183,150
7.174%,  (LIBOR 3M +
3.500%), 8/9/2028
b
$ 164,606
BW Holding, Inc., Term Loan
618,029
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c
568,586
CP Atlas Buyer, Inc., Term Loan
403,957
6.615%,  (LIBOR 1M +
3.750%), 11/23/2027
b
350,231
EnergySolutions, LLC, Term Loan
309,816
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
286,096
Foley Products Company, LLC,
Term Loan
473,578
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
447,531
GFL Environmental, Inc., Term
Loan
525,638
5.806%,  (LIBOR 3M +
3.000%), 5/31/2025
b
519,267
LABL, Inc., Term Loan
131,506
8.115%,  (LIBOR 1M +
5.000%), 10/29/2028
b
118,253
LRS Holdings, LLC, Term Loan
264,998
7.365%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
250,423
LTR Intermediate Holdings, Inc.,
Term Loan
294,761
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
267,741
Mauser Packaging Solutions
Holding Company, Term Loan
534,184
5.814%,  (LIBOR 1M +
3.250%), 4/3/2024
b
496,460
Pactiv Evergreen Group Holdings,
Inc., Term Loan
442,125
6.365%,  (LIBOR 1M +
3.250%), 2/5/2026
b
422,150
Quikrete Holdings Inc., Term Loan
308,450
6.115%,  (LIBOR 1M +
3.000%), 3/18/2029
b
296,242
Secure Acquisition, Inc., Delayed
Draw
43,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
40,205
Secure Acquisition, Inc., Term
Loan
287,555
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
268,864
Smyrna Ready Mix Concrete, LLC,
Term Loan
444,885
7.384%,  (TSFR1M +
4.250%), 4/1/2029
b,c
423,753
Tiger Acquisition, LLC, Term Loan
168,300
6.365%,  (LIBOR 1M +
3.250%), 6/1/2028
b
155,257
TransDigm, Inc., Term Loan
1,196,175
5.924%,  (LIBOR 3M +
2.250%), 12/9/2025
b
1,144,189
TricorBraun Holdings, Inc., Term
Loan
612,436
6.365%,  (LIBOR 1M +
3.250%), 3/3/2028
b
574,006

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.2%)
a
Value
Capital Goods (2.0%) - continued
Trident TPI Holdings, Inc., Delayed
Draw
$ 37,286
6.300%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
$ 35,254
Trident TPI Holdings, Inc., Term
Loan
269,775
7.674%,  (LIBOR 3M +
4.000%), 9/17/2028
b
255,072
Waterlogic USA Holdings, Inc.,
Term Loan
277,200
7.865%,  (LIBOR 1M +
4.750%), 8/12/2028
b
271,656
Total 7,845,898
Communications Services (2.1%)
Allen Media, LLC, Term Loan
147,349
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
126,904
Audacy Capital Corporation, Term
Loan
432,925
5.613%,  (LIBOR 1M +
2.500%), 11/17/2024
b
357,938
Cablevision Lightpath, LLC, Term
Loan
510,900
6.068%,  (LIBOR 1M +
3.250%), 12/1/2027
b
488,231
Cengage Learning, Inc., Term
Loan
504,900
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
455,910
Clear Channel Outdoor Holdings,
Inc., Term Loan
542,490
6.306%,  (LIBOR 3M +
3.500%), 8/21/2026
b
482,984
CMG Media Corporation, Term
Loan
299,662
6.615%,  (LIBOR 1M +
3.500%), 12/17/2026
b
279,936
Crown Subsea Communications
Holding, Inc., Term Loan
396,678
7.314%,  (LIBOR 1M +
4.750%), 4/27/2027
b
381,803
DIRECTV Financing, LLC, Term
Loan
527,800
8.115%,  (LIBOR 1M +
5.000%), 8/2/2027
b
490,395
E.W. Scripps Company, Term Loan
194,775
5.865%,  (LIBOR 1M +
2.750%), 1/7/2028
b
188,028
Gogo Intermediate Holdings, LLC,
Term Loan
429,563
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
415,924
Gridiron Fiber Corporation, Term
Loan
290,540
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
262,759
iHeartCommunications, Inc., Term
Loan
360,175
6.115%,  (LIBOR 1M +
3.000%), 5/1/2026
b
337,534
Metronet Systems Holdings, LLC,
Term Loan
494,149
6.615%,  (LIBOR 1M +
3.750%), 6/2/2028
b
463,265
Principal
Amount Bank Loans (10.2%)
a
Value
Communications Services (2.1%) - continued
NEP Group, Inc., Term Loan
$ 693,000
6.365%,  (LIBOR 1M +
3.250%), 10/20/2025
b
$ 637,560
146,000
10.115%,  (LIBOR 1M +
7.000%), 10/19/2026
b
131,546
Nexstar Media, Inc., Term Loan
502,188
5.615%,  (LIBOR 1M +
2.500%), 9/18/2026
b
494,474
ORBCOMM, Inc., Term Loan
272,250
7.343%,  (LIBOR 1M +
4.250%), 9/1/2028
b
248,654
RLG Holdings, LLC, Term Loan
279,847
7.115%,  (LIBOR 1M +
4.000%), 7/8/2028
b
262,589
Voyage Australia, Pty. Ltd., Term
Loan
262,350
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
252,021
Voyage Digital NZ/US, Term Loan
476,000
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
462,315
Xplornet Communications, Inc.,
Term Loan
272,250
7.115%,  (LIBOR 1M +
4.000%), 10/1/2028
b
238,831
245,000
10.115%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
212,537
Zayo Group Holdings, Inc., Term
Loan
988,776
6.115%,  (LIBOR 1M +
3.000%), 3/9/2027
b
823,285
Total 8,495,423
Consumer Cyclical (1.4%)
Adient US, LLC, Term Loan
148,125
6.365%,  (LIBOR 1M +
3.250%), 4/8/2028
b
139,516
American Trailer World
Corporation, Term Loan
540,346
6.884%,  (LIBOR 1M +
3.750%), 3/3/2028
b
488,786
Caesars Resort Collection, LLC,
Term Loan
129,902
6.615%,  (LIBOR 1M +
3.500%), 7/20/2025
b
127,804
Carnival Corporation, Term Loan
251,146
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
227,287
CNT Holdings I Corporation, Term
Loan
344,750
6.248%,  (LIBOR 1M +
3.500%), 11/8/2027
b
327,819
95,000
9.498%,  (LIBOR 1M +
6.750%), 11/6/2028
b
89,538
Golden Entertainment, Inc., Term
Loan
806,386
6.090%,  (LIBOR 1M +
3.000%), 10/20/2024
b
796,709
Great Canadian Gaming
Corporation, Term Loan
170,000
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
161,925

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.2%)
a
Value
Consumer Cyclical (1.4%) - continued
HRNI Holdings, LLC, Term Loan
$ 247,900
7.365%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 234,885
PetSmart, LLC, Term Loan
777,150
6.870%,  (LIBOR 1M +
3.750%), 2/12/2028
b
733,762
Prime Security Services Borrower,
LLC, Term Loan
1,452,875
5.303%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,404,974
Staples, Inc., Term Loan
188,174
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
175,826
317,767
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
277,912
Tenneco, Inc., Term Loan
254,707
6.115%,  (LIBOR 1M +
3.000%), 10/1/2025
b
250,411
Total 5,437,154
Consumer Non-Cyclical (1.1%)
AI Aqua Merger Sub, Inc., Term
Loan
314,212
6.346%,  (TSFR1M +
3.750%), 7/30/2028
b
291,237
Alltech, Inc., Term Loan
257,057
7.115%,  (LIBOR 1M +
4.000%), 10/15/2028
b
245,919
Blue Ribbon, LLC, Term Loan
332,500
8.564%,  (LIBOR 1M +
6.000%), 5/7/2028
b
283,041
Chobani, LLC, Term Loan
264,600
6.615%,  (LIBOR 1M +
3.500%), 10/23/2027
b
240,291
City Brewing Company, LLC, Term
Loan
653,240
6.185%,  (LIBOR 1M +
3.500%), 4/5/2028
b
507,352
Del Monte Foods, Inc., Term Loan
178,000
7.368%,  (SOFRRATE +
4.250%), 5/16/2029
b
170,138
Gainwell Acquisition Corporation,
Term Loan
502,331
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
477,591
Global Medical Response, Inc.,
Term Loan
1,341,348
6.814%,  (LIBOR 1M +
4.250%), 10/2/2025
b
1,159,595
Mamba Purchaser, Inc., Term Loan
50,000
9.552%,  (LIBOR 1M +
6.500%), 10/14/2029
b
47,250
Packaging Coordinators Midco,
Inc., Term Loan
265,307
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
251,598
Pegasus Bidco BV, Term Loan
236,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b
224,986
Precision Medicine Group, LLC,
Delayed Draw
23,908
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
22,055
Principal
Amount Bank Loans (10.2%)
a
Value
Consumer Non-Cyclical (1.1%) - continued
Precision Medicine Group, LLC,
Term Loan
$ 522,321
3.234%,  (LIBOR 2M +
3.000%), 11/20/2027
b,c
$ 481,841
Sharp Services, LLC, Term Loan
110,445
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
103,818
Total 4,506,712
Energy (0.4%)
CQP Holdco, LP, Term Loan
607,313
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b
585,043
Freeport LNG Investments, LLP,
Term Loan
497,295
6.210%,  (LIBOR 3M +
3.500%), 12/21/2028
b
459,287
GIP II Blue Holding, LP, Term Loan
389,345
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b
382,726
GIP III Stetson I, LP, Term Loan
395,716
7.365%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
376,674
Total 1,803,730
Financials (0.5%)
Asurion, LLC, Term Loan
211,237
6.365%,  (LIBOR 1M +
3.250%), 12/23/2026
b
178,629
689,500
6.365%,  (LIBOR 1M +
3.250%), 7/31/2027
b
580,214
440,000
8.365%,  (LIBOR 1M +
5.250%), 2/3/2028
b
330,000
165,000
8.365%,  (LIBOR 1M +
5.250%), 1/15/2029
b
125,400
Novae, LLC, Term Loan
707,445
7.677%,  (SOFRRATE +
5.000%), 12/22/2028
b
654,387
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
178,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
164,650
Total 2,033,280
Technology (0.5%)
CommScope, Inc., Term Loan
887,550
6.365%,  (LIBOR 1M +
3.250%), 4/4/2026
b
817,655
Rackspace Technology Global,
Inc., Term Loan
935,750
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
663,409
Redstone Holdco 2 LP, Term Loan
278,827
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
205,496
160,591
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
126,968
SS&C Technologies, Inc., Term
Loan
41,504
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
40,088
35,964
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
34,738

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.2%)
a
Value
Technology (0.5%) - continued
Venga Finance SARL, Term Loan
$ 267,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b,c
$ 245,640
Total 2,133,994
Transportation (0.6%)
AAdvantage Loyalty IP, Ltd., Term
Loan
840,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
812,280
Air Canada, Term Loan
177,555
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
168,519
Hertz Corporation, Term Loan
138,250
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
130,561
26,385
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
24,917
Rinchem Company, LLC, Term
Loan
118,702
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
113,213
SkyMiles IP, Ltd., Term Loan
695,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
695,542
United Airlines, Inc., Term Loan
290,575
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
276,813
Total 2,221,845
Utilities (0.1%)
Constellation Renewables, LLC,
Term Loan
146,275
5.570%,  (LIBOR 3M +
2.500%), 12/15/2027
b
142,947
Osmose Utilities Services, Inc.,
Term Loan
108,900
6.365%,  (LIBOR 1M +
3.250%), 6/22/2028
b
99,644
PG&E Corporation, Term Loan
247,588
6.125%,  (LIBOR 1M +
3.000%), 6/23/2025
b
236,322
Total 478,913
Total Bank Loans
(cost $44,334,974) 40,923,157
Principal
Amount Long-Term Fixed Income ( 39 .1% ) Value
Asset-Backed Securities (3.5%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
182,682
349,761
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
324,058
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
180,739
Affirm Asset Securitization Trust
550,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
c,f
531,029
Amur Equipment Finance
Receivables XI, LLC
550,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
546,675
Principal
Amount Long-Term Fixed Income (39.1%) Value
Asset-Backed Securities (3.5%) - continued
Anchorage Capital CLO 21, Ltd.
$ 250,000
5.110%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
$ 226,819
Ares XL CLO, Ltd.
250,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
222,488
Babson CLO, Ltd.
300,000
5.610%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
271,129
Bankers Healthcare Group
Securitization Trust
550,000
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
548,625
Barings CLO, Ltd.
400,000
5.860%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
360,176
Business Jet Securities, LLC
69,635
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
63,511
286,024
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
263,908
CarVal CLO VIII-C, Ltd.
650,000
6.722%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,e,f
650,000
CarVal CLO, Ltd.
350,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
323,283
College Avenue Student Loans,
LLC
109,879
4.734%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
*,b
108,241
Dewolf Park CLO, Ltd.
350,000
5.362%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
312,050
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
578,127
Galaxy XIX CLO, Ltd.
250,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
226,959
GMAC Mortgage Corporation
Loan Trust
32,861
3.584%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
17,294
GSAA Home Equity Trust
76,740
4.520%,  8/25/2034, Ser.
2004-10, Class M2
g
66,666
Harley Marine Financing, LLC
410,625
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
400,239
Longfellow Place CLO, Ltd.
375,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
360,340

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Asset-Backed Securities (3.5%) - continued
Madison Park Funding XXI, Ltd.
$ 275,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
$ 253,604
Mountain View CLO, Ltd.
460,000
5.090%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
433,199
Neuberger Berman CLO, Ltd.
350,000
5.512%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
313,488
OCP CLO, Ltd.
275,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
250,237
OZLM IX, Ltd.
425,000
4.260%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
400,121
OZLM VIII, Ltd.
300,000
4.390%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
284,272
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
370,169
Preferred Term Securities XXIII,
Ltd.
33,577
3.493%,  (LIBOR 3M +
0.200%), 12/22/2036
b,f
33,347
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
415,305
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
230,337
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
239,720
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
496,313
Sculptor CLO, Ltd.
250,000
5.110%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
226,103
Sound Point CLO XXI, Ltd.
800,000
4.216%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
749,352
Stratus CLO, Ltd.
425,000
5.210%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
370,390
TCI-Flatiron CLO, Ltd.
550,000
4.581%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
508,483
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
171,726
Principal
Amount Long-Term Fixed Income (39.1%) Value
Asset-Backed Securities (3.5%) - continued
$ 250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
$ 216,735
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
285,510
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
171,898
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
297,921
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
226,040
Whitebox CLO III, Ltd.
300,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
269,828
Wind River CLO, Ltd.
200,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
185,629
Total 14,164,765
Basic Materials (0.5%)
Alcoa Nederland Holding BV
95,000 5.500%,  12/15/2027
f
88,602
Anglo American Capital plc
60,000 3.875%,  3/16/2029
f
51,559
Avient Corporation
25,000 7.125%,  8/1/2030
f
23,073
Cascades USA, Inc.
50,000 5.125%,  1/15/2026
f
45,267
Chemours Company
75,000 5.750%,  11/15/2028
f
61,344
Cleveland-Cliffs, Inc.
60,000 5.875%,  6/1/2027 53,994
40,000 4.625%,  3/1/2029
f,i
33,600
Consolidated Energy Finance SA
118,000 5.625%,  10/15/2028
f
94,659
Ecolab, Inc.
54,000 2.125%,  2/1/2032 42,635
EverArc Escrow Sarl
59,000 5.000%,  10/30/2029
f
47,627
First Quantum Minerals, Ltd.
126,000 6.875%,  10/15/2027
f
113,400
Freeport-McMoRan, Inc.
128,000 4.625%,  8/1/2030 112,157
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
f
62,409
Hecla Mining Company
25,000 7.250%,  2/15/2028 23,192
Hudbay Minerals, Inc.
70,000 4.500%,  4/1/2026
f
58,197
Ingevity Corporation
100,000 3.875%,  11/1/2028
f
82,678
LYB International Finance III, LLC
62,000 1.250%,  10/1/2025 54,478
Mercer International, Inc.
70,000 5.125%,  2/1/2029 55,782
Methanex Corporation
69,000 4.250%,  12/1/2024 66,161
Mosaic Company
87,000 4.050%,  11/15/2027 80,959
Novelis Corporation
30,000 3.250%,  11/15/2026
f
25,042
40,000 4.750%,  1/30/2030
f
32,800

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Basic Materials (0.5%) - continued
$ 30,000 3.875%,  8/15/2031
f
$ 22,378
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 81,540
OCI NV
55,000 4.625%,  10/15/2025
f
51,094
Olin Corporation
115,000 5.125%,  9/15/2027 103,916
SCIL USA Holdings, LLC
76,000 5.375%,  11/1/2026
f
58,710
Sherwin-Williams Company
43,000 4.250%,  8/8/2025 41,971
SPCM SA
72,000 3.375%,  3/15/2030
f
56,207
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
f
57,826
Taseko Mines, Ltd.
52,000 7.000%,  2/15/2026
f
41,340
Unifrax Escrow Issuer Corporation
64,000 5.250%,  9/30/2028
f
49,151
United States Steel Corporation
116,000 6.875%,  3/1/2029
i
105,427
Westlake Corporation
45,000 3.600%,  8/15/2026 41,847
Total 2,021,022
Capital Goods (1.1%)
Advanced Drainage Systems, Inc.
72,000 6.375%,  6/15/2030
f
69,757
AECOM
115,000 5.125%,  3/15/2027 107,330
Amsted Industries, Inc.
80,000 5.625%,  7/1/2027
f
73,600
ARD Finance SA
23,000 6.500%,  6/30/2027
f
15,748
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
75,000 5.250%,  8/15/2027
f
46,930
26,000 5.250%,  8/15/2027
f
16,269
Boeing Company
30,000 1.950%,  2/1/2024 28,783
79,000 4.875%,  5/1/2025 77,081
52,000 2.196%,  2/4/2026 46,147
67,000 3.250%,  3/1/2028 58,003
90,000 5.150%,  5/1/2030 83,254
Bombardier, Inc.
49,000 7.125%,  6/15/2026
f
44,941
92,000 7.875%,  4/15/2027
f
84,640
60,000 6.000%,  2/15/2028
f
50,200
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
f
38,250
Canpack SA/Canpack US LLC
90,000 3.125%,  11/1/2025
f
78,271
Carrier Global Corporation
75,000 2.722%,  2/15/2030 61,908
Chart Industries, Inc., Convertible
91,000 1.000%,  11/15/2024
f
285,995
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
f
9,099
20,000 8.750%,  4/15/2030
f
16,541
CNH Industrial Capital, LLC
20,000 1.950%,  7/2/2023 19,575
Principal
Amount Long-Term Fixed Income (39.1%) Value
Capital Goods (1.1%) - continued
Cornerstone Building Brands, Inc.
$ 50,000 6.125%,  1/15/2029
f
$ 27,900
Covert Mergeco, Inc.
53,000 4.875%,  12/1/2029
f
42,838
CP Atlas Buyer, Inc.
60,000 7.000%,  12/1/2028
f,i
44,695
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 50,000
General Electric Capital
Corporation
63,000 6.750%,  3/15/2032 68,070
General Electric Company
51,000
6.623%,  (LIBOR 3M +
3.330%), 12/15/2022
b,j
47,694
GFL Environmental, Inc.
53,000 4.000%,  8/1/2028
f
44,174
102,000 3.500%,  9/1/2028
f
86,018
Greenbrier Companies, Inc.,
Convertible
102,000 2.875%,  4/15/2028 80,019
H&E Equipment Services, Inc.
120,000 3.875%,  12/15/2028
f
94,200
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
f
54,000
Howmet Aerospace, Inc.
67,000 6.875%,  5/1/2025 67,488
162,000 3.000%,  1/15/2029 132,348
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 59,118
Itron, Inc., Convertible
178,000 Zero Coupon,  3/15/2026 139,018
JELD-WEN, Inc.
30,000 4.625%,  12/15/2025
f
24,300
John Deere Capital Corporation
84,000 2.800%,  7/18/2029 73,479
44,000 3.900%,  6/7/2032 40,366
Kaman Corporation, Convertible
55,000 3.250%,  5/1/2024 51,618
KBR, Inc., Convertible
160,000 2.500%,  11/1/2023 278,080
Mauser Packaging Solutions
Holding Company
55,000 5.500%,  4/15/2024
f
52,250
70,000 7.250%,  4/15/2025
f
61,577
MIWD Holdco II, LLC
39,000 5.500%,  2/1/2030
f
28,884
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
f
62,512
New Enterprise Stone and Lime
Company, Inc.
91,000 5.250%,  7/15/2028
f
75,214
OI European Group BV
85,000 4.750%,  2/15/2030
f
67,575
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 43,475
Owens-Brockway Glass Container,
Inc.
27,000 5.875%,  8/15/2023
f,i
26,663
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
f
45,482
Parker-Hannifin Corporation
40,000 2.700%,  6/14/2024 38,507

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Capital Goods (1.1%) - continued
Patrick Industries, Inc., Convertible
$ 78,000 1.000%,  2/1/2023 $ 76,290
72,000 1.750%,  12/1/2028
f
52,110
PGT Innovations, Inc.
73,000 4.375%,  10/1/2029
f
59,882
Raytheon Technologies
Corporation
91,000 4.125%,  11/16/2028 85,022
Republic Services, Inc.
37,000 3.950%,  5/15/2028 34,623
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
f
85,338
Sunpower Corporation,
Convertible
132,000 4.000%,  1/15/2023 143,484
Textron, Inc.
67,000 3.650%,  3/15/2027 61,548
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
f
23,713
TransDigm, Inc.
50,000 6.250%,  3/15/2026
f
48,500
218,000 5.500%,  11/15/2027 189,595
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 64,179
60,000 4.000%,  7/15/2030 49,565
Victors Merger Corporation
34,000 6.375%,  5/15/2029
f
20,353
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 17,581
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
f
30,749
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
f
97,945
Total 4,460,361
Collateralized Mortgage Obligations (3.1%)
Banc of America Alternative Loan
Trust
233,719
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 199,245
Banc of America Mortgage
Securities Trust
84,734
2.979%,  9/25/2035, Ser.
2005-H, Class 3A1
b
78,067
29,245
3.239%,  9/25/2035, Ser.
2005-H, Class 2A1
b
25,797
Bear Stearns Adjustable Rate
Mortgage Trust
52,334
1.985%,  1/25/2034, Ser.
2003-8, Class 5A
b
45,096
CHL Mortgage Pass-Through Trust
52,942
2.900%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
52,212
247,492
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 143,205
CHNGE Mortgage Trust
275,641
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
255,026
387,724
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
370,526
499,205
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
b,f
479,545
600,000
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,f
586,207
Principal
Amount Long-Term Fixed Income (39.1%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 197,764
3.001%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
$ 172,115
Colony American Finance, Ltd.
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
315,904
Countrywide Home Loan
Mortgage Pass Through Trust
96,070
2.488%,  11/25/2035, Ser.
2005-22, Class 2A1
b
83,238
Credit Suisse Mortgage Trust
400,000
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
390,414
233,964
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
199,220
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
145,804
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 129,916
93,244
2.554%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
84,319
Federal Home Loan Mortgage
Corporation
438,496
3.500%,  8/15/2035, Ser.
345, Class C8
k
51,137
Federal Home Loan Mortgage
Corporation - REMIC
694,358
4.000%,  1/25/2051, Ser.
5249, Class LA 671,442
308,353
3.000%,  5/15/2027, Ser.
4046, Class GI
k
12,993
339,152
3.500%,  10/15/2032, Ser.
4119, Class KI
k
37,974
464,995
3.000%,  4/15/2033, Ser.
4203, Class DI
k
28,685
Federal National Mortgage
Association - REMIC
435,965
4.500%,  6/25/2052, Ser.
2022-43, Class MA 427,088
518,051
4.000%,  7/25/2052, Ser.
2022-37, Class PE 498,820
379,009
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
16,272
332,182
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
12,957
609,960
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
22,389
804,544
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
42,276
483,195
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
20,522
243,114
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
10,753
637,313
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
27,062
286,723
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
14,360
879,773
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
36,816
273,769
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
13,191
376,051
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
14,332

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
$ 362,102
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
$ 34,118
450,000
4.500%,  1/25/2046, Ser.
2022-68, Class BA
c
441,580
Flagstar Mortgage Trust
172,896
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
149,177
GCAT Trust
398,337
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
380,746
Genworth Mortgage Insurance
Corporation
215,047
4.181%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
213,379
GMAC Mortgage Corporation
Loan Trust
57,131
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
51,668
GMACM Mortgage Loan Trust
25,557
3.598%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
23,863
Home RE, Ltd.
325,000
5.781%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
314,897
IndyMac INDA Mortgage Loan
Trust
592,801
3.403%,  8/25/2036, Ser.
2006-AR1, Class A1
b
493,364
J.P. Morgan Mortgage Trust
227,180
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
177,078
Legacy Mortgage Asset Trust
165,662
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
161,546
LHOME Mortgage Trust
400,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,f
384,586
Merrill Lynch Alternative Note
Asset Trust
250,677
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 107,037
MortgageIT Trust
656,280
3.544%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
604,499
Onslow Bay Mortgage Loan Trust
346,587
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
332,326
Radnor RE 2022-1, Ltd.
600,000
5.933%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
597,586
Radnor Re, Ltd.
645,000
5.784%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
640,049
Residential Accredit Loans, Inc.
Trust
99,681
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 82,919
Principal
Amount Long-Term Fixed Income (39.1%) Value
Collateralized Mortgage Obligations (3.1%) -
continued
$ 89,105
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 71,467
Residential Asset Securitization
Trust
95,758
2.296%,  1/25/2034, Ser.
2004-IP1, Class A1
b
90,494
201,542
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 185,438
Residential Funding Mortgage
Security I Trust
160,012
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 124,966
ROC Securities Trust Series
675,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
631,704
Starwood Mortgage Residential
Trust
70,490
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
70,222
Structured Adjustable Rate
Mortgage Loan Trust
60,682
3.681%,  7/25/2035, Ser.
2005-15, Class 4A1
b
52,778
Toorak Mortgage Corporation, Ltd.
189,564
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
188,403
Verus Securitization Trust
314,655
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
264,231
Total 12,439,242
Commercial Mortgage-Backed Securities (0.4%)
BANK 2021-BNK36
225,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 180,771
BANK 2021-BNK37
300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
243,739
BANK 2022-BNK39
300,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 249,698
BBCMS Mortgage Trust
350,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
309,886
2,250,000
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,k
185,610
250,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 204,429
BFLD Trust
225,000
4.518%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
213,717
GS Mortgage Securities Trust
150,000
4.418%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
b,f
140,136
Silver Hill Trust
86,163
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
81,113
Total 1,809,099

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Communications Services (1.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 64,000 10.500%,  2/15/2028
f
$ 31,680
Altice Financing SA
30,000 5.750%,  8/15/2029
f
22,957
Altice France SA
30,000 8.125%,  2/1/2027
f
26,813
75,000 5.125%,  7/15/2029
f
56,033
70,000 5.500%,  10/15/2029
f
52,667
AMC Networks, Inc.
64,000 4.750%,  8/1/2025 57,186
American Tower Corporation
50,000 3.375%,  5/15/2024 48,681
73,000 4.400%,  2/15/2026 70,971
44,000 1.450%,  9/15/2026 37,510
57,000 3.800%,  8/15/2029 50,002
AT&T, Inc.
131,000 4.300%,  2/15/2030 119,691
Cable One, Inc., Convertible
236,000 1.125%,  3/15/2028 169,920
CCO Holdings, LLC
62,000 5.500%,  5/1/2026
f
58,745
75,000 5.125%,  5/1/2027
f
67,688
31,000 6.375%,  9/1/2029
f
28,461
246,000 4.750%,  2/1/2032
f
191,580
63,000 4.250%,  1/15/2034
f
45,094
Cengage Learning, Inc.
82,000 9.500%,  6/15/2024
f
76,875
Charter Communications
Operating, LLC
50,000 4.500%,  2/1/2024 49,420
78,000 4.908%,  7/23/2025 76,062
67,000 5.050%,  3/30/2029 61,668
Clear Channel Worldwide
Holdings, Inc.
60,000 5.125%,  8/15/2027
f
50,684
60,000 7.750%,  4/15/2028
f
45,300
Comcast Corporation
45,000 2.350%,  1/15/2027 40,355
95,000 3.400%,  4/1/2030 83,554
Consolidated Communications,
Inc.
60,000 5.000%,  10/1/2028
f
41,725
Crown Castle International
Corporation
61,000 2.900%,  3/15/2027 54,145
CSC Holdings, LLC
130,000 5.375%,  2/1/2028
f
113,425
61,000 6.500%,  2/1/2029
f
53,833
53,000 4.125%,  12/1/2030
f
39,602
Cumulus Media New Holdings,
Inc.
31,000 6.750%,  7/1/2026
f
26,150
Deutsche Telekom International
Finance BV
52,000 8.750%,  6/15/2030 59,576
DIRECTV Holdings, LLC
86,000 5.875%,  8/15/2027
f
74,141
DISH DBS Corporation
34,000 5.250%,  12/1/2026
f
27,854
25,000 7.375%,  7/1/2028 16,834
45,000 5.750%,  12/1/2028
f
34,008
39,000 5.125%,  6/1/2029 22,913
Principal
Amount Long-Term Fixed Income (39.1%) Value
Communications Services (1.4%) - continued
Entercom Media Corporation
$ 93,000 6.500%,  5/1/2027
f
$ 22,785
Frontier Communications
Corporation
30,000 6.750%,  5/1/2029
f
24,750
Frontier Communications
Holdings, LLC
79,000 5.875%,  10/15/2027
f
70,802
18,000 8.750%,  5/15/2030
f
18,012
GCI, LLC
70,000 4.750%,  10/15/2028
f
58,118
Gray Escrow II, Inc.
140,000 5.375%,  11/15/2031
f
109,820
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
48,714
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026 36,299
iHeartCommunications, Inc.
70,000 4.750%,  1/15/2028
f
58,345
Iliad Holding SASU
91,000 6.500%,  10/15/2026
f
79,570
LCPR Senior Secured Financing
DAC
54,000 6.750%,  10/15/2027
f
44,820
Level 3 Financing, Inc.
95,000 4.625%,  9/15/2027
f
78,620
100,000 4.250%,  7/1/2028
f
78,001
Lumen Technologies, Inc.
57,000 5.125%,  12/15/2026
f
49,043
Magallanes, Inc.
42,000 3.638%,  3/15/2025
f
39,775
62,000 4.054%,  3/15/2029
f
53,549
41,000 4.279%,  3/15/2032
f
33,730
Meta Platforms, Inc.
45,000 3.500%,  8/15/2027
f
42,080
Netflix, Inc.
49,000 5.875%,  2/15/2025 48,959
50,000 4.875%,  4/15/2028 46,796
87,000 5.875%,  11/15/2028 84,893
NTT Finance Corporation
54,000 1.162%,  4/3/2026
f
47,169
Omnicom Group, Inc.
67,000 4.200%,  6/1/2030 60,813
Paramount Global
75,000 6.375%,  3/30/2062
b
64,792
36,000 4.750%,  5/15/2025 35,393
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
f
48,784
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
f
27,900
Rogers Communications, Inc.
60,000 5.250%,  3/15/2082
b,f
52,245
Scripps Escrow II, Inc.
35,000 3.875%,  1/15/2029
f
27,902
35,000 5.375%,  1/15/2031
f,i
26,513
Scripps Escrow, Inc.
45,000 5.875%,  7/15/2027
f
39,150
Sinclair Television Group, Inc.
116,000 5.500%,  3/1/2030
f
83,368
Sirius XM Radio, Inc.
60,000 5.000%,  8/1/2027
f
55,050
50,000 4.000%,  7/15/2028
f
42,529

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Communications Services (1.4%) - continued
$ 35,000 4.125%,  7/1/2030
f
$ 28,449
Sprint Capital Corporation
147,000 6.875%,  11/15/2028 151,043
75,000 8.750%,  3/15/2032 86,906
Sprint Corporation
230,000 7.625%,  2/15/2025 235,768
Take-Two Interactive Software, Inc.
83,000 3.300%,  3/28/2024 80,898
TEGNA, Inc.
117,000 4.625%,  3/15/2028 108,021
Telesat Canada
35,000 4.875%,  6/1/2027
f
16,437
15,000 6.500%,  10/15/2027
f
5,550
T-Mobile USA, Inc.
59,000 3.500%,  4/15/2025 56,390
73,000 3.875%,  4/15/2030 64,752
30,000 2.875%,  2/15/2031 24,175
Twitter, Inc.
15,000 3.875%,  12/15/2027
f
14,066
Twitter, Inc., Convertible
324,000 Zero Coupon,  3/15/2026
i
296,597
United States Cellular Corporation
60,000 6.700%,  12/15/2033 54,017
Uniti Fiber Holdings, Inc.,
Convertible
60,000 4.000%,  6/15/2024
f
55,313
Uniti Group, LP
25,000 4.750%,  4/15/2028
f
19,749
Univision Communications, Inc.
112,000 6.625%,  6/1/2027
f
105,696
Verizon Communications, Inc.
73,000 2.100%,  3/22/2028 61,628
67,000 3.150%,  3/22/2030 56,989
44,000 2.550%,  3/21/2031 35,131
88,000 2.355%,  3/15/2032 67,481
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
58,999
VTR Finance NV
50,000 6.375%,  7/15/2028
f
27,625
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
f
72,468
Walt Disney Company
37,000 3.800%,  3/22/2030 33,642
YPSO Finance BIS SA
32,000 10.500%,  5/15/2027
f
25,064
Zayo Group Holdings, Inc.
43,000 4.000%,  3/1/2027
f
34,505
Total 5,800,251
Consumer Cyclical (1.9%)
1011778 B.C., ULC
110,000 4.375%,  1/15/2028
f
95,315
Allied Universal Holdco, LLC
35,000 6.625%,  7/15/2026
f
31,194
100,000 4.625%,  6/1/2028
f
77,032
35,000 6.000%,  6/1/2029
f
22,588
Allison Transmission, Inc.
100,000 3.750%,  1/30/2031
f
76,659
Amazon.com, Inc.
85,000 3.300%,  4/13/2027 80,250
90,000 1.650%,  5/12/2028 76,446
45,000 1.500%,  6/3/2030 35,500
Principal
Amount Long-Term Fixed Income (39.1%) Value
Consumer Cyclical (1.9%) - continued
American Axle & Manufacturing,
Inc.
$ 118,000 6.500%,  4/1/2027
i
$ 100,005
Arko Corporation
46,000 5.125%,  11/15/2029
f
35,880
Ashton Woods USA, LLC
45,000 4.625%,  8/1/2029
f
32,672
30,000 4.625%,  4/1/2030
f
21,484
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 33,696
Bloomin' Brands, Inc., Convertible
26,000 5.000%,  5/1/2025 44,135
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
52,630
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
f
41,887
Brookfield Residential Properties,
Inc.
75,000 6.250%,  9/15/2027
f
62,957
Burlington Stores, Inc., Convertible
133,000 2.250%,  4/15/2025
i
126,350
Caesars Entertainment, Inc.
105,000 6.250%,  7/1/2025
f
101,194
35,000 8.125%,  7/1/2027
f
33,428
73,000 4.625%,  10/15/2029
f
55,778
Carnival Corporation
14,000 10.500%,  2/1/2026
f
13,852
63,000 7.625%,  3/1/2026
f
47,880
149,000 5.750%,  3/1/2027
f
104,382
Cedar Fair, LP
31,000 5.375%,  4/15/2027 28,796
83,000 5.250%,  7/15/2029 71,222
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
f
38,928
Cinemark USA, Inc.
79,000 5.875%,  3/15/2026
f,i
66,058
Clarios Global, LP
35,000 8.500%,  5/15/2027
f
33,407
Cushman & Wakefield US
Borrower, LLC
35,000 6.750%,  5/15/2028
f
32,464
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 14,690
Daimler Finance North America,
LLC
68,000 1.450%,  3/2/2026
f
59,749
Dana, Inc.
75,000 5.625%,  6/15/2028 61,886
Dick's Sporting Goods, Inc.,
Convertible
61,000 3.250%,  4/15/2025 199,073
Empire Communities Corporation
51,000 7.000%,  12/15/2025
f
42,319
Expedia Group, Inc.
67,000 4.625%,  8/1/2027 62,920
67,000 3.250%,  2/15/2030 54,338
Expedia Group, Inc., Convertible
92,000 Zero Coupon,  2/15/2026 79,574
Ford Motor Company
113,000 3.250%,  2/12/2032 81,397
65,000 6.100%,  8/19/2032 57,304
Ford Motor Company, Convertible
310,000 Zero Coupon,  3/15/2026 283,495

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Consumer Cyclical (1.9%) - continued
Ford Motor Credit Company, LLC
$ 47,000 2.300%,  2/10/2025 $ 41,656
190,000 4.134%,  8/4/2025 172,434
137,000 2.700%,  8/10/2026 113,626
76,000 2.900%,  2/10/2029 57,570
Forestar Group, Inc.
45,000 3.850%,  5/15/2026
f
37,013
FTI Consulting, Inc., Convertible
171,000 2.000%,  8/15/2023 282,082
General Motors Company
31,000 6.125%,  10/1/2025 31,013
67,000 6.800%,  10/1/2027 67,711
General Motors Financial
Company, Inc.
68,000 3.950%,  4/13/2024 66,322
50,000 1.200%,  10/15/2024 45,896
48,000 2.900%,  2/26/2025 44,847
35,000 2.750%,  6/20/2025 32,240
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 36,736
35,000 5.250%,  7/15/2031 28,000
Guitar Center Escrow Issuer II, Inc.
22,000 8.500%,  1/15/2026
f
19,489
Hanesbrands, Inc.
64,000 4.875%,  5/15/2026
f
57,533
Hilton Domestic Operating
Company, Inc.
120,000 4.875%,  1/15/2030 104,400
29,000 3.625%,  2/15/2032
f
22,211
Hilton Grand Vacations Borrower
Escrow, LLC
90,000 5.000%,  6/1/2029
f
72,639
Home Depot, Inc.
62,000 3.250%,  4/15/2032 53,682
Hyundai Capital America
35,000 1.800%,  10/15/2025
f
31,128
67,000 3.000%,  2/10/2027
f
59,498
45,000 2.100%,  9/15/2028
f
35,341
International Game Technology plc
85,000 5.250%,  1/15/2029
f
75,290
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
f
33,369
KB Home
60,000 4.800%,  11/15/2029 48,305
Kohl's Corporation
38,000 3.375%,  5/1/2031 23,469
L Brands, Inc.
110,000 6.625%,  10/1/2030
f
95,700
20,000 6.875%,  11/1/2035 16,708
Lennar Corporation
14,000 5.875%,  11/15/2024 14,113
34,000 4.750%,  5/30/2025 33,479
Lowe's Companies, Inc.
68,000 4.000%,  4/15/2025 66,623
100,000 4.500%,  4/15/2030 93,486
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
f
52,162
43,000 6.125%,  3/15/2032
f
32,924
Magic MergerCo, Inc.
47,000 5.250%,  5/1/2028
f
32,993
Marriott International, Inc.
44,000 5.000%,  10/15/2027 42,492
67,000 4.625%,  6/15/2030 60,547
Principal
Amount Long-Term Fixed Income (39.1%) Value
Consumer Cyclical (1.9%) - continued
Marriott Vacations Worldwide
Corporation,  Convertible
$ 72,000 Zero Coupon,  1/15/2026 $ 66,163
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
f
45,588
McDonald's Corporation
60,000 3.800%,  4/1/2028 56,359
MGM Resorts International
122,000 5.750%,  6/15/2025 116,592
NCL Corporation, Ltd.
74,000 3.625%,  12/15/2024
f
62,231
29,000 5.875%,  2/15/2027
f
24,142
Nissan Motor Company, Ltd.
54,000 3.043%,  9/15/2023
f
52,497
O'Reilly Automotive, Inc.
59,000 3.900%,  6/1/2029 53,759
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
f
53,582
PetSmart, Inc./PetSmart Finance
Corporation
90,000 4.750%,  2/15/2028
f
77,021
64,000 7.750%,  2/15/2029
f
57,212
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
125,000 5.750%,  4/15/2026
f
117,617
55,000 6.250%,  1/15/2028
f
46,935
Realogy Group, LLC
90,000 5.750%,  1/15/2029
f
64,913
Rite Aid Corporation
27,000 7.500%,  7/1/2025
f
20,542
Royal Caribbean Cruises, Ltd.
110,000 9.125%,  6/15/2023
f
111,925
30,000 11.500%,  6/1/2025
f
31,875
78,000 4.250%,  7/1/2026
f
57,337
71,000 9.250%,  1/15/2029
e,f
69,960
Scientific Games International, Inc.
80,000 7.250%,  11/15/2029
f
74,457
16,000 6.625%,  3/1/2030
f
12,826
SeaWorld Parks and
Entertainment, Inc.
29,000 5.250%,  8/15/2029
f
24,082
Six Flags Theme Parks, Inc.
25,000 7.000%,  7/1/2025
f
24,989
Staples, Inc.
56,000 7.500%,  4/15/2026
f
47,018
50,000 10.750%,  4/15/2027
f
37,063
Station Casinos, LLC
53,000 4.625%,  12/1/2031
f
40,030
Tapestry, Inc.
41,000 3.050%,  3/15/2032 30,589
Target Corporation
45,000 2.350%,  2/15/2030 37,556
Tenneco, Inc.
85,000 5.000%,  7/15/2026 82,663
Toll Brothers Finance Corporation
67,000 4.350%,  2/15/2028 58,401
Toyota Motor Credit Corporation
46,000 4.400%,  9/20/2024 45,709
59,000 1.900%,  4/6/2028 50,199
51,000 4.450%,  6/29/2029 49,205
Travel + Leisure Company
52,000 6.625%,  7/31/2026
f
48,711

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Consumer Cyclical (1.9%) - continued
TripAdvisor, Inc.
$ 15,000 7.000%,  7/15/2025
f
$ 14,583
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
f,i
46,500
Vail Resorts, Inc., Convertible
97,000 Zero Coupon,  1/1/2026 84,451
VICI Properties, LP/VICI Note
Company, Inc.
62,000 4.625%,  6/15/2025
f
58,344
150,000 5.750%,  2/1/2027
f
141,342
74,000 3.750%,  2/15/2027
f
64,814
Volkswagen Group of America
Finance, LLC
82,000 4.250%,  11/13/2023
f
81,137
17,000 3.350%,  5/13/2025
f
16,125
Wabash National Corporation
73,000 4.500%,  10/15/2028
f
56,590
Walmart, Inc.
86,000 3.950%,  9/9/2027 83,491
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
30,766
Yum! Brands, Inc.
90,000 4.750%,  1/15/2030
f
78,652
Total 7,512,084
Consumer Non-Cyclical (1.7%)
1375209 BC, Ltd.
36,600 9.000%,  1/30/2028
f
36,326
AbbVie, Inc.
141,000 3.600%,  5/14/2025 135,342
Albertson's Companies, Inc.
94,000 4.625%,  1/15/2027
f
84,019
98,000 3.500%,  3/15/2029
f
78,988
Altria Group, Inc.
60,000 4.400%,  2/14/2026 57,738
45,000 4.800%,  2/14/2029 41,538
Anheuser-Busch InBev Worldwide,
Inc.
82,000 4.000%,  4/13/2028 77,896
90,000 4.750%,  1/23/2029 87,674
Aramark Services, Inc.
32,000 6.375%,  5/1/2025
f
31,360
106,000 5.000%,  2/1/2028
f
94,415
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 75,640
AstraZeneca plc
90,000 0.700%,  4/8/2026 77,774
Avantor Funding, Inc.
110,000 4.625%,  7/15/2028
f
97,894
B&G Foods, Inc.
31,000 5.250%,  9/15/2027 25,116
BAT Capital Corporation
56,000 3.222%,  8/15/2024 53,886
BAT International Finance plc
35,000 1.668%,  3/25/2026 30,255
Bausch Health Companies, Inc.
27,000 5.500%,  11/1/2025
f,i
21,449
60,000 4.875%,  6/1/2028
f
38,682
66,000 11.000%,  9/30/2028
f
53,130
13,000 14.000%,  10/15/2030
f
7,085
Baxter International, Inc.
41,000 2.539%,  2/1/2032 31,915
Principal
Amount Long-Term Fixed Income (39.1%) Value
Consumer Non-Cyclical (1.7%) - continued
Becton, Dickinson and Company
$ 67,000 2.823%,  5/20/2030 $ 56,075
BioMarin Pharmaceutical, Inc.,
Convertible
233,000 1.250%,  5/15/2027
i
231,392
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 55,366
Bristol-Myers Squibb Company
61,000 2.950%,  3/15/2032 52,113
Bunge, Ltd. Finance Corporation
89,000 2.750%,  5/14/2031 70,010
Callaway Golf Company,
Convertible
120,000 2.750%,  5/1/2026 154,800
Cargill, Inc.
65,000 3.625%,  4/22/2027
f
61,754
43,000 2.125%,  11/10/2031
f
33,600
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 63,678
Chobani, LLC/Chobani Finance
Corporation, Inc.
71,000 4.625%,  11/15/2028
f
60,388
Community Health Systems, Inc.
19,000 8.000%,  12/15/2027
f
15,034
50,000 6.000%,  1/15/2029
f
36,749
58,000 6.875%,  4/15/2029
f
28,016
Conagra Brands, Inc.
37,000 4.300%,  5/1/2024 36,415
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 77,314
Coty, Inc.
54,000 5.000%,  4/15/2026
f
49,164
CVS Health Corporation
36,000 4.100%,  3/25/2025 35,222
35,000 4.300%,  3/25/2028 33,010
Diageo Capital plc
36,000 1.375%,  9/29/2025 32,641
45,000 2.000%,  4/29/2030 36,059
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
44,707
Embecta Corporation
23,000 6.750%,  2/15/2030
f
21,234
Encompass Health Corporation
110,000 4.500%,  2/1/2028
i
94,214
Energizer Holdings, Inc.
85,000 4.375%,  3/31/2029
f
63,051
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 29,358
Gilead Sciences, Inc.
67,000 2.950%,  3/1/2027 61,079
HCA, Inc.
122,000 5.375%,  2/1/2025 120,557
83,000 5.875%,  2/1/2029 80,708
HFC Prestige Products, Inc.
86,000 4.750%,  1/15/2029
f
72,755
HLF Financing SARL, LLC
125,000 4.875%,  6/1/2029
f
89,206
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
32,521
Ionis Pharmaceuticals, Inc.,
Convertible
152,000 0.125%,  12/15/2024 137,460

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Consumer Non-Cyclical (1.7%) - continued
Jazz Investments I, Ltd.,
Convertible
$ 241,000 2.000%,  6/15/2026 $ 257,870
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
65,000 2.500%,  1/15/2027
f
55,534
52,000 3.625%,  1/15/2032
f
40,625
Johnson & Johnson
67,000 4.375%,  12/5/2033 64,541
Kraft Heinz Foods Company
105,000 3.875%,  5/15/2027 98,131
Kroger Company
37,000 4.500%,  1/15/2029 35,201
Mattel, Inc.
219,000 3.375%,  4/1/2026
f
195,444
McKesson Corporation
35,000 0.900%,  12/3/2025 30,654
59,000 1.300%,  8/15/2026 50,957
Mozart Debt Merger Sub, Inc.
64,000 3.875%,  4/1/2029
f
51,308
48,000 5.250%,  10/1/2029
f
36,240
Mylan, Inc.
34,000 4.200%,  11/29/2023 33,583
Newell Brands, Inc.
104,000 4.450%,  4/1/2026 95,680
Organon & Company
96,000 4.125%,  4/30/2028
f
82,080
Owens & Minor, Inc.
49,000 6.625%,  4/1/2030
f
43,120
PepsiCo, Inc.
87,000 3.600%,  2/18/2028 82,193
82,000 1.950%,  10/21/2031 65,222
Performance Food Group, Inc.
57,000 4.250%,  8/1/2029
f
47,458
Perrigo Finance Unlimited
Company
123,000 4.375%,  3/15/2026 112,853
Philip Morris International, Inc.
82,000 1.500%,  5/1/2025 75,136
Pilgrim's Pride Corporation
65,000 3.500%,  3/1/2032
f
49,002
Post Holdings, Inc.
65,000 5.750%,  3/1/2027
f
61,998
28,000 5.625%,  1/15/2028
f
25,556
26,000 5.500%,  12/15/2029
f
22,477
56,000 4.500%,  9/15/2031
f
45,080
Post Holdings, Inc., Convertible
89,000 2.500%,  8/15/2027
f
87,888
Primo Water Holdings, Inc.
85,000 4.375%,  4/30/2029
f
69,142
Procter & Gamble Company
37,000 1.200%,  10/29/2030 28,554
Roche Holdings, Inc.
45,000 1.930%,  12/13/2028
f
37,830
62,000 2.076%,  12/13/2031
f
49,673
Royalty Pharma plc
105,000 1.200%,  9/2/2025 92,819
Scotts Miracle-Gro Company
44,000 4.500%,  10/15/2029 31,900
SEG Holding, LLC
100,000 5.625%,  10/15/2028
f
91,749
Principal
Amount Long-Term Fixed Income (39.1%) Value
Consumer Non-Cyclical (1.7%) - continued
Simmons Foods, Inc.
$ 116,000 4.625%,  3/1/2029
f
$ 94,830
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
39,774
40,000 5.500%,  7/15/2030
f
31,277
Stryker Corporation
73,000 3.650%,  3/7/2028 68,694
Syneos Health, Inc.
80,000 3.625%,  1/15/2029
f
63,702
Sysco Corporation
38,000 5.950%,  4/1/2030 38,464
Takeda Pharmaceutical Company,
Ltd.
89,000 5.000%,  11/26/2028 86,155
Teleflex, Inc.
120,000 4.625%,  11/15/2027 108,110
Tenet Healthcare Corporation
25,000 4.625%,  7/15/2024 24,175
48,000 6.250%,  2/1/2027
f
44,791
170,000 5.125%,  11/1/2027
f
152,539
71,000 6.125%,  10/1/2028
f
62,202
Teva Pharmaceutical Finance
Netherlands III BV
102,000 3.150%,  10/1/2026 83,691
TreeHouse Foods, Inc.
78,000 4.000%,  9/1/2028 62,196
United Natural Foods, Inc.
45,000 6.750%,  10/15/2028
f
41,157
Winnebago Industries, Inc.,
Convertible
118,000 1.500%,  4/1/2025 123,384
Zoetis, Inc.
98,000 3.900%,  8/20/2028 90,738
Total 6,767,149
Energy (1.6%)
Antero Resources Corporation
55,000 5.375%,  3/1/2030
f
49,449
Archrock Partners, LP/Archrock
Partners Finance Corporation
80,000 6.250%,  4/1/2028
f
70,320
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
39,000 6.625%,  7/15/2026
f
36,367
BP Capital Markets America, Inc.
107,000 4.234%,  11/6/2028 100,461
BP Capital Markets plc
116,000 4.875%,  3/22/2030
b,j
99,760
Buckeye Partners, LP
70,000 3.950%,  12/1/2026 61,053
Callon Petroleum Company
55,000 8.250%,  7/15/2025 53,470
45,000 7.500%,  6/15/2030
f,i
39,398
Canadian Natural Resources, Ltd.
95,000 2.050%,  7/15/2025 86,615
Cheniere Corpus Christi Holdings,
LLC
72,000 5.875%,  3/31/2025 72,288
Cheniere Energy Partners, LP
65,000 4.500%,  10/1/2029 57,225
71,000 3.250%,  1/31/2032 54,518
Cheniere Energy, Inc.
56,000 4.625%,  10/15/2028 51,370

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Energy (1.6%) - continued
Chesapeake Energy Corporation
$ 102,000 6.750%,  4/15/2029
f
$ 97,779
CNX Resources Corporation
45,000 6.000%,  1/15/2029
f
41,062
CNX Resources Corporation,
Convertible
174,000 2.250%,  5/1/2026
i
240,903
Comstock Resources, Inc.
55,000 5.875%,  1/15/2030
f
47,903
Continental Resources, Inc.
67,000 4.375%,  1/15/2028 60,131
41,000 5.750%,  1/15/2031
f
37,058
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
f
44,866
CrownRock Finance, Inc.
68,000 5.625%,  10/15/2025
f
65,101
Devon Energy Corporation
74,000 4.500%,  1/15/2030 67,356
Diamondback Energy, Inc.
22,000 3.125%,  3/24/2031 17,845
DT Midstream, Inc.
70,000 4.125%,  6/15/2029
f
59,150
25,000 4.375%,  6/15/2031
f
20,618
Enbridge, Inc.
120,000 7.375%,  1/15/2083
b
115,592
56,000 7.625%,  1/15/2083
b
53,994
50,000 2.150%,  2/16/2024 48,047
45,000 3.700%,  7/15/2027 41,696
Endeavor Energy Resources, LP
67,000 5.750%,  1/30/2028
f
63,725
Energy Transfer, LP
41,000 4.200%,  9/15/2023 40,559
126,000 5.875%,  1/15/2024 126,257
53,000 6.750%,  5/15/2025
b,j
45,795
52,000 6.500%,  11/15/2026
b,j
45,297
67,000 3.750%,  5/15/2030 56,733
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 64,287
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 41,837
EQM Midstream Partners, LP
51,000 4.750%,  1/15/2031
f
40,481
EQT Corporation
45,000 3.900%,  10/1/2027 40,950
EQT Corporation, Convertible
107,000 1.750%,  5/1/2026 294,861
Equinor ASA
31,000 2.875%,  4/6/2025 29,569
Ferrellgas, LP
48,000 5.375%,  4/1/2026
f
42,240
Halliburton Company
45,000 2.920%,  3/1/2030 37,453
Harvest Midstream, LP
112,000 7.500%,  9/1/2028
f
104,682
Hess Corporation
38,000 3.500%,  7/15/2024 36,732
Hess Midstream Operations, LP
60,000 5.625%,  2/15/2026
f
56,955
34,000 5.500%,  10/15/2030
f
29,187
Principal
Amount Long-Term Fixed Income (39.1%) Value
Energy (1.6%) - continued
Hilcorp Energy I, LP/Hilcorp
Finance Company
$ 70,000 5.750%,  2/1/2029
f
$ 61,199
64,000 6.250%,  4/15/2032
f
56,692
Holly Energy Partners, LP/Holly
Energy Finance Corporation
42,000 6.375%,  4/15/2027
f
40,110
Howard Midstream Energy
Partners, LLC
71,000 6.750%,  1/15/2027
f
63,259
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
f
50,425
Laredo Petroleum, Inc.
110,000 7.750%,  7/31/2029
f,i
101,353
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 42,016
Marathon Petroleum Corporation
109,000 4.700%,  5/1/2025 107,018
MEG Energy Corporation
63,000 7.125%,  2/1/2027
f
63,945
MPLX, LP
58,000 6.875%,  2/15/2023
b,j
56,985
113,000 1.750%,  3/1/2026 98,873
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 46,737
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
f
73,960
National Fuel Gas Company
90,000 5.500%,  1/15/2026 88,386
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 83,409
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
f
52,250
Occidental Petroleum Corporation
25,000 8.500%,  7/15/2027 26,755
64,000 6.375%,  9/1/2028 63,740
50,000 6.450%,  9/15/2036 50,000
ONEOK, Inc.
68,000 2.200%,  9/15/2025 61,824
Ovintiv Exploration, Inc.
44,000 5.375%,  1/1/2026 43,518
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 43,579
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025 203,604
Plains All American Pipeline, LP
93,000 4.650%,  10/15/2025 89,529
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
f
52,974
Range Resources Corporation
56,000 4.750%,  2/15/2030
f,i
48,565
Sabine Pass Liquefaction, LLC
67,000 4.200%,  3/15/2028 61,101
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
f
26,574
SM Energy Company
53,000 6.625%,  1/15/2027 50,874
35,000 6.500%,  7/15/2028
i
33,261
Southwestern Energy Company
40,000 5.375%,  2/1/2029 36,272

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Energy (1.6%) - continued
$ 53,000 5.375%,  3/15/2030 $ 47,756
33,000 4.750%,  2/1/2032 27,657
Suburban Propane Partners, LP
90,000 5.875%,  3/1/2027 84,906
Sunoco, LP
90,000 5.875%,  3/15/2028 81,670
49,000 4.500%,  4/30/2030 40,057
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
113,000 5.500%,  1/15/2028
f
96,452
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 91,160
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
f
44,915
TransCanada Trust
175,000 5.875%,  8/15/2076
b
162,877
Transocean Proteus, Ltd.
22,500 6.250%,  12/1/2024
f
21,150
Transocean, Inc.
50,000 11.500%,  1/30/2027
f
46,247
USA Compression Partners, LP
65,000 6.875%,  4/1/2026 59,800
Valero Energy Corporation
84,000 2.800%,  12/1/2031 66,811
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
f
57,478
40,000 4.125%,  8/15/2031
f
33,179
W&T Offshore, Inc.
29,000 9.750%,  11/1/2023
f
28,425
Weatherford International, Ltd.
73,000 8.625%,  4/30/2030
f
63,572
Western Midstream Operating, LP
102,000 3.950%,  6/1/2025 95,880
30,000 5.500%,  8/15/2048 24,262
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 35,285
Total 6,277,321
Financials (5.3%)
Acrisure, LLC/Acrisure Finance,
Inc.
20,000 7.000%,  11/15/2025
f
18,268
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
30,350
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
59,000 3.150%,  2/15/2024 56,664
63,000 6.500%,  7/15/2025 62,886
114,000 3.000%,  10/29/2028 91,424
Air Lease Corporation
32,000 2.300%,  2/1/2025 29,444
24,000 3.375%,  7/1/2025 22,362
64,000 4.650%,  6/15/2026
b,j
53,432
45,000 3.125%,  12/1/2030 35,432
Aircastle, Ltd.
65,000 5.250%,  6/15/2026
b,f,j
48,756
45,000 2.850%,  1/26/2028
f
34,934
Alliant Holdings Intermediate, LLC
37,000 6.750%,  10/15/2027
f
31,886
Ally Financial, Inc.
142,000 5.750%,  11/20/2025 137,725
Principal
Amount Long-Term Fixed Income (39.1%) Value
Financials (5.3%) - continued
$ 128,000 4.700%,  5/15/2026
b,j
$ 99,777
45,000 8.000%,  11/1/2031 47,176
American Express Company
65,000 3.950%,  8/1/2025 62,956
50,000 3.550%,  9/15/2026
b,j
38,534
61,000 2.550%,  3/4/2027 54,333
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 33,929
AmWINS Group, Inc.
45,000 4.875%,  6/30/2029
f
37,353
Aon Corporation/Aon Global
Holdings plc
42,000 2.600%,  12/2/2031 32,839
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,004
104,000 2.150%,  7/15/2026 87,160
Ares Capital Corporation,
Convertible
64,000 4.625%,  3/1/2024 65,320
Australia and New Zealand
Banking Group, Ltd.
102,000 2.950%,  7/22/2030
b,f
92,684
Aviation Capital Group, LLC
46,000 5.500%,  12/15/2024
f
44,531
48,000 4.875%,  10/1/2025
f
44,584
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
f
79,804
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2022
b,j
67,386
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
f
16,528
Banco Santander SA
51,000 4.750%,  11/12/2026
b,j
35,259
Bank of America Corporation
55,000 3.004%,  12/20/2023
b
54,708
115,000 3.550%,  3/5/2024
b
114,095
143,000 3.864%,  7/23/2024
b
141,055
70,000 4.200%,  8/26/2024 68,853
288,000 6.250%,  9/5/2024
b,j
278,280
35,000 3.458%,  3/15/2025
b
33,894
83,000 6.100%,  3/17/2025
b,j
79,565
85,000 1.319%,  6/19/2026
b
75,446
70,000 4.375%,  1/27/2027
b,j
56,175
80,000 6.125%,  4/27/2027
b,j
75,600
70,000 1.734%,  7/22/2027
b
60,055
62,000 5.875%,  3/15/2028
b,j
53,165
84,000 4.376%,  4/27/2028
b
78,711
134,000 3.593%,  7/21/2028
b
121,024
65,000 4.948%,  7/22/2028
b
62,454
179,000 3.974%,  2/7/2030
b
159,335
89,000 2.687%,  4/22/2032
b
69,485
65,000 2.572%,  10/20/2032
b
49,714
82,000 2.972%,  2/4/2033
b
64,104
42,000 3.846%,  3/8/2037
b
33,886
Bank of Montreal
64,000 4.700%,  9/14/2027 61,759
42,000 3.088%,  1/10/2037
b
31,319
Bank of New York Mellon
Corporation
42,000 4.700%,  9/20/2025
b,j
40,215
65,000 4.596%,  7/26/2030
b
61,594
Bank of Nova Scotia
126,000 4.900%,  6/4/2025
b,j
112,483

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Financials (5.3%) - continued
$ 45,000 1.050%,  3/2/2026 $ 39,218
Barclays plc
81,000 4.338%,  5/16/2024
b
80,070
34,000 4.375%,  9/11/2024 32,911
41,000 2.852%,  5/7/2026
b
37,218
80,000 5.501%,  8/9/2028
b
74,995
68,000 4.972%,  5/16/2029
b
61,194
Berkshire Hathaway Finance
Corporation
128,000 2.875%,  3/15/2032 107,595
Blackstone Mortgage Trust, Inc.,
Convertible
113,000 5.500%,  3/15/2027 96,121
Blackstone Private Credit Fund
63,000 4.000%,  1/15/2029 50,466
BNP Paribas SA
67,000 2.819%,  11/19/2025
b,f
62,446
55,000 3.132%,  1/20/2033
b,f
41,722
Boston Properties, LP
45,000 2.550%,  4/1/2032 33,180
BPCE SA
32,000 2.375%,  1/14/2025
f
29,543
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 58,926
Brookfield Property REIT, Inc.
39,000 5.750%,  5/15/2026
f
35,257
Canadian Imperial Bank of
Commerce
67,000 3.945%,  8/4/2025 64,715
40,000 3.600%,  4/7/2032 33,805
Capital One Bank USA NA
48,000 2.280%,  1/28/2026
b
44,650
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,j
21,980
61,000 3.273%,  3/1/2030
b
51,004
Centene Corporation
85,000 4.250%,  12/15/2027 77,749
249,000 3.000%,  10/15/2030 197,193
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,j
124,480
128,000 4.000%,  6/1/2026
b,j
104,986
25,000 5.000%,  6/1/2027
b,j
22,469
59,000 2.000%,  3/20/2028 50,783
42,000 2.900%,  3/3/2032 34,595
Citigroup, Inc.
168,000 5.950%,  1/30/2023
b,j
166,004
102,000 5.000%,  9/12/2024
b,j
90,768
105,000 3.352%,  4/24/2025
b
101,258
32,000 5.950%,  5/15/2025
b,j
28,962
85,000 5.500%,  9/13/2025 84,868
37,000 1.281%,  11/3/2025
b
33,799
84,000 4.000%,  12/10/2025
b,j
70,770
200,000 3.875%,  2/18/2026
b,j
164,926
58,000 4.150%,  11/15/2026
b,j
46,110
159,000 1.122%,  1/28/2027
b
136,026
91,000 1.462%,  6/9/2027
b
77,477
78,000 3.070%,  2/24/2028
b
69,518
180,000 4.075%,  4/23/2029
b
162,923
62,000 4.910%,  5/24/2033
b
57,040
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,j
52,062
CNA Financial Corporation
40,000 3.950%,  5/15/2024 39,227
Principal
Amount Long-Term Fixed Income (39.1%) Value
Financials (5.3%) - continued
Coinbase Global, Inc.
$ 20,000 3.625%,  10/1/2031
f
$ 11,089
Coinbase Global, Inc., Convertible
412,000 0.500%,  6/1/2026 270,066
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,j
41,190
Commerzbank AG
82,000 8.125%,  9/19/2023
f
80,809
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
f
40,539
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,f
31,018
Corebridge Financial, Inc.
42,000 6.875%,  12/15/2052
b,f
38,407
62,000 3.850%,  4/5/2029
f
54,643
Corporate Office Properties, LP
91,000 2.250%,  3/15/2026 79,758
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
*
65,144
Credit Agricole SA
54,000 6.875%,  9/23/2024
b,f,j
49,735
45,000 3.250%,  1/14/2030
f
35,580
Credit Suisse Group AG
49,000 6.500%,  8/8/2023
f
48,363
22,000 7.500%,  12/11/2023
b,f,j
20,212
34,000 2.593%,  9/11/2025
b,f
30,932
32,000 7.250%,  9/12/2025
b,f,j
24,477
46,000 3.869%,  1/12/2029
b,f
37,518
Dai-ichi Life Insurance Company,
Ltd.
148,000 5.100%,  10/28/2024
b,f,j
143,330
Deutsche Bank AG
152,000 2.129%,  11/24/2026
b
129,060
64,000 2.311%,  11/16/2027
b
51,914
20,000 4.296%,  5/24/2028
b
17,837
62,000 3.742%,  1/7/2033
b
40,190
Discover Bank
90,000 4.682%,  8/9/2028
b
86,302
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
f
90,769
Duke Realty, LP
75,000 3.375%,  12/15/2027 67,599
Elevance Health, Inc.
67,000 2.550%,  3/15/2031 54,019
EPR Properties
66,000 3.600%,  11/15/2031 47,154
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,j
77,273
44,000 4.772%,  7/28/2030
b
41,093
Fifth Third Bank NA
46,000 3.850%,  3/15/2026 43,450
First Horizon Bank
67,000 5.750%,  5/1/2030 64,998
First-Citizens Bank & Trust
Company
89,000 6.125%,  3/9/2028 88,343
FNB Corporation
64,000 2.200%,  2/24/2023 63,107
Fortress Transportation and
Infrastructure Investors, LLC
65,000 6.500%,  10/1/2025
f
61,062
24,000 9.750%,  8/1/2027
f
23,467

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Financials (5.3%) - continued
FS KKR Capital Corporation
$ 45,000 3.400%,  1/15/2026 $ 39,705
45,000 2.625%,  1/15/2027 36,336
Genworth Mortgage Holdings, Inc.
37,000 6.500%,  8/15/2025
f
35,361
Global Net Lease, Inc.
95,000 3.750%,  12/15/2027
f
74,102
Goldman Sachs Group, Inc.
67,000 0.627%,  11/17/2023
b
66,595
206,000 5.500%,  8/10/2024
b,j
197,760
43,000 4.400%,  2/10/2025
b,j
35,841
31,000 3.500%,  4/1/2025 29,611
52,000 4.250%,  10/21/2025 50,191
51,000 0.855%,  2/12/2026
b
45,502
33,000 3.650%,  8/10/2026
b,j
25,327
57,000 4.125%,  11/10/2026
b,j
45,315
60,000 1.948%,  10/21/2027
b
51,310
42,000 2.640%,  2/24/2028
b
36,441
86,000 4.482%,  8/23/2028
b
80,711
90,000 3.814%,  4/23/2029
b
79,794
44,000 3.800%,  3/15/2030 38,151
44,000 2.615%,  4/22/2032
b
34,106
45,000 2.383%,  7/21/2032
b
33,929
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 37,962
66,000
5.030%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
54,337
HAT Holdings, LLC, Convertible
65,000 Zero Coupon,  5/1/2025
f
58,097
HSBC Holdings plc
65,000 3.803%,  3/11/2025
b
62,828
20,000 6.375%,  3/30/2025
b,j
18,019
39,000 2.633%,  11/7/2025
b
36,210
41,000 1.645%,  4/18/2026
b
36,460
41,000 1.589%,  5/24/2027
b
34,266
64,000 2.251%,  11/22/2027
b
53,772
91,000 6.500%,  3/23/2028
b,j
76,159
61,000 5.210%,  8/11/2028
b
57,027
126,000 4.583%,  6/19/2029
b
112,314
112,000 4.600%,  12/17/2030
b,j
77,671
53,000 2.804%,  5/24/2032
b
38,942
43,000 6.500%,  9/15/2037 40,457
HUB International, Ltd.
26,000 7.000%,  5/1/2026
f
24,659
45,000 5.625%,  12/1/2029
f
37,575
Humana, Inc.
45,000 2.150%,  2/3/2032 34,195
Huntington Bancshares, Inc.
126,000 4.450%,  10/15/2027
b,j
112,139
Icahn Enterprises, LP
71,000 4.750%,  9/15/2024 66,425
70,000 6.375%,  12/15/2025 66,330
60,000 6.250%,  5/15/2026 56,072
25,000 5.250%,  5/15/2027 21,888
ING Groep NV
90,000 1.726%,  4/1/2027
b
77,157
Intercontinental Exchange, Inc.
62,000 4.350%,  6/15/2029 58,680
Intesa Sanpaolo SPA
20,000 5.017%,  6/26/2024
f
18,648
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 48,782
Principal
Amount Long-Term Fixed Income (39.1%) Value
Financials (5.3%) - continued
iStar, Inc.
$ 85,000 4.250%,  8/1/2025 $ 82,454
J.P. Morgan Chase & Company
84,000 6.000%,  8/1/2023
b,j
81,900
84,000 6.750%,  2/1/2024
b,j
83,238
24,000 1.514%,  6/1/2024
b
23,431
131,000 5.000%,  8/1/2024
b,j
118,129
145,000 4.023%,  12/5/2024
b
142,675
158,000 4.600%,  2/1/2025
b,j
137,634
31,000 2.083%,  4/22/2026
b
28,244
40,000 3.650%,  6/1/2026
b,j
32,392
190,000 1.045%,  11/19/2026
b
164,338
90,000 1.578%,  4/22/2027
b
77,697
81,000 2.947%,  2/24/2028
b
71,622
134,000 4.005%,  4/23/2029
b
120,816
45,000 2.069%,  6/1/2029
b
36,482
179,000 4.493%,  3/24/2031
b
162,826
42,000 2.963%,  1/25/2033
b
33,016
44,000 4.912%,  7/25/2033
b
40,575
42,000 5.717%,  9/14/2033
b
39,717
Jefferies Finance, LLC
43,000 5.000%,  8/15/2028
f
31,712
KeyBank NA
67,000 3.900%,  4/13/2029 58,788
Kilroy Realty, LP
90,000 4.375%,  10/1/2025 86,563
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 45,425
Life Storage, LP
44,000 2.400%,  10/15/2031 33,026
Lincoln National Corporation
50,000
5.299%,  (LIBOR 3M +
2.358%), 11/17/2022
b
38,925
45,000 3.800%,  3/1/2028 41,564
Lloyds Banking Group plc
65,000 3.900%,  3/12/2024 63,607
83,000 4.716%,  8/11/2026
b
79,739
90,000 1.627%,  5/11/2027
b
76,450
98,000 3.369%,  12/14/2046
b
60,512
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
f
51,461
M&T Bank Corporation
58,000 3.500%,  9/1/2026
b,j
43,244
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
b,f
74,489
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 31,431
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,j
75,146
164,000 5.875%,  3/15/2028
b,j
149,664
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 83,881
Mitsubishi UFJ Financial Group,
Inc.
41,000 1.412%,  7/17/2025 36,754
91,000 1.538%,  7/20/2027
b
77,523
67,000 3.741%,  3/7/2029 59,910
Mizuho Financial Group, Inc.
66,000 1.554%,  7/9/2027
b
56,129
93,000 2.564%,  9/13/2031 68,296
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
f
81,225

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Financials (5.3%) - continued
Morgan Stanley
$ 84,000 3.125%,  1/23/2023 $ 83,724
34,000 0.560%,  11/10/2023
b
33,813
34,000 2.720%,  7/22/2025
b
32,253
88,000 1.164%,  10/21/2025
b
80,202
24,000 5.000%,  11/24/2025 23,692
69,000 2.188%,  4/28/2026
b
63,292
39,000 0.985%,  12/10/2026
b
33,629
90,000 1.593%,  5/4/2027
b
77,768
93,000 1.512%,  7/20/2027
b
79,207
134,000 3.622%,  4/1/2031
b
115,807
42,000 2.943%,  1/21/2033
b
33,204
44,000 4.889%,  7/20/2033
b
40,769
MPT Operating Partnership, LP
50,000 5.250%,  8/1/2026 45,784
30,000 4.625%,  8/1/2029 24,137
National Retail Properties, Inc.
45,000 2.500%,  4/15/2030 36,109
Nationstar Mortgage Holdings,
Inc.
49,000 6.000%,  1/15/2027
f
41,834
NatWest Group plc
65,000 4.269%,  3/22/2025
b
63,196
45,000 4.892%,  5/18/2029
b
40,964
67,000 3.754%,  11/1/2029
b
61,863
62,000 4.600%,  6/28/2031
b,j
38,750
Navient Corporation
45,000 5.500%,  1/25/2023 44,750
20,000 5.000%,  3/15/2027 16,358
Necessity Retail REIT, Inc.
86,000 4.500%,  9/30/2028
f
64,092
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,f
163,273
129,000 3.400%,  1/23/2050
b,f
108,328
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 53,547
Nordea Bank Abp
64,000 5.375%,  9/22/2027
f
62,376
Northern Trust Corporation
65,000 4.000%,  5/10/2027 62,678
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 42,171
45,000 3.375%,  2/1/2031 34,308
OneMain Finance Corporation
64,000 6.875%,  3/15/2025 60,150
150,000 7.125%,  3/15/2026 135,210
Owl Rock Capital Corporation
45,000 4.250%,  1/15/2026 41,154
Owl Rock Core Income
Corporation
62,000 4.700%,  2/8/2027 54,304
Owl Rock Technology Finance
Corporation
22,000 4.750%,  12/15/2025
f
19,803
67,000 3.750%,  6/17/2026
f
57,970
Park Intermediate Holdings, LLC
52,000 4.875%,  5/15/2029
f
42,120
Pebblebrook Hotel Trust,
Convertible
218,000 1.750%,  12/15/2026 185,954
PennyMac Financial Services, Inc.
38,000 4.250%,  2/15/2029
f
27,068
Principal
Amount Long-Term Fixed Income (39.1%) Value
Financials (5.3%) - continued
Pine Street Trust I
$ 45,000 4.572%,  2/15/2029
f
$ 41,440
PNC Bank NA
45,000 2.700%,  10/22/2029 36,989
PNC Financial Services Group,
Inc.
60,000 3.400%,  9/15/2026
b,j
44,777
25,000 6.000%,  5/15/2027
b,j
23,187
57,000 6.200%,  9/15/2027
b,j
53,865
PRA Group, Inc.
36,000 7.375%,  9/1/2025
f
34,828
Principal Life Global Funding II
68,000 1.250%,  8/16/2026
f
58,320
Provident Financing Trust I
42,000 7.405%,  3/15/2038 43,928
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
36,411
75,000 5.625%,  6/15/2043
b
73,895
201,000 5.200%,  3/15/2044
b
193,159
42,000 3.700%,  10/1/2050
b
33,172
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,f,j
77,865
Radian Group, Inc.
45,000 4.875%,  3/15/2027 39,892
Realty Income Corporation
45,000 4.875%,  6/1/2026 44,232
50,000 3.950%,  8/15/2027 46,955
Regions Financial Corporation
84,000 5.750%,  6/15/2025
b,j
82,740
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 63,780
RLJ Lodging Trust, LP
25,000 3.750%,  7/1/2026
f
21,352
Rocket Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
f
46,179
Royal Bank of Canada
78,000 0.750%,  10/7/2024 71,607
87,000 4.240%,  8/3/2027 82,993
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 84,247
41,000 2.490%,  1/6/2028
b
34,191
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
76,486
67,000 3.823%,  11/3/2028
b
57,554
Service Properties Trust
31,000 4.650%,  3/15/2024 28,675
55,000 7.500%,  9/15/2025 51,425
50,000 5.500%,  12/15/2027 40,613
Simon Property Group, LP
73,000 2.650%,  7/15/2030 58,872
SLM Corporation
30,000 4.200%,  10/29/2025 26,855
Societe Generale SA
39,000 2.625%,  10/16/2024
f
36,555
84,000 8.000%,  9/29/2025
b,f,j
80,088
41,000 1.488%,  12/14/2026
b,f
34,699
Spirit Realty, LP
100,000 2.100%,  3/15/2028 79,461
Standard Chartered plc
52,000 1.319%,  10/14/2023
b,f
51,948
41,000 0.991%,  1/12/2025
b,f
38,394
40,000 6.000%,  7/26/2025
b,f,j
35,487

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Financials (5.3%) - continued
$ 63,000 2.608%,  1/12/2028
b,f
$ 53,329
Starwood Property Trust, Inc.,
Convertible
78,000 4.375%,  4/1/2023 75,611
State Street Corporation
44,000 4.421%,  5/13/2033
b
40,596
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
b,f
141,750
Sumitomo Mitsui Financial Group,
Inc.
42,000 2.778%,  10/18/2022 41,984
39,000 2.448%,  9/27/2024 36,857
63,000 2.174%,  1/14/2027 54,879
67,000 3.544%,  1/17/2028 60,543
67,000 2.142%,  9/23/2030 50,141
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
f
30,924
Summit Hotel Properties, Inc.,
Convertible
99,000 1.500%,  2/15/2026 82,071
SVB Financial Group
92,000 4.000%,  5/15/2026
b,j
69,848
82,000 4.250%,  11/15/2026
b,j
60,362
Synchrony Financial
38,000 4.250%,  8/15/2024 37,052
90,000 3.700%,  8/4/2026 82,256
Toronto-Dominion Bank
44,000 4.456%,  6/8/2032 40,177
Truist Bank
42,000 2.250%,  3/11/2030 32,921
Truist Financial Corporation
89,000 4.950%,  9/1/2025
b,j
85,510
37,000 1.887%,  6/7/2029
b
30,269
U.S. Bancorp
65,000 4.548%,  7/22/2028
b
62,638
UBS Group AG
97,000 1.364%,  1/30/2027
b,f
82,858
UDR, Inc.
89,000 3.000%,  8/15/2031 70,861
United Wholesale Mortgage, LLC
39,000 5.500%,  4/15/2029
f
29,640
UnitedHealth Group, Inc.
88,000 4.200%,  5/15/2032 81,729
USB Realty Corporation
184,000
3.659%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,j
138,920
USIS Merger Sub, Inc.
20,000 6.875%,  5/1/2025
f
19,226
Ventas Realty, LP
35,000 3.750%,  5/1/2024 34,189
Wells Fargo & Company
26,000 1.654%,  6/2/2024
b
25,389
106,000 2.406%,  10/30/2025
b
98,955
116,000 3.900%,  3/15/2026
b,j
98,093
119,000 2.188%,  4/30/2026
b
108,679
50,000
3.012%,  (LIBOR 3M +
0.500%), 1/15/2027
b
46,778
41,000 3.526%,  3/24/2028
b
37,134
89,000 3.584%,  5/22/2028
b
80,497
65,000 4.808%,  7/25/2028
b
61,992
90,000 4.478%,  4/4/2031
b
82,323
Welltower, Inc.
45,000 2.050%,  1/15/2029 36,145
Principal
Amount Long-Term Fixed Income (39.1%) Value
Financials (5.3%) - continued
$ 50,000 2.800%,  6/1/2031 $ 39,494
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
57,017
Willis North America, Inc.
90,000 4.500%,  9/15/2028 83,474
XHR, LP
10,000 6.375%,  8/15/2025
f
9,597
27,000 4.875%,  6/1/2029
f
22,262
Total 21,192,656
Foreign Government (<0.1%)
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
f
65,251
Total 65,251
Mortgage-Backed Securities (12.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,009,460 2.500%,  5/1/2051 1,700,410
3,396,118 3.500%,  6/1/2052 3,062,279
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,525,431 2.500%,  7/1/2030 1,415,513
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,825,000 2.500%,  10/1/2037
e
2,556,404
75,000 4.000%,  10/1/2037
e
72,352
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,048,271 3.500%,  5/1/2040
e
970,927
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,065,231 3.000%,  1/1/2052 2,680,119
1,474,793 2.500%,  2/1/2051 1,245,966
2,843,931 2.000%,  3/1/2051 2,316,086
3,120,731 3.000%,  3/1/2052 2,724,969
1,934,553 2.000%,  4/1/2051 1,574,695
2,395,345 2.500%,  4/1/2051 2,024,723
1,841,230 3.000%,  4/1/2051 1,612,657
1,926,955 3.000%,  5/1/2050 1,695,029
2,288,183 2.500%,  7/1/2051 1,931,736
4,629,341 2.000%,  8/1/2051 3,767,856
1,391,212 3.500%,  9/1/2052 1,256,658
2,700,000 2.500%,  10/1/2052
e
2,264,783
4,700,000 4.000%,  10/1/2048
e
4,360,902
2,850,000 4.500%,  10/1/2048
e
2,714,848
2,200,000 5.000%,  10/1/2048
e
2,142,949
2,800,000 3.000%,  10/1/2049
e
2,436,547
4,000,000 3.500%,  10/1/2049
e
3,599,687
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
968,584 3.500%,  7/1/2061 875,843
Total 51,003,938
Technology (1.3%)
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 39,876

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Technology (1.3%) - continued
Akamai Technologies, Inc.,
Convertible
$ 74,000 0.125%,  5/1/2025 $ 75,184
233,000 0.375%,  9/1/2027 216,806
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 17,431
Apple, Inc.
114,000 2.200%,  9/11/2029 97,113
83,000 1.650%,  2/8/2031 65,455
63,000 3.350%,  8/8/2032 56,109
Baidu, Inc.
39,000 3.075%,  4/7/2025 36,994
Black Knight InfoServ, LLC
82,000 3.625%,  9/1/2028
f
69,582
Block, Inc., Convertible
113,000 0.500%,  5/15/2023 115,712
22,000 0.250%,  11/1/2027 15,730
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
67,000 3.875%,  1/15/2027 61,632
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
36,139
CommScope Technologies
Finance, LLC
70,000 6.000%,  6/15/2025
f
62,191
CommScope, Inc.
50,000 7.125%,  7/1/2028
f
38,596
Dell International, LLC
26,000 5.450%,  6/15/2023 26,067
67,000 5.850%,  7/15/2025 67,515
29,000 5.300%,  10/1/2029 27,020
Fiserv, Inc.
72,000 2.750%,  7/1/2024 69,058
89,000 4.200%,  10/1/2028 82,319
Gartner, Inc.
45,000 3.625%,  6/15/2029
f
37,462
75,000 3.750%,  10/1/2030
f
61,398
Global Payments, Inc.
17,000 2.650%,  2/15/2025 15,888
64,000 4.950%,  8/15/2027 60,975
45,000 3.200%,  8/15/2029 37,495
InterDigital, Inc., Convertible
109,000 3.500%,  6/1/2027
f
94,721
Iron Mountain, Inc.
80,000 4.875%,  9/15/2027
f
71,651
120,000 5.000%,  7/15/2028
f
103,200
66,000 4.500%,  2/15/2031
f
51,030
Jabil, Inc.
42,000 4.250%,  5/15/2027 39,150
Lam Research Corporation
40,000 1.900%,  6/15/2030 31,696
Lumentum Holdings, Inc.,
Convertible
168,000 0.250%,  3/15/2024 206,472
MACOM Technology Solutions
Holdings, Inc., Convertible
223,000 0.250%,  3/15/2026 209,341
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 34,134
Mastercard, Inc.
40,000 2.000%,  11/18/2031 31,651
Principal
Amount Long-Term Fixed Income (39.1%) Value
Technology (1.3%) - continued
Microchip Technology, Inc.,
Convertible
$ 24,000 0.125%,  11/15/2024 $ 24,301
73,000 1.625%,  2/15/2027 126,488
Minerva Merger Sub, Inc.
68,000 6.500%,  2/15/2030
f
53,759
Moody's Corporation
42,000 4.250%,  8/8/2032 38,063
MSCI, Inc.
65,000 4.000%,  11/15/2029
f
56,140
NCR Corporation
152,000 6.125%,  9/1/2029
f
130,874
Nielsen Finance, LLC
70,000 4.500%,  7/15/2029
f
69,690
NVIDIA Corporation
22,000 2.850%,  4/1/2030 18,855
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024 47,432
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 15,763
45,000 4.300%,  6/18/2029 40,296
ON Semiconductor Corporation,
Convertible
36,000 Zero Coupon,  5/1/2027 47,466
Open Text Corporation
80,000 4.125%,  2/15/2030
f
63,889
Oracle Corporation
112,000 2.500%,  4/1/2025 104,368
112,000 2.950%,  4/1/2030 90,279
PayPal Holdings, Inc.
45,000 3.900%,  6/1/2027 43,115
45,000 2.850%,  10/1/2029 38,493
Progress Software Corporation,
Convertible
38,000 1.000%,  4/15/2026 35,644
PTC, Inc.
40,000 3.625%,  2/15/2025
f
37,261
35,000 4.000%,  2/15/2028
f
30,610
Qorvo, Inc.
127,000 3.375%,  4/1/2031
f
95,142
Rackspace Technology Global,
Inc.
75,000 5.375%,  12/1/2028
f
35,246
S&P Global, Inc.
41,000 2.900%,  3/1/2032
f
34,206
Sabre GLBL, Inc., Convertible
107,000 4.000%,  4/15/2025 101,521
Salesforce.com, Inc.
45,000 1.950%,  7/15/2031 35,425
Seagate HDD Cayman
116,000 3.125%,  7/15/2029 84,997
90,000 3.375%,  7/15/2031 62,838
Sensata Technologies, Inc.
58,000 3.750%,  2/15/2031
f
45,687
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
f
18,238
SS&C Technologies, Inc.
155,000 5.500%,  9/30/2027
f
141,390
Switch, Ltd.
70,000 3.750%,  9/15/2028
f
69,563
Teradyne, Inc., Convertible
6,000 1.250%,  12/15/2023 14,217

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Technology (1.3%) - continued
Verint Systems, Inc., Convertible
$ 122,000 0.250%,  4/15/2026 $ 101,199
VeriSign, Inc.
60,000 4.750%,  7/15/2027 57,720
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
f
44,004
Viavi Solutions, Inc., Convertible
108,000 1.000%,  3/1/2024 120,798
Vishay Intertechnology, Inc.,
Convertible
130,000 2.250%,  6/15/2025 120,822
VMware, Inc.
91,000 1.400%,  8/15/2026 77,825
56,000 2.200%,  8/15/2031 40,760
Xilinx, Inc.
28,000 2.375%,  6/1/2030 23,093
Ziff Davis, Inc., Convertible
226,000 1.750%,  11/1/2026
f
208,711
Total 5,008,981
Transportation (0.5%)
Air Canada Pass Through Trust
11,760 3.875%,  3/15/2023
f
11,616
Air Transport Services Group, Inc.,
Convertible
79,000 1.125%,  10/15/2024 78,802
Allegiant Travel Company
46,000 7.250%,  8/15/2027
f
43,355
American Airlines, Inc.
100,000 11.750%,  7/15/2025
f
104,434
161,000 5.500%,  4/20/2026
f
151,206
Avis Budget Car Rental, LLC
60,000 5.375%,  3/1/2029
f,i
49,269
Canadian Pacific Railway
Company
83,000 1.750%,  12/2/2026 72,677
41,000 2.450%,  12/2/2031 32,796
CSX Corporation
45,000 4.250%,  3/15/2029 42,412
Delta Air Lines, Inc.
29,000 7.000%,  5/1/2025
f
29,187
95,882 4.500%,  10/20/2025
f
93,069
12,000 7.375%,  1/15/2026 12,130
82,000 4.375%,  4/19/2028
i
69,109
Hawaiian Brand Intellectual
Property, Ltd.
13,000 5.750%,  1/20/2026
f
11,466
Hertz Corporation
45,000 4.625%,  12/1/2026
f
36,556
54,000 5.000%,  12/1/2029
f
40,163
JetBlue Airways Corporation,
Convertible
189,000 0.500%,  4/1/2026 134,190
Mileage Plus Holdings, LLC
112,100 6.500%,  6/20/2027
f
109,721
Penske Truck Leasing Company,
LP
35,000 1.200%,  11/15/2025
f
30,409
47,000 1.700%,  6/15/2026
f
40,420
Ryder System, Inc.
37,000 2.850%,  3/1/2027 33,167
Southwest Airlines Company
42,000 5.125%,  6/15/2027 41,119
Principal
Amount Long-Term Fixed Income (39.1%) Value
Transportation (0.5%) - continued
$ 45,000 2.625%,  2/10/2030 $ 36,098
Southwest Airlines Company,
Convertible
265,000 1.250%,  5/1/2025 302,498
Union Pacific Corporation
45,000 2.150%,  2/5/2027 40,161
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 64,752
United Airlines, Inc.
55,000 4.375%,  4/15/2026
f
49,088
46,000 4.625%,  4/15/2029
f
38,062
VistaJet Malta Finance plc
60,000 6.375%,  2/1/2030
f
49,050
Total 1,846,982
U.S. Government & Agencies (3.2%)
U.S. Treasury Bonds
715,000 1.375%,  11/15/2031 580,938
2,190,000 3.250%,  5/15/2042 1,943,625
3,010,000 3.375%,  8/15/2042 2,726,402
U.S. Treasury Notes
2,830,000 0.125%,  2/15/2024 2,673,134
1,550,000 0.500%,  3/31/2025 1,414,072
1,620,000 0.500%,  2/28/2026 1,429,460
870,000 0.500%,  4/30/2027 740,010
1,550,000 1.125%,  2/29/2028 1,330,275
Total 12,837,916
Utilities (0.8%)
AEP Texas, Inc.
45,000 4.700%,  5/15/2032 41,432
AES Corporation
72,000 3.950%,  7/15/2030
f
61,654
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
b
40,838
Ameren Corporation
45,000 1.750%,  3/15/2028 37,144
American Electric Power
Company, Inc.
63,000 2.031%,  3/15/2024 60,295
44,000 2.300%,  3/1/2030 35,044
Berkshire Hathaway Energy
Company
51,000 4.050%,  4/15/2025 50,133
Calpine Corporation
56,000 4.500%,  2/15/2028
f
49,335
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 32,351
56,000 1.450%,  6/1/2026 49,015
67,000 2.650%,  6/1/2031 53,516
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 33,564
135,000 4.650%,  12/15/2024
b,j
118,902
45,000 3.375%,  4/1/2030 38,699
DTE Energy Company
65,000 4.220%,  11/1/2024 63,728
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
41,051
22,000 4.875%,  9/16/2024
b,j
19,717
90,000 3.150%,  8/15/2027 81,432
44,000 2.450%,  6/1/2030 35,157
43,000 4.500%,  8/15/2032 38,886

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.1%) Value
Utilities (0.8%) - continued
Edison International
$ 54,000 4.950%,  4/15/2025 $ 52,905
55,000 5.000%,  12/15/2026
b,j
43,450
Enel Finance International NV
93,000 1.375%,  7/12/2026
f
78,569
Entergy Corporation
34,000 0.900%,  9/15/2025 29,914
45,000 1.900%,  6/15/2028 36,922
Evergy, Inc.
34,000 2.450%,  9/15/2024 32,160
Eversource Energy
90,000 4.600%,  7/1/2027 86,863
Exelon Corporation
45,000 4.050%,  4/15/2030 40,786
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
89,086
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
f
41,950
Jersey Central Power & Light
Company
22,000 2.750%,  3/1/2032
f
17,455
National Rural Utilities Cooperative
Finance Corporation
75,000 3.450%,  6/15/2025 72,355
NextEra Energy Capital Holdings,
Inc.
41,000 3.800%,  3/15/2082
b
32,181
64,000 4.255%,  9/1/2024 63,080
45,000 2.250%,  6/1/2030 35,901
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
f
91,000
NextEra Energy Partners, LP,
Convertible
52,000 Zero Coupon,  6/15/2024
f
49,036
226,000 Zero Coupon,  11/15/2025
f
225,538
NiSource, Inc.
43,000 5.650%,  6/15/2023
b,j
39,668
45,000 2.950%,  9/1/2029 37,982
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
f
30,029
100,000 3.375%,  2/15/2029
f
80,964
35,000 5.250%,  6/15/2029
f
30,625
NRG Energy, Inc., Convertible
99,000 2.750%,  6/1/2048 105,385
PG&E Corporation
65,000 5.000%,  7/1/2028 55,897
Public Service Enterprise Group,
Inc.
45,000 1.600%,  8/15/2030 33,748
Sempra Energy
84,000 4.875%,  10/15/2025
b,j
78,120
56,000 3.400%,  2/1/2028 50,635
Southern Company
44,000 4.475%,  8/1/2024 43,447
119,000 4.000%,  1/15/2051
b
106,648
109,000 3.750%,  9/15/2051
b
88,387
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
f
88,103
Vistra Operations Company, LLC
88,000 5.125%,  5/13/2025
f
85,197
90,000 5.000%,  7/31/2027
f
81,293
Principal
Amount Long-Term Fixed Income (39.1%) Value
Utilities (0.8%) - continued
Xcel Energy, Inc.
$ 45,000 4.000%,  6/15/2028 $ 42,151
64,000 4.600%,  6/1/2032 59,315
Total 3,238,638
Total Long-Term Fixed Income
(cost $171,858,429) 156,445,656
Shares Common Stock ( 29 .0% ) Value
Communications Services (2.0%)
4,170 Alphabet, Inc., Class A
l
398,860
27,189 Alphabet, Inc., Class C
l
2,614,222
2,662 AT&T, Inc. 40,835
504 Charter Communications, Inc.
l
152,888
38,902 Comcast Corporation 1,140,996
8,719 DISH Network Corporation
l
120,584
723 Emerald Holding, Inc.
l
2,444
3,055 Live Nation Entertainment, Inc.
l
232,302
7,252 Meta Platforms, Inc.
l
983,951
1,440 Netflix, Inc.
l
339,034
18,485 QuinStreet, Inc.
l
194,093
8,255 Twitter, Inc.
l
361,899
13,968 Verizon Communications, Inc. 530,365
5,506 Walt Disney Company
l
519,381
33,378 Warner Bros. Discovery, Inc.
l
383,847
316 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
4,819
Total 8,020,520
Consumer Discretionary (3.3%)
22,295 Amazon.com, Inc.
l
2,519,335
3,973 Aptiv plc
l
310,728
833 Bloomin' Brands, Inc. 15,269
485 Booking Holdings, Inc.
l
796,957
189 Boyd Gaming Corporation 9,006
4,976 Cedar Fair, LP 204,762
438 Chipotle Mexican Grill, Inc.
l
658,209
9,190 Clarus Corporation
i
123,789
16,817 Cooper-Standard Holdings, Inc.
l
98,211
4,843 D.R. Horton, Inc. 326,176
192 Dick's Sporting Goods, Inc. 20,091
15,491 Everi Holdings, Inc.
l
251,264
2,170 Expedia Group, Inc.
l
203,307
19,415 Ford Motor Company 217,448
11,060 General Motors Company 354,915
2,024 Grand Canyon Education, Inc.
l
166,474
6,519 Harley-Davidson, Inc. 227,383
1,997 Home Depot, Inc. 551,052
9,232 Libbey, Inc.
c,l
129,248
228 Lithia Motors, Inc. 48,917
3,843 Lowe's Companies, Inc. 721,754
1,151 Lululemon Athletica, Inc.
l
321,774
1,318 McDonald's Corporation 304,115
6,079 NIKE, Inc. 505,287
112 NVR, Inc.
l
446,553
2,166 Papa John's International, Inc. 151,642
288 Patrick Industries, Inc. 12,626
678 RH
l
166,835
4,333 Sleep Number Corporation
l
146,499
15,717 Sonos, Inc.
l
218,466
4,531 Sony Group Corporation ADR 290,211
7,591 Stoneridge, Inc.
l
128,667
6,747 Tesla, Inc.
l
1,789,642
27,642 ThredUp, Inc.
l
50,861

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.0%) Value
Consumer Discretionary (3.3%) - continued
1,017 VF Corporation $ 30,419
3,323 Yum! Brands, Inc. 353,368
7,266 Zumiez, Inc.
l
156,437
Total 13,027,697
Consumer Staples (1.4%)
3,952 BJ's Wholesale Club Holdings,
Inc.
l
287,745
473 Bunge, Ltd. 39,056
1,412 Casey's General Stores, Inc. 285,958
906 Coca-Cola Company 50,754
1,193 Costco Wholesale Corporation 563,418
1,454 Estee Lauder Companies, Inc. 313,919
3,995 John B. Sanfilippo & Son, Inc. 302,541
923 Kraft Heinz Company 30,782
9,104 Lamb Weston Holdings, Inc. 704,468
110 PepsiCo, Inc. 17,959
8,218 Philip Morris International, Inc. 682,176
19,297 Primo Water Corporation 242,177
1,949 Procter & Gamble Company 246,061
4,201 Sysco Corporation 297,053
6,082 Turning Point Brands, Inc. 129,121
60 Tyson Foods, Inc. 3,956
10,532 Walmart, Inc. 1,366,000
Total 5,563,144
Energy (1.6%)
13,093 BP plc ADR 373,805
531 Chevron Corporation 76,289
6,335 ConocoPhillips 648,324
16,798 Devon Energy Corporation 1,010,064
19,007 Enterprise Products Partners, LP 451,986
1,135 EOG Resources, Inc. 126,814
355 EQT Corporation 14,466
11,928 Exxon Mobil Corporation 1,041,434
16,046 Halliburton Company 395,053
3,829 Helmerich & Payne, Inc. 141,558
3,666 Marathon Petroleum Corporation 364,144
25,547 NOV, Inc. 413,350
2,655 Pioneer Natural Resources
Company 574,887
4,045 Schlumberger, Ltd. 145,215
2,899 Valero Energy Corporation 309,758
12,520 Williams Companies, Inc. 358,448
Total 6,445,595
Financials (4.0%)
16,029 Ally Financial, Inc. 446,087
2,823 American Express Company 380,851
899 Ameriprise Financial, Inc. 226,503
10,302 Arch Capital Group, Ltd.
l
469,153
287 Banc of California, Inc. 4,583
21,440 Bank of America Corporation 647,488
124 Bank of Marin Bancorp 3,714
5,222 Bank of N.T. Butterfield & Son, Ltd. 169,506
1,981 Berkshire Hathaway, Inc.
l
528,967
7,847 BlackRock Corporate High Yield
Fund, Inc., Rights
l
16
750 BlackRock TCP Capital
Corporation 8,197
365 BlackRock, Inc. 200,852
12,069 Bridgewater Bancshares, Inc.
l
198,776
9,805 Byline Bancorp, Inc. 198,551
3,036 Capital One Financial Corporation 279,828
3,537 Carlyle Group, Inc. 91,396
Shares Common Stock (29.0%) Value
Financials (4.0%) - continued
1,310 Central Pacific Financial
Corporation $ 27,104
11,611 Charles Schwab Corporation 834,483
3,068 Chubb, Ltd. 558,008
13,736 Citigroup, Inc. 572,379
10,972 Columbia Banking System, Inc. 316,981
4,401 Comerica, Inc. 312,911
760 Community Trust Bancorp, Inc. 30,818
156 ConnectOne Bancorp, Inc. 3,597
1,910 Customers Bancorp, Inc.
l
56,307
2,115 Discover Financial Services 192,296
1,350 Ellington Residential Mortgage
REIT 8,329
691 Encore Capital Group, Inc.
l
31,427
5,360 Enterprise Financial Services
Corporation 236,054
22,475 Equitable Holdings, Inc. 592,216
4,276 Federated Hermes, Inc. 141,621
219 Financial Institutions, Inc. 5,271
171 First Mid-Illinois Bancshares, Inc. 5,467
39 Flushing Financial Corporation 755
309 FS KKR Capital Corporation 5,238
2,973 Glacier Bancorp, Inc. 146,063
1,024 Golub Capital BDC, Inc. 12,687
748 Great Southern Bancorp, Inc. 42,688
2,350 Hanmi Financial Corporation 55,648
8,611 Heartland Financial USA, Inc. 373,373
628 Hometrust Bancshares, Inc. 13,879
11,331 Hope Bancorp, Inc. 143,224
2,761 Houlihan Lokey, Inc. 208,124
332 Independent Bank Corporation 6,341
5,648 J.P. Morgan Chase & Company 590,216
2,081 Kinsale Capital Group, Inc. 531,529
2,329 M&T Bank Corporation 410,649
1,433 Marsh & McLennan Companies,
Inc. 213,933
1,864 MidWestOne Financial Group, Inc. 50,869
1,267 Moody's Corporation 308,020
7,172 Morgan Stanley 566,660
1,030 PacWest Bancorp 23,278
77 Pathward Financial, Inc. 2,538
121 Peapack-Gladstone Financial
Corporation 4,072
1,259 Popular, Inc. 90,724
11,629 Radian Group, Inc. 224,323
5,968 Raymond James Financial, Inc. 589,758
2,660 RLI Corporation 272,331
1,715 S&P Global, Inc. 523,675
6,995 Seacoast Banking Corporation of
Florida 211,459
4,616 State Street Corporation 280,699
351 T. Rowe Price Group, Inc. 36,859
3,745 Triumph Bancorp, Inc.
l
203,541
8,814 Truist Financial Corporation 383,762
375 TrustCo Bank Corporation NY 11,782
15,325 Wells Fargo & Company 616,372
7,641 Western Alliance Bancorp 502,319
7,159 Zions Bancorporation NA 364,107
800 Zurich Insurance Group AG 318,921
Total 16,120,153
Health Care (4.3%)
5,598 Abbott Laboratories 541,662
5,137 Agiliti, Inc.
l
73,510
904 Align Technology, Inc.
l
187,227

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.0%) Value
Health Care (4.3%) - continued
1,801 Alkermes plc
l
$ 40,216
480 AmerisourceBergen Corporation 64,958
1,611 Amgen, Inc. 363,119
6,486 AstraZeneca plc ADR 355,692
5,081 Baxter International, Inc. 273,663
1,372 Biogen, Inc.
l
366,324
362 BioMarin Pharmaceutical, Inc.
l
30,687
773 Bio-Techne Corporation 219,532
22 Boston Scientific Corporation
l
852
223 Bristol-Myers Squibb Company 15,853
3,249 Cigna Holding Company 901,500
3,456 CVS Health Corporation 329,599
3,323 Danaher Corporation 858,298
3,265 Edwards Lifesciences Corporation
l
269,787
2,811 Elevance Health, Inc. 1,276,869
4,088 Enovis Corporation
l
188,334
8,497 Gilead Sciences, Inc. 524,180
5,628 Halozyme Therapeutics, Inc.
l
222,531
1,852 HCA Healthcare, Inc. 340,379
3,204 Hologic, Inc.
l
206,722
67 IDEXX Laboratories, Inc.
l
21,829
942 Insulet Corporation
l
216,095
2,090 Intuitive Surgical, Inc.
l
391,750
7,427 Ionis Pharmaceuticals, Inc.
l
328,496
7,022 Johnson & Johnson 1,147,114
3,251 Laboratory Corporation of America
Holdings 665,837
2,934 Lantheus Holdings, Inc.
l
206,348
8,048 Maravai LifeSciences Holdings,
Inc.
l
205,465
451 Medpace Holdings, Inc.
l
70,884
10,553 Medtronic plc 852,155
15,376 Merck & Company, Inc. 1,324,181
2,982 Novo Nordisk AS ADR 297,097
8,450 NuVasive, Inc.
l
370,195
1,030 Omnicell, Inc.
l
89,641
7,699 Pfizer, Inc. 336,908
7,025 Progyny, Inc.
l
260,347
550 Regeneron Pharmaceuticals, Inc.
l
378,879
1,758 Sarepta Therapeutics, Inc.
l
194,329
2,226 Stryker Corporation 450,854
4,292 Syneos Health, Inc.
l
202,368
645 Teleflex, Inc. 129,942
2,469 UFP Technologies, Inc.
l
211,939
31 UnitedHealth Group, Inc. 15,656
22,765 Viemed Healthcare, Inc.
l
136,590
899 Waters Corporation
l
242,307
3,280 Zimmer Biomet Holdings, Inc. 342,924
3,070 Zoetis, Inc. 455,250
Total 17,196,874
Industrials (3.6%)
1,111 3M Company 122,765
2,462 Advanced Drainage Systems, Inc. 306,199
8,510 Air Lease Corporation 263,895
2,987 AMETEK, Inc. 338,756
2,576 ASGN, Inc.
l
232,793
13,149 Badger Infrastructure Solutions,
Ltd. 267,958
6,153 Barnes Group, Inc. 177,699
945 Carlisle Companies, Inc. 264,987
157 Caterpillar, Inc. 25,761
544 Chart Industries, Inc.
l
100,286
6,308 Cimpress plc
l
154,420
916 Cintas Corporation 355,582
Shares Common Stock (29.0%) Value
Industrials (3.6%) - continued
34,001 CNH Industrial NV $ 379,791
6,370 Crane Holdings, Company 557,630
22,073 CSX Corporation 588,025
1,267 Curtiss-Wright Corporation 176,316
321 Deere & Company 107,179
10,193 Delta Air Lines, Inc.
l
286,016
16,009 Dun & Bradstreet Holdings, Inc. 198,352
5,149 Emerson Electric Company 377,010
2,789 Expeditors International of
Washington, Inc. 246,297
3,074 Forward Air Corporation 277,459
1,033 FTI Consulting, Inc.
l
171,178
1,782 General Dynamics Corporation 378,087
96 Gorman-Rupp Company 2,284
4,704 Greenbrier Companies, Inc.
i
114,166
3,828 Helios Technologies, Inc. 193,697
9,487 Howmet Aerospace, Inc. 293,433
247 Hubbell, Inc. 55,081
6,958 IAA, Inc.
l
221,612
813 IDEX Corporation 162,478
18,137 Janus International Group, Inc.
l
161,782
5,247 Johnson Controls International plc 258,257
1,491 L3Harris Technologies, Inc. 309,875
1,327 Lincoln Electric Holdings, Inc. 166,830
3,625 ManpowerGroup, Inc. 234,501
1,444 Middleby Corporation
l
185,077
4,777 Miller Industries, Inc. 101,702
1,465 Norfolk Southern Corporation 307,137
744 Northrop Grumman Corporation 349,918
1,541 Old Dominion Freight Line, Inc. 383,355
2,486 Parker-Hannifin Corporation 602,383
3,585 Pentair plc 145,659
3,691 Quanta Services, Inc. 470,196
2,363 Regal Rexnord Corporation 331,671
624 SkyWest, Inc.
l
10,146
6,430 Southwest Airlines Company
l
198,301
7,413 Sun Country Airlines Holdings,
Inc.
l
100,891
252 SunPower Corporation
l
5,806
2,956 Tennant Company 167,191
5,392 Timken Company 318,344
20,125 Uber Technologies, Inc.
l
533,312
3,119 Union Pacific Corporation 607,644
3,426 United Parcel Service, Inc. 553,436
2,438 United Rentals, Inc.
l
658,553
Total 14,559,159
Information Technology (5.6%)
63 Adobe, Inc.
l
17,338
1,689 Advanced Energy Industries, Inc. 130,745
2,839 Agilysys, Inc.
l
157,139
2,111 Amphenol Corporation 141,352
991 ANSYS, Inc.
l
219,705
27,822 Apple, Inc. 3,845,000
1,630 Autodesk, Inc.
l
304,484
7,383 BigCommerce Holdings, Inc.
l
109,268
1,576 Bill.com Holdings, Inc.
l
208,615
8,244 Block, Inc.
l
453,338
453 Cadence Design Systems, Inc.
l
74,034
8,990 Ciena Corporation
l
363,466
19,115 Cisco Systems, Inc. 764,600
317 Computer Services, Inc. 17,673
2,036 Dolby Laboratories, Inc. 132,645
14,065 Dropbox, Inc.
l
291,427

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (29.0%) Value
Information Technology (5.6%) - continued
6,225 Fidelity National Information
Services, Inc. $ 470,423
1,369 Fiserv, Inc.
l
128,097
687 FLEETCOR Technologies, Inc.
l
121,029
16,897 Gilat Satellite Networks, Ltd.
i,l
90,061
170 KLA-Tencor Corporation 51,447
13,426 Knowles Corporation
l
163,394
941 Lam Research Corporation 344,406
777 Littelfuse, Inc. 154,382
1,984 Mastercard, Inc. 564,131
5,401 Microchip Technology, Inc. 329,623
17,650 Microsoft Corporation 4,110,685
5,072 NAPCO Security Technologies,
Inc.
l
147,494
5,468 National Instruments Corporation 206,362
1,365 NICE, Ltd. ADR
l
256,948
8,257 NVIDIA Corporation 1,002,317
7,815 ON Semiconductor Corporation
l
487,109
8,797 PayPal Holdings, Inc.
l
757,158
368 Plexus Corporation
l
32,222
1,041 Qorvo, Inc.
l
82,666
9,300 QUALCOMM, Inc. 1,050,714
4,581 Salesforce, Inc.
l
658,931
10,794 Samsung Electronics Company,
Ltd. 396,348
1,411 ServiceNow, Inc.
l
532,808
3,374 Skyworks Solutions, Inc. 287,701
3,931 Splunk, Inc.
l
295,611
346 Teledyne Technologies, Inc.
l
116,765
165 Teradyne, Inc. 12,400
6,843 Texas Instruments, Inc. 1,059,159
4,922 Trimble, Inc.
l
267,117
3,217 TTEC Holdings, Inc. 142,545
33,875 TTM Technologies, Inc.
l
446,472
3,360 Wolfspeed, Inc.
l
347,290
2,430 Workiva, Inc.
l
189,054
Total 22,533,698
Materials (1.3%)
6,857 Ashland, Inc. 651,209
492 Avery Dennison Corporation 80,048
10,539 Axalta Coating Systems, Ltd.
l
221,951
4,309 Ball Corporation 208,211
7,517 Carpenter Technology Corporation 234,079
734 Celanese Corporation 66,310
4,497 CF Industries Holdings, Inc. 432,836
186 Crown Holdings, Inc. 15,072
6,251 Dow, Inc. 274,607
2,404 Eastman Chemical Company 170,804
4,776 Ingevity Corporation
l
289,569
29,030 Ivanhoe Mines, Ltd.
l
186,829
744 Linde plc 200,575
8,902 LyondellBasell Industries NV 670,143
2,601 Nucor Corporation 278,281
3,426 PPG Industries, Inc. 379,224
6,311 Steel Dynamics, Inc. 447,766
1,981 United States Lime & Minerals, Inc. 202,458
Total 5,009,972
Real Estate (0.8%)
3,061 Agree Realty Corporation 206,862
2,118 Alexandria Real Estate Equities,
Inc. 296,922
1,003 AvalonBay Communities, Inc. 184,743
1,761 Camden Property Trust 210,352
Shares Common Stock (29.0%) Value
Real Estate (0.8%) - continued
2,503 CBRE Group, Inc.
l
$ 168,978
2,335 Digital Realty Trust, Inc. 231,585
20,238 Healthcare Realty Trust, Inc. 421,962
21,233 Host Hotels & Resorts, Inc. 337,180
10,117 Independence Realty Trust, Inc. 169,257
10,436 National Storage Affiliates Trust 433,929
8,907 Pebblebrook Hotel Trust 129,241
1,933 Public Storage, Inc. 566,002
Total 3,357,013
Utilities (1.1%)
8,822 Alliant Energy Corporation 467,478
747 American Electric Power
Company, Inc. 64,578
1,130 Black Hills Corporation 76,535
10,453 CenterPoint Energy, Inc. 294,565
5,341 Constellation Energy Corporation 444,318
3,783 Duke Energy Corporation 351,895
6,759 Entergy Corporation 680,158
1,337 Evergy, Inc. 79,418
2,543 NextEra Energy, Inc. 199,397
12,097 NiSource, Inc. 304,723
1,586 NorthWestern Corporation 78,158
273 NRG Energy, Inc. 10,448
945 OGE Energy Corporation 34,455
3,282 Portland General Electric
Company 142,636
5,153 Public Service Enterprise Group,
Inc. 289,753
3,691 Sempra Energy 553,428
2,185 Spire, Inc. 136,191
Total 4,208,134
Total Common Stock
(cost $102,583,580) 116,041,959
Shares
Registered Investment
Companies ( 13 .1% ) Value
Unaffiliated  (1.1%)
21,445 Aberdeen Asia-Pacific Income
Fund, Inc. 54,041
9,427 AllianceBernstein Global High
Income Fund, Inc. 83,712
12,572 Allspring Income Opportunities
Fund 77,946
5,580 BlackRock Core Bond Trust 55,800
7,847 BlackRock Corporate High Yield
Fund, Inc. 67,092
7,356 BlackRock Credit Allocation
Income Trust 70,176
870 BlackRock Debt Strategies Fund,
Inc. 7,760
450 BlackRock Enhanced Equity
Dividend Trust 3,649
6,876 BlackRock Enhanced Global
Dividend Trust 60,578
2,300 BlackRock Enhanced International
Dividend Trust 10,281
475 BlackRock Floating Rate Income
Strategies Fund, Inc. 5,230
4,650 BlackRock Income Trust, Inc. 19,251
4,105 BlackRock Multi-Sector Income
Trust 58,455
4,571 Blackstone Strategic Credit Fund 48,590

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (13.1%) Value
Unaffiliated  (1.1%)- continued
8,342 Eaton Vance Limited Duration
Income Fund $ 76,830
1,014 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 7,352
2,350 Energy Select Sector SPDR Fund 169,247
6,049 First Trust High Income Long/Short
Fund 65,571
3,375 Invesco Dynamic Credit
Opportunities Fund
c
35,395
4,500 iShares Preferred and Income
Securities ETF
i
142,515
16,650 Nuveen Credit Strategies Income
Fund 85,082
2,150 Nuveen Preferred Income
Opportunities Fund 14,943
2,525 Nuveen Quality Preferred Income
Fund II 16,589
7,099 PGIM Global High Yield Fund, Inc. 75,107
6,795 PGIM High Yield Bond Fund, Inc. 78,414
2,740 Pimco Dynamic Income Fund 53,101
20,100 SPDR Blackstone Senior Loan ETF
i
821,487
7,017 SPDR Bloomberg High Yield Bond
ETF
i
616,444
32,792 SPDR Bloomberg Short Term High
Yield Bond ETF
i
779,794
1,274 Tri-Continental Corporation 32,563
3,000 Vanguard Short-Term Corporate
Bond ETF
i
222,840
4,400 Virtus AllianzGI Convertible &
Income Fund 14,080
700 Virtus AllianzGI Equity &
Convertible Income Fund 14,217
4,690 Virtus Dividend, Interest &
Premium Strategy Fund 50,089
6,819 Voya Global Equity Dividend &
Premium Opportunity Fund 34,095
17,341 Western Asset High Income
Opportunity Fund, Inc. 63,815
Total 4,092,131
Affiliated  (12.0%)
3,291,017 Thrivent Core Emerging Markets
Debt Fund 23,300,398
3,227,227 Thrivent Core International Equity
Fund 24,978,737
Total 48,279,135
Total Registered Investment
Companies (cost $67,022,878) 52,371,266
Shares
Collateral Held for Securities
Loaned ( 1 .2% ) Value
4,695,722 Thrivent Cash Management Trust 4,695,722
Total Collateral Held for
Securities Loaned
(cost $4,695,722) 4,695,722
Shares Preferred Stock ( 1 .1% ) Value
Communications Services (0.1%)
11,000 AT&T, Inc., 4.750%
j
206,580
1,597 Paramount Global, Convertible,
5.750%
i
49,347
Shares Preferred Stock (1.1%) Value
Communications Services (0.1%) - continued
3,500 Telephone and Data Systems, Inc.,
6.000%
j
$ 65,100
Total 321,027
Consumer Non-Cyclical (0.1%)
5,334 Becton, Dickinson and Company,
Convertible, 6.000% 251,445
1,602 Boston Scientific Corporation,
Convertible, 5.500% 162,154
1,250 CHS, Inc., 7.100%
b,j
31,075
89 Danaher Corporation, Convertible,
5.000% 119,927
Total 564,601
Energy (0.1%)
6,964 Crestwood Equity Partners, LP,
9.250%
j
62,467
1,600 Energy Transfer, LP, 7.600%
b,j
38,704
1,536 NuStar Logistics, LP, 9.246%
b
37,494
351 UGI Corporation, Convertible,
7.250% 27,992
Total 166,657
Financials (0.6%)
2,750 Aegon Funding Corporation II,
5.100% 57,392
5,700 Allstate Corporation, 5.100%
j
119,643
3,300 Bank of America Corporation,
4.250%
j
57,255
2,000 Bank of America Corporation,
5.375%
j
43,440
200 Bank of America Corporation,
Convertible, 7.250%
j
234,600
5,525 Capital One Financial Corporation,
5.000%
i,j
108,456
2,485 Cobank ACB, 6.250%
b,c,j
248,500
5,875 Equitable Holdings, Inc., 5.250%
j
122,376
140 First Horizon Bank, 3.750%
b,f,j
112,000
2,900 First Republic Bank, 4.500%
j
53,737
4,400 J.P. Morgan Chase & Company,
4.200%
j
79,376
3,650 J.P. Morgan Chase & Company,
4.750%
j
76,869
3,350 J.P. Morgan Chase & Company,
5.750%
j
82,778
2,937 KKR & Company, Inc.,
Convertible, 6.000% 159,832
5,880 Morgan Stanley, 5.850%
b,j
142,472
3,100 Morgan Stanley, 7.125%
b,j
79,174
6,150 Public Storage, 4.125%
j
112,238
1,300 Public Storage, 4.625%
j
26,195
325 Public Storage, 4.700%
j
6,637
825 Regions Financial Corporation,
5.700%
b,j
18,513
775 Synovus Financial Corporation,
5.875%
b,j
18,995
5,025 Truist Financial Corporation,
4.750%
j
99,696
5,000 Wells Fargo & Company, 4.250%
j
85,950
314 Wells Fargo & Company,
Convertible, 7.500%
j
378,056
Total 2,524,180

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.1%) Value
Utilities (0.2%)
3,346 AES Corporation, Convertible,
6.875% $ 295,686
1,610 American Electric Power
Company, Inc., Convertible,
6.125% 79,695
5,200 CMS Energy Corporation, 4.200%
j
88,920
939 NextEra Energy, Inc., Convertible,
5.279% 46,744
314 NiSource, Inc., Convertible,
7.750% 31,585
3,425 Southern Company, 4.950% 70,692
Total 613,322
Total Preferred Stock
(cost $4,870,443) 4,189,787
Shares or
Principal
Amount Short-Term Investments ( 13 .0% ) Value
Federal Home Loan Bank Discount
Notes
700,000 2.430%, 10/14/2022
m,n
699,352
100,000 3.250%, 12/14/2022
m,n
99,311
900,000 3.440%, 12/21/2022
m,n
893,288
Thrivent Core Short-Term Reserve
Fund
4,903,271 3.170% 49,032,708
U.S. Treasury Bills
100,000 2.418%, 10/20/2022
m,o
99,879
700,000 2.532%, 10/25/2022
m,p
698,916
100,000 2.380%, 10/27/2022
m,o
99,828
500,000 2.576%, 11/17/2022
m
498,219
Total Short-Term Investments
(cost $52,113,090) 52,121,501
Total Investments (cost
$447,479,116) 106.7% $ 426,789,048
Other Assets and Liabilities, Net
(6.7%) (26,942,343)
Total Net Assets 100.0% $ 399,846,705
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $43,696,233 or
10.9% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2022.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At September 30, 2022, $519,194 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Balanced Income Plus Portfolio as of September 30, 2022
was $173,385 or 0.04% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2022.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 11/26/2046 7/11/2017 $ 109,879
Credit Acceptance Corporation,
12/31/2024 5/29/2020 67,214
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,639,926
Common Stock 2,927,536
Total lending $4,567,462
Gross amount payable upon return of
collateral for securities loaned $4,695,722
Net amounts due to counterparty $128,260

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,966,208 – 4,778,456 1,187,752
Capital Goods 7,845,898 – 5,846,536 1,999,362
Communications Services 8,495,423 – 7,820,571 674,852
Consumer Cyclical 5,437,154 – 5,437,154 –
Consumer Non-Cyclical 4,506,712 – 3,898,998 607,714
Energy 1,803,730 – 1,803,730 –
Financials 2,033,280 – 1,868,630 164,650
Technology 2,133,994 – 1,888,354 245,640
Transportation 2,221,845 – 2,108,632 113,213
Utilities 478,913 – 478,913 –
Long-Term Fixed Income
Asset-Backed Securities 14,164,765 – 13,633,736 531,029
Basic Materials 2,021,022 – 2,021,022 –
Capital Goods 4,460,361 – 4,460,361 –
Collateralized Mortgage Obligations 12,439,242 – 11,997,662 441,580
Commercial Mortgage-Backed Securities 1,809,099 – 1,809,099 –
Communications Services 5,800,251 – 5,800,251 –
Consumer Cyclical 7,512,084 – 7,512,084 –
Consumer Non-Cyclical 6,767,149 – 6,767,149 –
Energy 6,277,321 – 6,277,321 –
Financials 21,192,656 – 21,192,656 –
Foreign Government 65,251 – 65,251 –
Mortgage-Backed Securities 51,003,938 – 51,003,938 –
Technology 5,008,981 – 5,008,981 –
Transportation 1,846,982 – 1,846,982 –
U.S. Government & Agencies 12,837,916 – 12,837,916 –
Utilities 3,238,638 – 3,238,638 –
Common Stock
Communications Services 8,020,520 8,015,701 4,819 –
Consumer Discretionary 13,027,697 12,898,449 – 129,248
Consumer Staples 5,563,144 5,563,144 – –
Energy 6,445,595 6,445,595 – –
Financials 16,120,153 15,801,232 318,921 –
Health Care 17,196,874 17,196,874 – –
Industrials 14,559,159 14,291,201 267,958 –
Information Technology 22,533,698 22,137,350 396,348 –
Materials 5,009,972 4,823,143 186,829 –
Real Estate 3,357,013 3,357,013 – –
Utilities 4,208,134 4,208,134 – –
Preferred Stock
Communications Services 321,027 321,027 – –
Consumer Non-Cyclical 564,601 564,601 – –
Energy 166,657 166,657 – –
Financials 2,524,180 2,163,680 112,000 248,500
Utilities 613,322 613,322 – –
Registered Investment Companies
Unaffiliated 4,092,131 4,056,736 – 35,395
Short-Term Investments 3,088,793 – 3,088,793 –
Subtotal Investments in Securities $ 324,781,483 $ 122,623,859 $ 195,778,689 $ 6,378,935
Other Investments  * Total
Affiliated Registered Investment Companies 48,279,135
Affiliated Short-Term Investments 49,032,708
Collateral Held for Securities Loaned 4,695,722
Subtotal Other Investments $ 102,007,565
Total Investments at Value $ 426,789,048

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,279,227 1,279,227 – –
Total Asset Derivatives $ 1,279,227 $ 1,279,227 $ – $ –
Liability Derivatives
Futures Contracts 2,118,260 2,118,260 – –
Credit Default Swaps 13,315 – 13,315 –
Total Liability Derivatives $ 2,131,575 $ 2,118,260 $ 13,315 $ –
The following table presents Balanced Income Plus Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$1,691,951 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 27 December 2022 $ 3,178,704 ( $ 153,016 )
CBOT 2-Yr. U.S. Treasury Note 61 December 2022 12,731,999 (203,171)
CBOT 5-Yr. U.S. Treasury Note 38 December 2022 4,225,837 (140,541)
CBOT U.S. Long Bond 52 December 2022 7,120,920 (547,795)
CME E-mini S&P 500 Index 22 December 2022 4,425,592 (463,942)
CME Ultra Long Term U.S. Treasury Bond 51 December 2022 7,534,224 (547,224)
Ultra 10-Yr. U.S. Treasury Note 9 December 2022 1,128,930 (62,571)
Total Futures Long Contracts $ 40,346,206 ( $ 2,118,260 )
CME E-mini Russell 2000 Index (75) December 2022 ( $ 6,945,293 ) $ 683,544
CME E-mini S&P Mid-Cap 400 Index (19) December 2022 (4,671,306) 475,726
ICE mini MSCI EAFE Index (13) December 2022 (1,199,347) 119,957
Total Futures Short Contracts ( $ 12,815,946 ) $ 1,279,227
Total Futures Contracts $ 27,530,260 ( $ 839,033 )

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's swaps contracts held as of September 30, 2022. Investments totaling $199,708 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 1,900,000 $ – ( $ 13,315 ) ( $ 13,315 )
Total Credit Default Swaps $ – ( $ 13,315 ) ( $ 13,315 )
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 30,274 $ 1,102 $ – $ 23,300 3,291 5.8%
Core International Equity 40,373 – 4,199 24,979 3,227 6.2
Total Affiliated Registered Investment
Companies 70,647 48,279 12.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 94,175 99,588 144,730 49,033 4,903 12.2
Total Affiliated Short-Term Investments 94,175 49,033 12.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,983 51,320 50,607 4,696 4,696 1.2
Total Collateral Held for Securities Loaned 3,983 4,696 1.2
Total Value $ 168,805 $ 102,008
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– ($8,076) $ – $ 1,103
Core International Equity (570) (10,625) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 0 0 – 660
Total Income/Non Income Cash from Affiliated
Investments $ 1,763
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 42
Total Affiliated Income from Securities Loaned, Net $ 42
Total Value ($570) ($18,701) $ –

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 10 .0% )
a
Value
Basic Materials (1.4%)
Flexsys Holdings, Inc., Term Loan
$ 940,275
8.365%,  (LIBOR 1M +
5.250%), 11/1/2028
b
$ 841,546
Gemini HDPE, LLC, Term Loan
669,731
5.810%,  (LIBOR 3M +
3.000%), 12/31/2027
b
639,593
Grinding Media, Inc., Term Loan
945,450
7.509%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
841,451
Groupe Solmax, Inc., Term Loan
825,639
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
728,626
Herens US Holdco Corporation,
Term Loan
864,112
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
766,899
Hyperion Materials &
Technologies, Inc., Term Loan
570,687
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
530,739
INEOS US Petrochem, LLC, Term
Loan
750,500
5.865%,  (LIBOR 1M +
2.750%), 1/29/2026
b
698,280
Innophos Holdings, Inc., Term
Loan
487,500
6.365%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
471,047
Lummus Technology Holdings V,
LLC, Term Loan
454,572
6.615%,  (LIBOR 1M +
3.500%), 6/30/2027
b
410,819
Momentive Performance Materials
USA, LLC, Term Loan
449,887
6.370%,  (LIBOR 1M +
3.250%), 5/15/2024
b
435,829
Natgasoline, LLC, Term Loan
577,500
6.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
551,512
Nouryon USA, LLC, Term Loan
916,127
5.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
857,724
Sparta US HoldCo, LLC, Term
Loan
138,950
5.803%,  (LIBOR 1M +
3.250%), 8/2/2028
b
131,569
Spectrum Group Buyer, Inc., Term
Loan
1,176,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
1,127,855
Venator Finance SARL, Term Loan
559,690
6.115%,  (LIBOR 1M +
3.000%), 8/8/2024
b
484,831
Total 9,518,320
Capital Goods (1.8%)
ACProducts Holdings, Inc., Term
Loan
883,813
7.325%,  (LIBOR 3M +
4.250%), 5/17/2028
b
648,745
Advanced Drainage Systems, Inc.,
Term Loan
83,285
4.862%,  (LIBOR 1M +
2.250%), 9/24/2026
b
83,285
Principal
Amount Bank Loans (10.0%)
a
Value
Capital Goods (1.8%) - continued
AZZ, Inc., Term Loan
$ 256,640
7.133%,  (TSFR1M +
4.250%), 5/13/2029
b
$ 249,369
Bingo Industries, Ltd., Term Loan
341,550
7.174%,  (LIBOR 3M +
3.500%), 8/9/2028
b
306,968
BW Holding, Inc., Term Loan
1,073,138
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c
987,287
CP Atlas Buyer, Inc., Term Loan
576,378
6.615%,  (LIBOR 1M +
3.750%), 11/23/2027
b
499,720
EnergySolutions, LLC, Term Loan
385,057
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
355,577
Foley Products Company, LLC,
Term Loan
776,031
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
733,349
GFL Environmental, Inc., Term
Loan
756,525
5.806%,  (LIBOR 3M +
3.000%), 5/31/2025
b
747,356
LABL, Inc., Term Loan
230,756
8.115%,  (LIBOR 1M +
5.000%), 10/29/2028
b
207,501
LRS Holdings, LLC, Term Loan
459,528
7.365%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
434,253
LTR Intermediate Holdings, Inc.,
Term Loan
484,322
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
439,924
Mauser Packaging Solutions
Holding Company, Term Loan
925,339
5.814%,  (LIBOR 1M +
3.250%), 4/3/2024
b
859,992
Pactiv Evergreen Group Holdings,
Inc., Term Loan
491,250
6.365%,  (LIBOR 1M +
3.250%), 2/5/2026
b
469,055
Quikrete Holdings Inc., Term Loan
562,175
6.115%,  (LIBOR 1M +
3.000%), 3/18/2029
b
539,924
Secure Acquisition, Inc., Delayed
Draw
73,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
68,255
Secure Acquisition, Inc., Term
Loan
488,545
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
456,790
Smyrna Ready Mix Concrete, LLC,
Term Loan
779,048
7.384%,  (TSFR1M +
4.250%), 4/1/2029
b,c
742,043
Tiger Acquisition, LLC, Term Loan
306,900
6.365%,  (LIBOR 1M +
3.250%), 6/1/2028
b
283,115
TransDigm, Inc., Term Loan
1,716,462
5.924%,  (LIBOR 3M +
2.250%), 12/9/2025
b
1,641,865

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.0%)
a
Value
Capital Goods (1.8%) - continued
TricorBraun Holdings, Inc., Term
Loan
$ 879,142
6.365%,  (LIBOR 1M +
3.250%), 3/3/2028
b
$ 823,976
Trident TPI Holdings, Inc., Delayed
Draw
72,087
6.300%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
68,158
Trident TPI Holdings, Inc., Term
Loan
497,475
7.674%,  (LIBOR 3M +
4.000%), 9/17/2028
b
470,363
Waterlogic USA Holdings, Inc.,
Term Loan
509,850
7.865%,  (LIBOR 1M +
4.750%), 8/12/2028
b
499,653
Total 12,616,523
Communications Services (2.1%)
Allen Media, LLC, Term Loan
275,102
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
236,931
Audacy Capital Corporation, Term
Loan
616,775
5.613%,  (LIBOR 1M +
2.500%), 11/17/2024
b
509,944
Cablevision Lightpath, LLC, Term
Loan
702,488
6.068%,  (LIBOR 1M +
3.250%), 12/1/2027
b
671,318
Cengage Learning, Inc., Term
Loan
930,600
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
840,304
Clear Channel Outdoor Holdings,
Inc., Term Loan
748,835
6.306%,  (LIBOR 3M +
3.500%), 8/21/2026
b
666,696
CMG Media Corporation, Term
Loan
913,725
6.615%,  (LIBOR 1M +
3.500%), 12/17/2026
b
853,574
Crown Subsea Communications
Holding, Inc., Term Loan
733,254
7.314%,  (LIBOR 1M +
4.750%), 4/27/2027
b
705,756
DIRECTV Financing, LLC, Term
Loan
973,700
8.115%,  (LIBOR 1M +
5.000%), 8/2/2027
b
904,694
E.W. Scripps Company, Term Loan
282,225
5.865%,  (LIBOR 1M +
2.750%), 1/7/2028
b
272,449
Gogo Intermediate Holdings, LLC,
Term Loan
794,938
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
769,698
Gridiron Fiber Corporation, Term
Loan
503,470
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
455,328
iHeartCommunications, Inc., Term
Loan
511,359
6.115%,  (LIBOR 1M +
3.000%), 5/1/2026
b
479,215
Principal
Amount Bank Loans (10.0%)
a
Value
Communications Services (2.1%) - continued
Metronet Systems Holdings, LLC,
Term Loan
$ 838,845
6.615%,  (LIBOR 1M +
3.750%), 6/2/2028
b
$ 786,418
NEP Group, Inc., Term Loan
967,373
6.365%,  (LIBOR 1M +
3.250%), 10/20/2025
b
889,984
253,000
10.115%,  (LIBOR 1M +
7.000%), 10/19/2026
b
227,953
Nexstar Media, Inc., Term Loan
721,165
5.615%,  (LIBOR 1M +
2.500%), 9/18/2026
b
710,088
ORBCOMM, Inc., Term Loan
499,950
7.343%,  (LIBOR 1M +
4.250%), 9/1/2028
b
456,619
RLG Holdings, LLC, Term Loan
509,944
7.115%,  (LIBOR 1M +
4.000%), 7/8/2028
b
478,496
Univision Communications, Inc.,
Term Loan
467,650
6.365%,  (LIBOR 1M +
3.250%), 1/31/2029
b
446,166
Voyage Australia, Pty. Ltd., Term
Loan
475,200
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
456,491
Voyage Digital NZ/US, Term Loan
780,000
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
757,575
Xplornet Communications, Inc.,
Term Loan
499,950
7.115%,  (LIBOR 1M +
4.000%), 10/1/2028
b
438,581
445,000
10.115%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
386,038
Zayo Group Holdings, Inc., Term
Loan
1,416,355
6.115%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,179,300
Total 14,579,616
Consumer Cyclical (1.3%)
Adient US, LLC, Term Loan
246,875
6.365%,  (LIBOR 1M +
3.250%), 4/8/2028
b
232,527
American Trailer World
Corporation, Term Loan
813,943
6.884%,  (LIBOR 1M +
3.750%), 3/3/2028
b
736,277
Caesars Resort Collection, LLC,
Term Loan
240,036
6.615%,  (LIBOR 1M +
3.500%), 7/20/2025
b
236,160
Carnival Corporation, Term Loan
462,897
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
418,922
CNT Holdings I Corporation, Term
Loan
467,875
6.248%,  (LIBOR 1M +
3.500%), 11/8/2027
b
444,898
135,000
9.498%,  (LIBOR 1M +
6.750%), 11/6/2028
b
127,237

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.0%)
a
Value
Consumer Cyclical (1.3%) - continued
Golden Entertainment, Inc., Term
Loan
$ 1,107,610
6.090%,  (LIBOR 1M +
3.000%), 10/20/2024
b
$ 1,094,319
Great Canadian Gaming
Corporation, Term Loan
320,000
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
304,800
HRNI Holdings, LLC, Term Loan
428,275
7.365%,  (LIBOR 1M +
4.250%), 12/10/2028
b
405,791
PetSmart, LLC, Term Loan
1,113,750
6.870%,  (LIBOR 1M +
3.750%), 2/12/2028
b
1,051,569
Prime Security Services Borrower,
LLC, Term Loan
2,083,275
5.303%,  (LIBOR 3M +
2.750%), 9/23/2026
b
2,014,589
Staples, Inc., Term Loan
261,518
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
244,357
433,848
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
379,434
Tenneco, Inc., Term Loan
697,457
6.115%,  (LIBOR 1M +
3.000%), 10/1/2025
b
685,691
Wyndham Hotels & Resorts, Inc.,
Term Loan
382,525
4.865%,  (LIBOR 1M +
1.750%), 5/30/2025
b
371,868
Total 8,748,439
Consumer Non-Cyclical (1.1%)
AI Aqua Merger Sub, Inc., Term
Loan
577,927
6.346%,  (TSFR1M +
3.750%), 7/30/2028
b
535,669
Alltech, Inc., Term Loan
445,632
7.115%,  (LIBOR 1M +
4.000%), 10/15/2028
b
426,323
Blue Ribbon, LLC, Term Loan
612,750
8.564%,  (LIBOR 1M +
6.000%), 5/7/2028
b
521,603
Chobani, LLC, Term Loan
362,600
6.615%,  (LIBOR 1M +
3.500%), 10/23/2027
b
329,288
City Brewing Company, LLC, Term
Loan
1,134,116
6.185%,  (LIBOR 1M +
3.500%), 4/5/2028
b
880,834
Del Monte Foods, Inc., Term Loan
293,000
7.368%,  (SOFRRATE +
4.250%), 5/16/2029
b
280,058
Gainwell Acquisition Corporation,
Term Loan
925,865
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
880,266
Global Medical Response, Inc.,
Term Loan
233,386
7.365%,  (LIBOR 1M +
4.250%), 3/14/2025
b
201,545
2,232,280
6.814%,  (LIBOR 1M +
4.250%), 10/2/2025
b
1,929,806
Principal
Amount Bank Loans (10.0%)
a
Value
Consumer Non-Cyclical (1.1%) - continued
Mamba Purchaser, Inc., Term Loan
$ 90,000
9.552%,  (LIBOR 1M +
6.500%), 10/14/2029
b
$ 85,050
Packaging Coordinators Midco,
Inc., Term Loan
458,347
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
434,664
Pegasus Bidco BV, Term Loan
409,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b
389,912
Precision Medicine Group, LLC,
Delayed Draw
34,246
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
31,592
Precision Medicine Group, LLC,
Term Loan
748,189
3.234%,  (LIBOR 2M +
3.000%), 11/20/2027
b,c
690,205
Sharp Services, LLC, Term Loan
187,060
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
175,836
Total 7,792,651
Energy (0.4%)
CQP Holdco, LP, Term Loan
1,115,875
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,074,956
Freeport LNG Investments, LLP,
Term Loan
860,399
6.210%,  (LIBOR 3M +
3.500%), 12/21/2028
b
794,639
GIP II Blue Holding, LP, Term Loan
712,727
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b
700,610
GIP III Stetson I, LP, Term Loan
672,713
7.365%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
640,343
Total 3,210,548
Financials (0.5%)
Asurion, LLC, Term Loan
304,575
6.365%,  (LIBOR 1M +
3.250%), 12/23/2026
b
257,558
985,000
6.365%,  (LIBOR 1M +
3.250%), 7/31/2027
b
828,877
630,000
8.365%,  (LIBOR 1M +
5.250%), 2/3/2028
b
472,500
480,000
8.365%,  (LIBOR 1M +
5.250%), 1/15/2029
b
364,800
Novae, LLC, Term Loan
1,164,150
7.677%,  (SOFRRATE +
5.000%), 12/22/2028
b
1,076,839
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
293,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
271,025
Total 3,271,599
Technology (0.5%)
CommScope, Inc., Term Loan
1,231,900
6.365%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,134,888

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.0%)
a
Value
Technology (0.5%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 1,339,600
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
$ 949,723
Redstone Holdco 2 LP, Term Loan
456,700
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
336,588
263,036
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
207,964
SS&C Technologies, Inc., Term
Loan
95,609
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
92,348
74,650
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
72,103
Venga Finance SARL, Term Loan
463,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b,c
425,960
Total 3,219,574
Transportation (0.7%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,590,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,537,530
Air Canada, Term Loan
328,177
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
311,476
Genesee & Wyoming, Inc., Term
Loan
970,125
5.674%,  (LIBOR 3M +
2.000%), 12/30/2026
b
941,681
Hertz Corporation, Term Loan
246,875
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
233,144
47,115
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
44,495
Rinchem Company, LLC, Term
Loan
194,513
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
185,516
SkyMiles IP, Ltd., Term Loan
950,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
950,741
United Airlines, Inc., Term Loan
472,800
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
450,408
Total 4,654,991
Utilities (0.2%)
Calpine Corporation, Term Loan
908,813
5.620%,  (LIBOR 1M +
2.500%), 12/16/2027
b
876,441
Constellation Renewables, LLC,
Term Loan
268,958
5.570%,  (LIBOR 3M +
2.500%), 12/15/2027
b
262,839
Osmose Utilities Services, Inc.,
Term Loan
198,000
6.365%,  (LIBOR 1M +
3.250%), 6/22/2028
b
181,170
Principal
Amount Bank Loans (10.0%)
a
Value
Utilities (0.2%) - continued
PG&E Corporation, Term Loan
$ 463,961
6.125%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 442,851
Total 1,763,301
Total Bank Loans
(cost $75,047,210) 69,375,562
Principal
Amount Long-Term Fixed Income ( 60 .5% ) Value
Asset-Backed Securities (5.1%)
510 Asset Backed Trust
600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
548,045
1,049,283
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
972,174
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
497,032
522 Funding CLO, Ltd.
1,000,000
5.110%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
937,157
Affirm Asset Securitization Trust
700,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
c,f
675,856
Amur Equipment Finance
Receivables XI, LLC
700,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
695,768
Anchorage Capital CLO 21, Ltd.
875,000
5.110%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
793,867
Ares XL CLO, Ltd.
825,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
734,210
Babson CLO, Ltd.
1,780,000
5.610%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,608,696
Bankers Healthcare Group
Securitization Trust
700,000
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
698,250
Barings CLO, Ltd.
400,000
5.860%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
360,176
Benefit Street Partners CLO II, Ltd.
750,000
4.412%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
706,490
Benefit Street Partners CLO, Ltd.
400,000
4.662%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
363,719
Business Jet Securities, LLC
278,541
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
254,045
953,413
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
879,693

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Asset-Backed Securities (5.1%) - continued
CarVal CLO VIII-C, Ltd.
$ 750,000
6.722%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,e,f
$ 750,000
CarVal CLO, Ltd.
1,250,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,154,583
Dewolf Park CLO, Ltd.
700,000
5.362%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
624,100
Dryden 36 Senior Loan Fund
750,000
4.562%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
707,708
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
800,484
Galaxy XIX CLO, Ltd.
350,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
317,742
Harley Marine Financing, LLC
1,167,038
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,137,523
Longfellow Place CLO, Ltd.
1,550,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,489,406
Madison Park Funding XXI, Ltd.
850,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
783,867
Mountain View CLO, Ltd.
230,000
5.090%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
216,599
Neuberger Berman CLO, Ltd.
1,225,000
5.512%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,097,208
OCP CLO, Ltd.
925,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
841,707
OZLM VIII, Ltd.
1,000,000
4.390%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
947,575
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,017,965
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,153,625
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
875,281
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
871,708
Principal
Amount Long-Term Fixed Income (60.5%) Value
Asset-Backed Securities (5.1%) - continued
Progress Residential Trust
$ 1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
$ 1,353,581
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
457,932
Saxon Asset Securities Trust
399,056
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
b
332,150
Sculptor CLO, Ltd.
625,000
5.110%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
565,257
TCI-Flatiron CLO, Ltd.
1,700,000
4.581%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
1,571,676
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
235,514
Vericrest Opportunity Loan
Transferee
950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
815,700
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
996,983
790,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
644,437
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
193,385
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,064,002
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
248,644
Whitebox CLO III, Ltd.
725,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
652,085
Wind River CLO, Ltd.
725,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
672,904
Total 35,316,509
Basic Materials (1.0%)
Alcoa Nederland Holding BV
420,000 5.500%,  12/15/2027
f
391,713
Anglo American Capital plc
70,000 3.875%,  3/16/2029
f
60,152
Avient Corporation
98,000 7.125%,  8/1/2030
f
90,447
Cascades USA, Inc.
210,000 5.125%,  1/15/2026
f
190,122
Chemours Company
290,000 5.750%,  11/15/2028
f
237,197
Cleveland-Cliffs, Inc.
250,000 5.875%,  6/1/2027 224,974
160,000 4.625%,  3/1/2029
f,h
134,400
Consolidated Energy Finance SA
483,000 5.625%,  10/15/2028
f
387,462
Ecolab, Inc.
119,000 2.125%,  2/1/2032 93,955

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Basic Materials (1.0%) - continued
EverArc Escrow Sarl
$ 237,000 5.000%,  10/30/2029
f
$ 191,317
First Quantum Minerals, Ltd.
513,000 6.875%,  10/15/2027
f
461,700
Freeport-McMoRan, Inc.
283,000 4.625%,  8/1/2030 247,973
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
f
136,928
Hecla Mining Company
120,000 7.250%,  2/15/2028 111,324
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
f
232,786
Ingevity Corporation
430,000 3.875%,  11/1/2028
f
355,518
LYB International Finance III, LLC
135,000 1.250%,  10/1/2025 118,621
Mercer International, Inc.
270,000 5.125%,  2/1/2029 215,158
Methanex Corporation
274,000 4.250%,  12/1/2024 262,725
Mosaic Company
171,000 4.050%,  11/15/2027 159,126
Novelis Corporation
110,000 3.250%,  11/15/2026
f
91,820
160,000 4.750%,  1/30/2030
f
131,200
110,000 3.875%,  8/15/2031
f
82,051
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 178,251
OCI NV
195,000 4.625%,  10/15/2025
f
181,152
Olin Corporation
500,000 5.125%,  9/15/2027 451,810
SCIL USA Holdings, LLC
297,000 5.375%,  11/1/2026
f
229,432
Sherwin-Williams Company
93,000 4.250%,  8/8/2025 90,774
SPCM SA
286,000 3.375%,  3/15/2030
f
223,266
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
f
238,242
Taseko Mines, Ltd.
211,000 7.000%,  2/15/2026
f
167,745
Unifrax Escrow Issuer Corporation
261,000 5.250%,  9/30/2028
f
200,445
United States Steel Corporation
474,000 6.875%,  3/1/2029
h
430,795
Westlake Corporation
98,000 3.600%,  8/15/2026 91,133
Total 7,091,714
Capital Goods (2.1%)
Advanced Drainage Systems, Inc.
300,000 6.375%,  6/15/2030
f
290,655
AECOM
450,000 5.125%,  3/15/2027 419,987
Amsted Industries, Inc.
315,000 5.625%,  7/1/2027
f
289,800
ARD Finance SA
93,000 6.500%,  6/30/2027
f
63,677
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
295,000 5.250%,  8/15/2027
f
184,590
116,000 5.250%,  8/15/2027
f
72,585
Principal
Amount Long-Term Fixed Income (60.5%) Value
Capital Goods (2.1%) - continued
Boeing Company
$ 255,000 4.875%,  5/1/2025 $ 248,806
166,000 2.196%,  2/4/2026 147,315
147,000 3.250%,  3/1/2028 127,261
196,000 5.150%,  5/1/2030 181,309
Bombardier, Inc.
176,000 7.125%,  6/15/2026
f
161,422
347,000 7.875%,  4/15/2027
f,h
319,240
245,000 6.000%,  2/15/2028
f
204,985
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
f
157,250
Canpack SA/Canpack US LLC
390,000 3.125%,  11/1/2025
f
339,173
Carrier Global Corporation
147,000 2.722%,  2/15/2030 121,339
Chart Industries, Inc., Convertible
202,000 1.000%,  11/15/2024
f
634,846
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
f
35,488
79,000 8.750%,  4/15/2030
f
65,335
CNH Industrial Capital, LLC
67,000 1.950%,  7/2/2023 65,578
Cornerstone Building Brands, Inc.
202,000 6.125%,  1/15/2029
f
112,716
Covert Mergeco, Inc.
180,000 4.875%,  12/1/2029
f
145,487
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
f,h
186,230
Crown Cork & Seal Company, Inc.
237,000 7.375%,  12/15/2026 237,000
General Electric Capital
Corporation
140,000 6.750%,  3/15/2032 151,266
General Electric Company
495,000
6.623%,  (LIBOR 3M +
3.330%), 12/15/2022
b,i
462,916
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
f
194,201
383,000 3.500%,  9/1/2028
f
322,988
Greenbrier Companies, Inc.,
Convertible
219,000 2.875%,  4/15/2028 171,805
H&E Equipment Services, Inc.
486,000 3.875%,  12/15/2028
f
381,510
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
f
234,000
Howmet Aerospace, Inc.
146,000 6.875%,  5/1/2025 147,064
628,000 3.000%,  1/15/2029 513,051
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 129,707
Itron, Inc., Convertible
375,000 Zero Coupon,  3/15/2026 292,875
JELD-WEN, Inc.
118,000 4.625%,  12/15/2025
f
95,580
John Deere Capital Corporation
184,000 2.800%,  7/18/2029 160,954
91,000 3.900%,  6/7/2032 83,484
Kaman Corporation, Convertible
116,000 3.250%,  5/1/2024 108,866
KBR, Inc., Convertible
340,000 2.500%,  11/1/2023 590,920

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Capital Goods (2.1%) - continued
Mauser Packaging Solutions
Holding Company
$ 240,000 5.500%,  4/15/2024
f
$ 228,000
290,000 7.250%,  4/15/2025
f
255,104
MIWD Holdco II, LLC
158,000 5.500%,  2/1/2030
f
117,018
Nesco Holdings II, Inc.
295,000 5.500%,  4/15/2029
f
245,879
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
f
305,814
OI European Group BV
335,000 4.750%,  2/15/2030
f
266,325
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 112,851
Owens-Brockway Glass Container,
Inc.
114,000 5.875%,  8/15/2023
f
112,575
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
f
186,061
Parker-Hannifin Corporation
87,000 2.700%,  6/14/2024 83,754
Patrick Industries, Inc., Convertible
149,000 1.000%,  2/1/2023 145,734
150,000 1.750%,  12/1/2028
f
108,562
PGT Innovations, Inc.
298,000 4.375%,  10/1/2029
f
244,450
Raytheon Technologies
Corporation
202,000 4.125%,  11/16/2028 188,730
Republic Services, Inc.
79,000 3.950%,  5/15/2028 73,925
SRM Escrow Issuer, LLC
435,000 6.000%,  11/1/2028
f
353,542
Sunpower Corporation,
Convertible
275,000 4.000%,  1/15/2023 298,925
Textron, Inc.
147,000 3.650%,  3/15/2027 135,039
Titan Acquisition, Ltd.
125,000 7.750%,  4/15/2026
f
98,804
TransDigm, Inc.
220,000 6.250%,  3/15/2026
f
213,400
820,000 5.500%,  11/15/2027 713,154
United Rentals North America, Inc.
340,000 4.875%,  1/15/2028 311,726
240,000 4.000%,  7/15/2030 198,262
Victors Merger Corporation
138,000 6.375%,  5/15/2029
f
82,609
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 38,512
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
f
122,994
WESCO Distribution, Inc.
400,000 7.250%,  6/15/2028
f
391,781
Total 14,486,791
Collateralized Mortgage Obligations (4.7%)
Alternative Loan Trust
391,298
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 231,827
Principal
Amount Long-Term Fixed Income (60.5%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Banc of America Alternative Loan
Trust
$ 852,280
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 726,567
Banc of America Mortgage
Securities Trust
338,936
2.979%,  9/25/2035, Ser.
2005-H, Class 3A1
b
312,269
Bear Stearns Adjustable Rate
Mortgage Trust
28,424
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
27,269
CHL Mortgage Pass-Through Trust
172,943
2.900%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
170,559
773,413
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 447,515
CHNGE Mortgage Trust
1,171,476
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,083,860
1,163,172
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
1,111,578
648,967
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
b,f
623,408
775,000
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,f
757,184
Citigroup Mortgage Loan Trust,
Inc.
56,622
2.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
53,690
807,535
3.001%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
702,804
Colony American Finance, Ltd.
950,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
857,453
Countrywide Alternative Loan Trust
401,528
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 339,015
187,330
2.539%,  10/25/2035, Ser.
2005-43, Class 4A1
b
158,549
167,353
2.852%,  10/25/2035, Ser.
2005-43, Class 1A1
b
150,790
216,916
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 173,103
Countrywide Home Loan
Mortgage Pass Through Trust
281,806
2.488%,  11/25/2035, Ser.
2005-22, Class 2A1
b
244,164
Credit Suisse Mortgage Trust
650,000
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
634,423
421,135
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
358,596
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
607,515
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 541,315
Federal Home Loan Mortgage
Corporation
1,479,922
3.500%,  8/15/2035, Ser.
345, Class C8
j
172,586

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 1,587,104
4.000%,  1/25/2051, Ser.
5249, Class LA $ 1,534,725
4,438,404
1.500%,  12/25/2050, Ser.
5107, Class IO
j
387,044
24,009
2.500%,  12/15/2022, Ser.
4155, Class AI
j
19
233,883
2.500%,  5/15/2027, Ser.
4106, Class HI
j
7,140
971,640
3.000%,  5/15/2027, Ser.
4046, Class GI
j
40,943
811,507
3.000%,  7/15/2027, Ser.
4084, Class NI
j
38,444
1,287,632
3.000%,  7/15/2027, Ser.
4074, Class IO
j
64,124
386,387
2.500%,  2/15/2028, Ser.
4162, Class AI
j
17,923
874,341
2.500%,  2/15/2028, Ser.
4161, Class UI
j
39,732
1,295,419
2.500%,  3/15/2028, Ser.
4177, Class EI
j
61,276
1,243,557
3.500%,  10/15/2032, Ser.
4119, Class KI
j
139,236
813,698
3.000%,  2/15/2033, Ser.
4170, Class IG
j
80,379
1,573,761
3.000%,  4/15/2033, Ser.
4203, Class DI
j
97,084
Federal National Mortgage
Association - REMIC
1,114,134
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,091,448
2,417,569
4.000%,  7/25/2052, Ser.
2022-37, Class PE 2,327,829
1,561,002
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
67,020
1,079,591
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
42,109
1,906,124
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
69,966
1,063,661
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
52,108
2,907,348
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
152,771
1,449,585
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
61,567
777,965
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
34,408
1,957,462
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
83,119
593,050
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
23,023
1,077,902
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
53,984
382,035
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
19,994
1,363,328
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
51,958
1,174,782
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
110,689
1,150,000
4.500%,  1/25/2046, Ser.
2022-68, Class BA
c
1,128,482
Principal
Amount Long-Term Fixed Income (60.5%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
First Horizon Alternative Mortgage
Securities Trust
$ 145,562
2.745%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
$ 130,289
146,977
3.329%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
134,520
Flagstar Mortgage Trust
432,240
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
372,942
GCAT Trust
522,817
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
499,729
Genworth Mortgage Insurance
Corporation
692,931
4.181%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
687,555
GMAC Mortgage Corporation
Loan Trust
304,698
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
275,565
Government National Mortgage
Association
282,309
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
11,176
Home RE, Ltd.
850,000
5.781%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
823,576
IndyMac IMJA Mortgage Loan
Trust
560,685
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 269,895
J.P. Morgan Mortgage Trust
545,232
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
424,987
71,893
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 70,297
333,825
2.949%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
267,035
Legacy Mortgage Asset Trust
773,088
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
753,880
Merrill Lynch Alternative Note
Asset Trust
509,187
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 217,420
MortgageIT Trust
1,406,314
3.544%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,295,354
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
295,342
Radnor RE 2022-1, Ltd.
775,000
5.933%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
771,882
Radnor Re, Ltd.
1,700,000
5.784%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
1,686,951

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 373,803
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 310,945
237,613
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 190,579
231,759
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 193,017
Residential Asset Securitization
Trust
287,275
2.296%,  1/25/2034, Ser.
2004-IP1, Class A1
b
271,481
870,296
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 800,757
Residential Funding Mortgage
Security I Trust
504,836
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 394,269
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
842,272
Sequoia Mortgage Trust
432,902
3.034%,  9/20/2046, Ser.
2007-1, Class 4A1
b
307,154
Starwood Mortgage Residential
Trust
331,304
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
330,043
Structured Adjustable Rate
Mortgage Loan Trust
167,399
3.681%,  7/25/2035, Ser.
2005-15, Class 4A1
b
145,595
Toorak Mortgage Corporation, Ltd.
789,850
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
785,013
Verus Securitization Trust
964,943
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
810,310
WaMu Mortgage Pass-Through
Certificates
157,369
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
151,004
Washington Mutual Mortgage
Pass-Through Certificates
274,080
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 223,987
Total 32,501,889
Commercial Mortgage-Backed Securities (0.8%)
BANK 2021-BNK36
650,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 522,228
BANK 2021-BNK37
900,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
731,217
BANK 2022-BNK39
1,275,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,061,216
BBCMS Mortgage Trust
1,267,408
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
56,326
350,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
291,963
Principal
Amount Long-Term Fixed Income (60.5%) Value
Commercial Mortgage-Backed Securities (0.8%)
- continued
$ 900,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
$ 796,849
4,000,000
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
329,972
625,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 511,073
BFLD Trust
950,000
4.518%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
902,360
Silver Hill Trust
396,349
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
373,120
Total 5,576,324
Communications Services (2.7%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
261,000 10.500%,  2/15/2028
f
129,195
Altice Financing SA
130,000 5.750%,  8/15/2029
f
99,479
Altice France SA
135,000 8.125%,  2/1/2027
f
120,656
156,000 5.125%,  7/15/2029
f
116,549
359,000 5.500%,  10/15/2029
f
270,106
AMC Networks, Inc.
206,000 4.750%,  8/1/2025 184,068
American Tower Corporation
96,000 3.375%,  5/15/2024 93,468
161,000 4.400%,  2/15/2026 156,524
96,000 1.450%,  9/15/2026 81,839
126,000 3.800%,  8/15/2029 110,530
AT&T, Inc.
288,000 4.300%,  2/15/2030 263,138
Cable One, Inc., Convertible
488,000 1.125%,  3/15/2028 351,360
CCO Holdings, LLC
285,000 5.500%,  5/1/2026
f
270,037
460,000 5.125%,  5/1/2027
f
415,150
460,000 4.750%,  3/1/2030
f
373,175
329,000 4.750%,  2/1/2032
f
256,219
250,000 4.250%,  1/15/2034
f
178,945
Cengage Learning, Inc.
315,000 9.500%,  6/15/2024
f,h
295,312
Charter Communications
Operating, LLC
145,000 4.500%,  2/1/2024 143,318
104,000 4.908%,  7/23/2025 101,417
147,000 5.050%,  3/30/2029 135,302
Clear Channel Worldwide
Holdings, Inc.
239,000 5.125%,  8/15/2027
f
201,892
237,000 7.750%,  4/15/2028
f
178,935
Comcast Corporation
97,000 2.350%,  1/15/2027 86,987
210,000 3.400%,  4/1/2030 184,699
Consolidated Communications,
Inc.
242,000 5.000%,  10/1/2028
f
168,292
Crown Castle International
Corporation
133,000 2.900%,  3/15/2027 118,055

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Communications Services (2.7%) - continued
CSC Holdings, LLC
$ 540,000 5.375%,  2/1/2028
f
$ 471,150
212,000 6.500%,  2/1/2029
f
187,090
224,000 4.125%,  12/1/2030
f
167,373
Cumulus Media New Holdings,
Inc.
116,000 6.750%,  7/1/2026
f
97,852
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 129,464
DIRECTV Holdings, LLC
350,000 5.875%,  8/15/2027
f
301,738
DISH DBS Corporation
136,000 5.250%,  12/1/2026
f
111,418
101,000 7.375%,  7/1/2028 68,008
184,000 5.750%,  12/1/2028
f
139,056
152,000 5.125%,  6/1/2029 89,300
Entercom Media Corporation
368,000 6.500%,  5/1/2027
f
90,160
Frontier Communications
Corporation
116,000 6.750%,  5/1/2029
f
95,700
Frontier Communications
Holdings, LLC
322,000 5.875%,  10/15/2027
f
288,586
73,000 8.750%,  5/15/2030
f
73,047
GCI, LLC
290,000 4.750%,  10/15/2028
f
240,774
Gray Escrow II, Inc.
706,000 5.375%,  11/15/2031
f
553,804
Gray Television, Inc.
270,000 4.750%,  10/15/2030
f
202,349
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 136,123
iHeartCommunications, Inc.
290,000 4.750%,  1/15/2028
f
241,715
Iliad Holding SASU
356,000 6.500%,  10/15/2026
f
311,286
LCPR Senior Secured Financing
DAC
225,000 6.750%,  10/15/2027
f
186,750
Level 3 Financing, Inc.
480,000 4.625%,  9/15/2027
f
397,238
285,000 4.250%,  7/1/2028
f
222,303
Lumen Technologies, Inc.
220,000 5.125%,  12/15/2026
f
189,290
Magallanes, Inc.
87,000 3.638%,  3/15/2025
f
82,391
136,000 4.054%,  3/15/2029
f
117,462
89,000 4.279%,  3/15/2032
f
73,219
Meta Platforms, Inc.
92,000 3.500%,  8/15/2027
f
86,030
Netflix, Inc.
111,000 5.875%,  2/15/2025 110,908
190,000 4.875%,  4/15/2028 177,824
192,000 5.875%,  11/15/2028 187,350
NTT Finance Corporation
117,000 1.162%,  4/3/2026
f
102,200
Omnicom Group, Inc.
147,000 4.200%,  6/1/2030 133,426
Paramount Global
125,000 6.375%,  3/30/2062
b
107,987
Principal
Amount Long-Term Fixed Income (60.5%) Value
Communications Services (2.7%) - continued
$ 79,000 4.750%,  5/15/2025 $ 77,668
Playtika Holding Corporation
248,000 4.250%,  3/15/2029
f
198,336
Radiate Holdco, LLC
155,000 6.500%,  9/15/2028
f
108,112
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
43,538
Scripps Escrow II, Inc.
111,000 3.875%,  1/15/2029
f
88,489
150,000 5.375%,  1/15/2031
f
113,628
Scripps Escrow, Inc.
185,000 5.875%,  7/15/2027
f
160,950
Sinclair Television Group, Inc.
474,000 5.500%,  3/1/2030
f
340,659
Sirius XM Radio, Inc.
375,000 5.000%,  8/1/2027
f
344,063
200,000 4.000%,  7/15/2028
f
170,116
Sprint Capital Corporation
464,000 6.875%,  11/15/2028 476,760
295,000 8.750%,  3/15/2032 341,831
Sprint Corporation
960,000 7.625%,  2/15/2025 984,074
Take-Two Interactive Software, Inc.
183,000 3.300%,  3/28/2024 178,365
TEGNA, Inc.
418,000 4.625%,  3/15/2028 385,920
Telesat Canada
150,000 4.875%,  6/1/2027
f
70,445
55,000 6.500%,  10/15/2027
f
20,350
T-Mobile USA, Inc.
113,000 3.500%,  4/15/2025 108,001
160,000 3.875%,  4/15/2030 141,923
40,000 2.875%,  2/15/2031 32,234
Twitter, Inc.
62,000 3.875%,  12/15/2027
f
58,139
Twitter, Inc., Convertible
710,000 Zero Coupon,  3/15/2026
h
649,951
United States Cellular Corporation
250,000 6.700%,  12/15/2033 225,071
Uniti Fiber Holdings, Inc.,
Convertible
133,000 4.000%,  6/15/2024
f
122,609
Uniti Group, LP
90,000 4.750%,  4/15/2028
f
71,097
Univision Communications, Inc.
398,000 6.625%,  6/1/2027
f
375,598
Verizon Communications, Inc.
161,000 2.100%,  3/22/2028 135,918
147,000 3.150%,  3/22/2030 125,036
98,000 2.550%,  3/21/2031 78,246
194,000 2.355%,  3/15/2032 148,764
Vodafone Group plc
220,000 7.000%,  4/4/2079
b
209,352
VTR Finance NV
190,000 6.375%,  7/15/2028
f
104,975
VZ Secured Financing BV
398,000 5.000%,  1/15/2032
f
297,344
Walt Disney Company
80,000 3.800%,  3/22/2030 72,738
YPSO Finance BIS SA
122,000 10.500%,  5/15/2027
f
95,557

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Communications Services (2.7%) - continued
Zayo Group Holdings, Inc.
$ 172,000 4.000%,  3/1/2027
f
$ 138,021
Total 18,548,896
Consumer Cyclical (3.5%)
1011778 B.C., ULC
440,000 4.375%,  1/15/2028
f
381,260
Allied Universal Holdco, LLC
150,000 6.625%,  7/15/2026
f
133,687
410,000 4.625%,  6/1/2028
f
315,831
135,000 6.000%,  6/1/2029
f
87,125
Allison Transmission, Inc.
410,000 3.750%,  1/30/2031
f
314,302
Amazon.com, Inc.
182,000 3.300%,  4/13/2027 171,829
195,000 1.650%,  5/12/2028 165,634
98,000 1.500%,  6/3/2030 77,311
American Axle & Manufacturing,
Inc.
480,000 6.500%,  4/1/2027
h
406,800
Arko Corporation
185,000 5.125%,  11/15/2029
f
144,300
Ashton Woods USA, LLC
180,000 4.625%,  8/1/2029
f
130,689
50,000 4.625%,  4/1/2030
f
35,807
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 73,383
Bloomin' Brands, Inc., Convertible
89,000 5.000%,  5/1/2025 151,078
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
f
218,619
Boyne USA, Inc.
210,000 4.750%,  5/15/2029
f
175,924
Brookfield Residential Properties,
Inc.
290,000 6.250%,  9/15/2027
f
243,435
Burlington Stores, Inc., Convertible
275,000 2.250%,  4/15/2025
h
261,250
Caesars Entertainment, Inc.
426,000 6.250%,  7/1/2025
f
410,558
145,000 8.125%,  7/1/2027
f
138,487
298,000 4.625%,  10/15/2029
f
227,697
Carnival Corporation
57,000 10.500%,  2/1/2026
f
56,396
246,000 7.625%,  3/1/2026
f
186,960
553,000 5.750%,  3/1/2027
f
387,404
Cedar Fair, LP
125,000 5.375%,  4/15/2027 116,112
276,000 5.250%,  7/15/2029 236,834
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
f
160,039
Cinemark USA, Inc.
320,000 5.875%,  3/15/2026
f
267,576
Clarios Global, LP
140,000 8.500%,  5/15/2027
f
133,629
Cushman & Wakefield US
Borrower, LLC
144,000 6.750%,  5/15/2028
f
133,567
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 51,416
Daimler Finance North America,
LLC
150,000 1.450%,  3/2/2026
f
131,800
Principal
Amount Long-Term Fixed Income (60.5%) Value
Consumer Cyclical (3.5%) - continued
Dana, Inc.
$ 305,000 5.625%,  6/15/2028 $ 251,671
Dick's Sporting Goods, Inc.,
Convertible
130,000 3.250%,  4/15/2025 424,255
Empire Communities Corporation
196,000 7.000%,  12/15/2025
f
162,639
Expedia Group, Inc.
147,000 4.625%,  8/1/2027 138,048
146,000 3.250%,  2/15/2030 118,407
Expedia Group, Inc., Convertible
206,000 Zero Coupon,  2/15/2026 178,176
Ford Motor Company
445,000 3.250%,  2/12/2032 320,547
251,000 6.100%,  8/19/2032 221,282
Ford Motor Company, Convertible
647,000 Zero Coupon,  3/15/2026 591,682
Ford Motor Credit Company, LLC
290,000 2.300%,  2/10/2025 257,026
720,000 4.134%,  8/4/2025 653,436
580,000 2.700%,  8/10/2026 481,046
168,000 2.900%,  2/10/2029 127,260
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
f
152,165
FTI Consulting, Inc., Convertible
375,000 2.000%,  8/15/2023 618,600
General Motors Company
111,000 6.125%,  10/1/2025 111,048
147,000 6.800%,  10/1/2027 148,560
General Motors Financial
Company, Inc.
233,000 3.950%,  4/13/2024 227,252
83,000 1.200%,  10/15/2024 76,187
43,000 2.900%,  2/26/2025 40,175
111,000 2.750%,  6/20/2025 102,247
196,000 5.700%,  9/30/2030
b,i
167,995
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029 151,025
135,000 5.250%,  7/15/2031 108,000
Guitar Center Escrow Issuer II, Inc.
89,000 8.500%,  1/15/2026
f
78,843
Hanesbrands, Inc.
257,000 4.875%,  5/15/2026
f
231,030
Hilton Domestic Operating
Company, Inc.
495,000 4.875%,  1/15/2030 430,650
114,000 3.625%,  2/15/2032
f
87,312
Hilton Grand Vacations Borrower
Escrow, LLC
365,000 5.000%,  6/1/2029
f
294,592
Home Depot, Inc.
137,000 3.250%,  4/15/2032 118,621
Hyundai Capital America
78,000 1.800%,  10/15/2025
f
69,370
147,000 3.000%,  2/10/2027
f
130,541
94,000 2.100%,  9/15/2028
f
73,823
International Game Technology plc
347,000 5.250%,  1/15/2029
f
307,362
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
f
135,187
KB Home
240,000 4.800%,  11/15/2029 193,220

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Consumer Cyclical (3.5%) - continued
Kohl's Corporation
$ 81,000 3.375%,  5/1/2031 $ 50,026
L Brands, Inc.
420,000 6.625%,  10/1/2030
f
365,400
100,000 6.875%,  11/1/2035 83,538
Lennar Corporation
58,000 5.875%,  11/15/2024 58,467
110,000 4.750%,  5/30/2025 108,313
Lowe's Companies, Inc.
144,000 4.000%,  4/15/2025 141,083
219,000 4.500%,  4/15/2030 204,735
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
f
216,675
93,000 6.125%,  3/15/2032
f
71,207
Magic MergerCo, Inc.
189,000 5.250%,  5/1/2028
f
132,674
Marriott International, Inc.
93,000 5.000%,  10/15/2027 89,813
146,000 4.625%,  6/15/2030 131,937
Marriott Vacations Worldwide
Corporation,  Convertible
153,000 Zero Coupon,  1/15/2026 140,596
Mattamy Group Corporation
218,000 5.250%,  12/15/2027
f
180,695
McDonald's Corporation
119,000 3.800%,  4/1/2028 111,779
MGM Resorts International
575,000 5.750%,  6/15/2025 549,510
NCL Corporation, Ltd.
294,000 3.625%,  12/15/2024
f
247,241
118,000 5.875%,  2/15/2027
f
98,235
Nissan Motor Company, Ltd.
116,000 3.043%,  9/15/2023
f
112,771
O'Reilly Automotive, Inc.
128,000 3.900%,  6/1/2029 116,630
PENN Entertainment, Inc.
270,000 4.125%,  7/1/2029
f
206,673
PetSmart, Inc./PetSmart Finance
Corporation
370,000 4.750%,  2/15/2028
f
316,642
260,000 7.750%,  2/15/2029
f
232,424
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
480,000 5.750%,  4/15/2026
f
451,651
213,000 6.250%,  1/15/2028
f
181,768
Realogy Group, LLC
350,000 5.750%,  1/15/2029
f
252,438
Rite Aid Corporation
105,000 7.500%,  7/1/2025
f
79,886
Royal Caribbean Cruises, Ltd.
442,000 9.125%,  6/15/2023
f
449,735
118,000 11.500%,  6/1/2025
f
125,375
283,000 4.250%,  7/1/2026
f
208,029
282,000 9.250%,  1/15/2029
e,f
277,870
Scientific Games International, Inc.
350,000 7.250%,  11/15/2029
f
325,749
33,000 6.625%,  3/1/2030
f
26,453
SeaWorld Parks and
Entertainment, Inc.
115,000 5.250%,  8/15/2029
f
95,496
Six Flags Theme Parks, Inc.
96,000 7.000%,  7/1/2025
f
95,960
Principal
Amount Long-Term Fixed Income (60.5%) Value
Consumer Cyclical (3.5%) - continued
Staples, Inc.
$ 224,000 7.500%,  4/15/2026
f
$ 188,073
203,000 10.750%,  4/15/2027
f
150,474
Station Casinos, LLC
216,000 4.625%,  12/1/2031
f
163,142
Tapestry, Inc.
92,000 3.050%,  3/15/2032 68,639
Target Corporation
98,000 2.350%,  2/15/2030 81,788
Tenneco, Inc.
335,000 5.000%,  7/15/2026
h
325,788
Toll Brothers Finance Corporation
146,000 4.350%,  2/15/2028 127,262
Toyota Motor Credit Corporation
92,000 4.400%,  9/20/2024 91,418
128,000 1.900%,  4/6/2028 108,905
Travel + Leisure Company
196,000 6.625%,  7/31/2026
f
183,601
TripAdvisor, Inc.
58,000 7.000%,  7/15/2025
f
56,388
Uber Technologies, Inc.
210,000 6.250%,  1/15/2028
f,h
195,300
Vail Resorts, Inc., Convertible
204,000 Zero Coupon,  1/1/2026 177,608
VICI Properties, LP/VICI Note
Company, Inc.
308,000 4.625%,  6/15/2025
f
289,837
326,000 5.750%,  2/1/2027
f
307,183
232,000 3.750%,  2/15/2027
f
203,200
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
f
197,896
56,000 3.350%,  5/13/2025
f
53,117
Wabash National Corporation
298,000 4.500%,  10/15/2028
f
231,011
Walmart, Inc.
186,000 3.950%,  9/9/2027 180,573
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
f
131,854
Yum! Brands, Inc.
390,000 4.750%,  1/15/2030
f
340,825
Total 24,497,375
Consumer Non-Cyclical (2.8%)
1375209 BC, Ltd.
150,000 9.000%,  1/30/2028
f
148,875
AbbVie, Inc.
457,000 3.600%,  5/14/2025 438,660
Albertson's Companies, Inc.
364,000 4.625%,  1/15/2027
f
325,351
397,000 3.500%,  3/15/2029
f
319,982
Altria Group, Inc.
119,000 4.400%,  2/14/2026 114,514
98,000 4.800%,  2/14/2029 90,461
Anheuser-Busch InBev Worldwide,
Inc.
183,000 4.000%,  4/13/2028 173,842
195,000 4.750%,  1/23/2029 189,961
Aramark Services, Inc.
75,000 6.375%,  5/1/2025
f
73,500
373,000 5.000%,  2/1/2028
f
332,235
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 163,886

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Consumer Non-Cyclical (2.8%) - continued
AstraZeneca plc
$ 194,000 0.700%,  4/8/2026 $ 167,646
Avantor Funding, Inc.
388,000 4.625%,  7/15/2028
f
345,299
B&G Foods, Inc.
116,000 5.250%,  9/15/2027 93,983
BAT Capital Corporation
89,000 3.222%,  8/15/2024 85,641
BAT International Finance plc
111,000 1.668%,  3/25/2026 95,950
Bausch Health Companies, Inc.
109,000 5.500%,  11/1/2025
f,h
86,589
238,000 4.875%,  6/1/2028
f
153,439
266,000 11.000%,  9/30/2028
f
214,130
52,000 14.000%,  10/15/2030
f
28,340
Baxter International, Inc.
92,000 2.539%,  2/1/2032 71,614
Becton, Dickinson and Company
147,000 2.823%,  5/20/2030 123,030
BioMarin Pharmaceutical, Inc.,
Convertible
499,000 1.250%,  5/15/2027
h
495,557
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 120,716
Bristol-Myers Squibb Company
135,000 2.950%,  3/15/2032 115,331
Bunge, Ltd. Finance Corporation
196,000 2.750%,  5/14/2031 154,179
Callaway Golf Company,
Convertible
252,000 2.750%,  5/1/2026 325,080
Cargill, Inc.
139,000 3.625%,  4/22/2027
f
132,059
94,000 2.125%,  11/10/2031
f
73,452
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 278,591
Chobani, LLC/Chobani Finance
Corporation, Inc.
285,000 4.625%,  11/15/2028
f
242,404
Community Health Systems, Inc.
59,000 8.000%,  12/15/2027
f
46,684
200,000 6.000%,  1/15/2029
f
146,997
220,000 6.875%,  4/15/2029
f
106,268
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 116,133
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 167,514
Coty, Inc.
221,000 5.000%,  4/15/2026
f
201,210
CVS Health Corporation
77,000 4.100%,  3/25/2025 75,336
77,000 4.300%,  3/25/2028 72,623
Diageo Capital plc
79,000 1.375%,  9/29/2025 71,629
97,000 2.000%,  4/29/2030 77,727
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
f
178,827
Embecta Corporation
91,000 6.750%,  2/15/2030
f
84,012
Encompass Health Corporation
445,000 4.500%,  2/1/2028 381,139
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
f
248,496
Principal
Amount Long-Term Fixed Income (60.5%) Value
Consumer Non-Cyclical (2.8%) - continued
Estee Lauder Companies, Inc.
$ 81,000 1.950%,  3/15/2031 $ 64,271
Gilead Sciences, Inc.
147,000 2.950%,  3/1/2027 134,008
HCA, Inc.
485,000 5.375%,  2/1/2025 479,265
184,000 5.875%,  2/1/2029 178,919
HFC Prestige Products, Inc.
348,000 4.750%,  1/15/2029
f
294,405
HLF Financing SARL, LLC
506,000 4.875%,  6/1/2029
f
361,104
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
f
100,432
Ionis Pharmaceuticals, Inc.,
Convertible
282,000 0.125%,  12/15/2024 255,024
Jazz Investments I, Ltd.,
Convertible
515,000 2.000%,  6/15/2026 551,050
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
143,000 2.500%,  1/15/2027
f
122,175
114,000 3.625%,  1/15/2032
f
89,062
Johnson & Johnson
120,000 4.375%,  12/5/2033 115,596
Kraft Heinz Foods Company
230,000 3.875%,  5/15/2027 214,953
Kroger Company
80,000 4.500%,  1/15/2029 76,109
Mattel, Inc.
647,000 3.375%,  4/1/2026
f
577,407
McKesson Corporation
111,000 0.900%,  12/3/2025 97,218
95,000 1.300%,  8/15/2026 82,050
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
f
215,655
184,000 5.250%,  10/1/2029
f
138,920
Mylan, Inc.
73,000 4.200%,  11/29/2023 72,106
Newell Brands, Inc.
230,000 4.450%,  4/1/2026 211,600
Organon & Company
274,000 4.125%,  4/30/2028
f
234,270
Owens & Minor, Inc.
197,000 6.625%,  4/1/2030
f
173,360
PepsiCo, Inc.
175,000 3.600%,  2/18/2028 165,332
183,000 1.950%,  10/21/2031 145,557
Performance Food Group, Inc.
173,000 4.250%,  8/1/2029
f
144,040
Perrigo Finance Unlimited
Company
445,000 4.375%,  3/15/2026 408,288
Philip Morris International, Inc.
140,000 1.500%,  5/1/2025 128,280
Pilgrim's Pride Corporation
267,000 3.500%,  3/1/2032
f
201,283
Post Holdings, Inc.
253,000 5.750%,  3/1/2027
f
241,314
113,000 5.625%,  1/15/2028
f
103,137
106,000 5.500%,  12/15/2029
f
91,637
229,000 4.500%,  9/15/2031
f
184,345

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Consumer Non-Cyclical (2.8%) - continued
Post Holdings, Inc., Convertible
$ 189,000 2.500%,  8/15/2027
f
$ 186,638
Primo Water Holdings, Inc.
237,000 4.375%,  4/30/2029
f
192,783
Procter & Gamble Company
81,000 1.200%,  10/29/2030 62,510
Roche Holdings, Inc.
93,000 1.930%,  12/13/2028
f
78,181
136,000 2.076%,  12/13/2031
f
108,959
Royalty Pharma plc
222,000 1.200%,  9/2/2025 196,247
Scotts Miracle-Gro Company
176,000 4.500%,  10/15/2029 127,600
SEG Holding, LLC
400,000 5.625%,  10/15/2028
f
366,995
Simmons Foods, Inc.
472,000 4.625%,  3/1/2029
f
385,860
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
f
190,918
150,000 5.500%,  7/15/2030
f
117,290
Stryker Corporation
159,000 3.650%,  3/7/2028 149,621
Syneos Health, Inc.
310,000 3.625%,  1/15/2029
f
246,847
Sysco Corporation
84,000 5.950%,  4/1/2030 85,025
Takeda Pharmaceutical Company,
Ltd.
161,000 5.000%,  11/26/2028 155,853
Tenet Healthcare Corporation
99,000 4.625%,  7/15/2024 95,731
195,000 6.250%,  2/1/2027
f
181,964
805,000 5.125%,  11/1/2027
f
722,316
140,000 6.125%,  10/1/2028
f
122,652
Teva Pharmaceutical Finance
Netherlands III BV
408,000 3.150%,  10/1/2026 334,764
TreeHouse Foods, Inc.
312,000 4.000%,  9/1/2028
h
248,786
United Natural Foods, Inc.
189,000 6.750%,  10/15/2028
f
172,859
Winnebago Industries, Inc.,
Convertible
257,000 1.500%,  4/1/2025 268,726
Zoetis, Inc.
216,000 3.900%,  8/20/2028 199,994
Total 19,400,183
Energy (2.9%)
Antero Resources Corporation
227,000 5.375%,  3/1/2030
f
204,089
Archrock Partners, LP/Archrock
Partners Finance Corporation
340,000 6.250%,  4/1/2028
f
298,858
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
157,000 6.625%,  7/15/2026
f
146,402
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 220,639
BP Capital Markets plc
240,000 4.875%,  3/22/2030
b,i
206,400
Buckeye Partners, LP
280,000 3.950%,  12/1/2026 244,210
Principal
Amount Long-Term Fixed Income (60.5%) Value
Energy (2.9%) - continued
Callon Petroleum Company
$ 225,000 8.250%,  7/15/2025 $ 218,740
125,000 7.500%,  6/15/2030
f,h
109,438
Canadian Natural Resources, Ltd.
210,000 2.050%,  7/15/2025 191,464
Cheniere Corpus Christi Holdings,
LLC
156,000 5.875%,  3/31/2025 156,624
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 85,398
207,000 3.250%,  1/31/2032 158,946
Cheniere Energy, Inc.
303,000 4.625%,  10/15/2028 277,951
Chesapeake Energy Corporation
408,000 6.750%,  4/15/2029
f
391,117
CNX Resources Corporation
175,000 6.000%,  1/15/2029
f
159,687
CNX Resources Corporation,
Convertible
366,000 2.250%,  5/1/2026 506,727
Comstock Resources, Inc.
230,000 5.875%,  1/15/2030
f
200,320
Continental Resources, Inc.
147,000 4.375%,  1/15/2028 131,929
90,000 5.750%,  1/15/2031
f
81,347
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
f
183,696
CrownRock Finance, Inc.
275,000 5.625%,  10/15/2025
f
263,277
Devon Energy Corporation
163,000 4.500%,  1/15/2030 148,364
Diamondback Energy, Inc.
49,000 3.125%,  3/24/2031 39,745
DT Midstream, Inc.
275,000 4.125%,  6/15/2029
f
232,375
90,000 4.375%,  6/15/2031
f
74,225
Enbridge, Inc.
300,000 7.375%,  1/15/2083
b
288,981
182,000 7.625%,  1/15/2083
b
175,480
110,000 2.150%,  2/16/2024 105,703
98,000 3.700%,  7/15/2027 90,804
185,000 6.250%,  3/1/2078
b
166,259
Endeavor Energy Resources, LP
261,000 5.750%,  1/30/2028
f
248,242
Energy Transfer, LP
90,000 4.200%,  9/15/2023 89,032
271,000 5.875%,  1/15/2024 271,553
210,000 6.500%,  11/15/2026
b,i
182,932
147,000 3.750%,  5/15/2030 124,474
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 284,699
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 90,182
215,000
4.875%,  (LIBOR 3M +
2.986%), 8/16/2077
b
196,187
EQM Midstream Partners, LP
196,000 4.750%,  1/15/2031
f
155,575
EQT Corporation
93,000 3.900%,  10/1/2027 84,630
EQT Corporation, Convertible
207,000 1.750%,  5/1/2026 570,432

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Energy (2.9%) - continued
Equinor ASA
$ 70,000 2.875%,  4/6/2025 $ 66,769
Ferrellgas, LP
196,000 5.375%,  4/1/2026
f
172,480
Halliburton Company
98,000 2.920%,  3/1/2030 81,565
Harvest Midstream, LP
453,000 7.500%,  9/1/2028
f
423,400
Hess Corporation
74,000 3.500%,  7/15/2024 71,531
Hess Midstream Operations, LP
250,000 5.625%,  2/15/2026
f
237,314
138,000 5.500%,  10/15/2030
f
118,466
Hilcorp Energy I, LP/Hilcorp
Finance Company
300,000 5.750%,  2/1/2029
f
262,280
239,000 6.250%,  4/15/2032
f
211,709
Holly Energy Partners, LP/Holly
Energy Finance Corporation
168,000 6.375%,  4/15/2027
f
160,440
Howard Midstream Energy
Partners, LLC
289,000 6.750%,  1/15/2027
f
257,489
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
f
205,579
Laredo Petroleum, Inc.
450,000 7.750%,  7/31/2029
f,h
414,625
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 91,502
Marathon Petroleum Corporation
238,000 4.700%,  5/1/2025 233,672
MEG Energy Corporation
253,000 7.125%,  2/1/2027
f
256,795
MPLX, LP
180,000 6.875%,  2/15/2023
b,i
176,850
243,000 1.750%,  3/1/2026 212,621
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 261,727
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
f
304,542
National Fuel Gas Company
195,000 5.500%,  1/15/2026 191,504
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 333,637
Oasis Petroleum, Inc.
230,000 6.375%,  6/1/2026
f
218,500
Occidental Petroleum Corporation
95,000 8.500%,  7/15/2027 101,669
137,000 6.375%,  9/1/2028 136,443
200,000 6.450%,  9/15/2036 200,000
ONEOK, Inc.
146,000 2.200%,  9/15/2025 132,739
Ovintiv Exploration, Inc.
97,000 5.375%,  1/1/2026 95,938
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 91,746
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025 402,876
Plains All American Pipeline, LP
110,000 6.125%,  11/15/2022
b,i
89,662
206,000 4.650%,  10/15/2025 198,313
Principal
Amount Long-Term Fixed Income (60.5%) Value
Energy (2.9%) - continued
Precision Drilling Corporation
$ 230,000 6.875%,  1/15/2029
f
$ 203,068
Range Resources Corporation
237,000 4.750%,  2/15/2030
f,h
205,534
Sabine Pass Liquefaction, LLC
147,000 4.200%,  3/15/2028 134,058
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
f
55,897
SM Energy Company
226,000 6.625%,  1/15/2027 216,933
135,000 6.500%,  7/15/2028
h
128,294
Southwestern Energy Company
153,000 5.375%,  2/1/2029 138,740
204,000 5.375%,  3/15/2030 183,814
135,000 4.750%,  2/1/2032 113,144
Suburban Propane Partners, LP
380,000 5.875%,  3/1/2027 358,492
Sunoco, LP
370,000 5.875%,  3/15/2028 335,754
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
464,000 5.500%,  1/15/2028
f
396,050
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 200,380
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
f
170,675
TransCanada Trust
468,000 5.875%,  8/15/2076
b
435,580
Transocean Proteus, Ltd.
81,000 6.250%,  12/1/2024
f
76,140
Transocean, Inc.
180,000 11.500%,  1/30/2027
f
166,489
USA Compression Partners, LP
264,000 6.875%,  4/1/2026 242,880
Valero Energy Corporation
185,000 2.800%,  12/1/2031 147,144
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
f
234,201
160,000 4.125%,  8/15/2031
f
132,715
W&T Offshore, Inc.
116,000 9.750%,  11/1/2023
f
113,702
Weatherford International, Ltd.
297,000 8.625%,  4/30/2030
f
258,641
Western Midstream Operating, LP
365,000 3.950%,  6/1/2025 343,100
160,000 5.500%,  8/15/2048 129,400
Williams Companies, Inc.
98,000 2.600%,  3/15/2031 76,842
Total 19,669,183
Financials (8.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
78,000 7.000%,  11/15/2025
f
71,245
AerCap Holdings NV
220,000 5.875%,  10/10/2079
b,h
196,384
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
90,000 3.150%,  2/15/2024 86,437
150,000 6.500%,  7/15/2025 149,729

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Financials (8.2%) - continued
$ 254,000 3.000%,  10/29/2028 $ 203,699
Air Lease Corporation
114,000 2.300%,  2/1/2025 104,893
220,000 4.650%,  6/15/2026
b,i
183,673
98,000 3.125%,  12/1/2030 77,162
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
b,f,i
153,769
98,000 2.850%,  1/26/2028
f
76,078
Alliant Holdings Intermediate, LLC
148,000 6.750%,  10/15/2027
f
127,545
Ally Financial, Inc.
408,000 5.750%,  11/20/2025 395,717
440,000 4.700%,  5/15/2026
b,i
342,984
98,000 8.000%,  11/1/2031 102,739
American Express Company
127,000 3.950%,  8/1/2025 123,007
190,000 3.550%,  9/15/2026
b,i
146,429
135,000 2.550%,  3/4/2027 120,246
American Homes 4 Rent, LP
97,000 2.375%,  7/15/2031 73,136
AmWINS Group, Inc.
180,000 4.875%,  6/30/2029
f
149,411
Aon Corporation/Aon Global
Holdings plc
92,000 2.600%,  12/2/2031 71,932
Ares Capital Corporation
57,000 4.250%,  3/1/2025 53,846
191,000 2.150%,  7/15/2026 160,072
Ares Capital Corporation,
Convertible
133,000 4.625%,  3/1/2024 135,743
Australia and New Zealand
Banking Group, Ltd.
216,000 2.950%,  7/22/2030
b,f
196,271
Aviation Capital Group, LLC
150,000 5.500%,  12/15/2024
f
145,208
96,000 4.875%,  10/1/2025
f
89,168
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
f
174,850
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2022
b,i
181,650
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
f
65,141
Banco Santander SA
165,000 4.750%,  11/12/2026
b,i
114,074
Bank of America Corporation
200,000 3.004%,  12/20/2023
b
198,938
328,000 3.550%,  3/5/2024
b
325,419
244,000 4.200%,  8/26/2024 240,001
800,000 6.250%,  9/5/2024
b,i
773,000
113,000 3.458%,  3/15/2025
b
109,428
240,000 6.100%,  3/17/2025
b,i
230,066
279,000 1.319%,  6/19/2026
b
247,640
230,000 4.375%,  1/27/2027
b,i
184,575
225,000 6.125%,  4/27/2027
b,i
212,625
145,000 1.734%,  7/22/2027
b
124,400
480,000 5.875%,  3/15/2028
b,i
411,600
186,000 4.376%,  4/27/2028
b
174,289
294,000 3.593%,  7/21/2028
b
265,531
127,000 4.948%,  7/22/2028
b
122,026
392,000 3.974%,  2/7/2030
b
348,935
196,000 2.687%,  4/22/2032
b
153,024
144,000 2.572%,  10/20/2032
b
110,135
Principal
Amount Long-Term Fixed Income (60.5%) Value
Financials (8.2%) - continued
$ 179,000 2.972%,  2/4/2033
b
$ 139,933
92,000 3.846%,  3/8/2037
b
74,226
Bank of Montreal
139,000 4.700%,  9/14/2027 134,132
92,000 3.088%,  1/10/2037
b
68,605
Bank of New York Mellon
Corporation
120,000 4.700%,  9/20/2025
b,i
114,900
127,000 4.596%,  7/26/2030
b
120,345
Bank of Nova Scotia
360,000 4.900%,  6/4/2025
b,i
321,379
98,000 1.050%,  3/2/2026 85,409
Barclays plc
283,000 4.338%,  5/16/2024
b
279,752
111,000 4.375%,  9/11/2024 107,446
134,000 2.852%,  5/7/2026
b
121,640
200,000 4.375%,  3/15/2028
b,i
123,260
85,000 5.501%,  8/9/2028
b
79,682
145,000 4.972%,  5/16/2029
b
130,487
Berkshire Hathaway Finance
Corporation
279,000 2.875%,  3/15/2032 234,523
Blackstone Mortgage Trust, Inc.,
Convertible
240,000 5.500%,  3/15/2027 204,150
Blackstone Private Credit Fund
139,000 4.000%,  1/15/2029 111,346
BNP Paribas SA
141,000 2.819%,  11/19/2025
b,f
131,416
122,000 3.132%,  1/20/2033
b,f
92,547
Boston Properties, LP
98,000 2.550%,  4/1/2032 72,258
BPCE SA
114,000 2.375%,  1/14/2025
f
105,248
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 128,345
Brookfield Property REIT, Inc.
158,000 5.750%,  5/15/2026
f
142,835
Canadian Imperial Bank of
Commerce
127,000 3.945%,  8/4/2025 122,669
90,000 3.600%,  4/7/2032 76,062
Capital One Bank USA NA
171,000 2.280%,  1/28/2026
b
159,064
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,i
86,350
135,000 3.273%,  3/1/2030
b
112,878
Centene Corporation
290,000 4.250%,  12/15/2027 265,263
60,000 4.625%,  12/15/2029 53,916
805,000 3.000%,  10/15/2030 637,512
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
b,i
427,900
440,000 4.000%,  6/1/2026
b,i
360,891
126,000 2.000%,  3/20/2028 108,452
91,000 2.900%,  3/3/2032 74,956
Citigroup, Inc.
480,000 5.950%,  1/30/2023
b,i
474,298
286,000 5.000%,  9/12/2024
b,i
254,505
141,000 3.352%,  4/24/2025
b
135,975
91,000 5.950%,  5/15/2025
b,i
82,359
274,000 5.500%,  9/13/2025 273,573
230,000 4.000%,  12/10/2025
b,i
193,775
575,000 3.875%,  2/18/2026
b,i
474,162

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Financials (8.2%) - continued
$ 180,000 4.150%,  11/15/2026
b,i
$ 143,100
338,000 1.122%,  1/28/2027
b
289,162
194,000 1.462%,  6/9/2027
b
165,171
172,000 3.070%,  2/24/2028
b
153,295
391,000 4.075%,  4/23/2029
b
353,905
144,000 4.910%,  5/24/2033
b
132,479
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,i
164,196
CNA Financial Corporation
126,000 3.950%,  5/15/2024 123,566
Coinbase Global, Inc.
78,000 3.625%,  10/1/2031
f
43,248
Coinbase Global, Inc., Convertible
880,000 0.500%,  6/1/2026 576,840
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,i
117,685
Commerzbank AG
180,000 8.125%,  9/19/2023
f
177,387
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
f
87,834
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,f
98,372
Corebridge Financial, Inc.
136,000 6.875%,  12/15/2052
b,f
124,366
137,000 3.850%,  4/5/2029
f
120,743
Corporate Office Properties, LP
192,000 2.250%,  3/15/2026 168,281
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
*
288,496
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,f,i
188,660
200,000 4.750%,  3/23/2029
b,f,i
137,812
98,000 3.250%,  1/14/2030
f
77,485
Credit Suisse Group AG
160,000 6.500%,  8/8/2023
f
157,920
110,000 7.500%,  12/11/2023
b,f,i
101,062
117,000 2.593%,  9/11/2025
b,f
106,443
110,000 7.250%,  9/12/2025
b,f,i
84,141
115,000 2.193%,  6/5/2026
b,f
99,991
200,000 9.750%,  6/23/2027
b,f,i
196,176
96,000 3.869%,  1/12/2029
b,f
78,299
Dai-ichi Life Insurance Company,
Ltd.
473,000 5.100%,  10/28/2024
b,f,i
458,074
Deutsche Bank AG
332,000 2.129%,  11/24/2026
b
281,895
150,000 2.311%,  11/16/2027
b
121,674
78,000 4.296%,  5/24/2028
b
69,563
136,000 3.742%,  1/7/2033
b
88,158
Discover Bank
196,000 4.682%,  8/9/2028
b
187,946
Drawbridge Special Opportunities
Fund, LP
410,000 3.875%,  2/15/2026
f
372,153
Duke Realty, LP
66,000 3.375%,  12/15/2027 59,487
Elevance Health, Inc.
147,000 2.550%,  3/15/2031 118,520
EPR Properties
143,000 3.600%,  11/15/2031 102,168
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
b,i
220,780
86,000 4.772%,  7/28/2030
b
80,318
Principal
Amount Long-Term Fixed Income (60.5%) Value
Financials (8.2%) - continued
Fifth Third Bank NA
$ 97,000 3.850%,  3/15/2026 $ 91,622
First Horizon Bank
146,000 5.750%,  5/1/2030 141,638
First-Citizens Bank & Trust
Company
194,000 6.125%,  3/9/2028 192,567
FNB Corporation
229,000 2.200%,  2/24/2023 225,804
Fortress Transportation and
Infrastructure Investors, LLC
219,000 6.500%,  10/1/2025
f
205,731
98,000 9.750%,  8/1/2027
f
95,825
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 84,704
97,000 2.625%,  1/15/2027 78,323
Genworth Mortgage Holdings, Inc.
149,000 6.500%,  8/15/2025
f
142,398
Global Net Lease, Inc.
390,000 3.750%,  12/15/2027
f
304,208
Goldman Sachs Group, Inc.
222,000 0.627%,  11/17/2023
b
220,657
623,000 5.500%,  8/10/2024
b,i
598,080
142,000 4.400%,  2/10/2025
b,h,i
118,359
111,000 3.500%,  4/1/2025 106,028
167,000 4.250%,  10/21/2025 161,191
166,000 0.855%,  2/12/2026
b
148,105
124,000 3.650%,  8/10/2026
b,i
95,170
188,000 4.125%,  11/10/2026
b,i
149,460
173,000 1.948%,  10/21/2027
b
147,943
92,000 2.640%,  2/24/2028
b
79,823
185,000 4.482%,  8/23/2028
b
173,622
196,000 3.814%,  4/23/2029
b
173,774
98,000 3.800%,  3/15/2030 84,972
98,000 2.615%,  4/22/2032
b
75,963
97,000 2.383%,  7/21/2032
b
73,137
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 82,674
HAT Holdings, LLC, Convertible
140,000 Zero Coupon,  5/1/2025
f
125,132
HSBC Holdings plc
109,000 3.803%,  3/11/2025
b
105,357
110,000 6.375%,  3/30/2025
b,i
99,105
141,000 2.633%,  11/7/2025
b
130,912
133,000 1.589%,  5/24/2027
b
111,154
200,000 2.251%,  11/22/2027
b
168,038
248,000 6.500%,  3/23/2028
b,i
207,555
123,000 5.210%,  8/11/2028
b
114,989
273,000 4.583%,  6/19/2029
b
243,348
360,000 4.600%,  12/17/2030
b,i
249,657
117,000 2.804%,  5/24/2032
b
85,967
142,000 6.500%,  9/15/2037 133,602
HUB International, Ltd.
107,000 7.000%,  5/1/2026
f
101,480
184,000 5.625%,  12/1/2029
f
153,640
Humana, Inc.
97,000 2.150%,  2/3/2032 73,709
Huntington Bancshares, Inc.
360,000 4.450%,  10/15/2027
b,h,i
320,398
Icahn Enterprises, LP
280,000 4.750%,  9/15/2024 261,957
275,000 6.375%,  12/15/2025 260,583
200,000 6.250%,  5/15/2026 186,908

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Financials (8.2%) - continued
$ 160,000 5.250%,  5/15/2027 $ 140,082
ING Groep NV
200,000 1.726%,  4/1/2027
b
171,461
Intercontinental Exchange, Inc.
137,000 4.350%,  6/15/2029 129,663
Intesa Sanpaolo SPA
78,000 5.017%,  6/26/2024
f
72,728
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 104,020
iStar, Inc.
355,000 4.250%,  8/1/2025 344,367
J.P. Morgan Chase & Company
238,000 5.150%,  5/1/2023
b,i
229,660
240,000 6.000%,  8/1/2023
b,i
234,000
240,000 6.750%,  2/1/2024
b,i
237,822
97,000 1.514%,  6/1/2024
b
94,699
682,000 5.000%,  8/1/2024
b,i
614,994
283,000 4.023%,  12/5/2024
b
278,462
186,000 4.600%,  2/1/2025
b,i
162,025
111,000 2.083%,  4/22/2026
b
101,131
190,000 3.650%,  6/1/2026
b,i
153,864
277,000 1.045%,  11/19/2026
b
239,587
195,000 1.578%,  4/22/2027
b
168,344
178,000 2.947%,  2/24/2028
b
157,391
294,000 4.005%,  4/23/2029
b
265,073
97,000 2.069%,  6/1/2029
b
78,639
392,000 4.493%,  3/24/2031
b
356,580
92,000 2.963%,  1/25/2033
b
72,320
83,000 4.912%,  7/25/2033
b
76,539
94,000 5.717%,  9/14/2033
b
88,891
Jefferies Finance, LLC
204,000 5.000%,  8/15/2028
f
150,450
KeyBank NA
147,000 3.900%,  4/13/2029 128,982
Kilroy Realty, LP
194,000 4.375%,  10/1/2025 186,592
KKR Real Estate Finance Trust,
Inc., Convertible
104,000 6.125%,  5/15/2023 102,700
Life Storage, LP
96,000 2.400%,  10/15/2031 72,058
Lincoln National Corporation
235,000
5.299%,  (LIBOR 3M +
2.358%), 11/17/2022
b
182,948
98,000 3.800%,  3/1/2028 90,517
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 220,179
100,000 7.500%,  6/27/2024
b,i
92,823
163,000 4.716%,  8/11/2026
b
156,597
195,000 1.627%,  5/11/2027
b
165,642
277,000 3.369%,  12/14/2046
b
171,040
LPL Holdings, Inc.
240,000 4.000%,  3/15/2029
f
205,843
M&T Bank Corporation
180,000 3.500%,  9/1/2026
b,i
134,205
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
b,f
163,206
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 69,149
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,i
214,703
480,000 5.875%,  3/15/2028
b,h,i
438,041
Principal
Amount Long-Term Fixed Income (60.5%) Value
Financials (8.2%) - continued
Mid-America Apartments, LP
$ 196,000 4.200%,  6/15/2028 $ 182,675
Mitsubishi UFJ Financial Group,
Inc.
134,000 1.412%,  7/17/2025 120,123
200,000 1.538%,  7/20/2027
b
170,380
147,000 3.741%,  3/7/2029 131,445
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
170,089
200,000 2.564%,  9/13/2031 146,873
Molina Healthcare, Inc.
350,000 4.375%,  6/15/2028
f
315,875
Morgan Stanley
111,000 0.560%,  11/10/2023
b
110,391
114,000 2.720%,  7/22/2025
b
108,141
192,000 1.164%,  10/21/2025
b
174,985
78,000 5.000%,  11/24/2025 76,998
226,000 2.188%,  4/28/2026
b
207,305
196,000 1.593%,  5/4/2027
b
169,361
193,000 1.512%,  7/20/2027
b
164,375
294,000 3.622%,  4/1/2031
b
254,083
92,000 2.943%,  1/21/2033
b
72,732
85,000 4.889%,  7/20/2033
b
78,758
MPT Operating Partnership, LP
270,000 5.250%,  8/1/2026
h
247,231
60,000 4.625%,  8/1/2029 48,274
National Retail Properties, Inc.
98,000 2.500%,  4/15/2030 78,638
Nationstar Mortgage Holdings,
Inc.
198,000 6.000%,  1/15/2027
f
169,043
NatWest Group plc
135,000 4.269%,  3/22/2025
b
131,254
98,000 4.892%,  5/18/2029
b
89,210
146,000 3.754%,  11/1/2029
b
134,806
180,000 4.600%,  6/28/2031
b,i
112,500
Navient Corporation
185,000 5.500%,  1/25/2023 183,973
90,000 5.000%,  3/15/2027 73,612
Necessity Retail REIT, Inc.
347,000 4.500%,  9/30/2028
f
258,605
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,f
466,495
363,000 3.400%,  1/23/2050
b,f
304,829
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 115,886
Nordea Bank Abp
134,000 5.375%,  9/22/2027
f
130,601
Northern Trust Corporation
138,000 4.000%,  5/10/2027 133,070
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 87,093
98,000 3.375%,  2/1/2031 74,715
OneMain Finance Corporation
684,000 6.875%,  3/15/2025 642,857
181,000 7.125%,  3/15/2026 163,154
Owl Rock Capital Corporation
97,000 4.250%,  1/15/2026 88,711
Owl Rock Core Income
Corporation
136,000 4.700%,  2/8/2027 119,119

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Financials (8.2%) - continued
Owl Rock Technology Finance
Corporation
$ 48,000 4.750%,  12/15/2025
f
$ 43,206
147,000 3.750%,  6/17/2026
f
127,189
Park Intermediate Holdings, LLC
208,000 4.875%,  5/15/2029
f
168,480
Pebblebrook Hotel Trust,
Convertible
469,000 1.750%,  12/15/2026 400,057
PennyMac Financial Services, Inc.
148,000 4.250%,  2/15/2029
f
105,421
Pine Street Trust I
98,000 4.572%,  2/15/2029
f
90,246
PNC Bank NA
98,000 2.700%,  10/22/2029 80,555
PNC Financial Services Group,
Inc.
180,000 3.400%,  9/15/2026
b,i
134,330
181,000 6.200%,  9/15/2027
b,i
171,045
PRA Group, Inc.
146,000 7.375%,  9/1/2025
f
141,246
Principal Life Global Funding II
146,000 1.250%,  8/16/2026
f
125,216
Provident Financing Trust I
112,000 7.405%,  3/15/2038 117,142
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
78,025
245,000 5.625%,  6/15/2043
b
241,389
589,000 5.200%,  3/15/2044
b
566,023
120,000 3.700%,  10/1/2050
b
94,776
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,f,i
222,470
Radian Group, Inc.
185,000 4.875%,  3/15/2027 164,001
Realty Income Corporation
96,000 4.875%,  6/1/2026 94,362
112,000 3.950%,  8/15/2027 105,179
Regions Financial Corporation
240,000 5.750%,  6/15/2025
b,i
236,400
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 161,442
RLJ Lodging Trust, LP
97,000 3.750%,  7/1/2026
f
82,844
Rocket Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
f
184,716
Royal Bank of Canada
69,000 0.750%,  10/7/2024 63,344
175,000 4.240%,  8/3/2027 166,940
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 183,471
90,000 2.490%,  1/6/2028
b
75,053
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
166,274
147,000 3.823%,  11/3/2028
b
126,274
Service Properties Trust
109,000 4.650%,  3/15/2024 100,825
224,000 7.500%,  9/15/2025 209,440
200,000 5.500%,  12/15/2027 162,454
Simon Property Group, LP
159,000 2.650%,  7/15/2030 128,228
SLM Corporation
100,000 4.200%,  10/29/2025 89,518
Principal
Amount Long-Term Fixed Income (60.5%) Value
Financials (8.2%) - continued
Societe Generale SA
$ 141,000 2.625%,  10/16/2024
f
$ 132,161
240,000 8.000%,  9/29/2025
b,f,i
228,823
133,000 1.488%,  12/14/2026
b,f
112,561
Spirit Realty, LP
218,000 2.100%,  3/15/2028 173,225
Standard Chartered plc
167,000 1.319%,  10/14/2023
b,f
166,833
133,000 0.991%,  1/12/2025
b,f
124,545
180,000 6.000%,  7/26/2025
b,f,i
159,692
131,000 2.608%,  1/12/2028
b,f
110,891
Starwood Property Trust, Inc.,
Convertible
169,000 4.375%,  4/1/2023 163,824
State Street Corporation
91,000 4.421%,  5/13/2033
b
83,960
Sumitomo Life Insurance Company
490,000 3.375%,  4/15/2081
b,f
396,900
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.448%,  9/27/2024 133,253
131,000 2.174%,  1/14/2027 114,114
147,000 3.544%,  1/17/2028 132,833
147,000 2.142%,  9/23/2030 110,010
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
f
98,074
Summit Hotel Properties, Inc.,
Convertible
212,000 1.500%,  2/15/2026 175,748
SVB Financial Group
330,000 4.000%,  5/15/2026
b,i
250,541
191,000 4.250%,  11/15/2026
b,i
140,599
Synchrony Financial
115,000 4.250%,  8/15/2024 112,131
195,000 3.700%,  8/4/2026 178,220
Toronto-Dominion Bank
91,000 4.456%,  6/8/2032 83,092
Truist Bank
99,000 2.250%,  3/11/2030 77,598
Truist Financial Corporation
280,000 4.950%,  9/1/2025
b,i
269,021
80,000 1.887%,  6/7/2029
b
65,448
U.S. Bancorp
60,000 3.700%,  1/15/2027
b,i
45,291
127,000 4.548%,  7/22/2028
b
122,384
UBS Group AG
92,000 1.364%,  1/30/2027
b,f
78,587
200,000 4.875%,  2/12/2027
b,f,i
155,750
UDR, Inc.
193,000 3.000%,  8/15/2031 153,665
United Wholesale Mortgage, LLC
156,000 5.500%,  4/15/2029
f
118,560
UnitedHealth Group, Inc.
185,000 4.200%,  5/15/2032 171,817
USB Realty Corporation
496,000
3.659%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
374,480
USIS Merger Sub, Inc.
78,000 6.875%,  5/1/2025
f
74,980
Ventas Realty, LP
110,000 3.750%,  5/1/2024 107,452
Wells Fargo & Company
233,000 2.406%,  10/30/2025
b
217,515

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Financials (8.2%) - continued
$ 335,000 3.900%,  3/15/2026
b,i
$ 283,284
169,000 2.188%,  4/30/2026
b
154,343
220,000
3.012%,  (LIBOR 3M +
0.500%), 1/15/2027
b
205,824
89,000 3.526%,  3/24/2028
b
80,609
196,000 3.584%,  5/22/2028
b
177,273
127,000 4.808%,  7/25/2028
b
121,123
196,000 4.478%,  4/4/2031
b
179,281
Welltower, Inc.
97,000 2.050%,  1/15/2029 77,913
112,000 2.800%,  6/1/2031 88,466
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
125,096
Willis North America, Inc.
196,000 4.500%,  9/15/2028 181,788
XHR, LP
70,000 6.375%,  8/15/2025
f
67,180
109,000 4.875%,  6/1/2029
f
89,872
Total 56,584,907
Foreign Government (<0.1%)
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
f
136,073
Total 136,073
Mortgage-Backed Securities (20.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,352,486 2.500%,  5/1/2051 5,375,489
9,351,629 3.500%,  6/1/2052 8,432,362
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
4,030,024 2.500%,  7/1/2030 3,739,633
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,400,000 2.500%,  10/1/2037
e
8,506,266
250,000 4.000%,  10/1/2037
e
241,172
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,592,709 3.500%,  5/1/2040
e
3,327,631
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,023,483 3.000%,  1/1/2052 6,141,060
3,891,815 2.500%,  2/1/2051 3,287,966
7,555,518 2.000%,  3/1/2051 6,153,183
7,354,280 3.000%,  3/1/2052 6,421,633
5,848,649 2.000%,  4/1/2051 4,760,705
6,242,563 2.500%,  4/1/2051 5,276,675
4,196,291 3.000%,  4/1/2051 3,675,358
4,409,327 3.000%,  5/1/2050 3,878,626
5,984,479 2.500%,  7/1/2051 5,052,233
8,817,793 2.000%,  8/1/2051 7,176,868
3,974,891 3.500%,  9/1/2052 3,590,452
5,827,000 2.500%,  10/1/2052
e
4,887,738
11,100,000 4.000%,  10/1/2048
e
10,299,152
11,500,000 4.500%,  10/1/2048
e
10,954,648
6,450,000 5.000%,  10/1/2048
e
6,282,736
7,350,000 3.000%,  10/1/2049
e
6,395,936
12,825,000 3.500%,  10/1/2049
e
11,541,498
Principal
Amount Long-Term Fixed Income (60.5%) Value
Mortgage-Backed Securities (20.0%) -
continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 2,764,500 3.500%,  7/1/2061 $ 2,499,801
Total 137,898,821
Technology (2.0%)
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 81,565
Akamai Technologies, Inc.,
Convertible
160,000 0.125%,  5/1/2025 162,560
519,000 0.375%,  9/1/2027 482,930
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 38,031
Apple, Inc.
250,000 2.200%,  9/11/2029 212,968
183,000 1.650%,  2/8/2031 144,316
141,000 3.350%,  8/8/2032 125,577
Baidu, Inc.
137,000 3.075%,  4/7/2025 129,953
Black Knight InfoServ, LLC
334,000 3.625%,  9/1/2028
f
283,419
Block, Inc., Convertible
241,000 0.500%,  5/15/2023 246,784
46,000 0.250%,  11/1/2027 32,890
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
147,000 3.875%,  1/15/2027 135,222
Broadcom, Inc.
89,000 4.000%,  4/15/2029
f
78,448
CommScope Technologies
Finance, LLC
328,000 6.000%,  6/15/2025
f
291,412
CommScope, Inc.
210,000 7.125%,  7/1/2028
f,h
162,101
Dell International, LLC
56,000 5.450%,  6/15/2023 56,144
147,000 5.850%,  7/15/2025 148,129
62,000 5.300%,  10/1/2029 57,768
Fiserv, Inc.
156,000 2.750%,  7/1/2024 149,625
196,000 4.200%,  10/1/2028 181,286
Gartner, Inc.
185,000 3.625%,  6/15/2029
f
154,013
315,000 3.750%,  10/1/2030
f
257,873
Global Payments, Inc.
52,000 2.650%,  2/15/2025 48,600
137,000 4.950%,  8/15/2027 130,525
98,000 3.200%,  8/15/2029 81,656
InterDigital, Inc., Convertible
236,000 3.500%,  6/1/2027
f
205,084
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
f
765,768
220,000 4.500%,  2/15/2031
f
170,100
Jabil, Inc.
93,000 4.250%,  5/15/2027 86,688
Lam Research Corporation
89,000 1.900%,  6/15/2030 70,523
Lumentum Holdings, Inc.,
Convertible
350,000 0.250%,  3/15/2024
h
430,150

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Technology (2.0%) - continued
MACOM Technology Solutions
Holdings, Inc., Convertible
$ 474,000 0.250%,  3/15/2026 $ 444,968
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 76,026
Mastercard, Inc.
90,000 2.000%,  11/18/2031 71,214
Microchip Technology, Inc.,
Convertible
68,000 0.125%,  11/15/2024 68,853
152,000 1.625%,  2/15/2027 263,372
Minerva Merger Sub, Inc.
277,000 6.500%,  2/15/2030
f
218,988
Moody's Corporation
94,000 4.250%,  8/8/2032 85,188
MSCI, Inc.
260,000 4.000%,  11/15/2029
f
224,562
NCR Corporation
622,000 6.125%,  9/1/2029
f
535,552
Nielsen Finance, LLC
270,000 4.500%,  7/15/2029
f
268,805
NVIDIA Corporation
49,000 2.850%,  4/1/2030 41,996
NXP BV/NXP Funding, LLC
92,000 4.875%,  3/1/2024 90,911
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025 51,925
98,000 4.300%,  6/18/2029 87,755
ON Semiconductor Corporation,
Convertible
72,000 Zero Coupon,  5/1/2027 94,932
Open Text Corporation
320,000 4.125%,  2/15/2030
f
255,555
Oracle Corporation
245,000 2.500%,  4/1/2025 228,305
245,000 2.950%,  4/1/2030 197,486
PayPal Holdings, Inc.
92,000 3.900%,  6/1/2027 88,146
97,000 2.850%,  10/1/2029 82,974
Progress Software Corporation,
Convertible
77,000 1.000%,  4/15/2026 72,226
PTC, Inc.
160,000 3.625%,  2/15/2025
f
149,045
145,000 4.000%,  2/15/2028
f
126,815
Qorvo, Inc.
275,000 3.375%,  4/1/2031
f
206,016
Rackspace Technology Global,
Inc.
275,000 5.375%,  12/1/2028
f
129,235
S&P Global, Inc.
90,000 2.900%,  3/1/2032
f
75,086
Sabre GLBL, Inc., Convertible
230,000 4.000%,  4/15/2025 218,223
Salesforce.com, Inc.
96,000 1.950%,  7/15/2031 75,573
Seagate HDD Cayman
460,000 3.125%,  7/15/2029 337,056
380,000 3.375%,  7/15/2031 265,314
Sensata Technologies, Inc.
223,000 3.750%,  2/15/2031
f
175,658
Principal
Amount Long-Term Fixed Income (60.5%) Value
Technology (2.0%) - continued
Shift4 Payments, LLC
$ 100,000 4.625%,  11/1/2026
f
$ 91,188
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
f
565,560
Switch, Ltd.
310,000 3.750%,  9/15/2028
f
308,063
Teradyne, Inc., Convertible
16,000 1.250%,  12/15/2023 37,912
Verint Systems, Inc., Convertible
255,000 0.250%,  4/15/2026 211,523
VeriSign, Inc.
210,000 4.750%,  7/15/2027 202,018
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
f
179,218
Viavi Solutions, Inc., Convertible
230,000 1.000%,  3/1/2024 257,255
Vishay Intertechnology, Inc.,
Convertible
286,000 2.250%,  6/15/2025 265,808
VMware, Inc.
194,000 1.400%,  8/15/2026 165,912
123,000 2.200%,  8/15/2031 89,527
Xilinx, Inc.
52,000 2.375%,  6/1/2030 42,887
Ziff Davis, Inc., Convertible
445,000 1.750%,  11/1/2026
f
410,958
Total 13,737,697
Transportation (0.7%)
Air Transport Services Group, Inc.,
Convertible
180,000 1.125%,  10/15/2024 179,550
Allegiant Travel Company
176,000 7.250%,  8/15/2027
f
165,880
American Airlines, Inc.
395,000 11.750%,  7/15/2025
f
412,514
654,000 5.500%,  4/20/2026
f
614,217
Avis Budget Car Rental, LLC
250,000 5.375%,  3/1/2029
f,h
205,286
Canadian Pacific Railway
Company
185,000 1.750%,  12/2/2026 161,991
92,000 2.450%,  12/2/2031 73,592
CSX Corporation
98,000 4.250%,  3/15/2029 92,363
Delta Air Lines, Inc.
117,000 7.000%,  5/1/2025
f
117,755
222,697 4.500%,  10/20/2025
f
216,162
50,000 7.375%,  1/15/2026 50,544
181,000 4.375%,  4/19/2028 152,546
Hawaiian Brand Intellectual
Property, Ltd.
56,000 5.750%,  1/20/2026
f
49,391
Hertz Corporation
184,000 4.625%,  12/1/2026
f
149,474
221,000 5.000%,  12/1/2029
f
164,369
JetBlue Airways Corporation,
Convertible
393,000 0.500%,  4/1/2026 279,030
Mileage Plus Holdings, LLC
235,600 6.500%,  6/20/2027
f
230,601

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Transportation (0.7%) - continued
Penske Truck Leasing Company,
LP
$ 111,000 1.200%,  11/15/2025
f
$ 96,440
96,000 1.700%,  6/15/2026
f
82,560
Ryder System, Inc.
81,000 2.850%,  3/1/2027 72,609
Southwest Airlines Company
100,000 5.125%,  6/15/2027 97,902
98,000 2.625%,  2/10/2030 78,613
Southwest Airlines Company,
Convertible
552,000 1.250%,  5/1/2025 630,108
Union Pacific Corporation
98,000 2.150%,  2/5/2027 87,461
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 69,733
United Airlines, Inc.
219,000 4.375%,  4/15/2026
f
195,457
183,000 4.625%,  4/15/2029
f
151,422
VistaJet Malta Finance plc
243,000 6.375%,  2/1/2030
f
198,653
Total 5,076,223
U.S. Government & Agencies (2.7%)
U.S. Treasury Bonds
795,000 1.375%,  11/15/2031 645,938
2,490,000 3.250%,  5/15/2042 2,209,875
3,860,000 3.375%,  8/15/2042 3,496,316
U.S. Treasury Notes
9,250,000 0.500%,  3/31/2025 8,438,818
1,730,000 0.500%,  2/28/2026 1,526,522
1,010,000 0.500%,  4/30/2027 859,092
1,360,000 1.125%,  2/29/2028 1,167,209
Total 18,343,770
Utilities (1.3%)
AEP Texas, Inc.
92,000 4.700%,  5/15/2032 84,706
AES Corporation
156,000 3.950%,  7/15/2030
f
133,583
Algonquin Power & Utilities
Corporation
140,000 4.750%,  1/18/2082
b
114,348
Ameren Corporation
98,000 1.750%,  3/15/2028 80,892
American Electric Power
Company, Inc.
200,000 3.875%,  2/15/2062
b
156,753
139,000 2.031%,  3/15/2024 133,032
98,000 2.300%,  3/1/2030 78,052
Berkshire Hathaway Energy
Company
110,000 4.050%,  4/15/2025 108,131
Calpine Corporation
211,000 4.500%,  2/15/2028
f
185,889
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 99,908
95,000 1.450%,  6/1/2026 83,150
146,000 2.650%,  6/1/2031 116,618
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 105,488
375,000 4.650%,  12/15/2024
b,i
330,282
165,000 4.350%,  1/15/2027
b,i
139,979
Principal
Amount Long-Term Fixed Income (60.5%) Value
Utilities (1.3%) - continued
$ 98,000 3.375%,  4/1/2030 $ 84,278
DTE Energy Company
138,000 4.220%,  11/1/2024 135,299
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
131,951
110,000 4.875%,  9/16/2024
b,i
98,587
195,000 3.150%,  8/15/2027 176,437
98,000 2.450%,  6/1/2030 78,305
93,000 4.500%,  8/15/2032 84,102
Edison International
118,000 4.950%,  4/15/2025 115,606
180,000 5.000%,  12/15/2026
b,i
142,200
Enel Finance International NV
200,000 1.375%,  7/12/2026
f
168,965
Entergy Corporation
111,000 0.900%,  9/15/2025 97,659
97,000 1.900%,  6/15/2028 79,588
Evergy, Inc.
106,000 2.450%,  9/15/2024 100,265
Eversource Energy
154,000 4.600%,  7/1/2027 148,631
Exelon Corporation
98,000 4.050%,  4/15/2030 88,823
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
f
146,991
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
f
90,729
Jersey Central Power & Light
Company
49,000 2.750%,  3/1/2032
f
38,878
National Rural Utilities Cooperative
Finance Corporation
116,000 3.450%,  6/15/2025 111,909
NextEra Energy Capital Holdings,
Inc.
125,000 3.800%,  3/15/2082
b
98,112
139,000 4.255%,  9/1/2024 137,002
98,000 2.250%,  6/1/2030 78,183
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
f
382,200
NextEra Energy Partners, LP,
Convertible
72,000 Zero Coupon,  6/15/2024
f
67,896
484,000 Zero Coupon,  11/15/2025
f
483,011
NiSource, Inc.
220,000 5.650%,  6/15/2023
b,i
202,950
98,000 2.950%,  9/1/2029 82,715
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
f
98,035
440,000 3.375%,  2/15/2029
f
356,242
135,000 5.250%,  6/15/2029
f
118,125
NRG Energy, Inc., Convertible
210,000 2.750%,  6/1/2048 223,545
PG&E Corporation
268,000 5.000%,  7/1/2028 230,468
Public Service Enterprise Group,
Inc.
98,000 1.600%,  8/15/2030 73,495
Sempra Energy
240,000 4.875%,  10/15/2025
b,i
223,200
120,000 3.400%,  2/1/2028 108,504
Southern Company
92,000 4.475%,  8/1/2024 90,843

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.5%) Value
Utilities (1.3%) - continued
$ 351,000 4.000%,  1/15/2051
b
$ 314,566
317,000 3.750%,  9/15/2051
b
257,052
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
f
348,007
Vistra Operations Company, LLC
184,000 5.125%,  5/13/2025
f
178,140
380,000 5.000%,  7/31/2027
f
343,235
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 91,796
138,000 4.600%,  6/1/2032 127,899
Total 8,785,235
Total Long-Term Fixed Income
(cost $461,996,578) 417,651,590
Shares Common Stock ( 13 .4% ) Value
Communications Services (0.9%)
3,149 Alphabet, Inc., Class A
k
301,202
17,648 Alphabet, Inc., Class C
k
1,696,855
5,745 AT&T, Inc. 88,128
925 Charter Communications, Inc.
k
280,599
27,916 Comcast Corporation 818,776
8,275 DISH Network Corporation
k
114,443
547 Emerald Holding, Inc.
k
1,849
1,925 Live Nation Entertainment, Inc.
k
146,377
4,696 Meta Platforms, Inc.
k
637,153
903 Netflix, Inc.
k
212,602
19,239 QuinStreet, Inc.
k
202,010
6,585 Twitter, Inc.
k
288,686
9,092 Verizon Communications, Inc. 345,223
4,134 Walt Disney Company
k
389,960
26,023 Warner Bros. Discovery, Inc.
k
299,265
4,674 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
k
71,279
Total 5,894,407
Consumer Discretionary (1.5%)
14,440 Amazon.com, Inc.
k
1,631,720
3,247 Aptiv plc
k
253,948
480 Bloomin' Brands, Inc. 8,798
411 Booking Holdings, Inc.
k
675,359
143 Boyd Gaming Corporation 6,814
5,175 Cedar Fair, LP 212,951
360 Chipotle Mexican Grill, Inc.
k
540,994
9,575 Clarus Corporation 128,975
17,504 Cooper-Standard Holdings, Inc.
k
102,223
3,154 D.R. Horton, Inc. 212,422
408 Dick's Sporting Goods, Inc. 42,693
16,109 Everi Holdings, Inc.
k
261,288
1,928 Expedia Group, Inc.
k
180,634
12,638 Ford Motor Company 141,546
8,333 General Motors Company 267,406
2,106 Grand Canyon Education, Inc.
k
173,219
6,187 Harley-Davidson, Inc. 215,803
1,496 Home Depot, Inc. 412,806
8,228 Libbey, Inc.
c,k
115,192
172 Lithia Motors, Inc. 36,903
2,501 Lowe's Companies, Inc. 469,713
1,092 Lululemon Athletica, Inc.
k
305,280
996 McDonald's Corporation 229,817
3,820 NIKE, Inc. 317,518
106 NVR, Inc.
k
422,630
2,255 Papa John's International, Inc. 157,873
217 Patrick Industries, Inc. 9,513
Shares Common Stock (13.4%) Value
Consumer Discretionary (1.5%) - continued
644 RH
k
$ 158,469
4,510 Sleep Number Corporation
k
152,483
15,540 Sonos, Inc.
k
216,006
2,950 Sony Group Corporation ADR 188,948
7,902 Stoneridge, Inc.
k
133,939
4,406 Tesla, Inc.
k
1,168,692
28,774 ThredUp, Inc.
k
52,944
764 VF Corporation 22,851
2,504 Yum! Brands, Inc. 266,275
7,563 Zumiez, Inc.
k
162,831
Total 10,057,476
Consumer Staples (0.6%)
2,481 BJ's Wholesale Club Holdings,
Inc.
k
180,642
356 Bunge, Ltd. 29,395
1,341 Casey's General Stores, Inc. 271,579
682 Coca-Cola Company 38,206
895 Costco Wholesale Corporation 422,682
1,096 Estee Lauder Companies, Inc. 236,626
4,159 John B. Sanfilippo & Son, Inc. 314,961
692 Kraft Heinz Company 23,078
7,278 Lamb Weston Holdings, Inc. 563,172
83 PepsiCo, Inc. 13,550
5,350 Philip Morris International, Inc. 444,103
20,065 Primo Water Corporation 251,816
1,468 Procter & Gamble Company 185,335
2,734 Sysco Corporation 193,321
6,323 Turning Point Brands, Inc. 134,237
45 Tyson Foods, Inc. 2,967
6,778 Walmart, Inc. 879,107
Total 4,184,777
Energy (0.7%)
8,522 BP plc ADR 243,303
401 Chevron Corporation 57,612
4,124 ConocoPhillips 422,050
14,428 Devon Energy Corporation 867,556
12,372 Enterprise Products Partners, LP 294,206
855 EOG Resources, Inc. 95,529
2,154 EQT Corporation 87,775
8,755 Exxon Mobil Corporation 764,399
11,490 Halliburton Company 282,884
3,987 Helmerich & Payne, Inc. 147,399
2,387 Marathon Petroleum Corporation 237,101
25,402 NOV, Inc. 411,004
2,566 Pioneer Natural Resources
Company 555,616
3,019 Schlumberger, Ltd. 108,382
2,719 Valero Energy Corporation 290,525
9,477 Williams Companies, Inc. 271,327
Total 5,136,668
Financials (1.8%)
13,947 Ally Financial, Inc. 388,145
1,773 American Express Company 239,195
853 Ameriprise Financial, Inc. 214,913
9,777 Arch Capital Group, Ltd.
k
445,245
216 Banc of California, Inc. 3,450
13,955 Bank of America Corporation 421,441
94 Bank of Marin Bancorp 2,815
5,426 Bank of N.T. Butterfield & Son, Ltd. 176,128
1,487 Berkshire Hathaway, Inc.
k
397,059
21,010 BlackRock Corporate High Yield
Fund, Inc., Rights
k
42

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.4%) Value
Financials (1.8%) - continued
2,150 BlackRock TCP Capital
Corporation $ 23,499
275 BlackRock, Inc. 151,327
12,577 Bridgewater Bancshares, Inc.
k
207,143
10,214 Byline Bancorp, Inc. 206,833
2,042 Capital One Financial Corporation 188,211
2,657 Carlyle Group, Inc. 68,657
880 Central Pacific Financial
Corporation 18,207
7,420 Charles Schwab Corporation 533,275
1,997 Chubb, Ltd. 363,214
10,349 Citigroup, Inc. 431,243
11,431 Columbia Banking System, Inc. 330,242
2,864 Comerica, Inc. 203,630
574 Community Trust Bancorp, Inc. 23,276
116 ConnectOne Bancorp, Inc. 2,675
1,435 Customers Bancorp, Inc.
k
42,304
1,388 Discover Financial Services 126,197
1,020 Ellington Residential Mortgage
REIT 6,293
1,469 Encore Capital Group, Inc.
k
66,810
5,578 Enterprise Financial Services
Corporation 245,655
17,815 Equitable Holdings, Inc. 469,425
4,452 Federated Hermes, Inc. 147,450
166 Financial Institutions, Inc. 3,996
130 First Mid-Illinois Bancshares, Inc. 4,156
29 Flushing Financial Corporation 562
863 FS KKR Capital Corporation 14,628
3,093 Glacier Bancorp, Inc. 151,959
2,744 Golub Capital BDC, Inc. 33,998
574 Great Southern Bancorp, Inc. 32,758
1,770 Hanmi Financial Corporation 41,914
8,971 Heartland Financial USA, Inc. 388,983
475 Hometrust Bancshares, Inc. 10,497
8,549 Hope Bancorp, Inc. 108,059
2,874 Houlihan Lokey, Inc. 216,642
251 Independent Bank Corporation 4,794
3,677 J.P. Morgan Chase & Company 384,247
1,975 Kinsale Capital Group, Inc. 504,455
1,516 M&T Bank Corporation 267,301
937 Marsh & McLennan Companies,
Inc. 139,885
1,408 MidWestOne Financial Group, Inc. 38,424
956 Moody's Corporation 232,413
4,669 Morgan Stanley 368,898
777 PacWest Bancorp 17,560
58 Pathward Financial, Inc. 1,912
92 Peapack-Gladstone Financial
Corporation 3,096
948 Popular, Inc. 68,313
11,037 Radian Group, Inc. 212,904
3,829 Raymond James Financial, Inc. 378,382
2,766 RLI Corporation 283,183
1,080 S&P Global, Inc. 329,778
7,274 Seacoast Banking Corporation of
Florida 219,893
3,005 State Street Corporation 182,734
262 T. Rowe Price Group, Inc. 27,513
3,897 Triumph Bancorp, Inc.
k
211,802
5,737 Truist Financial Corporation 249,789
283 TrustCo Bank Corporation NY 8,892
9,975 Wells Fargo & Company 401,195
7,457 Western Alliance Bancorp 490,223
6,794 Zions Bancorporation NA 345,543
Shares Common Stock (13.4%) Value
Financials (1.8%) - continued
521 Zurich Insurance Group AG $ 207,697
Total 12,732,977
Health Care (2.0%)
4,220 Abbott Laboratories 408,327
5,347 Agiliti, Inc.
k
76,516
858 Align Technology, Inc.
k
177,700
1,358 Alkermes plc
k
30,324
363 AmerisourceBergen Corporation 49,125
1,029 Amgen, Inc. 231,937
4,221 AstraZeneca plc ADR 231,480
3,307 Baxter International, Inc. 178,115
892 Biogen, Inc.
k
238,164
656 BioMarin Pharmaceutical, Inc.
k
55,609
734 Bio-Techne Corporation 208,456
17 Boston Scientific Corporation
k
658
168 Bristol-Myers Squibb Company 11,943
2,253 Cigna Holding Company 625,140
2,249 CVS Health Corporation 214,487
3,682 Danaher Corporation 951,024
3,099 Edwards Lifesciences Corporation
k
256,070
2,955 Elevance Health, Inc. 1,342,279
4,255 Enovis Corporation
k
196,028
5,530 Gilead Sciences, Inc. 341,146
5,858 Halozyme Therapeutics, Inc.
k
231,625
1,206 HCA Healthcare, Inc. 221,651
2,419 Hologic, Inc.
k
156,074
50 IDEXX Laboratories, Inc.
k
16,290
894 Insulet Corporation
k
205,084
1,319 Intuitive Surgical, Inc.
k
247,233
11,112 Ionis Pharmaceuticals, Inc.
k
491,484
4,832 Johnson & Johnson 789,356
2,287 Laboratory Corporation of America
Holdings 468,400
3,057 Lantheus Holdings, Inc.
k
214,999
7,622 Maravai LifeSciences Holdings,
Inc.
k
194,590
428 Medpace Holdings, Inc.
k
67,269
7,545 Medtronic plc 609,259
10,939 Merck & Company, Inc. 942,067
1,870 Novo Nordisk AS ADR 186,308
8,230 NuVasive, Inc.
k
360,556
774 Omnicell, Inc.
k
67,361
5,011 Pfizer, Inc. 219,281
7,313 Progyny, Inc.
k
271,020
347 Regeneron Pharmaceuticals, Inc.
k
239,038
1,665 Sarepta Therapeutics, Inc.
k
184,049
1,675 Stryker Corporation 339,254
4,463 Syneos Health, Inc.
k
210,430
488 Teleflex, Inc. 98,312
2,570 UFP Technologies, Inc.
k
220,609
23 UnitedHealth Group, Inc. 11,616
23,719 Viemed Healthcare, Inc.
k
142,314
675 Waters Corporation
k
181,933
2,159 Zimmer Biomet Holdings, Inc. 225,723
1,989 Zoetis, Inc. 294,949
Total 13,932,662
Industrials (1.8%)
837 3M Company 92,488
2,336 Advanced Drainage Systems, Inc. 290,528
8,858 Air Lease Corporation 274,687
2,257 AMETEK, Inc. 255,966
2,680 ASGN, Inc.
k
242,192

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.4%) Value
Industrials (1.8%) - continued
13,699 Badger Infrastructure Solutions,
Ltd. $ 279,167
6,405 Barnes Group, Inc. 184,976
615 Carlisle Companies, Inc. 172,452
119 Caterpillar, Inc. 19,526
1,011 Chart Industries, Inc.
k
186,378
6,566 Cimpress plc
k
160,736
691 Cintas Corporation 268,239
22,130 CNH Industrial NV 247,192
5,763 Crane Holdings, Company 504,493
15,664 CSX Corporation 417,289
1,320 Curtiss-Wright Corporation 183,691
242 Deere & Company 80,801
6,635 Delta Air Lines, Inc.
k
186,178
15,193 Dun & Bradstreet Holdings, Inc. 188,241
3,351 Emerson Electric Company 245,360
2,101 Expeditors International of
Washington, Inc. 185,539
3,197 Forward Air Corporation 288,561
2,041 FTI Consulting, Inc.
k
338,214
1,161 General Dynamics Corporation 246,329
73 Gorman-Rupp Company 1,737
4,897 Greenbrier Companies, Inc. 118,850
3,985 Helios Technologies, Inc. 201,641
9,004 Howmet Aerospace, Inc. 278,494
186 Hubbell, Inc. 41,478
7,242 IAA, Inc.
k
230,658
610 IDEX Corporation 121,908
18,880 Janus International Group, Inc.
k
168,410
3,415 Johnson Controls International plc 168,086
970 L3Harris Technologies, Inc. 201,595
1,382 Lincoln Electric Holdings, Inc. 173,745
3,770 ManpowerGroup, Inc. 243,881
1,503 Middleby Corporation
k
192,640
4,975 Miller Industries, Inc. 105,918
927 Norfolk Southern Corporation 194,346
467 Northrop Grumman Corporation 219,639
1,462 Old Dominion Freight Line, Inc. 363,702
1,592 Parker-Hannifin Corporation 385,758
2,700 Pentair plc 109,701
3,502 Quanta Services, Inc. 446,120
2,242 Regal Rexnord Corporation 314,687
470 SkyWest, Inc.
k
7,642
6,105 Southwest Airlines Company
k
188,278
7,724 Sun Country Airlines Holdings,
Inc.
k
105,124
521 SunPower Corporation
k
12,004
3,076 Tennant Company 173,979
5,118 Timken Company 302,167
12,382 Uber Technologies, Inc.
k
328,123
2,345 Union Pacific Corporation 456,853
2,235 United Parcel Service, Inc. 361,042
2,084 United Rentals, Inc.
k
562,930
Total 12,320,359
Information Technology (2.5%)
47 Adobe, Inc.
k
12,934
1,756 Advanced Energy Industries, Inc. 135,932
2,955 Agilysys, Inc.
k
163,559
1,593 Amphenol Corporation 106,667
941 ANSYS, Inc.
k
208,620
19,326 Apple, Inc. 2,670,853
1,226 Autodesk, Inc.
k
229,017
7,686 BigCommerce Holdings, Inc.
k
113,753
1,496 Bill.com Holdings, Inc.
k
198,026
Shares Common Stock (13.4%) Value
Information Technology (2.5%) - continued
5,199 Block, Inc.
k
$ 285,893
342 Cadence Design Systems, Inc.
k
55,893
8,806 Ciena Corporation
k
356,027
12,602 Cisco Systems, Inc. 504,080
330 Computer Services, Inc. 18,397
2,118 Dolby Laboratories, Inc. 137,988
13,349 Dropbox, Inc.
k
276,591
4,160 Fidelity National Information
Services, Inc. 314,371
1,032 Fiserv, Inc.
k
96,564
519 FLEETCOR Technologies, Inc.
k
91,432
17,606 Gilat Satellite Networks, Ltd.
k
93,840
127 KLA-Tencor Corporation 38,434
13,976 Knowles Corporation
k
170,088
709 Lam Research Corporation 259,494
808 Littelfuse, Inc. 160,542
1,495 Mastercard, Inc. 425,088
4,593 Microchip Technology, Inc. 280,311
11,771 Microsoft Corporation 2,741,466
5,279 NAPCO Security Technologies,
Inc.
k
153,513
5,685 National Instruments Corporation 214,552
1,296 NICE, Ltd. ADR
k
243,959
5,374 NVIDIA Corporation 652,350
11,692 ON Semiconductor Corporation
k
728,762
5,598 PayPal Holdings, Inc.
k
481,820
383 Plexus Corporation
k
33,535
785 Qorvo, Inc.
k
62,337
6,016 QUALCOMM, Inc. 679,688
2,963 Salesforce, Inc.
k
426,198
7,020 Samsung Electronics Company,
Ltd. 257,769
893 ServiceNow, Inc.
k
337,206
2,546 Skyworks Solutions, Inc. 217,097
2,953 Splunk, Inc.
k
222,066
261 Teledyne Technologies, Inc.
k
88,080
254 Teradyne, Inc. 19,088
4,922 Texas Instruments, Inc. 761,827
4,671 Trimble, Inc.
k
253,495
3,352 TTEC Holdings, Inc. 148,527
35,255 TTM Technologies, Inc.
k
464,661
3,182 Wolfspeed, Inc.
k
328,892
2,527 Workiva, Inc.
k
196,601
Total 17,117,883
Materials (0.6%)
6,825 Ashland, Inc. 648,170
371 Avery Dennison Corporation 60,362
6,861 Axalta Coating Systems, Ltd.
k
144,493
4,089 Ball Corporation 197,580
7,813 Carpenter Technology Corporation 243,297
553 Celanese Corporation 49,958
2,927 CF Industries Holdings, Inc. 281,724
140 Crown Holdings, Inc. 11,344
4,721 Dow, Inc. 207,393
1,563 Eastman Chemical Company 111,051
4,974 Ingevity Corporation
k
301,574
30,245 Ivanhoe Mines, Ltd.
k
194,649
562 Linde plc 151,510
6,454 LyondellBasell Industries NV 485,857
1,693 Nucor Corporation 181,134
3,244 PPG Industries, Inc. 359,078
5,989 Steel Dynamics, Inc. 424,919

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (13.4%) Value
Materials (0.6%) - continued
2,063 United States Lime & Minerals, Inc. $ 210,839
Total 4,264,932
Real Estate (0.4%)
3,188 Agree Realty Corporation 215,445
2,010 Alexandria Real Estate Equities,
Inc. 281,782
654 AvalonBay Communities, Inc. 120,460
1,672 Camden Property Trust 199,721
1,629 CBRE Group, Inc.
k
109,974
2,216 Digital Realty Trust, Inc. 219,783
15,344 Healthcare Realty Trust, Inc. 319,922
13,819 Host Hotels & Resorts, Inc. 219,446
10,518 Independence Realty Trust, Inc. 175,966
8,690 National Storage Affiliates Trust 361,330
9,271 Pebblebrook Hotel Trust 134,522
1,457 Public Storage, Inc. 426,624
Total 2,784,975
Utilities (0.6%)
8,373 Alliant Energy Corporation 443,685
1,551 American Electric Power
Company, Inc. 134,084
1,176 Black Hills Corporation 79,651
9,920 CenterPoint Energy, Inc. 279,546
3,476 Constellation Energy Corporation 289,168
2,463 Duke Energy Corporation 229,108
5,292 Entergy Corporation 532,534
1,007 Evergy, Inc. 59,816
5,159 NextEra Energy, Inc. 404,517
13,718 NiSource, Inc. 345,556
1,649 NorthWestern Corporation 81,263
573 NRG Energy, Inc. 21,929
706 OGE Energy Corporation 25,741
3,415 Portland General Electric
Company 148,416
3,354 Public Service Enterprise Group,
Inc. 188,595
2,781 Sempra Energy 416,983
2,272 Spire, Inc. 141,614
Total 3,822,206
Total Common Stock
(cost $82,261,074) 92,249,322
Shares
Registered Investment
Companies ( 10 .7% ) Value
Unaffiliated  (0.8%)
58,018 Aberdeen Asia-Pacific Income
Fund, Inc. 146,205
25,475 AllianceBernstein Global High
Income Fund, Inc. 226,218
36,413 Allspring Income Opportunities
Fund 225,761
15,300 BlackRock Core Bond Trust 153,000
21,010 BlackRock Corporate High Yield
Fund, Inc. 179,636
20,506 BlackRock Credit Allocation
Income Trust 195,627
2,000 BlackRock Debt Strategies Fund,
Inc. 17,840
1,025 BlackRock Enhanced Equity
Dividend Trust 8,313
18,974 BlackRock Enhanced Global
Dividend Trust 167,161
Shares
Registered Investment
Companies (10.7%) Value
Unaffiliated  (0.8%)- continued
6,400 BlackRock Enhanced International
Dividend Trust $ 28,608
1,100 BlackRock Floating Rate Income
Strategies Fund, Inc. 12,111
12,600 BlackRock Income Trust, Inc. 52,164
11,978 BlackRock Multi-Sector Income
Trust 170,567
12,886 Blackstone Strategic Credit Fund
h
136,978
22,216 Eaton Vance Limited Duration
Income Fund 204,609
2,939 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 21,308
1,475 Energy Select Sector SPDR Fund 106,229
16,734 First Trust High Income Long/Short
Fund 181,397
9,655 Invesco Dynamic Credit
Opportunities Fund
c
101,261
45,650 Nuveen Credit Strategies Income
Fund 233,272
5,800 Nuveen Preferred Income
Opportunities Fund 40,310
6,800 Nuveen Quality Preferred Income
Fund II 44,676
20,792 PGIM Global High Yield Fund, Inc. 219,979
19,473 PGIM High Yield Bond Fund, Inc. 224,718
7,334 Pimco Dynamic Income Fund 142,133
4,363 SPDR Bloomberg High Yield Bond
ETF
h
383,290
27,663 SPDR Bloomberg Short Term High
Yield Bond ETF
h
657,826
2,811 Tri-Continental Corporation 71,849
7,850 Vanguard Short-Term Corporate
Bond ETF 583,098
12,300 Virtus AllianzGI Convertible &
Income Fund 39,360
1,950 Virtus AllianzGI Equity &
Convertible Income Fund 39,605
12,871 Virtus Dividend, Interest &
Premium Strategy Fund 137,462
27,169 Voya Global Equity Dividend &
Premium Opportunity Fund 135,845
36,561 Western Asset High Income
Opportunity Fund, Inc. 134,544
Total 5,422,960
Affiliated  (9.9%)
7,753,027 Thrivent Core Emerging Markets
Debt Fund 54,891,432
1,758,649 Thrivent Core International Equity
Fund 13,611,946
Total 68,503,378
Total Registered Investment
Companies (cost $97,910,771) 73,926,338
Shares Preferred Stock ( 1 .6% ) Value
Communications Services (0.1%)
25,875 AT&T, Inc., 4.750%
i
485,932
3,374 Paramount Global, Convertible,
5.750% 104,257
11,250 Telephone and Data Systems, Inc.,
6.000%
i
209,250
Total 799,439

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.6%) Value
Consumer Non-Cyclical (0.2%)
11,300 Becton, Dickinson and Company,
Convertible, 6.000% $ 532,682
3,412 Boston Scientific Corporation,
Convertible, 5.500% 345,363
4,150 CHS, Inc., 6.750%
b,i
102,713
156 Danaher Corporation, Convertible,
5.000%
h
210,208
Total 1,190,966
Energy (0.1%)
28,205 Crestwood Equity Partners, LP,
9.250%
i
252,999
5,300 Energy Transfer, LP, 7.600%
b,i
128,207
5,109 NuStar Logistics, LP, 9.246%
b
124,711
748 UGI Corporation, Convertible,
7.250% 59,653
Total 565,570
Financials (1.0%)
7,525 Aegon Funding Corporation II,
5.100% 157,047
15,500 Allstate Corporation, 5.100%
i
325,345
11,000 Bank of America Corporation,
4.250%
i
190,850
5,800 Bank of America Corporation,
5.375%
i
125,976
459 Bank of America Corporation,
Convertible, 7.250%
i
538,407
14,875 Capital One Financial Corporation,
5.000%
h,i
291,996
8,650 Cobank ACB, 6.250%
b,c,i
865,000
16,200 Equitable Holdings, Inc., 5.250%
i
337,446
425 First Horizon Bank, 3.750%
b,f,i
340,000
9,000 First Republic Bank, 4.500%
i
166,770
17,000 J.P. Morgan Chase & Company,
4.200%
i
306,680
9,925 J.P. Morgan Chase & Company,
4.750%
i
209,021
9,600 J.P. Morgan Chase & Company,
5.750%
i
237,216
6,253 KKR & Company, Inc.,
Convertible, 6.000% 340,288
16,800 Morgan Stanley, 5.850%
b,i
407,064
11,100 Morgan Stanley, 7.125%
b,i
283,494
17,650 Public Storage, 4.125%
i
322,113
3,775 Public Storage, 4.625%
i
76,066
958 Public Storage, 4.700%
i
19,562
2,700 Regions Financial Corporation,
5.700%
b,i
60,588
2,675 Synovus Financial Corporation,
5.875%
b,i
65,564
14,400 Truist Financial Corporation,
4.750%
i
285,696
15,500 Wells Fargo & Company, 4.250%
i
266,445
763 Wells Fargo & Company,
Convertible, 7.500%
i
918,652
Total 7,137,286
Utilities (0.2%)
7,116 AES Corporation, Convertible,
6.875% 628,841
3,479 American Electric Power
Company, Inc., Convertible,
6.125% 172,210
17,250 CMS Energy Corporation, 4.200%
i
294,975
Shares Preferred Stock (1.6%) Value
Utilities (0.2%) - continued
2,078 NextEra Energy, Inc., Convertible,
5.279% $ 103,443
697 NiSource, Inc., Convertible,
7.750% 70,111
9,200 Southern Company, 4.950% 189,888
Total 1,459,468
Total Preferred Stock
(cost $13,014,382) 11,152,729
Shares
Collateral Held for Securities
Loaned ( 1 .1% ) Value
7,945,605 Thrivent Cash Management Trust 7,945,605
Total Collateral Held for
Securities Loaned
(cost $7,945,605) 7,945,605
Shares or
Principal
Amount Short-Term Investments ( 13 .1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 2.430%, 10/14/2022
l,m
99,907
100,000 2.550%, 10/19/2022
l,m
99,867
1,000,000 2.437%, 10/28/2022
l,m
997,900
300,000 2.770%, 11/9/2022
l,m
299,030
800,000 2.928%, 11/18/2022
l,m
796,787
100,000 2.740%, 11/29/2022
l,m
99,503
700,000 3.440%, 12/21/2022
l,m
694,780
Thrivent Core Short-Term Reserve
Fund
8,353,967 3.170% 83,539,668
U.S. Treasury Bills
100,000 2.418%, 10/20/2022
l,n
99,879
800,000 2.532%, 10/25/2022
l,o
798,761
200,000 2.380%, 10/27/2022
l,n
199,657
2,900,000 2.663%, 11/17/2022
l,n,o
2,889,669
Total Short-Term Investments
(cost $90,606,687) 90,615,408
Total Investments (cost
$828,782,307) 110.4% $ 762,916,554
Other Assets and Liabilities, Net
(10.4%) (72,074,794)
Total Net Assets 100.0% $ 690,841,760
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $129,532,463 or
18.7% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
o At September 30, 2022, $1,988,829 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Diversified Income Plus Portfolio as of September 30, 2022
was $288,496 or 0.04% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 297,661
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 5,153,751
Common Stock 1,952,253
Total lending $7,106,004
Gross amount payable upon return of
collateral for securities loaned $7,945,605
Net amounts due to counterparty $839,601
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 9,518,320 – 7,654,310 1,864,010
Capital Goods 12,616,523 – 9,194,546 3,421,977
Communications Services 14,579,616 – 13,436,003 1,143,613
Consumer Cyclical 8,748,439 – 8,748,439 –
Consumer Non-Cyclical 7,792,651 – 6,895,018 897,633
Energy 3,210,548 – 3,210,548 –
Financials 3,271,599 – 3,000,574 271,025
Technology 3,219,574 – 2,793,614 425,960
Transportation 4,654,991 – 4,469,475 185,516
Utilities 1,763,301 – 1,763,301 –
Long-Term Fixed Income
Asset-Backed Securities 35,316,509 – 34,640,653 675,856
Basic Materials 7,091,714 – 7,091,714 –
Capital Goods 14,486,791 – 14,486,791 –
Collateralized Mortgage Obligations 32,501,889 – 31,373,407 1,128,482
Commercial Mortgage-Backed Securities 5,576,324 – 5,576,324 –
Communications Services 18,548,896 – 18,548,896 –
Consumer Cyclical 24,497,375 – 24,497,375 –
Consumer Non-Cyclical 19,400,183 – 19,400,183 –
Energy 19,669,183 – 19,669,183 –
Financials 56,584,907 – 56,584,907 –
Foreign Government 136,073 – 136,073 –
Mortgage-Backed Securities 137,898,821 – 137,898,821 –
Technology 13,737,697 – 13,737,697 –
Transportation 5,076,223 – 5,076,223 –
U.S. Government & Agencies 18,343,770 – 18,343,770 –
Utilities 8,785,235 – 8,785,235 –
Common Stock
Communications Services 5,894,407 5,823,128 71,279 –
Consumer Discretionary 10,057,476 9,942,284 – 115,192
Consumer Staples 4,184,777 4,184,777 – –
Energy 5,136,668 5,136,668 – –
Financials 12,732,977 12,525,280 207,697 –
Health Care 13,932,662 13,932,662 – –
Industrials 12,320,359 12,041,192 279,167 –
Information Technology 17,117,883 16,860,114 257,769 –
Materials 4,264,932 4,070,283 194,649 –
Real Estate 2,784,975 2,784,975 – –
Utilities 3,822,206 3,822,206 – –
Preferred Stock
Communications Services 799,439 799,439 – –
Consumer Non-Cyclical 1,190,966 1,190,966 – –
Energy 565,570 565,570 – –
Financials 7,137,286 5,932,286 340,000 865,000
Utilities 1,459,468 1,459,468 – –
Registered Investment Companies
Unaffiliated 5,422,960 5,321,699 – 101,261
Short-Term Investments 7,075,740 – 7,075,740 –
Subtotal Investments in Securities $ 602,927,903 $ 106,392,997 $ 485,439,381 $ 11,095,525
Other Investments  * Total
Affiliated Registered Investment Companies 68,503,378
Affiliated Short-Term Investments 83,539,668
Collateral Held for Securities Loaned 7,945,605
Subtotal Other Investments $ 159,988,651
Total Investments at Value $ 762,916,554

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,223,981 2,223,981 – –
Total Asset Derivatives $ 2,223,981 $ 2,223,981 $ – $ –
Liability Derivatives
Futures Contracts 6,273,707 6,273,707 – –
Credit Default Swaps 32,868 – 32,868 –
Total Liability Derivatives $ 6,306,575 $ 6,273,707 $ 32,868 $ –
The following table presents Diversified Income Plus Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$3,087,774 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 2 December 2022 $ 235,460 ( $ 11,335 )
CBOT U.S. Long Bond 136 December 2022 18,623,945 (1,432,695)
CME E-mini S&P 500 Index 157 December 2022 31,582,631 (3,310,856)
CME Ultra Long Term U.S. Treasury Bond 126 December 2022 18,613,965 (1,351,965)
Ultra 10-Yr. U.S. Treasury Note 24 December 2022 3,010,481 (166,856)
Total Futures Long Contracts $ 72,066,482 ( $ 6,273,707 )
CBOT 5-Yr. U.S. Treasury Note (46) December 2022 ( $ 5,123,848 ) $ 178,489
CME E-mini Russell 2000 Index (189) December 2022 (17,502,140) 1,722,530
ICE mini MSCI EAFE Index (35) December 2022 (3,229,012) 322,962
Total Futures Short Contracts ( $ 25,855,000 ) $ 2,223,981
Total Futures Contracts $ 46,211,482 ( $ 4,049,726 )

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Diversified Income Plus Portfolio's swaps contracts held as of September 30, 2022. Investments totaling $399,180 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 4,690,000 $ – ( $ 32,868 ) ( $ 32,868 )
Total Credit Default Swaps $ – ( $ 32,868 ) ( $ 32,868 )
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 73,032 $ 2,642 $ 1,400 $ 54,891 7,753 7.9%
Core International Equity 26,593 – 6,000 13,612 1,759 2.0
Total Affiliated Registered Investment
Companies 99,625 68,503 9.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 210,377 163,485 290,322 83,540 8,354 12.1
Total Affiliated Short-Term Investments 210,377 83,540 12.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,652 125,465 126,171 7,946 7,946 1.1
Total Collateral Held for Securities Loaned 8,652 7,946 1.1
Total Value $ 318,654 $ 159,989

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($442) ($18,941) $ – $ 2,643
Core International Equity (494) (6,487) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 3 (3) – 1,310
Total Income/Non Income Cash from Affiliated
Investments $ 3,953
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 111
Total Affiliated Income from Securities Loaned, Net $ 111
Total Value ($933) ($25,431) $ –

ESG Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94.3% ) Value
Communications Services (8.9%)
11,103 Alphabet, Inc., Class A
a
$ 1,062,002
10,411 Alphabet, Inc., Class C
a
1,001,018
10 Cable One, Inc. 8,530
519 Electronic Arts, Inc. 60,053
81 John Wiley and Sons, Inc. 3,042
298 Liberty Global plc, Class A
a
4,646
555 Liberty Global plc, Class C
a
9,158
1,699 Lumen Technologies, Inc. 12,369
308 New York Times Company 8,855
380 Omnicom Group, Inc. 23,974
54 Scholastic Corporation 1,661
7,744 Verizon Communications, Inc. 294,040
3,362 Walt Disney Company
a
317,137
4,255 Warner Bros. Discovery, Inc.
a
48,933
483 ZoomInfo Technologies, Inc.
a
20,122
Total 2,875,540
Consumer Discretionary (11.5%)
499 Aptiv plc
a
39,027
425 Aramark 13,260
154 Autoliv, Inc. 10,261
70 AutoNation, Inc.
a
7,131
374 Best Buy Company, Inc. 23,689
75 Booking Holdings, Inc.
a
123,241
441 BorgWarner, Inc. 13,847
57 Buckle, Inc. 1,805
277 Capri Holdings, Ltd.
a
10,648
296 CarMax, Inc.
a
19,542
64 Choice Hotels International, Inc. 7,009
66 Columbia Sportswear Company 4,442
230 Darden Restaurants, Inc. 29,054
49 Deckers Outdoor Corporation
a
15,318
67 Domino's Pizza, Inc. 20,783
40 Ethan Allen Interiors, Inc. 846
160 Foot Locker, Inc. 4,981
477 GameStop Corporation
a
11,987
373 Gap, Inc. 3,062
282 Garmin, Ltd. 22,647
647 Hanesbrands, Inc. 4,503
258 Harley-Davidson, Inc. 8,999
242 Hasbro, Inc. 16,316
515 Hilton Worldwide Holdings, Inc. 62,119
1,897 Home Depot, Inc. 523,458
40 Jack in the Box, Inc. 2,963
237 Kohl's Corporation 5,961
81 La-Z-Boy, Inc. 1,828
499 LKQ Corporation 23,528
1,180 Lowe's Companies, Inc. 221,616
760 Lucid Group, Inc.
a
10,617
512 Marriott International, Inc. 71,752
643 Mattel, Inc.
a
12,178
1,365 McDonald's Corporation 314,960
72 Meritage Homes Corporation
a
5,059
96 Mohawk Industries, Inc.
a
8,754
725 Newell Brands, Inc. 10,070
2,342 NIKE, Inc. 194,667
202 Nordstrom, Inc. 3,379
81 ODP Corporation
a
2,847
74 Pool Corporation 23,548
125 PVH Corporation 5,600
577 Rivian Automotive, Inc.
a
18,989
423 Royal Caribbean Cruises, Ltd.
a
16,032
87 Signet Jewelers, Ltd. 4,976
2,117 Starbucks Corporation 178,378
856 Target Corporation 127,022
Shares Common Stock (94.3%) Value
Consumer Discretionary (11.5%) - continued
4,876 Tesla, Inc.
a
$ 1,293,359
257 Topgolf Callaway Brands
Corporation
a
4,950
208 Tractor Supply Company 38,663
96 Ulta Beauty, Inc.
a
38,514
344 Under Armour, Inc., Class A
a
2,288
377 Under Armour, Inc., Class C
a
2,247
74 Vail Resorts, Inc. 15,957
613 VF Corporation 18,335
104 Whirlpool Corporation 14,020
149 Wolverine World Wide, Inc. 2,293
Total 3,693,325
Consumer Staples (7.8%)
1,037 Archer-Daniels-Midland Company 83,427
280 Bunge, Ltd. 23,120
390 Campbell Soup Company 18,377
447 Church & Dwight Company, Inc. 31,934
226 Clorox Company 29,016
7,598 Coca-Cola Company 425,640
1,469 Colgate-Palmolive Company 103,197
886 Conagra Brands, Inc. 28,910
300 Darling Ingredients, Inc.
a
19,845
429 Estee Lauder Companies, Inc. 92,621
1,112 General Mills, Inc. 85,190
172 Hain Celestial Group, Inc.
a
2,903
550 Hormel Foods Corporation 24,992
125 Ingredion, Inc. 10,065
201 J.M. Smucker Company 27,619
468 Kellogg Company 32,601
1,439 Keurig Dr. Pepper, Inc. 51,545
623 Kimberly-Clark Corporation 70,112
1,354 Kraft Heinz Company 45,156
1,276 Kroger Company 55,825
270 Lamb Weston Holdings, Inc. 20,893
459 McCormick & Company, Inc. 32,713
2,554 Mondelez International, Inc. 140,036
2,552 PepsiCo, Inc. 416,639
4,428 Procter & Gamble Company 559,035
936 Sysco Corporation 66,185
103 United Natural Foods, Inc.
a
3,540
Total 2,501,136
Energy (1.6%)
1,817 Baker Hughes Company 38,084
423 Cheniere Energy, Inc. 70,180
87 Core Laboratories NV 1,173
1,658 Halliburton Company 40,820
999 Marathon Petroleum Corporation 99,231
715 NOV, Inc. 11,569
822 ONEOK, Inc. 42,119
885 Phillips 66 71,437
785 TechnipFMC plc
a
6,641
756 Valero Energy Corporation 80,778
2,241 Williams Companies, Inc. 64,160
Total 526,192
Financials (9.3%)
508 Allstate Corporation 63,261
596 Ally Financial, Inc. 16,587
1,181 American Express Company 159,329
203 Ameriprise Financial, Inc. 51,146
388 Arthur J. Gallagher & Company 66,433
73 Bank of Hawaii Corporation 5,557

ESG Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.3%) Value
Financials (9.3%) - continued
1,409 Bank of New York Mellon
Corporation $ 54,275
280 BlackRock, Inc. 154,078
138 Cathay General Bancorp 5,307
2,683 Charles Schwab Corporation 192,827
787 Chubb, Ltd. 143,140
921 Citizens Financial Group, Inc. 31,646
662 CME Group, Inc. 117,260
241 Comerica, Inc. 17,135
519 Discover Financial Services 47,187
703 Equitable Holdings, Inc. 18,524
70 FactSet Research Systems, Inc. 28,008
332 First Republic Bank 43,343
558 Franklin Resources, Inc. 12,008
611 Hartford Financial Services Group,
Inc. 37,845
73 Heartland Financial USA, Inc. 3,165
2,666 Huntington Bancshares, Inc. 35,138
1,030 Intercontinental Exchange, Inc. 93,061
100 International Bancshares
Corporation 4,250
637 Invesco, Ltd. 8,727
1,718 KeyCorp 27,522
302 Lincoln National Corporation 13,261
389 Loews Corporation 19,388
331 M&T Bank Corporation 58,362
70 MarketAxess Holdings, Inc. 15,574
927 Marsh & McLennan Companies,
Inc. 138,392
306 Moody's Corporation 74,392
2,422 Morgan Stanley 191,362
638 Nasdaq, Inc. 36,162
861 New York Community Bancorp,
Inc. 7,344
365 Northern Trust Corporation 31,229
545 Old National Bancorp 8,976
763 PNC Financial Services Group,
Inc. 114,007
466 Principal Financial Group, Inc. 33,622
1,078 Progressive Corporation 125,274
692 Prudential Financial, Inc. 59,360
1,729 Regions Financial Corporation 34,701
641 S&P Global, Inc. 195,729
675 State Street Corporation 41,047
109 SVB Financial Group
a
36,600
926 Synchrony Financial 26,104
420 T. Rowe Price Group, Inc. 44,104
445 Travelers Companies, Inc. 68,174
2,450 Truist Financial Corporation 106,673
404 Umpqua Holdings Corporation 6,904
189 Voya Financial, Inc. 11,435
206 Willis Towers Watson plc 41,394
280 Zions Bancorporation NA 14,241
Total 2,990,570
Health Care (11.1%)
3,261 AbbVie, Inc. 437,659
83 ABIOMED, Inc.
a
20,390
554 Agilent Technologies, Inc. 67,339
138 Align Technology, Inc.
a
28,581
289 AmerisourceBergen Corporation 39,110
986 Amgen, Inc. 222,244
526 Becton, Dickinson and Company 117,209
271 Biogen, Inc.
a
72,357
341 BioMarin Pharmaceutical, Inc.
a
28,906
Shares Common Stock (94.3%) Value
Health Care (11.1%) - continued
72 Bio-Techne Corporation $ 20,448
3,930 Bristol-Myers Squibb Company 279,384
503 Cardinal Health, Inc. 33,540
1,080 Centene Corporation
a
84,035
586 Cigna Holding Company 162,597
91 Cooper Companies, Inc. 24,015
107 DaVita, Inc.
a
8,856
405 Dentsply Sirona, Inc. 11,482
724 DexCom, Inc.
a
58,311
1,149 Edwards Lifesciences Corporation
a
94,942
445 Elevance Health, Inc. 202,137
2,315 Gilead Sciences, Inc. 142,812
436 HCA Healthcare, Inc. 80,132
256 Henry Schein, Inc.
a
16,837
461 Hologic, Inc.
a
29,744
233 Humana, Inc. 113,049
155 IDEXX Laboratories, Inc.
a
50,499
290 Illumina, Inc.
a
55,329
127 Insulet Corporation
a
29,134
349 IQVIA Holding, Inc.
a
63,218
115 Jazz Pharmaceuticals, Inc.
a
15,328
172 Laboratory Corporation of America
Holdings 35,227
4,667 Merck & Company, Inc. 401,922
42 Mettler-Toledo International, Inc.
a
45,533
160 Patterson Companies, Inc. 3,843
143 Pediatrix Medical Group, Inc.
a
2,361
217 Quest Diagnostics, Inc. 26,624
270 ResMed, Inc. 58,941
199 Select Medical Holdings
Corporation 4,398
185 STERIS plc 30,762
296 Teladoc Health, Inc.
a
7,504
472 Vertex Pharmaceuticals, Inc.
a
136,663
111 Waters Corporation
a
29,918
136 West Pharmaceutical Services,
Inc. 33,467
869 Zoetis, Inc. 128,864
Total 3,555,651
Industrials (8.0%)
1,023 3M Company 113,042
240 A.O. Smith Corporation 11,659
158 ACCO Brands Corporation 774
65 Acuity Brands, Inc. 10,236
117 AGCO Corporation 11,252
198 Air Lease Corporation 6,140
165 Allegion plc 14,797
18 AMERCO 9,166
72 Applied Industrial Technologies,
Inc. 7,400
47 ArcBest Corporation 3,418
94 ASGN, Inc.
a
8,495
60 Avis Budget Group, Inc.
a
8,908
319 Builders FirstSource, Inc.
a
18,795
237 C.H. Robinson Worldwide, Inc. 22,825
1,566 Carrier Global Corporation 55,687
984 Caterpillar, Inc. 161,455
394 Copart, Inc.
a
41,922
4,013 CSX Corporation 106,906
260 Cummins, Inc. 52,913
536 Deere & Company 178,965
293 Delta Air Lines, Inc.
a
8,222
76 Deluxe Corporation 1,265
265 Dover Corporation 30,894

ESG Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.3%) Value
Industrials (8.0%) - continued
735 Eaton Corporation plc $ 98,020
94 EMCOR Group, Inc. 10,855
313 Expeditors International of
Washington, Inc. 27,641
97 Exponent, Inc. 8,504
1,060 Fastenal Company 48,802
240 Flowserve Corporation 5,832
630 Fortive Corporation 36,729
241 Fortune Brands Home and
Security, Inc. 12,939
312 Graco, Inc. 18,704
85 Granite Construction, Inc. 2,158
34 Heidrick & Struggles International,
Inc. 884
78 HNI Corporation 2,068
36 ICF International, Inc. 3,925
140 IDEX Corporation 27,979
575 Illinois Tool Works, Inc. 103,874
749 Ingersoll - Rand, Inc. 32,402
107 Interface, Inc. 962
1,284 Johnson Controls International plc 63,198
59 Kelly Services, Inc. 802
290 Knight-Swift Transportation
Holdings, Inc. 14,190
60 Lennox International, Inc. 13,360
102 Lincoln Electric Holdings, Inc. 12,823
100 ManpowerGroup, Inc. 6,469
435 Masco Corporation 20,310
370 MDU Resources Group, Inc. 10,120
95 Middleby Corporation
a
12,176
440 Norfolk Southern Corporation 92,246
179 Owens Corning, Inc. 14,071
640 PACCAR, Inc. 53,562
237 Parker-Hannifin Corporation 57,427
307 Pentair plc 12,473
263 Quanta Services, Inc. 33,504
57 Resources Connection, Inc. 1,030
207 Robert Half International, Inc. 15,836
215 Rockwell Automation, Inc. 46,249
94 Ryder System, Inc. 7,096
289 Sensata Technologies Holding plc 10,774
100 Snap-On, Inc. 20,135
274 Southwest Airlines Company
a
8,450
279 Stanley Black & Decker, Inc. 20,984
143 Steelcase, Inc. 932
33 Tennant Company 1,866
99 Tetra Tech, Inc. 12,724
127 Timken Company 7,498
431 Trane Technologies plc 62,413
353 TransUnion 21,000
62 TrueBlue, Inc.
a
1,183
1,160 Union Pacific Corporation 225,991
1,356 United Parcel Service, Inc. 219,048
132 United Rentals, Inc.
a
35,656
85 W.W. Grainger, Inc. 41,581
320 Wabtec Corporation 26,032
332 Xylem, Inc. 29,004
Total 2,559,627
Information Technology (29.0%)
1,169 Accenture plc 300,784
872 Adobe, Inc.
a
239,974
2,991 Advanced Micro Devices, Inc.
a
189,510
295 Akamai Technologies, Inc.
a
23,694
959 Analog Devices, Inc. 133,627
Shares Common Stock (94.3%) Value
Information Technology (29.0%) - continued
162 ANSYS, Inc.
a
$ 35,915
1,606 Applied Materials, Inc. 131,580
401 Autodesk, Inc.
a
74,907
774 Automatic Data Processing, Inc. 175,071
288 Black Knight, Inc.
a
18,642
511 Cadence Design Systems, Inc.
a
83,513
7,643 Cisco Systems, Inc. 305,720
323 Cognex Corporation 13,388
962 Cognizant Technology Solutions
Corporation 55,257
377 CommScope Holding Company,
Inc.
a
3,472
1,482 Corning, Inc. 43,008
136 Coupa Software, Inc.
a
7,997
506 Dell Technologies, Inc. 17,290
112 F5, Inc.
a
16,210
48 Fair Isaac Corporation
a
19,776
1,124 Fidelity National Information
Services, Inc. 84,941
845 Flex, Ltd.
a
14,078
1,259 Fortinet, Inc.
a
61,855
145 Guidewire Software, Inc.
a
8,929
2,394 Hewlett Packard Enterprise
Company 28,680
1,943 HP, Inc. 48,420
83 HubSpot, Inc.
a
22,420
7,547 Intel Corporation 194,486
1,659 International Business Machines
Corporation 197,106
495 Intuit, Inc. 191,723
82 Itron, Inc.
a
3,453
337 Keysight Technologies, Inc.
a
53,030
256 Lam Research Corporation 93,696
1,603 Mastercard, Inc. 455,797
1,024 Microchip Technology, Inc. 62,495
13,114 Microsoft Corporation 3,054,251
309 Motorola Solutions, Inc. 69,207
1,074 NortonLifeLock, Inc. 21,630
4,622 NVIDIA Corporation 561,065
484 NXP Semiconductors NV 71,395
278 Okta, Inc.
a
15,810
798 ON Semiconductor Corporation
a
49,739
2,956 Oracle Corporation 180,523
95 Paycom Software, Inc.
a
31,349
2,031 PayPal Holdings, Inc.
a
174,808
206 PTC, Inc.
a
21,548
143 RingCentral, Inc.
a
5,714
195 Roper Industries, Inc. 70,130
1,835 Salesforce, Inc.
a
263,946
377 Seagate Technology Holdings plc 20,068
370 ServiceNow, Inc.
a
139,716
297 Skyworks Solutions, Inc. 25,325
297 Splunk, Inc.
a
22,334
281 Synopsys, Inc.
a
85,848
595 TE Connectivity, Ltd. 65,664
203 Teradata Corporation
a
6,305
1,704 Texas Instruments, Inc. 263,745
462 Trimble, Inc.
a
25,073
3,038 Visa, Inc. 539,701
387 VMware, Inc. 41,200
726 Western Union Company 9,801
367 Workday, Inc.
a
55,865
216 Xerox Holdings Corporation 2,825
97 Zebra Technologies Corporation
a
25,415

ESG Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.3%) Value
Information Technology (29.0%) - continued
225 Zendesk, Inc.
a
$ 17,122
Total 9,347,566
Materials (2.6%)
408 Air Products and Chemicals, Inc. 94,954
216 Albemarle Corporation 57,119
151 Avery Dennison Corporation 24,568
415 Axalta Coating Systems, Ltd.
a
8,740
590 Ball Corporation 28,509
63 Compass Minerals International,
Inc. 2,427
475 Ecolab, Inc. 68,600
98 H.B. Fuller Company 5,890
470 International Flavors & Fragrances,
Inc. 42,690
928 Linde plc 250,180
63 Minerals Technologies, Inc. 3,113
668 Mosaic Company 32,284
1,472 Newmont Corporation 61,868
435 PPG Industries, Inc. 48,150
43 Schnitzer Steel Industries, Inc. 1,224
275 Sealed Air Corporation 12,240
456 Sherwin-Williams Company 93,366
184 Sonoco Products Company 10,438
Total 846,360
Real Estate (3.5%)
842 American Tower Corporation 180,777
211 Anywhere Real Estate, Inc.
a
1,711
257 AvalonBay Communities, Inc. 47,337
273 Boston Properties, Inc. 20,467
603 CBRE Group, Inc.
a
40,709
206 Corporate Office Properties Trust 4,785
799 Crown Castle, Inc. 115,496
525 Digital Realty Trust, Inc. 52,070
168 Equinix, Inc. 95,565
656 Equity Residential 44,096
129 Federal Realty Investment Trust 11,626
996 Healthpeak Properties, Inc. 22,828
1,306 Host Hotels & Resorts, Inc. 20,739
534 Iron Mountain, Inc. 23,480
92 Jones Lang LaSalle, Inc.
a
13,898
383 Macerich Company 3,041
123 PotlatchDeltic Corporation 5,048
1,703 Prologis, Inc. 173,025
199 SBA Communications Corporation 56,645
606 Simon Property Group, Inc. 54,389
587 UDR, Inc. 24,484
736 Ventas, Inc. 29,565
838 Welltower, Inc. 53,900
1,380 Weyerhaeuser Company 39,413
Total 1,135,094
Utilities (1.0%)
334 American Water Works Company,
Inc. 43,473
257 Atmos Energy Corporation 26,175
134 Avista Corporation 4,965
652 Consolidated Edison, Inc. 55,916
460 Essential Utilities, Inc. 19,035
634 Eversource Energy 49,427
176 New Jersey Resources
Corporation 6,811
81 Ormat Technologies, Inc. 6,982
582 Sempra Energy 87,265
Shares Common Stock (94.3%) Value
Utilities (1.0%) - continued
388 UGI Corporation $ 12,544
Total 312,593
Total Common Stock
(cost $34,858,133) 30,343,654
Shares
Registered Investment
Companies ( 5.3% ) Value
Unaffiliated  (5.3%)
25,633 iShares MSCI KLD 400 Social ETF 1,716,642
Total 1,716,642
Total Registered Investment
Companies (cost $1,867,695) 1,716,642
Shares Short-Term Investments ( <0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
324 3.170% 3,239
Total Short-Term Investments
(cost $3,239) 3,239
Total Investments (cost
$36,729,067) 99.6% $32,063,535
Other Assets and Liabilities, Net
0.4% 116,953
Total Net Assets 100.0% $32,180,488
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund

ESG Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,875,540 2,875,540 – –
Consumer Discretionary 3,693,325 3,693,325 – –
Consumer Staples 2,501,136 2,501,136 – –
Energy 526,192 526,192 – –
Financials 2,990,570 2,990,570 – –
Health Care 3,555,651 3,555,651 – –
Industrials 2,559,627 2,559,627 – –
Information Technology 9,347,566 9,347,566 – –
Materials 846,360 846,360 – –
Real Estate 1,135,094 1,135,094 – –
Utilities 312,593 312,593 – –
Registered Investment Companies
Unaffiliated 1,716,642 1,716,642 – –
Subtotal Investments in Securities $ 32,060,296 $32,060,296 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 3,239
Subtotal Other Investments $3,239
Total Investments at Value $32,063,535
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.  The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $127 $7,003 $7,127 $3 0 <0.1%
Total Affiliated Short-Term Investments 127 3 <0.1%
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2 200 202 – – –
Total Collateral Held for Securities Loaned 2 – –
Total Value $129 $3
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 79.5% ) Value
Communications Services (5.0%)
186,853 Alphabet, Inc., Class C
a
$ 17,965,916
2,579 AMC Networks, Inc.
a
52,354
435,451 Auto Trader Group plc
b
2,469,462
27,923 BCE, Inc. 1,170,811
76 Cable One, Inc. 64,832
916 Cars.com, Inc.
a
10,534
63,402 Carsales.com, Ltd. 756,279
104,578 Comcast Corporation 3,067,273
314 CTS Eventim AG & Company
KGAA
a
12,919
5,603 Emerald Holding, Inc.
a
18,938
2,452 Eventbrite, Inc.
a
14,908
636 EverQuote, Inc.
a
4,338
55,108 Informa plc 314,990
8,758 Ipsos SA 391,386
9,400 KDDI Corporation 274,821
1,032 Liberty Latin America, Ltd.
a
6,388
24,193 Live Nation Entertainment, Inc.
a
1,839,636
3,076 Magnite, Inc.
a
20,209
7,696 Match Group, Inc.
a
367,484
113,937 Mediaset Espana Comunicacion
SA
a
261,363
50,354 Meta Platforms, Inc.
a
6,832,031
106,551 Moneysupermarket.com Group plc 219,885
11,491 Netflix, Inc.
a
2,705,441
14,702 News Corporation, Class A 222,147
1,097 Nexstar Media Group, Inc. 183,034
27,496 Nine Entertainment Company
Holdings, Ltd. 32,979
64,000 Nintendo Company, Ltd. 2,581,395
15,500 Nippon Telegraph and Telephone
Corporation 418,071
4,700 Nippon Television Holdings, Inc. 37,661
5,568 Omnicom Group, Inc. 351,285
6,661 Paramount Global
c
126,825
148,000 PCCW, Ltd. 66,772
11,459 ProSiebenSat.1 Media AG 81,186
8,258 REA Group, Ltd. 601,072
2,813 Rightmove plc 15,007
15,951 Rogers Communications, Inc. 614,437
1,048 SciPlay Corporation
a
12,325
4,089 Scout24 SE
b
204,901
61,537 SEEK, Ltd. 747,908
42,593 SES SA 233,289
53,400 SoftBank Group Corporation 1,809,785
1,351 Stroeer SE 50,886
6,636 Telenet Group Holding NV 91,235
3,707 Telephone & Data Systems, Inc. 51,527
5,441 TripAdvisor, Inc.
a
120,137
46,800 TV Asahi Holdings Corporation 453,760
58,151 Twitter, Inc.
a
2,549,340
107,434 Verizon Communications, Inc. 4,079,269
147,560 Warner Bros. Discovery, Inc.
a
1,696,940
177,200 Z Holdings Corporation 469,698
1,557 ZipRecruiter, Inc.
a
25,691
22,818 ZoomInfo Technologies, Inc.
a
950,598
Total 57,721,358
Consumer Discretionary (9.0%)
4,474 2U, Inc.
a
27,963
1,331 Aaron's Company, Inc. 12,937
663 Adient plc
a
18,398
143,591 Amazon.com, Inc.
a
16,225,783
856 American Axle & Manufacturing
Holdings, Inc.
a
5,847
Shares Common Stock (79.5%) Value
Consumer Discretionary (9.0%) - continued
110 America's Car-Mart, Inc.
a
$ 6,712
20,643 Aptiv plc
a
1,614,489
6,585 ARB Corporation, Ltd. 116,995
136,297 Aristocrat Leisure, Ltd. 2,874,049
890 AutoNation, Inc.
a
90,664
265,015 B&M European Value Retail SA 901,375
40,622 Barratt Developments plc 153,527
18,262 Bayerische Motoren Werke AG 1,237,749
14,708 Beazer Homes USA, Inc.
a
142,226
2,044 Bellway plc 38,502
2,425 Berkeley Group Holdings plc 88,598
6,813 Bloomin' Brands, Inc. 124,882
1,473 Booking Holdings, Inc.
a
2,420,448
1,036 Brunswick Corporation 67,806
4,383 Buckle, Inc. 138,766
3,124 Burlington Stores, Inc.
a
349,544
4,886 Canadian Tire Corporation, Ltd. 520,133
5,719 Cheesecake Factory, Inc. 167,452
571 Chegg, Inc.
a
12,031
3,324 Chico's FAS, Inc.
a
16,088
2,031 Chipotle Mexican Grill, Inc.
a
3,052,106
14,500 Chiyoda Company, Ltd. 78,674
29,800 Chow Tai Fook Jewellery Group,
Ltd. 56,005
442 Chuy's Holdings, Inc.
a
10,246
8,032 Cie Generale des Etablissements
Michelin SCA 179,962
386 Columbia Sportswear Company 25,978
7,971 Compagnie Financiere Richemont
SA 752,426
12,221 Compass Group plc 243,349
4,008 Container Store Group, Inc.
a
19,639
15,669 Cooper-Standard Holdings, Inc.
a
91,507
1,239 Cracker Barrel Old Country Store,
Inc. 114,707
3,941 Culp, Inc. 17,183
37,266 D.R. Horton, Inc. 2,509,865
1,201 Dave & Buster's Entertainment,
Inc.
a
37,267
5,145 Designer Brands, Inc. 78,770
646 D'ieteren Group 91,021
13,600 Dollarama, Inc. 780,744
1,255 Dorman Products, Inc.
a
103,061
31,218 Duluth Holdings, Inc.
a
219,775
65,202 Everi Holdings, Inc.
a
1,057,576
676 Evolution Gaming Group AB
b
53,436
200 Fast Retailing Company, Ltd. 105,989
8,528 Ferrari NV 1,579,259
8,380 Five Below, Inc.
a
1,153,675
13,406 Foot Locker, Inc. 417,329
149,346 Ford Motor Company 1,672,675
28,000 Galaxy Entertainment Group, Ltd. 164,581
10,263 Gap, Inc. 84,259
543 Garmin, Ltd. 43,608
10,681 Gentex Corporation 254,635
147,400 Genting Singapore, Ltd. 80,102
481 Genuine Parts Company 71,823
1,602 G-III Apparel Group, Ltd.
a
23,950
17,604 Goodyear Tire & Rubber
Company
a
177,624
127 Graham Holdings Company 68,324
1,915 Grand Canyon Education, Inc.
a
157,509
10,828 Greggs plc 204,541
478 Group 1 Automotive, Inc. 68,292
10,917 Hanesbrands, Inc. 75,982
1,997 Harley-Davidson, Inc. 69,655

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.5%) Value
Consumer Discretionary (9.0%) - continued
65,307 Harvey Norman Holdings, Ltd. $ 168,946
944 Hermes International 1,110,253
93,400 Honda Motor Company, Ltd. 2,027,321
28,500 Iida Group Holdings Company,
Ltd. 385,786
62,373 Industria de Diseno Textil SA 1,287,164
41,590 InterContinental Hotels Group plc 2,003,043
2,300 Izumi Company, Ltd. 49,577
44,499 JB Hi-Fi, Ltd. 1,076,902
2,007 Kohl's Corporation 50,476
2,500 KOMEDA Holdings Company, Ltd. 40,220
1,871 La Francaise des Jeux SAEM
b
55,501
6,634 Lear Corporation 794,023
5,653 Lithia Motors, Inc. 1,212,851
492,635 Lottery Corporation, Ltd.
a
1,320,240
29,559 Lowe's Companies, Inc. 5,551,476
3,452 LVMH Moet Hennessy Louis
Vuitton SE 2,035,204
5,225 M.D.C. Holdings, Inc. 143,270
40,942 Macy's, Inc. 641,561
223 Marriott Vacations Worldwide
Corporation 27,175
22,000 McDonald's Holdings Company
(Japan), Ltd. 766,545
1,507 Mercedes-Benz Group AG 76,204
5,023 Modine Manufacturing Company
a
64,998
7,169 Mohawk Industries, Inc.
a
653,741
1,577 Murphy USA, Inc. 433,533
11,175 Newell Brands, Inc. 155,221
8,965 Next plc 475,823
48,491 NIKE, Inc. 4,030,572
9,000 Nitori Holdings Company, Ltd. 755,281
13,458 Nordstrom, Inc. 225,152
161 NVR, Inc.
a
641,920
788 ODP Corporation
a
27,698
2,842 Ollie's Bargain Outlet Holdings,
Inc.
a
146,647
12,600 Oriental Land Company, Ltd. 1,708,924
5,899 Papa John's International, Inc. 412,989
2,057 Patrick Industries, Inc. 90,179
11,973 PENN Entertainment, Inc.
a
329,377
6,217 Perdoceo Education Corporation
a
64,035
12,794 Planet Fitness, Inc.
a
737,702
7,835 Playa Hotels and Resorts NV
a
45,600
10,000 PLENUS Company, Ltd. 133,268
1,998 Polaris, Inc. 191,109
61,370 Porsche Automobil Holding SE 3,457,764
10,607 Premier Investments, Ltd. 152,806
5,995 PVH Corporation 268,576
570 RCI Hospitality Holdings, Inc. 37,244
7,478 Redrow plc 32,927
1,331 Ross Stores, Inc. 112,163
1,825 Ruth's Hospitality Group, Inc. 30,770
21,500 Sangetsu Company, Ltd. 237,729
2,893 Six Flags Entertainment
Corporation
a
51,206
10,088 Skyline Champion Corporation
a
533,353
18,700 Sony Group Corporation 1,204,551
34,851 Sony Group Corporation ADR 2,232,207
12,545 Stellantis NV 148,187
919 Strategic Education, Inc. 56,436
440,641 Tabcorp Holdings, Ltd. 264,246
13,985 Taylor Morrison Home Corporation
a
326,130
118,448 Taylor Wimpey plc 115,337
42,183 Tesla, Inc.
a
11,189,041
743 Texas Roadhouse, Inc. 64,834
Shares Common Stock (79.5%) Value
Consumer Discretionary (9.0%) - continued
1,288 Thor Industries, Inc. $ 90,134
28,387 ThredUp, Inc.
a
52,232
3,900 Tokyotokeiba Company, Ltd. 111,195
7,468 Toll Brothers, Inc. 313,656
282 TopBuild Corporation
a
46,468
3,406 Topgolf Callaway Brands
Corporation
a
65,600
196,200 Toyota Motor Corporation 2,564,423
6,827 Travel + Leisure Company 232,937
1,730 Ulta Beauty, Inc.
a
694,059
1,876 Urban Outfitters, Inc.
a
36,863
3,780 Vail Resorts, Inc. 815,119
654 Visteon Corporation
a
69,363
6,385 Vistry Group plc 41,991
750 Volkswagen AG 122,227
1,134 Whitbread plc 28,745
131 Williams-Sonoma, Inc. 15,438
3,763 Wingstop, Inc. 471,955
1,664 Wolverine World Wide, Inc. 25,609
8,162 Wyndham Hotels & Resorts, Inc. 500,739
11,798 Xometry, Inc.
a,c
670,008
36,100 ZOZO, Inc. 722,637
1,158 Zumiez, Inc.
a
24,932
Total 103,799,417
Consumer Staples (4.7%)
10,778 Alimentation Couche-Tard, Inc. 433,898
11,700 Arcs Company, Ltd. 166,960
16,400 Asahi Group Holdings, Ltd. 511,288
35,080 BJ's Wholesale Club Holdings,
Inc.
a
2,554,175
71,144 British American Tobacco plc 2,551,037
1,019 Cal-Maine Foods, Inc. 56,646
9,787 Casey's General Stores, Inc. 1,982,063
5,767 Celsius Holdings, Inc.
a
522,952
3,589 Coca-Cola European Partners plc 152,963
114,466 Coles Group, Ltd. 1,206,747
66 Constellation Brands, Inc. 15,159
4,424 Darling Ingredients, Inc.
a
292,648
13,146 Davide Campari-Milano NV 116,310
95,089 Diageo plc 4,002,613
32,313 e.l.f. Beauty, Inc.
a
1,215,615
4,976 Empire Company, Ltd. 123,774
21,277 ForFarmers BV 49,145
9,522 Freshpet, Inc.
a
476,957
7,032 GrainCorp, Ltd. 35,373
3,008 Grocery Outlet Holding
Corporation
a
100,136
4,309 Hain Celestial Group, Inc.
a
72,736
2,893 Heineken NV 252,648
1,249 Hershey Company 275,367
80,451 Imperial Brands plc 1,654,296
2,900 Ingredion, Inc. 233,508
52,400 Japan Tobacco, Inc. 861,076
2,600 Kao Corporation 105,795
50,178 Lamb Weston Holdings, Inc. 3,882,774
462 Lancaster Colony Corporation 69,429
6 Lindt & Spruengli AG 57,986
140,554 Metcash, Ltd. 349,223
5,200 Ministop Company, Ltd. 51,078
20,727 Mowi ASA 263,638
71,943 Nestle SA 7,781,162
1,956 Nu Skin Enterprises, Inc. 65,272
5,953 Performance Food Group
Company
a
255,681

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.5%) Value
Consumer Staples (4.7%) - continued
63,212 Philip Morris International, Inc. $ 5,247,228
369 PriceSmart, Inc. 21,251
510 Royal Unibrew AS 33,046
1,463 SalMar ASA 49,312
107 Seneca Foods Corporation
a
5,397
12,300 Seven & I Holdings Company, Ltd. 494,091
31,868 Sonae SGPS SA 25,703
9,480 Sprouts Farmers Markets, Inc.
a
263,070
32,315 Sysco Corporation 2,284,994
69,945 Tesco plc 160,528
1,800 Toyo Suisan Kaisha, Ltd. 74,229
17,231 Turning Point Brands, Inc. 365,814
32,914 Unilever plc 1,448,748
2,902 US Foods Holding Corporation
a
76,729
80,851 Walmart, Inc. 10,486,375
268,500 WH Group, Ltd.
b
168,870
2,700 Yakult Honsha Company, Ltd. 156,775
Total 54,160,288
Energy (5.0%)
7,258 Antero Midstream Corporation 66,628
9,198 Antero Resources Corporation
a
280,815
7,823 Archrock, Inc. 50,224
535,300 BP plc 2,557,861
100,727 BP plc ADR 2,875,756
3,911 Cactus, Inc. 150,300
1,339 California Resources Corporation 51,458
5,133 Callon Petroleum Company
a
179,706
12,252 Cameco Corporation 324,801
41,779 Canadian Natural Resources, Ltd. 1,944,757
7,320 ChampionX Corporation 143,252
131 Civitas Resources, Inc. 7,518
2,210 Clean Energy Fuels Corporation
a
11,801
5,221 CNX Resources Corporation
a
81,082
48,723 ConocoPhillips 4,986,312
51,022 Devon Energy Corporation 3,067,953
4,709 Enbridge, Inc. 174,608
171,400 Eneos Holdings, Inc. 552,791
146,206 Enterprise Products Partners, LP 3,476,779
27,036 EQT Corporation 1,101,717
61,667 Equinor ASA 2,033,699
17,780 Exxon Mobil Corporation 1,552,372
114,127 Galp Energia SGPS SA 1,098,056
49 Gulfport Energy Corporation
a
4,326
62,752 Halliburton Company 1,544,954
10,060 HF Sinclair Corporation 541,630
6,700 Inpex Corporation 62,491
9,216 Keyera Corporation 189,744
41,025 Liberty Energy, Inc.
a
520,197
1,995 Magnolia Oil & Gas Corporation 39,521
18,480 Marathon Oil Corporation 417,278
28,196 Marathon Petroleum Corporation 2,800,709
12,582 Matador Resources Company 615,511
2,739 NexTier Oilfield Solutions, Inc.
a
20,269
7,924 Nine Energy Service, Inc.
a
20,919
35,637 NOV, Inc. 576,607
2,544 Oceaneering International, Inc.
a
20,250
25,961 OMV AG 939,607
4,647 Par Pacific Holdings, Inc.
a
76,257
1,604 Parkland Corporation 34,371
5,865 PBF Energy, Inc.
a
206,213
12,132 Permian Resources Corporation
a
82,498
16,726 Pioneer Natural Resources
Company 3,621,681
1,304 Plains GP Holdings, LP 14,227
Shares Common Stock (79.5%) Value
Energy (5.0%) - continued
32,759 ProPetro Holding Corporation
a
$ 263,710
26,456 Repsol SA 303,985
335,469 Saras SPA
a
318,920
836 Select Energy Services, Inc.
a
5,827
298,379 Shell plc 7,402,132
4,618 SM Energy Company 173,683
292 Solaris Oilfield Infrastructure, Inc. 2,733
20,440 Suncor Energy, Inc. 575,608
24,809 Talos Energy, Inc.
a
413,070
1,428 Targa Resources Corporation 86,166
131,683 TC Energy Corporation 5,304,117
2,148 Technip Energies NV ADR 24,101
22,034 TechnipFMC plc
a
186,408
3,448 TORM plc 70,369
87,180 TotalEnergies SE 4,089,998
4,083 U.S. Silica Holdings, Inc.
a
44,709
1,875 Viper Energy Partners, LP 53,738
1,417 World Fuel Services Corporation 33,214
Total 58,471,994
Financials (12.7%)
31,585 AB Industrivarden, Class A 636,204
56,878 AB Industrivarden, Class C 1,134,387
90,210 AGNC Investment Corporation 759,568
9,304 Ally Financial, Inc. 258,930
838 American Equity Investment Life
Holding Company 31,249
22,329 American Express Company 3,012,405
4,861 American Financial Group, Inc. 597,563
7,306 Ameris Bancorp 326,651
3,351 Annaly Capital Management, Inc. 57,503
2,400 Arch Capital Group, Ltd.
a
109,296
4,890 Arthur J. Gallagher & Company 837,266
11,695 ASR Nederland NV 449,588
16,907 ASX, Ltd. 778,118
37,074 Azimut Holding SPA 528,795
13,716 Baloise Holding AG 1,752,559
7,649 Banc of California, Inc. 122,155
11,757 Banca Farmafactoring SPA
b
78,089
323,370 Banco Santander SA 752,447
233,341 Bank Hapoalim, Ltd. 1,969,736
331,627 Bank Leumi Le-Israel BM 2,832,349
164,937 Bank of America Corporation 4,981,097
4,924 Bank of Montreal 431,570
876 Bank of Nova Scotia 41,665
3,915 BankFinancial Corporation 37,036
11,000 Bankinter SA 61,763
288,051 Barclays plc 458,326
471 BayCom Corporation 8,280
500 BCB Bancorp, Inc. 8,415
2,713 Bread Financial Holdings, Inc. 85,324
13,324 Brighthouse Financial, Inc.
a
578,528
691 Byline Bancorp, Inc. 13,993
135,562 CaixaBank SA 436,627
138,164 Canadian Imperial Bank of
Commerce
c
6,047,269
42,534 Canadian Western Bank 692,504
18,444 Capital One Financial Corporation 1,699,984
9,642 Carlyle Group, Inc. 249,149
26,406 Central Pacific Financial
Corporation 546,340
91,231 Charles Schwab Corporation 6,556,772
3,200 Chimera Investment Corporation 16,704
23,590 Chubb, Ltd. 4,290,549
18,404 CI Financial Corporation 176,399

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.5%) Value
Financials (12.7%) - continued
3,953 Cincinnati Financial Corporation $ 354,070
6,089 Citizens Financial Group, Inc. 209,218
5,992 CNO Financial Group, Inc. 107,676
33,881 Comerica, Inc. 2,408,939
5,398 Commonwealth Bank of Australia 314,030
7,437 Community Trust Bancorp, Inc. 301,570
3,277 ConnectOne Bancorp, Inc. 75,568
364 CrossFirst Bankshares, Inc.
a
4,750
31,497 Customers Bancorp, Inc.
a
928,532
178,200 DBS Group Holdings, Ltd. 4,122,366
26,460 Deutsche Boerse AG 4,337,485
20,974 Deutsche Pfandbriefbank AG
b
144,340
170 Dime Community Bancshares, Inc. 4,978
17,546 Discover Financial Services 1,595,282
211,945 DNB Bank ASA 3,363,157
5,281 East West Bancorp, Inc. 354,566
442 Employers Holdings, Inc. 15,245
5,668 Enova International, Inc.
a
165,902
90,685 Equitable Holdings, Inc. 2,389,550
783 Equity Bancshares, Inc. 23,200
1,309 Essent Group, Ltd. 45,645
21,442 Euronext NV
b
1,356,978
848 Fairfax Financial Holdings, Ltd. 387,298
316 Farmers National Banc
Corporation 4,136
6,987 Financial Institutions, Inc. 168,177
6,386 First Financial Corporation 288,583
1,765 First International Bank of Israel,
Ltd. 71,368
1,329 First of Long Island Corporation 22,912
8,549 Flushing Financial Corporation 165,594
2,107 Global Life, Inc. 210,068
3,747 Great Southern Bancorp, Inc. 213,841
21,088 Groupe Bruxelles Lambert SA 1,474,787
11,199 Hamilton Lane, Inc. 667,572
3,135 Hancock Whitney Corporation 143,614
24,461 Hanmi Financial Corporation 579,237
5,014 Hanover Insurance Group, Inc. 642,494
7,052 Heartland Financial USA, Inc. 305,775
1,761 Helvetia Holding AG 165,016
10,016 Home Capital Group, Inc. 199,399
4,916 HomeStreet, Inc. 141,630
4,464 Hometrust Bancshares, Inc. 98,654
7,400 Hong Kong Exchanges & Clearing,
Ltd. 252,950
76,525 Hope Bancorp, Inc. 967,276
3,689 Horizon Bancorp, Inc. 66,254
6,479 Houlihan Lokey, Inc. 488,387
569,769 HSBC Holdings plc 2,950,171
161,282 Humm Group, Ltd.
c
46,192
15,386 Independent Bank Corporation 293,873
3,627 Invesco Mortgage Capital, Inc. 40,260
28,810 Invesco, Ltd. 394,697
15,036 Investor AB, Class B 219,394
43,439 J.P. Morgan Chase & Company 4,539,376
2,300 Japan Exchange Group, Inc. 31,085
76,300 Japan Post Holdings Company,
Ltd. 505,504
8,010 Kinsale Capital Group, Inc. 2,045,914
3,311 L E Lundbergforetagen AB 119,529
2,266 Lakeland Bancorp, Inc. 36,279
65,197 Laurentian Bank of Canada 1,398,006
17,915 M&T Bank Corporation 3,158,773
416,856 Man Group plc 1,032,163
66,437 Manulife Financial Corporation 1,042,715
Shares Common Stock (79.5%) Value
Financials (12.7%) - continued
10,748 Marsh & McLennan Companies,
Inc. $ 1,604,569
38,563 Mediobanca SPA 301,744
1,954 Mercantile Bank Corporation 58,053
14,812 MFA Financial, Inc. 115,237
52,712 MGIC Investment Corporation 675,768
15,241 Midland States Bancorp, Inc. 359,230
5,748 MidWestOne Financial Group, Inc. 156,863
368,000 Mitsubishi HC Capital, Inc. 1,581,746
134,500 Mitsubishi UFJ Financial Group,
Inc. 609,302
55,883 Mizrahi Tefahot Bank, Ltd. 1,956,409
55,165 Morgan Stanley 4,358,587
2,153 MSCI, Inc. 908,114
6,697 National Bank of Canada 419,753
111,029 New York Community Bancorp,
Inc. 947,077
10,197 NMI Holdings, Inc.
a
207,713
14,324 OceanFirst Financial Corporation 266,999
2,455 OFG Bancorp 61,694
5,429 Old Republic International
Corporation 113,629
20,313 OneMain Holdings, Inc. 599,640
1,361 Onex Corporation 62,427
221 Oppenheimer Holdings, Inc. 6,847
66,700 ORIX Corporation 934,404
44,712 PacWest Bancorp 1,010,491
13,422 Paragon Banking Group plc 58,731
4,582 Pathward Financial, Inc. 151,023
230 PCB Bancorp 4,156
9,126 Plus500, Ltd. 166,960
25,365 Popular, Inc. 1,827,802
36,587 Radian Group, Inc. 705,763
46,613 Raymond James Financial, Inc. 4,606,297
1,584 Reinsurance Group of America,
Inc. 199,283
1,035 RenaissanceRe Holdings, Ltd. 145,304
113,700 Resona Holdings, Inc. 416,081
32,719 Rithm Capital Corporation 239,503
13,645 S&P Global, Inc. 4,166,501
609 S&T Bancorp, Inc. 17,850
4,399 Sampo Oyj 187,800
7,934 Seacoast Banking Corporation of
Florida 239,845
4,128 SEI Investments Company 202,478
3,977 Signature Bank 600,527
15,300 Singapore Exchange, Ltd. 100,374
123,449 Standard Chartered plc 772,115
35,501 State Street Corporation 2,158,816
57,400 Sumitomo Mitsui Financial Group,
Inc. 1,591,213
47,800 Sumitomo Mitsui Trust Holdings,
Inc. 1,359,418
18,191 Sun Life Financial, Inc. 723,373
5,311 Svolder AB 23,379
3,232 Swiss Life Holding AG 1,427,935
4,454 Synchrony Financial 125,558
1,446 Territorial Bancorp, Inc. 26,809
2,655 Topdanmark AS 124,377
4,674 TPG RE Finance Trust, Inc. 32,718
8,215 Tradeweb Markets, Inc. 463,490
8,550 Triumph Bancorp, Inc.
a
464,693
67,795 Truist Financial Corporation 2,951,794
7,664 TrustCo Bank Corporation NY 240,803
13,223 Two Harbors Investment
Corporation 43,900

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.5%) Value
Financials (12.7%) - continued
12,239 Umpqua Holdings Corporation $ 209,165
1,019 Univest Financial Corporation 23,926
38,501 Unum Group 1,493,839
7,009 Virtu Financial, Inc. 145,577
549 Vontobel Holding AG 29,476
470 Washington Federal, Inc. 14,091
117,869 Wells Fargo & Company 4,740,691
536 Wendel SA 38,364
17,946 Western Alliance Bancorp 1,179,770
844 Western Asset Mortgage Capital
Corporation 9,444
6,148 Zurich Insurance Group AG 2,450,905
Total 146,863,365
Health Care (12.1%)
874 10X Genomics, Inc.
a
24,892
9,807 ACADIA Pharmaceuticals, Inc.
a
160,443
1,373 Accolade, Inc.
a
15,680
9,238 Adaptive Biotechnologies
Corporation
a
65,775
13,700 Agiliti, Inc.
a
196,047
34,001 Agilon Health, Inc.
a
796,303
2,264 Agios Pharmaceuticals, Inc.
a
64,026
1,308 Aldeyra Therapeutics, Inc.
a
6,985
4,160 ALK-Abello AS
a
65,561
13,524 Alkermes plc
a
301,991
7,882 Allogene Therapeutics, Inc.
a
85,126
2,718 Amedisys, Inc.
a
263,075
2,260 AmerisourceBergen Corporation 305,846
11,464 Amgen, Inc. 2,583,986
1,314 Amicus Therapeutics, Inc.
a
13,718
787 AMN Healthcare Services, Inc.
a
83,391
967 Anika Therapeutics, Inc.
a
23,015
1,604 Arcutis Biotherapeutics, Inc.
a
30,652
3,084 Argenx SE ADR
a
1,088,806
4,952 Ascendis Pharma AS ADR
a,c
511,344
128,500 Astellas Pharma, Inc. 1,702,278
11,553 AstraZeneca plc 1,270,010
49,887 AstraZeneca plc ADR 2,735,803
3,489 Atara Biotherapeutics, Inc.
a
13,188
29,365 Avacta Group plc
a,c
34,820
5,839 Avanos Medical, Inc.
a
127,173
22,221 Avantor, Inc.
a
435,532
13,865 Axonics, Inc.
a
976,651
39,085 Baxter International, Inc. 2,105,118
109,778 Bayer AG 5,057,952
10,557 Biogen, Inc.
a
2,818,719
9,711 BioLife Solutions, Inc.
a
220,925
1,107 bioMerieux 87,563
178 Bio-Rad Laboratories, Inc.
a
74,251
2,431 Bio-Techne Corporation 690,404
489 Blueprint Medicines Corporation
a
32,220
332 Cardiovascular Systems, Inc.
a
4,602
5,680 Centene Corporation
a
441,961
3,979 Charles River Laboratories
International, Inc.
a
783,067
658 Chemed Corporation 287,256
23,400 Chugai Pharmaceutical Company,
Ltd. 584,604
14,701 Cigna Holding Company 4,079,086
3,918 Community Health Systems, Inc.
a
8,424
42 CONMED Corporation 3,367
1,907 Cooper Companies, Inc. 503,257
459 CRISPR Therapeutics AG
a
29,996
19,053 CSL, Ltd. 3,465,126
Shares Common Stock (79.5%) Value
Health Care (12.1%) - continued
26,590 CVS Health Corporation $ 2,535,888
11,600 Daiichi Sankyo Company, Ltd. 324,230
19,135 Danaher Corporation 4,942,379
51 DaVita, Inc.
a
4,221
9,524 Dechra Pharmaceuticals plc 276,585
10,441 Deciphera Pharmaceuticals, Inc.
a
193,158
7,752 Dentsply Sirona, Inc. 219,769
9,876 DexCom, Inc.
a
795,413
769 Editas Medicine, Inc.
a
9,413
6,602 Edwards Lifesciences Corporation
a
545,523
3,600 Elanco Animal Health, Inc.
a
44,676
15,911 Elevance Health, Inc. 7,227,413
5,758 Encompass Health Corporation 260,434
2,879 Enhabit, Inc.
a
40,421
4,352 Enovis Corporation
a
200,497
662 Exact Sciences Corporation
a
21,508
2,903 Exelixis, Inc.
a
45,519
8,296 Galenica AG
b
600,752
65,370 Gilead Sciences, Inc. 4,032,675
392 Guardant Health, Inc.
a
21,101
7,517 Halozyme Therapeutics, Inc.
a
297,222
14,249 HCA Healthcare, Inc. 2,618,824
2,542 HealthEquity, Inc.
a
170,746
13,300 Hoya Corporation 1,281,569
1,578 ICU Medical, Inc.
a
237,647
8,451 Immunocore Holdings plc ADR
a
396,690
8,190 Inari Medical, Inc.
a
594,922
13,112 Inotiv, Inc.
a,c
220,937
3,586 Inspire Medical Systems, Inc.
a
636,049
4,378 Insulet Corporation
a
1,004,313
792 Integra LifeSciences Holdings
Corporation
a
33,549
16,611 Intuitive Surgical, Inc.
a
3,113,566
4,654 Jazz Pharmaceuticals, Inc.
a
620,332
34,706 Johnson & Johnson 5,669,572
850 Kiniksa Pharmaceuticals, Ltd.
a
10,914
8,002 Kura Oncology, Inc.
a
109,307
2,979 Laboratorios Farmaceuticos ROVI,
SA 128,025
21,420 Laboratory Corporation of America
Holdings 4,387,030
7,503 Lantheus Holdings, Inc.
a
527,686
1,077 LNA Sante 30,504
722 Lonza Group AG 351,535
13,200 M3, Inc. 368,567
987 Masimo Corporation
a
139,325
25,742 Medtronic plc 2,078,666
50,310 Merck & Company, Inc. 4,332,697
17,397 Merck KGaA 2,816,229
1,497 Merit Medical Systems, Inc.
a
84,595
190 MultiPlan Corporation
a
543
7,983 Natera, Inc.
a
349,815
2,389 National HealthCare Corporation 151,319
135,658 Novartis AG 10,342,158
39,472 Novo Nordisk AS 3,932,114
23,686 Novo Nordisk AS ADR 2,359,836
964 Nurix Therapeutics, Inc.
a
12,561
2,210 NuVasive, Inc.
a
96,820
8,532 Omnicell, Inc.
a
742,540
4,400 Ono Pharmaceutical Company,
Ltd. 102,778
783 Orion Oyj 32,970
2,569 Orthofix Medical, Inc.
a
49,094
276 Patterson Companies, Inc. 6,630
3,157 Pediatrix Medical Group, Inc.
a
52,122

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.5%) Value
Health Care (12.1%) - continued
3,065 Perrigo Company plc $ 109,298
59,237 Pfizer, Inc. 2,592,211
7,444 Premier, Inc. 252,649
44,412 Progyny, Inc.
a
1,645,909
4,778 Protagonist Therapeutics, Inc.
a
40,279
29,212 QIAGEN NV
a
1,216,515
22,421 R1 RCM, Inc.
a
415,461
529 RAPT Therapeutics, Inc.
a
12,728
1,761 Reata Pharmaceuticals, Inc.
a
44,254
54,066 Recordati SPA 1,978,728
4,404 Regeneron Pharmaceuticals, Inc.
a
3,033,783
1,434 REGENXBIO, Inc.
a
37,901
6,202 Repligen Corporation
a
1,160,456
5,191 Roche Holding AG, Participation
Certificates 1,689,841
669 Sage Therapeutics, Inc.
a
26,198
40,790 Sanofi 3,106,005
5,650 Sarepta Therapeutics, Inc.
a
624,551
1,021 Scholar Rock Holding Corporation
a
7,076
10,300 Shionogi & Company, Ltd. 497,430
1,442 ShockWave Medical, Inc.
a
400,977
6 Siegfried Holding AG 4,436
12,272 Silk Road Medical, Inc.
a
552,240
3,372 Sonova Holding AG 742,046
3,227 Syneos Health, Inc.
a
152,153
700 Sysmex Corporation 37,405
95,000 Takeda Pharmaceutical Company,
Ltd. 2,466,941
3,743 Tecan Group AG 1,284,014
4,299 Teleflex, Inc. 866,077
6,800 Terumo Corporation 191,150
5,300 Travere Therapeutics, Inc.
a
130,592
2,651 Twist Bioscience Corporation
a
93,421
388 U.S. Physical Therapy, Inc. 29,496
2,532 Ultragenyx Pharmaceutical, Inc.
a
104,850
1,561 Vanda Pharmaceuticals, Inc.
a
15,423
2,416 Veracyte, Inc.
a
40,106
9,682 Vor BioPharma, Inc.
a
38,534
2,609 VYNE Therapeutics, Inc.
a
582
475 Waters Corporation
a
128,027
1,501 Zentalis Pharmaceuticals, Inc.
a
32,512
23,804 Zimmer Biomet Holdings, Inc. 2,488,708
25,589 Zoetis, Inc. 3,794,593
Total 140,179,464
Industrials (11.0%)
848 A.O. Smith Corporation 41,196
1,021 A.P. Moller - Maersk AS, Class B 1,855,390
20,580 Aalberts NV 671,174
479 Ackermans and van Haaren NV 60,777
4,770 AECOM 326,125
3,995 AGCO Corporation 384,199
21,693 Air Lease Corporation 672,700
8,490 Airbus SE 731,838
22,799 Alaska Air Group, Inc.
a
892,581
475 Allegion plc 42,598
11,966 Altra Industrial Motion Corporation 402,297
506 American Woodmark Corporation
a
22,193
5,063 AMETEK, Inc. 574,195
1,256 Armstrong World Industries, Inc. 99,513
12,056 ASGN, Inc.
a
1,089,501
51,591 Assa Abloy AB 966,612
2,029 Atkore International Group, Inc.
a
157,876
491,710 Aurizon Holdings, Ltd. 1,087,495
3,057 AZZ, Inc. 111,611
Shares Common Stock (79.5%) Value
Industrials (11.0%) - continued
700 BayCurrent Consulting, Inc. $ 181,603
952 Boise Cascade Company 56,606
2,701 Booz Allen Hamilton Holding
Corporation 249,437
36,010 Brambles, Ltd. 263,430
20,235 Bunzl plc 618,237
667 CACI International, Inc.
a
174,127
4,648 CAE, Inc.
a
71,301
45,422 Canadian National Railway
Company 4,905,385
6,026 Canadian Pacific Railway, Ltd. 402,257
10,597 Carlisle Companies, Inc. 2,971,505
3,393 CBIZ, Inc.
a
145,153
12,568 Chart Industries, Inc.
a
2,316,911
30,100 CIA De Distribucion Integral 548,538
270,500 CK Hutchison Holdings, Ltd. 1,489,440
261,574 CNH Industrial NV 2,921,782
144 Columbus McKinnon Corporation 3,767
78,500 ComfortDelGro Corporation, Ltd. 71,951
14,306 Compagnie de Saint-Gobain 511,518
32,500 COMSYS Holdings Corporation 551,461
23,832 Crane Holdings, Company 2,086,253
2,132 CSW Industrials, Inc. 255,414
70,400 CSX Corporation 1,875,456
6,790 Curtiss-Wright Corporation 944,896
12,900 Daikin Industries, Ltd. 1,984,911
670 Dassault Aviation SA 76,226
78,401 Delta Air Lines, Inc.
a
2,199,932
1,298 Donaldson Company, Inc. 63,615
41,946 Driven Brands Holdings, Inc.
a
1,173,649
18,149 DSV AS 2,126,110
8,828 Eiffage SA 707,941
308 Elbit Systems, Ltd. 58,315
5,244 EMCOR Group, Inc. 605,577
39,612 Emerson Electric Company 2,900,391
3,500 EXEO Group, Inc. 50,602
3,167 Expeditors International of
Washington, Inc. 279,678
3,400 FANUC Corporation 477,409
12,657 Fastenal Company 582,728
36,595 First Advantage Corporation
a
469,514
3,346 Forrester Research, Inc.
a
120,489
7,670 Fortune Brands Home and
Security, Inc. 411,802
5,031 Forward Air Corporation 454,098
902 Geberit AG 386,767
818 Genco Shipping & Trading, Ltd. 10,250
1,640 Generac Holdings, Inc.
a
292,150
13,694 General Dynamics Corporation 2,905,456
13,717 Golden Ocean Group, Ltd. 102,581
13,841 Groupe Eurotunnel SA 214,636
180,112 GWA Group, Ltd. 219,670
5,500 Hanwa Company, Ltd. 130,262
213 Heidrick & Struggles International,
Inc. 5,536
4,025 Hillman Solutions Corporation
a
30,348
4,400 Hitachi, Ltd. 187,247
28,428 Howden Joinery Group plc 158,814
34,493 Howmet Aerospace, Inc. 1,066,868
6,125 Hubbell, Inc. 1,365,875
27,450 IAA, Inc.
a
874,282
260 ICF International, Inc. 28,345
5,436 IDEX Corporation 1,086,385
2,510 IMCD NV 297,588
32,400 Inaba Denki Sangyo Company,
Ltd. 610,746

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.5%) Value
Industrials (11.0%) - continued
5,189 Indutrade AB $ 84,165
1,170 ITT Corporation 76,448
6,200 Jardine Matheson Holdings, Ltd. 313,968
11,543 JetBlue Airways Corporation
a
76,530
40,361 Johnson Controls International plc 1,986,568
4,800 Kamigumi Company, Ltd. 88,622
20,100 Kawasaki Kisen Kaisha, Ltd. 280,261
2,480 Kennametal, Inc. 51,038
72,100 Keppel Corporation, Ltd. 346,937
39,100 Kinden Corporation 412,521
3,298 KONE Oyj 127,067
11,459 L3Harris Technologies, Inc. 2,381,524
8,292 Landstar System, Inc. 1,197,116
63,613 Legrand SA 4,155,830
546 Lennox International, Inc. 121,578
110,425 Leonardo SPA 781,850
12,890 Lincoln Electric Holdings, Inc. 1,620,531
2,434 Manitowoc Company, Inc.
a
18,863
5,769 ManpowerGroup, Inc. 373,197
42,700 Marubeni Corporation 372,579
1,378 Masonite International
Corporation
a
98,238
5,353 Mercury Systems, Inc.
a
217,332
10,887 Middleby Corporation
a
1,395,387
33,700 Mitsubishi Corporation 921,703
221,500 Mitsubishi Electric Corporation 2,004,143
14,000 Mitsuboshi Belting, Ltd. 291,798
5,900 Mitsui O.S.K. Lines, Ltd. 105,566
9,163 MSC Industrial Direct Company,
Inc. 667,158
141 National Presto Industries, Inc. 9,172
649 Nexans SA 57,773
10,100 Nidec Corporation 565,359
14,100 Nihon M&A Center Holdings, Inc. 161,264
7,500 Nippon Yusen Kabushiki Kaisha 127,304
700 Nishimatsu Construction
Company, Ltd. 18,314
17,500 Nitto Kogyo Corporation 286,692
11,720 Norfolk Southern Corporation 2,457,098
5,941 Northrop Grumman Corporation 2,794,171
6,219 OC Oerlikon Corporation AG 39,809
1,852 Old Dominion Freight Line, Inc. 460,722
4,376 Owens Corning, Inc. 343,997
240,000 Pacific Basin Shipping, Ltd. 74,108
60,492 PageGroup plc 248,569
19,492 Parker-Hannifin Corporation 4,723,107
25,618 Pentair plc 1,040,859
22,400 Penta-Ocean Construction
Company, Ltd. 112,462
1,369 RBC Bearings, Inc.
a
284,492
7,300 Recruit Holdings Company, Ltd. 210,281
23,378 Redde Northgate plc 75,567
22,331 Regal Rexnord Corporation 3,134,379
95,082 RELX plc 2,323,390
15,668 Rexel SA 234,812
10,100 Saab AB 314,684
18,785 Sacyr SA 41,060
1,641 Saia, Inc.
a
311,790
32,800 Secom Company, Ltd. 1,870,227
43,945 Serco Group plc 76,223
82,600 Singapore Technologies
Engineering, Ltd. 205,216
12,000 SITC International Holdings
Company, Ltd. 22,007
24,429 SkyWest, Inc.
a
397,216
1,500 SMC Corporation 610,456
Shares Common Stock (79.5%) Value
Industrials (11.0%) - continued
1,152 Snap-On, Inc. $ 231,955
100 Sohgo Security Services
Company, Ltd. 2,516
4,914 Spirax-Sarco Engineering plc 564,877
8,942 Standex International Corporation 730,114
107,000 Sumitomo Corporation 1,321,919
30,020 Sun Country Airlines Holdings,
Inc.
a
408,572
10,015 Sunrun, Inc.
a
276,314
2,500 Taikisha, Ltd. 55,643
4,000 Takara Standard Company, Ltd. 35,841
16,198 Thales SA 1,784,915
15,007 Thomson Reuters Corporation 1,540,517
3,290 Timken Company 194,242
1,474 Toro Company 127,472
4,435 Toromont Industries, Ltd. 308,734
5,273 TransUnion 313,691
10,368 Trelleborg AB 194,512
4,355 Trex Company, Inc.
a
191,359
14,800 Tsubakimoto Chain Company 312,571
4,001 Tutor Perini Corporation
a
22,086
156,450 Uber Technologies, Inc.
a
4,145,925
9,155 United Airlines Holdings, Inc.
a
297,812
25,960 United Parcel Service, Inc. 4,193,578
7,980 United Rentals, Inc.
a
2,155,558
1,582 Univar Solutions, Inc.
a
35,975
14,196 Upwork, Inc.
a
193,350
1,043 Valmont Industries, Inc. 280,171
1,992 Verisk Analytics, Inc. 339,696
18,896 Vicor Corporation
a
1,117,509
1,522 Watsco, Inc. 391,854
258 Watts Water Technologies, Inc. 32,438
4,141 Werner Enterprises, Inc. 155,702
53,168 WillScot Mobile Mini Holdings
Corporation
a
2,144,265
1,209 Woodward, Inc. 97,034
1,358 XPO Logistics, Inc.
a
60,458
7,900 Yuasa Trading Company, Ltd. 191,180
Total 127,174,545
Information Technology (12.2%)
8,068 8x8, Inc.
a
27,835
10,400 Advantest Corporation 480,279
7,702 Aixtron SE 185,265
4,081 Amkor Technology, Inc. 69,581
12,875 Amphenol Corporation 862,110
104,624 Apple, Inc. 14,459,037
6,027 Arista Networks, Inc.
a
680,388
6,215 Arrow Electronics, Inc.
a
572,961
8,463 ASML Holding NV 3,506,030
2,509 Avnet, Inc. 90,625
905 Benchmark Electronics, Inc. 22,426
6,417 Bill.com Holdings, Inc.
a
849,418
313 Blackline, Inc.
a
18,749
65,603 Block, Inc.
a
3,607,509
16,418 Calix, Inc.
a
1,003,796
2,504 CDW Corporation 390,824
52,453 CGI, Inc.
a
3,948,737
12,043 Check Point Software
Technologies, Ltd.
a
1,349,057
135,391 Cisco Systems, Inc. 5,415,640
24,172 Cognex Corporation 1,001,929
2,740 Coherent Corporation
a
95,489
212 Comet Holding AG 30,501

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.5%) Value
Information Technology (12.2%) - continued
9,862 CommScope Holding Company,
Inc.
a
$ 90,829
125,591 Computershare, Ltd. 2,003,193
9,938 Conduent Incorporated
a
33,193
5,699 Dassault Systemes SE 196,758
5,396 Descartes Systems Group, Inc.
a
342,808
1,782 Digital Turbine, Inc.
a
25,679
926 Diodes, Inc.
a
60,107
1,000 DISCO Corporation 220,452
12,951 Dolby Laboratories, Inc. 843,758
2,625 Endava plc ADR
a
211,654
1,956 EPAM Systems, Inc.
a
708,444
1,283 ePlus, Inc.
a
53,296
2,997 Euronet Worldwide, Inc.
a
227,053
39,916 Fidelity National Information
Services, Inc. 3,016,452
899 First Solar, Inc.
a
118,911
17,074 Five9, Inc.
a
1,280,208
1,576 FLEETCOR Technologies, Inc.
a
277,644
11,048 Flex, Ltd.
a
184,060
8,300 Fuji Soft, Inc. 469,384
12,800 FUJIFILM Holdings NPV 584,638
11,900 Fujitsu, Ltd. 1,304,859
94 Genpact, Ltd. 4,114
6,190 Global Payments, Inc. 668,829
178,409 Halma plc 4,012,822
1,378 HubSpot, Inc.
a
372,225
2,422 IPG Photonics Corporation
a
204,296
34,300 ITOCHU Techno-Solutions
Corporation 804,032
3,258 Jack Henry & Associates, Inc. 593,836
9,300 Keyence Corporation 3,074,213
66 Keysight Technologies, Inc.
a
10,386
4,399 Knowles Corporation
a
53,536
909 Lam Research Corporation 332,694
30,057 Lattice Semiconductor
Corporation
a
1,479,105
6,521 LiveRamp Holding, Inc.
a
118,421
1,415 Lumentum Holdings, Inc.
a
97,026
1,288 MAXIMUS, Inc. 74,536
282 MaxLinear, Inc.
a
9,199
2,341 Microchip Technology, Inc. 142,871
101,705 Microsoft Corporation 23,687,094
381 MKS Instruments, Inc. 31,486
4,878 Momentive Global, Inc.
a
28,341
4,010 Monolithic Power Systems, Inc. 1,457,234
20,300 Murata Manufacturing Company,
Ltd. 934,352
3,300 NEC Networks & System
Integration Corporation 35,824
600 Net One Systems Company, Ltd. 11,647
59,142 Nokia Oyj 253,899
3,334 Nova, Ltd.
a
284,390
985 Nova, Ltd.
a
84,596
55,078 NVIDIA Corporation 6,685,918
5,131 Okta, Inc.
a
291,800
9,600 Oracle Corporation Japan 508,849
3,066 PagerDuty, Inc.
a
70,733
7,440 Palo Alto Networks, Inc.
a
1,218,598
3,264 Paycom Software, Inc.
a
1,077,087
69,402 PayPal Holdings, Inc.
a
5,973,430
106 Progress Software Corporation 4,510
8,223 PTC, Inc.
a
860,126
2,570 Qorvo, Inc.
a
204,084
67,812 QUALCOMM, Inc. 7,661,400
1,135 RingCentral, Inc.
a
45,355
Shares Common Stock (79.5%) Value
Information Technology (12.2%) - continued
8,200 Ryoyo Electro Corporation
c
$ 119,818
16,651 Sabre Corporation
a
85,753
31,160 Salesforce, Inc.
a
4,482,054
83,043 Samsung Electronics Company,
Ltd. 3,049,277
2,687 Sanmina Corporation
a
123,817
1,903 Semtech Corporation
a
55,967
11,242 ServiceNow, Inc.
a
4,245,092
52,918 Shopify, Inc.
a
1,425,611
2,264 SiTime Corporation
a
178,245
5,958 Skyworks Solutions, Inc. 508,039
247 Sopra Group SA 31,250
945 Splunk, Inc.
a
71,064
36,981 Sprout Social, Inc.
a
2,244,007
2,902 Synopsys, Inc.
a
886,590
4,249 TD SYNNEX Corporation 344,976
20,141 Technology One, Ltd. 135,954
3,047 Teledyne Technologies, Inc.
a
1,028,271
1,355 Temenos AG 91,350
17,529 Texas Instruments, Inc. 2,713,139
6,900 Tokyo Electron, Ltd. 1,700,125
1,648 TTM Technologies, Inc.
a
21,721
2,646 Tyler Technologies, Inc.
a
919,485
5,385 Universal Display Corporation 508,075
161 Upland Software, Inc.
a
1,309
7,164 Vishay Intertechnology, Inc. 127,448
13,151 Vontier Corporation 219,753
24,556 Western Union Company 331,506
4,246 WEX, Inc.
a
538,987
1,495 Wolfspeed, Inc.
a
154,523
11,499 Workiva, Inc.
a
894,622
4,816 Xerox Holdings Corporation 62,993
5,967 Yext, Inc.
a
26,613
Total 141,711,894
Materials (3.9%)
71,711 Acerinox SA 570,271
28,273 Air Liquide SA 3,231,567
20,755 Altri SGPS SA 104,805
5,689 Aperam SA 134,250
7,035 AptarGroup, Inc. 668,536
2,353 Aurubis AG 122,837
2,175 Avery Dennison Corporation 353,872
84,655 Axalta Coating Systems, Ltd.
a
1,782,834
26,945 Barrick Gold Corporation 417,629
45,176 BASF SE 1,733,776
3,080 BHP Group, Ltd. 76,563
2,446 Buzzi Unicem SPA 34,601
10,746 Celanese Corporation 970,794
34,582 CF Industries Holdings, Inc. 3,328,517
1,630 Chemours Company 40,179
15,941 Clariant AG 254,637
2,332 Cleveland-Cliffs, Inc.
a
31,412
7,922 Compass Minerals International,
Inc. 305,235
5,061 Croda International plc 361,475
4,123 Crown Holdings, Inc. 334,087
48,426 Deterra Royalties, Ltd. 124,453
27,958 Eastman Chemical Company 1,986,416
19,147 Evonik Industries AG 320,666
31,363 Evraz plc
d
4
102 Givaudan SA 308,142
379,631 Glencore Xstrata plc 1,994,958
84,220 Granges AB 540,093
75,914 Hexpol AB 622,637

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.5%) Value
Materials (3.9%) - continued
6,571 Holmen AB $ 249,348
5,913 Huntsman Corporation 145,105
1,412 Ingevity Corporation
a
85,610
3,983 Innospec, Inc. 341,224
1,027 Kaiser Aluminum Corporation 63,006
532 Koninklijke DSM NV 60,536
32,600 Kyoei Steel, Ltd. 311,815
2,800 Lintec Corporation 43,037
34,222 LyondellBasell Industries NV 2,576,232
1,926 Martin Marietta Materials, Inc. 620,345
1,069 Mativ, Inc. 23,604
2,118 Minerals Technologies, Inc. 104,650
400 Mitsubishi Gas Chemical
Company, Inc. 5,260
1,676 MP Materials Corporation
a
45,755
833 Myers Industries, Inc. 13,720
9,787 Navigator Company SA 33,347
31,500 Nippon Steel Corporation 437,165
19,992 Nucor Corporation 2,138,944
2,156 Nutrien, Ltd. 179,767
6,247 Orica, Ltd. 53,185
5,108 Orion Engineered Carbons SA 68,192
23,637 Orora, Ltd. 45,569
3,929 Quaker Chemical Corporation 567,269
28,877 Ranpak Holdings Corporation
a
98,759
6,217 Reliance Steel & Aluminum
Company 1,084,307
660 RHI Magnesita NV 12,336
2,995 Rio Tinto plc 162,046
29,871 Rio Tinto, Ltd. 1,806,974
569 Royal Gold, Inc. 53,384
10,080 RPM International, Inc. 839,765
1,523 Ryerson Holding Corporation 39,202
1,118 Sensient Technologies Corporation 77,522
17,600 Shin-Etsu Chemical Company, Ltd. 1,741,640
9,373 Sika AG 1,883,896
3,278 Solvay SA 253,789
5,129 Sonoco Products Company 290,968
153,409 SSAB AB, Class A 675,376
75,173 SSAB AB, Class B 320,348
3,891 Steel Dynamics, Inc. 276,066
3,248 Stelco Holdings, Inc. 80,909
87,654 Stora Enso Oyj 1,113,504
31,705 Summit Materials, Inc.
a
759,652
32,827 Svenska Cellulosa AB SCA 416,525
13,800 Taiyo Holdings Company, Ltd. 228,969
31,600 Toagosei Company, Ltd. 235,912
3,600 Toho Titanium Company, Ltd. 58,872
1,215 TriMas Corporation 30,460
1,293 Trinseo plc 23,688
13,255 United States Steel Corporation 240,181
3,305 UPM-Kymmene Oyj 104,882
4,563 Voestalpine AG 77,298
4,113 Westlake Corporation 357,337
20,954 WestRock Company 647,269
1,564 Wienerberger AG 31,392
1,461 Worthington Industries, Inc. 55,723
53,583 Yara International ASA 1,880,504
Total 44,927,386
Real Estate (2.1%)
12,265 Agree Realty Corporation 828,869
7,747 AvalonBay Communities, Inc. 1,426,920
1,944 Camden Property Trust 232,211
22,267 CBRE Group, Inc.
a
1,503,245
Shares Common Stock (79.5%) Value
Real Estate (2.1%) - continued
29,998 CubeSmart $ 1,201,720
15,027 Cushman & Wakefield plc
a
172,059
8,300 Daiwa House Industry Company,
Ltd. 168,761
25,603 DEXUS Property Group 127,364
2,280 Dream Industrial Real Estate
Investment Trust 17,710
630 EastGroup Properties, Inc. 90,934
25,482 EPR Properties 913,784
4,175 Essential Properties Realty Trust,
Inc. 81,204
831 Essex Property Trust, Inc. 201,293
1,803 Extra Space Storage, Inc. 311,396
6,481 First Industrial Realty Trust, Inc. 290,414
2,588 FirstService Corporation 307,998
4,388 Four Corners Property Trust, Inc. 106,146
1,385 Granite REIT 66,846
112,866 Healthcare Realty Trust, Inc. 2,353,256
163,360 Host Hotels & Resorts, Inc. 2,594,157
1,639 Howard Hughes Corporation
a
90,784
4,500 Hulic Company, Ltd. 33,155
32,000 Hysan Development Company,
Ltd. 80,526
7,753 InterRent Real Estate Investment
Trust 64,377
91 Kenedix Retail REIT Corporation 168,069
9,139 Kilroy Realty Corporation 384,843
4,389 Life Storage, Inc. 486,126
51,300 Link REIT 358,100
18,722 National Retail Properties, Inc. 746,259
43,417 National Storage Affiliates Trust 1,805,279
32,994 Necessity Retail REIT, Inc. 194,005
5,421 NetSTREIT Corporation 96,548
17,500 Pebblebrook Hotel Trust 253,925
19,248 PSP Swiss Property AG 1,924,076
137 RE/MAX Holdings, Inc. 2,591
1,906 Realty Income Corporation 110,929
6,763 Regency Centers Corporation 364,187
38,074 Rexford Industrial Realty, Inc. 1,979,848
115,000 Road King Infrastructure, Ltd. 42,108
15,120 Sabra Health Care REIT, Inc. 198,374
2,358 SBA Communications Corporation 671,205
29,803 Service Properties Trust 154,678
2,918 Swiss Prime Site AG 232,440
69,220 TAG Immobilien AG 552,411
8,445 UDR, Inc. 352,241
39,870 Wing Tai Holdings, Ltd. 42,177
6,766 Zillow Group, Inc.
a
193,711
Total 24,579,259
Utilities (1.8%)
2,097 Artesian Resources Corporation 100,908
1,350 Avista Corporation 50,017
572 Black Hills Corporation 38,741
3,537 Capital Power Corporation 120,089
82,500 CK Infrastructure Holdings, Ltd. 420,777
1,780 Consolidated Water Company,
Ltd. 27,376
41,082 Constellation Energy Corporation 3,417,612
44,579 Contact Energy, Ltd. 186,638
29,099 Duke Energy Corporation 2,706,789
22,055 Endesa SA 331,255
217,375 Enel SPA 891,500
48,411 Engie SA 557,203
28,982 Entergy Corporation 2,916,459

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (79.5%) Value
Utilities (1.8%) - continued
4,700 eREX Company, Ltd. $ 90,026
1,750 Essential Utilities, Inc. 72,415
5,479 Evergy, Inc. 325,453
15,139 Fortis, Inc. 575,158
12,601 Iren SPA 16,611
89,702 Italgas SPA 416,552
85,452 NiSource, Inc. 2,152,536
21,773 Northland Power, Inc. 637,578
6,288 NorthWestern Corporation 309,873
32,414 OGE Energy Corporation 1,181,814
2,607 Pinnacle West Capital Corporation 168,178
39,648 Public Service Enterprise Group,
Inc. 2,229,407
7,713 Sempra Energy 1,156,487
8,534 UGI Corporation 275,904
1,600 West Holdings Corporation 45,727
Total 21,419,083
Total Common Stock
(cost $898,771,827) 921,008,053
Shares
Registered Investment
Companies ( 6.0% ) Value
Unaffiliated  (1.0%)
18,751 Energy Select Sector SPDR Fund 1,350,447
5,759 Invesco QQQ Trust Series 1 1,539,150
22,136 SPDR S&P 500 ETF Trust 7,906,537
1,702 SPDR S&P Biotech ETF
a,c
135,003
4,464 SPDR S&P Oil & Gas Exploration
ETF 556,750
Total 11,487,887
Affiliated  (5.0%)
4,224,849 Thrivent Core Emerging Markets
Equity Fund 32,489,091
3,057,533 Thrivent Core Small Cap Value
Fund 25,316,372
Total 57,805,463
Total Registered Investment
Companies (cost $82,274,613) 69,293,350
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
6,983,512 Thrivent Cash Management Trust 6,983,512
Total Collateral Held for
Securities Loaned
(cost $6,983,512) 6,983,512
Shares Preferred Stock ( 0.3% ) Value
Consumer Discretionary (0.3%)
2,344 Bayerische Motoren Werke AG 152,214
30,272 Volkswagen AG 3,698,982
Total 3,851,196
Total Preferred Stock
(cost $5,361,392) 3,851,196
Shares or
Principal
Amount Short-Term Investments ( 13.7% ) Value
Federal Home Loan Bank Discount
Notes
36,220,000 2.451%, 10/3/2022
e
$ 36,220,000
55,000,000 2.350%, 10/4/2022
e
54,995,440
1,600,000 2.411%, 10/14/2022
e,f
1,598,520
1,940,000 2.880%, 10/21/2022
e
1,937,066
4,400,000 2.420%, 10/28/2022
e,f
4,390,761
15,700,000 3.095%, 11/18/2022
e,f
15,636,937
400,000 3.250%, 12/14/2022
e,f
397,243
1,700,000 3.440%, 12/21/2022
e,f
1,687,322
Federal Home Loan Mortgage
Discount Notes
25,000,000 2.430%, 10/11/2022
e
24,983,422
U.S. Treasury Bills
17,075,000 2.300%, 10/11/2022
e
17,065,704
Total Short-Term Investments
(cost $158,898,411) 158,912,415
Total Investments (cost
$1,152,289,755) 100.1% $1,160,048,526
Other Assets and Liabilities, Net
(0.1%) (1,207,690)
Total Net Assets 100.0% $1,158,840,836
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $5,132,329 or
0.4% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of September 30, 2022:
Securities Lending Transactions
Common Stock $ 6,627,709
Total lending $6,627,709
Gross amount payable upon return of
collateral for securities loaned $6,983,512
Net amounts due to counterparty $355,803
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 57,721,358 43,339,400 14,381,958 –
Consumer Discretionary 103,799,417 68,817,433 34,981,984 –
Consumer Staples 54,160,288 30,974,939 23,185,349 –
Energy 58,471,994 30,818,880 27,653,114 –
Financials 146,863,365 88,734,751 58,128,614 –
Health Care 140,179,464 94,109,023 46,070,441 –
Industrials 127,174,545 80,120,501 47,054,044 –
Information Technology 141,711,894 113,933,790 27,778,104 –
Materials 44,927,386 21,649,588 23,277,794 4
Real Estate 24,579,259 20,701,139 3,878,120 –
Utilities 21,419,083 17,129,969 4,289,114 –
Registered Investment Companies
Unaffiliated 11,487,887 11,487,887 – –
Affiliated 25,316,372 – 25,316,372 –
Preferred Stock
Consumer Discretionary 3,851,196 – 3,851,196 –
Short-Term Investments 158,912,415 – 158,912,415 –
Subtotal Investments in Securities $1,120,575,923 $621,817,300 $498,758,619 $4
Other Investments  * Total
Affiliated Registered Investment Companies 32,489,091
Collateral Held for Securities Loaned 6,983,512
Subtotal Other Investments $39,472,603
Total Investments at Value $1,160,048,526
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 10,477,647 10,477,647 – –
Total Asset Derivatives $10,477,647 $10,477,647 $– $–
Liability Derivatives
Futures Contracts 27,945,068 27,945,068 – –
Total Liability Derivatives $27,945,068 $27,945,068 $– $–

Global Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$10,410,840 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 1,217 December 2022 $ 243,978,212 ( $ 24,826,937)
ICE mini MSCI EAFE Index 175 December 2022 16,164,543 (1,634,293)
ICE US mini MSCI Emerging Markets Index 281 December 2022 13,728,413 (1,483,838)
Total Futures Long Contracts $ 273,871,168 ( $ 27,945,068)
CME E-mini Russell 2000 Index (653) December 2022 ( $ 60,470,355) $ 5,951,385
CME E-mini S&P Mid-Cap 400 Index (181) December 2022 (44,494,682) 4,526,262
Total Futures Short Contracts ( $ 104,965,037) $10,477,647
Total Futures Contracts $ 168,906,131 ($17,467,421)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $45,037 $– $– $32,489 4,225 2.8%
Core Small Cap Value – 28,340 – 25,316 3,058 2.2
Total Affiliated Registered Investment
Companies 45,037 57,805 5.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,806 134,263 136,085 6,984 6,984 0.6
Total Collateral Held for Securities Loaned 8,806 6,984 0.6
Total Value $53,843 $64,789
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– ($12,548) $ – $–
Core Small Cap Value Fund – (3,024) – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 67
Total Affiliated Income from Securities Loaned, Net $67
Total Value $– ($15,572) $ –

Government Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.3% ) Value
Asset-Backed Securities (7.0%)
Arkansas Student Loan Auth.
$ 942,950
3.943%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 929,964
Cascade Funding Mortgage Trust,
LLC
880,206
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
839,617
ECMC Group Student Loan Trust
484,093
4.084%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
481,041
Finance of America HECM Buyout
806,654
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
779,664
GMAC Mortgage Corporation
Loan Trust
32,861
3.584%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
17,294
Goodgreen
1,031,887
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
950,296
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,423,841
1.650%,  3/25/2051, Ser.
2021-1 1,301,817
Missouri Higher Education Loan
Auth.
1,395,216
1.530%,  1/25/2061, Ser.
2021-1 1,202,322
1,690,890
3.784%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
1,630,639
Navient Student Loan Trust
1,370,173
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
1,125,327
795,611
4.134%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
789,344
1,003,221
3.984%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
988,382
New Hampshire Higher Education
Loan Corporation
743,724
4.284%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
737,807
Preferred Term Securities XXIII,
Ltd.
33,577
3.493%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
33,347
SLM Student Loan Trust
265,945
3.484%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
257,706
Total 12,064,567
Collateralized Mortgage Obligations (16.6%)
Cascade Funding Mortgage Trust,
LLC
418,161
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
405,487
Principal
Amount Long-Term Fixed Income (98.3%) Value
Collateralized Mortgage Obligations (16.6%) -
continued
$ 1,124,980
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
$ 1,081,855
1,464,563
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
1,376,213
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,796,784
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,513,348
Federal Home Loan Mortgage
Corporation - REMIC
207,011
4.000%,  1/25/2051, Ser.
5249, Class LA 200,179
1,685,960
1.500%,  3/25/2050, Ser.
4982, Class JA 1,373,666
209,370
3.000%,  10/15/2034, Ser.
4369, Class GV 209,050
159,195
2.000%,  1/15/2041, Ser.
4074, Class JA 151,761
887,626
1.750%,  6/15/2042, Ser.
4097, Class QN 769,855
493,909
1.750%,  12/15/2042, Ser.
4141, Class KM 417,065
637,468
3.000%,  5/15/2045, Ser.
4631, Class PA 593,663
516,488
3.000%,  3/15/2047, Ser.
4734, Class JA 476,008
1,078,368
3.500%,  8/15/2047, Ser.
4860, Class CA 1,015,478
1,350,000
3.000%,  9/25/2048, Ser.
5210, Class GD 1,029,460
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,343,053
987,008
2.000%,  9/25/2049, Ser.
4906, Class KE 855,993
Federal National Mortgage
Association - REMIC
847,710
4.500%,  6/25/2052, Ser.
2022-43, Class MA 830,449
491,680
4.000%,  7/25/2052, Ser.
2022-37, Class PE 473,429
423,772
2.000%,  11/25/2032, Ser.
2012-123, Class BA 386,267
440,903
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 427,839
461,376
3.000%,  1/25/2043, Ser.
2013-114, Class AB 436,527
537,950
3.250%,  6/25/2043, Ser.
2013-60, Class PT 497,771
900,000
4.500%,  1/25/2046, Ser.
2022-68, Class BA
d
883,160
444,547
3.000%,  3/25/2046, Ser.
2016-66, Class PA 406,895
123,223
3.500%,  12/25/2047, Ser.
2018-41, Class PB 116,508
NewRez Warehouse Securitization
Trust
1,750,000
3.834%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
1,710,997
RMF Buyout Issuance Trust
960,159
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
913,759

Government Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Collateralized Mortgage Obligations (16.6%) -
continued
Seasoned Credit Risk Transfer
Trust
$ 801,626
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
$ 740,247
1,096,473
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
1,030,651
1,207,439
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
1,052,507
1,345,048
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 1,165,641
1,334,727
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
1,133,601
1,166,717
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
1,010,895
Seasoned Loans Structured
Transaction Trust
1,119,245
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
1,015,155
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,c
1,493,854
Total 28,538,286
Commercial Mortgage-Backed Securities (6.3%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,200,000
2.920%,  6/25/2032, Ser.
K146, Class A2
c
1,049,318
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,600,000
3.000%,  8/25/2032, Ser.
K147, Class A2 1,408,623
1,700,000
3.500%,  9/25/2032, Ser.
K148, Class A2
b
1,557,221
1,600,000
3.530%,  10/25/2032, Ser.
K149, Class A2 1,466,718
1,500,000
3.710%,  11/25/2032, Ser.
K150, Class A2 1,395,237
3,000,000
3.800%,  12/25/2032, Ser.
K151, Class A2 2,798,954
Federal National Mortgage
Association - REMIC
1,300,000
2.081%,  4/25/2032, Ser.
2022-M1S, Class A2
a
1,056,978
Total 10,733,049
Energy (0.1%)
Petroleos Mexicanos
90,000 2.378%,  4/15/2025 87,349
Total 87,349
Financials (1.7%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
b
734,565
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
743,197
Santander UK plc
700,000 1.625%,  2/12/2023
b
692,993
Principal
Amount Long-Term Fixed Income (98.3%) Value
Financials (1.7%) - continued
Westpac Banking Corporation
$ 750,000 2.000%,  1/16/2025
b
$ 705,612
Total 2,876,367
Foreign Government (2.8%)
Export Development Canada
2,000,000 2.500%,  1/24/2023 1,989,957
Province of British Columbia
1,550,000 1.750%,  9/27/2024 1,472,096
Province of Ontario
1,000,000 3.400%,  10/17/2023 988,860
Province of Quebec
400,000 7.500%,  7/15/2023 409,165
Total 4,860,078
Mortgage-Backed Securities (26.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,896,901 3.000%,  2/1/2050 1,669,300
1,382,854 2.500%,  5/1/2051 1,170,174
2,559,393 3.500%,  6/1/2052 2,307,804
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
417,432 2.500%,  7/1/2030 387,353
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,000,000 4.000%,  10/1/2037
e
3,858,750
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,200,746 3.500%,  5/1/2040
e
1,112,152
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,365,297 3.000%,  1/1/2052 2,068,123
1,433,827 2.500%,  2/1/2051 1,211,356
2,355,794 2.000%,  3/1/2051 1,918,549
2,419,171 3.000%,  3/1/2052 2,112,379
1,169,730 2.000%,  4/1/2051 952,141
1,662,076 2.500%,  4/1/2051 1,404,910
1,413,037 3.000%,  4/1/2051 1,237,621
1,473,554 3.000%,  5/1/2050 1,296,199
2,244,179 2.500%,  7/1/2051 1,894,587
783,804 2.000%,  8/1/2051 637,944
894,350 3.500%,  9/1/2052 807,852
495,000 2.000%,  10/1/2052
e
400,679
875,000 2.500%,  10/1/2052
e
733,958
2,390,988 2.500%,  12/1/2051 2,013,337
1,700,000 5.500%,  10/1/2041
e
1,689,641
3,450,000 4.000%,  10/1/2048
e
3,201,088
4,500,000 4.500%,  10/1/2048
e
4,286,602
2,400,000 5.000%,  10/1/2048
e
2,337,762
3,200,000 3.000%,  10/1/2049
e
2,784,625
2,100,000 3.500%,  10/1/2049
e
1,889,836
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
645,723 3.500%,  7/1/2061 583,895
Total 45,968,617

Government Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
U.S. Government & Agencies (37.0%)
Federal Farm Credit Bank
$ 400,000 2.210%,  8/1/2024 $ 386,017
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,443,158
Federal Home Loan Mortgage
Corporation
1,000,000 0.250%,  8/24/2023 965,307
Federal National Mortgage
Association
1,500,000 0.750%,  10/8/2027 1,275,122
500,000 5.960%,  9/11/2028 548,517
875,000 0.875%,  8/5/2030 684,375
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,186,348
U.S. Treasury Bonds
2,565,000 1.375%,  8/15/2050 1,485,195
500,000 1.875%,  2/28/2027 455,352
1,375,000 2.250%,  11/15/2027 1,258,179
1,500,000 5.250%,  11/15/2028 1,594,629
5,340,000 2.625%,  2/15/2029 4,920,518
3,560,000 1.500%,  2/15/2030 3,021,272
25,000 1.375%,  11/15/2031 20,312
1,950,000 2.875%,  5/15/2032 1,802,836
1,115,000 3.000%,  5/15/2042 948,447
4,180,000 2.500%,  5/15/2046 3,168,473
4,150,000 2.875%,  5/15/2049 3,458,766
U.S. Treasury Bonds, TIPS
900,847 0.500%,  1/15/2028 836,037
834,612 0.875%,  2/15/2047 654,363
U.S. Treasury Notes
1,020,000 1.375%,  2/15/2023 1,011,075
1,000,000 0.125%,  4/30/2023 977,617
275,000 2.750%,  7/31/2023 271,820
1,500,000 0.125%,  8/31/2023 1,444,395
5,270,000 0.750%,  12/31/2023 5,044,996
1,175,000 0.125%,  1/15/2024 1,113,726
350,000 2.500%,  1/31/2024 341,701
1,000,000 0.250%,  6/15/2024 934,023
225,000 3.000%,  6/30/2024 220,096
250,000 2.125%,  7/31/2024 240,518
3,500,000 1.250%,  8/31/2024 3,308,047
6,850,000 2.250%,  11/15/2024 6,570,648
1,450,000 1.375%,  1/31/2025 1,358,129
1,000,000 2.875%,  7/31/2025 963,398
900,000 0.250%,  8/31/2025 801,738
525,000 2.625%,  1/31/2026 498,955
650,000 0.500%,  2/28/2026 573,549
750,000 1.750%,  12/31/2026 681,182
800,000 3.250%,  6/30/2027 771,000
1,000,000 0.625%,  11/30/2027 840,586
U.S. Treasury Notes, TIPS
1,403,058 0.125%,  10/15/2024 1,349,219
3,299,975 0.125%,  10/15/2025 3,117,317
Total 63,546,958
Total Long-Term Fixed Income
(cost $184,284,934) 168,675,271
Shares or
Principal
Amount Short-Term Investments ( 15.6% ) Value
Federal Home Loan Bank Discount
Notes
200,000 2.448%, 10/28/2022
f,g
$ 199,580
100,000 3.440%, 12/21/2022
f,g
99,254
Thrivent Core Short-Term Reserve
Fund
2,589,135 3.170% 25,891,350
U.S. Treasury Bills
500,000 2.636%, 11/17/2022
f,h
498,219
Total Short-Term Investments
(cost $26,651,136) 26,688,403
Total Investments (cost
$210,936,070) 113.9% $195,363,674
Other Assets and Liabilities, Net
(13.9%) (23,811,498)
Total Net Assets 100.0% $171,552,176
a Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $18,916,119 or
11.0% of total net assets.
c All or a portion of the security is insured or guaranteed.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h At September 30, 2022, $262,063 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 12,064,567 – 12,064,567 –
Collateralized Mortgage Obligations 28,538,286 – 27,655,126 883,160
Commercial Mortgage-Backed Securities 10,733,049 – 10,733,049 –
Energy 87,349 – 87,349 –
Financials 2,876,367 – 2,876,367 –
Foreign Government 4,860,078 – 4,860,078 –
Mortgage-Backed Securities 45,968,617 – 45,968,617 –
U.S. Government & Agencies 63,546,958 – 63,546,958 –
Short-Term Investments 797,053 – 797,053 –
Subtotal Investments in Securities $169,472,324 $– $168,589,164 $883,160
Other Investments  * Total
Affiliated Short-Term Investments 25,891,350
Subtotal Other Investments $25,891,350
Total Investments at Value $195,363,674
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 286,489 286,489 – –
Total Asset Derivatives $286,489 $286,489 $– $–
Liability Derivatives
Futures Contracts 927,919 927,919 – –
Total Liability Derivatives $927,919 $927,919 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$298,834 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 34 December 2022 $ 4,002,812 ( $ 192,687)
CBOT 5-Yr. U.S. Treasury Note 169 December 2022 18,746,034 (577,214)
CBOT U.S. Long Bond 15 December 2022 2,054,112 (158,018)
Total Futures Long Contracts $ 24,802,958 ( $ 927,919)
CBOT 2-Yr. U.S. Treasury Note (14) December 2022 ( $ 2,905,636) $ 30,167
CME Ultra Long Term U.S. Treasury Bond (13) December 2022 (1,951,821) 170,821
Ultra 10-Yr. U.S. Treasury Note (17) December 2022 (2,099,735) 85,501
Total Futures Short Contracts ( $ 6,957,192) $286,489
Total Futures Contracts $ 17,845,766 ($641,430)

Government Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $52,657 $41,515 $68,281 $25,891 2,589 15.1%
Total Affiliated Short-Term Investments 52,657 25,891 15.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,389 3,433 4,822 – – –
Total Collateral Held for Securities Loaned 1,389 – –
Total Value $54,046 $25,891
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $336
Total Income/Non Income Cash from Affiliated
Investments $336
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 4 .7% )
a
Value
Basic Materials (0.6%)
Grinding Media, Inc., Term Loan
$ 3,402,630
7.509%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
$ 3,028,341
Herens US Holdco Corporation,
Term Loan
1,728,223
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
1,533,798
Total 4,562,139
Capital Goods (0.2%)
Mauser Packaging Solutions
Holding Company, Term Loan
1,530,338
5.814%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,422,266
Total 1,422,266
Communications Services (1.4%)
Cengage Learning, Inc., Term
Loan
2,626,734
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,371,862
DIRECTV Financing, LLC, Term
Loan
3,262,350
8.115%,  (LIBOR 1M +
5.000%), 8/2/2027
b
3,031,147
Gogo Intermediate Holdings, LLC,
Term Loan
1,570,125
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,520,274
NEP Group, Inc., Term Loan
2,785,634
6.365%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,562,783
Total 9,486,066
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,675,047
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,464,963
Total 1,464,963
Consumer Non-Cyclical (0.5%)
City Brewing Company, LLC, Term
Loan
1,290,226
6.185%,  (LIBOR 1M +
3.500%), 4/5/2028
b
1,002,079
Global Medical Response, Inc.,
Term Loan
1,594,422
7.365%,  (LIBOR 1M +
4.250%), 3/14/2025
b
1,376,895
1,065,159
6.814%,  (LIBOR 1M +
4.250%), 10/2/2025
b
920,830
Total 3,299,804
Energy (0.3%)
GIP II Blue Holding, LP, Term Loan
1,945,117
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,912,050
Total 1,912,050
Principal
Amount Bank Loans (4.7%)
a
Value
Financials (0.1%)
Asurion, LLC, Term Loan
$ 1,037,000
8.365%,  (LIBOR 1M +
5.250%), 1/15/2029
b
$ 788,120
Total 788,120
Technology (0.9%)
CoreLogic, Inc., Term Loan
1,574,100
6.625%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,176,640
Peraton Corporation, Term Loan
3,259,775
6.865%,  (LIBOR 1M +
3.750%), 2/1/2028
b
3,083,747
Rackspace Technology Global,
Inc., Term Loan
1,526,750
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,082,404
Redstone Holdco 2 LP, Term Loan
1,311,750
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
966,760
Total 6,309,551
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,620,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,533,540
Air Canada, Term Loan
1,017,450
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
965,672
Total 3,499,212
Total Bank Loans
(cost $36,559,597) 32,744,171
Principal
Amount Long-Term Fixed Income ( 87 .7% ) Value
Basic Materials (5.3%)
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,d,e
3,195
Alcoa Nederland Holding BV
5,000 5.500%,  12/15/2027
f
4,663
Avient Corporation
731,000 7.125%,  8/1/2030
f
674,662
Chemours Company
2,410,000 5.750%,  11/15/2028
f
1,971,187
Cleveland-Cliffs, Inc.
1,600,000 4.625%,  3/1/2029
f,g
1,344,000
1,075,000 4.875%,  3/1/2031
f,g
887,885
Consolidated Energy Finance SA
4,014,000 5.625%,  10/15/2028
f
3,220,028
EverArc Escrow Sarl
1,813,000 5.000%,  10/30/2029
f
1,463,535
First Quantum Minerals, Ltd.
1,065,000 6.875%,  3/1/2026
f
982,707
2,020,000 6.875%,  10/15/2027
f
1,818,000
Hecla Mining Company
895,000 7.250%,  2/15/2028 830,291
Hudbay Minerals, Inc.
675,000 4.500%,  4/1/2026
f
561,182
Mercer International, Inc.
1,565,000 5.500%,  1/15/2026 1,444,010
420,000 5.125%,  2/1/2029 334,690

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Basic Materials (5.3%) - continued
Methanex Corporation
$ 2,000,000 4.250%,  12/1/2024 $ 1,917,700
Novelis Corporation
870,000 3.250%,  11/15/2026
f
726,215
2,050,000 4.750%,  1/30/2030
f
1,681,000
670,000 3.875%,  8/15/2031
f
499,766
OCI NV
2,621,000 4.625%,  10/15/2025
f
2,434,868
Olin Corporation
2,465,000 5.625%,  8/1/2029 2,187,688
SCIL USA Holdings, LLC
2,313,000 5.375%,  11/1/2026
f
1,786,793
SPCM SA
1,074,000 3.125%,  3/15/2027
f
923,640
1,133,000 3.375%,  3/15/2030
f
884,476
SunCoke Energy, Inc.
2,307,000 4.875%,  6/30/2029
f
1,778,720
Taseko Mines, Ltd.
2,390,000 7.000%,  2/15/2026
f
1,900,050
Unifrax Escrow Issuer Corporation
1,878,000 5.250%,  9/30/2028
f
1,442,285
United States Steel Corporation
3,976,000 6.875%,  3/1/2029
g
3,613,588
Total 37,316,824
Capital Goods (10.4%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,663
0.000%,PIK 1.500%,
4/26/2024
*,e,h
19,818
Advanced Drainage Systems, Inc.
2,260,000 5.000%,  9/30/2027
f
2,078,386
AECOM
1,885,000 5.125%,  3/15/2027 1,759,280
Amsted Industries, Inc.
2,615,000 5.625%,  7/1/2027
f
2,405,800
2,240,000 4.625%,  5/15/2030
f
1,854,048
ARD Finance SA
1,700,000 6.500%,  6/30/2027
f
1,163,990
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
3,108,000 5.250%,  8/15/2027
f
1,944,769
Berry Global, Inc.
1,704,000 4.500%,  2/15/2026
f
1,574,988
Bombardier, Inc.
1,065,000 7.125%,  6/15/2026
f
976,786
2,070,000 7.875%,  4/15/2027
f,g
1,904,400
2,250,000 6.000%,  2/15/2028
f
1,882,517
Builders FirstSource, Inc.
1,070,000 5.000%,  3/1/2030
f
909,500
Canpack SA/Canpack US LLC
1,330,000 3.125%,  11/1/2025
f
1,156,669
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
f
3,065,864
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
f
270,252
594,000 8.750%,  4/15/2030
f
491,256
Cornerstone Building Brands, Inc.
1,534,000 6.125%,  1/15/2029
f
855,971
Covert Mergeco, Inc.
965,000 4.875%,  12/1/2029
f
779,971
Principal
Amount Long-Term Fixed Income (87.7%) Value
Capital Goods (10.4%) - continued
CP Atlas Buyer, Inc.
$ 1,915,000 7.000%,  12/1/2028
f,g
$ 1,426,522
Crown Cork & Seal Company, Inc.
1,753,000 7.375%,  12/15/2026 1,753,000
GFL Environmental, Inc.
4,440,000 4.000%,  8/1/2028
f
3,700,651
H&E Equipment Services, Inc.
5,130,000 3.875%,  12/15/2028
f
4,027,050
Herc Holdings, Inc.
4,660,000 5.500%,  7/15/2027
f
4,194,000
Howmet Aerospace, Inc.
3,405,000 3.000%,  1/15/2029 2,781,749
JELD-WEN, Inc.
850,000 6.250%,  5/15/2025
f
799,000
Mauser Packaging Solutions
Holding Company
1,815,000 7.250%,  4/15/2025
f
1,596,601
MIWD Holdco II, LLC
969,000 5.500%,  2/1/2030
f
717,662
Mueller Water Products, Inc.
930,000 4.000%,  6/15/2029
f
791,439
Nesco Holdings II, Inc.
2,240,000 5.500%,  4/15/2029
f
1,867,018
New Enterprise Stone and Lime
Company, Inc.
3,153,000 5.250%,  7/15/2028
f
2,606,033
OI European Group BV
2,345,000 4.750%,  2/15/2030
f
1,864,275
Owens-Brockway Glass Container,
Inc.
1,295,000 5.875%,  8/15/2023
f
1,278,813
Pactiv Evergreen Group
1,670,000 4.375%,  10/15/2028
f
1,380,990
PGT Innovations, Inc.
2,199,000 4.375%,  10/1/2029
f
1,803,842
SRM Escrow Issuer, LLC
3,730,000 6.000%,  11/1/2028
f
3,031,520
TransDigm, Inc.
4,275,000 6.250%,  3/15/2026
f
4,146,750
640,000 4.625%,  1/15/2029 515,219
1,815,000 4.875%,  5/1/2029 1,467,074
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
f
1,082,187
530,000 8.500%,  8/15/2027
f,g
467,891
United Rentals North America, Inc.
1,700,000 3.875%,  2/15/2031 1,382,576
Victors Merger Corporation
1,090,000 6.375%,  5/15/2029
f
652,493
WESCO Distribution, Inc.
2,635,000 7.250%,  6/15/2028
f
2,580,854
Total 73,009,474
Communications Services (11.8%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,898,000 10.500%,  2/15/2028
f
939,510
Altice Financing SA
1,125,000 5.750%,  8/15/2029
f
860,872
Altice France SA
1,380,000 5.125%,  7/15/2029
f
1,031,012
3,179,000 5.500%,  10/15/2029
f
2,391,828
AMC Networks, Inc.
1,580,000 4.750%,  8/1/2025 1,411,780

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Communications Services (11.8%) - continued
C&W Senior Financing DAC
$ 525,000 6.875%,  9/15/2027
f
$ 428,815
CCO Holdings, LLC
3,380,000 5.375%,  6/1/2029
f
2,958,582
1,029,000 6.375%,  9/1/2029
f
944,725
3,610,000 4.750%,  3/1/2030
f
2,928,612
843,000 4.750%,  2/1/2032
f
656,512
Cengage Learning, Inc.
1,384,000 9.500%,  6/15/2024
f,g
1,297,500
Clear Channel Outdoor Holdings,
Inc.
1,060,000 7.500%,  6/1/2029
f,g
768,500
Clear Channel Worldwide
Holdings, Inc.
1,819,000 5.125%,  8/15/2027
f
1,536,577
1,799,000 7.750%,  4/15/2028
f,g
1,358,245
Consolidated Communications,
Inc.
1,817,000 5.000%,  10/1/2028
f
1,263,584
CSC Holdings, LLC
2,925,000 5.375%,  2/1/2028
f
2,552,062
2,365,000 4.125%,  12/1/2030
f
1,767,128
Cumulus Media New Holdings,
Inc.
887,000 6.750%,  7/1/2026
f
748,228
DIRECTV Holdings, LLC
535,000 5.875%,  8/15/2027
f
461,229
DISH DBS Corporation
913,000 5.250%,  12/1/2026
f
747,972
749,000 7.375%,  7/1/2028 504,336
1,271,000 5.750%,  12/1/2028
f
960,546
1,144,000 5.125%,  6/1/2029 672,100
Entercom Media Corporation
2,814,000 6.500%,  5/1/2027
f
689,430
Frontier Communications
Corporation
869,000 6.750%,  5/1/2029
f
716,925
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
f
804,815
1,590,000 5.000%,  5/1/2028
f
1,364,538
561,000 8.750%,  5/15/2030
f
561,359
GCI, LLC
3,550,000 4.750%,  10/15/2028
f
2,947,405
Gray Escrow II, Inc.
6,320,000 5.375%,  11/15/2031
f
4,957,566
iHeartCommunications, Inc.
2,621,000 6.375%,  5/1/2026 2,431,607
Iliad Holding SASU
2,654,000 6.500%,  10/15/2026
f
2,320,658
LCPR Senior Secured Financing
DAC
3,357,000 6.750%,  10/15/2027
f
2,786,310
Level 3 Financing, Inc.
1,670,000 4.625%,  9/15/2027
f
1,382,059
1,660,000 4.250%,  7/1/2028
f
1,294,817
Lumen Technologies, Inc.
1,669,000 5.125%,  12/15/2026
f
1,436,024
Netflix, Inc.
720,000 4.875%,  4/15/2028 673,859
News Corporation
790,000 3.875%,  5/15/2029
f
670,599
Playtika Holding Corporation
1,843,000 4.250%,  3/15/2029
f
1,473,921
Principal
Amount Long-Term Fixed Income (87.7%) Value
Communications Services (11.8%) - continued
Radiate Holdco, LLC
$ 1,055,000 6.500%,  9/15/2028
f
$ 735,862
Scripps Escrow II, Inc.
852,000 3.875%,  1/15/2029
f
679,214
355,000 5.375%,  1/15/2031
f,g
268,919
Scripps Escrow, Inc.
2,270,000 5.875%,  7/15/2027
f,g
1,974,900
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
f
632,322
365,000 5.000%,  8/1/2027
f
334,887
1,660,000 4.000%,  7/15/2028
f
1,411,963
890,000 3.875%,  9/1/2031
f
690,142
Sprint Capital Corporation
525,000 6.875%,  11/15/2028 539,437
Sprint Corporation
1,770,000 7.125%,  6/15/2024 1,796,479
6,590,000 7.625%,  2/15/2025 6,755,259
TEGNA, Inc.
2,422,000 4.625%,  3/15/2028 2,236,118
Telesat Canada
1,025,000 4.875%,  6/1/2027
f
481,378
465,000 6.500%,  10/15/2027
f
172,050
Twitter, Inc.
439,000 3.875%,  12/15/2027
f,g
411,661
United States Cellular Corporation
1,811,000 6.700%,  12/15/2033 1,630,416
Uniti Group, LP
1,395,000 4.750%,  4/15/2028
f
1,102,008
Univision Communications, Inc.
3,059,000 6.625%,  6/1/2027
f
2,886,817
VZ Secured Financing BV
1,821,000 5.000%,  1/15/2032
f
1,360,462
YPSO Finance BIS SA
851,000 10.500%,  5/15/2027
f
666,550
Total 82,468,991
Consumer Cyclical (16.6%)
1011778 B.C., ULC
4,415,000 4.375%,  1/15/2028
f
3,825,597
Allied Universal Finance
Corporation
1,160,000 4.625%,  6/1/2028
f
875,800
Allied Universal Holdco, LLC
1,545,000 6.625%,  7/15/2026
f
1,376,981
1,125,000 4.625%,  6/1/2028
f
866,610
1,060,000 6.000%,  6/1/2029
f
684,096
Allison Transmission, Inc.
3,750,000 3.750%,  1/30/2031
f
2,874,712
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027
g
1,741,612
Arko Corporation
1,358,000 5.125%,  11/15/2029
f
1,059,240
Ashton Woods USA, LLC
800,000 4.625%,  8/1/2029
f
580,842
860,000 4.625%,  4/1/2030
f
615,889
Boyd Gaming Corporation
1,830,000 4.750%,  6/15/2031
f
1,481,751
Boyne USA, Inc.
1,265,000 4.750%,  5/15/2029
f
1,059,734
Brookfield Residential Properties,
Inc.
135,000 6.250%,  9/15/2027
f
113,323

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Consumer Cyclical (16.6%) - continued
$ 1,825,000 5.000%,  6/15/2029
f
$ 1,350,993
350,000 4.875%,  2/15/2030
f
259,093
Caesars Entertainment, Inc.
3,114,000 6.250%,  7/1/2025
f
3,001,117
1,420,000 8.125%,  7/1/2027
f,g
1,356,221
2,919,000 4.625%,  10/15/2029
f,g
2,230,357
Carnival Corporation
638,000 10.500%,  2/1/2026
f
631,244
902,000 7.625%,  3/1/2026
f
685,520
3,177,000 5.750%,  3/1/2027
f
2,225,647
Cedar Fair, LP
3,070,000 5.250%,  7/15/2029 2,634,352
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
f
921,307
Cinemark USA, Inc.
2,438,000 5.875%,  3/15/2026
f,g
2,038,598
Cushman & Wakefield US
Borrower, LLC
1,132,000 6.750%,  5/15/2028
f
1,049,987
Empire Communities Corporation
1,461,000 7.000%,  12/15/2025
f
1,212,323
Ford Motor Company
3,271,000 3.250%,  2/12/2032 2,356,199
1,800,000 6.100%,  8/19/2032 1,586,880
Ford Motor Credit Company, LLC
2,243,000 2.300%,  2/10/2025 1,987,965
2,230,000 4.134%,  8/4/2025 2,023,836
3,120,000 3.375%,  11/13/2025 2,756,541
390,000 2.700%,  8/10/2026 323,462
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029 1,146,972
1,140,000 5.250%,  7/15/2031 912,000
Guitar Center Escrow Issuer II, Inc.
600,000 8.500%,  1/15/2026
f,g
531,528
Hanesbrands, Inc.
1,900,000 4.875%,  5/15/2026
f
1,708,005
Hilton Domestic Operating
Company, Inc.
1,770,000 4.875%,  1/15/2030 1,539,900
850,000 3.625%,  2/15/2032
f
651,014
Hilton Grand Vacations Borrower
Escrow, LLC
3,300,000 5.000%,  6/1/2029
f
2,663,430
International Game Technology plc
1,530,000 6.250%,  1/15/2027
f
1,480,443
475,000 5.250%,  1/15/2029
f
420,741
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
f
1,011,335
KAR Auction Services, Inc.
499,000 5.125%,  6/1/2025
f
481,730
KB Home
1,880,000 6.875%,  6/15/2027 1,782,751
L Brands, Inc.
1,775,000 5.250%,  2/1/2028 1,538,006
2,485,000 6.625%,  10/1/2030
f
2,161,950
1,030,000 6.875%,  11/1/2035 860,441
Live Nation Entertainment, Inc.
1,560,000 4.750%,  10/15/2027
f
1,354,369
Macy's Retail Holdings, LLC
2,370,000 5.875%,  4/1/2029
f
1,901,925
Magic MergerCo, Inc.
1,385,000 5.250%,  5/1/2028
f
972,242
Principal
Amount Long-Term Fixed Income (87.7%) Value
Consumer Cyclical (16.6%) - continued
Mattamy Group Corporation
$ 1,800,000 4.625%,  3/1/2030
f
$ 1,374,651
MGM Resorts International
5,000 5.500%,  4/15/2027 4,493
NCL Corporation, Ltd.
1,576,000 3.625%,  12/15/2024
f
1,325,346
889,000 5.875%,  2/15/2027
f
740,092
New Red Finance, Inc.
1,105,000 4.000%,  10/15/2030
f
870,276
PENN Entertainment, Inc.
1,390,000 4.125%,  7/1/2029
f
1,063,983
PetSmart, Inc./PetSmart Finance
Corporation
3,190,000 7.750%,  2/15/2029
f
2,851,669
Prime Security Services Borrower,
LLC
1,790,000 3.375%,  8/31/2027
f
1,503,904
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,584,000 5.750%,  4/15/2026
f
3,372,329
1,641,000 6.250%,  1/15/2028
f
1,400,383
Realogy Group, LLC
2,865,000 5.750%,  1/15/2029
f
2,066,381
Rite Aid Corporation
807,000 7.500%,  7/1/2025
f
613,982
Royal Caribbean Cruises, Ltd.
2,981,000 9.125%,  6/15/2023
f
3,033,167
876,000 11.500%,  6/1/2025
f
930,750
2,811,000 4.250%,  7/1/2026
f
2,066,324
793,000 9.250%,  1/15/2029
f,i
781,387
Scientific Games International, Inc.
2,610,000 7.250%,  11/15/2029
f
2,429,153
584,000 6.625%,  3/1/2030
f
468,134
SeaWorld Parks and
Entertainment, Inc.
902,000 5.250%,  8/15/2029
f
749,021
Six Flags Theme Parks, Inc.
483,000 7.000%,  7/1/2025
f,g
482,797
Staples, Inc.
1,534,000 10.750%,  4/15/2027
f
1,137,077
Station Casinos, LLC
800,000 4.500%,  2/15/2028
f
656,613
700,000 4.625%,  12/1/2031
f
528,700
Tenneco, Inc.
2,945,000 5.000%,  7/15/2026
g
2,864,013
900,000 7.875%,  1/15/2029
f
876,076
Travel + Leisure Company
1,425,000 6.625%,  7/31/2026
f
1,334,857
TripAdvisor, Inc.
441,000 7.000%,  7/15/2025
f
428,744
Uber Technologies, Inc.
1,500,000 6.250%,  1/15/2028
f,g
1,395,000
VICI Properties, LP/VICI Note
Company, Inc.
2,600,000 5.750%,  2/1/2027
f
2,449,928
2,050,000 3.750%,  2/15/2027
f
1,795,513
Wabash National Corporation
2,173,000 4.500%,  10/15/2028
f
1,684,520
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
f
972,610

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Consumer Cyclical (16.6%) - continued
Wyndham Hotels & Resorts, Inc.
$ 1,500,000 4.375%,  8/15/2028
f
$ 1,318,538
Total 116,477,022
Consumer Non-Cyclical (12.1%)
1375209 BC, Ltd.
1,069,000 9.000%,  1/30/2028
f
1,060,983
Albertson's Companies, Inc.
1,650,000 4.625%,  1/15/2027
f
1,474,805
3,850,000 5.875%,  2/15/2028
f
3,551,625
1,516,000 3.500%,  3/15/2029
f
1,221,896
Aramark Services, Inc.
596,000 6.375%,  5/1/2025
f
584,080
2,885,000 5.000%,  2/1/2028
f
2,569,698
Avantor Funding, Inc.
3,004,000 4.625%,  7/15/2028
f
2,673,395
B&G Foods, Inc.
887,000 5.250%,  9/15/2027 718,647
Bausch Health Companies, Inc.
850,000 5.500%,  11/1/2025
f,g
675,238
1,833,000 4.875%,  6/1/2028
f
1,181,735
1,898,000 11.000%,  9/30/2028
f
1,527,890
380,000 14.000%,  10/15/2030
f
207,100
Central Garden & Pet Company
2,290,000 4.125%,  10/15/2030 1,822,783
Chobani, LLC/Chobani Finance
Corporation, Inc.
2,183,000 4.625%,  11/15/2028
f
1,856,729
CHS/Community Health Systems,
Inc.
781,000 4.750%,  2/15/2031
f
525,222
Community Health Systems, Inc.
781,000 8.000%,  3/15/2026
f
676,180
1,525,000 5.625%,  3/15/2027
f
1,173,792
455,000 6.000%,  1/15/2029
f
334,419
1,119,000 6.875%,  4/15/2029
f
540,519
Coty, Inc.
2,232,000 5.000%,  4/15/2026
f
2,032,127
Darling Ingredients, Inc.
527,000 6.000%,  6/15/2030
f
501,541
Edgewell Personal Care Company
1,500,000 5.500%,  6/1/2028
f
1,341,205
Embecta Corporation
1,200,000 5.000%,  2/15/2030
f
1,029,996
Encompass Health Corporation
3,700,000 4.500%,  2/1/2028 3,169,022
Energizer Holdings, Inc.
2,290,000 4.750%,  6/15/2028
f
1,814,344
Garden Spinco Corporation
200,000 8.625%,  7/20/2030
f
206,626
HCA, Inc.
2,071,000 5.375%,  2/1/2025 2,046,509
Herbalife Nutrition, Ltd.
1,461,000 7.875%,  9/1/2025
f
1,324,302
HFC Prestige Products, Inc.
1,944,000 4.750%,  1/15/2029
f
1,644,605
HLF Financing SARL, LLC
2,690,000 4.875%,  6/1/2029
f
1,919,705
Mattel, Inc.
2,665,000 3.375%,  4/1/2026
f
2,378,347
1,250,000 5.875%,  12/15/2027
f
1,196,875
Mozart Debt Merger Sub, Inc.
1,558,000 3.875%,  4/1/2029
f
1,249,033
Principal
Amount Long-Term Fixed Income (87.7%) Value
Consumer Non-Cyclical (12.1%) - continued
$ 1,322,000 5.250%,  10/1/2029
f
$ 998,110
Organon & Company
2,638,000 4.125%,  4/30/2028
f
2,255,490
Owens & Minor, Inc.
1,483,000 6.625%,  4/1/2030
f
1,305,040
Performance Food Group, Inc.
1,267,000 4.250%,  8/1/2029
f
1,054,904
Perrigo Finance Unlimited
Company
2,644,000 4.375%,  3/15/2026 2,425,870
Pilgrim's Pride Corporation
2,807,000 3.500%,  3/1/2032
f
2,116,113
Post Holdings, Inc.
1,571,000 5.750%,  3/1/2027
f
1,498,436
821,000 5.625%,  1/15/2028
f
749,343
815,000 5.500%,  12/15/2029
f
704,569
1,800,000 4.500%,  9/15/2031
f
1,449,000
Primo Water Holdings, Inc.
1,810,000 4.375%,  4/30/2029
f
1,472,310
SEG Holding, LLC
3,430,000 5.625%,  10/15/2028
f
3,146,984
Simmons Foods, Inc.
3,535,000 4.625%,  3/1/2029
f
2,889,862
Spectrum Brands, Inc.
1,730,000 5.000%,  10/1/2029
f
1,376,197
770,000 5.500%,  7/15/2030
f
602,088
Syneos Health, Inc.
2,270,000 3.625%,  1/15/2029
f
1,807,556
Tenet Healthcare Corporation
1,975,000 4.875%,  1/1/2026
f
1,835,308
1,503,000 6.250%,  2/1/2027
f
1,402,524
3,910,000 5.125%,  11/1/2027
f
3,508,394
Teva Pharmaceutical Finance
Netherlands III BV
3,132,000 3.150%,  10/1/2026 2,569,806
TreeHouse Foods, Inc.
2,354,000 4.000%,  9/1/2028 1,877,056
United Natural Foods, Inc.
1,666,000 6.750%,  10/15/2028
f
1,523,724
Total 84,799,657
Energy (12.3%)
Antero Resources Corporation
407,000 5.375%,  3/1/2030
f
365,921
Archrock Partners, LP/Archrock
Partners Finance Corporation
930,000 6.250%,  4/1/2028
f
817,465
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,190,000 6.625%,  7/15/2026
f
1,109,675
Buckeye Partners, LP
925,000 4.125%,  12/1/2027 772,741
1,730,000 4.500%,  3/1/2028
f
1,470,500
Callon Petroleum Company
2,029,000 6.375%,  7/1/2026
g
1,828,312
965,000 7.500%,  6/15/2030
f,g
844,862
Cheniere Energy Partners, LP
2,285,000 4.500%,  10/1/2029 2,011,691
268,000 3.250%,  1/31/2032 205,785
Chesapeake Energy Corporation
1,070,000 6.750%,  4/15/2029
f
1,025,723
Chesapeake Escrow Issuer, LLC
1,320,000 5.500%,  2/1/2026
f
1,263,900

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Energy (12.3%) - continued
CNX Resources Corporation
$ 1,562,000 7.375%,  1/15/2031
f,g
$ 1,527,753
Comstock Resources, Inc.
2,810,000 5.875%,  1/15/2030
f
2,447,384
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,275,000 5.500%,  6/15/2031
f
1,925,844
CrownRock Finance, Inc.
1,700,000 5.625%,  10/15/2025
f
1,627,529
DT Midstream, Inc.
1,310,000 4.125%,  6/15/2029
f
1,106,950
610,000 4.375%,  6/15/2031
f
503,079
Endeavor Energy Resources, LP
1,055,000 5.750%,  1/30/2028
f
1,003,432
EnLink Midstream, LLC
2,645,000 5.625%,  1/15/2028
f
2,473,075
EQM Midstream Partners, LP
1,463,000 4.750%,  1/15/2031
f
1,161,256
EQT Corporation
530,000 3.125%,  5/15/2026
f
482,677
1,310,000 3.900%,  10/1/2027 1,192,096
Ferrellgas, LP
1,456,000 5.375%,  4/1/2026
f
1,281,280
Harvest Midstream, LP
3,356,000 7.500%,  9/1/2028
f
3,136,712
Hess Midstream Operations, LP
790,000 5.625%,  2/15/2026
f
749,911
1,605,000 4.250%,  2/15/2030
f
1,296,038
Hilcorp Energy I, LP
1,065,000 6.000%,  2/1/2031
f
922,701
Hilcorp Energy I, LP/Hilcorp
Finance Company
2,274,000 5.750%,  2/1/2029
f
1,988,079
1,350,000 6.250%,  4/15/2032
f
1,195,844
Holly Energy Partners, LP/Holly
Energy Finance Corporation
1,100,000 6.375%,  4/15/2027
f
1,050,500
Howard Midstream Energy
Partners, LLC
2,223,000 6.750%,  1/15/2027
f
1,980,619
ITT Holdings, LLC
1,605,000 6.500%,  8/1/2029
f
1,245,111
Laredo Petroleum, Inc.
2,775,000 7.750%,  7/31/2029
f,g
2,556,857
MEG Energy Corporation
1,974,000 7.125%,  2/1/2027
f
2,003,610
Murphy Oil Corporation
1,495,000 5.875%,  12/1/2027 1,397,436
Nabors Industries, Ltd.
1,770,000 7.250%,  1/15/2026
f
1,540,111
NuStar Logistics, LP
425,000 5.750%,  10/1/2025 393,877
Oasis Petroleum, Inc.
970,000 6.375%,  6/1/2026
f
921,500
Occidental Petroleum Corporation
1,795,000 8.000%,  7/15/2025 1,902,700
620,000 8.500%,  7/15/2027 663,524
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028 873,388
530,000 5.150%,  11/15/2029 437,609
Precision Drilling Corporation
1,405,000 6.875%,  1/15/2029
f
1,240,482
Principal
Amount Long-Term Fixed Income (87.7%) Value
Energy (12.3%) - continued
Range Resources Corporation
$ 930,000 4.875%,  5/15/2025 $ 876,599
1,745,000 4.750%,  2/15/2030
f
1,513,316
Rockcliff Energy II, LLC
2,280,000 5.500%,  10/15/2029
f
1,996,314
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
*,c,d,e
4
SM Energy Company
930,000 5.625%,  6/1/2025 892,800
1,992,000 6.750%,  9/15/2026 1,917,300
Southwestern Energy Company
1,515,000 5.375%,  2/1/2029 1,373,802
1,037,000 4.750%,  2/1/2032 869,110
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,014,166
Sunoco, LP
1,200,000 4.500%,  5/15/2029 995,460
850,000 4.500%,  4/30/2030 694,875
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,445,000 5.500%,  1/15/2028
f
2,086,942
Targa Resources Partners, LP
1,585,000 6.500%,  7/15/2027 1,566,516
Teine Energy, Ltd.
1,070,000 6.875%,  4/15/2029
f
961,171
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
f
2,809,043
USA Compression Partners, LP
1,168,000 6.875%,  4/1/2026 1,074,560
800,000 6.875%,  9/1/2027 727,060
Venture Global Calcasieu Pass,
LLC
2,490,000 3.875%,  8/15/2029
f
2,136,121
1,280,000 4.125%,  8/15/2031
f
1,061,722
W&T Offshore, Inc.
800,000 9.750%,  11/1/2023
f
784,151
Weatherford International, Ltd.
2,203,000 8.625%,  4/30/2030
f
1,918,469
Western Gas Partners, LP
1,146,000 4.650%,  7/1/2026 1,071,510
Total 86,286,550
Financials (8.4%)
Acrisure, LLC/Acrisure Finance,
Inc.
588,000 7.000%,  11/15/2025
f
537,076
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,195,931
Alliant Holdings Intermediate, LLC
1,056,000 6.750%,  10/15/2027
f
910,049
Brookfield Property REIT, Inc.
1,184,000 5.750%,  5/15/2026
f
1,070,356
Centene Corporation
1,560,000 4.250%,  12/15/2027 1,426,932
962,000 4.625%,  12/15/2029 864,453
920,000 3.375%,  2/15/2030 752,100
300,000 3.000%,  10/15/2030 237,582
800,000 2.625%,  8/1/2031 602,939
Charles Schwab Corporation
1,820,000 4.000%,  6/1/2026
b,j
1,492,775
Coinbase Global, Inc.
585,000 3.625%,  10/1/2031
f
324,357

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Financials (8.4%) - continued
Credit Acceptance Corporation
$ 1,580,000 5.125%,  12/31/2024
*
$ 1,470,399
Deutsche Bank AG
588,000 4.296%,  5/24/2028
b
524,398
Drawbridge Special Opportunities
Fund, LP
5,135,000 3.875%,  2/15/2026
f
4,660,984
Fortress Transportation and
Infrastructure Investors, LLC
1,769,000 6.500%,  10/1/2025
f
1,661,821
700,000 9.750%,  8/1/2027
f
684,467
Genworth Mortgage Holdings, Inc.
1,142,000 6.500%,  8/15/2025
f
1,091,398
Global Net Lease, Inc.
3,890,000 3.750%,  12/15/2027
f
3,034,275
HUB International, Ltd.
802,000 7.000%,  5/1/2026
f
760,629
1,556,000 5.625%,  12/1/2029
f
1,299,260
Icahn Enterprises, LP
3,622,000 4.750%,  9/15/2024 3,388,598
1,780,000 6.250%,  5/15/2026 1,663,481
1,145,000 5.250%,  5/15/2027 1,002,459
Intesa Sanpaolo SPA
588,000 5.017%,  6/26/2024
f
548,259
iStar, Inc.
145,000 4.250%,  8/1/2025 140,657
2,130,000 5.500%,  2/15/2026 2,143,440
Jefferies Finance, LLC
1,298,000 5.000%,  8/15/2028
f
957,275
Molina Healthcare, Inc.
1,730,000 4.375%,  6/15/2028
f
1,561,325
MPT Operating Partnership, LP
2,445,000 4.625%,  8/1/2029 1,967,174
Nationstar Mortgage Holdings,
Inc.
1,480,000 6.000%,  1/15/2027
f
1,263,550
Navient Corporation
1,240,000 6.750%,  6/25/2025 1,160,838
Necessity Retail REIT, Inc.
2,630,000 4.500%,  9/30/2028
f
1,960,034
OneMain Finance Corporation
1,192,000 6.875%,  3/15/2025 1,120,301
2,310,000 7.125%,  3/15/2026 2,082,238
1,121,000 6.625%,  1/15/2028 961,818
1,298,000 4.000%,  9/15/2030 910,820
Park Intermediate Holdings, LLC
1,000,000 4.875%,  5/15/2029
f
810,000
PennyMac Financial Services, Inc.
938,000 4.250%,  2/15/2029
f
668,142
PRA Group, Inc.
1,100,000 7.375%,  9/1/2025
f
1,064,184
RLJ Lodging Trust, LP
736,000 3.750%,  7/1/2026
f
628,588
Service Properties Trust
1,758,000 4.650%,  3/15/2024 1,626,150
2,240,000 7.500%,  9/15/2025 2,094,400
SLM Corporation
780,000 4.200%,  10/29/2025 698,240
United Wholesale Mortgage, LLC
1,200,000 5.500%,  4/15/2029
f
912,000
USIS Merger Sub, Inc.
588,000 6.875%,  5/1/2025
f
565,234
Principal
Amount Long-Term Fixed Income (87.7%) Value
Financials (8.4%) - continued
XHR, LP
$ 460,000 6.375%,  8/15/2025
f
$ 441,471
840,000 4.875%,  6/1/2029
f
692,593
Total 58,635,450
Technology (5.9%)
Black Knight InfoServ, LLC
2,324,000 3.625%,  9/1/2028
f
1,972,053
CommScope Technologies
Finance, LLC
2,442,000 6.000%,  6/15/2025
f
2,169,595
CommScope, Inc.
2,330,000 7.125%,  7/1/2028
f,g
1,798,551
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
f
873,219
Gartner, Inc.
5,000 3.750%,  10/1/2030
f
4,093
II-VI, Inc.
902,000 5.000%,  12/15/2029
f
746,134
Iron Mountain, Inc.
3,415,000 5.250%,  3/15/2028
f
2,995,399
890,000 5.000%,  7/15/2028
f
765,400
1,560,000 5.250%,  7/15/2030
f
1,290,853
1,840,000 4.500%,  2/15/2031
f
1,422,651
Minerva Merger Sub, Inc.
2,292,000 6.500%,  2/15/2030
f,g
1,811,986
MSCI, Inc.
2,385,000 3.250%,  8/15/2033
f
1,841,769
NCR Corporation
4,095,000 5.750%,  9/1/2027
f
3,710,039
Nielsen Finance, LLC
1,980,000 4.500%,  7/15/2029
f
1,971,239
Open Text Corporation
5,000 4.125%,  2/15/2030
f
3,993
PTC, Inc.
390,000 3.625%,  2/15/2025
f
363,296
1,045,000 4.000%,  2/15/2028
f
913,941
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
f
684,394
855,000 5.375%,  12/1/2028
f
401,803
Seagate HDD Cayman
3,631,000 4.091%,  6/1/2029 2,914,785
2,805,000 3.375%,  7/15/2031 1,958,438
Sensata Technologies, Inc.
1,275,000 3.750%,  2/15/2031
f
1,004,324
Shift4 Payments, LLC
960,000 4.625%,  11/1/2026
f
875,400
SS&C Technologies, Inc.
3,890,000 5.500%,  9/30/2027
f
3,548,435
Switch, Ltd.
2,550,000 3.750%,  9/15/2028
f
2,534,063
Unisys Corporation
1,690,000 6.875%,  11/1/2027
f
1,318,945
Viavi Solutions, Inc.
1,662,000 3.750%,  10/1/2029
f
1,329,733
Total 41,224,531
Transportation (2.2%)
Allegiant Travel Company
1,320,000 7.250%,  8/15/2027
f
1,244,100
American Airlines, Inc.
1,500,000 11.750%,  7/15/2025
f
1,566,510

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (87.7%) Value
Transportation (2.2%) - continued
$ 1,604,000 5.500%,  4/20/2026
f
$ 1,506,429
Avis Budget Car Rental, LLC
1,870,000 5.375%,  3/1/2029
f,g
1,535,541
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
f
882,658
376,000 7.375%,  1/15/2026 380,089
Hawaiian Brand Intellectual
Property, Ltd.
423,000 5.750%,  1/20/2026
f
373,082
Hertz Corporation
1,556,000 4.625%,  12/1/2026
f
1,264,034
1,868,000 5.000%,  12/1/2029
f
1,389,325
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
f
452,624
United Airlines, Inc.
1,165,000 4.375%,  4/15/2026
f
1,039,763
1,363,000 4.625%,  4/15/2029
f
1,127,801
VistaJet Malta Finance plc
1,820,000 6.375%,  2/1/2030
f
1,487,850
XPO Logistics, Inc.
913,000 6.250%,  5/1/2025
f
915,556
Total 15,165,362
Utilities (2.7%)
Calpine Corporation
1,670,000 4.500%,  2/15/2028
f
1,471,253
Edison International
1,345,000 5.000%,  12/15/2026
b,j
1,062,550
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
f
857,325
NextEra Energy Operating
Partners, LP
2,792,000 3.875%,  10/15/2026
f
2,540,720
NRG Energy, Inc.
1,580,000 3.375%,  2/15/2029
f
1,279,231
1,340,000 5.250%,  6/15/2029
f
1,172,500
PG&E Corporation
2,069,000 5.000%,  7/1/2028
g
1,779,250
Sunnova Energy Corporation
1,070,000 5.875%,  9/1/2026
f,g
956,090
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
f
2,493,750
TerraForm Power Operating, LLC
3,345,000 5.000%,  1/31/2028
f
2,947,045
Vistra Corporation
2,062,000 7.000%,  12/15/2026
b,f,j
1,800,147
Vistra Operations Company, LLC
290,000 5.000%,  7/31/2027
f
261,943
Total 18,621,804
Total Long-Term Fixed Income
(cost $717,137,507) 614,005,665
Shares
Collateral Held for Securities
Loaned ( 7 .9% ) Value
54,890,433 Thrivent Cash Management Trust 54,890,433
Total Collateral Held for
Securities Loaned
(cost $54,890,433) 54,890,433
Shares
Registered Investment
Companies ( 4 .2% ) Value
Unaffiliated  (4.2%)
113,994 iShares Preferred and Income
Securities ETF
g
$ 3,610,190
197,722 SPDR Bloomberg High Yield Bond
ETF
g
17,369,878
344,481 SPDR Bloomberg Short Term High
Yield Bond ETF
g
8,191,758
Total 29,171,826
Total Registered Investment
Companies (cost $31,503,986) 29,171,826
Shares Common Stock ( 0 .2% ) Value
Communications Services (0.2%)
85,655 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
k
1,306,239
Total 1,306,239
Energy (<0.1%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
k
133,920
6,874 Noble Corporation plc
k
203,333
Total 337,253
Total Common Stock
(cost $992,325) 1,643,492
Shares or
Principal
Amount Short-Term Investments ( 1 .9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 2.980%, 11/18/2022
l,m
99,598
Thrivent Core Short-Term Reserve
Fund
1,339,957 3.170% 13,399,572
Total Short-Term Investments
(cost $13,489,580) 13,499,170
Total Investments (cost
$854,573,428) 106.6% $ 745,954,757
Other Assets and Liabilities, Net
(6.6%) (46,009,718)
Total Net Assets 100.0% $ 699,945,039
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Defaulted security.  Interest is not being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $469,279,124 or
67.0% of total net assets.
g All or a portion of the security is on loan.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2022.
i Denotes investments purchased on a when-issued or
delayed-delivery basis.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High
Yield Portfolio as of September 30, 2022 was $1,493,416 or
0.21% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of September 30, 2022.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
Credit Acceptance Corporation,
12/31/2024 12/9/2019 1,590,444
Sanchez Energy Corporation,
2/15/2023 6/30/2020 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 30,007,385
Common Stock 23,149,492
Total lending $53,156,877
Gross amount payable upon return of
collateral for securities loaned $54,890,433
Net amounts due to counterparty $1,733,556
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,562,139 – 1,533,798 3,028,341
Capital Goods 1,422,266 – 1,422,266 –
Communications Services 9,486,066 – 9,486,066 –
Consumer Cyclical 1,464,963 – 1,464,963 –
Consumer Non-Cyclical 3,299,804 – 3,299,804 –
Energy 1,912,050 – 1,912,050 –
Financials 788,120 – 788,120 –
Technology 6,309,551 – 6,309,551 –
Transportation 3,499,212 – 3,499,212 –
Long-Term Fixed Income
Basic Materials 37,316,824 – 37,316,824 –
Capital Goods 73,009,474 – 73,009,474 –
Communications Services 82,468,991 – 82,468,991 –
Consumer Cyclical 116,477,022 – 116,477,022 –
Consumer Non-Cyclical 84,799,657 – 84,799,657 –
Energy 86,286,550 – 86,286,546 4
Financials 58,635,450 – 58,635,450 –
Technology 41,224,531 – 41,224,531 –
Transportation 15,165,362 – 15,165,362 –
Utilities 18,621,804 – 18,621,804 –
Registered Investment Companies
Unaffiliated 29,171,826 29,171,826 – –
Common Stock
Communications Services 1,306,239 – 1,306,239 –
Energy 337,253 337,253 – –
Short-Term Investments 99,598 – 99,598 –
Subtotal Investments in Securities $ 677,664,752 $ 29,509,079 $ 645,127,328 $ 3,028,345
Other Investments  * Total
Affiliated Short-Term Investments 13,399,572
Collateral Held for Securities Loaned 54,890,433
Subtotal Other Investments $ 68,290,005
Total Investments at Value $ 745,954,757
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $ 5,027 $ 185,820 $ 177,447 $ 13,400 1,340 1.9%
Total Affiliated Short-Term Investments 5,027 13,400 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 29,981 432,237 407,328 54,890 54,890 7.9
Total Collateral Held for Securities Loaned 29,981 54,890 7.9
Total Value $ 35,008 $ 68,290
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $3 ($3) $ – $ 146
Total Income/Non Income Cash from Affiliated
Investments $ 146
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 267
Total Affiliated Income from Securities Loaned, Net $ 267
Total Value $3 ($3) $ –

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.2% )
a
Value
Communications Services (<0.1%)
LCPR Loan Financing, LLC, Term
Loan
$ 375,000
6.568%,  (LIBOR 1M +
3.750%), 10/15/2028
b
$ 361,875
Total 361,875
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
461,250
6.090%,  (LIBOR 1M +
3.000%), 10/20/2024
b
455,715
Prime Security Services Borrower,
LLC, Term Loan
398,925
5.303%,  (LIBOR 3M +
2.750%), 9/23/2026
b
385,772
Tenneco, Inc., Term Loan
489,822
6.115%,  (LIBOR 1M +
3.000%), 10/1/2025
b
481,559
Total 1,323,046
Consumer Non-Cyclical (0.1%)
Global Medical Response, Inc.,
Term Loan
185,756
7.365%,  (LIBOR 1M +
4.250%), 3/14/2025
b
160,414
544,459
6.814%,  (LIBOR 1M +
4.250%), 10/2/2025
b
470,684
Total 631,098
Total Bank Loans
(cost $2,433,277) 2,316,019
Principal
Amount Long-Term Fixed Income ( 93.7% ) Value
Asset-Backed Securities (2.5%)
Ares XL CLO, Ltd.
4,250,000
4.312%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
b,c
3,962,135
Atrium IX
3,600,000
5.043%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
3,349,764
Benefit Street Partners CLO II, Ltd.
3,600,000
4.412%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
3,391,153
Galaxy XXIII CLO, Ltd.
1,200,000
4.483%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
1,106,235
GMAC Mortgage Corporation
Loan Trust
131,446
3.584%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
69,175
OCP CLO, Ltd.
5,125,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,c
4,663,514
Principal
Amount Long-Term Fixed Income (93.7%) Value
Asset-Backed Securities (2.5%) - continued
Octagon Investment Partners 31,
LLC
$ 3,200,000
6.110%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
$ 2,895,600
Octagon Investment Partners XVI,
Ltd.
2,600,000
4.140%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
2,472,205
Preferred Term Securities XXIII,
Ltd.
156,694
3.493%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
155,618
Sound Point CLO XV, Ltd.
6,400,000
4.283%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
6,124,640
Sound Point CLO, Ltd.
3,200,000
4.960%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,c
2,868,675
Total 31,058,714
Basic Materials (1.8%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
c
223,836
Anglo American Capital plc
2,200,000 3.625%,  9/11/2024
c
2,127,458
2,550,000 4.750%,  4/10/2027
c
2,411,174
Cleveland-Cliffs, Inc.
160,000 4.625%,  3/1/2029
c,e
134,400
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 286,537
1,850,000 5.250%,  9/1/2029 1,719,279
2,895,000 4.625%,  8/1/2030
e
2,536,682
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
c
1,095,669
4,559,000 4.000%,  3/27/2027
c
4,246,635
2,700,000 2.500%,  9/1/2030
c,e
2,064,764
International Flavors and
Fragrances, Inc.
4,000,000 3.468%,  12/1/2050
c
2,618,093
OCI NV
258,000 4.625%,  10/15/2025
c
239,678
Olin Corporation
320,000 5.125%,  9/15/2027 289,158
Syngenta Finance NV
1,675,000 4.441%,  4/24/2023
c
1,665,165
Total 21,658,528
Capital Goods (4.7%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
c
239,200
BAE Systems plc
2,550,000 3.400%,  4/15/2030
c
2,208,404
1,600,000 1.900%,  2/15/2031
c
1,208,919
Boeing Company
6,650,000 5.930%,  5/1/2060 5,688,461
5,200,000 3.250%,  2/1/2028 4,535,634
1,600,000 5.150%,  5/1/2030 1,480,076
3,500,000 5.705%,  5/1/2040 3,057,119

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Capital Goods (4.7%) - continued
Carrier Global Corporation
$ 3,000,000 2.722%,  2/15/2030 $ 2,476,301
1,550,000 2.700%,  2/15/2031 1,246,063
3,100,000 3.377%,  4/5/2040 2,241,167
GE Capital International Funding
Company
8,335,000 4.418%,  11/15/2035 7,467,501
General Electric Company
3,950,000
6.623%,  (LIBOR 3M +
3.330%), 12/15/2022
b,f
3,693,975
GFL Environmental, Inc.
320,000 3.500%,  9/1/2028
c
269,859
Howmet Aerospace, Inc.
9,000 6.875%,  5/1/2025 9,066
4,750,000 3.000%,  1/15/2029 3,880,560
2,400,000 5.950%,  2/1/2037 2,168,964
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 1,820,772
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,047,290
Owens-Brockway Glass Container,
Inc.
205,000 5.875%,  8/15/2023
c
202,438
Raytheon Technologies
Corporation
2,750,000 3.030%,  3/15/2052 1,794,080
2,200,000 4.125%,  11/16/2028 2,055,480
1,925,000 4.450%,  11/16/2038 1,676,877
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 2,502,195
Textron, Inc.
630,000 3.875%,  3/1/2025 611,528
2,560,000 3.650%,  3/15/2027 2,351,697
Total 56,933,626
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
72,554
2.548%,  5/20/2036, Ser.
2006-A, Class 2A1
b
69,952
Total 69,952
Communications Services (7.6%)
Activision Blizzard, Inc.
4,300,000 2.500%,  9/15/2050 2,596,070
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,625,803
3,100,000 1.875%,  10/15/2030 2,294,083
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,520,002
5,208,000 3.650%,  9/15/2059 3,374,266
2,481,000 4.300%,  2/15/2030 2,266,821
2,250,000 2.750%,  6/1/2031 1,801,057
4,487,000 2.550%,  12/1/2033 3,321,921
3,190,000 4.300%,  12/15/2042 2,512,378
1,700,000 4.500%,  3/9/2048 1,341,623
CCO Holdings Capital Corporation
4,500,000 5.000%,  2/1/2028
c
3,880,170
CCO Holdings, LLC
190,000 5.500%,  5/1/2026
c
180,025
320,000 4.750%,  3/1/2030
c
259,600
260,000 4.500%,  8/15/2030
c
205,618
Principal
Amount Long-Term Fixed Income (93.7%) Value
Communications Services (7.6%) - continued
Charter Communications
Operating, LLC
$ 3,750,000 4.800%,  3/1/2050 $ 2,705,212
2,800,000 4.908%,  7/23/2025 2,730,445
2,450,000 6.384%,  10/23/2035 2,246,805
2,500,000 3.500%,  6/1/2041 1,597,596
Comcast Corporation
2,683,000 2.887%,  11/1/2051 1,680,178
2,650,000 4.600%,  10/15/2038 2,331,736
1,200,000 4.650%,  7/15/2042 1,030,660
Cox Communications, Inc.
2,700,000 3.350%,  9/15/2026
c
2,486,234
Discovery Communications, LLC
1,600,000 4.900%,  3/11/2026 1,548,031
Magallanes, Inc.
3,300,000 5.141%,  3/15/2052
c
2,398,501
3,600,000 5.050%,  3/15/2042
c
2,693,678
Meta Platforms, Inc.
3,500,000 3.850%,  8/15/2032
c
3,076,946
Netflix, Inc.
1,200,000 4.875%,  4/15/2028 1,123,098
3,731,000 5.875%,  11/15/2028 3,640,635
1,800,000 6.375%,  5/15/2029 1,786,984
4,300,000 4.875%,  6/15/2030
c
3,929,501
Omnicom Group, Inc.
1,300,000 4.200%,  6/1/2030 1,179,956
SBA Communications Corporation
320,000 3.125%,  2/1/2029 257,366
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 236,325
4,800,000 8.750%,  3/15/2032 5,562,000
Sprint Corporation
570,000 7.125%,  6/15/2024 578,527
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 2,904,826
2,400,000 3.750%,  4/15/2027 2,214,818
1,800,000 3.500%,  4/15/2031 1,512,558
1,800,000 3.000%,  2/15/2041 1,203,015
Verizon Communications, Inc.
4,000,000 3.875%,  3/1/2052 2,974,938
2,600,000 4.000%,  3/22/2050 1,984,973
2,400,000 2.100%,  3/22/2028 2,026,112
1,591,000 1.680%,  10/30/2030 1,192,347
4,200,000 3.400%,  3/22/2041 3,066,629
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,111,752
Total 93,191,819
Consumer Cyclical (7.1%)
Amazon.com, Inc.
1,300,000 3.950%,  4/13/2052 1,066,281
1,800,000 3.100%,  5/12/2051 1,260,134
Caesars Entertainment, Inc.
320,000 6.250%,  7/1/2025
c
308,400
Cedar Fair, LP
320,000 5.250%,  7/15/2029
e
274,590
Choice Hotels International, Inc.
3,100,000 3.700%,  1/15/2031 2,576,868
Daimler Trucks Finance North
America, LLC
4,500,000 2.375%,  12/14/2028
c
3,671,325
Expedia Group, Inc.
7,800,000 3.250%,  2/15/2030 6,325,873

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Consumer Cyclical (7.1%) - continued
Ford Motor Credit Company, LLC
$ 3,300,000 4.063%,  11/1/2024 $ 3,097,545
700,000 2.900%,  2/10/2029 530,250
General Motors Company
5,425,000 6.800%,  10/1/2027 5,482,555
3,280,000 5.000%,  4/1/2035 2,690,747
General Motors Financial
Company, Inc.
1,150,000 1.500%,  6/10/2026 977,349
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 1,879,303
Home Depot, Inc.
3,300,000 4.950%,  9/15/2052 3,102,233
2,680,000 4.250%,  4/1/2046 2,264,102
Hyundai Capital America
2,800,000 2.375%,  10/15/2027
c
2,337,508
2,750,000 1.800%,  1/10/2028
c
2,190,515
Kohl's Corporation
3,150,000 3.375%,  5/1/2031 1,945,440
3,100,000 5.550%,  7/17/2045 1,855,939
Lennar Corporation
1,900,000 4.500%,  4/30/2024 1,864,690
2,950,000 4.750%,  5/30/2025 2,904,766
Lowe's Companies, Inc.
1,700,000 5.625%,  4/15/2053 1,572,177
4,750,000 2.625%,  4/1/2031 3,818,825
Macy's Retail Holdings, LLC
2,550,000 6.125%,  3/15/2032
c,e
1,952,458
Marriott International, Inc.
285,000 5.750%,  5/1/2025 287,812
5,650,000 4.625%,  6/15/2030 5,105,793
McDonald's Corporation
2,675,000 4.450%,  3/1/2047 2,240,912
MDC Holdings, Inc.
4,800,000 2.500%,  1/15/2031 3,207,722
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
c,e
96,590
Six Flags Theme Parks, Inc.
35,000 7.000%,  7/1/2025
c
34,985
Target Corporation
2,750,000 2.950%,  1/15/2052 1,848,753
Toll Brothers Finance Corporation
2,845,000 4.350%,  2/15/2028 2,479,864
4,300,000 3.800%,  11/1/2029
e
3,480,994
VICI Properties, LP/VICI Note
Company, Inc.
2,400,000 4.625%,  6/15/2025
c
2,258,467
640,000 4.500%,  9/1/2026
c
584,464
180,000 4.250%,  12/1/2026
c
162,467
3,500,000 5.750%,  2/1/2027
c
3,297,980
1,800,000 3.750%,  2/15/2027
c
1,576,548
180,000 4.625%,  12/1/2029
c
156,157
Volkswagen Group of America
Finance, LLC
2,500,000 3.350%,  5/13/2025
c
2,371,306
Walmart, Inc.
2,200,000 4.500%,  9/9/2052 2,062,685
Total 87,203,372
Consumer Non-Cyclical (9.0%)
Abbott Laboratories
1,440,000 4.750%,  11/30/2036 1,404,533
Principal
Amount Long-Term Fixed Income (93.7%) Value
Consumer Non-Cyclical (9.0%) - continued
$ 2,500,000 6.000%,  4/1/2039 $ 2,683,715
AbbVie, Inc.
1,800,000 2.950%,  11/21/2026 1,649,085
5,100,000 4.550%,  3/15/2035 4,575,163
3,100,000 4.300%,  5/14/2036 2,688,489
1,900,000 4.850%,  6/15/2044 1,649,364
Altria Group, Inc.
2,750,000 5.800%,  2/14/2039 2,401,240
Anheuser-Busch Companies, LLC
2,710,000 4.700%,  2/1/2036 2,442,367
Anheuser-Busch InBev Worldwide,
Inc.
3,075,000 4.000%,  4/13/2028 2,921,113
2,750,000 3.500%,  6/1/2030 2,454,837
2,050,000 4.600%,  4/15/2048 1,697,680
2,700,000 4.439%,  10/6/2048 2,190,304
4,800,000 5.550%,  1/23/2049 4,514,356
AstraZeneca plc
3,400,000 2.125%,  8/6/2050 1,957,429
3,000,000 1.375%,  8/6/2030 2,315,353
BAT Capital Corporation
3,250,000 4.700%,  4/2/2027 3,032,468
3,500,000 2.259%,  3/25/2028 2,783,894
Becton, Dickinson and Company
1,341,000 3.794%,  5/20/2050 1,002,988
3,100,000 3.700%,  6/6/2027 2,884,842
Bunge, Ltd. Finance Corporation
2,650,000 2.750%,  5/14/2031 2,084,560
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,201,532
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 591,429
CVS Health Corporation
1,950,000 4.250%,  4/1/2050 1,526,159
2,800,000 2.125%,  9/15/2031 2,157,422
Danaher Corporation
1,600,000 2.800%,  12/10/2051 1,029,345
Dentsply Sirona, Inc.
1,750,000 3.250%,  6/1/2030 1,352,020
HCA, Inc.
510,000 5.375%,  2/1/2025 503,969
5,000,000 5.875%,  2/15/2026 4,932,533
1,800,000 5.375%,  9/1/2026 1,743,845
3,000,000 5.625%,  9/1/2028 2,858,753
Imperial Brands Finance plc
2,700,000 3.500%,  7/26/2026
c
2,436,555
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
4,200,000 4.375%,  2/2/2052
c
2,815,092
1,200,000 5.500%,  1/15/2030
c
1,108,500
2,350,000 3.625%,  1/15/2032
c
1,835,938
3,400,000 3.000%,  5/15/2032
c
2,510,900
Johnson & Johnson
4,000,000 4.375%,  12/5/2033 3,853,205
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 199,787
Kraft Heinz Foods Company
1,400,000 5.500%,  6/1/2050 1,259,411
1,184,000 3.000%,  6/1/2026 1,091,706
450,000 3.750%,  4/1/2030 396,672
1,770,000 4.375%,  6/1/2046 1,375,995
1,850,000 4.875%,  10/1/2049 1,524,743

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Consumer Non-Cyclical (9.0%) - continued
Mattel, Inc.
$ 3,000,000 5.450%,  11/1/2041 $ 2,513,361
Medtronic, Inc.
4,200,000 4.375%,  3/15/2035 3,828,064
Newell Brands, Inc.
1,600,000 4.450%,  4/1/2026 1,472,000
2,200,000 5.750%,  4/1/2046 1,721,500
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,223,650
Roche Holdings, Inc.
3,800,000 2.607%,  12/13/2051
c
2,477,619
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027 2,107,272
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
926,568
Sysco Corporation
1,400,000 6.600%,  4/1/2050 1,469,536
1,000,000 6.600%,  4/1/2040 1,050,427
Takeda Pharmaceutical Company,
Ltd.
2,800,000 3.175%,  7/9/2050 1,857,518
Thermo Fisher Scientific, Inc.
2,500,000 2.800%,  10/15/2041 1,748,661
Total 110,035,467
Energy (7.3%)
Antero Resources Corporation
320,000 5.375%,  3/1/2030
c
287,702
BP Capital Markets America, Inc.
5,250,000 3.001%,  3/17/2052 3,360,787
Canadian Natural Resources, Ltd.
2,700,000 2.950%,  7/15/2030 2,221,510
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029 2,818,450
Cheniere Energy Partners, LP
4,560,000 4.500%,  10/1/2029 4,014,578
4,800,000 4.000%,  3/1/2031 4,024,704
Continental Resources, Inc.
1,200,000 2.268%,  11/15/2026
c
1,024,025
3,100,000 4.375%,  1/15/2028 2,782,174
Devon Energy Corporation
3,185,000 4.500%,  1/15/2030 2,899,020
Enbridge, Inc.
1,850,000 5.750%,  7/15/2080
b
1,627,538
Energy Transfer, LP
2,100,000 6.500%,  11/15/2026
b,f
1,829,318
3,480,000 4.200%,  4/15/2027 3,218,204
3,500,000 4.000%,  10/1/2027 3,174,175
2,900,000 3.750%,  5/15/2030 2,455,609
4,000,000 6.000%,  6/15/2048 3,455,965
Enterprise Products Operating,
LLC
1,350,000
4.875%,  (LIBOR 3M +
2.986%), 8/16/2077
b
1,231,875
EQT Corporation
3,600,000 6.125%,  2/1/2025 3,604,608
3,640,000 3.900%,  10/1/2027 3,312,390
Equinor ASA
2,575,000 3.125%,  4/6/2030 2,258,628
Halliburton Company
3,300,000 4.850%,  11/15/2035 2,878,928
Principal
Amount Long-Term Fixed Income (93.7%) Value
Energy (7.3%) - continued
Hess Corporation
$ 1,800,000 6.000%,  1/15/2040 $ 1,673,924
MPLX, LP
1,450,000 4.875%,  6/1/2025 1,420,929
3,250,000 4.800%,  2/15/2029 3,024,252
1,600,000 4.950%,  9/1/2032 1,453,568
National Fuel Gas Company
4,186,000 5.500%,  1/15/2026 4,110,954
Ovintiv Exploration, Inc.
4,756,000 5.375%,  1/1/2026 4,703,911
Petroleos Mexicanos
2,550,000 6.500%,  3/13/2027 2,135,625
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,386,532
Plains All American Pipeline, LP
2,700,000 3.800%,  9/15/2030 2,263,982
Schlumberger Holdings
Corporation
2,750,000 3.900%,  5/17/2028
c
2,480,059
Western Gas Partners, LP
6,800,000 4.650%,  7/1/2026 6,358,000
Williams Companies, Inc.
1,700,000 5.300%,  8/15/2052 1,479,651
2,450,000 7.500%,  1/15/2031 2,628,236
Williams Partners, LP
2,000,000 4.850%,  3/1/2048 1,656,283
Total 89,256,094
Financials (35.5%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
2,856,496
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,900,000 6.500%,  7/15/2025 1,896,571
1,500,000 4.625%,  10/15/2027 1,346,946
2,800,000 3.875%,  1/23/2028 2,416,686
2,400,000 3.400%,  10/29/2033 1,741,294
1,800,000 3.850%,  10/29/2041 1,195,661
Air Lease Corporation
4,100,000 4.650%,  6/15/2026
b,f
3,423,005
1,850,000 3.625%,  4/1/2027 1,639,128
1,900,000 2.100%,  9/1/2028 1,480,489
2,500,000 3.000%,  2/1/2030 1,979,787
2,100,000 2.875%,  1/15/2032 1,582,783
Aircastle, Ltd.
3,700,000 5.250%,  8/11/2025
c
3,482,916
800,000 2.850%,  1/26/2028
c
621,049
Allianz SE
3,200,000 3.200%,  10/30/2027
b,c,f
2,065,122
Ally Financial, Inc.
4,050,000 5.750%,  11/20/2025 3,928,077
5,250,000 8.000%,  11/1/2031 5,503,876
American Express Company
2,750,000 3.550%,  9/15/2026
b,f
2,119,360
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,168,673
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
b,c
1,641,258
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,275,310
2,950,000 2.150%,  7/15/2026 2,472,315
1,800,000 2.875%,  6/15/2027 1,503,707

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Financials (35.5%) - continued
Associated Banc-Corporation
$ 2,650,000 4.250%,  1/15/2025 $ 2,576,782
Australia and New Zealand
Banking Group, Ltd.
2,200,000 2.950%,  7/22/2030
b,c
1,999,059
2,500,000 2.570%,  11/25/2035
b,c
1,814,860
Aviation Capital Group, LLC
5,950,000 5.500%,  12/15/2024
c
5,759,935
Avolon Holdings Funding, Ltd.
300,000 5.250%,  5/15/2024
c
291,075
1,800,000 5.500%,  1/15/2026
c
1,692,890
1,500,000 4.250%,  4/15/2026
c
1,345,004
5,400,000 4.375%,  5/1/2026
c
4,830,542
Banco del Estado de Chile
3,850,000 2.704%,  1/9/2025
c
3,596,126
Banco Santander SA
3,200,000 2.746%,  5/28/2025 2,925,923
2,600,000 4.750%,  11/12/2026
b,f
1,797,536
3,600,000 5.294%,  8/18/2027 3,391,031
1,800,000 4.379%,  4/12/2028 1,605,406
Bank of America Corporation
5,300,000 4.375%,  1/27/2027
b,f
4,253,250
3,950,000 3.705%,  4/24/2028
b
3,594,257
1,800,000 4.271%,  7/23/2029
b
1,641,232
1,825,000 3.974%,  2/7/2030
b
1,624,508
2,720,000 3.194%,  7/23/2030
b
2,292,454
6,200,000 1.922%,  10/24/2031
b
4,586,123
3,500,000 2.572%,  10/20/2032
b
2,676,899
1,800,000 2.972%,  2/4/2033
b
1,407,152
4,800,000 4.571%,  4/27/2033
b
4,299,296
1,800,000 4.244%,  4/24/2038
b
1,482,931
3,650,000 3.311%,  4/22/2042
b
2,566,049
1,860,000 2.831%,  10/24/2051
b
1,106,544
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,f
1,843,187
Barclays plc
3,100,000 6.125%,  12/15/2025
b,f
2,612,060
1,280,000 4.836%,  5/9/2028 1,115,784
1,654,000 8.000%,  3/15/2029
b,f
1,447,581
900,000 4.972%,  5/16/2029
b
809,916
3,100,000 2.645%,  6/24/2031
b
2,313,018
Berkshire Hathaway Finance
Corporation
6,000,000 2.850%,  10/15/2050 3,855,049
1,950,000 4.250%,  1/15/2049 1,620,551
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025
c
1,579,993
1,750,000 4.000%,  1/15/2029 1,401,838
BNP Paribas SA
2,700,000 6.625%,  3/25/2024
b,c,f
2,471,040
1,650,000 7.750%,  8/16/2029
b,c,f
1,522,620
Boston Properties, LP
1,900,000 3.250%,  1/30/2031 1,545,977
BPCE SA
3,190,000 5.150%,  7/21/2024
c
3,110,162
Brandywine Operating
Partnership, LP
3,100,000 3.950%,  11/15/2027 2,728,299
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,210,801
Capital One Financial Corporation
2,690,000 4.200%,  10/29/2025 2,586,482
2,600,000 3.273%,  3/1/2030
b
2,173,944
Principal
Amount Long-Term Fixed Income (93.7%) Value
Financials (35.5%) - continued
Centene Corporation
$ 160,000 4.250%,  12/15/2027 $ 146,352
480,000 4.625%,  12/15/2029 431,328
3,605,000 3.375%,  2/15/2030 2,947,087
3,000,000 2.500%,  3/1/2031 2,261,345
2,200,000 2.625%,  8/1/2031 1,658,081
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,f
2,479,875
1,750,000 4.000%,  6/1/2026
b,f
1,435,360
3,100,000 4.000%,  12/1/2030
b,f
2,277,208
Citigroup, Inc.
2,305,000 5.500%,  9/13/2025 2,301,411
2,490,000 4.450%,  9/29/2027 2,304,928
2,000,000 3.668%,  7/24/2028
b
1,800,553
3,000,000 4.075%,  4/23/2029
b
2,715,386
2,750,000 2.520%,  11/3/2032
b
2,083,778
5,900,000 3.057%,  1/25/2033
b
4,646,474
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,f
2,059,491
Commerzbank AG
3,200,000 8.125%,  9/19/2023
c
3,153,541
CoreStates Capital III
2,440,000
3.475%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
2,299,704
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 1,906,305
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
*
148,901
Credit Agricole SA
2,400,000 6.875%,  9/23/2024
b,c,f
2,210,448
2,400,000 4.750%,  3/23/2029
b,c,f
1,653,744
Credit Suisse Group AG
3,950,000 7.500%,  7/17/2023
b,c,f
3,387,125
2,500,000 7.250%,  9/12/2025
b,c,f
1,912,292
3,100,000 2.193%,  6/5/2026
b,c
2,695,415
3,700,000 5.250%,  2/11/2027
b,c,f
2,598,198
3,100,000 4.282%,  1/9/2028
c
2,631,553
Danske Bank AS
2,850,000 3.773%,  3/28/2025
b,c
2,740,770
Deutsche Bank AG
6,000,000 6.000%,  10/30/2025
b,f
4,500,000
1,350,000 3.961%,  11/26/2025
b
1,260,298
2,200,000 2.311%,  11/16/2027
b
1,784,559
Discover Bank
3,490,000 4.682%,  8/9/2028
b
3,346,594
Drawbridge Special Opportunities
Fund, LP
480,000 3.875%,  2/15/2026
c
435,691
Duke Realty, LP
1,750,000 1.750%,  2/1/2031 1,337,576
EPR Properties
1,976,000 4.950%,  4/15/2028 1,700,771
3,700,000 3.750%,  8/15/2029 2,858,635
First Horizon Bank
2,000,000 5.750%,  5/1/2030 1,940,240
First Horizon National Corporation
2,900,000 4.000%,  5/26/2025 2,796,157
First-Citizens Bank & Trust
Company
7,100,000 6.125%,  3/9/2028 7,047,569
FS KKR Capital Corporation
4,848,000 4.250%,  2/14/2025
c
4,496,905
4,200,000 3.400%,  1/15/2026 3,705,796

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Financials (35.5%) - continued
Glitnir HoldCo ehf., Convertible
$ 362 Zero Coupon,  12/31/2030
g,h
$ 0
Global Net Lease, Inc.
320,000 3.750%,  12/15/2027
c
249,606
Goldman Sachs Group, Inc.
3,200,000 4.950%,  2/10/2025
b,f
2,896,000
3,100,000 3.691%,  6/5/2028
b
2,803,096
4,250,000 3.814%,  4/23/2029
b
3,768,053
1,100,000 4.223%,  5/1/2029
b
999,764
7,800,000 3.102%,  2/24/2033
b
6,195,186
HSBC Holdings plc
1,560,000 4.300%,  3/8/2026 1,494,597
1,800,000 4.000%,  3/9/2026
b,e,f
1,440,000
1,600,000 6.000%,  5/22/2027
b,f
1,325,600
1,920,000 4.041%,  3/13/2028
b
1,732,361
2,100,000 4.600%,  12/17/2030
b,f
1,456,331
2,250,000 5.402%,  8/11/2033
b
2,000,685
Intercontinental Exchange, Inc.
1,200,000 4.950%,  6/15/2052 1,059,276
1,350,000 4.350%,  6/15/2029 1,277,699
Invitation Homes Operating
Partnership, LP
1,500,000 2.300%,  11/15/2028 1,202,226
1,500,000 2.000%,  8/15/2031 1,076,069
J.P. Morgan Chase & Company
1,850,000 5.150%,  5/1/2023
b,f
1,785,169
1,250,000 6.000%,  8/1/2023
b,f
1,218,750
5,000,000 5.000%,  8/1/2024
b,f
4,508,750
3,200,000 2.956%,  5/13/2031
b
2,534,707
1,200,000 2.580%,  4/22/2032
b
930,181
2,900,000 2.545%,  11/8/2032
b
2,200,564
2,700,000 2.963%,  1/25/2033
b
2,122,429
4,800,000 4.586%,  4/26/2033
b
4,319,101
3,700,000 4.912%,  7/25/2033
b
3,411,975
2,500,000 5.717%,  9/14/2033
b
2,364,111
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,252,404
Lloyds Bank plc
910,000 4.650%,  3/24/2026 856,200
Lloyds Banking Group plc
1,950,000 7.500%,  6/27/2024
b,f
1,810,048
1,300,000 7.500%,  9/27/2025
b,f
1,186,250
1,900,000 2.438%,  2/5/2026
b
1,745,650
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,f
1,640,280
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
*
2,785,377
MetLife, Inc.
2,550,000 3.850%,  9/15/2025
b,f
2,281,217
Mitsubishi UFJ Financial Group,
Inc.
2,750,000 5.133%,  7/20/2033
b
2,569,385
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,550,610
Morgan Stanley
1,860,000 5.300%,  12/15/2025
b,e,f
1,785,600
2,510,000 4.350%,  9/8/2026 2,390,586
3,350,000 3.622%,  4/1/2031
b
2,895,167
3,100,000 1.794%,  2/13/2032
b
2,265,545
3,000,000 2.943%,  1/21/2033
b
2,371,690
1,050,000 4.889%,  7/20/2033
b
972,891
2,100,000 5.297%,  4/20/2037
b
1,886,971
1,570,000 4.300%,  1/27/2045 1,242,717
Principal
Amount Long-Term Fixed Income (93.7%) Value
Financials (35.5%) - continued
Nationwide Building Society
$ 2,490,000 3.900%,  7/21/2025
c
$ 2,368,147
1,356,000 4.000%,  9/14/2026
c
1,232,626
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
c
2,027,240
NatWest Group plc
2,750,000 4.269%,  3/22/2025
b
2,673,694
1,000,000 3.754%,  11/1/2029
b
923,327
1,850,000 4.600%,  6/28/2031
b,f
1,156,250
3,600,000 3.032%,  11/28/2035
b
2,550,835
Omega Healthcare Investors, Inc.
525,000 3.625%,  10/1/2029 427,284
5,600,000 3.375%,  2/1/2031 4,269,404
Owl Rock Capital Corporation
1,950,000 3.400%,  7/15/2026 1,673,103
Owl Rock Core Income
Corporation
3,000,000 4.700%,  2/8/2027 2,627,632
Owl Rock Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
c
1,297,843
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
c
2,701,975
PNC Financial Services Group,
Inc.
2,150,000 3.400%,  9/15/2026
b,f
1,604,497
Prudential Financial, Inc.
1,320,000 5.125%,  3/1/2052
b
1,144,361
1,725,000 5.200%,  3/15/2044
b
1,657,708
2,750,000 3.700%,  10/1/2050
b
2,171,950
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
b,c,f
2,386,922
Realty Income Corporation
3,100,000 3.400%,  1/15/2028 2,816,948
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,449,107
Santander UK Group Holdings plc
2,500,000 4.750%,  9/15/2025
c
2,367,878
Simon Property Group, LP
3,100,000 3.250%,  9/13/2049 2,008,308
Societe Generale SA
3,100,000 5.375%,  11/18/2030
b,c,f
2,124,430
Spirit Realty, LP
1,900,000 2.100%,  3/15/2028 1,509,756
3,250,000 3.400%,  1/15/2030 2,640,587
1,850,000 3.200%,  2/15/2031 1,441,452
SVB Financial Group
4,700,000 4.000%,  5/15/2026
b,f
3,568,314
Synchrony Financial
450,000 4.250%,  8/15/2024 438,772
1,950,000 3.950%,  12/1/2027 1,691,481
Truist Financial Corporation
1,450,000 4.950%,  9/1/2025
b,f
1,393,145
UBS Group AG
3,450,000 4.875%,  2/12/2027
b,c,f
2,686,687
1,600,000 4.703%,  8/5/2027
b,c
1,516,803
3,000,000 2.746%,  2/11/2033
b,c
2,228,789
UBS Group Funding Switzerland
AG
2,560,000 4.253%,  3/23/2028
c
2,355,642
UnitedHealth Group, Inc.
3,600,000 4.950%,  5/15/2062 3,205,070

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Financials (35.5%) - continued
$ 1,240,000 4.750%,  7/15/2045 $ 1,098,148
1,975,000 4.450%,  12/15/2048 1,683,682
Wells Fargo & Company
3,300,000 3.900%,  3/15/2026
b,f
2,790,562
1,200,000 3.526%,  3/24/2028
b
1,086,861
3,200,000 2.393%,  6/2/2028
b
2,744,313
4,250,000 4.478%,  4/4/2031
b
3,887,475
3,400,000 4.897%,  7/25/2033
b
3,134,574
Welltower, Inc.
2,500,000 2.050%,  1/15/2029 2,008,064
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,747,148
3,150,000 2.963%,  11/16/2040 2,011,005
Willis North America, Inc.
3,600,000 4.650%,  6/15/2027 3,418,579
Total 433,352,371
Foreign Government (0.6%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
c
860,718
4,800,000 6.000%,  2/22/2033
c
3,900,752
Egypt Government International
Bond
4,100,000 5.800%,  9/30/2027
c
2,869,852
Total 7,631,322
Technology (4.2%)
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,254,088
2,250,000 3.950%,  8/8/2052 1,878,899
1,920,000 3.750%,  9/12/2047 1,552,091
Broadcom, Inc.
5,632,000 3.469%,  4/15/2034
c
4,225,430
3,600,000 3.137%,  11/15/2035
c
2,522,517
2,700,000 3.187%,  11/15/2036
c
1,846,655
2,700,000 4.926%,  5/15/2037
c
2,226,343
Dell International, LLC
3,975,000 6.020%,  6/15/2026 3,991,011
1,300,000 6.100%,  7/15/2027 1,310,407
1,087,000 8.350%,  7/15/2046 1,172,447
Equinix, Inc.
2,700,000 2.000%,  5/15/2028 2,209,082
Fiserv, Inc.
2,725,000 3.200%,  7/1/2026 2,509,423
3,000,000 2.650%,  6/1/2030 2,432,256
Gartner, Inc.
320,000 3.750%,  10/1/2030
c
261,966
Global Payments, Inc.
1,100,000 5.300%,  8/15/2029 1,034,490
1,700,000 5.400%,  8/15/2032 1,577,551
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
c
525,754
Marvell Technology, Inc.
1,900,000 4.875%,  6/22/2028 1,780,774
2,100,000 2.950%,  4/15/2031 1,629,124
NXP BV/NXP Funding, LLC
1,800,000 5.550%,  12/1/2028 1,738,429
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,400,000 3.150%,  5/1/2027 1,247,024
1,900,000 4.300%,  6/18/2029 1,701,381
2,650,000 3.250%,  5/11/2041 1,738,031
Principal
Amount Long-Term Fixed Income (93.7%) Value
Technology (4.2%) - continued
Oracle Corporation
$ 3,600,000 3.950%,  3/25/2051 $ 2,387,539
2,700,000 4.300%,  7/8/2034 2,199,995
2,650,000 4.000%,  7/15/2046 1,790,927
VeriSign, Inc.
640,000 4.750%,  7/15/2027 615,675
VMware, Inc.
3,100,000 2.200%,  8/15/2031 2,256,383
Total 51,615,692
Transportation (3.3%)
American Airlines, Inc.
3,150,000 11.750%,  7/15/2025
c
3,289,671
2,220,000 5.500%,  4/20/2026
c
2,084,957
3,100,000 5.750%,  4/20/2029
c
2,704,750
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 2,207,841
2,700,000 4.050%,  6/15/2048 2,207,243
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,569,977
Delta Air Lines, Inc.
994,389 4.250%,  7/30/2023 970,851
1,543,000 7.000%,  5/1/2025
c
1,552,955
3,000,000 7.375%,  1/15/2026
e
3,032,625
4,850,000 4.750%,  10/20/2028
c
4,517,075
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
c
2,248,223
FedEx Corporation
2,500,000 3.250%,  5/15/2041 1,717,531
Kansas City Southern
1,900,000 4.700%,  5/1/2048 1,627,197
Mileage Plus Holdings, LLC
5,225,000 6.500%,  6/20/2027
c
5,114,125
Southwest Airlines Company
1,975,000 5.250%,  5/4/2025 1,972,971
2,400,000 2.625%,  2/10/2030 1,925,211
United Airlines Pass Through Trust
966,616 3.750%,  9/3/2026 876,456
United Airlines, Inc.
350,000 4.375%,  4/15/2026
c
312,375
300,000 4.625%,  4/15/2029
c
248,232
Total 40,180,266
U.S. Government & Agencies (3.2%)
U.S. Treasury Bonds
5,000,000 2.875%,  5/15/2052 4,192,969
14,400,000 2.000%,  8/15/2051 9,835,875
12,250,000 3.000%,  8/15/2052 10,571,367
1,800,000 1.875%,  11/15/2051 1,190,320
5,500,000 2.875%,  5/15/2032 5,084,922
5,000,000 2.750%,  8/15/2032 4,571,875
4,500,000 2.250%,  5/15/2041 3,401,895
Total 38,849,223
Utilities (6.9%)
American Electric Power
Company, Inc.
3,200,000 3.875%,  2/15/2062
b
2,508,053
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,214,179

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.7%) Value
Utilities (6.9%) - continued
Berkshire Hathaway Energy
Company
$ 2,400,000 4.600%,  5/1/2053
c
$ 2,020,729
2,575,000 4.450%,  1/15/2049 2,156,857
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,154,226
CenterPoint Energy, Inc.
3,250,000 2.950%,  3/1/2030 2,726,828
2,150,000 2.650%,  6/1/2031 1,717,320
Consolidated Edison Company of
New York, Inc.
2,750,000 4.125%,  5/15/2049 2,134,213
Dominion Energy, Inc.
2,250,000 4.650%,  12/15/2024
b,f
1,981,695
2,650,000 4.350%,  1/15/2027
b,f
2,248,150
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
3,152,167
2,250,000 3.500%,  6/15/2051 1,512,607
2,840,000 3.150%,  8/15/2027 2,569,644
2,700,000 3.750%,  9/1/2046 1,912,007
Edison International
5,600,000 5.750%,  6/15/2027 5,483,306
Enel Finance International NV
2,250,000 2.875%,  7/12/2041
c
1,283,622
Entergy Corporation
3,000,000 2.400%,  6/15/2031 2,292,558
Exelon Corporation
1,800,000 4.100%,  3/15/2052
c
1,388,760
FirstEnergy Corporation
3,480,000 4.400%,  7/15/2027 3,229,022
1,300,000 5.350%,  7/15/2047 1,097,187
FirstEnergy Transmission, LLC
4,300,000 2.866%,  9/15/2028
c
3,655,141
3,150,000 5.450%,  7/15/2044
c
2,848,706
Georgia Power Company
3,000,000 3.250%,  3/15/2051 1,978,503
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,338,594
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 1,522,892
NiSource, Inc.
1,950,000 3.600%,  5/1/2030 1,700,817
NRG Energy, Inc.
1,200,000 2.450%,  12/2/2027
c
982,377
3,900,000 4.450%,  6/15/2029
c
3,382,863
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 1,943,674
Pacific Gas and Electric Company
1,900,000 3.300%,  12/1/2027 1,600,645
4,300,000 4.550%,  7/1/2030 3,684,835
Public Service Company of
Colorado
1,800,000 4.500%,  6/1/2052 1,559,603
San Diego Gas & Electric
Company
2,700,000 4.150%,  5/15/2048 2,160,464
Sempra Energy
2,700,000 3.250%,  6/15/2027 2,464,366
Southern Company
150,000 4.475%,  8/1/2024 148,114
3,100,000 4.000%,  1/15/2051
b
2,778,220
Principal
Amount Long-Term Fixed Income (93.7%) Value
Utilities (6.9%) - continued
$ 2,150,000 3.750%,  9/15/2051
b
$ 1,743,414
Vistra Operations Company, LLC
1,800,000 4.875%,  5/13/2024
c
1,753,434
1,800,000 5.125%,  5/13/2025
c
1,742,671
Total 83,772,463
Total Long-Term Fixed Income
(cost $1,373,882,398) 1,144,808,909
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
5,776,600 Thrivent Cash Management Trust 5,776,600
Total Collateral Held for
Securities Loaned
(cost $5,776,600) 5,776,600
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
22,500 Cobank ACB, 6.250%
b,f,h
2,250,000
Total 2,250,000
Total Preferred Stock
(cost $2,250,000) 2,250,000
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
i
6,497
Total 6,497
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
h,i
0
Total 0
Total Common Stock
(cost $5,112) 6,497
Shares or
Principal
Amount Short-Term Investments ( 5.0% ) Value
Federal Home Loan Bank Discount
Notes
1,300,000 2.596%, 10/28/2022
j,k
1,297,270
600,000 3.440%, 12/21/2022
j,k
595,525
Thrivent Core Short-Term Reserve
Fund
5,412,746 3.170% 54,127,464
U.S. Treasury Bills
4,500,000 2.424%, 11/3/2022
j,l
4,489,682
400,000 2.685%, 11/17/2022
j,l
398,575
Total Short-Term Investments
(cost $60,908,864) 60,908,516
Total Investments (cost
$1,445,256,251) 99.5% $1,216,066,541
Other Assets and Liabilities, Net
0.5% 5,867,529
Total Net Assets 100.0% $1,221,934,070
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $265,113,442 or
21.7% of total net assets.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Principal amount is displayed in Euros.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
l All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of September 30, 2022 was $2,934,278 or
0.24% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of September 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 153,632
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 4,563,982
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 5,597,299
Total lending $5,597,299
Gross amount payable upon return of
collateral for securities loaned $5,776,600
Net amounts due to counterparty $179,301
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Communications Services 361,875 – 361,875 –
Consumer Cyclical 1,323,046 – 1,323,046 –
Consumer Non-Cyclical 631,098 – 631,098 –
Long-Term Fixed Income
Asset-Backed Securities 31,058,714 – 31,058,714 –
Basic Materials 21,658,528 – 21,658,528 –
Capital Goods 56,933,626 – 56,933,626 –
Collateralized Mortgage Obligations 69,952 – 69,952 –
Communications Services 93,191,819 – 93,191,819 –
Consumer Cyclical 87,203,372 – 87,203,372 –
Consumer Non-Cyclical 110,035,467 – 110,035,467 –
Energy 89,256,094 – 89,256,094 –
Financials^ 433,352,371 – 433,352,371 0
Foreign Government 7,631,322 – 7,631,322 –
Technology 51,615,692 – 51,615,692 –
Transportation 40,180,266 – 40,180,266 –
U.S. Government & Agencies 38,849,223 – 38,849,223 –
Utilities 83,772,463 – 83,772,463 –
Preferred Stock
Financials 2,250,000 – – 2,250,000
Common Stock
Communications Services 6,497 – 6,497 –
Financials^ 0 – – 0
Short-Term Investments 6,781,052 – 6,781,052 –
Subtotal Investments in Securities $1,156,162,477 $– $1,153,912,477 $2,250,000
Other Investments  * Total
Affiliated Short-Term Investments 54,127,464
Collateral Held for Securities Loaned 5,776,600
Subtotal Other Investments $59,904,064
Total Investments at Value $1,216,066,541
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 4,668,846 4,668,846 – –
Credit Default Swaps 105,120 – 105,120 –
Total Liability Derivatives $ 4,773,966 $4,668,846 $105,120 $–

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling $1,892,796 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 364 December 2022 $ 49,846,440 ( $ 3,834,565)
Ultra 10-Yr. U.S. Treasury Note 120 December 2022 15,052,407 (834,281)
Total Futures Long Contracts $ 64,898,847 ( $ 4,668,846)
Total Futures Contracts $ 64,898,847 ($4,668,846)
The following table presents Income Portfolio's swaps contracts held as of September 30, 2022. Investments totaling $1,396,282 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 15,000,000 $ – ( $ 105,120) ( $ 105,120)
Total Credit Default Swaps $– ($105,120) ($105,120)
1 As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $68,494 $387,194 $401,561 $54,127 5,413 4.4%
Total Affiliated Short-Term Investments 68,494 54,127 4.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,809 130,058 132,090 5,777 5,777 0.4
Total Collateral Held for Securities Loaned 7,809 5,777 0.4
Total Value $76,303 $59,904
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $0 $0 $ – $467
Total Income/Non Income Cash from Affiliated
Investments $467
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 30
Total Affiliated Income from Securities Loaned, Net $30
Total Value $0 $0 $ –

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 91.9% ) Value
Australia (5.8%)
44,155 Allkem, Ltd.
a
$ 390,486
40,667 Altium, Ltd. 886,075
20,905 ARB Corporation, Ltd. 371,418
6,692 Arena REIT 14,362
433,807 Aristocrat Leisure, Ltd. 9,147,542
53,653 ASX, Ltd. 2,469,295
1,635 AUB Group, Ltd. 19,913
1,564,933 Aurizon Holdings, Ltd. 3,461,098
509,195 Beach Energy, Ltd. 488,996
38,000 Bendigo and Adelaide Bank, Ltd. 190,137
9,779 BHP Group, Ltd. 243,088
114,539 Brambles, Ltd. 837,906
201,359 Carsales.com, Ltd. 2,401,874
49,574 Challenger, Ltd. 185,709
170,117 Charter Hall Group 1,254,522
138,179 Charter Hall Retail REIT 327,738
364,303 Coles Group, Ltd. 3,840,629
17,169 Commonwealth Bank of Australia 998,809
398,711 Computershare, Ltd. 6,359,492
60,488 CSL, Ltd. 11,000,816
58,508 Data#3, Ltd. 232,594
154,123 Deterra Royalties, Ltd. 396,091
81,325 DEXUS Property Group 404,557
110,592 Genworth Mortgage Insurance
Australia, Ltd. 192,665
22,325 GrainCorp, Ltd. 112,302
577,480 GWA Group, Ltd. 704,311
207,327 Harvey Norman Holdings, Ltd. 536,345
532,769 Humm Group, Ltd. 152,589
90,888 Iluka Resources, Ltd. 526,190
614,429 Incitec Pivot, Ltd. 1,397,138
49,638 Independence Group NL 436,643
141,541 JB Hi-Fi, Ltd. 3,425,375
2,362 Jumbo Interactive, Ltd. 18,013
479,982 Karoon Gas Australia, Ltd.
a
562,232
1,566,386 Lottery Corporation, Ltd.
a
4,197,845
446,648 Metcash, Ltd. 1,109,750
6,696 Neometals, Ltd.
a
4,807
10,228 NIB Holdings, Ltd. 49,160
87,503 Nine Entertainment Company
Holdings, Ltd. 104,951
50,749 NRW Holdings, Ltd. 77,293
146,429 Nufarm, Ltd. 469,246
19,870 Orica, Ltd. 169,166
75,083 Orora, Ltd. 144,749
104,127 Paladin Energy, Ltd.
a
49,115
314,172 Pilbara Minerals, Ltd.
a
906,464
90,767 Premier Investments, Ltd. 1,307,602
12,628 Pro Medicus, Ltd. 403,237
378,234 Qube Holdings, Ltd. 600,539
26,265 REA Group, Ltd. 1,911,741
94,883 Rio Tinto, Ltd. 5,739,717
100,818 Sandfire Resources, Ltd. 240,876
195,358 SEEK, Ltd. 2,374,342
19,347 Smartgroup Corporation, Ltd. 61,882
1,753,135 Tabcorp Holdings, Ltd. 1,051,329
97,520 Technology One, Ltd. 658,273
10,651 Waypoint REIT, Ltd. 16,165
70,535 Whitehaven Coal, Ltd. 409,235
Total 76,044,434
Austria (0.4%)
2,332 Andritz AG 98,689
458 AT&S Austria Technologie &
Systemtechnik AG 14,948
Shares Common Stock (91.9%) Value
Austria (0.4%) - continued
29,948 BAWAG Group AG
b
$ 1,287,409
14,342 EVN AG 238,808
82,494 OMV AG 2,985,707
40,154 Raiffeisen Bank International AG 475,049
14,487 Voestalpine AG 245,412
4,972 Wienerberger AG 99,797
Total 5,445,819
Belgium (0.5%)
2,114 Ackermans and van Haaren NV 268,233
2,052 D'ieteren Group 289,126
4,101 Etablissements Franz Colruyt NV 90,146
67,077 Groupe Bruxelles Lambert SA 4,691,024
10,411 Solvay SA 806,039
21,072 Telenet Group Holding NV 289,709
Total 6,434,277
Bermuda (0.3%)
262,000 CK Infrastructure Holdings, Ltd. 1,336,285
13,520 FLEX LNG, Ltd. 429,710
100,607 Golden Ocean Group, Ltd. 752,379
70,500 Grand Pharmaceutical Group, Ltd. 30,319
1,653 Hiscox, Ltd. 16,218
19,600 Jardine Matheson Holdings, Ltd. 992,544
8,500 Orient Overseas International, Ltd. 147,926
1,471,000 Pacific Basin Shipping, Ltd. 454,221
349,000 Road King Infrastructure, Ltd. 127,790
212,400 Shanghai Industrial Urban
Development Group, Ltd. 16,229
222,000 Yuexiu Transport Infrastructure, Ltd. 90,159
Total 4,393,780
Brazil (0.6%)
4,500 Alupar Investimento SA 22,732
36,900 Ambev SA 106,370
37,600 Americanas SA 119,261
16,500 Atacadao SA 59,004
75,000 B3 SA - Brasil Bolsa Balcao 182,830
12,884 Banco Bradesco SA ADR 47,413
34,000 Banco BTG Pactual SA 157,068
5,700 Banco do Brasil SA 40,629
100,800 BB Seguridade Participacoes SA 496,493
74,880 Centrais Eletricas Brasileiras SA
ADR 601,286
180,100 Cielo SA 180,289
133,017 Companhia Siderurgica Nacional
SA ADR 316,581
28,000 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 95,351
17,200 EDP - Energias do Brasil SA 69,829
73,000 ENGIE Brasil Energia SA 521,955
22,891 Gerdau SA ADR 103,467
11,000 Hapvida Participacoes e
Investimentos SA
b
15,498
86,600 Hypera SA 714,235
34,548 Itau Unibanco Holding SA ADR 178,613
8,200 Itausa SA 14,821
129,600 Metalurgica Gerdau SA 254,907
68,000 Minerva SA 157,824
121,678 Petroleo Brasileiro SA 675,795
64,813 Petroleo Brasileiro SA ADR 799,792
26,900 Sao Martinho SA 127,011
51,100 Telefonica Brasil SA 383,178
29,364 Telefonica Brasil SA ADR 220,817

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Brazil (0.6%) - continued
90,291 Vale SA ADR $ 1,202,676
94,200 Vibra Energia SA 301,756
Total 8,167,481
Canada (9.3%)
34,259 Alimentation Couche-Tard, Inc. 1,379,189
15,644 Bank of Montreal 1,371,136
2,782 Bank of Nova Scotia 132,318
85,542 Barrick Gold Corporation 1,325,844
88,868 BCE, Inc. 3,726,235
14,755 CAE, Inc.
a
226,343
38,918 Cameco Corporation 1,031,716
439,183 Canadian Imperial Bank of
Commerce 19,222,503
144,199 Canadian National Railway
Company 15,572,886
132,804 Canadian Natural Resources, Ltd. 6,181,849
19,130 Canadian Pacific Railway, Ltd. 1,276,995
15,530 Canadian Tire Corporation, Ltd. 1,653,228
135,032 Canadian Western Bank
c
2,198,479
11,230 Capital Power Corporation 381,284
166,520 CGI, Inc.
a
12,535,863
58,502 CI Financial Corporation 560,732
43,175 Dollarama, Inc. 2,478,573
7,256 Dream Industrial Real Estate
Investment Trust 56,363
15,829 Empire Company, Ltd. 393,734
14,976 Enbridge, Inc. 555,305
2,694 Fairfax Financial Holdings, Ltd. 1,230,403
48,061 Fortis, Inc. 1,825,925
4,396 Granite REIT 212,170
31,798 Home Capital Group, Inc. 633,037
24,663 InterRent Real Estate Investment
Trust 204,789
29,316 Keyera Corporation 603,574
207,301 Laurentian Bank of Canada 4,445,112
210,917 Manulife Financial Corporation 3,310,298
21,274 National Bank of Canada 1,333,408
69,121 Northland Power, Inc. 2,024,067
6,857 Nutrien, Ltd. 571,737
4,327 Onex Corporation 198,472
5,101 Parkland Corporation 109,306
50,704 Rogers Communications, Inc. 1,953,132
167,997 Shopify, Inc.
a
4,525,839
10,311 Stelco Holdings, Inc. 256,851
57,896 Sun Life Financial, Inc. 2,302,260
64,889 Suncor Energy, Inc. 1,827,330
418,855 TC Energy Corporation 16,871,244
47,642 Thomson Reuters Corporation 4,890,604
14,088 Toromont Industries, Ltd. 980,709
Total 122,570,842
Cayman Islands (1.3%)
18,000 ANTA Sports Products, Ltd. 188,942
8,318 Baidu.com, Inc. ADR
a
977,282
144,550 Chailease Holding Company, Ltd. 825,686
321,500 China Hongqiao Group, Ltd. 263,184
200,000 China Overseas Property Holdings,
Ltd. 173,439
8,000 China Resources Land, Ltd. 31,335
4,683 China Resources Microelectronics,
Ltd. 31,271
112,000 China Yuhua Education
Corporation, Ltd.
a,b
11,469
3,000 Chlitina Holding, Ltd. 14,650
Shares Common Stock (91.9%) Value
Cayman Islands (1.3%) - continued
94,800 Chow Tai Fook Jewellery Group,
Ltd. $ 178,165
174,000 Consun Pharmaceutical Group,
Ltd. 74,309
2,888 Daqo New Energy Corporation
ADR
a
153,295
188,000 Geely Automobile Holdings, Ltd. 257,276
15,500 Greentown China Holdings, Ltd. 29,091
370,000 Greentown Service Group
Company, Ltd. 244,562
78,000 Haidilao International Holding,
Ltd.
a,b
151,295
9,828 Huazhu Group, Ltd. ADR 329,631
46,833 JD.com, Inc. 1,181,512
1,792 JOYY, Inc. ADR 46,592
7,776 KE Holdings, Inc. ADR
a
136,235
23,000 Kingboard Holdings, Ltd. 64,747
14,900 Kuaishou Technology
a,b
95,571
197,000 KWG Group Holdings, Ltd.
a
24,126
9,011 Li Auto, Inc. ADR
a
207,343
11,000 Li Ning Company, Ltd. 83,467
98,500 Longfor Group Holdings, Ltd.
b
282,355
78,200 Meituan Dianping
a,b
1,643,487
48,500 NetDragon Websoft Holdings, Ltd. 87,948
10,312 NetEase, Inc. ADR 779,587
17,679 NIO, Inc. ADR
a
278,798
12,087 Pinduoduo, Inc. ADR
a
756,405
1,420,000 Shui On Land, Ltd. 144,365
39,000 SITC International Holdings
Company, Ltd. 71,523
20,600 Sunny Optical Technology (Group)
Company, Ltd. 195,775
8,951 TAL Education Group ADR
a
44,218
129,424 Tencent Holdings, Ltd. 4,371,466
32,626 Tencent Music Entertainment Group
ADR
a
132,462
17,110 Trip.com Group, Ltd. ADR
a
467,274
257,000 Want Want China Holdings, Ltd. 167,838
4,578 Weibo Corporation ADR
a
78,284
852,500 WH Group, Ltd.
b
536,170
83,000 WuXi Biologics (Cayman), Inc.
a,b
494,086
7,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
4,921
52,400 Xiaomi Corporation
a,b
59,336
2,214 XPeng, Inc. ADR
a
26,457
90,000 Yadea Group Holdings, Ltd.
b
143,845
130,000 Zhen Ding Technology Holding,
Ltd. 431,051
78,000 Zhongsheng Group Holdings, Ltd. 309,296
Total 17,281,422
Chile (<0.1%)
3,556 Banco de Credito e Inversiones SA 90,368
3,400 CAP SA 21,991
57,277 Cencosud SA 72,483
1,170,590 Colbun SA 102,788
57,139 Embotelladora Andina SA 98,936
18,988 Empresas Copec SA 121,640
1,691 Sociedad Quimica y Minera de
Chile SA ADR 153,458
Total 661,664
China (1.4%)
30,100 Aier Eye Hospital Group Company,
Ltd. 121,424

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
China (1.4%) - continued
38,776 Alibaba Group Holding, Ltd. ADR
a
$ 3,101,692
24,863 Amlogic (Shanghai) Company, Ltd.
a
226,518
478 Autohome, Inc. ADR 13,747
1,861,000 Bank of China, Ltd., Class A 810,138
2,421,000 Bank of China, Ltd., Class H 790,687
387,100 Bank of Communications
Company, Ltd. 251,904
961,500 Baoshan Iron & Steel Company,
Ltd. 711,167
565,800 BBMG Corporation 198,047
34,000 Beijing North Star Company, Ltd. 3,552
4,095 BYD Company, Ltd., Class A 145,248
28,000 BYD Company, Ltd., Class H 689,796
1,565,000 CGN Power Company, Ltd.
b
338,027
300 Changzhou Xingyu Automotive
Lighting Systems 6,427
1,200,000 China Cinda Asset Management
Company, Ltd. 132,490
55,000 China Coal Energy Company, Ltd. 49,549
1,217,000 China Construction Bank
Corporation 702,455
511,500 China Galaxy Securities Company,
Ltd. 235,653
1,400 China International Travel Service
Corporation, Ltd. 38,682
82,000 China Life Insurance Company,
Ltd. 104,913
15,000 China National Nuclear Power
Company, Ltd. 12,326
2,891 China Petroleum & Chemical
Corporation ADR 121,422
1,152,000 China Railway Group, Ltd. 565,757
23,700 China Railway Group, Ltd. 17,439
127,500 China Shenhua Energy Company,
Ltd., Class H 379,396
86,100 China State Construction
Engineering Corporation, Ltd. 62,304
94,200 China Yangtze Power Company,
Ltd. 301,525
67,400 CITIC Securities Company, Ltd.,
Class A 164,987
52,500 CITIC Securities Company, Ltd.,
Class H 88,868
530,200 Daqin Railway Company, Ltd. 505,350
980 East Money Information Company,
Ltd. 2,424
30,184 Fuyao Glass Industry Group
Company, Ltd., Class A 151,762
97,600 Fuyao Glass Industry Group
Company, Ltd., Class H
b
391,351
99,800 GF Securities Company, Ltd., Class
H 108,306
4,900 Great Wall Motor Company, Ltd.,
Class A 19,075
34,000 Great Wall Motor Company, Ltd.,
Class H 38,761
503,800 Greenland Holdings Corporation,
Ltd.
a
197,706
48,000 Guangzhou Automobile Group
Company, Ltd. 34,106
153,084 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 558,342
31,100 Guangzhou Shiyuan Electronic
Technology Company Ltd. 261,193
52,900 Guotai Junan Securities Company,
Ltd. 101,575
Shares Common Stock (91.9%) Value
China (1.4%) - continued
39,200 Haier Smart Home Company, Ltd.,
Class H $ 119,285
267,600 Haitong Securities Company, Ltd.,
Class H 141,510
66,200 Huatai Securities Company, Ltd.,
Class H
b
72,602
260,200 Industrial and Commercial Bank of
China, Ltd., Class A 159,452
402,000 Industrial and Commercial Bank of
China, Ltd., Class H 188,581
49,777 Inner Mongolia Yili Industrial Group
Company, Ltd. 230,959
2,700 Jiangsu Yangnong Chemical
Company, Ltd. 37,930
55,000 Jiangxi Copper Company, Ltd. 63,450
557,000 Jinke Property Group Company,
Ltd.
a
163,777
3,292 Kweichow Moutai Company, Ltd. 866,393
458,000 Lenovo Group, Ltd. 316,796
51,380 LONGi Green Energy Technology
Company, Ltd. 344,707
58,900 Luxshare Precision Industry
Company, Ltd. 242,952
5,300 Ningbo Tuopu Group Company,
Ltd. 54,822
21,200 Nongfu Spring Company, Ltd.
b
122,605
753,000 People's Insurance Company
(Group) of China, Ltd. 218,159
8,337 PetroChina Company, Ltd. ADR 340,650
105,278 Ping An Insurance (Group)
Company of China, Ltd., Class H 525,210
27,200 Shanghai Baosight Software
Company, Ltd. 140,621
12,500 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 16,928
5,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 11,619
214,600 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 201,508
282,500 Shenwan Hongyuan Group
Company, Ltd. 153,362
5,000 Shenzhen Inovance Technology
Company, Ltd. 40,442
324,900 Shenzhen Overseas Chinese Town
Company, Ltd. 220,290
3,700 Shenzhen Sunlord Electronics
Company, Ltd. 10,305
18,100 Shenzhou International Group
Holdings, Ltd. 139,760
164,000 Tong Ren Tang Technologies
Company, Ltd. 95,312
12,100 Wus Printed Circuit (Kunshan)
Company, Ltd. 16,922
5,300 Xiamen Faratronic Company, Ltd. 119,176
7,200 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 269,639
116,800 Zhejiang Century Huatong Group
Company, Ltd.
a
61,296
29,400 Zhejiang NHU Company, Ltd. 91,852
Total 18,554,963

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Colombia (<0.1%)
2,269 Bancolombia SA $ 15,307
Total 15,307
Cyprus (<0.1%)
30,300 Atalaya Mining plc 64,618
18,642 Ros Agro plc GDR
a,d
0
Total 64,618
Czech Republic (<0.1%)
6,217 CEZ AS 213,041
9,051 Komercni Banka AS 226,373
75 Philip Morris CR 49,124
Total 488,538
Denmark (2.3%)
3,241 A.P. Moller - Maersk AS, Class B 5,889,638
13,200 ALK-Abello AS
a
208,029
20,842 Dampskibsselskabet Norden AS 879,246
6,618 DFDS AS 171,808
57,616 DSV AS 6,749,571
19,863 Jyske Bank AS
a
1,033,720
4,472 NKT Holding AS
a
211,133
125,380 Novo Nordisk AS 12,490,080
16,887 Royal Unibrew AS 1,094,209
12,225 Scandinavian Tobacco Group AS
b
177,356
1,765 Spar Nord Bank AS 19,697
30,826 Sydbank AS 844,255
13,549 Topdanmark AS 634,721
Total 30,403,463
Egypt (<0.1%)
150,135 Commercial International Bank
Egypt SAE GDR 165,712
Total 165,712
Finland (0.5%)
10,472 KONE Oyj 403,469
37,273 Metsa Board Oyj 270,927
187,757 Nokia Oyj 806,049
2,489 Orion Oyj 104,805
13,991 Sampo Oyj 597,296
278,272 Stora Enso Oyj 3,535,000
34,934 Tokmanni Group Corporation 380,999
10,543 UPM-Kymmene Oyj 334,575
Total 6,433,120
France (6.0%)
89,931 Air Liquide SA 10,278,994
6,112 Alten SA 671,644
3,519 bioMerieux 278,352
25,544 Cie Generale des Etablissements
Michelin SCA 572,329
71,412 Coface SA 682,409
45,474 Compagnie de Saint-Gobain 1,625,945
2,130 Dassault Aviation SA 242,331
18,094 Dassault Systemes SE 624,694
47,573 Derichebourg 189,557
28,026 Eiffage SA 2,247,481
153,775 Engie SA 1,769,927
178 Eramet SA 14,011
5,188 Eutelsat Communications 40,073
7,698 Gaztransport Et Technigaz SA 848,804
43,966 Groupe Eurotunnel SA 681,793
2,998 Hermes International 3,525,996
Shares Common Stock (91.9%) Value
France (6.0%) - continued
30,149 Ipsos SA $ 1,347,328
5,948 La Francaise des Jeux SAEM
b
176,440
202,141 Legrand SA 13,205,848
5,231 LNA Sante 148,159
10,969 LVMH Moet Hennessy Louis Vuitton
SE 6,467,021
10,422 Nexans SA 927,743
86,663 Rexel SA 1,298,793
29,475 Rubis SCA 613,378
129,493 Sanofi 9,860,403
65,507 SCOR SE 947,056
89 SOITEC
a
10,163
786 Sopra Group SA 99,442
12,801 SPIE SA 268,126
51,452 Thales SA 5,669,679
277,026 TotalEnergies SE 12,996,510
379 Virbac SA 98,586
1,701 Wendel SA 121,748
Total 78,550,763
Germany (5.4%)
24,496 Aixtron SE 589,231
7,474 Aurubis AG 390,176
143,419 BASF SE 5,504,172
349,384 Bayer AG 16,097,647
58,086 Bayerische Motoren Werke AG 3,936,913
17,061 Bilfinger SE 427,081
2,460 CANCOM SE 58,048
6,347 CTS Eventim AG & Company
KGAA
a
261,127
4,541 Dermapharm Holding SE 164,695
84,211 Deutsche Boerse AG 13,804,383
108,231 Deutsche Pfandbriefbank AG
b
744,831
2,789 Duerr AG 57,994
2,220 Eckert & Ziegler Strahlen- und
Medizintechnik AG 73,741
60,862 Evonik Industries AG 1,019,291
15,716 Evotec SE
a
273,235
14,135 Freenet AG 267,877
2,820 GFT Technologies SE 83,919
8,417 Heidelberger Druckmaschinen AG
a
9,466
2,656 HENSOLDT AG 53,028
25,128 Hugo Boss AG 1,169,977
69,673 K+S AG 1,319,392
4,263 Krones AG 374,634
4,793 Mercedes-Benz Group AG 242,367
55,317 Merck KGaA 8,954,725
194,829 Porsche Automobil Holding SE 10,977,230
36,387 ProSiebenSat.1 Media AG 257,799
3,653 PVA TePla AG
a
52,871
13,005 Scout24 SE
b
651,684
4,290 Stroeer SE 161,584
219,750 TAG Immobilien AG 1,753,719
57,072 TeamViewer AG
a,b
440,452
2,381 Volkswagen AG 388,028
Total 70,561,317
Greece (0.1%)
1,634 GEK Terna Holding Real Estate
Construction SA 13,973
10,544 Hellenic Telecommnications
Organization SA 153,104
7,179 JUMBO SA 95,583
2,749 Motor Oil (Hellas) Diilistiria
Korinthou AE 43,431

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Greece (0.1%) - continued
10,119 Mytilineos SA $ 138,200
87,030 National Bank of Greece SA
a
256,245
Total 700,536
Guernsey (<0.1%)
228,572 BMO Commercial Property Trust,
Ltd. 203,820
269,787 UK Commercial Property REIT, Ltd. 179,938
Total 383,758
Hong Kong (0.7%)
22 Bank of East Asia, Ltd. 24
7,000 Beijing Enterprises Holdings, Ltd. 19,618
178,000 China Merchants Holdings
International Company, Ltd. 223,570
14,000 China Resources Beer (Holdings)
Company, Ltd. 97,114
860,000 CK Hutchison Holdings, Ltd. 4,735,374
221,440 CSPC Pharmaceutical Group, Ltd. 219,486
152,000 Far East Horizon, Ltd. 102,473
90,000 Galaxy Entertainment Group, Ltd. 529,011
78,000 Hang Lung Group, Ltd. 125,918
23,600 Hong Kong Exchanges & Clearing,
Ltd. 806,705
72,000 Hysan Development Company, Ltd. 181,183
243,500 Kerry Properties, Ltd. 461,571
163,200 Link REIT 1,139,219
74,000 Luk Fook Holdings International,
Ltd. 174,658
471,000 PCCW, Ltd. 212,496
390,000 United Laboratories International
Holdings 161,949
Total 9,190,369
Hungary (<0.1%)
2,365 OTP Bank Nyrt 43,145
Total 43,145
India (1.3%)
46,897 Adani Ports and Special Economic
Zone, Ltd. 469,852
43,348 Asian Paints, Ltd. 1,772,137
6,295 Bajaj Finance, Ltd. 562,446
22,194 Bajaj Finserv, Ltd. 453,791
10,684 Britannia Industries, Ltd. 502,743
86,451 Cipla, Ltd. 1,178,634
7,691 Coal India, Ltd. 19,930
12,677 Coromandel International, Ltd. 154,263
1,985 CRISIL, Ltd. 79,253
4,242 Cummins India, Ltd. 61,994
51,265 Indian Oil Corporation, Ltd. 41,930
115,989 Infosys, Ltd. ADR 1,968,333
89,746 ITC, Ltd. 364,749
21,937 Kotak Mahindra Bank, Ltd. 486,881
5,340 Larsen & Toubro Infotech, Ltd.
b
289,279
11,044 Larsen & Toubro, Ltd. 249,322
1,050 Maruti Suzuki India, Ltd. 113,344
9,298 Mindtree, Ltd. 356,258
471 Mphasis, Ltd. 11,944
1,060 Page Industries, Ltd. 657,122
7,313 Persistent Systems, Ltd. 288,107
829 Phoenix Mills, Ltd. 14,159
6,842 PI Industries, Ltd. 250,708
7,036 Pidilite Industries, Ltd. 231,221
Shares Common Stock (91.9%) Value
India (1.3%) - continued
166,632 Power Grid Corporation of India,
Ltd. $ 432,662
99,993 Reliance Industries, Ltd. 2,902,005
25,554 SBI Cards and Payment Services,
Ltd. 285,062
2,988 SBI Life Insurance Company, Ltd.
b
45,665
7,652 Schaeffler India, Ltd. 299,418
5,930 Siemens, Ltd. 200,878
228 SKF India, Ltd. 13,155
5,593 SRF, Ltd. 170,756
7,525 Sun Pharmaceutical Industries, Ltd. 87,394
27,486 Tata Consultancy Services, Ltd. 1,007,332
12,329 Tata Elxsi, Ltd. 1,283,326
28,937 Tech Mahindra, Ltd. 355,189
1,942 Thermax, Ltd. 51,455
371 Titan Company, Ltd. 11,797
3,241 Trent, Ltd. 56,201
Total 17,780,695
Indonesia (0.3%)
1,207,800 Astra International Tbk PT 522,675
3,179,400 Bank Central Asia Tbk PT 1,774,866
949,500 Bank Mandiri Persero Tbk PT 583,032
1,694,400 Bank Rakyat Indonesia Persero
Tbk PT 495,904
7,608 Telekomunikasi Indonesia Persero
Tbk PT ADR 219,491
Total 3,595,968
Ireland (<0.1%)
26,893 AIB Group plc 65,447
7,371 Bank of Ireland Group plc 47,277
35,156 C & C Group plc
a
58,464
Total 171,188
Israel (2.2%)
3,401 Airport City, Ltd.
a
53,809
3,894 Alony-Hetz Properties and
Investments, Ltd. 46,547
741,188 Bank Hapoalim, Ltd. 6,256,700
1,054,146 Bank Leumi Le-Israel BM 9,003,215
66 Big Shopping Centers, Ltd. 7,344
163 Camtek, Ltd.
a
3,772
38,255 Check Point Software Technologies,
Ltd.
a
4,285,325
4,292 Clal Insurance Enterprises
Holdings, Ltd.
a
72,566
980 Elbit Systems, Ltd. 185,546
396 Fattal Holdings 1998, Ltd.
a
38,269
23,439 First International Bank of Israel,
Ltd. 947,761
680 Fox-Wizel, Ltd. 77,005
5,470 G City, Ltd. 25,544
18,480 Harel Insurance Investments &
Financial Services, Ltd. 162,442
508 Israel Corporation, Ltd. 194,976
190 Melisron, Ltd. 12,760
11,723 Mivne Real Estate (KD), Ltd. 34,466
177,411 Mizrahi Tefahot Bank, Ltd. 6,210,986
4,597 Nova, Ltd.
a
394,812
36,228 Phoenix Holdings, Ltd. 342,921
53,341 Plus500, Ltd. 975,873
112 Shapir Engineering and Industry,
Ltd. 904

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Israel (2.2%) - continued
27,249 Shufersal, Ltd. $ 170,375
Total 29,503,918
Italy (1.6%)
7,291 Acea SPA 79,157
117,849 Azimut Holding SPA 1,680,908
127,255 Banca Farmafactoring SPA
b
845,221
17,494 Banca IFIS SPA 193,169
24,109 Banca Mediolanum SPA 150,973
240,856 Banco BPM SPA 629,793
129,343 BPER Banca 198,230
7,769 Buzzi Unicem SPA 109,900
41,734 Davide Campari-Milano NV 369,243
690,741 Enel SPA 2,832,874
40,011 Iren SPA 52,745
285,284 Italgas SPA 1,324,783
495,564 Leonardo SPA 3,508,779
122,426 Mediobanca SPA 957,946
47,987 Pirelli & C. SPA
b
156,300
172,061 Recordati SPA 6,297,154
8,058 Reply SPA 839,309
3,791 Salvatore Ferragamo SPA 53,198
1,065,003 Saras SPA
a
1,012,465
24,510 Unipol Gruppo SPA 95,196
Total 21,387,343
Japan (18.3%)
33,100 Advantest Corporation 1,528,580
50 AEON REIT Investment Corporation 54,008
46,700 Air Water, Inc. 551,602
38,000 Arcs Company, Ltd. 542,263
52,300 Asahi Group Holdings, Ltd. 1,630,509
409,100 Astellas Pharma, Inc. 5,419,469
2,600 BayCurrent Consulting, Inc. 674,527
10,200 BellSystem24 Holdings, Inc. 97,574
24,300 BIPROGY, Inc. 526,592
2,500 BML, Inc. 56,431
5,300 Canon Marketing Japan, Inc. 117,331
48,800 Chiyoda Company, Ltd. 264,779
74,400 Chugai Pharmaceutical Company,
Ltd. 1,858,741
56,300 Chugoku Electric Power Company,
Inc. 284,816
265,200 Citizen Watch Company, Ltd. 1,106,712
93,300 Coca-Cola Bottlers Japan, Inc. 904,691
103,000 COMSYS Holdings Corporation 1,747,709
4,200 Cosmo Energy Holdings Company,
Ltd. 108,360
2,500 Daihen Corporation 64,204
36,800 Daiichi Sankyo Company, Ltd. 1,028,592
40,800 Daikin Industries, Ltd. 6,277,858
26,500 Daiwa House Industry Company,
Ltd. 538,814
3,200 DISCO Corporation 705,446
5,800 Ebara Corporation 188,994
541,200 Eneos Holdings, Inc. 1,745,453
14,900 eREX Company, Ltd. 285,401
11,300 EXEO Group, Inc. 163,372
10,700 FANUC Corporation 1,502,433
600 Fast Retailing Company, Ltd. 317,967
20,700 Ferrotec Holdings Corporation 337,487
26,200 Fuji Soft, Inc. 1,481,672
40,500 FUJIFILM Holdings NPV 1,849,830
160,700 Fujikura, Ltd. 958,480
37,700 Fujitsu, Ltd. 4,133,881
Shares Common Stock (91.9%) Value
Japan (18.3%) - continued
7,100 Fukuyama Transporting Company,
Ltd. $ 160,541
9,600 Fuyo General Lease Company, Ltd. 524,071
536 Global One Real Estate Investment
Corporation 405,903
33,000 Gree, Inc. 199,708
14,400 GS Yuasa Corporation 224,702
3,800 Gunze, Ltd. 101,385
6,600 H.U. Group Holdings, Inc. 120,156
115,900 H2O Retailing Corporation 884,463
39,200 Hanwa Company, Ltd. 928,416
16,300 Hisamitsu Pharmaceutical
Company, Inc. 382,636
14,000 Hitachi, Ltd. 595,785
297,300 Honda Motor Company, Ltd. 6,453,131
5,900 Horiba, Ltd. 228,837
42,200 Hoya Corporation 4,066,333
14,300 Hulic Company, Ltd. 105,359
1,600 IBJ Leasing Company, Ltd. 34,456
25,200 IHI Corporation 538,985
90,400 Iida Group Holdings Company, Ltd. 1,223,688
16,100 Iino Kaiun Kaisha, Ltd. 72,153
101,200 Inaba Denki Sangyo Company, Ltd. 1,907,639
427 Industrial & Infrastructure Fund
Investment Corporation 483,848
100 Information Services International-
Dentsu, Ltd. 3,067
21,300 Inpex Corporation 198,667
50,500 Isetan Mitsukoshi Holdings, Ltd. 428,346
108,700 ITOCHU Techno-Solutions
Corporation 2,548,055
7,500 Izumi Company, Ltd. 161,665
142,900 J. Front Retailing Company, Ltd. 1,162,816
108 Japan Excellent, Inc. 99,680
7,300 Japan Exchange Group, Inc. 98,660
241,300 Japan Post Holdings Company,
Ltd. 1,598,664
166,900 Japan Tobacco, Inc. 2,742,627
15,300 JEOL, Ltd. 502,250
94,200 JGC Corporation 1,168,729
500 Kaga Electronics Company, Ltd. 13,966
37,500 Kamigumi Company, Ltd. 692,357
14,200 Kaneka Corporation 354,637
43,600 Kanematsu Corporation 429,166
9,400 Kanto Denka Kogyo Company, Ltd. 59,995
8,129 Kao Corporation 330,772
63,900 Kawasaki Kisen Kaisha, Ltd. 890,980
30,000 KDDI Corporation 877,088
143 Kenedix Office Investment
Corporation 674,383
344 Kenedix Retail REIT Corporation 635,339
1,100 Kewpie Corporation 18,104
29,400 Keyence Corporation 9,718,480
124,200 Kinden Corporation 1,310,360
5,100 Kissei Pharmaceutical Company,
Ltd. 90,599
3,500 Kokuyo Company, Ltd. 44,360
7,900 KOMEDA Holdings Company, Ltd. 127,095
9,600 Kumiai Chemical Industry
Company, Ltd. 67,714
103,400 Kyoei Steel, Ltd. 989,010
12,600 Kyushu Railway Company 271,959
9,400 Lawson, Inc. 307,528
9,600 Lintec Corporation 147,557
42,200 M3, Inc. 1,178,299

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Japan (18.3%) - continued
15,400 Makino Milling Machine Company,
Ltd. $ 475,213
10,600 Mandom Corporation 111,601
135,500 Marubeni Corporation 1,182,304
17,800 Maruha Nichiro Corporation 302,857
4,700 Matsuda Sangyo Company, Ltd. 70,376
600 Matsui Securities Company, Ltd. 3,236
27,200 Maxell, Ltd. 257,509
69,900 McDonald's Holdings Company
(Japan), Ltd. 2,435,524
900 Meiko Electronics Company, Ltd. 15,493
18,700 Ministop Company, Ltd. 183,685
106,900 Mitsubishi Corporation 2,923,739
702,800 Mitsubishi Electric Corporation 6,358,969
42,900 Mitsubishi Gas Chemical Company,
Inc. 564,084
1,167,500 Mitsubishi HC Capital, Inc. 5,018,175
25,700 Mitsubishi Logistics Corporation 605,686
8,000 Mitsubishi Research Institute, Inc. 246,476
426,900 Mitsubishi UFJ Financial Group,
Inc. 1,933,911
44,400 Mitsuboshi Belting, Ltd. 925,418
18,600 Mitsui O.S.K. Lines, Ltd.
c
332,802
900 Mitsui-Soko Holdings Company,
Ltd. 19,095
1,400 Mixi, Inc. 22,223
149 Mori Trust Sogo REIT, Inc. 141,850
64,400 Murata Manufacturing Company,
Ltd. 2,964,150
6,600 Nachi-Fujikoshi Corporation 161,597
29,800 NEC Networks & System Integration
Corporation 323,504
2,000 Net One Systems Company, Ltd. 38,825
62,400 NGK Spark Plug Company, Ltd. 1,106,699
2,500 Nichicon Corporation 24,028
32,000 Nidec Corporation 1,791,237
44,800 Nihon M&A Center Holdings, Inc. 512,384
9,800 Nikkon Holdings Company, Ltd. 152,971
7,500 Nikon Corporation 71,078
202,000 Nintendo Company, Ltd. 8,147,529
10,600 Nippon Kayaku Company, Ltd. 84,871
332 Nippon REIT Investment
Corporation 846,248
4,800 Nippon Shokubai Company, Ltd. 179,308
4,700 Nippon Soda Company, Ltd. 143,022
99,600 Nippon Steel Corporation 1,382,275
256,100 Nippon Suisan Kaisha, Ltd. 963,743
49,400 Nippon Telegraph and Telephone
Corporation 1,332,433
15,100 Nippon Television Holdings, Inc. 120,995
23,700 Nippon Yusen Kabushiki Kaisha
c
402,281
2,300 Nishimatsu Construction Company,
Ltd. 60,175
4,500 Nishi-Nippon Railroad Corporation,
Ltd. 89,683
4,500 Nisshin Oillio Group, Ltd. 99,344
28,500 Nitori Holdings Company, Ltd. 2,391,724
55,100 Nitto Kogyo Corporation 902,670
9,300 NS Solutions Corporation 224,355
35,000 NS United Kaiun Kaisha, Ltd. 910,145
17,500 Okuma Corporation 600,958
14,000 Ono Pharmaceutical Company, Ltd. 327,022
32,300 Oracle Corporation Japan 1,712,064
33,140 Orient Corporation 262,892
40,300 Oriental Land Company, Ltd. 5,465,843
211,600 ORIX Corporation 2,964,316
Shares Common Stock (91.9%) Value
Japan (18.3%) - continued
600 Osaka Soda Company, Ltd. $ 15,779
4,500 Park24 Company, Ltd.
a
58,415
71,300 Penta-Ocean Construction
Company, Ltd. 357,971
4,100 PHC Holdings Corporation 40,328
32,700 PLENUS Company, Ltd. 435,787
17 Premier Investment Corporation 17,376
23,284 Recruit Holdings Company, Ltd. 670,711
360,800 Resona Holdings, Inc. 1,320,333
42,500 Resorttrust, Inc. 680,730
7,400 Rohto Pharmaceutical Company,
Ltd. 237,452
189,600 Round One Corporation 821,855
26,500 Ryoyo Electro Corporation 387,218
4,900 S Foods, Inc. 102,826
68,200 Sangetsu Company, Ltd. 754,100
31,500 Sankyo Company, Ltd. 953,713
16,900 Sankyu, Inc. 490,794
171,100 Santen Pharmaceutical Company,
Ltd. 1,150,037
12,600 Sato Holdings Corporation 156,912
8,100 Sawai Group Holdings Company,
Ltd. 226,878
8,500 SCREEN Holdings Company, Ltd. 461,201
104,100 Secom Company, Ltd. 5,935,689
619 Sekisui House REIT, Inc. 347,896
28,500 Senko Group Holdings Company,
Ltd. 188,324
39,000 Seven & I Holdings Company, Ltd. 1,566,631
2,700 Shibaura Machine Company, Ltd. 53,733
5,300 Shikoku Electric Power Company 26,487
2,700 SHIMAMURA Company, Ltd. 228,495
55,700 Shin-Etsu Chemical Company, Ltd. 5,511,895
14,100 ShinMaywa Industries, Ltd. 94,694
32,800 Shionogi & Company, Ltd. 1,584,048
190,900 SKY Perfect JSAT Holdings, Inc. 683,523
4,800 SMC Corporation 1,953,458
170,000 SoftBank Group Corporation 5,761,489
200 Sohgo Security Services Company,
Ltd. 5,033
47,000 Sojitz Corporation 688,632
59,200 Sony Group Corporation 3,813,336
6,000 Starts Corporation, Inc. 108,693
338,000 Sumitomo Corporation 4,175,781
20,900 Sumitomo Dainippon Pharma
Company, Ltd. 148,654
71,100 Sumitomo Forestry Company, Ltd. 1,082,323
40,200 Sumitomo Heavy Industries, Ltd. 744,569
24,800 Sumitomo Mitsui Construction
Company, Ltd. 76,177
182,600 Sumitomo Mitsui Financial Group,
Inc. 5,061,942
151,100 Sumitomo Mitsui Trust Holdings,
Inc. 4,297,239
1,300 Sumitomo Warehouse Company,
Ltd. 17,664
2,200 Sysmex Corporation 117,560
8,800 Taikisha, Ltd. 195,862
14,000 Taisho Pharmaceutical Holdings
Company, Ltd. 512,693
46,900 Taiyo Holdings Company, Ltd. 778,162
10,500 Takara Standard Company, Ltd. 94,083
301,500 Takeda Pharmaceutical Company,
Ltd. 7,829,293
16,300 Takuma Company, Ltd. 139,776
21,700 Terumo Corporation 609,992

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Japan (18.3%) - continued
101,000 Toagosei Company, Ltd. $ 754,022
47,600 Toho Gas Company, Ltd. 944,544
11,400 Toho Titanium Company, Ltd. 186,428
12,100 Tokyo Century Corporation 387,139
22,100 Tokyo Electron, Ltd. 5,445,328
3,100 Tokyo Seimitsu Company, Ltd. 91,194
33,800 Tokyo Tatemono Company, Ltd. 480,921
21,100 Tokyotokeiba Company, Ltd. 601,594
226,900 Tokyu Fudosan Holdings
Corporation 1,178,224
5,600 Toyo Suisan Kaisha, Ltd. 230,934
624,500 Toyota Motor Corporation 8,162,498
10,600 Transcosmos, Inc. 275,258
51,100 Tsubakimoto Chain Company 1,079,216
172,500 TV Asahi Holdings Corporation 1,672,512
2,600 Universal Entertainment
Corporation
a
33,368
5,300 West Holdings Corporation 151,469
8,400 Yakult Honsha Company, Ltd. 487,745
12,400 Yellow Hat, Ltd. 153,707
25,700 Yokohama Rubber Company, Ltd. 395,008
24,900 Yuasa Trading Company, Ltd. 602,580
563,600 Z Holdings Corporation 1,493,915
114,400 ZOZO, Inc. 2,290,018
Total 240,402,206
Jersey (0.3%)
1,458,127 Man Group plc 3,610,418
Total 3,610,418
Kuwait (0.1%)
65,415 Boubyan Bank KSCP 161,453
70,481 Gulf Bank KSCP 68,187
32,931 HumanSoft Holding Company
KSCP 347,503
212,823 Kuwait Finance House KSCP 577,227
101,201 Kuwait International Bank KSCP 64,646
69,637 Mobile Telecommunications
Company KSCP 131,446
142,934 National Bank of Kuwait KSC 450,321
234,605 National Industries Group Holding 173,278
Total 1,974,061
Luxembourg (0.3%)
16,391 Allegro.eu SA
a,b
70,512
18,060 Aperam SA 426,181
842,643 B&M European Value Retail SA 2,866,015
135,390 SES SA 741,555
Total 4,104,263
Malaysia (0.2%)
7,600 AEON Credit Service (M) Berhad 22,245
16,000 Alliance Bank Malaysia Berhad 12,155
219,800 Hong Leong Bank Berhad 970,144
9,500 Kuala Lumpur Kepong Berhad 42,318
156,400 Mah Sing Group Berhad 16,489
190,600 Malayan Banking Berhad 352,015
15,300 MISC Berhad 22,253
456,600 PETRONAS Chemicals Group
Berhad 821,139
60,100 Public Bank Berhad 54,698
15,000 QL Resources Berhad 16,109
97,727 Sports Toto BHD 37,009
Shares Common Stock (91.9%) Value
Malaysia (0.2%) - continued
24,200 Ta Ann Holdings Berhad $ 16,857
Total 2,383,431
Mexico (0.1%)
20,308 America Movil SAB de CV ADR 334,473
44,300 Arca Continental SAB de CV 318,972
3,733 Grupo Financiero Banorte SAB de
CV ADR 23,913
111,700 Grupo Mexico, SAB de CV 377,260
4,689 Grupo Televisa SAB ADR 25,227
140,300 Megacable Holdings SAB de CV 282,627
1,850 Promotora y Operadora de
Infraestructura, SAB de CV 12,585
20,308 Sitios Latinoamerica SAB de CV
a
9,247
14,300 Wal-Mart de Mexico, SAB de CV 50,222
Total 1,434,526
Netherlands (3.1%)
93,503 Aalberts NV 3,049,406
26,988 Airbus SE 2,326,367
14,497 Arcadis NV 471,822
26,901 ASML Holding NV 11,144,479
59,929 ASR Nederland NV 2,303,835
58,420 BAM Group
a
143,534
8,771 BE Semiconductor Industries NV 375,488
68,158 Euronext NV
b
4,313,446
27,083 Ferrari NV 5,015,370
71,019 ForFarmers BV 164,037
10,509 Fugro NV
a
106,402
9,206 Heineken NV 803,967
7,969 IMCD NV 944,814
1,691 Koninklijke DSM NV 192,419
363,124 Pharming Group NV
a
375,993
92,750 QIAGEN NV
a
3,862,515
2,106 RHI Magnesita NV 39,363
39,923 Stellantis NV 471,587
104,492 Unilever plc 4,599,337
3,645 Van Lanschot Kempen NV 70,165
Total 40,774,346
New Zealand (0.1%)
141,523 Contact Energy, Ltd. 592,510
132,860 Fletcher Building, Ltd. 359,897
Total 952,407
Norway (2.1%)
231,663 Aker Solutions ASA 805,441
37,740 Austevoll Seafood ASA 255,855
9,871 BW LPG, Ltd.
b
71,834
673,487 DNB Bank ASA 10,686,937
150,624 DNO International ASA 170,836
32,291 Elkem ASA
b
103,772
196,149 Equinor ASA 6,468,745
83,732 Europris ASA
b
418,770
54,603 Grieg Seafood ASA 369,321
113,550 Leroy Seafood Group ASA 447,867
65,837 Mowi ASA 837,416
464,796 MPC Container Ships ASA 775,033
4,648 SalMar ASA 156,667
18,708 Veidekke ASA 139,947
52,990 Wallenius Wilhelmsen ASA 264,127
170,435 Yara International ASA 5,981,443
Total 27,954,011

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Poland (0.1%)
25,283 Asseco Poland SA $ 351,963
22,290 Bank Millennium SA
a
14,849
24,158 Cyfrowy Polsat SA 77,689
21,752 Jastrzebska Spolka Weglowa SA
a
143,841
38,792 Polski Koncern Naftowy Orlen SA 416,428
Total 1,004,770
Portugal (0.4%)
66,008 Altri SGPS SA 333,314
362,315 Galp Energia SGPS SA 3,485,960
31,149 Navigator Company SA 106,132
99,425 Redes Energeticas Nacionais
SGPS SA 235,072
824,678 Sonae SGPS SA 665,150
Total 4,825,628
Russian Federation (<0.1%)
169,404 Gazprom PJSC ADR
a,d
17
6,112 LUKOIL PJSC
d
0
6,042 Mechel PJSC ADR
a,d
1
14,886 MMC Norilsk Nickel PJSC ADR
d
1
444 Novatek PJSC GDR
d,e
0
171 PAO Transneft
d
0
684 Polyus PJSC
d
0
1 Polyus PJSC GDR
d
0
329,720 Sberbank of Russia PJSC
a,d
1
17,590 Sovcomflot OAO
a,d
0
765,300 Surgutneftegas PJSC
d
1
67,366 Surgutneftegas PJSC ADR
a,d
7
Total 28
Saudi Arabia (0.5%)
64,717 Al Rajhi Bank
a
1,385,475
86,011 Alinma Bank 822,752
6,537 Bank Albilad
a
81,961
2,049 Dr. Sulaiman Al Habib Medical
Services Group Company 112,803
3,451 Eastern Province Cement Company 40,906
6,459 Jarir Marketing Company 285,395
1,623 Mouwasat Medical Services
Company 85,080
82,750 National Commercial Bank 1,380,724
91,745 Riyad Bank 770,166
31,405 Saudi Arabian Mining Company
a
574,200
13,295 Saudi Arabian Oil Company
b
126,568
4,110 Saudi Basic Industries Corporation 96,182
320 Saudi Research and Marketing
Group
a
16,075
27,502 Saudi Telecom Company 286,306
Total 6,064,593
Singapore (1.3%)
2,699 China Yuchai International, Ltd. 19,676
249,200 ComfortDelGro Corporation, Ltd. 228,409
566,100 DBS Group Holdings, Ltd. 13,095,800
501,500 First Resources, Ltd. 482,574
95,000 Fortune Real Estate Investment
Trust 69,222
468,400 Genting Singapore, Ltd. 254,544
2,198 Kenon Holdings, Ltd. 74,806
229,100 Keppel Corporation, Ltd. 1,102,404
23,600 Parkway Life REIT 69,456
27,800 SembCorp Industries, Ltd. 59,378
48,800 Singapore Exchange, Ltd. 320,146
Shares Common Stock (91.9%) Value
Singapore (1.3%) - continued
262,400 Singapore Technologies
Engineering, Ltd. $ 651,921
127,000 Wing Tai Holdings, Ltd. 134,349
54,900 Yangzijiang Shipbuilding Holdings,
Ltd. 39,194
498,100 Yanlord Land Group, Ltd. 329,394
Total 16,931,273
South Africa (0.2%)
13,284 Absa Group, Ltd. 129,041
51,937 AECI, Ltd. 247,576
7,016 African Rainbow Minerals, Ltd. 94,782
5,521 Barloworld, Ltd. 28,145
54,623 DataTec, Ltd. 132,770
17,300 Exxaro Resources, Ltd. 192,134
47,044 FirstRand, Ltd. 157,045
37,720 Gold Fields, Ltd. ADR 305,155
37,881 Investec plc 153,576
23,151 Investec, Ltd. 91,632
5,469 Kumba Iron Ore, Ltd. 116,014
17,658 Massmart Holdings, Ltd.
a
58,710
281,704 Momentum Metropolitan Holdings 260,374
5,639 Motus Holdings, Ltd. 35,757
2,762 Naspers, Ltd. 342,553
17,329 Ninety One, Ltd. 33,490
15,187 Sasol, Ltd. 237,551
16,541 Sibanye Stillwater, Ltd. 37,970
10,250 Standard Bank Group 80,972
9,021 Super Group, Ltd. 12,551
Total 2,747,798
South Korea (0.8%)
81 Caregen Company, Ltd. 6,465
3,781 Cheil Worldwide, Inc. 59,602
846 Chong Kun Dang Pharmaceutical
Corporation 46,134
483 Chongkundang Holdings
Corporation 16,957
1,290 DB HiTek Company, Ltd. 33,123
1,480 DongKook Pharmaceutical
Company, Ltd. 16,646
5,798 Green Cross Holdings Corporation 65,577
39,496 GS Holdings Corporation 1,143,421
2,326 Huons Global Company, Ltd. 28,597
1,285 Hyundai Department Store
Company, Ltd. 48,506
247 Hyundai Glovis Company, Ltd. 27,799
2,224 Hyundai Green Food Company,
Ltd. 9,891
950 Hyundai Motor Company 115,936
5,455 Innox Advanced Materials
Company, Ltd. 100,121
899 JW Pharmaceutical Corporation 10,986
13,994 JYP Entertainment Corporation 568,538
44,216 Kangwon Land, Inc.
a
721,893
11,417 Kia Corporation 568,247
915 Korea Zinc Company, Ltd. 378,321
839 KT&G Corporation 50,659
15,304 Lotte Shopping Company, Ltd. 917,866
2,856 LS Corporation 112,042
376 LX Semicon Company, Ltd. 19,688
64,254 Meritz Securities Company, Ltd. 163,468
706 NHN Corporation
a
10,497
8,431 PharmaResearch Company, Ltd. 330,261

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
South Korea (0.8%) - continued
2,659 Samsung Biologics Company,
Ltd.
a,b
$ 1,488,429
64,023 Samsung Electronics Company,
Ltd. 2,350,877
2,392 SD Biosensor, Inc. 44,096
2,523 SM Entertainment Company, Ltd. 123,637
5,114 S-Oil Corporation 289,282
55 Taekwang Industrial Corporation,
Ltd. 26,945
7,932 Woori Financial Group, Inc. 58,865
Total 9,953,372
Spain (1.3%)
227,660 Acerinox SA 1,810,433
81,561 Banco de Sabadell SA 54,390
1,026,594 Banco Santander SA 2,388,774
34,989 Bankinter SA 196,458
430,532 CaixaBank SA 1,386,685
113,790 CIA De Distribucion Integral 2,073,692
71,995 Ence Energia y Celulosa SA 214,335
70,106 Endesa SA 1,052,957
33,396 Faes Farma SA 120,979
45,828 Indra Sistemas SA 348,961
198,124 Industria de Diseno Textil SA 4,088,598
12,364 Laboratorios Farmaceuticos ROVI,
SA 531,352
8,997 Let's GOWEX SA
a,d,f
1
354,120 Mediaset Espana Comunicacion
SA
a
812,324
128,279 Merlin Properties Socimi SA 989,818
84,036 Repsol SA 965,591
59,750 Sacyr SA 130,599
37,104 Solaria Energia y Medio Ambiente
SA
a
583,583
Total 17,749,530
Sweden (2.1%)
100,272 AB Industrivarden, Class A 2,019,740
180,668 AB Industrivarden, Class C 3,603,281
22,504 AddLife AB 232,672
89,233 Arjo AB 327,205
163,823 Assa Abloy AB 3,069,397
79,782 Betsson AB 465,734
17,200 Bilia AB 196,181
32,068 Biotage AB 477,965
26,149 Bravida Holding AB
b
213,976
25,960 Cloetta AB 41,038
62,124 Elekta AB 315,528
2,146 Evolution Gaming Group AB
b
169,636
268,631 Granges AB 1,722,698
241,588 Hexpol AB 1,981,475
2,563 HMS Networks AB 69,387
20,865 Holmen AB 791,758
16,472 Indutrade AB 267,175
29,559 Intrum AB 371,519
47,761 Investor AB, Class B 696,891
40,567 Inwido AB 319,020
10,511 L E Lundbergforetagen AB 379,452
1,550 Loomis AB 38,203
14,105 Mekonomen Aktiebolag 116,081
4,710 MIPS AB 139,817
24,319 New Wave Group AB 320,300
56,955 Saab AB 1,774,539
496,149 SSAB AB, Class A 2,184,273
519,744 SSAB AB, Class B 2,214,878
Shares Common Stock (91.9%) Value
Sweden (2.1%) - continued
104,470 Svenska Cellulosa AB SCA $ 1,325,567
16,882 Svolder AB 74,313
107,327 Trelleborg AB 2,013,542
Total 27,933,241
Switzerland (8.6%)
43,651 Baloise Holding AG 5,577,496
50,608 Clariant AG 808,399
672 Comet Holding AG 96,682
25,349 Compagnie Financiere Richemont
SA 2,392,830
9,950 DKSH Holding AG 721,939
15,114 Dufry AG
a
458,853
31,356 Galenica AG
b
2,270,633
2,870 Geberit AG 1,230,622
323 Givaudan SA 975,784
1,207,523 Glencore Xstrata plc 6,345,525
6,313 Helvetia Holding AG 591,563
8,116 Huber+Suhner AG 640,855
72 Inficon Holding AG 48,127
20 Lindt & Spruengli AG 193,286
2,295 Lonza Group AG 1,117,416
4,577 Mobilezone Holding AG 68,478
228,798 Nestle SA 24,746,179
430,907 Novartis AG 32,851,053
19,782 OC Oerlikon Corporation AG 126,629
73,032 PSP Swiss Property AG 7,300,452
16,505 Roche Holding AG, Participation
Certificates 5,372,918
18 Siegfried Holding AG 13,309
29,786 Sika AG 5,986,740
10,822 SoftwareONE Holding AG 117,538
10,727 Sonova Holding AG 2,360,594
10,279 Swiss Life Holding AG 4,541,383
9,264 Swiss Prime Site AG 737,947
1,811 Swissquote Group Holding SA 187,881
11,890 Tecan Group AG 4,078,795
4,310 Temenos AG 290,567
2,014 Valiant Holding AG 190,857
1,751 Vontobel Holding AG 94,011
3,799 Zehnder Group AG 192,172
Total 112,727,513
Taiwan (1.2%)
112,000 Asia Cement Corporation 138,670
407,000 Capital Securities Corporation 134,700
33,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 82,547
3,300 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd., Bonus
Shares
a,d
8,255
75,000 Cheng Shin Rubber Industry
Company, Ltd. 84,039
5,000 Chicony Power Technology
Company, Ltd. 10,492
35,000 China Steel Chemical Corporation 116,985
41,000 CTCI Corporation 58,782
2,000 Eclat Textile Company, Ltd. 24,556
9,000 ELAN Microelectronics Corporation 23,453
96,000 Far Eastern New Century
Corporation 97,468
127,000 Feng Hsin Iron & Steel Company,
Ltd. 238,405
120,360 First Financial Holding Company,
Ltd. 98,256

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Taiwan (1.2%) - continued
133,000 Formosa Plastics Corporation $ 362,022
10,000 Fusheng Precision Company, Ltd. 57,275
102,000 Goldsun Building Materials
Company, Ltd. 76,820
13,000 Hotai Motor Company, Ltd. 233,045
37,000 International Games System
Company, Ltd. 417,132
10,000 King Slide Works Company, Ltd. 148,208
2,000 Largan Precision Company, Ltd. 104,842
11,000 Lien Hwa Industrial Holdings
Corporation 17,527
11,000 Lotes Company, Ltd. 263,501
878,000 Nan Ya Plastics Corporation 1,842,405
31,000 Novatek Microelectronics
Corporation 212,168
43,000 Radiant Opto-Electronics
Corporation 135,834
55,000 Sanyang Motor Company, Ltd. 66,128
7,000 Simplo Technology Company, Ltd. 57,917
4,000 Sinbon Electronics Company, Ltd. 33,224
48,000 Systex Corporation 104,981
50,000 TaiDoc Technology Corporation 257,471
12,000 Taiwan Cogeneration Corporation 12,973
52,000 Taiwan Fertilizer Company, Ltd. 89,879
599,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 7,946,807
11,000 Tong Yang Industry Company, Ltd. 16,675
110,000 Topco Scientific Company, Ltd. 533,901
36,000 TTY Biopharm Company, Ltd. 82,292
5,000 United Integrated Services
Company, Ltd. 23,555
271,000 United Microelectronics
Corporation 303,275
17,000 Voltronic Power Technology
Corporation 747,670
344,780 Yuanta Financial Holding Company,
Ltd. 211,442
5,000 Yulon Finance Corporation 22,482
Total 15,498,059
Thailand (0.2%)
891,200 AP (Thailand) Public Company, Ltd.
NVDR 223,922
36,700 Bumrungrad Hospital Public
Company, Ltd. 220,049
9,200 Delta Electronics Public Company,
Ltd. NVDR 158,533
93,600 Energy Absolute Public, Ltd.
Company NVDR 218,139
464,400 Krung Thai Bank Public Company,
Ltd. NVDR 204,901
3,982,200 Land and Houses Public Company,
Ltd. NVDR 935,623
15,900 PTT Exploration and Production
Public Company, Ltd. NVDR 67,801
3,300 TISCO Financial Group Public
Company, Ltd. 8,092
Total 2,037,060
Turkey (0.1%)
36,221 BIM Birlesik Magazalar AS 226,645
867,355 Dogan Sirketler Grubu Holding AS 224,587
936,921 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 192,909
240,817 Haci Omer Sabanci Holding AS 334,070
Shares Common Stock (91.9%) Value
Turkey (0.1%) - continued
26,938 TAV Havalimanlari Holding AS
a
$ 91,510
448,092 Turkiye Is Bankasi AS 180,455
Total 1,250,176
United Kingdom (10.5%)
36,698 AstraZeneca plc 4,034,174
1,384,561 Auto Trader Group plc
b
7,851,906
93,862 Avacta Group plc
a,c
111,299
150,590 Babcock International Group plc
a
465,009
132,284 Balfour Beatty plc 452,556
915,629 Barclays plc 1,456,883
129,012 Barratt Developments plc 487,588
26,979 Beazley plc 168,176
6,503 Bellway plc 122,495
7,704 Berkeley Group Holdings plc 281,468
5,988 Big Yellow Group plc 70,866
1,700,043 BP plc 8,123,433
226,078 British American Tobacco plc 8,106,563
65,097 Britvic plc 518,486
64,241 Bunzl plc 1,962,745
36,777 Central Asia Metals plc 89,107
1,681,559 Centrica plc
a
1,319,519
2,672 Clarkson plc 77,989
11,401 Coca-Cola European Partners plc 485,911
38,859 Compass Group plc 773,773
15,527 Computacenter plc 335,116
34,451 Crest Nicholson Holdings plc 69,916
16,096 Croda International plc 1,149,636
30,309 Dechra Pharmaceuticals plc 880,199
302,458 Diageo plc 12,731,467
154,523 Drax Group plc 1,028,079
376,266 DS Smith plc 1,064,093
99,833 Evraz plc
d
11
21,842 Fevertree Drinks plc 202,131
85,238 FirstGroup plc 99,231
35,314 Greggs plc 667,082
57,737 Halfords Group plc 84,966
566,389 Halma plc 12,739,370
105,564 Hays plc 118,973
90,468 Howden Joinery Group plc 505,401
1,809,073 HSBC Holdings plc 9,367,086
129,167 IG Group Holdings plc 1,094,655
255,404 Imperial Brands plc 5,251,816
132,117 Inchcape plc 1,000,387
31,911 Indivior plc
a
101,178
175,047 Informa plc 1,000,547
132,357 InterContinental Hotels Group plc 6,374,532
28,541 Intermediate Capital Group plc 307,885
34,587 Lancashire Holdings, Ltd. 190,800
65,271 LondonMetric Property plc 127,172
349,320 Moneysupermarket.com Group plc 720,878
12,218 Morgan Sindall Group plc 199,287
8,556 National Express Group plc
a
15,996
28,462 Next plc 1,510,638
34,270 OSB Group plc 159,463
227,734 PageGroup plc 935,788
40,974 Pantheon Resources plc
a
47,459
126,257 Paragon Banking Group plc 552,462
535 Pennon Group plc 4,668
76,561 QinetiQ Group plc 279,386
96,211 Redde Northgate plc 310,992
24,176 Redrow plc 106,450
299,161 RELX plc 7,310,191
36,745 Rightmove plc 196,030
9,510 Rio Tinto plc 514,545

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
United Kingdom (10.5%) - continued
44,415 Safestore Holdings plc $ 413,357
139,587 Serco Group plc 242,115
33,012 Serica Energy plc 137,147
948,145 Shell plc 23,521,410
2,357 Softcat plc 30,963
30,482 Spectris plc 921,096
15,628 Spirax-Sarco Engineering plc 1,796,480
72,174 Spirent Communications plc 209,938
42,148 SSP Group plc
a
88,206
392,028 Standard Chartered plc 2,451,950
41,108 Tate & Lyle plc 309,946
376,124 Taylor Wimpey plc 366,245
222,268 Tesco plc 510,119
10,951 TORM plc 223,496
446,388 Tritax Big Box REIT plc 673,630
23,003 Vistry Group plc 151,278
3,610 Whitbread plc 91,508
Total 138,454,792
United States (<0.1%)
1,017 Yum China Holding, Inc. 48,135
Total 48,135
Virgin Islands, British (<0.1%)
4,449 VK Company, Ltd. GDR
a,d
0
Total 0
Total Common Stock
(cost $1,391,196,477) 1,209,810,077
Shares Preferred Stock ( 0.9% )
Germany (0.9%)
7,444 Bayerische Motoren Werke AG 483,398
96,288 Volkswagen AG 11,765,577
Total 12,248,975
Total Preferred Stock
(cost $16,977,551) 12,248,975
Shares
Collateral Held for Securities
Loaned ( <0.1% )
469,826 Thrivent Cash Management Trust 469,826
Total Collateral Held for
Securities Loaned
(cost $469,826) 469,826
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
g
227,400
7,010,000 6.000%,  5/16/2024
g
140,200
1,326,000 6.000%,  11/15/2026
g
26,520
1,410,000 5.375%,  4/12/2027
g
28,200
210,000 5.500%,  4/12/2037
g
4,200
Total 426,520
Total Long-Term Fixed Income
(cost $7,583,707) 426,520
Shares or
Principal
Amount Short-Term Investments ( 6.3% ) Value
Federal Home Loan Bank Discount
Notes
500,000 2.400%,  10/14/2022
h,i
$ 499,538
100,000 2.430%,  10/24/2022
h,i
99,826
100,000 2.700%,  10/28/2022
h,i
99,790
400,000 2.950%,  11/9/2022
h,i
398,707
3,400,000 3.440%,  12/21/2022
h,i
3,374,644
Thrivent Core Short-Term Reserve
Fund
7,844,173 3.170% 78,441,733
Total Short-Term Investments
(cost $82,872,895) 82,914,238
Total Investments (cost
$1,499,100,456) 99.2% $1,305,869,636
Other Assets and Liabilities,
Net 0.8% 10,983,363
Total Net Assets 100.0% $1,316,852,999
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $26,276,737 or
2.0% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of September 30, 2022:
Securities Lending Transactions
Common Stock $ 442,488
Total lending $442,488
Gross amount payable upon return of
collateral for securities loaned $469,826
Net amounts due to counterparty $27,338

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 57,550,682 2,608,471 54,942,210 1
Consumer Discretionary 143,811,822 5,259,953 138,551,869 –
Consumer Staples^ 85,893,670 485,911 85,399,504 8,255
Energy^ 99,624,708 2,293,580 97,331,103 25
Financials 214,477,065 226,026 214,251,038 1
Health Care 160,075,393 – 160,075,393 –
Industrials 182,703,020 19,676 182,683,344 –
Information Technology 119,134,548 10,932,792 108,201,756 –
Materials^ 97,824,445 2,653,074 95,171,358 13
Real Estate 26,725,301 136,235 26,589,066 –
Utilities 21,989,423 601,286 21,388,137 –
Preferred Stock
Consumer Discretionary 12,248,975 – 12,248,975 –
Long-Term Fixed Income
Communications Services 26,520 – 26,520 –
Energy 400,000 – 400,000 –
Short-Term Investments 4,472,505 – 4,472,505 –
Subtotal Investments in Securities $1,226,958,077 $25,217,004 $1,201,732,778 $8,295
Other Investments  * Total
Affiliated Short-Term Investments 78,441,733
Collateral Held for Securities Loaned 469,826
Subtotal Other Investments $78,911,559
Total Investments at Value $1,305,869,636
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 11,885,307 11,885,307 – –
Total Liability Derivatives $11,885,307 $11,885,307 $– $–

International Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$6,025,243 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 2 December 2022 $ 71,189 ( $ 6,996)
ICE mini MSCI EAFE Index 1,178 December 2022 109,071,268 (11,261,927)
ICE US mini MSCI Emerging Markets Index 118 December 2022 5,758,234 (616,384)
Total Futures Long Contracts $ 114,900,691 ( $ 11,885,307)
Total Futures Contracts $ 114,900,691 ($11,885,307)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $139,557 $190,663 $251,778 $78,442 7,844 6.0%
Total Affiliated Short-Term Investments 139,557 78,442 6.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,093 177,177 177,800 470 470 0.1
Total Collateral Held for Securities Loaned 1,093 470 0.1
Total Value $140,650 $78,912
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $930
Total Income/Non Income Cash from Affiliated
Investments $930
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 141
Total Affiliated Income from Securities Loaned, Net $141
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.2% ) Value
Australia (7.7%)
2,468 Ampol, Ltd. $ 45,650
12,218 APA Group 75,177
6,241 Aristocrat Leisure, Ltd. 131,602
2,005 ASX, Ltd. 92,277
19,060 Aurizon Holdings, Ltd. 42,154
30,862 Australia and New Zealand
Banking Group, Ltd. 451,784
52,420 BHP Group, Ltd. 1,303,068
4,962 BlueScope Steel, Ltd. 48,189
14,866 Brambles, Ltd. 108,752
681 Cochlear, Ltd. 84,593
13,836 Coles Group, Ltd. 145,865
17,670 Commonwealth Bank of Australia 1,027,955
5,626 Computershare, Ltd. 89,735
4,988 CSL, Ltd. 907,156
11,137 DEXUS Property Group 55,402
613 Domino's Pizza Enterprises, Ltd. 20,196
13,909 Endeavour Group, Ltd. 62,509
18,554 Evolution Mining, Ltd. 24,205
17,535 Fortescue Metals Group, Ltd. 188,245
17,411 Goodman Group 175,970
19,836 GPT Group 48,820
2,162 IDP Education, Ltd. 36,318
25,526 Insurance Australia Group, Ltd. 75,513
7,134 Lendlease Corporation, Ltd. 40,786
23,048 Lottery Corporation, Ltd.
a
61,768
3,774 Macquarie Group, Ltd. 368,193
28,518 Medibank Private, Ltd. 63,743
1,763 Mineral Resources, Ltd. 74,001
40,830 Mirvac Group 50,862
33,238 National Australia Bank, Ltd. 615,426
9,248 Newcrest Mining, Ltd. 101,536
12,065 Northern Star Resources, Ltd. 60,413
4,654 Orica, Ltd. 39,622
18,237 Origin Energy, Ltd. 60,510
9,570 Qantas Airways, Ltd.
a
30,712
15,359 QBE Insurance Group, Ltd. 113,959
1,896 Ramsay Health Care, Ltd. 69,598
547 REA Group, Ltd. 39,814
2,289 Reece, Ltd. 20,569
3,844 Rio Tinto, Ltd. 232,534
33,318 Santos, Ltd. 153,915
53,746 Scentre Group 87,815
3,482 SEEK, Ltd. 42,320
4,723 Sonic Healthcare, Ltd. 92,123
48,091 South32, Ltd. 114,164
24,719 Stockland 51,733
13,074 Suncorp Group, Ltd. 84,366
42,052 Telstra Corporation, Ltd. 103,836
31,797 Transurban Group 251,115
7,475 Treasury Wine Estates, Ltd. 60,147
40,068 Vicinity Centres 44,675
2,242 Washington H. Soul Pattinson and
Company, Ltd. 38,544
11,744 Wesfarmers, Ltd. 321,065
36,254 Westpac Banking Corporation 479,642
1,521 Wisetech Global, Ltd. 49,695
19,661 Woodside Energy Group, Ltd. 401,705
12,570 Woolworths, Ltd. 273,155
Total 9,935,196
Austria (0.2%)
3,560 Erste Group Bank AG 78,043
1,525 OMV AG 55,194
705 Verbund AG 60,191
Shares Common Stock (97.2%) Value
Austria (0.2%) - continued
1,175 Voestalpine AG $ 19,905
Total 213,333
Belgium (0.8%)
1,670 Ageas SA NV 60,908
8,994 Anheuser-Busch InBev NV 407,396
258 D'ieteren Group 36,352
342 Elia System Operator SA 40,244
1,029 Groupe Bruxelles Lambert SA 71,963
2,590 KBC Groep NV 122,905
1,540 Proximus SA 15,967
160 Sofina SA 27,614
767 Solvay SA 59,382
1,309 UCB SA 90,842
2,169 Umicore SA 63,676
1,540 Warehouses De Pauw SCA 37,823
Total 1,035,072
Bermuda (0.1%)
6,500 CK Infrastructure Holdings, Ltd. 33,152
11,600 Hongkong Land Holdings, Ltd. 50,971
1,600 Jardine Matheson Holdings, Ltd. 81,024
Total 165,147
Cayman Islands (0.5%)
17,800 Budweiser Brewing Company
APAC, Ltd.
b
46,352
20,800 Chow Tai Fook Jewellery Group,
Ltd. 39,091
20,800 ESR Cayman, Ltd.
b
52,320
617 Futu Holdings, Ltd. ADR
a
23,008
13,444 Grab Holdings, Ltd.
a,c
35,358
25,200 Sands China, Ltd.
a
62,754
3,742 Sea, Ltd. ADR
a
209,739
14,000 SITC International Holdings
Company, Ltd. 25,675
86,533 WH Group, Ltd.
b
54,424
17,000 Wharf Real Estate Investment
Company, Ltd. 77,067
Total 625,788
Denmark (2.6%)
32 A.P. Moller - Maersk AS, Class A 56,537
52 A.P. Moller - Maersk AS, Class B 94,496
1,008 Carlsberg AS 117,872
1,092 Christian Hansen Holding AS 53,791
1,230 Coloplast AS 124,998
7,142 Danske Bank AS 88,894
972 Demant AS
a
24,029
1,938 DSV AS 227,032
681 Genmab AS
a
219,080
1,329 GN Store Nord AS 23,279
17,142 Novo Nordisk AS 1,707,649
2,118 Novozymes AS 106,434
1,959 Orsted AS
b
156,134
939 Pandora AS 43,913
90 Rockwool International AS 14,196
3,728 Tryg AS 76,961
10,457 Vestas Wind Systems AS 192,543
Total 3,327,838
Finland (1.2%)
1,473 Elisa Oyj 66,740
4,599 Fortum Oyj 61,797
2,828 Kesko Oyj 52,762

International Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Finland (1.2%) - continued
3,520 KONE Oyj $ 135,620
4,381 Neste Oil Oyj 190,965
56,035 Nokia Oyj 240,561
35,316 Nordea Bank Abp 302,242
1,104 Orion Oyj 46,486
4,959 Sampo Oyj 211,707
5,707 Stora Enso Oyj 72,498
5,527 UPM-Kymmene Oyj 175,396
4,902 Wartsila Corporation 31,313
Total 1,588,087
France (10.2%)
1,762 Accor SA
a
36,888
307 Aeroports de Paris SA
a
35,477
5,415 Air Liquide SA 618,927
3,290 Alstom SA 53,218
617 Amundi SA
b
25,686
615 Arkema SA 44,821
19,354 AXA SA 422,553
434 bioMerieux 34,329
11,503 BNP Paribas SA 485,876
9,156 Bollore SA 42,008
2,377 Bouygues SA 62,179
3,045 Bureau Veritas SA 68,139
1,696 Capgemini SA 271,530
6,283 Carrefour SA 87,139
7,025 Cie Generale des Etablissements
Michelin SCA 157,400
5,155 Compagnie de Saint-Gobain 184,320
479 Covivio 23,075
12,606 Credit Agricole SA 102,336
6,648 Danone SA 314,352
254 Dassault Aviation SA 28,898
6,902 Dassault Systemes SE 238,291
2,584 Edenred 119,046
863 Eiffage SA 69,206
5,804 Electricite de France 67,311
18,913 Engie SA 217,686
2,979 EssilorLuxottica SA 404,913
441 Eurazeo SE 23,012
476 Gecina SA 37,280
4,556 Groupe Eurotunnel SA 70,651
328 Hermes International 385,766
391 Ipsen SA 36,187
775 Kering SA 343,749
2,228 Klepierre SA 38,734
1,088 La Francaise des Jeux SAEM
b
32,274
2,769 Legrand SA 180,898
2,499 L'Oreal SA 799,032
2,875 LVMH Moet Hennessy Louis Vuitton
SE 1,695,021
20,659 Orange SA 186,850
2,169 Pernod-Ricard SA 397,910
2,362 Publicis Groupe SA 111,917
238 Remy Cointreau SA 39,496
233 Remy Cointreau SA, DRIP
a,d
0
1,990 Renault SA
a
53,841
3,539 Safran SA 322,012
11,791 Sanofi 897,840
286 Sartorius Stedim Biotech 87,726
5,618 Schneider Electric SE 634,555
252 SEB SA 15,851
8,235 Societe Generale SA 162,856
916 Sodexo SA 68,792
608 Teleperformance SA 154,239
Shares Common Stock (97.2%) Value
France (10.2%) - continued
1,105 Thales SA $ 121,764
25,673 TotalEnergies SE 1,204,434
972 Ubisoft Entertainment SA
a
26,713
2,135 Valeo SA 32,259
6,892 Veolia Environnement SA 131,721
5,525 Vinci SA 446,754
7,461 Vivendi SE 57,872
272 Wendel SA 19,468
2,472 Worldline SA
a,b
97,707
Total 13,130,785
Germany (7.0%)
1,790 Adidas AG 205,780
4,230 Allianz SE 666,368
9,511 BASF SE 365,015
10,173 Bayer AG 468,715
3,428 Bayerische Motoren Werke AG 232,341
848 Bechtle AG 30,484
1,044 Beiersdorf AG 102,586
1,600 Brenntag AG 96,723
417 Carl Zeiss Meditec AG 43,315
11,023 Commerzbank AG
a
78,473
1,139 Continental AG 50,541
2,001 Covestro AG
b
57,212
4,687 Daimler Truck Holding AG
a
105,961
1,690 Delivery Hero AG
a,b
61,731
21,401 Deutsche Bank AG 158,452
1,967 Deutsche Boerse AG 322,443
6,190 Deutsche Lufthansa AG
a
35,581
10,264 Deutsche Post AG 309,352
33,562 Deutsche Telekom AG 571,279
23,248 E.ON SE 178,609
2,171 Evonik Industries AG 36,359
2,124 Fresenius Medical Care AG &
Company KGaA 59,839
4,337 Fresenius SE & Company KGaA 92,444
1,553 GEA Group AG 50,260
624 Hannover Rueckversicherung SE 93,540
1,500 HeidelbergCement AG 59,256
1,711 HelloFresh SE
a
35,814
1,076 Henkel AG & Company KGaA 60,980
13,523 Infineon Technologies AG 295,937
730 KION Group AG 13,980
751 Knorr-Bremse AG 32,250
754 LEG Immobilien AG 45,006
8,309 Mercedes-Benz Group AG 420,160
1,338 Merck KGaA 216,596
553 MTU Aero Engines AG 82,648
1,451 Muenchener Rueckversicherungs-
Gesellschaft AG 349,284
598 Nemetschek SE 28,385
1,586 Porsche Automobil Holding SE 89,360
1,093 PUMA SE 50,562
52 RATIONAL AG 25,185
451 Rheinmetall AG 69,439
6,652 RWE AG 244,500
10,813 SAP SE 881,204
252 Sartorius Aktiengesellschaft 87,168
822 Scout24 SE
b
41,191
7,922 Siemens AG 774,316
4,515 Siemens Energy AG 49,713
2,920 Siemens Healthineers AG
b
125,254
1,375 Symrise AG 134,079
10,538 Telefonica Deutschland Holding AG 21,306
926 Uniper SE 3,495

International Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Germany (7.0%) - continued
982 United Internet AG $ 18,357
306 Volkswagen AG 49,868
7,417 Vonovia SE 160,071
2,307 Zalando SE
a,b
45,062
Total 8,983,829
Hong Kong (2.5%)
124,800 AIA Group, Ltd. 1,039,073
38,500 BOC Hong Kong (Holdings), Ltd. 128,040
21,000 CK Asset Holdings, Ltd. 126,071
28,000 CK Hutchison Holdings, Ltd. 154,175
17,000 CLP Holdings, Ltd. 128,482
23,000 Galaxy Entertainment Group, Ltd. 135,192
21,000 Hang Lung Properties, Ltd. 34,485
7,900 Hang Seng Bank, Ltd. 120,021
15,000 Henderson Land Development
Company, Ltd. 42,003
27,000 HK Electric Investments, Ltd. 18,918
39,000 HKT Trust and HKT, Ltd. 45,677
116,162 Hong Kong and China Gas
Company, Ltd. 102,321
12,500 Hong Kong Exchanges & Clearing,
Ltd. 427,280
21,900 Link REIT 152,873
16,000 MTR Corporation, Ltd. 73,390
16,000 New World Development Company,
Ltd. 45,441
14,500 Power Assets Holdings, Ltd. 72,685
36,000 Sino Land Company, Ltd. 47,352
15,000 Sun Hung Kai Properties, Ltd. 165,544
5,000 Swire Pacific, Ltd. 37,373
12,200 Swire Properties, Ltd. 26,246
14,000 Techtronic Industries Company,
Ltd. 133,590
19,000 Xinyi Glass Holdings Company,
Ltd. 27,477
Total 3,283,709
Ireland (0.7%)
7,902 CRH plc 254,063
1,021 DCC plc 53,023
1,729 Flutter Entertainment plc
a
190,590
4,612 James Hardie Industries plc 90,592
1,649 Kerry Group plc 146,979
1,599 Kingspan Group plc 72,042
2,560 Smurfit Kappa Group plc 73,213
Total 880,502
Isle of Man (0.1%)
6,092 Entain plc 72,838
Total 72,838
Israel (0.8%)
439 Azrieli Group, Ltd. 29,961
13,151 Bank Hapoalim, Ltd. 111,014
15,986 Bank Leumi Le-Israel BM 136,533
21,478 Bezeq Israel Telecommunication
Corporation, Ltd. 35,110
1,061 Check Point Software Technologies,
Ltd.
a
118,853
422 CyberArk Software, Ltd.
a
63,275
275 Elbit Systems, Ltd. 52,067
7,331 ICL Group, Ltd. 58,754
12,809 Israel Discount Bank, Ltd. 64,497
1,594 Mizrahi Tefahot Bank, Ltd. 55,804
Shares Common Stock (97.2%) Value
Israel (0.8%) - continued
657 NICE, Ltd.
a
$ 123,630
11,498 Teva Pharmaceutical Industries,
Ltd. ADR
a
92,789
1,130 Tower Semiconductor, Ltd.
a
49,326
593 Wix.com, Ltd.
a
46,390
873 ZIM Integrated Shipping Services,
Ltd.
c
20,515
Total 1,058,518
Italy (1.7%)
1,289 Amplifon SPA 33,584
11,500 Assicurazioni Generali SPA 157,024
5,131 Atlantia SPA 113,219
5,413 Davide Campari-Milano NV 47,891
261 DiaSorin Italia SPA 29,125
84,220 Enel SPA 345,404
26,135 Eni SPA 277,780
6,318 Finecobank Banca Fineco SPA 78,030
3,480 Infrastrutture Wireless Italiane SPA
b
30,361
171,021 Intesa Sanpaolo SPA 282,699
6,268 Mediobanca SPA 49,045
2,125 Moncler SPA 86,752
5,433 Nexi Spa
a,b
43,888
5,410 Poste Italiane SPA
b
40,873
2,638 Prysmian SPA 75,562
1,083 Recordati SPA 39,636
20,881 Snam SPA 84,399
100,859 Telecom Italia SPA
a
18,656
14,569 Terna Rete Elettrica Nazionale SPA 88,733
21,488 UniCredit SPA 217,546
Total 2,140,207
Japan (22.2%)
2,000 Advantest Corporation 92,361
6,800 Aeon Company, Ltd. 126,980
2,000 AGC, Inc. 62,264
1,500 Aisin Corporation 38,610
4,700 Ajinomoto Company, Inc. 128,457
1,700 All Nippon Airways Company, Ltd.
a
31,981
4,707 Asahi Group Holdings, Ltd. 146,746
2,300 Asahi Intecc Company, Ltd. 36,681
13,000 Asahi Kasei Corporation 86,155
19,000 Astellas Pharma, Inc. 251,699
1,200 Azbil Corporation 31,281
2,100 BANDAI NAMCO Holdings, Inc. 136,853
5,900 Bridgestone Corporation 190,811
2,400 Brother Industries, Ltd. 41,464
10,400 Canon, Inc. 227,162
1,800 Capcom Company, Ltd. 45,319
1,500 Central Japan Railway Company 176,087
5,400 Chiba Bank, Ltd. 29,243
6,700 Chubu Electric Power Company,
Inc. 60,257
7,000 Chugai Pharmaceutical Company,
Ltd. 174,881
11,300 Concordia Financial Group, Ltd. 35,068
4,500 CyberAgent, Inc. 37,891
2,300 Dai Nippon Printing Company, Ltd. 46,079
1,000 Daifuku Company, Ltd. 47,037
10,100 Dai-Ichi Mutual Life Insurance
Company, Ltd. 160,593
18,100 Daiichi Sankyo Company, Ltd. 505,911
2,600 Daikin Industries, Ltd. 400,060
600 Daito Trust Construction Company,
Ltd. 56,125

International Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Japan (22.2%) - continued
6,200 Daiwa House Industry Company,
Ltd. $ 126,062
23 Daiwa House REIT Investment
Corporation 48,035
13,800 Daiwa Securities Group, Inc. 54,164
4,500 Denso Corporation 205,754
2,200 Dentsu Group, Inc. 62,541
300 DISCO Corporation 66,136
3,100 East Japan Railway Company 158,982
2,600 Eisai Company, Ltd. 139,514
31,800 Eneos Holdings, Inc. 102,560
2,000 FANUC Corporation 280,829
600 Fast Retailing Company, Ltd. 317,967
1,300 Fuji Electric Company, Ltd. 47,646
3,700 FUJIFILM Holdings NPV 168,997
2,000 Fujitsu, Ltd. 219,304
44 GLP J-REIT 48,798
400 GMO Payment Gateway, Inc. 27,420
2,400 Hakuhodo DY Holdings, Inc. 16,898
1,500 Hamamatsu Photonics KK 64,293
2,400 Hankyu Hanshin Holdings, Inc. 72,231
200 Hikari Tsushin, Inc. 23,494
300 Hirose Electric Company, Ltd. 39,343
1,100 Hitachi Construction Machinery
Company, Ltd. 20,443
2,200 Hitachi Metals, Ltd.
a
33,098
10,000 Hitachi, Ltd. 425,561
16,900 Honda Motor Company, Ltd. 366,828
1,100 Hoshizaki Corporation 30,679
3,800 Hoya Corporation 366,163
4,000 Hulic Company, Ltd. 29,471
1,200 IBIDEN Company, Ltd. 32,806
2,200 Idemitsu Kosan Company, Ltd. 47,813
1,500 Iida Group Holdings Company, Ltd. 20,305
10,800 Inpex Corporation 100,733
6,000 Isuzu Motors, Ltd. 66,345
600 ITO EN, Ltd. 24,270
12,300 ITOCHU Corporation 296,896
1,000 ITOCHU Techno-Solutions
Corporation 23,441
1,500 Japan Airlines Company, Ltd.
a
26,862
5,200 Japan Exchange Group, Inc. 70,278
72 Japan Metropolitan Fund
Investment Corporation 54,059
4,300 Japan Post Bank Company, Ltd. 30,058
24,600 Japan Post Holdings Company,
Ltd. 162,980
2,100 Japan Post Insurance Company,
Ltd. 29,413
13 Japan Real Estate Investment
Corporation 53,630
12,400 Japan Tobacco, Inc. 203,766
5,100 JFE Holdings, Inc. 47,356
1,900 JSR Corporation 36,029
4,400 Kajima Corporation 41,705
1,400 Kakaku.com, Inc. 23,725
7,300 Kansai Electric Power Company,
Inc. 61,074
4,900 Kao Corporation 199,383
16,700 KDDI Corporation 488,246
1,100 Keio Corporation 40,083
1,300 Keisei Electric Railway Company,
Ltd. 35,415
2,000 Keyence Corporation 661,121
1,500 Kikkoman Corporation 85,037
Shares Common Stock (97.2%) Value
Japan (22.2%) - continued
1,800 Kintetsu Group Holdings Company,
Ltd. $ 59,929
8,500 Kirin Holdings Company, Ltd. 130,949
600 Kobayashi Pharmaceutical
Company, Ltd. 35,162
1,600 Kobe Bussan Company, Ltd. 38,492
1,240 Koei Tecmo Holdings Company,
Ltd. 20,411
2,200 Koito Manufacturing Company, Ltd. 30,078
9,600 Komatsu, Ltd. 174,800
1,000 Konami Group Corporation 46,302
300 KOSE Corporation 30,931
10,600 Kubota Corporation 147,307
1,100 Kurita Water Industries, Ltd. 39,053
3,300 Kyocera Corporation 166,250
2,800 Kyowa Hakko Kirin Company, Ltd. 64,378
800 Lasertec Corporation 80,466
3,100 LIXIL Corporation 45,486
4,600 M3, Inc. 128,440
2,300 Makita Corporation 44,632
16,000 Marubeni Corporation 139,608
5,900 Mazda Motor Corporation 39,177
900 McDonald's Holdings Company
(Japan), Ltd. 31,359
1,200 MEIJI Holdings Company, Ltd. 53,268
3,800 Minebea Mitsumu, Inc. 56,217
2,900 MISUMI Group, Inc. 62,444
13,300 Mitsubishi Chemical Group
Corporation 60,926
13,100 Mitsubishi Corporation 358,288
20,000 Mitsubishi Electric Corporation 180,961
12,200 Mitsubishi Estate Company, Ltd. 160,749
6,700 Mitsubishi HC Capital, Inc. 28,798
3,300 Mitsubishi Heavy Industries, Ltd. 109,756
123,800 Mitsubishi UFJ Financial Group,
Inc. 560,830
14,500 Mitsui & Company, Ltd. 308,557
1,900 Mitsui Chemicals, Inc. 37,034
9,400 Mitsui Fudosan Company, Ltd. 179,070
3,600 Mitsui O.S.K. Lines, Ltd. 64,413
24,930 Mizuho Financial Group, Inc. 269,858
2,600 MonotaRO Company, Ltd. 39,897
4,600 MS and AD Insurance Group
Holdings, Inc. 121,821
5,900 Murata Manufacturing Company,
Ltd. 271,560
2,500 NEC Corporation 80,051
5,100 NEXON Company, Ltd. 90,105
2,500 NGK Insulators, Ltd. 31,117
4,600 Nidec Corporation 257,490
3,100 Nihon M&A Center Holdings, Inc. 35,455
11,000 Nintendo Company, Ltd. 443,677
16 Nippon Building Fund, Inc. 70,408
800 Nippon Express Holdings, Inc. 40,663
8,600 Nippon Paint Holdings Company,
Ltd. 58,092
22 Nippon Prologis REIT, Inc. 48,233
1,800 Nippon Sanso Holdings
Corporation 28,453
500 Nippon Shinyaku Company, Ltd. 25,511
8,400 Nippon Steel Corporation 116,577
12,400 Nippon Telegraph and Telephone
Corporation 334,457
5,100 Nippon Yusen Kabushiki Kaisha 86,567
1,300 Nissan Chemical Corporation 58,076
24,000 Nissan Motor Company, Ltd. 77,343

International Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Japan (22.2%) - continued
2,000 Nisshin Seifun Group, Inc. $ 20,201
600 Nissin Foods Holdings Company,
Ltd. 41,706
800 Nitori Holdings Company, Ltd. 67,136
1,500 Nitto Denko Corporation 81,219
30,100 Nomura Holdings, Inc. 99,718
1,200 Nomura Real Estate Holdings, Inc. 27,101
44 Nomura Real Estate Master Fund,
Inc. 48,631
3,500 Nomura Research Institute, Ltd. 85,481
6,500 NTT Data Corporation 83,961
6,600 Obayashi Corporation 42,359
700 OBIC Company, Ltd. 93,866
3,100 Odakyu Electric Railway Company,
Ltd. 39,944
8,400 Oji Holdings Corporation 31,169
12,800 Olympus Corporation 246,243
1,900 OMRON Corporation 87,053
3,800 Ono Pharmaceutical Company, Ltd. 88,763
800 Open House Company, Ltd. 27,027
400 Oracle Corporation Japan 21,202
2,100 Oriental Land Company, Ltd. 284,821
12,400 ORIX Corporation 173,712
3,900 Osaka Gas Company, Ltd. 58,796
1,200 Otsuka Corporation 37,425
4,000 Otsuka Holdings Company, Ltd. 126,659
3,900 Pan Pacific International Holdings
Company 68,799
22,900 Panasonic Holdings Corporation 160,805
1,800 Persol Holdings Company, Ltd. 33,297
9,000 Rakuten Group, Inc. 38,515
14,900 Recruit Holdings Company, Ltd. 429,204
12,100 Renesas Electronics Corporation
a
101,437
22,400 Resona Holdings, Inc. 81,972
5,900 Ricoh Company, Ltd. 43,201
900 Rohm Company, Ltd. 58,983
2,500 SBI Holdings, Inc. 44,863
1,600 SCSK Corporation 24,223
2,200 Secom Company, Ltd. 125,442
2,900 Seiko Epson Corporation 39,598
3,800 Sekisui Chemical Company, Ltd. 46,489
6,400 Sekisui House, Ltd. 105,999
7,800 Seven & I Holdings Company, Ltd. 313,326
3,000 SG Holdings Company, Ltd. 41,090
2,500 Sharp Corporation 14,907
2,500 Shimadzu Corporation 65,591
800 Shimano, Inc. 125,172
5,600 Shimizu Corporation 27,379
3,900 Shin-Etsu Chemical Company, Ltd. 385,932
2,700 Shionogi & Company, Ltd. 130,394
4,100 Shiseido Company, Ltd. 143,694
4,500 Shizuoka Financial Group, Inc.
d
27,212
600 SMC Corporation 244,182
29,700 SoftBank Corporation 296,582
12,500 SoftBank Group Corporation 423,639
3,200 Sompo Holdings, Inc. 128,036
13,100 Sony Group Corporation 843,829
900 Square Enix Holdings Company,
Ltd. 38,791
6,400 Subaru Corporation 96,719
3,600 Sumco Corporation 41,944
15,400 Sumitomo Chemical Company, Ltd. 52,970
11,700 Sumitomo Corporation 144,546
7,400 Sumitomo Electric Industries, Ltd. 75,121
2,600 Sumitomo Metal Mining Company,
Ltd. 74,507
Shares Common Stock (97.2%) Value
Japan (22.2%) - continued
13,500 Sumitomo Mitsui Financial Group,
Inc. $ 374,240
3,500 Sumitomo Mitsui Trust Holdings,
Inc. 99,539
3,200 Sumitomo Realty & Development
Company, Ltd. 72,775
1,400 Suntory Beverage and Food, Ltd. 49,825
3,800 Suzuki Motor Corporation 118,294
1,700 Sysmex Corporation 90,842
5,500 T&D Holdings, Inc. 52,278
1,900 Taisei Corporation 52,694
15,600 Takeda Pharmaceutical Company,
Ltd. 405,098
4,000 TDK Corporation 123,481
6,700 Terumo Corporation 188,338
2,300 TIS, Inc. 61,064
2,000 Tobu Railway Company, Ltd. 47,145
1,200 Toho Company, Ltd. 43,635
18,900 Tokio Marine Holdings, Inc. 335,912
15,800 Tokyo Electric Power Company,
Inc.
a
50,507
1,500 Tokyo Electron, Ltd. 369,592
4,100 Tokyo Gas Company, Ltd. 69,213
5,500 Tokyu Corporation 62,725
2,700 Toppan, Inc. 40,219
14,400 Toray Industries, Inc. 70,874
4,000 Toshiba Corporation 142,501
2,700 Tosoh Corporation 30,093
1,500 TOTO, Ltd. 50,090
1,500 Toyota Industries Corporation 71,656
109,800 Toyota Motor Corporation 1,435,136
2,200 Toyota Tsusho Corporation 68,145
1,400 Trend Micro, Inc. 75,408
4,200 Unicharm Corporation 137,780
2,300 USS Company, Ltd. 35,521
1,000 Welcia Holdings Company, Ltd. 21,102
2,300 West Japan Railway Company 87,915
1,375 Yakult Honsha Company, Ltd. 79,839
1,500 Yamaha Corporation 53,302
3,100 Yamaha Motor Company, Ltd. 58,081
3,000 Yamato Holdings Company, Ltd. 45,052
2,500 Yaskawa Electric Corporation 71,945
2,400 Yokogawa Electric Corporation 37,810
27,500 Z Holdings Corporation 72,893
1,300 ZOZO, Inc. 26,023
Total 28,661,193
Jersey (0.3%)
9,535 Experian plc 279,113
11,308 WPP plc 93,349
Total 372,462
Luxembourg (0.2%)
5,454 ArcelorMittal SA 108,525
10,113 Aroundtown SA 22,144
1,394 Eurofins Scientific SE 82,754
4,890 Tenaris SA 63,272
Total 276,695
Netherlands (5.2%)
4,380 ABN AMRO Group NV
b
39,246
224 Adyen NV
a,b
279,363
18,539 Aegon NV 73,692
1,398 AerCap Holdings NV
a
59,177
6,121 Airbus SE 527,631

International Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Netherlands (5.2%) - continued
1,881 Akzo Nobel NV $ 106,596
570 Argenx SE
a
202,849
485 ASM International NV 108,595
4,209 ASML Holding NV 1,743,694
10,596 CNH Industrial NV 118,593
887 Euronext NV
b
56,135
1,123 EXOR NV
a
72,067
1,305 Ferrari NV 241,667
1,044 Heineken Holding NV 71,470
2,684 Heineken NV 234,396
590 IMCD NV 69,951
40,456 ING Groep NV 346,643
1,018 JDE Peet's BV 29,764
1,892 Just Eat Takeaway.com NV
a,b
29,348
34,206 Koninklijke (Royal) KPN NV 92,574
10,828 Koninklijke Ahold Delhaize NV 275,804
1,810 Koninklijke DSM NV 205,960
9,153 Koninklijke Philips NV 140,924
2,896 NN Group NV 112,636
1,091 OCI NV 39,943
8,589 Prosus NV 446,855
2,355 QIAGEN NV
a
98,072
1,238 Randstad Holding NV 53,433
22,788 Stellantis NV 269,181
7,077 STMicroelectronics NV 219,933
7,511 Universal Music Group N.V. 140,681
2,718 Wolters Kluwer NV 264,660
Total 6,771,533
New Zealand (0.2%)
12,962 Auckland International Airport, Ltd.
a
51,956
5,978 Fisher & Paykel Healthcare
Corporation, Ltd. 61,961
7,154 Mercury NZ, Ltd. 22,774
13,345 Meridian Energy, Ltd. 35,809
19,380 Spark New Zealand, Ltd. 54,221
1,394 Xero, Ltd.
a
64,510
Total 291,231
Norway (0.8%)
3,018 Adevinta ASA
a
17,980
3,272 Aker BP ASA 93,921
9,632 DNB Bank ASA 152,841
10,120 Equinor ASA 333,745
2,071 Gjensidige Forsikring ASA 35,537
926 Kongsberg Gruppen ASA 28,102
4,284 Mowi ASA 54,491
13,926 Norsk Hydro ASA 74,726
7,777 Orkla ASA 56,533
610 SalMar ASA 20,561
7,246 Telenor ASA 66,316
1,714 Yara International ASA 60,153
Total 994,906
Portugal (0.2%)
28,745 EDP - Energias de Portugal SA 124,753
5,191 Galp Energia SGPS SA 49,944
2,932 Jeronimo Martins SGPS SA 54,604
Total 229,301
Singapore (1.4%)
34,754 Ascendas REIT 64,828
54,929 CapitaLand Integrated Commercial
Trust 73,066
26,900 Capitaland Investment, Ltd. 64,718
Shares Common Stock (97.2%) Value
Singapore (1.4%) - continued
4,200 City Developments, Ltd. $ 22,135
18,800 DBS Group Holdings, Ltd. 434,907
62,600 Genting Singapore, Ltd. 34,019
15,100 Keppel Corporation, Ltd. 72,660
33,923 Mapletree Logistics Trust 36,654
24,400 Mapletree Pan Asia Commercial
Trust 29,049
35,063 Oversea-Chinese Banking
Corporation, Ltd. 287,302
13,900 Singapore Airlines, Ltd.
a
49,127
8,900 Singapore Exchange, Ltd. 58,387
16,200 Singapore Technologies
Engineering, Ltd. 40,248
85,500 Singapore Telecommunications,
Ltd. 157,768
12,200 United Overseas Bank, Ltd. 220,974
4,700 United Overseas Land, Ltd. 21,623
2,900 Venture Corporation, Ltd. 32,952
19,900 Wilmar International, Ltd. 52,942
Total 1,753,359
Spain (2.3%)
256 Acciona SA 44,994
2,386 ACS Actividades de Construccion y
Servicios SA 53,612
777 Aena SA
a,b
80,636
4,665 Amadeus IT Holding SA
a
216,281
69,046 Banco Bilbao Vizcaya Argentaria
SA 309,729
176,870 Banco Santander SA 411,557
45,907 CaixaBank SA 147,860
5,628 Cellnex Telecom SA
b
173,604
2,984 EDP Renovaveis SA 61,381
2,577 Enagas SA 39,889
3,289 Endesa SA 49,399
4,994 Ferrovial SA 113,356
3,089 Grifols SA
a
26,687
61,661 Iberdrola SA 574,936
11,295 Industria de Diseno Textil SA 233,090
1,506 Naturgy Energy Group SA 34,839
4,202 Red Electrica Corporacion SA 64,482
15,025 Repsol SA 172,640
2,469 Siemens Gamesa Renewable
Energy SA
a
43,047
54,345 Telefonica SA 179,660
Total 3,031,679
Supranational (<0.1%)
1,221 Unibail-Rodamco-Westfield
a
50,525
Total 50,525
Sweden (3.1%)
1,350 AB Industrivarden, Class A 27,193
1,595 AB Industrivarden, Class C 31,811
3,000 Alfa Laval AB 74,391
10,379 Assa Abloy AB 194,462
27,814 Atlas Copco AB, Class A 258,513
16,163 Atlas Copco AB, Class B 133,975
2,832 Boliden AB 87,497
2,283 Electrolux AB 23,728
6,938 Embracer Group AB
a
41,123
6,824 Epiroc AB, Class A 97,621
4,038 Epiroc AB, Class B 50,918
3,087 EQT AB 59,647
6,306 Essity Aktiebolag 124,587

International Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Sweden (3.1%) - continued
1,893 Evolution Gaming Group AB
b
$ 149,637
6,534 Fastighets AB Balder
a
26,082
2,369 Getinge AB 40,512
7,563 Hennes & Mauritz AB 69,921
20,155 Hexagon AB 188,230
971 Holmen AB 36,846
4,345 Husqvarna AB 24,086
2,829 Indutrade AB 45,886
1,499 Investment AB Latour 24,802
5,164 Investor AB, Class A 79,131
18,866 Investor AB, Class B 275,278
2,510 Kinnevik AB
a
32,896
769 L E Lundbergforetagen AB 27,761
2,414 Lifco AB 33,490
15,693 NIBE Industrier AB 139,985
1,971 Sagax AB 32,448
11,041 Sandvik AB 150,506
3,169 Securitas AB 21,999
12,676 Securitas AB, Rights
a
5,289
16,853 Skandinaviska Enskilda Banken AB 160,622
3,523 Skanska AB 43,846
3,970 SKF AB 53,185
6,274 Svenska Cellulosa AB SCA 79,608
15,104 Svenska Handelsbanken AB 123,989
9,377 Swedbank AB 123,080
15,791 Swedish Match AB 156,200
1,749 Swedish Orphan Biovitrum AB
a
33,803
5,878 Tele2 AB 50,725
30,224 Telefonaktiebolaget LM Ericsson 176,673
27,526 Telia Company AB 79,277
2,074 Volvo AB, Class A 30,690
15,626 Volvo AB, Class B 221,123
6,171 Volvo Car AB
a
26,778
Total 3,969,850
Switzerland (11.1%)
17,008 ABB, Ltd. 439,137
1,671 Adecco SA 46,119
5,174 Alcon, Inc. 300,534
344 Bachem Holding AG 21,635
474 Baloise Holding AG 60,565
37 Barry Callebaut AG 69,746
1 Chocoladefabriken Lindt and
Spruengli AG 99,586
2,234 Clariant AG 35,685
2,087 Coca-Cola HBC AG 43,607
5,405 Compagnie Financiere Richemont
SA 510,207
27,448 Credit Suisse Group AG 108,573
73 EMS-CHEMIE Holding AG 46,082
2,214 Ferguson plc 229,655
371 Geberit AG 159,080
96 Givaudan SA 290,016
102,092 Glencore Xstrata plc 536,493
5,740 Holcim, Ltd. 235,228
2,291 Julius Baer Group, Ltd. 99,977
563 Kuehne & Nagel International AG 114,645
11 Lindt & Spruengli AG 106,308
1,793 Logitech International SA 81,972
771 Lonza Group AG 375,393
29,149 Nestle SA 3,152,678
22,401 Novartis AG 1,707,785
235 Partners Group Holding AG 189,124
276 Roche Holding AG, Bearer Shares 107,814
Shares Common Stock (97.2%) Value
Switzerland (11.1%) - continued
7,275 Roche Holding AG, Participation
Certificates $ 2,368,251
243 Schindler Holding AG 36,614
422 Schindler Holding AG, Participation
Certificates 65,494
66 SGS SA 141,223
3,167 SIG Group AG 64,303
1,512 Sika AG 303,900
556 Sonova Holding AG 122,354
1,156 Straumann Holding AG 105,728
300 Swatch Group AG, Bearer Shares 68,258
533 Swatch Group AG, Registered
Shares 22,329
326 Swiss Life Holding AG 144,031
794 Swiss Prime Site AG 63,248
3,123 Swiss Re AG 230,334
268 Swisscom AG 125,489
658 Temenos AG 44,360
36,421 UBS Group AG 528,394
280 VAT Group AG
b
56,820
1,558 Zurich Insurance Group AG 621,098
Total 14,279,872
United Kingdom (14.1%)
10,078 3i Group plc 121,010
22,581 ABRDN plc 34,542
1,863 Admiral Group plc 39,577
13,158 Anglo American plc 395,078
4,083 Antofagasta plc 50,032
4,586 Ashtead Group plc 205,955
3,689 Associated British Foods plc 51,545
16,045 AstraZeneca plc 1,763,811
9,766 Auto Trader Group plc
b
55,383
1,249 Aveva Group plc 43,093
29,296 Aviva PLC 125,645
32,681 BAE Systems plc 287,148
173,378 Barclays plc 275,867
10,589 Barratt Developments plc 40,020
1,153 Berkeley Group Holdings plc 42,125
200,071 BP plc 956,013
22,304 British American Tobacco plc 799,763
9,118 British Land Company plc 35,317
71,956 BT Group plc 96,730
3,494 Bunzl plc 106,752
4,108 Burberry Group plc 82,059
2,128 Coca-Cola European Partners plc 90,695
18,472 Compass Group plc 367,821
1,445 Croda International plc 103,207
23,683 Diageo plc 996,897
42,115 GSK plc 608,252
52,593 Haleon plc
a
163,983
3,931 Halma plc 88,417
3,684 Hargreaves Lansdown plc 35,282
1,757 Hikma Pharmaceuticals plc 26,483
208,130 HSBC Holdings plc 1,077,663
9,349 Imperial Brands plc 192,241
15,134 Informa plc 86,504
1,905 InterContinental Hotels Group plc 91,748
1,671 Intertek Group plc 68,559
18,163 J Sainsbury plc 35,174
26,706 JD Sports Fashion plc 29,421
1,873 Johnson Matthey plc 37,814
20,747 Kingfisher plc 50,502
7,294 Land Securities Group plc 42,146
61,824 Legal & General Group plc 147,572

International Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.2%) Value
United Kingdom (14.1%) - continued
721,112 Lloyds TSB Group plc $ 325,933
3,413 London Stock Exchange Group plc 288,223
26,317 M&G plc 48,479
45,276 Melrose Industries plc 50,626
5,028 Mondi plc 77,242
37,760 National Grid plc 388,704
55,423 NatWest Group plc 138,043
1,351 Next plc 71,705
5,977 Ocado Group plc
a
31,017
6,898 Pearson plc 65,873
3,306 Persimmon plc 45,214
7,763 Phoenix Group Holdings plc 45,210
28,469 Prudential plc 278,643
7,404 Reckitt Benckiser Group plc 490,746
19,934 RELX plc 487,100
19,300 Rentokil Initial plc 102,299
11,643 Rio Tinto plc 629,952
86,646 Rolls-Royce Holdings plc
a
66,358
10,548 Sage Group plc 81,289
7,570 Schroders plc 32,538
12,511 SEGRO plc 104,390
2,592 Severn Trent plc 67,759
77,014 Shell plc 1,910,549
9,033 Smith & Nephew plc 104,265
3,890 Smiths Group plc 64,795
764 Spirax-Sarco Engineering plc 87,824
11,056 SSE plc 186,691
5,629 St. James's Place plc 64,104
26,122 Standard Chartered plc 163,381
36,934 Taylor Wimpey plc 35,964
78,169 Tesco plc 179,403
26,425 Unilever plc 1,161,105
7,061 United Utilities Group plc 69,721
276,644 Vodafone Group plc 309,619
2,092 Whitbread plc 53,029
Total 18,255,639
Total Common Stock
(cost $132,339,027) 125,379,094
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
615 Bayerische Motoren Werke AG 39,937
1,845 Henkel AG & Company KGaA 109,569
1,922 Volkswagen AG 234,852
Total 384,358
Total Preferred Stock
(cost $480,263) 384,358
Shares
Collateral Held for Securities
Loaned ( <0.1% )
46,775 Thrivent Cash Management Trust 46,775
Total Collateral Held for
Securities Loaned
(cost $46,775) 46,775
Shares or
Principal
Amount Short-Term Investments ( 1.8% )
Federal Home Loan Bank Discount
Notes
100,000 2.460%,  10/26/2022
e,f
99,809
100,000 3.440%,  12/21/2022
e,f
99,254
Shares or
Principal
Amount Short-Term Investments (1.8%) Value
Thrivent Core Short-Term Reserve
Fund
206,707 3.170% $ 2,067,068
Total Short-Term Investments
(cost $2,266,123) 2,266,131
Total Investments (cost
$135,132,188) 99.3% $128,076,358
Other Assets and Liabilities,
Net 0.7% 920,855
Total Net Assets 100.0% $128,997,213
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $1,830,641 or
1.4% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of September 30, 2022:
Securities Lending Transactions
Common Stock $ 45,363
Total lending $45,363
Gross amount payable upon return of
collateral for securities loaned $46,775
Net amounts due to counterparty $1,412
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,057,701 209,739 5,847,962 –
Consumer Discretionary 13,526,923 – 13,526,923 –
Consumer Staples^ 14,059,421 90,695 13,968,726 0
Energy 6,199,377 – 6,199,377 –
Financials 22,150,244 23,008 22,100,024 27,212
Health Care 17,408,675 92,789 17,315,886 –
Industrials 18,917,156 115,050 18,802,106 –
Information Technology 9,902,075 228,518 9,673,557 –
Materials 9,422,796 – 9,422,796 –
Real Estate 3,497,279 – 3,497,279 –
Utilities 4,237,447 – 4,237,447 –
Preferred Stock
Consumer Discretionary 274,789 – 274,789 –
Consumer Staples 109,569 – 109,569 –
Short-Term Investments 199,063 – 199,063 –
Subtotal Investments in Securities $125,962,515 $759,799 $125,175,504 $27,212
Other Investments  * Total
Affiliated Short-Term Investments 2,067,068
Collateral Held for Securities Loaned 46,775
Subtotal Other Investments $2,113,843
Total Investments at Value $128,076,358
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 239,454 239,454 – –
Total Liability Derivatives $239,454 $239,454 $– $–
The following table presents International Index Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$199,064 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 31 December 2022 $ 2,813,384 ( $ 239,454)
Total Futures Long Contracts $ 2,813,384 ( $ 239,454)
Total Futures Contracts $ 2,813,384 ($239,454)

International Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $2,395 $11,046 $11,374 $2,067 207 1.6%
Total Affiliated Short-Term Investments 2,395 2,067 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 3,019 2,972 47 47 <0.1
Total Collateral Held for Securities Loaned – 47 <0.1
Total Value $2,395 $2,114
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $25
Total Income/Non Income Cash from Affiliated
Investments $25
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.0% ) Value
Communications Services (14.9%)
1,507,960 Alphabet, Inc., Class C
a
$ 144,990,354
237,261 Live Nation Entertainment, Inc.
a
18,041,326
377,199 Meta Platforms, Inc.
a
51,178,360
110,572 Netflix, Inc.
a
26,033,072
558,770 Twitter, Inc.
a
24,496,477
Total 264,739,589
Consumer Discretionary (18.2%)
1,383,101 Amazon.com, Inc.
a
156,290,413
13,428 Chipotle Mexican Grill, Inc.
a
20,179,062
466,760 NIKE, Inc. 38,797,091
405,936 Tesla, Inc.
a
107,674,524
Total 322,941,090
Consumer Staples (3.7%)
305,187 BJ's Wholesale Club Holdings,
Inc.
a
22,220,665
335,358 Walmart, Inc. 43,495,933
Total 65,716,598
Financials (7.3%)
218,124 American Express Company 29,427,109
558,833 Charles Schwab Corporation 40,163,328
197,848 Raymond James Financial, Inc. 19,551,339
131,425 S&P Global, Inc. 40,130,624
Total 129,272,400
Health Care (14.0%)
110,422 Amgen, Inc. 24,889,119
184,806 Danaher Corporation 47,733,542
55,640 Elevance Health, Inc. 25,273,913
160,236 Intuitive Surgical, Inc.
a
30,034,636
85,327 Laboratory Corporation of America
Holdings 17,475,823
248,072 Medtronic plc 20,031,814
228,872 Novo Nordisk AS ADR 22,802,517
42,364 Regeneron Pharmaceuticals, Inc.
a
29,183,289
208,442 Zoetis, Inc. 30,909,864
Total 248,334,517
Industrials (6.4%)
112,364 Norfolk Southern Corporation 23,557,113
57,325 Northrop Grumman Corporation 26,961,094
95,599 Parker-Hannifin Corporation 23,164,594
1,517,335 Uber Technologies, Inc.
a
40,209,377
Total 113,892,178
Information Technology (32.5%)
1,005,068 Apple, Inc. 138,900,398
633,831 Block, Inc.
a
34,854,367
768,135 Microsoft Corporation 178,898,641
533,948 NVIDIA Corporation 64,815,948
447,655 PayPal Holdings, Inc.
a
38,529,666
340,120 QUALCOMM, Inc. 38,426,757
296,444 Salesforce, Inc.
a
42,640,505
108,545 ServiceNow, Inc.
a
40,987,677
Total 578,053,959
Total Common Stock
(cost $1,351,769,949) 1,722,950,331
Shares
Registered Investment
Companies ( 0.7% ) Value
Unaffiliated  (0.7%)
179,730 Energy Select Sector SPDR Fund $ 12,944,154
Total 12,944,154
Total Registered Investment
Companies (cost $12,790,466) 12,944,154
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
3,389,571 3.170% 33,895,707
Total Short-Term Investments
(cost $33,895,706) 33,895,707
Total Investments (cost
$1,398,456,121) 99.6% $1,769,790,192
Other Assets and Liabilities, Net
0.4% 7,057,395
Total Net Assets 100.0% $1,776,847,587
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 264,739,589 264,739,589 – –
Consumer Discretionary 322,941,090 322,941,090 – –
Consumer Staples 65,716,598 65,716,598 – –
Financials 129,272,400 129,272,400 – –
Health Care 248,334,517 248,334,517 – –
Industrials 113,892,178 113,892,178 – –
Information Technology 578,053,959 578,053,959 – –
Registered Investment Companies
Unaffiliated 12,944,154 12,944,154 – –
Subtotal Investments in Securities $1,735,894,485 $1,735,894,485 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 33,895,707
Subtotal Other Investments $33,895,707
Total Investments at Value $1,769,790,192
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $27,009 $241,285 $234,398 $33,896 3,390 1.9%
Total Affiliated Short-Term Investments 27,009 33,896 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 88,648 88,648 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $27,009 $33,896
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $22 ($22) $ – $390
Total Income/Non Income Cash from Affiliated
Investments $390
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $22 ($22) $ –

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (8.0%)
30,365 Activision Blizzard, Inc. $ 2,257,334
255,746 Alphabet, Inc., Class A
a
24,462,105
228,696 Alphabet, Inc., Class C
a
21,989,120
303,944 AT&T, Inc. 4,662,501
4,728 Charter Communications, Inc.
a
1,434,239
187,834 Comcast Corporation 5,509,171
10,706 DISH Network Corporation
a
148,064
11,266 Electronic Arts, Inc. 1,303,589
13,072 Fox Corporation, Class A 401,049
6,003 Fox Corporation, Class B 171,085
16,678 Interpublic Group of Companies,
Inc. 426,957
6,060 Live Nation Entertainment, Inc.
a
460,802
40,627 Lumen Technologies, Inc. 295,765
12,070 Match Group, Inc.
a
576,342
97,277 Meta Platforms, Inc.
a
13,198,543
18,968 Netflix, Inc.
a
4,465,826
16,447 News Corporation, Class A 248,514
5,095 News Corporation, Class B 78,565
8,737 Omnicom Group, Inc. 551,217
21,538 Paramount Global
b
410,084
6,683 Take-Two Interactive Software,
Inc.
a
728,447
25,674 T-Mobile US, Inc.
a
3,444,681
28,678 Twitter, Inc.
a
1,257,244
179,130 Verizon Communications, Inc. 6,801,566
77,759 Walt Disney Company
a
7,335,006
94,225 Warner Bros. Discovery, Inc.
a
1,083,588
Total 103,701,404
Consumer Discretionary (11.6%)
2,586 Advance Auto Parts, Inc. 404,295
378,039 Amazon.com, Inc.
a
42,718,407
11,556 Aptiv plc
a
903,795
831 AutoZone, Inc.
a
1,779,944
9,738 Bath & Body Works, Inc. 317,459
8,548 Best Buy Company, Inc. 541,430
1,694 Booking Holdings, Inc.
a
2,783,598
10,102 BorgWarner, Inc. 317,203
9,145 Caesars Entertainment, Inc.
a
295,018
6,789 CarMax, Inc.
a
448,210
42,102 Carnival Corporation
a
295,977
1,184 Chipotle Mexican Grill, Inc.
a
1,779,268
13,487 D.R. Horton, Inc. 908,349
5,228 Darden Restaurants, Inc. 660,401
9,682 Dollar General Corporation 2,322,325
9,003 Dollar Tree, Inc.
a
1,225,308
1,531 Domino's Pizza, Inc. 474,916
23,432 eBay, Inc. 862,532
5,400 Etsy, Inc.
a
540,702
6,485 Expedia Group, Inc.
a
607,580
168,453 Ford Motor Company 1,886,674
6,581 Garmin, Ltd. 528,520
62,190 General Motors Company 1,995,677
6,032 Genuine Parts Company 900,698
5,537 Hasbro, Inc. 373,305
11,699 Hilton Worldwide Holdings, Inc. 1,411,133
43,837 Home Depot, Inc. 12,096,382
14,015 Las Vegas Sands Corporation
a
525,843
10,876 Lennar Corporation 810,806
11,118 LKQ Corporation 524,214
27,261 Lowe's Companies, Inc. 5,119,888
11,767 Marriott International, Inc. 1,649,027
31,380 McDonald's Corporation 7,240,621
13,917 MGM Resorts International 413,613
Shares Common Stock (99.1%) Value
Consumer Discretionary (11.6%) - continued
2,249 Mohawk Industries, Inc.
a
$ 205,086
16,054 Newell Brands, Inc. 222,990
53,898 NIKE, Inc. 4,480,002
17,973 Norwegian Cruise Line Holdings,
Ltd.
a
204,173
132 NVR, Inc.
a
526,295
2,719 O'Reilly Automotive, Inc.
a
1,912,409
1,689 Pool Corporation 537,457
9,874 PulteGroup, Inc. 370,275
1,830 Ralph Lauren Corporation 155,422
14,925 Ross Stores, Inc. 1,257,730
9,356 Royal Caribbean Cruises, Ltd.
a
354,592
48,940 Starbucks Corporation 4,123,684
10,740 Tapestry, Inc. 305,338
19,778 Target Corporation 2,934,857
113,604 Tesla, Inc.
a
30,133,461
49,974 TJX Companies, Inc. 3,104,385
4,734 Tractor Supply Company 879,956
2,210 Ulta Beauty, Inc.
a
886,630
14,085 VF Corporation 421,282
2,325 Whirlpool Corporation 313,433
4,414 Wynn Resorts, Ltd.
a
278,214
12,137 Yum! Brands, Inc. 1,290,649
Total 150,561,438
Consumer Staples (6.8%)
76,810 Altria Group, Inc. 3,101,588
23,910 Archer-Daniels-Midland Company 1,923,560
7,799 Brown-Forman Corporation 519,179
8,590 Campbell Soup Company 404,761
10,361 Church & Dwight Company, Inc. 740,190
5,253 Clorox Company 674,433
166,012 Coca-Cola Company 9,299,992
35,578 Colgate-Palmolive Company 2,499,355
20,477 Conagra Brands, Inc. 668,165
6,796 Constellation Brands, Inc. 1,560,905
18,894 Costco Wholesale Corporation 8,923,069
9,887 Estee Lauder Companies, Inc. 2,134,603
25,409 General Mills, Inc. 1,946,584
6,264 Hershey Company 1,381,024
12,344 Hormel Foods Corporation 560,911
4,545 J.M. Smucker Company 624,528
10,880 Kellogg Company 757,901
36,240 Keurig Dr. Pepper, Inc. 1,298,117
14,401 Kimberly-Clark Corporation 1,620,689
33,975 Kraft Heinz Company 1,133,066
27,774 Kroger Company 1,215,113
6,130 Lamb Weston Holdings, Inc. 474,339
10,683 McCormick & Company, Inc. 761,377
8,027 Molson Coors Beverage Company 385,216
58,459 Mondelez International, Inc. 3,205,307
16,405 Monster Beverage Corporation
a
1,426,579
58,865 PepsiCo, Inc. 9,610,300
66,119 Philip Morris International, Inc. 5,488,538
101,921 Procter & Gamble Company 12,867,526
21,731 Sysco Corporation 1,536,599
12,353 Tyson Foods, Inc. 814,433
30,596 Walgreens Boots Alliance, Inc. 960,714
60,797 Walmart, Inc. 7,885,371
Total 88,404,032
Energy (4.5%)
13,927 APA Corporation 476,164
43,154 Baker Hughes Company 904,508
76,811 Chevron Corporation 11,035,436

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Energy (4.5%) - continued
54,298 ConocoPhillips $ 5,556,857
33,934 Coterra Energy, Inc. 886,356
27,929 Devon Energy Corporation 1,679,371
7,582 Diamondback Energy, Inc. 913,328
24,996 EOG Resources, Inc. 2,792,803
15,780 EQT Corporation 643,035
177,761 Exxon Mobil Corporation 15,520,313
38,684 Halliburton Company 952,400
11,885 Hess Corporation 1,295,346
84,565 Kinder Morgan, Inc. 1,407,162
28,901 Marathon Oil Corporation 652,585
21,268 Marathon Petroleum Corporation 2,112,551
31,785 Occidental Petroleum Corporation 1,953,188
19,060 ONEOK, Inc. 976,634
20,518 Phillips 66 1,656,213
10,180 Pioneer Natural Resources
Company 2,204,275
60,328 Schlumberger, Ltd. 2,165,775
16,804 Valero Energy Corporation 1,795,507
51,974 Williams Companies, Inc. 1,488,016
Total 59,067,823
Financials (10.9%)
24,527 Aflac, Inc. 1,378,417
11,529 Allstate Corporation 1,435,706
25,583 American Express Company 3,451,403
32,434 American International Group, Inc. 1,539,966
4,614 Ameriprise Financial, Inc. 1,162,497
8,997 Aon plc 2,410,026
8,971 Arthur J. Gallagher & Company 1,536,015
2,270 Assurant, Inc. 329,763
298,171 Bank of America Corporation 9,004,764
31,366 Bank of New York Mellon
Corporation 1,208,218
76,981 Berkshire Hathaway, Inc.
a
20,555,467
6,431 BlackRock, Inc. 3,538,851
9,999 Brown & Brown, Inc. 604,740
16,371 Capital One Financial Corporation 1,508,915
4,524 Cboe Global Markets, Inc. 530,982
65,129 Charles Schwab Corporation 4,680,821
17,814 Chubb, Ltd. 3,240,010
6,790 Cincinnati Financial Corporation 608,180
82,606 Citigroup, Inc. 3,442,192
21,141 Citizens Financial Group, Inc. 726,405
15,331 CME Group, Inc. 2,715,580
5,580 Comerica, Inc. 396,738
11,652 Discover Financial Services 1,059,400
1,681 Everest Re Group, Ltd. 441,162
1,620 FactSet Research Systems, Inc. 648,178
29,268 Fifth Third Bancorp 935,405
7,793 First Republic Bank 1,017,376
12,116 Franklin Resources, Inc. 260,736
3,865 Global Life, Inc. 385,341
14,560 Goldman Sachs Group, Inc. 4,266,808
13,783 Hartford Financial Services Group,
Inc. 853,719
61,514 Huntington Bancshares, Inc. 810,755
23,820 Intercontinental Exchange, Inc. 2,152,137
19,403 Invesco, Ltd. 265,821
125,083 J.P. Morgan Chase & Company 13,071,174
39,781 KeyCorp 637,292
6,607 Lincoln National Corporation 290,113
8,530 Loews Corporation 425,135
7,490 M&T Bank Corporation 1,320,637
1,605 MarketAxess Holdings, Inc. 357,096
Shares Common Stock (99.1%) Value
Financials (10.9%) - continued
21,285 Marsh & McLennan Companies,
Inc. $ 3,177,638
28,577 MetLife, Inc. 1,736,910
6,731 Moody's Corporation 1,636,373
57,117 Morgan Stanley 4,512,814
3,434 MSCI, Inc. 1,448,427
14,457 Nasdaq, Inc. 819,423
8,888 Northern Trust Corporation 760,457
17,493 PNC Financial Services Group,
Inc. 2,613,804
9,887 Principal Financial Group, Inc. 713,347
24,948 Progressive Corporation 2,899,207
15,867 Prudential Financial, Inc. 1,361,071
8,285 Raymond James Financial, Inc. 818,724
39,855 Regions Financial Corporation 799,890
14,532 S&P Global, Inc. 4,437,346
2,684 Signature Bank 405,284
15,680 State Street Corporation 953,501
2,520 SVB Financial Group
a
846,166
20,548 Synchrony Financial 579,248
9,626 T. Rowe Price Group, Inc. 1,010,826
10,122 Travelers Companies, Inc. 1,550,690
56,574 Truist Financial Corporation 2,463,232
57,669 U.S. Bancorp 2,325,214
8,712 W.R. Berkley Corporation 562,621
161,784 Wells Fargo & Company 6,506,953
4,690 Willis Towers Watson plc 942,409
6,418 Zions Bancorporation NA 326,419
Total 141,411,935
Health Care (15.0%)
74,695 Abbott Laboratories 7,227,488
75,414 AbbVie, Inc. 10,121,313
1,939 ABIOMED, Inc.
a
476,335
12,741 Agilent Technologies, Inc. 1,548,669
3,098 Align Technology, Inc.
a
641,627
6,630 AmerisourceBergen Corporation 897,238
22,816 Amgen, Inc. 5,142,726
21,480 Baxter International, Inc. 1,156,913
12,164 Becton, Dickinson and Company 2,710,504
6,189 Biogen, Inc.
a
1,652,463
914 Bio-Rad Laboratories, Inc.
a
381,266
1,673 Bio-Techne Corporation 475,132
61,062 Boston Scientific Corporation
a
2,364,931
91,075 Bristol-Myers Squibb Company 6,474,522
11,620 Cardinal Health, Inc. 774,822
7,644 Catalent, Inc.
a
553,120
24,380 Centene Corporation
a
1,897,008
2,169 Charles River Laboratories
International, Inc.
a
426,859
13,014 Cigna Holding Company 3,610,995
2,104 Cooper Companies, Inc. 555,246
55,996 CVS Health Corporation 5,340,339
27,925 Danaher Corporation 7,212,748
2,375 DaVita, Inc.
a
196,579
9,190 Dentsply Sirona, Inc. 260,536
16,745 DexCom, Inc.
a
1,348,642
26,442 Edwards Lifesciences Corporation
a
2,184,902
10,237 Elevance Health, Inc. 4,650,055
33,638 Eli Lilly and Company 10,876,847
53,460 Gilead Sciences, Inc. 3,297,947
9,182 HCA Healthcare, Inc. 1,687,560
5,806 Henry Schein, Inc.
a
381,861
10,648 Hologic, Inc.
a
687,009
5,398 Humana, Inc. 2,619,056

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Health Care (15.0%) - continued
3,551 IDEXX Laboratories, Inc.
a
$ 1,156,916
6,701 Illumina, Inc.
a
1,278,484
7,874 Incyte Corporation
a
524,723
15,232 Intuitive Surgical, Inc.
a
2,855,086
7,955 IQVIA Holding, Inc.
a
1,440,969
112,142 Johnson & Johnson 18,319,517
3,856 Laboratory Corporation of America
Holdings 789,747
6,130 McKesson Corporation 2,083,403
56,673 Medtronic plc 4,576,345
108,052 Merck & Company, Inc. 9,305,438
960 Mettler-Toledo International, Inc.
a
1,040,755
14,350 Moderna, Inc.
a
1,696,887
2,478 Molina Healthcare, Inc.
a
817,344
10,848 Organon & Company 253,843
5,384 PerkinElmer, Inc. 647,857
239,383 Pfizer, Inc. 10,475,400
4,974 Quest Diagnostics, Inc. 610,260
4,572 Regeneron Pharmaceuticals, Inc.
a
3,149,514
6,245 ResMed, Inc. 1,363,283
4,266 STERIS plc 709,350
14,361 Stryker Corporation 2,908,677
2,001 Teleflex, Inc. 403,121
16,711 Thermo Fisher Scientific, Inc. 8,475,652
39,897 UnitedHealth Group, Inc. 20,149,581
2,803 Universal Health Services, Inc. 247,169
10,939 Vertex Pharmaceuticals, Inc.
a
3,167,278
51,720 Viatris, Inc. 440,654
2,554 Waters Corporation
a
688,380
3,158 West Pharmaceutical Services,
Inc. 777,121
8,949 Zimmer Biomet Holdings, Inc. 935,618
19,967 Zoetis, Inc. 2,960,906
Total 194,082,536
Industrials (7.8%)
23,613 3M Company 2,609,237
5,480 A.O. Smith Corporation 266,218
5,407 Alaska Air Group, Inc.
a
211,684
3,747 Allegion plc 336,031
27,718 American Airlines Group, Inc.
a
333,725
9,792 AMETEK, Inc. 1,110,511
23,808 Boeing Company
a
2,882,673
5,284 C.H. Robinson Worldwide, Inc. 508,902
35,896 Carrier Global Corporation 1,276,462
22,517 Caterpillar, Inc. 3,694,589
3,669 Cintas Corporation 1,424,269
9,124 Copart, Inc.
a
970,794
16,888 CoStar Group, Inc.
a
1,176,249
91,330 CSX Corporation 2,433,031
6,014 Cummins, Inc. 1,223,909
11,863 Deere & Company 3,960,937
27,349 Delta Air Lines, Inc.
a
767,413
6,123 Dover Corporation 713,819
16,989 Eaton Corporation plc 2,265,653
25,221 Emerson Electric Company 1,846,682
5,221 Equifax, Inc. 895,036
6,978 Expeditors International of
Washington, Inc. 616,227
24,512 Fastenal Company 1,128,532
10,197 FedEx Corporation 1,513,949
15,171 Fortive Corporation 884,469
5,516 Fortune Brands Home and
Security, Inc. 296,154
2,723 Generac Holdings, Inc.
a
485,075
Shares Common Stock (99.1%) Value
Industrials (7.8%) - continued
9,592 General Dynamics Corporation $ 2,035,135
46,771 General Electric Company 2,895,593
28,735 Honeywell International, Inc. 4,797,883
15,769 Howmet Aerospace, Inc. 487,735
1,704 Huntington Ingalls Industries, Inc. 377,436
3,219 IDEX Corporation 643,317
12,018 Illinois Tool Works, Inc. 2,171,052
17,197 Ingersoll - Rand, Inc. 743,942
5,443 Jacobs Solutions, Inc. 590,511
3,542 JB Hunt Transport Services, Inc. 554,040
29,380 Johnson Controls International plc 1,446,084
8,162 L3Harris Technologies, Inc. 1,696,308
5,824 Leidos Holdings, Inc. 509,425
10,065 Lockheed Martin Corporation 3,888,009
9,619 Masco Corporation 449,111
15,342 Nielsen Holdings plc 425,280
2,306 Nordson Corporation 489,495
10,018 Norfolk Southern Corporation 2,100,274
6,203 Northrop Grumman Corporation 2,917,395
3,909 Old Dominion Freight Line, Inc. 972,442
17,924 Otis Worldwide Corporation 1,143,551
14,831 PACCAR, Inc. 1,241,206
5,475 Parker-Hannifin Corporation 1,326,647
7,015 Pentair plc 285,019
6,100 Quanta Services, Inc. 777,079
62,978 Raytheon Technologies
Corporation 5,155,379
8,759 Republic Services, Inc. 1,191,574
4,673 Robert Half International, Inc. 357,484
4,924 Rockwell Automation, Inc. 1,059,202
9,871 Rollins, Inc. 342,326
2,272 Snap-On, Inc. 457,467
25,308 Southwest Airlines Company
a
780,499
6,305 Stanley Black & Decker, Inc. 474,199
9,022 Textron, Inc. 525,622
9,883 Trane Technologies plc 1,431,157
2,198 TransDigm Group, Inc. 1,153,554
26,636 Union Pacific Corporation 5,189,226
13,937 United Airlines Holdings, Inc.
a
453,371
31,216 United Parcel Service, Inc. 5,042,633
2,985 United Rentals, Inc.
a
806,308
6,695 Verisk Analytics, Inc. 1,141,698
1,931 W.W. Grainger, Inc. 944,626
7,757 Wabtec Corporation 631,032
16,043 Waste Management, Inc. 2,570,249
7,685 Xylem, Inc. 671,362
Total 101,175,167
Information Technology (26.1%)
26,980 Accenture plc 6,941,954
19,962 Adobe, Inc.
a
5,493,542
68,855 Advanced Micro Devices, Inc.
a
4,362,653
6,780 Akamai Technologies, Inc.
a
544,570
25,371 Amphenol Corporation 1,698,842
22,171 Analog Devices, Inc. 3,089,307
3,714 ANSYS, Inc.
a
823,394
644,335 Apple, Inc. 89,047,097
37,106 Applied Materials, Inc. 3,040,095
10,513 Arista Networks, Inc.
a
1,186,813
9,267 Autodesk, Inc.
a
1,731,076
17,723 Automatic Data Processing, Inc. 4,008,765
17,224 Broadcom, Inc. 7,647,628
5,000 Broadridge Financial Solutions,
Inc. 721,600
11,681 Cadence Design Systems, Inc.
a
1,909,026

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Information Technology (26.1%) - continued
5,768 CDW Corporation $ 900,269
6,528 Ceridian HCM Holding, Inc.
a
364,785
176,624 Cisco Systems, Inc. 7,064,960
5,320 Citrix Systems, Inc.
c
553,280
22,085 Cognizant Technology Solutions
Corporation 1,268,562
32,450 Corning, Inc. 941,699
9,805 DXC Technology Company
a
240,026
5,778 Enphase Energy, Inc.
a
1,603,222
2,447 EPAM Systems, Inc.
a
886,279
2,540 F5, Inc.
a
367,614
25,932 Fidelity National Information
Services, Inc. 1,959,681
27,280 Fiserv, Inc.
a
2,552,590
3,200 FLEETCOR Technologies, Inc.
a
563,744
27,915 Fortinet, Inc.
a
1,371,464
3,374 Gartner, Inc.
a
933,552
11,822 Global Payments, Inc. 1,277,367
55,420 Hewlett Packard Enterprise
Company 663,932
38,816 HP, Inc. 967,295
175,133 Intel Corporation 4,513,177
38,523 International Business Machines
Corporation 4,576,918
12,031 Intuit, Inc. 4,659,847
3,108 Jack Henry & Associates, Inc. 566,495
13,760 Juniper Networks, Inc. 359,411
7,675 Keysight Technologies, Inc.
a
1,207,738
6,048 KLA-Tencor Corporation 1,830,306
5,842 Lam Research Corporation 2,138,172
36,392 Mastercard, Inc. 10,347,701
23,565 Microchip Technology, Inc. 1,438,172
47,052 Micron Technology, Inc. 2,357,305
318,100 Microsoft Corporation 74,085,490
1,896 Monolithic Power Systems, Inc. 689,006
7,118 Motorola Solutions, Inc. 1,594,218
9,372 NetApp, Inc. 579,658
25,254 NortonLifeLock, Inc. 508,616
106,803 NVIDIA Corporation 12,964,816
11,201 NXP Semiconductors NV 1,652,259
18,479 ON Semiconductor Corporation
a
1,151,796
64,790 Oracle Corporation 3,956,725
13,662 Paychex, Inc. 1,533,013
2,073 Paycom Software, Inc.
a
684,069
49,327 PayPal Holdings, Inc.
a
4,245,575
4,509 PTC, Inc.
a
471,641
4,402 Qorvo, Inc.
a
349,563
47,899 QUALCOMM, Inc. 5,411,629
4,522 Roper Industries, Inc. 1,626,292
42,440 Salesforce, Inc.
a
6,104,570
8,330 Seagate Technology Holdings plc 443,406
8,616 ServiceNow, Inc.
a
3,253,488
6,843 Skyworks Solutions, Inc. 583,503
2,373 SolarEdge Technologies, Inc.
a
549,255
6,525 Synopsys, Inc.
a
1,993,453
13,642 TE Connectivity, Ltd. 1,505,531
1,999 Teledyne Technologies, Inc.
a
674,603
6,687 Teradyne, Inc. 502,528
38,972 Texas Instruments, Inc. 6,032,086
10,563 Trimble, Inc.
a
573,254
1,774 Tyler Technologies, Inc.
a
616,465
3,981 VeriSign, Inc.
a
691,500
69,738 Visa, Inc. 12,388,956
13,358 Western Digital Corporation
a
434,803
Shares Common Stock (99.1%) Value
Information Technology (26.1%) - continued
2,209 Zebra Technologies Corporation
a
$ 578,780
Total 339,152,472
Materials (2.5%)
9,460 Air Products and Chemicals, Inc. 2,201,626
4,996 Albemarle Corporation 1,321,142
64,097 Amcor plc 687,761
3,466 Avery Dennison Corporation 563,918
13,406 Ball Corporation 647,778
4,252 Celanese Corporation 384,126
8,499 CF Industries Holdings, Inc. 818,029
30,650 Corteva, Inc. 1,751,647
30,632 Dow, Inc. 1,345,664
21,365 DuPont de Nemours, Inc. 1,076,796
5,238 Eastman Chemical Company 372,160
10,575 Ecolab, Inc. 1,527,241
5,373 FMC Corporation 567,926
60,994 Freeport-McMoRan, Inc. 1,666,966
10,874 International Flavors & Fragrances,
Inc. 987,685
15,441 International Paper Company 489,480
21,257 Linde plc 5,730,675
10,853 LyondellBasell Industries NV 817,014
2,660 Martin Marietta Materials, Inc. 856,759
14,727 Mosaic Company 711,756
33,853 Newmont Corporation 1,422,842
11,166 Nucor Corporation 1,194,650
3,998 Packaging Corporation of America 448,935
10,023 PPG Industries, Inc. 1,109,446
6,194 Sealed Air Corporation 275,695
10,060 Sherwin-Williams Company 2,059,785
5,669 Vulcan Materials Company 894,058
10,847 WestRock Company 335,064
Total 32,266,624
Real Estate (2.8%)
6,333 Alexandria Real Estate Equities,
Inc. 887,823
19,859 American Tower Corporation 4,263,727
5,964 AvalonBay Communities, Inc. 1,098,509
6,084 Boston Properties, Inc. 456,117
4,544 Camden Property Trust 542,781
13,699 CBRE Group, Inc.
a
924,819
18,470 Crown Castle, Inc. 2,669,839
12,259 Digital Realty Trust, Inc. 1,215,848
3,885 Equinix, Inc. 2,209,943
14,438 Equity Residential 970,522
2,778 Essex Property Trust, Inc. 672,915
5,712 Extra Space Storage, Inc. 986,520
3,106 Federal Realty Investment Trust 279,913
23,015 Healthpeak Properties, Inc. 527,504
30,492 Host Hotels & Resorts, Inc. 484,213
24,732 Invitation Homes, Inc. 835,200
12,399 Iron Mountain, Inc. 545,184
26,380 Kimco Realty Corporation 485,656
4,924 Mid-America Apartment
Communities, Inc. 763,565
39,379 Prologis, Inc. 4,000,906
6,739 Public Storage, Inc. 1,973,247
26,341 Realty Income Corporation 1,533,046
6,569 Regency Centers Corporation 353,741
4,601 SBA Communications Corporation 1,309,675
13,962 Simon Property Group, Inc. 1,253,090
13,027 UDR, Inc. 543,356
17,049 Ventas, Inc. 684,858

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Real Estate (2.8%) - continued
41,079 VICI Properties, Inc. $ 1,226,208
6,871 Vornado Realty Trust 159,132
19,764 Welltower, Inc. 1,271,220
31,577 Weyerhaeuser Company 901,839
Total 36,030,916
Utilities (3.1%)
28,489 AES Corporation 643,851
10,703 Alliant Energy Corporation 567,152
11,020 Ameren Corporation 887,661
21,912 American Electric Power
Company, Inc. 1,894,292
7,754 American Water Works Company,
Inc. 1,009,261
5,967 Atmos Energy Corporation 607,739
26,850 CenterPoint Energy, Inc. 756,633
12,378 CMS Energy Corporation 720,895
15,124 Consolidated Edison, Inc. 1,297,034
13,941 Constellation Energy Corporation 1,159,752
35,509 Dominion Energy, Inc. 2,454,027
8,264 DTE Energy Company 950,773
32,841 Duke Energy Corporation 3,054,870
16,269 Edison International, Inc. 920,500
8,676 Entergy Corporation 873,066
9,790 Evergy, Inc. 581,526
14,777 Eversource Energy 1,152,015
42,301 Exelon Corporation 1,584,596
23,153 FirstEnergy Corporation 856,661
83,803 NextEra Energy, Inc. 6,570,993
17,315 NiSource, Inc. 436,165
10,030 NRG Energy, Inc. 383,848
68,672 PG&E Corporation
a
858,400
4,822 Pinnacle West Capital Corporation 311,067
31,400 PPL Corporation 795,990
21,278 Public Service Enterprise Group,
Inc. 1,196,462
13,406 Sempra Energy 2,010,096
45,340 Southern Company 3,083,120
13,454 WEC Energy Group, Inc. 1,203,191
23,331 Xcel Energy, Inc. 1,493,184
Total 40,314,820
Total Common Stock
(cost $607,954,231) 1,286,169,167
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
372,450 Thrivent Cash Management Trust 372,450
Total Collateral Held for
Securities Loaned
(cost $372,450) 372,450
Shares or
Principal
Amount Short-Term Investments ( 1.0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 2.370%, 10/18/2022
d,e
99,875
900,000 2.980%, 11/18/2022
d,e
896,385
Shares or
Principal
Amount Short-Term Investments (1.0%) Value
Thrivent Core Short-Term Reserve
Fund
1,212,248 3.170% $ 12,122,476
Total Short-Term Investments
(cost $13,118,788) 13,118,736
Total Investments (cost
$621,445,469) 100.1% $1,299,660,353
Other Assets and Liabilities, Net
(0.1%) (1,661,191)
Total Net Assets 100.0% $1,297,999,162
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of September 30, 2022:
Securities Lending Transactions
Common Stock $ 363,664
Total lending $363,664
Gross amount payable upon return of
collateral for securities loaned $372,450
Net amounts due to counterparty $8,786

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 103,701,404 103,701,404 – –
Consumer Discretionary 150,561,438 150,561,438 – –
Consumer Staples 88,404,032 88,404,032 – –
Energy 59,067,823 59,067,823 – –
Financials 141,411,935 141,411,935 – –
Health Care 194,082,536 194,082,536 – –
Industrials 101,175,167 101,175,167 – –
Information Technology 339,152,472 338,599,192 – 553,280
Materials 32,266,624 32,266,624 – –
Real Estate 36,030,916 36,030,916 – –
Utilities 40,314,820 40,314,820 – –
Short-Term Investments 996,260 – 996,260 –
Subtotal Investments in Securities $1,287,165,427 $1,285,615,887 $996,260 $553,280
Other Investments  * Total
Affiliated Short-Term Investments 12,122,476
Collateral Held for Securities Loaned 372,450
Subtotal Other Investments $12,494,926
Total Investments at Value $1,299,660,353
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,449,961 1,449,961 – –
Total Liability Derivatives $1,449,961 $1,449,961 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$996,260 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 72 December 2022 $ 14,415,361 ( $ 1,449,961)
Total Futures Long Contracts $ 14,415,361 ( $ 1,449,961)
Total Futures Contracts $ 14,415,361 ($1,449,961)

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $10,576 $47,581 $46,035 $12,122 1,212 0.9%
Total Affiliated Short-Term Investments 10,576 12,122 0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 656 19,951 20,235 372 372 <0.1
Total Collateral Held for Securities Loaned 656 372 <0.1
Total Value $11,232 $ 12,494
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $117
Total Income/Non Income Cash from Affiliated
Investments $117
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.9% ) Value
Communications Services (5.4%)
275,845 Alphabet, Inc., Class C
a
$ 26,522,497
944,068 Comcast Corporation 27,689,515
101,709 Meta Platforms, Inc.
a
13,799,877
966,262 Verizon Communications, Inc. 36,688,968
1,303,260 Warner Bros. Discovery, Inc.
a
14,987,490
Total 119,688,347
Consumer Discretionary (6.3%)
118,408 Aptiv plc
a
9,260,690
13,326 Booking Holdings, Inc.
a
21,897,416
333,752 D.R. Horton, Inc. 22,478,197
1,346,283 Ford Motor Company 15,078,370
267,411 Lowe's Companies, Inc. 50,222,460
313,910 Sony Group Corporation ADR 20,105,935
Total 139,043,068
Consumer Staples (6.7%)
315,739 Lamb Weston Holdings, Inc. 24,431,884
568,524 Philip Morris International, Inc. 47,193,177
291,140 Sysco Corporation 20,586,510
417,066 Walmart, Inc. 54,093,460
Total 146,305,031
Energy (9.5%)
911,377 BP plc ADR 26,019,813
438,162 ConocoPhillips 44,841,499
431,502 Devon Energy Corporation 25,946,215
1,307,117 Enterprise Products Partners, LP 31,083,242
160,803 Exxon Mobil Corporation 14,039,710
389,866 Halliburton Company 9,598,501
253,589 Marathon Petroleum Corporation 25,188,996
150,312 Pioneer Natural Resources
Company 32,547,058
Total 209,265,034
Financials (19.7%)
1,492,130 Bank of America Corporation 45,062,326
162,978 Capital One Financial Corporation 15,021,682
299,503 Charles Schwab Corporation 21,525,281
211,994 Chubb, Ltd. 38,557,469
299,180 Comerica, Inc. 21,271,698
144,819 Discover Financial Services 13,166,943
813,752 Equitable Holdings, Inc. 21,442,365
390,749 J.P. Morgan Chase & Company 40,833,271
162,067 M&T Bank Corporation 28,575,653
97,471 Marsh & McLennan Companies,
Inc. 14,551,446
495,933 Morgan Stanley 39,183,666
236,552 Raymond James Financial, Inc. 23,376,069
321,430 State Street Corporation 19,546,158
608,939 Truist Financial Corporation 26,513,204
1,061,925 Wells Fargo & Company 42,710,624
55,609 Zurich Insurance Group AG 22,168,574
Total 433,506,429
Health Care (17.6%)
443,396 AstraZeneca plc ADR 24,315,837
352,349 Baxter International, Inc. 18,977,517
93,296 Biogen, Inc.
a
24,910,032
131,911 Cigna Holding Company 36,601,345
240,595 CVS Health Corporation 22,945,545
91,314 Elevance Health, Inc. 41,478,471
591,282 Gilead Sciences, Inc. 36,476,187
127,406 HCA Healthcare, Inc. 23,415,949
Shares Common Stock (98.9%) Value
Health Care (17.6%) - continued
313,761 Johnson & Johnson $ 51,255,997
103,045 Laboratory Corporation of America
Holdings 21,104,647
452,170 Merck & Company, Inc. 38,940,880
535,549 Pfizer, Inc. 23,435,624
211,255 Zimmer Biomet Holdings, Inc. 22,086,710
Total 385,944,741
Industrials (11.8%)
65,772 Carlisle Companies, Inc. 18,443,127
2,366,789 CNH Industrial NV 26,437,033
151,867 Crane Holdings, Company 13,294,437
636,888 CSX Corporation 16,966,696
704,788 Delta Air Lines, Inc.
a
19,776,351
357,286 Emerson Electric Company 26,160,481
122,329 General Dynamics Corporation 25,954,544
365,066 Johnson Controls International plc 17,968,549
102,376 L3Harris Technologies, Inc. 21,276,804
85,827 Parker-Hannifin Corporation 20,796,740
233,381 United Parcel Service, Inc. 37,700,367
51,745 United Rentals, Inc.
a
13,977,359
Total 258,752,488
Information Technology (10.2%)
1,219,529 Cisco Systems, Inc. 48,781,160
357,141 Fidelity National Information
Services, Inc. 26,989,145
198,803 Microsoft Corporation 46,301,219
203,450 PayPal Holdings, Inc.
a
17,510,941
293,742 QUALCOMM, Inc. 33,186,971
733,662 Samsung Electronics Company,
Ltd. 26,939,521
156,650 Texas Instruments, Inc. 24,246,287
Total 223,955,244
Materials (4.0%)
721,168 Axalta Coating Systems, Ltd.
a
15,187,798
309,531 CF Industries Holdings, Inc. 29,792,359
163,426 Eastman Chemical Company 11,611,417
157,299 LyondellBasell Industries NV 11,841,469
178,922 Nucor Corporation 19,142,865
Total 87,575,908
Real Estate (3.1%)
67,349 AvalonBay Communities, Inc. 12,405,012
173,334 CBRE Group, Inc.
a
11,701,778
1,020,411 Healthcare Realty Trust, Inc. 21,275,570
1,476,732 Host Hotels & Resorts, Inc. 23,450,504
Total 68,832,864
Utilities (4.6%)
370,040 Constellation Energy Corporation 30,783,628
262,111 Duke Energy Corporation 24,381,565
261,031 Entergy Corporation 26,267,549
358,703 Public Service Enterprise Group,
Inc. 20,169,870
Total 101,602,612
Total Common Stock
(cost $1,796,144,924) 2,174,471,766

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
3,401,026 3.170% $ 34,010,258
Total Short-Term Investments
(cost $34,000,153) 34,010,258
Total Investments (cost
$1,830,145,077) 100.4% $2,208,482,024
Other Assets and Liabilities, Net
(0.4%) (9,348,933)
Total Net Assets 100.0% $2,199,133,091
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 119,688,347 119,688,347 – –
Consumer Discretionary 139,043,068 139,043,068 – –
Consumer Staples 146,305,031 146,305,031 – –
Energy 209,265,034 209,265,034 – –
Financials 433,506,429 411,337,855 22,168,574 –
Health Care 385,944,741 385,944,741 – –
Industrials 258,752,488 258,752,488 – –
Information Technology 223,955,244 197,015,723 26,939,521 –
Materials 87,575,908 87,575,908 – –
Real Estate 68,832,864 68,832,864 – –
Utilities 101,602,612 101,602,612 – –
Subtotal Investments in Securities $2,174,471,766 $2,125,363,671 $49,108,095 $–
Other Investments  * Total
Affiliated Short-Term Investments 34,010,258
Subtotal Other Investments $34,010,258
Total Investments at Value $2,208,482,024
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $32,435 $164,551 $162,976 $34,010 3,401 1.5%
Total Affiliated Short-Term Investments 32,435 34,010 1.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 21,921 95,230 117,151 – – –
Total Collateral Held for Securities Loaned 21,921 – –
Total Value $54,356 $34,010
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $358
Total Income/Non Income Cash from Affiliated
Investments $358
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 17
Total Affiliated Income from Securities Loaned, Net $17
Total Value $– $– $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.6% ) Value
Asset-Backed Securities (16.6%)
510 Asset Backed Trust
$ 3,025,434
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 2,803,102
2,760,889
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
2,570,934
Affirm Asset Securitization Trust
2,123,696
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
2,110,480
6,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
5,659,559
1,534,898
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
1,496,537
2,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
1,903,383
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,730,880
Ares XL CLO, Ltd.
3,000,000
3.912%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
2,847,000
Arkansas Student Loan Auth.
2,319,353
3.943%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
2,287,411
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,080,073
Bankers Healthcare Group
Securitization Trust
1,500,000
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
1,496,250
BHG Securitization Trust
2,920,849
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
2,770,391
BRAVO Residential Funding Trust
3,531,472
3.031%,  (SOFR30A +
0.750%), 10/25/2022, Ser.
2021-HE2, Class A1
a,c
3,488,653
Business Jet Securities, LLC
1,504,118
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
1,371,841
Cascade Funding Mortgage Trust
1,548,526
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
1,432,046
Commonbond Student Loan Trust
307,876
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
301,286
745,860
3.584%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
733,567
CoreVest American Finance Trust
118,839
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
118,565
Education Funding Trust
1,529,631
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,417,912
Flatiron CLO, Ltd.
3,500,000
4.355%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,323,621
Foundation Finance Trust
1,658,433
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,486,557
Principal
Amount Long-Term Fixed Income (95.6%) Value
Asset-Backed Securities (16.6%) - continued
Galaxy XXIII CLO, Ltd.
$ 3,800,000
4.133%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
$ 3,609,650
Genesis Sales Finance Master
Trust
3,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
3,423,714
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,661,997
GMAC Mortgage Corporation
Loan Trust
39,434
3.584%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
20,752
GSAA Home Equity Trust
575,485
5.034%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
603,031
844,141
4.520%,  8/25/2034, Ser.
2004-10, Class M2
b
733,326
Lendingpoint Asset Securitization
Trust
408,023
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
406,415
Longfellow Place CLO, Ltd.
6,700,000
4.262%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
6,545,987
Madison Park Funding XI, Ltd.
2,000,000
4.233%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
1,916,704
Marlette Funding Trust
1,500,000
5.180%,  11/15/2032, Ser.
2022-3A, Class A
a
1,493,509
Mercury Financial Credit Card
Master Trust
1,800,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
1,705,091
National Collegiate Trust
782,691
3.379%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
756,043
Navient Student Loan Trust
1,451,739
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,399,070
Oak Street Investment
2,129,663
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,873,716
OCP CLO
2,500,000
4.062%,  (LIBOR 3M +
1.550%), 7/15/2030, Ser.
2017-13A, Class A2R
a,c
2,354,568
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,081,301
OSD CLO 2021-23, Ltd.
2,000,000
4.260%,  (LIBOR 3M +
1.520%), 4/17/2031, Ser.
2021-23A, Class B
a,c
1,870,710

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Asset-Backed Securities (16.6%) - continued
OZLM VIII, Ltd.
$ 2,000,000
4.390%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
$ 1,895,150
Pagaya AI Technology in Housing
Trust
2,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,850,845
Palmer Square Loan Funding, Ltd.
4,000,000
4.110%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
3,796,568
Pretium Mortgage Credit Partners,
LLC
1,565,277
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,506,101
2,627,516
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
2,337,383
1,266,147
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,199,014
Progress Residential Trust
2,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
1,831,908
Sound Point CLO XIV, Ltd.
4,500,000
4.283%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
4,345,160
5,000,000
4.833%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
4,744,000
Sound Point CLO XV, Ltd.
6,000,000
4.283%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
5,741,850
Stratus CLO 2020-1, Ltd.
2,000,000
4.110%,  (LIBOR 3M +
1.400%), 12/29/2029, Ser.
2021-1A, Class B
a,c
1,884,520
Terwin Mortgage Trust
1,361,009
4.584%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,333,000
Towd Point Asset Trust 2021-SL1
2,301,371
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
2,087,522
Tricon Residential Trust
1,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
874,186
Upstart Securitization Trust
75,182
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
75,076
367,187
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
364,491
1,153,261
0.910%,  6/20/2031, Ser.
2021-2, Class A
a
1,125,646
2,348,845
0.830%,  7/20/2031, Ser.
2021-3, Class A
a
2,273,631
VCAT Asset Securitization, LLC
1,445,641
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
1,384,140
Vericrest Opportunity Loan
Transferee
2,756,840
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
2,502,801
Principal
Amount Long-Term Fixed Income (95.6%) Value
Asset-Backed Securities (16.6%) - continued
$ 3,510,844
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
$ 3,258,971
1,065,026
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
985,045
3,252,653
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
2,948,194
Wind River CLO, Ltd.
3,000,000
4.310%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
2,873,559
Total 135,104,393
Basic Materials (1.6%)
Anglo American Capital plc
1,250,000 4.875%,  5/14/2025
a
1,226,992
EI du Pont de Nemours &
Company
700,000 1.700%,  7/15/2025 643,540
Freeport-McMoRan, Inc.
1,890,000 4.550%,  11/14/2024 1,861,036
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,497,058
1,000,000 4.625%,  4/29/2024
a
990,233
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,007,155
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 948,090
Nucor Corporation
800,000 2.000%,  6/1/2025 738,400
Sherwin-Williams Company
1,200,000 4.250%,  8/8/2025 1,171,273
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 716,506
Syngenta Finance NV
2,235,000 4.892%,  4/24/2025
a
2,160,749
Total 12,961,032
Capital Goods (1.9%)
Boeing Company
475,000 1.950%,  2/1/2024 455,731
2,350,000 4.875%,  5/1/2025 2,292,916
1,750,000 2.196%,  2/4/2026 1,553,016
Caterpillar Financial Services
Corporation
1,000,000 3.650%,  8/12/2025 971,906
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023 998,345
Howmet Aerospace, Inc.
1,250,000 6.875%,  5/1/2025 1,259,112
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 670,811
John Deere Capital Corporation
1,000,000 4.050%,  9/8/2025 983,804
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,133,135
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,193,445
1,250,000 0.875%,  11/15/2025 1,098,749
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 712,746
675,000 1.000%,  9/15/2025 599,073

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Capital Goods (1.9%) - continued
Textron, Inc.
$ 2,000,000 3.875%,  3/1/2025 $ 1,941,357
Total 15,864,146
Collateralized Mortgage Obligations (11.4%)
Angel Oak Mortgage Trust
2,664,798
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
2,279,443
Banc of America Funding Trust
311,546
2.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
308,270
469,381
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 435,748
Bear Stearns Adjustable Rate
Mortgage Trust
119,266
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
114,420
Bellemeade Re, Ltd.
1,738,514
4.031%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
1,734,039
Cascade Funding Mortgage Trust
2,721,773
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
2,584,152
1,269,632
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,224,630
Cascade Funding Mortgage Trust,
LLC
1,526,286
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
1,480,027
1,278,386
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
1,229,381
CHNGE Mortgage Trust
1,847,939
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
1,693,439
2,756,414
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
2,550,260
CIM Trust
1,583,325
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
1,491,877
Citigroup Mortgage Loan Trust,
Inc.
645,227
2.761%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
606,463
Colony American Finance, Ltd.
3,000,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
2,707,746
COLT Mortgage Loan Trust
2,695,249
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
2,280,161
Countrywide Alternative Loan Trust
162,551
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 114,862
185,266
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 147,846
Credit Suisse Mortgage Capital
Certificates
3,229,901
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
2,704,957
Credit Suisse Mortgage Trust
3,000,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
a,c
2,550,925
Principal
Amount Long-Term Fixed Income (95.6%) Value
Collateralized Mortgage Obligations (11.4%) -
continued
$ 2,821,304
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
$ 2,695,143
Deephaven Residential Mortgage
Trust
2,738,017
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
2,413,258
2,552,546
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
2,209,730
Federal National Mortgage
Association - REMIC
2,500,000
4.500%,  1/25/2046, Ser.
2022-68, Class BA
e
2,453,223
Flagstar Mortgage Trust
1,772,184
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
1,529,063
FWD Securitization Trust
975,527
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
922,965
GCAT Trust
2,132,584
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
1,838,332
GS Mortgage-Backed Securities
Trust
470,137
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
430,211
Homeward Opportunities Fund
Trust
2,814,298
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
2,809,410
J.P. Morgan Alternative Loan Trust
661,870
3.195%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
636,244
Legacy Mortgage Asset Trust
828,308
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
807,729
LHOME Mortgage Trust
2,800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
2,647,490
3,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,884,393
2,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
1,895,854
MFRA Trust
2,463,650
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
2,269,376
Mortgage Equity Conversion Asset
Trust
1,745,409
4.570%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
1,686,978
1,785,582
4.620%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
1,698,135
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
2,827,253
1,730,536
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
1,663,748
Oaktown Re, Ltd.
1,835,997
3.931%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
1,832,515

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Collateralized Mortgage Obligations (11.4%) -
continued
Onslow Bay Financial, LLC
$ 2,500,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,c
$ 2,242,629
Palisades Mortgage Loan Trust
1,500,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,406,222
Preston Ridge Partners Mortgage
Trust, LLC
2,007,646
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
1,909,021
2,058,466
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
1,909,895
ROC Securities Trust Series
2,900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,713,987
Starwood Mortgage Residential
Trust
1,709,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
1,223,869
Toorak Mortgage Corporation, Ltd.
2,830,739
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
2,513,588
3,222,589
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
3,202,851
3,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
2,846,148
TRK Trust
1,800,708
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,559,969
TVC Mortgage Trust
1,798,682
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
1,791,790
Vericrest Opportunity Loan
Transferee
2,040,970
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
1,871,699
Verus Securitization Trust
1,506,150
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,276,085
Wachovia Mortgage Loan Trust,
LLC
43,972
2.548%,  5/20/2036, Ser.
2006-A, Class 2A1
c
42,395
Total 92,899,844
Commercial Mortgage-Backed Securities (0.8%)
GCT Commercial Mortgage Trust
2,000,000
4.068%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
1,920,805
GS Mortgage Securities Trust
3,000,000
4.418%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
2,802,727
Silver Hill Trust
1,550,933
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
1,460,035
Total 6,183,567
Communications Services (2.5%)
American Tower Corporation
750,000 3.375%,  5/15/2024 730,219
1,000,000 4.400%,  2/15/2026 972,200
Principal
Amount Long-Term Fixed Income (95.6%) Value
Communications Services (2.5%) - continued
$ 500,000 1.450%,  9/15/2026 $ 426,245
Bell Canada
2,250,000 0.750%,  3/17/2024 2,118,181
British Sky Broadcasting Group
plc
503,000 3.750%,  9/16/2024
a
490,762
Charter Communications
Operating, LLC
650,000 4.500%,  2/1/2024 642,460
2,100,000 4.908%,  7/23/2025 2,047,834
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
494,915
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 967,468
Fox Corporation
440,000 3.050%,  4/7/2025 419,090
Magallanes, Inc.
700,000 3.428%,  3/15/2024
a
676,341
1,900,000 3.638%,  3/15/2025
a
1,799,342
Netflix, Inc.
1,900,000 5.875%,  2/15/2025 1,898,424
NTT Finance Corporation
700,000 4.142%,  7/26/2024
a
690,420
Paramount Global
400,000 4.750%,  5/15/2025 393,255
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,486,652
1,000,000 7.625%,  2/15/2025 1,025,077
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025 1,815,953
Total 20,094,838
Consumer Cyclical (5.8%)
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 734,511
Daimler Finance North America,
LLC
875,000 1.750%,  3/10/2023
a
863,711
1,000,000
3.647%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,002,216
1,000,000 0.750%,  3/1/2024
a
941,772
Daimler Trucks Finance North
America, LLC
2,000,000 1.625%,  12/13/2024
a
1,844,478
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,170,553
Ford Motor Credit Company, LLC
1,840,000 3.370%,  11/17/2023 1,780,071
1,250,000 3.810%,  1/9/2024 1,209,375
1,100,000 3.375%,  11/13/2025 971,857
General Motors Company
1,000,000 6.125%,  10/1/2025 1,000,433
General Motors Financial
Company, Inc.
1,250,000 1.050%,  3/8/2024 1,171,454
1,900,000 3.950%,  4/13/2024 1,853,126
1,420,000 2.900%,  2/26/2025 1,326,717
925,000 2.750%,  6/20/2025 852,056
Home Depot, Inc.
500,000 4.000%,  9/15/2025 492,049
Hyundai Capital America
900,000 0.800%,  1/8/2024
a
846,685

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Consumer Cyclical (5.8%) - continued
$ 1,140,000 1.800%,  10/15/2025
a
$ 1,013,871
750,000 1.650%,  9/17/2026
a
632,056
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
651,895
Kohl's Corporation
2,286,000 9.500%,  5/15/2025 2,310,003
Lennar Corporation
550,000 5.875%,  11/15/2024 554,428
1,100,000 4.750%,  5/30/2025 1,083,133
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 1,959,488
1,000,000 4.400%,  9/8/2025 984,740
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,122,838
1,000,000 5.750%,  5/1/2025 1,009,867
Meritage Homes Corporation
2,000,000 6.000%,  6/1/2025 1,939,993
Nissan Motor Company, Ltd.
2,075,000 3.043%,  9/15/2023
a
2,017,232
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,726,300
Toll Brothers Finance Corporation
1,700,000 4.375%,  4/15/2023 1,690,986
Toyota Motor Credit Corporation
1,000,000 4.400%,  9/20/2024 993,676
875,000 0.800%,  10/16/2025 775,735
VICI Properties, LP/VICI Note
Company, Inc.
2,750,000 4.625%,  6/15/2025
a
2,587,826
Volkswagen Group of America
Finance, LLC
1,000,000 0.750%,  11/23/2022
a
995,346
2,000,000 4.250%,  11/13/2023
a
1,978,960
Walmart, Inc.
1,000,000 3.900%,  9/9/2025 982,502
Total 47,071,939
Consumer Non-Cyclical (4.6%)
AbbVie, Inc.
1,000,000 3.850%,  6/15/2024 981,729
1,920,000 3.600%,  5/14/2025 1,842,949
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 962,304
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,230,651
AstraZeneca plc
1,550,000 0.700%,  4/8/2026 1,339,443
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,161,037
Bunge, Ltd. Finance Corporation
2,250,000 1.630%,  8/17/2025 2,023,983
Cargill, Inc.
1,500,000 3.500%,  4/22/2025
a
1,446,691
Coca-Cola European Partners plc
1,250,000 0.800%,  5/3/2024
a
1,165,922
Colgate-Palmolive Company
1,000,000 3.100%,  8/15/2025 965,898
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,722,315
CVS Health Corporation
241,000 4.100%,  3/25/2025 235,792
Gilead Sciences, Inc.
1,031,000 0.750%,  9/29/2023 989,523
Principal
Amount Long-Term Fixed Income (95.6%) Value
Consumer Non-Cyclical (4.6%) - continued
GSK Consumer Healthcare Capital
UK plc
$ 750,000 3.125%,  3/24/2025
a
$ 707,960
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027
a
997,592
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,233,133
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,673,873
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
1,000,000 2.500%,  1/15/2027
a
854,370
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,305,123
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,784,876
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,313,760
Newell Brands, Inc.
2,000,000 4.875%,  6/1/2025 1,933,400
Philip Morris International, Inc.
1,350,000 0.875%,  5/1/2026 1,159,628
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,364,686
Stryker Corporation
2,500,000 3.500%,  3/15/2026 2,380,102
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026
a
1,382,709
Total 37,159,449
Energy (4.6%)
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,276,425
Cheniere Corpus Christi Holdings,
LLC
1,391,000 5.875%,  3/31/2025 1,396,564
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,200,975
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,890,481
1,000,000 3.800%,  6/1/2024 970,669
Devon Energy Corporation
1,800,000 5.250%,  9/15/2024 1,799,311
1,150,000 5.850%,  12/15/2025 1,159,988
Energy Transfer, LP
2,273,000 4.200%,  9/15/2023 2,248,542
750,000 5.875%,  1/15/2024 751,531
950,000 2.900%,  5/15/2025 885,492
EQT Corporation
500,000 6.125%,  2/1/2025 500,640
400,000 5.678%,  10/1/2025
f
397,538
Equinor ASA
925,000 2.875%,  4/6/2025 882,302
Hess Corporation
2,238,000 3.500%,  7/15/2024 2,163,319
Marathon Petroleum Corporation
1,700,000 4.700%,  5/1/2025 1,669,086
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,469,926
1,100,000 1.750%,  3/1/2026 962,480

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Energy (4.6%) - continued
National Fuel Gas Company
$ 750,000 5.200%,  7/15/2025 $ 740,729
1,370,000 5.500%,  1/15/2026 1,345,439
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,504,537
ONEOK Partners, LP
721,000 4.900%,  3/15/2025 709,166
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 950,234
Petroleos Mexicanos
655,500 2.378%,  4/15/2025 636,195
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,486,260
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 1,971,305
750,000 4.650%,  10/15/2025 722,012
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,470,242
Targa Resources Partners, LP
1,750,000 6.875%,  1/15/2029 1,718,818
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 637,269
Western Midstream Operating, LP
1,500,000 3.350%,  2/1/2025 1,398,300
Total 37,915,775
Financials (28.4%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,000,000 3.300%,  1/23/2023 994,400
1,375,000 3.150%,  2/15/2024 1,320,559
1,000,000 1.650%,  10/29/2024 913,587
1,300,000 6.500%,  7/15/2025 1,297,654
1,200,000 1.750%,  1/30/2026 1,026,233
250,000 2.450%,  10/29/2026 210,902
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,476,497
1,500,000 0.800%,  8/18/2024 1,366,336
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,472,370
2,100,000 5.250%,  8/11/2025
a
1,976,790
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 2,909,687
American Express Company
1,650,000 2.250%,  3/4/2025 1,546,364
1,500,000 3.950%,  8/1/2025 1,452,836
American International Group, Inc.
1,050,000 2.500%,  6/30/2025 979,657
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 967,334
Ares Capital Corporation
924,000 4.250%,  3/1/2025 872,879
1,350,000 3.875%,  1/15/2026 1,228,241
800,000 2.150%,  7/15/2026 670,458
Athene Global Funding
1,100,000 1.200%,  10/13/2023
a
1,061,235
Australia and New Zealand
Banking Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,717,374
Principal
Amount Long-Term Fixed Income (95.6%) Value
Financials (28.4%) - continued
Aviation Capital Group, LLC
$ 1,200,000 5.500%,  12/15/2024
a
$ 1,161,668
1,500,000 4.875%,  10/1/2025
a
1,393,243
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
1,891,989
1,644,000 5.500%,  1/15/2026
a
1,546,173
1,000,000 2.125%,  2/21/2026
a
840,477
450,000 4.250%,  4/15/2026
a
403,501
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023 1,345,190
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
311,123
Banco Santander SA
1,000,000 0.701%,  6/30/2024
c
960,268
1,600,000 5.147%,  8/18/2025 1,552,456
1,000,000 1.849%,  3/25/2026 863,479
Bank of America Corporation
1,775,000 4.200%,  8/26/2024 1,745,906
1,800,000 0.810%,  10/24/2024
c
1,711,438
1,000,000 3.458%,  3/15/2025
c
968,388
1,250,000 0.976%,  4/22/2025
c
1,161,839
1,500,000 3.841%,  4/25/2025
c
1,459,224
1,125,000 0.981%,  9/25/2025
c
1,023,563
1,900,000 2.456%,  10/22/2025
c
1,778,939
850,000 3.384%,  4/2/2026
c
802,924
1,275,000 1.319%,  6/19/2026
c
1,131,687
1,000,000 4.827%,  7/22/2026
c
977,694
1,500,000 1.734%,  7/22/2027
c
1,286,893
Bank of Montreal
1,000,000 4.250%,  9/14/2024 983,771
1,000,000 1.500%,  1/10/2025 919,788
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
c,g
670,250
1,000,000 4.414%,  7/24/2026
c
977,022
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
814,123
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
c,g
834,693
Barclays plc
2,000,000
4.302%,  (LIBOR 3M +
1.380%), 5/16/2024
c
1,998,587
1,500,000 4.375%,  9/11/2024 1,451,975
1,600,000 1.007%,  12/10/2024
c
1,506,010
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025 1,586,282
850,000 4.700%,  3/24/2025
h
804,462
BNP Paribas SA
1,900,000 6.625%,  3/25/2024
a,c,g
1,738,880
960,000 2.819%,  11/19/2025
a,c
894,750
1,300,000 1.323%,  1/13/2027
a,c
1,107,956
BPCE SA
950,000 2.375%,  1/14/2025
a
877,069
Canadian Imperial Bank of
Commerce
1,250,000 3.945%,  8/4/2025 1,207,374
Capital One Financial Corporation
750,000 2.636%,  3/3/2026
c
696,864
1,500,000 4.985%,  7/24/2026
c
1,466,474
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,829,400
1,200,000 4.625%,  12/15/2029 1,078,320

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Financials (28.4%) - continued
Charles Schwab Corporation
$ 400,000 5.375%,  6/1/2025
c,g
$ 389,000
1,250,000 4.000%,  6/1/2026
c,g
1,025,257
Citigroup, Inc.
1,800,000 4.000%,  8/5/2024 1,760,366
2,500,000 0.776%,  10/30/2024
c
2,374,148
1,000,000 3.290%,  3/17/2026
c
944,113
925,000 3.106%,  4/8/2026
c
866,973
1,150,000 1.122%,  1/28/2027
c
983,835
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,g
573,715
Commerzbank AG
2,300,000 8.125%,  9/19/2023
a
2,266,608
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,440,128
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027
a
913,255
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 394,408
Credit Agricole SA
1,000,000 6.875%,  9/23/2024
a,c,g
921,020
935,000 1.907%,  6/16/2026
a,c
835,952
750,000 1.247%,  1/26/2027
a,c
638,511
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,480,500
990,000 7.500%,  12/11/2023
a,c,g
909,563
1,050,000 2.193%,  6/5/2026
a,c
912,963
500,000 6.373%,  7/15/2026
a,c
483,118
1,600,000 1.305%,  2/2/2027
a,c
1,298,944
Danske Bank AS
915,000 1.171%,  12/8/2023
a,c
906,532
1,500,000 5.375%,  1/12/2024
a
1,491,569
1,000,000 0.976%,  9/10/2025
a,c
905,512
Deutsche Bank AG
1,200,000 3.700%,  5/30/2024 1,158,784
910,000 2.222%,  9/18/2024
c
866,709
2,700,000 4.500%,  4/1/2025 2,510,780
2,000,000 6.000%,  10/30/2025
c,g
1,500,000
1,100,000 2.129%,  11/24/2026
c
933,989
Discover Bank
1,250,000 2.450%,  9/12/2024 1,182,298
Equitable Financial Life Global
Funding
1,500,000 0.800%,  8/12/2024
a
1,383,159
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,774,958
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023 1,311,934
First Republic Bank
940,000 1.912%,  2/12/2024
c
927,942
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,296,648
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,020,337
2,000,000 3.400%,  1/15/2026 1,764,665
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,051,845
Goldman Sachs Group, Inc.
1,700,000 0.627%,  11/17/2023
c
1,689,715
1,500,000 0.673%,  3/8/2024
c
1,466,427
940,000 3.500%,  4/1/2025 897,891
1,915,000 3.272%,  9/29/2025
c
1,824,111
272,000 4.250%,  10/21/2025 262,538
Principal
Amount Long-Term Fixed Income (95.6%) Value
Financials (28.4%) - continued
$ 1,700,000 0.855%,  2/12/2026
c
$ 1,516,742
1,250,000 3.615%,  3/15/2028
c
1,137,563
1,100,000 4.482%,  8/23/2028
c
1,032,346
HSBC Holdings plc
1,500,000 6.250%,  3/23/2023
c,g,h
1,441,200
500,000 4.250%,  3/14/2024 489,429
500,000 2.999%,  3/10/2026
c
462,304
1,325,000 1.645%,  4/18/2026
c
1,178,275
1,000,000 1.589%,  5/24/2027
c
835,745
ING Groep NV
500,000 4.625%,  1/6/2026
a
480,895
1,250,000 1.726%,  4/1/2027
c
1,071,629
1,000,000 4.017%,  3/28/2028
c
907,974
J.P. Morgan Chase & Company
925,000 1.514%,  6/1/2024
c
903,054
1,100,000 3.875%,  9/10/2024 1,075,739
1,500,000
3.278%,  (LIBOR 3M +
0.850%), 1/10/2025
c,h
1,495,305
700,000 0.563%,  2/16/2025
c
654,493
1,500,000 0.969%,  6/23/2025
c
1,387,466
750,000 1.561%,  12/10/2025
c
687,737
800,000 2.005%,  3/13/2026
c
732,637
900,000 2.083%,  4/22/2026
c
819,980
1,000,000 3.650%,  6/1/2026
c,g
809,812
2,500,000 1.045%,  11/19/2026
c
2,162,336
725,000 1.040%,  2/4/2027
c
616,058
800,000 4.851%,  7/25/2028
c
768,139
KeyCorp
550,000 3.878%,  5/23/2025
c
535,519
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,731,267
Lloyds Banking Group plc
2,000,000 2.907%,  11/7/2023
c
1,995,331
925,000 7.500%,  6/27/2024
c,g
858,613
350,000 4.582%,  12/10/2025 330,186
1,000,000 4.716%,  8/11/2026
c
960,715
1,000,000 3.750%,  3/18/2028
c
898,881
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,g
559,186
Macquarie Group, Ltd.
1,500,000
4.063%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,498,904
1,250,000 1.201%,  10/14/2025
a,c
1,137,891
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 811,674
2,000,000 0.953%,  7/19/2025
c
1,840,190
800,000 5.063%,  9/12/2025
c
791,589
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
811,742
Morgan Stanley
600,000 0.560%,  11/10/2023
c
596,708
2,000,000 0.529%,  1/25/2024
c
1,967,405
500,000 0.731%,  4/5/2024
c
487,930
750,000 2.720%,  7/22/2025
c
711,454
1,300,000 0.864%,  10/21/2025
c
1,178,935
1,750,000 5.000%,  11/24/2025 1,727,520
500,000 4.679%,  7/17/2026
c
486,861
1,000,000 0.985%,  12/10/2026
c
862,287
National Bank of Canada
1,500,000 0.750%,  8/6/2024 1,384,124
Nationwide Building Society
1,000,000 3.766%,  3/8/2024
a,c
988,780

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Financials (28.4%) - continued
NatWest Group plc
$ 1,500,000 4.269%,  3/22/2025
c
$ 1,458,379
New York Life Global Funding
450,000 2.000%,  1/22/2025
a
420,818
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,769,978
Nordea Bank ABP
1,700,000 1.500%,  9/30/2026
a
1,448,891
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 375,731
800,000 4.500%,  1/15/2025 779,595
1,000,000 5.250%,  1/15/2026 967,777
Owl Rock Capital Corporation
750,000 4.250%,  1/15/2026 685,907
1,000,000 3.400%,  7/15/2026 858,002
Owl Rock Core Income
Corporation
650,000 4.700%,  2/8/2027 569,320
Owl Rock Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
675,098
750,000 3.750%,  6/17/2026
a
648,922
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,326,863
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
c,g
1,119,416
Principal Life Global Funding II
1,000,000 1.375%,  1/10/2025
a
918,180
900,000 0.875%,  1/12/2026
a
782,271
Realty Income Corporation
200,000 4.600%,  2/6/2024 199,369
2,950,000 4.625%,  11/1/2025 2,904,750
Regency Centers, LP
1,500,000 3.750%,  6/15/2024 1,454,158
Regions Financial Corporation
925,000 2.250%,  5/18/2025 856,702
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 1,993,111
Royal Bank of Canada
750,000 3.970%,  7/26/2024 736,709
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 995,790
350,000 3.450%,  6/2/2025 327,626
750,000 2.490%,  1/6/2028
c
625,440
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
801,989
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,177,357
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,687,165
1,400,000 1.488%,  12/14/2026
a,c
1,184,855
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a
1,168,514
1,000,000 1.319%,  10/14/2023
a,c
999,001
900,000 0.991%,  1/12/2025
a,c
842,786
500,000 1.214%,  3/23/2025
a,c
467,952
1,000,000 2.608%,  1/12/2028
a,c
846,497
Sumitomo Mitsui Financial Group,
Inc.
1,200,000 2.448%,  9/27/2024 1,134,071
750,000 0.948%,  1/12/2026 649,479
Principal
Amount Long-Term Fixed Income (95.6%) Value
Financials (28.4%) - continued
$ 1,200,000 2.174%,  1/14/2027 $ 1,045,318
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.850%,  3/25/2024
a
938,048
Svenska Handelsbanken AB
1,500,000 0.550%,  6/11/2024
a
1,396,026
Synchrony Financial
1,485,000 4.250%,  8/15/2024 1,447,948
1,920,000 4.500%,  7/23/2025 1,831,189
Toronto-Dominion Bank
1,000,000 2.350%,  3/8/2024 964,789
875,000 0.750%,  9/11/2025 771,471
Truist Financial Corporation
675,000 4.950%,  9/1/2025
c,g
648,533
650,000 4.260%,  7/28/2026
c
632,154
U.S. Bancorp
500,000 4.548%,  7/22/2028
c
481,828
UBS AG
2,756,000 5.125%,  5/15/2024 2,686,731
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,c
1,326,601
800,000 4.490%,  8/5/2025
a,c
780,464
USB Realty Corporation
95,000
3.659%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,g
71,725
Wells Fargo & Company
3,200,000 2.406%,  10/30/2025
c
2,987,324
1,000,000 3.908%,  4/25/2026
c
955,968
500,000 4.540%,  8/15/2026
c
483,703
850,000 3.526%,  3/24/2028
c
769,860
Welltower, Inc.
2,000,000 3.625%,  3/15/2024 1,953,953
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
c
864,378
Total 231,481,255
Foreign Government (0.2%)
NBN Company, Ltd.
1,000,000 0.875%,  10/8/2024
a
917,930
1,000,000 1.450%,  5/5/2026
a
872,508
Total 1,790,438
Mortgage-Backed Securities (1.3%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
10,650,000 4.000%,  10/1/2037
f
10,273,922
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
199,070
1.809%,  (LIBOR 12M +
1.481%), 1/1/2043
c
196,988
Total 10,470,910
Technology (3.5%)
Baidu, Inc.
880,000 3.075%,  4/7/2025 834,733
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,000,000 3.125%,  1/15/2025 1,918,729
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,472,386
1,750,000 5.850%,  7/15/2025 1,763,442

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Technology (3.5%) - continued
Fidelity National Information
Services, Inc.
$ 1,200,000 0.600%,  3/1/2024 $ 1,125,312
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,918,266
Global Payments, Inc.
925,000 3.750%,  6/1/2023 916,536
875,000 2.650%,  2/15/2025 817,785
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 932,134
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 996,973
Microchip Technology, Inc.
1,000,000 0.983%,  9/1/2024 920,478
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,244,349
Oracle Corporation
1,055,000 2.500%,  4/1/2025 983,111
1,750,000 2.950%,  5/15/2025 1,647,035
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
955,887
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 1,970,249
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,173,182
SK Hynix, Inc.
500,000 1.000%,  1/19/2024
a
472,093
Tencent Holdings, Ltd.
1,150,000 3.800%,  2/11/2025
a,h
1,114,355
875,000 1.810%,  1/26/2026
a
784,280
VeriSign, Inc.
1,546,000 5.250%,  4/1/2025 1,541,227
VMware, Inc.
1,000,000 0.600%,  8/15/2023 962,768
350,000 1.400%,  8/15/2026 299,327
Western Digital Corporation
2,000,000 4.750%,  2/15/2026 1,851,960
Total 28,616,597
Transportation (1.4%)
Air Canada Pass Through Trust
700,922 3.875%,  3/15/2023
a
692,333
British Airways plc
606,597 4.625%,  6/20/2024
a
589,675
Canadian Pacific Railway
Company
1,000,000 1.350%,  12/2/2024 924,720
Continental Airlines, Inc.
1,810,352 4.150%,  4/11/2024 1,713,055
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,006,452
2,150,000 4.500%,  10/20/2025
a
2,086,912
Mileage Plus Holdings, LLC
950,000 6.500%,  6/20/2027
a
929,841
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
941,851
1,000,000 3.950%,  3/10/2025
a
958,784
800,000 1.200%,  11/15/2025
a
695,061
Southwest Airlines Company
350,000 5.250%,  5/4/2025 349,640
Principal
Amount Long-Term Fixed Income (95.6%) Value
Transportation (1.4%) - continued
TTX Company
$ 800,000 4.125%,  10/1/2023
a
$ 789,986
Total 11,678,310
U.S. Government & Agencies (7.8%)
U.S. Treasury Notes
4,350,000 2.750%,  7/31/2023 4,299,703
5,700,000 0.125%,  1/15/2024 5,402,754
13,000,000 0.875%,  1/31/2024 12,419,570
9,970,000 2.500%,  1/31/2024 9,733,602
13,000,000 2.500%,  5/31/2024 12,624,219
13,000,000 0.250%,  6/15/2024 12,142,304
7,000,000 3.000%,  6/30/2024 6,847,422
Total 63,469,574
Utilities (3.2%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,567,621
Alexander Funding Trust
2,500,000 1.841%,  11/15/2023
a
2,339,317
Ameren Corporation
250,000 2.500%,  9/15/2024 237,288
American Electric Power
Company, Inc.
1,075,000 1.000%,  11/1/2025 941,808
Berkshire Hathaway Energy
Company
1,075,000 4.050%,  4/15/2025 1,056,730
CenterPoint Energy Resources
Corporation
1,000,000 0.700%,  3/2/2023 981,598
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,448,757
DTE Energy Company
750,000 2.529%,  10/1/2024 712,520
750,000 4.220%,  11/1/2024 735,322
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
366,531
915,000 0.900%,  9/15/2025 810,257
Edison International
1,420,000 2.950%,  3/15/2023 1,414,569
Entergy Corporation
870,000 0.900%,  9/15/2025 765,436
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,439,899
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
c
1,046,337
NextEra Energy Capital Holdings,
Inc.
750,000 4.255%,  9/1/2024 739,218
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,g
1,153,125
920,000 0.950%,  8/15/2025 816,581
OGE Energy Corporation
1,000,000 0.703%,  5/26/2023 973,510
Public Service Enterprise Group,
Inc.
1,000,000 2.875%,  6/15/2024 961,852
Sempra Energy
1,750,000 3.300%,  4/1/2025 1,665,501

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Utilities (3.2%) - continued
Southern California Edison
Company
$ 1,000,000 1.100%,  4/1/2024 $ 942,190
Southern Company
900,000 4.000%,  1/15/2051
c
806,580
750,000 3.750%,  9/15/2051
c
608,168
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,936,301
Total 26,467,016
Total Long-Term Fixed Income
(cost $835,913,911) 779,229,083
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
3,069,543 Thrivent Cash Management Trust 3,069,543
Total Collateral Held for
Securities Loaned
(cost $3,069,543) 3,069,543
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 9.176%
c
1,841,400
Total 1,841,400
Total Preferred Stock
(cost $1,821,600) 1,841,400
Shares or
Principal
Amount Short-Term Investments ( 5.2% ) Value
Federal Home Loan Bank Discount
Notes
100,000 2.470%, 10/18/2022
i,j
99,876
17,000,000 2.880%, 10/21/2022
i
16,974,284
3,900,000 2.720%, 10/26/2022
i
3,892,569
100,000 2.420%, 10/28/2022
i,j
99,790
100,000 2.770%, 11/9/2022
i,j
99,677
200,000 2.910%, 11/18/2022
i,j
199,197
100,000 2.740%, 11/29/2022
i,j
99,503
100,000 2.950%, 11/30/2022
i,j
99,487
500,000 3.440%, 12/21/2022
i,j
496,271
U.S. Treasury Bills
20,000,000 2.300%, 10/11/2022
i
19,989,111
100,000 2.531%, 10/25/2022
i
99,845
Total Short-Term Investments
(cost $42,146,302) 42,149,610
Total Investments (cost
$882,951,356) 101.4% $826,289,636
Other Assets and Liabilities, Net
(1.4%) (11,129,129)
Total Net Assets 100.0% $815,160,507
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $346,277,303 or
42.5% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2022.
c Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d All or a portion of the security is insured or guaranteed.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h All or a portion of the security is on loan.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 3,001,060
Total lending $3,001,060
Gross amount payable upon return of
collateral for securities loaned $3,069,543
Net amounts due to counterparty $68,483
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 135,104,393 – 135,104,393 –
Basic Materials 12,961,032 – 12,961,032 –
Capital Goods 15,864,146 – 15,864,146 –
Collateralized Mortgage Obligations 92,899,844 – 90,446,621 2,453,223
Commercial Mortgage-Backed Securities 6,183,567 – 6,183,567 –
Communications Services 20,094,838 – 20,094,838 –
Consumer Cyclical 47,071,939 – 47,071,939 –
Consumer Non-Cyclical 37,159,449 – 37,159,449 –
Energy 37,915,775 – 37,915,775 –
Financials 231,481,255 – 231,481,255 –
Foreign Government 1,790,438 – 1,790,438 –
Mortgage-Backed Securities 10,470,910 – 10,470,910 –
Technology 28,616,597 – 28,616,597 –
Transportation 11,678,310 – 11,678,310 –
U.S. Government & Agencies 63,469,574 – 63,469,574 –
Utilities 26,467,016 – 26,467,016 –
Preferred Stock
Financials 1,841,400 1,841,400 – –
Short-Term Investments 42,149,610 – 42,149,610 –
Subtotal Investments in Securities $823,220,093 $1,841,400 $818,925,470 $ 2,453,223
Other Investments  * Total
Collateral Held for Securities Loaned 3,069,543
Subtotal Other Investments $3,069,543
Total Investments at Value $826,289,636
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,721,570 1,721,570 – –
Total Asset Derivatives $1,721,570 $1,721,570 $– $–
Liability Derivatives
Futures Contracts 2,581,896 2,581,896 – –
Total Liability Derivatives $2,581,896 $2,581,896 $– $–

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$1,193,801 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 101 December 2022 $ 11,890,708 ( $ 572,396)
CBOT 5-Yr. U.S. Treasury Note 339 December 2022 37,698,919 (1,253,771)
CBOT U.S. Long Bond 46 December 2022 6,299,275 (484,588)
Ultra 10-Yr. U.S. Treasury Note 39 December 2022 4,892,032 (271,141)
Total Futures Long Contracts $ 60,780,934 ( $ 2,581,896)
CBOT 2-Yr. U.S. Treasury Note (543) December 2022 ( $ 113,248,682) $ 1,721,570
Total Futures Short Contracts ( $ 113,248,682) $1,721,570
Total Futures Contracts ( $ 52,467,748) ($860,326)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $1,520 $13,679 $12,129 $3,070 3,070 0.4%
Total Collateral Held for Securities Loaned 1,520 3,070 0.4
Total Value $1,520 $3,070
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – $– $ – $11
Total Affiliated Income from Securities Loaned, Net $11
Total Value $– $– $ –

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.8% ) Value
Communications Services (12.0%)
2,262 Activision Blizzard, Inc. $ 168,157
25,873 AT&T, Inc. 396,892
27,681 Auto Trader Group plc
a
156,980
8,989 BCE, Inc. 376,909
370 Charter Communications, Inc.
b
112,239
44,000 CITIC Telecom International
Holdings, Ltd. 14,231
20,481 Comcast Corporation 600,708
3,236 Electronic Arts, Inc. 374,438
23,000 HKT Trust and HKT, Ltd. 26,938
6,200 Infocom Corporation 81,694
1,044 Liberty Broadband Corporation,
Class C
b
77,047
22,000 Nintendo Company, Ltd. 887,355
25,500 Nippon Television Holdings, Inc. 204,329
663 Paradox Interactive AB 10,576
6,401 Rogers Communications, Inc. 246,568
7,600 SKY Perfect JSAT Holdings, Inc. 27,212
17,200 SoftBank Corporation 171,758
596 Swisscom AG 279,072
22,132 TELUS Corporation 439,484
1,039 T-Mobile US, Inc.
b
139,403
23,442 Verizon Communications, Inc. 890,093
674 Walt Disney Company
b
63,578
Total 5,745,661
Consumer Discretionary (5.6%)
32,383 B&M European Value Retail SA 110,142
668 Dollarama , Inc. 38,348
28,714 Europris ASA
a
143,608
557 Ferrari NV 103,148
19,900 Heiwa Corporation 307,792
8,177 JB Hi-Fi, Ltd. 197,888
2,800 KOMEDA Holdings Company, Ltd. 45,046
3,646 McDonald's Corporation 841,278
9,800 McDonald's Holdings Company
(Japan), Ltd. 341,461
6,675 Mobilezone Holding AG 99,867
5,800 Sangetsu Company, Ltd. 64,132
2,700 T-Gaia Corporation 30,599
113,400 Yamada Holdings Company, Ltd. 373,155
Total 2,696,464
Consumer Staples (14.8%)
8,326 Axfood AB 190,760
1,160 Church & Dwight Company, Inc. 82,870
10,053 Coca-Cola Company 563,169
13,617 Colgate-Palmolive Company 956,594
977 Costco Wholesale Corporation 461,408
6,454 General Mills, Inc. 494,441
12,252 Haleon plc
b
38,201
687 Hershey Company 151,463
9,000 Japan Tobacco, Inc. 147,895
2,816 Kellogg Company 196,163
578 Kimberly-Clark Corporation 65,048
7,051 Kraft Heinz Company 235,151
13,835 Kroger Company 605,281
2,245 Nestle SA 242,813
4,951 North West Company, Inc. 114,658
3,779 PepsiCo, Inc. 616,960
6,356 Procter & Gamble Company 802,445
205,400 Sheng Siong Group, Ltd. 226,044
7,106 Walmart, Inc. 921,648
Total 7,113,012
Shares Common Stock (98.8%) Value
Energy (0.7%)
1,042 Halliburton Company $ 25,654
10,383 Williams Companies, Inc. 297,265
Total 322,919
Financials (6.7%)
587 Aon plc 157,240
1,634 ASX, Ltd. 75,202
16,841 Bank Leumi Le-Israel BM 143,835
1,291 Berkshire Hathaway, Inc.
b
344,723
1,019 Citigroup, Inc. 42,462
1,377 EQB, Inc. 46,294
464 FactSet Research Systems, Inc. 185,651
1,182 Intercontinental Exchange, Inc. 106,794
3,131 Laurentian Bank of Canada 67,137
96,593 Man Group plc 239,171
59 MarketAxess Holdings, Inc. 13,127
1,746 Marsh & McLennan Companies,
Inc. 260,660
19,700 Matsui Securities Company, Ltd. 106,244
146,000 Mitsubishi HC Capital, Inc. 627,540
10,336 Mizrahi Tefahot Bank, Ltd. 361,853
810 Moody's Corporation 196,919
781 Progressive Corporation 90,760
17,300 Singapore Exchange, Ltd. 113,495
1,208 Topdanmark AS 56,590
Total 3,235,697
Health Care (20.4%)
168 Abbott Laboratories 16,256
41,982 Alliance Pharma plc 26,015
435 Amgen, Inc. 98,049
4,600 Astellas Pharma, Inc. 60,938
388 Baxter International, Inc. 20,898
5,559 Bayer AG 256,127
2,333 Dechra Pharmaceuticals plc 67,752
572 Eli Lilly and Company 184,956
11,636 Faes Farma SA 42,152
12,787 Galenica AG
a
925,966
7,471 Gilead Sciences, Inc. 460,886
4,656 GSK plc 67,245
667 Incyte Corporation
b
44,449
7,249 Johnson & Johnson 1,184,197
2,317 Laboratorios Farmaceuticos ROVI,
SA 99,575
3,904 Medtronic plc 315,248
10,046 Merck & Company, Inc. 865,161
510 Merck KGaA 82,559
1,589 Novartis AG 121,141
6,848 Novo Nordisk AS 682,183
2,044 Orion Oyj 86,067
9,022 QIAGEN NV
b
375,715
4,110 Recordati SPA 150,419
142 Regeneron Pharmaceuticals, Inc.
b
97,820
1,295 Roche Holding AG, Bearer Shares 505,867
2,287 Roche Holding AG, Participation
Certificates 744,493
7,400 Sanofi 563,482
86 Seagen , Inc.
b
11,767
185 Siegfried Holding AG 136,782
98 Sonova Holding AG 21,566
1,500 Takeda Pharmaceutical Company,
Ltd. 38,952
467 Tecan Group AG 160,202
498 UnitedHealth Group, Inc. 251,510
3,110 Vertex Pharmaceuticals, Inc.
b
900,469

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.8%) Value
Health Care (20.4%) - continued
604 Zoetis, Inc. $ 89,567
Total 9,756,431
Industrials (10.7%)
757 3M Company 83,648
50,420 Aurizon Holdings, Ltd. 111,512
1,208 Booz Allen Hamilton Holding
Corporation 111,559
22,426 CIA De Distribucion Integral 408,688
202 Cintas Corporation 78,414
3,200 COMSYS Holdings Corporation 54,298
22,565 CSX Corporation 601,132
30,700 EXEO Group, Inc. 443,851
4,863 Expeditors International of
Washington, Inc. 429,451
365 IDEX Corporation 72,945
35 JB Hunt Transport Services, Inc. 5,475
13,600 Kamigumi Company, Ltd. 251,095
42,000 Kandenko Company, Ltd. 241,458
188 Kuehne & Nagel International AG 38,283
278 Lockheed Martin Corporation 107,389
12,800 Nikkon Holdings Company, Ltd. 199,799
558 Norfolk Southern Corporation 116,985
5,089 Pentair plc 206,766
595 Republic Services, Inc. 80,944
2,802 Thomson Reuters Corporation 287,634
677 Toromont Industries, Ltd. 47,128
993 Union Pacific Corporation 193,456
1,126 United Parcel Service, Inc. 181,894
4,767 Waste Management, Inc. 763,721
Total 5,117,525
Information Technology (14.3%)
1,931 Accenture plc 496,846
765 Adobe, Inc.
b
210,528
17,300 Amano Corporation 290,684
913 Apple, Inc. 126,177
1,035 Automatic Data Processing, Inc. 234,107
6,600 BellSystem24 Holdings, Inc. 63,136
2,052 Cadence Design Systems, Inc.
b
335,358
1,598 Check Point Software
Technologies, Ltd.
b
179,008
11,284 Cisco Systems, Inc. 451,360
564 Fidelity National Information
Services, Inc. 42,621
701 Genpact , Ltd. 30,683
1,886 Global Payments, Inc. 203,782
300 ITOCHU Techno-Solutions
Corporation 7,032
2,843 Jack Henry & Associates, Inc. 518,194
4,329 Keysight Technologies, Inc.
b
681,211
933 Mastercard , Inc. 265,289
1,755 Microsoft Corporation 408,740
321 Motorola Solutions, Inc. 71,894
8,200 NEC Networks & System
Integration Corporation 89,018
975 QUALCOMM, Inc. 110,156
390 ServiceNow , Inc.
b
147,268
671 Skyworks Solutions, Inc. 57,216
2,749 Splunk , Inc.
b
206,725
4,884 Texas Instruments, Inc. 755,946
369 VeriSign, Inc.
b
64,095
4,273 Visa, Inc. 759,098
Shares Common Stock (98.8%) Value
Information Technology (14.3%) - continued
2,837 Western Union Company $ 38,300
Total 6,844,472
Materials (4.4%)
1,245 Celanese Corporation 112,473
3,359 Franco-Nevada Corporation 401,333
1,972 Holmen AB 74,831
624 Linde plc 168,224
3,378 LyondellBasell Industries NV 254,296
3,509 Navigator Company SA 11,956
20,868 Newmont Corporation 877,082
7,595 WestRock Company 234,610
Total 2,134,805
Real Estate (1.6%)
11,452 Custodian REIT plc 12,595
2,535 Public Storage, Inc. 742,273
Total 754,868
Utilities (7.6%)
17,396 Consolidated Edison, Inc. 1,491,881
61 Dominion Energy, Inc. 4,216
2,686 Entergy Corporation 270,292
3,721 Evergy , Inc. 221,027
2,333 Fortis, Inc. 88,635
6,300 Kyushu Electric Power Company,
Inc. 33,587
29,714 NiSource, Inc. 748,496
4,549 Northland Power, Inc. 133,208
32,500 Power Assets Holdings, Ltd. 162,915
3,145 Sempra Energy 471,561
Total 3,625,818
Total Common Stock
(cost $49,390,428) 47,347,672
Shares Short-Term Investments ( 0.6% ) Value
Thrivent Core Short-Term Reserve
Fund
31,394 3.170% 313,944
Total Short-Term Investments
(cost $313,944) 313,944
Total Investments (cost
$49,704,372) 99.4% $47,661,616
Other Assets and Liabilities, Net
0.6% 267,678
Total Net Assets 100.0% $47,929,294
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $1,226,554 or
2.6% of total net assets.
b Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,745,661 2,822,555 2,923,106 –
Consumer Discretionary 2,696,464 841,278 1,855,186 –
Consumer Staples 7,113,012 6,152,641 960,371 –
Energy 322,919 322,919 – –
Financials 3,235,697 1,398,336 1,837,361 –
Health Care 9,756,431 4,541,233 5,215,198 –
Industrials 5,117,525 3,033,779 2,083,746 –
Information Technology 6,844,472 6,394,602 449,870 –
Materials 2,134,805 2,048,018 86,787 –
Real Estate 754,868 742,273 12,595 –
Utilities 3,625,818 3,207,473 418,345 –
Subtotal Investments in Securities $47,347,672 $31,505,107 $15,842,565 $–
Other Investments  * Total
Affiliated Short-Term Investments 313,944
Subtotal Other Investments $313,944
Total Investments at Value $47,661,616
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 10,757 10,757 – –
Total Liability Derivatives $10,757 $10,757 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$93,964 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 4 December 2022 $ 309,037 ( $ 10,757)
Total Futures Long Contracts $ 309,037 ( $ 10,757)
Total Futures Contracts $ 309,037 ($10,757)

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $413 $8,763 $8,862 $314 31 0.6%
Total Affiliated Short-Term Investments 413 314 0.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 1,191 1,191 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $413 $314
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94 .8% ) Value
Communications Services (2.5%)
7,434 Match Group, Inc.
a
$ 354,974
21,826 ZoomInfo Technologies, Inc.
a
909,271
Total 1,264,245
Consumer Discretionary (9.6%)
6,808 Aptiv plc
a
532,454
3,022 Burlington Stores, Inc.
a
338,132
604 Chipotle Mexican Grill, Inc.
a
907,667
5,232 Five Below, Inc.
a
720,289
1,920 Lithia Motors, Inc. 411,936
155 NVR, Inc.
a
617,997
6,757 Planet Fitness, Inc.
a
389,609
1,645 Ulta Beauty, Inc.
a
659,958
5,610 Wyndham Hotels & Resorts, Inc. 344,173
Total 4,922,215
Consumer Staples (3.8%)
3,010 Casey's General Stores, Inc. 609,585
6,777 Freshpet, Inc.
a
339,460
12,998 Lamb Weston Holdings, Inc. 1,005,785
Total 1,954,830
Energy (0.7%)
7,029 Matador Resources Company 343,859
Total 343,859
Financials (8.2%)
4,631 Arthur J. Gallagher & Company 792,920
3,768 Kinsale Capital Group, Inc. 962,423
2,045 MSCI, Inc. 862,560
3,765 Signature Bank 568,515
7,784 Tradeweb Markets, Inc. 439,173
8,916 Western Alliance Bancorp 586,138
Total 4,211,729
Health Care (18.7%)
17,128 Agilon Health, Inc.
a
401,138
1,953 Argenx SE ADR
a
689,507
2,842 Ascendis Pharma AS ADR
a,b
293,465
21,496 Avantor, Inc.
a
421,322
2,352 Bio-Techne Corporation 667,968
5,431 Centene Corporation
a
422,586
2,031 Charles River Laboratories
International, Inc.
a
399,701
1,837 Cooper Companies, Inc. 484,784
9,349 DexCom, Inc.
a
752,968
6,265 Edwards Lifesciences Corporation
a
517,677
4,803 Immunocore Holdings plc ADR
a
225,453
4,157 Insulet Corporation
a
953,616
4,170 Omnicell, Inc.
a
362,915
19,422 Progyny, Inc.
a
719,779
21,436 R1 RCM, Inc.
a
397,209
2,936 Repligen Corporation
a
549,355
3,258 Sarepta Therapeutics, Inc.
a
360,139
1,384 ShockWave Medical, Inc.
a
384,849
3,746 Zoetis, Inc. 555,494
Total 9,559,925
Industrials (20.1%)
5,053 ASGN, Inc.
a
456,640
2,561 Carlisle Companies, Inc. 718,130
7,043 Chart Industries, Inc.
a
1,298,377
28,223 Driven Brands Holdings, Inc.
a
789,680
1,566 Generac Holdings, Inc.
a
278,967
Shares Common Stock (94.8%) Value
Industrials (20.1%) - continued
33,423 Howmet Aerospace, Inc. $ 1,033,773
15,224 IAA, Inc.
a
484,884
2,529 IDEX Corporation 505,421
4,584 Middleby Corporation
a
587,531
1,750 Old Dominion Freight Line, Inc. 435,348
7,418 Regal Rexnord Corporation 1,041,191
5,103 TransUnion 303,577
4,132 Trex Company, Inc.
a
181,560
1,534 United Rentals, Inc.
a
414,364
10,401 Vicor Corporation
a
615,115
28,642 WillScot Mobile Mini Holdings
Corporation
a
1,155,132
Total 10,299,690
Information Technology (24.1%)
12,107 Amphenol Corporation 810,685
5,759 Arista Networks, Inc.
a
650,133
6,069 Bill.com Holdings, Inc.
a
803,354
13,549 Cognex Corporation 561,606
1,877 EPAM Systems, Inc.
a
679,831
9,394 Five9, Inc.
a
704,362
1,317 HubSpot, Inc.
a
355,748
868 Lam Research Corporation 317,688
12,795 Lattice Semiconductor
Corporation
a
629,642
1,629 Monolithic Power Systems, Inc. 591,979
4,938 Okta, Inc.
a
280,824
7,085 Palo Alto Networks, Inc.
a
1,160,452
3,155 Paycom Software, Inc.
a
1,041,118
7,484 PTC, Inc.
a
782,826
17,002 Sprout Social, Inc.
a
1,031,681
2,809 Synopsys, Inc.
a
858,178
2,558 Tyler Technologies, Inc.
a
888,905
2,097 Universal Display Corporation 197,852
Total 12,346,864
Materials (4.4%)
6,277 AptarGroup, Inc. 596,503
1,821 Martin Marietta Materials, Inc. 586,526
1,965 Quaker Chemical Corporation 283,707
9,661 RPM International, Inc. 804,858
Total 2,271,594
Real Estate (2.7%)
2,914 CBRE Group, Inc.
a
196,724
6,399 Regency Centers Corporation 344,586
2,229 SBA Communications Corporation 634,485
6,508 Zillow Group, Inc.
a
186,324
Total 1,362,119
Total Common Stock
(cost $53,841,568) 48,537,070
Shares
Registered Investment
Companies ( 1 .3% ) Value
Unaffiliated  (1.3%)
1,640 SPDR S&P Biotech ETF
a
130,085
4,334 SPDR S&P Oil & Gas Exploration
ETF 540,536
Total 670,621
Total Registered Investment
Companies (cost $547,625) 670,621

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0 .6% ) Value
272,350 Thrivent Cash Management Trust $ 272,350
Total Collateral Held for
Securities Loaned
(cost $272,350) 272,350
Shares Short-Term Investments ( 3 .8% ) Value
Thrivent Core Short-Term Reserve
Fund
194,657 3.170% 1,946,573
Total Short-Term Investments
(cost $1,946,573) 1,946,573
Total Investments (cost
$56,608,116) 100.5% $ 51,426,614
Other Assets and Liabilities, Net
(0.5%) (236,032)
Total Net Assets 100.0% $ 51,190,582
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of September 30, 2022:
Securities Lending Transactions
Common Stock $ 268,476
Total lending $268,476
Gross amount payable upon return of
collateral for securities loaned $272,350
Net amounts due to counterparty $3,874
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,264,245 1,264,245 – –
Consumer Discretionary 4,922,215 4,922,215 – –
Consumer Staples 1,954,830 1,954,830 – –
Energy 343,859 343,859 – –
Financials 4,211,729 4,211,729 – –
Health Care 9,559,925 9,559,925 – –
Industrials 10,299,690 10,299,690 – –
Information Technology 12,346,864 12,346,864 – –
Materials 2,271,594 2,271,594 – –
Real Estate 1,362,119 1,362,119 – –
Registered Investment Companies
Unaffiliated 670,621 670,621 – –
Subtotal Investments in Securities $ 49,207,691 $ 49,207,691 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 1,946,573
Collateral Held for Securities Loaned 272,350
Subtotal Other Investments $ 2,218,923
Total Investments at Value $ 51,426,614
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $ 459 $ 16,011 $ 14,523 $ 1,947 195 3.8%
Total Affiliated Short-Term Investments 459 1,947 3.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 629 14,938 15,295 272 272 0.6
Total Collateral Held for Securities Loaned 629 272 0.6
Total Value $ 1,088 $ 2,219
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $ 12
Total Income/Non Income Cash from Affiliated
Investments $ 12
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $ 2
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98 .6% ) Value
Communications Services (1.8%)
1,291 Cable One, Inc. $ 1,101,287
59,004 Frontier Communications Parent,
Inc.
a
1,382,464
33,606 Iridium Communications, Inc.
a
1,491,098
11,376 John Wiley and Sons, Inc. 427,283
43,794 New York Times Company 1,259,077
59,050 Tegna, Inc. 1,221,154
27,572 TripAdvisor, Inc.
a
608,790
11,446 World Wrestling Entertainment,
Inc. 803,166
12,490 Ziff Davis, Inc.
a
855,315
Total 9,149,634
Consumer Discretionary (13.4%)
25,093 Adient plc
a
696,331
10,224 AutoNation, Inc.
a
1,041,519
21,491 Boyd Gaming Corporation 1,024,046
19,683 Brunswick Corporation 1,288,252
36,533 Capri Holdings, Ltd.
a
1,404,329
10,321 Carter's, Inc. 676,335
7,677 Choice Hotels International, Inc. 840,785
8,780 Churchill Downs, Inc. 1,616,837
9,367 Columbia Sportswear Company 630,399
6,032 Cracker Barrel Old Country Store,
Inc. 558,443
16,317 Crocs, Inc.
a
1,120,325
33,767 Dana, Inc. 385,957
7,022 Deckers Outdoor Corporation
a
2,195,147
15,061 Dick's Sporting Goods, Inc. 1,575,983
14,686 Five Below, Inc.
a
2,021,822
21,262 Foot Locker, Inc. 661,886
11,186 Fox Factory Holding Corporation
a
884,589
66,894 GameStop Corporation
a,b
1,681,046
56,486 Gap, Inc. 463,750
62,231 Gentex Corporation 1,483,587
74,849 Goodyear Tire & Rubber
Company
a
755,226
1,026 Graham Holdings Company 551,968
8,460 Grand Canyon Education, Inc.
a
695,835
42,239 H&R Block, Inc. 1,796,847
92,354 Hanesbrands, Inc. 642,784
35,203 Harley-Davidson, Inc. 1,227,881
6,344 Helen of Troy, Ltd.
a
611,815
22,360 KB Home 579,571
33,999 Kohl's Corporation 855,075
15,714 Lear Corporation 1,880,809
35,100 Leggett & Platt, Inc. 1,166,022
24,966 Light and Wonder, Inc.
a
1,070,542
7,286 Lithia Motors, Inc. 1,563,211
71,390 Macy's, Inc. 1,118,681
10,398 Marriott Vacations Worldwide
Corporation 1,267,100
93,495 Mattel, Inc.
a
1,770,795
5,686 Murphy USA, Inc. 1,563,138
29,750 Nordstrom, Inc. 497,718
15,383 Ollie's Bargain Outlet Holdings,
Inc.
a
793,763
8,513 Papa John's International, Inc. 595,995
41,966 PENN Entertainment, Inc.
a
1,154,485
14,817 Polaris, Inc. 1,417,246
17,722 PVH Corporation 793,946
5,291 RH
a
1,301,956
41,731 Service Corporation International 2,409,548
35,699 Skechers USA, Inc.
a
1,132,372
30,082 Taylor Morrison Home Corporation
a
701,512
Shares Common Stock (98.6%) Value
Consumer Discretionary (13.4%) - continued
45,574 Tempur Sealy International, Inc. $ 1,100,156
17,694 Texas Roadhouse, Inc. 1,543,979
14,433 Thor Industries, Inc. 1,010,021
28,301 Toll Brothers, Inc. 1,188,642
8,570 TopBuild Corporation
a
1,412,165
36,677 Topgolf Callaway Brands
Corporation
a
706,399
22,186 Travel + Leisure Company 756,986
49,940 Under Armour, Inc., Class A
a
332,101
52,829 Under Armour, Inc., Class C
a
314,861
21,988 Victoria's Secret & Company
a
640,291
7,443 Visteon Corporation
a
789,405
45,058 Wendy's Company 842,134
18,199 Williams-Sonoma, Inc. 2,144,752
7,917 Wingstop, Inc. 992,950
23,906 Wyndham Hotels & Resorts, Inc. 1,466,633
22,808 YETI Holdings, Inc.
a
650,484
Total 68,059,168
Consumer Staples (4.0%)
35,848 BellRing Brands, Inc.
a
738,827
35,778 BJ's Wholesale Club Holdings,
Inc.
a
2,604,996
2,517 Boston Beer Company, Inc.
a
814,627
9,859 Casey's General Stores, Inc. 1,996,645
10,610 Celsius Holdings, Inc.
a
962,115
1,218 Coca-Cola Consolidated, Inc. 501,487
95,506 Coty, Inc.
a
603,598
42,445 Darling Ingredients, Inc.
a
2,807,737
17,539 Energizer Holdings, Inc. 440,930
51,070 Flowers Foods, Inc. 1,260,918
23,345 Grocery Outlet Holding
Corporation
a
777,155
17,341 Ingredion, Inc. 1,396,297
5,245 Lancaster Colony Corporation 788,219
13,334 Nu Skin Enterprises, Inc. 444,956
41,024 Performance Food Group
Company
a
1,761,981
12,021 Pilgrim's Pride Corporation
a
276,723
14,393 Post Holdings, Inc.
a
1,178,931
28,440 Sprouts Farmers Markets, Inc.
a
789,210
Total 20,145,352
Energy (3.9%)
88,643 Antero Midstream Corporation 813,743
53,710 ChampionX Corporation 1,051,105
50,142 CNX Resources Corporation
a
778,705
25,602 DT Midstream, Inc. 1,328,488
114,543 Equitrans Midstream Corporation 856,782
38,452 HF Sinclair Corporation 2,070,256
29,699 Matador Resources Company 1,452,875
38,675 Murphy Oil Corporation 1,360,200
103,962 NOV, Inc. 1,682,105
25,489 PDC Energy, Inc. 1,473,009
65,581 Range Resources Corporation 1,656,576
294,921 Southwestern Energy Company
a
1,804,916
59,962 Targa Resources Corporation 3,618,107
Total 19,946,867
Financials (15.5%)
10,117 Affiliated Managers Group, Inc. 1,131,586
3,561 Alleghany Corporation
a
2,988,997
18,482 American Financial Group, Inc. 2,271,992
114,092 Annaly Capital Management, Inc. 1,957,819
39,781 Associated Banc-Corp 798,802

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Financials (15.5%) - continued
10,635 Bank of Hawaii Corporation $ 809,536
29,434 Bank OZK 1,164,409
13,193 Bread Financial Holdings, Inc. 414,920
19,008 Brighthouse Financial, Inc.
a
825,327
48,292 Cadence Bank 1,227,100
19,697 Cathay General Bancorp 757,547
30,277 CNO Financial Group, Inc. 544,078
28,874 Commerce Bancshares, Inc. 1,910,304
16,973 Cullen/Frost Bankers, Inc. 2,244,170
37,296 East West Bancorp, Inc. 2,504,053
28,504 Essent Group, Ltd. 993,934
9,531 Evercore, Inc. 783,925
92,828 F.N.B. Corporation 1,076,805
22,411 Federated Hermes, Inc. 742,252
27,568 First American Financial
Corporation 1,270,885
34,331 First Financial Bankshares, Inc. 1,436,066
142,023 First Horizon Corporation 3,252,327
10,084 FirstCash Holdings, Inc. 739,661
44,294 Fulton Financial Corporation 699,845
29,316 Glacier Bancorp, Inc. 1,440,295
22,686 Hancock Whitney Corporation 1,039,246
9,431 Hanover Insurance Group, Inc. 1,208,488
50,475 Home BancShares, Inc. 1,136,192
27,219 Interactive Brokers Group, Inc. 1,739,566
14,002 International Bancshares
Corporation 595,085
35,075 Janus Henderson Group plc 712,373
49,218 Jefferies Financial Group, Inc. 1,451,931
16,900 Kemper Corporation 697,294
5,698 Kinsale Capital Group, Inc. 1,455,383
80,311 MGIC Investment Corporation 1,029,587
29,290 Navient Corporation 430,270
123,374 New York Community Bancorp,
Inc. 1,052,380
77,519 Old National Bancorp 1,276,738
76,042 Old Republic International
Corporation 1,591,559
31,170 PacWest Bancorp 704,442
20,225 Pinnacle Financial Partners, Inc. 1,640,248
9,913 Primerica, Inc. 1,223,760
24,141 Prosperity Bancshares, Inc. 1,609,722
17,735 Reinsurance Group of America,
Inc. 2,231,240
11,567 RenaissanceRe Holdings, Ltd. 1,623,891
10,687 RLI Corporation 1,094,135
27,253 SEI Investments Company 1,336,760
15,967 Selective Insurance Group, Inc. 1,299,714
66,533 SLM Corporation 930,797
28,093 Stifel Financial Corporation 1,458,308
38,475 Synovus Financial Corporation 1,443,197
13,203 Texas Capital Bancshares, Inc.
a
779,373
11,507 UMB Financial Corporation 969,925
57,446 Umpqua Holdings Corporation 981,752
35,619 United Bankshares, Inc. 1,273,379
49,757 Unum Group 1,930,572
111,227 Valley National Bancorp 1,201,252
25,916 Voya Financial, Inc. 1,567,918
17,289 Washington Federal, Inc. 518,324
46,538 Webster Financial Corporation 2,103,518
16,075 Wintrust Financial Corporation 1,310,916
Total 78,635,870
Health Care (10.3%)
24,043 Acadia Healthcare Company, Inc.
a
1,879,682
Shares Common Stock (98.6%) Value
Health Care (10.3%) - continued
8,587 Amedisys, Inc.
a
$ 831,136
28,015 Arrowhead Research Corporation
a
925,896
19,855 Azenta, Inc. 850,985
26,661 Bruker Corporation 1,414,633
3,945 Chemed Corporation 1,722,229
26,408 Encompass Health Corporation 1,194,434
12,607 Enovis Corporation
a
580,804
43,244 Envista Holdings Corporation
a
1,418,836
85,178 Exelixis, Inc.
a
1,335,591
20,389 Globus Medical, Inc.
a
1,214,573
13,582 Haemonetics Corporation
a
1,005,475
36,466 Halozyme Therapeutics, Inc.
a
1,441,866
22,329 HealthEquity, Inc.
a
1,499,839
5,313 ICU Medical, Inc.
a
800,138
12,718 Inari Medical, Inc.
a
923,835
19,228 Integra LifeSciences Holdings
Corporation
a
814,498
16,590 Jazz Pharmaceuticals, Inc.
a
2,211,281
8,212 LHC Group, Inc.
a
1,343,976
14,172 LivaNova plc
a
719,512
12,791 Masimo Corporation
a
1,805,578
6,646 Medpace Holdings, Inc.
a
1,044,552
57,197 Neogen Corporation
a
799,042
25,313 Neurocrine Biosciences, Inc.
a
2,688,494
13,779 NuVasive, Inc.
a
603,658
11,722 Omnicell, Inc.
a
1,020,166
40,913 Option Care Health, Inc.
a
1,287,532
22,928 Patterson Companies, Inc. 550,731
10,028 Penumbra, Inc.
a
1,901,309
35,629 Perrigo Company plc 1,270,530
19,740 Progyny, Inc.
a
731,564
14,353 QuidelOrtho Corporation
a
1,025,952
36,340 R1 RCM, Inc.
a
673,380
13,659 Repligen Corporation
a
2,555,735
9,509 ShockWave Medical, Inc.
a
2,644,168
26,206 Sotera Health Company
a
178,725
12,714 STAAR Surgical Company
a
896,973
27,169 Syneos Health, Inc.
a
1,281,018
16,997 Tandem Diabetes Care, Inc.
a
813,306
28,555 Tenet Healthcare Corporation
a
1,472,867
12,047 United Therapeutics Corporation
a
2,522,401
Total 51,896,900
Industrials (18.7%)
8,658 Acuity Brands, Inc. 1,363,375
36,961 AECOM 2,527,024
16,387 AGCO Corporation 1,575,938
13,286 ASGN, Inc.
a
1,200,656
7,633 Avis Budget Group, Inc.
a
1,133,195
17,871 Axon Enterprise, Inc.
a
2,068,568
12,504 Brink's Company 605,694
41,308 Builders FirstSource, Inc.
a
2,433,867
6,198 CACI International, Inc.
a
1,618,050
13,690 Carlisle Companies, Inc. 3,838,813
9,492 Chart Industries, Inc.
a
1,749,850
13,317 Clean Harbors, Inc.
a
1,464,604
12,620 Crane Holdings, Company 1,104,755
10,162 Curtiss-Wright Corporation 1,414,144
32,702 Donaldson Company, Inc. 1,602,725
7,821 Dycom Industries, Inc.
a
747,140
13,061 EMCOR Group, Inc. 1,508,284
10,761 EnerSys 625,967
12,078 ESAB Corporation 402,922
34,590 Flowserve Corporation 840,537
37,605 Fluor Corporation
a
935,988

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Industrials (18.7%) - continued
9,142 FTI Consulting, Inc.
a
$ 1,514,921
9,343 GATX Corporation 795,556
44,759 Graco, Inc. 2,683,302
31,394 GXO Logistics, Inc.
a
1,100,674
22,259 Hexcel Corporation 1,151,236
14,207 Hubbell, Inc. 3,168,161
35,398 IAA, Inc.
a
1,127,426
9,460 Insperity, Inc. 965,771
21,888 ITT Corporation 1,430,162
85,714 JetBlue Airways Corporation
a
568,284
36,800 KBR, Inc. 1,590,496
21,528 Kennametal, Inc. 443,046
15,854 Kirby Corporation
a
963,448
42,523 Knight-Swift Transportation
Holdings, Inc. 2,080,650
9,641 Landstar System, Inc. 1,391,871
8,533 Lennox International, Inc. 1,900,043
15,329 Lincoln Electric Holdings, Inc. 1,927,162
13,694 ManpowerGroup, Inc. 885,865
15,124 MasTec, Inc.
a
960,374
53,820 MDU Resources Group, Inc. 1,471,977
15,264 Mercury Systems, Inc.
a
619,718
14,261 Middleby Corporation
a
1,827,832
20,073 MillerKnoll, Inc. 313,139
9,734 MSA Safety, Inc. 1,063,732
12,527 MSC Industrial Direct Company,
Inc. 912,091
44,064 nVent Electric plc 1,392,863
17,302 Oshkosh Corporation 1,216,158
25,471 Owens Corning, Inc. 2,002,275
17,595 Regal Rexnord Corporation 2,469,634
13,550 Ryder System, Inc. 1,022,890
6,990 Saia, Inc.
a
1,328,100
14,738 Science Applications International
Corporation 1,303,281
11,425 Simpson Manufacturing Company,
Inc. 895,720
24,397 Stericycle, Inc.
a
1,027,358
22,578 SunPower Corporation
a
520,197
56,137 Sunrun, Inc.
a
1,548,820
17,944 Terex Corporation 533,655
14,112 Tetra Tech, Inc. 1,813,815
17,690 Timken Company 1,044,418
27,677 Toro Company 2,393,507
29,183 Trex Company, Inc.
a
1,282,301
44,145 Univar Solutions, Inc.
a
1,003,857
5,651 Valmont Industries, Inc. 1,517,972
5,885 Vicor Corporation
a
348,039
8,789 Watsco, Inc. 2,262,816
7,226 Watts Water Technologies, Inc. 908,525
15,610 Werner Enterprises, Inc. 586,936
15,923 Woodward, Inc. 1,277,980
30,447 XPO Logistics, Inc.
a
1,355,500
Total 94,675,650
Information Technology (12.6%)
30,185 ACI Worldwide, Inc.
a
630,866
26,568 Amkor Technology, Inc. 452,984
16,984 Arrow Electronics, Inc.
a
1,565,755
7,659 Aspen Technology, Inc.
a
1,824,374
25,056 Avnet, Inc. 905,023
11,520 Belden, Inc. 691,430
11,790 Blackbaud, Inc.
a
519,467
15,022 Calix, Inc.
a
918,445
39,622 Ciena Corporation
a
1,601,917
Shares Common Stock (98.6%) Value
Information Technology (12.6%) - continued
14,805 Cirrus Logic, Inc.
a
$ 1,018,584
45,893 Cognex Corporation 1,902,265
34,308 Coherent Corporation
a
1,195,634
11,859 CommVault Systems, Inc.
a
629,001
11,295 Concentrix Corporation 1,260,861
53,235 Dynatrace Holdings, LLC
a
1,853,110
14,609 Envestnet, Inc.
a
648,640
12,466 Euronet Worldwide, Inc.
a
944,424
8,751 ExlService Holdings, Inc.
a
1,289,547
6,684 Fair Isaac Corporation
a
2,753,875
26,237 First Solar, Inc.
a
3,470,368
44,677 Genpact, Ltd. 1,955,512
8,770 IPG Photonics Corporation
a
739,750
36,406 Jabil, Inc. 2,100,990
54,015 Kyndryl Holdings, Inc.
a
446,704
36,343 Lattice Semiconductor
Corporation
a
1,788,439
6,552 Littelfuse, Inc. 1,301,817
18,262 Lumentum Holdings, Inc.
a
1,252,225
13,524 MACOM Technology Solutions
Holdings, Inc.
a
700,408
16,600 Manhattan Associates, Inc.
a
2,208,298
16,026 MAXIMUS, Inc. 927,425
15,134 MKS Instruments, Inc. 1,250,674
35,020 National Instruments Corporation 1,321,655
36,233 NCR Corporation
a
688,789
9,434 Novanta, Inc.
a
1,091,042
10,826 Paylocity Holding Corporation
a
2,615,345
15,134 Power Integrations, Inc. 973,419
9,240 Qualys, Inc.
a
1,287,964
86,860 Sabre Corporation
a
447,329
16,801 Semtech Corporation
a
494,117
9,058 Silicon Laboratories, Inc.
a
1,118,120
4,225 SiTime Corporation
a
332,634
10,486 Synaptics, Inc.
a
1,038,219
11,162 TD SYNNEX Corporation 906,243
27,208 Teradata Corporation
a
845,080
11,500 Universal Display Corporation 1,085,025
19,996 ViaSat, Inc.
a
604,479
34,587 Vishay Intertechnology, Inc. 615,303
41,803 Vontier Corporation 698,528
102,097 Western Union Company 1,378,310
11,691 WEX, Inc.
a
1,484,056
32,722 Wolfspeed, Inc.
a
3,382,146
29,646 Xerox Holdings Corporation 387,770
Total 63,544,385
Materials (6.5%)
47,620 Alcoa Corporation 1,602,889
17,293 AptarGroup, Inc. 1,643,354
13,183 Ashland, Inc. 1,251,990
22,624 Avient Corporation 685,507
14,901 Cabot Corporation 952,025
41,060 Chemours Company 1,012,129
136,912 Cleveland-Cliffs, Inc.
a
1,844,205
31,890 Commercial Metals Company 1,131,457
9,974 Eagle Materials, Inc. 1,069,013
7,048 Greif, Inc. 419,849
9,466 Ingevity Corporation
a
573,924
19,552 Louisiana-Pacific Corporation 1,000,867
24,433 MP Materials Corporation
a
667,021
1,829 NewMarket Corporation 550,218
35,726 Olin Corporation 1,531,931
15,958 Reliance Steel & Aluminum
Company 2,783,235

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Materials (6.5%) - continued
17,373 Royal Gold, Inc. $ 1,629,935
34,144 RPM International, Inc. 2,844,537
10,705 Scotts Miracle-Gro Company 457,639
11,126 Sensient Technologies Corporation 771,477
22,170 Silgan Holdings, Inc. 932,027
25,807 Sonoco Products Company 1,464,031
45,915 Steel Dynamics, Inc. 3,257,669
62,786 United States Steel Corporation 1,137,682
46,851 Valvoline, Inc. 1,187,204
7,996 Worthington Industries, Inc. 304,967
Total 32,706,782
Real Estate (8.0%)
40,808 Apartment Income REIT
Corporation 1,576,005
79,313 Brixmor Property Group, Inc. 1,464,911
29,755 Corporate Office Properties Trust 691,209
40,080 Cousins Properties, Inc. 935,868
46,524 Douglas Emmett, Inc. 834,175
11,531 EastGroup Properties, Inc. 1,664,385
19,854 EPR Properties 711,965
34,955 First Industrial Realty Trust, Inc. 1,566,334
100,719 Healthcare Realty Trust, Inc. 2,099,991
27,839 Highwoods Properties, Inc. 750,539
58,709 Independence Realty Trust, Inc. 982,202
26,340 JBG SMITH Properties 489,397
12,682 Jones Lang LaSalle, Inc.
a
1,915,870
27,839 Kilroy Realty Corporation 1,172,300
57,992 Kite Realty Group Trust 998,622
23,057 Lamar Advertising Company 1,901,972
22,334 Life Storage, Inc. 2,473,714
56,844 Macerich Company 451,341
158,536 Medical Properties Trust, Inc. 1,880,237
46,876 National Retail Properties, Inc. 1,868,477
22,586 National Storage Affiliates Trust 939,126
61,962 Omega Healthcare Investors, Inc. 1,827,259
59,509 Park Hotels & Resorts, Inc. 670,071
34,791 Pebblebrook Hotel Trust 504,817
59,900 Physicians Realty Trust 900,896
21,332 PotlatchDeltic Corporation 875,465
38,753 Rayonier, Inc. REIT 1,161,427
45,276 Rexford Industrial Realty, Inc. 2,354,352
61,130 Sabra Health Care REIT, Inc. 802,026
17,018 SL Green Realty Corporation 683,443
36,085 Spirit Realty Capital, Inc. 1,304,834
70,329 Store Capital Corporation 2,203,408
Total 40,656,638
Utilities (3.9%)
15,105 ALLETE, Inc. 756,005
17,225 Black Hills Corporation 1,166,649
63,118 Essential Utilities, Inc. 2,611,823
28,973 Hawaiian Electric Industries, Inc. 1,004,204
13,381 IDACORP, Inc. 1,324,853
24,211 National Fuel Gas Company 1,490,187
25,468 New Jersey Resources
Corporation 985,612
14,861 NorthWestern Corporation 732,350
52,987 OGE Energy Corporation 1,931,906
14,329 ONE Gas, Inc. 1,008,618
11,843 Ormat Technologies, Inc.
b
1,020,867
22,718 PNM Resources, Inc. 1,038,894
23,620 Portland General Electric
Company 1,026,525
16,316 Southwest Gas Holdings, Inc. 1,138,041
Shares Common Stock (98.6%) Value
Utilities (3.9%) - continued
13,893 Spire, Inc. $ 865,951
55,416 UGI Corporation 1,791,599
Total 19,894,084
Total Common Stock
(cost $434,315,344) 499,311,330
Shares
Collateral Held for Securities
Loaned ( 0 .5% ) Value
2,524,675 Thrivent Cash Management Trust 2,524,675
Total Collateral Held for
Securities Loaned
(cost $2,524,675) 2,524,675
Shares or
Principal
Amount Short-Term Investments ( 0 .9% ) Value
Federal Home Loan Bank Discount
Notes
500,000 2.455%, 10/28/2022
c,d
498,950
400,000 2.910%, 11/18/2022
c,d
398,394
Thrivent Core Short-Term Reserve
Fund
390,374 3.170% 3,903,738
Total Short-Term Investments
(cost $4,801,265) 4,801,082
Total Investments (cost
$441,641,284) 100.0% $ 506,637,087
Other Assets and Liabilities, Net
(<0.1%) (23,546)
Total Net Assets 100.0% $ 506,613,541
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of September 30, 2022:
Securities Lending Transactions
Common Stock $ 2,449,135
Total lending $2,449,135
Gross amount payable upon return of
collateral for securities loaned $2,524,675
Net amounts due to counterparty $75,540
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,149,634 9,149,634 – –
Consumer Discretionary 68,059,168 68,059,168 – –
Consumer Staples 20,145,352 20,145,352 – –
Energy 19,946,867 19,946,867 – –
Financials 78,635,870 78,635,870 – –
Health Care 51,896,900 51,896,900 – –
Industrials 94,675,650 94,675,650 – –
Information Technology 63,544,385 63,544,385 – –
Materials 32,706,782 32,706,782 – –
Real Estate 40,656,638 40,656,638 – –
Utilities 19,894,084 19,894,084 – –
Short-Term Investments 897,344 – 897,344 –
Subtotal Investments in Securities $ 500,208,674 $ 499,311,330 $ 897,344 $ –
Other Investments  * Total
Affiliated Short-Term Investments 3,903,738
Collateral Held for Securities Loaned 2,524,675
Subtotal Other Investments $ 6,428,413
Total Investments at Value $ 506,637,087
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 606,640 606,640 – –
Total Liability Derivatives $ 606,640 $ 606,640 $ – $ –
The following table presents Mid Cap Index Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$597,973 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 34 December 2022 $ 8,114,520 ( $ 606,640 )
Total Futures Long Contracts $ 8,114,520 ( $ 606,640 )
Total Futures Contracts $ 8,114,520 ( $ 606,640 )

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $ 4,073 $ 43,631 $ 43,800 $ 3,904 390 0.7%
Total Affiliated Short-Term Investments 4,073 3,904 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,734 61,737 63,946 2,525 2,525 0.5
Total Collateral Held for Securities Loaned 4,734 2,525 0.5
Total Value $ 8,807 $ 6,429
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $ 110
Total Income/Non Income Cash from Affiliated
Investments $ 110
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 124
Total Affiliated Income from Securities Loaned, Net $ 124
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.1% ) Value
Communications Services (1.7%)
982,151 DISH Network Corporation
a
$ 13,583,148
1,626,074 Warner Bros. Discovery, Inc.
a
18,699,851
Total 32,282,999
Consumer Discretionary (11.7%)
251,422 Aptiv plc
a
19,663,715
29,430 Chipotle Mexican Grill, Inc.
a
44,226,227
168,482 Expedia Group, Inc.
a
15,785,079
737,173 Harley-Davidson, Inc. 25,712,594
130,109 Lululemon Athletica, Inc.
a
36,373,272
12,744 NVR, Inc.
a
50,811,347
76,449 RH
a
18,811,805
1,003,630 Sonos, Inc.
a
13,950,457
Total 225,334,496
Consumer Staples (3.8%)
159,336 Casey's General Stores, Inc. 32,268,727
511,445 Lamb Weston Holdings, Inc. 39,575,614
Total 71,844,341
Energy (5.3%)
760,362 Devon Energy Corporation 45,720,567
1,457,593 NOV, Inc. 23,583,855
308,819 Valero Energy Corporation 32,997,310
Total 102,301,732
Financials (16.0%)
1,094,510 Ally Financial, Inc. 30,460,213
101,306 Ameriprise Financial, Inc. 25,524,047
1,165,058 Arch Capital Group, Ltd.
a
53,056,741
1,208,371 Equitable Holdings, Inc. 31,840,576
235,352 Kinsale Capital Group, Inc. 60,113,608
1,315,178 Radian Group, Inc. 25,369,784
615,754 Western Alliance Bancorp 40,479,668
809,540 Zions Bancorporation NA 41,173,204
Total 308,017,841
Health Care (10.4%)
101,962 Align Technology, Inc.
a
21,117,350
86,901 Bio-Techne Corporation 24,679,884
366,939 Edwards Lifesciences Corporation
a
30,320,170
106,516 Insulet Corporation
a
24,434,770
73,782 Laboratory Corporation of America
Holdings 15,111,292
899,836 Maravai LifeSciences Holdings,
Inc.
a
22,972,813
50,484 Medpace Holdings, Inc.
a
7,934,570
696,894 NuVasive, Inc.
a
30,530,926
196,991 Sarepta Therapeutics, Inc.
a
21,775,385
Total 198,877,160
Industrials (17.4%)
278,349 Advanced Drainage Systems, Inc. 34,618,265
1,810,474 Dun & Bradstreet Holdings, Inc. 22,431,773
1,072,826 Howmet Aerospace, Inc. 33,182,508
174,180 Old Dominion Freight Line, Inc. 43,330,758
417,294 Quanta Services, Inc. 53,159,083
267,235 Regal Rexnord Corporation 37,509,105
733,142 Southwest Airlines Company
a
22,610,099
609,884 Timken Company 36,007,551
187,989 United Rentals, Inc.
a
50,779,589
Total 333,628,731
Shares Common Stock (97.1%) Value
Information Technology (12.3%)
112,070 ANSYS, Inc.
a
$ 24,845,919
177,626 Bill.com Holdings, Inc.
a
23,512,354
674,603 Ciena Corporation
a
27,274,199
1,584,379 Dropbox, Inc.
a
32,828,333
154,460 NICE, Ltd. ADR
a
29,075,551
479,476 ON Semiconductor Corporation
a
29,885,739
556,664 Trimble, Inc.
a
30,210,155
376,483 Wolfspeed, Inc.
a
38,913,283
Total 236,545,533
Materials (7.9%)
373,305 Ashland, Inc. 35,452,776
487,364 Ball Corporation 23,549,428
383,416 PPG Industries, Inc. 42,440,317
713,766 Steel Dynamics, Inc. 50,641,698
Total 152,084,219
Real Estate (4.4%)
238,508 Alexandria Real Estate Equities,
Inc. 33,436,437
198,332 Camden Property Trust 23,690,757
264,168 Digital Realty Trust, Inc. 26,200,182
Total 83,327,376
Utilities (6.2%)
991,454 Alliant Energy Corporation 52,537,147
1,174,659 CenterPoint Energy, Inc. 33,101,891
336,028 Entergy Corporation 33,814,498
Total 119,453,536
Total Common Stock
(cost $1,583,001,456) 1,863,697,964
Shares Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
6,194,919 3.170% 61,949,185
Total Short-Term Investments
(cost $61,930,144) 61,949,185
Total Investments (cost
$1,644,931,600) 100.3% $1,925,647,149
Other Assets and Liabilities, Net
(0.3%) (5,001,716)
Total Net Assets 100.0% $1,920,645,433
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 32,282,999 32,282,999 – –
Consumer Discretionary 225,334,496 225,334,496 – –
Consumer Staples 71,844,341 71,844,341 – –
Energy 102,301,732 102,301,732 – –
Financials 308,017,841 308,017,841 – –
Health Care 198,877,160 198,877,160 – –
Industrials 333,628,731 333,628,731 – –
Information Technology 236,545,533 236,545,533 – –
Materials 152,084,219 152,084,219 – –
Real Estate 83,327,376 83,327,376 – –
Utilities 119,453,536 119,453,536 – –
Subtotal Investments in Securities $1,863,697,964 $1,863,697,964 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 61,949,185
Subtotal Other Investments $61,949,185
Total Investments at Value $1,925,647,149
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.  The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $64,547 $150,214 $152,812 $61,949 6,195 3.2%
Total Affiliated Short-Term Investments 64,547 61,949 3.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 30,010 77,906 107,916 – – –
Total Collateral Held for Securities Loaned 30,010 – –
Total Value $94,557 $61,949
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $9 ($9) $ – $441
Total Income/Non Income Cash from Affiliated
Investments $441
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $9 ($9) $ –

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.8% ) Value
Communications Services (2.4%)
47,219 Imax Corporation
a
$ 666,732
34,196 Warner Bros. Discovery, Inc.
a
393,254
Total 1,059,986
Consumer Discretionary (10.4%)
2,183 Aptiv plc
a
170,732
15,492 Cedar Fair, LP 637,496
13,247 D.R. Horton, Inc. 892,186
5,946 Dollar Tree, Inc.
a
809,251
15,303 eBay, Inc. 563,303
3,942 Lear Corporation 471,818
3,661 Polaris, Inc. 350,175
24,524 Tapestry, Inc. 697,217
Total 4,592,178
Consumer Staples (5.4%)
22,815 Hain Celestial Group, Inc.
a
385,117
11,881 Lamb Weston Holdings, Inc. 919,352
4,970 Sysco Corporation 351,429
28,237 US Foods Holding Corporation
a
746,586
Total 2,402,484
Energy (6.7%)
32,367 Enterprise Products Partners, LP 769,687
18,359 Helmerich & Payne, Inc. 678,732
4,571 Marathon Petroleum Corporation 454,038
4,893 Pioneer Natural Resources
Company 1,059,481
Total 2,961,938
Financials (19.9%)
7,323 Allstate Corporation 911,933
2,962 Capital One Financial Corporation 273,008
8,569 Cboe Global Markets, Inc. 1,005,744
7,191 Comerica, Inc. 511,280
40,626 Eastern Bankshares, Inc. 797,895
15,936 Enterprise Financial Services
Corporation 701,821
26,133 Equitable Holdings, Inc. 688,605
5,692 M&T Bank Corporation 1,003,613
4,894 Raymond James Financial, Inc. 483,625
6,410 Selective Insurance Group, Inc. 521,774
14,744 Voya Financial, Inc. 892,012
12,757 Wintrust Financial Corporation 1,040,333
Total 8,831,643
Health Care (9.2%)
4,960 Acadia Healthcare Company, Inc.
a
387,773
17,516 Baxter International, Inc. 943,412
10,905 Cardinal Health, Inc. 727,145
4,150 Laboratory Corporation of America
Holdings 849,962
9,246 NuVasive, Inc.
a
405,067
8,424 Universal Health Services, Inc. 742,828
Total 4,056,187
Industrials (15.2%)
8,964 AGCO Corporation 862,068
19,866 Barnes Group, Inc. 573,730
5,238 Booz Allen Hamilton Holding
Corporation 483,729
2,979 Carlisle Companies, Inc. 835,341
10,535 Crane Holdings, Company 922,234
4,684 JB Hunt Transport Services, Inc. 732,671
Shares Common Stock (96.8%) Value
Industrials (15.2%) - continued
3,380 Lincoln Electric Holdings, Inc. $ 424,934
3,166 Robert Half International, Inc. 242,199
24,384 Sensata Technologies Holding plc 909,036
23,645 Southwest Airlines Company
a
729,212
Total 6,715,154
Information Technology (8.6%)
11,519 CommVault Systems, Inc.
a
610,968
10,158 Fidelity National Information
Services, Inc. 767,640
5,833 Jabil, Inc. 336,623
13,578 Juniper Networks, Inc. 354,657
52,331 Knowles Corporation
a
636,868
7,564 ON Semiconductor Corporation
a
471,464
4,538 PTC, Inc.
a
474,675
4,671 Western Digital Corporation
a
152,041
Total 3,804,936
Materials (8.2%)
31,565 Axalta Coating Systems, Ltd.
a
664,759
18,603 Berry Plastics Group, Inc.
a
865,597
11,040 Celanese Corporation 997,354
4,800 CF Industries Holdings, Inc. 462,000
8,615 LyondellBasell Industries NV 648,537
Total 3,638,247
Real Estate (7.1%)
2,588 Camden Property Trust 309,137
5,040 CBRE Group, Inc.
a
340,251
32,284 Healthcare Realty Trust, Inc. 673,121
11,390 Highwoods Properties, Inc. 307,074
57,823 Host Hotels & Resorts, Inc. 918,229
32,201 Kimco Realty Corporation 592,821
Total 3,140,633
Utilities (3.7%)
9,290 Alliant Energy Corporation 492,277
18,955 CenterPoint Energy, Inc. 534,152
10,213 Evergy, Inc. 606,652
Total 1,633,081
Total Common Stock
(cost $46,128,412) 42,836,467
Shares
Registered Investment
Companies ( 0.7% ) Value
Unaffiliated  (0.7%)
7,578 Fidelity US Utilities ETF 319,943
Total 319,943
Total Registered Investment
Companies (cost $314,907) 319,943
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
96,363 3.170% 963,627
Total Short-Term Investments
(cost $963,627) 963,627
Total Investments (cost
$47,406,946) 99.7% $44,120,037
Other Assets and Liabilities, Net
0.3% 114,349
Total Net Assets 100.0% $44,234,386

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,059,986 1,059,986 – –
Consumer Discretionary 4,592,178 4,592,178 – –
Consumer Staples 2,402,484 2,402,484 – –
Energy 2,961,938 2,961,938 – –
Financials 8,831,643 8,831,643 – –
Health Care 4,056,187 4,056,187 – –
Industrials 6,715,154 6,715,154 – –
Information Technology 3,804,936 3,804,936 – –
Materials 3,638,247 3,638,247 – –
Real Estate 3,140,633 3,140,633 – –
Utilities 1,633,081 1,633,081 – –
Registered Investment Companies
Unaffiliated 319,943 319,943 – –
Subtotal Investments in Securities $43,156,410 $43,156,410 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 963,627
Subtotal Other Investments $963,627
Total Investments at Value $44,120,037
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $652 $18,046 $17,734 $964 96 2.2%
Total Affiliated Short-Term Investments 652 964 2.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 266 2,103 2,369 – – –
Total Collateral Held for Securities Loaned 266 – –
Total Value $918 $964
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $16
Total Income/Non Income Cash from Affiliated
Investments $16
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.5% )
a
Value
Basic Materials (0.2%)
Flexsys Holdings, Inc., Term Loan
$ 1,736,275
8.365%,  (LIBOR 1M +
5.250%), 11/1/2028
b
$ 1,553,966
Gemini HDPE, LLC, Term Loan
1,100,606
5.810%,  (LIBOR 3M +
3.000%), 12/31/2027
b
1,051,079
Grinding Media, Inc., Term Loan
1,747,350
7.509%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
1,555,141
Groupe Solmax, Inc., Term Loan
1,540,550
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,359,535
Herens US Holdco Corporation,
Term Loan
1,599,841
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
1,419,859
Hyperion Materials &
Technologies, Inc., Term Loan
1,042,125
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
969,176
INEOS US Petrochem, LLC, Term
Loan
1,313,375
5.865%,  (LIBOR 1M +
2.750%), 1/29/2026
b
1,221,990
Innophos Holdings, Inc., Term
Loan
809,250
6.365%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
781,938
Lummus Technology Holdings V,
LLC, Term Loan
2,788,353
6.615%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,519,974
Nouryon USA, LLC, Term Loan
1,505,802
5.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
1,409,807
Sparta US HoldCo, LLC, Term
Loan
258,050
5.803%,  (LIBOR 1M +
3.250%), 8/2/2028
b
244,342
Spectrum Group Buyer, Inc., Term
Loan
1,895,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
1,817,419
Tronox Finance, LLC, Term Loan
707,723
5.830%,  (LIBOR 1M +
2.250%), 3/11/2028
b
670,745
Venator Finance SARL, Term Loan
922,997
6.115%,  (LIBOR 1M +
3.000%), 8/8/2024
b
799,547
Total 17,374,518
Capital Goods (0.3%)
ACProducts Holdings, Inc., Term
Loan
1,237,497
7.325%,  (LIBOR 3M +
4.250%), 5/17/2028
b,d,e
908,360
Advanced Drainage Systems, Inc.,
Term Loan
276,506
4.862%,  (LIBOR 1M +
2.250%), 9/24/2026
b
276,506
AZZ, Inc., Term Loan
412,965
7.133%,  (TSFR1M +
4.250%), 5/13/2029
b
401,266
Principal
Amount Bank Loans (1.5%)
a
Value
Capital Goods (0.3%) - continued
Bingo Industries, Ltd., Term Loan
$ 628,650
7.174%,  (LIBOR 3M +
3.500%), 8/9/2028
b
$ 564,999
BW Holding, Inc., Term Loan
1,820,113
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c
1,674,503
CP Atlas Buyer, Inc., Term Loan
1,049,304
6.615%,  (LIBOR 1M +
3.750%), 11/23/2027
b
909,746
EnergySolutions, LLC, Term Loan
920,595
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
850,114
Foley Products Company, LLC,
Term Loan
1,447,597
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
1,367,979
GFL Environmental, Inc., Term
Loan
1,203,562
5.806%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,188,975
Graham Packaging Company,
Inc., Term Loan
1,221,400
6.115%,  (LIBOR 1M +
3.000%), 8/4/2027
b
1,160,989
LABL, Inc., Term Loan
416,850
8.115%,  (LIBOR 1M +
5.000%), 10/29/2028
b
374,840
LRS Holdings, LLC, Term Loan
831,715
7.365%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
785,971
LTR Intermediate Holdings, Inc.,
Term Loan
903,141
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
820,350
Mauser Packaging Solutions
Holding Company, Term Loan
1,490,483
5.814%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,385,225
Pactiv Evergreen Group Holdings,
Inc., Term Loan
982,500
6.365%,  (LIBOR 1M +
3.250%), 2/5/2026
b
938,111
Quikrete Holdings Inc., Term Loan
1,039,775
6.115%,  (LIBOR 1M +
3.000%), 3/18/2029
b
998,621
Secure Acquisition, Inc., Delayed
Draw
136,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
127,160
Secure Acquisition, Inc., Term
Loan
911,420
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
852,178
Smyrna Ready Mix Concrete, LLC,
Term Loan
1,335,652
7.384%,  (TSFR1M +
4.250%), 4/1/2029
b,c
1,272,209
Tiger Acquisition, LLC, Term Loan
564,300
6.365%,  (LIBOR 1M +
3.250%), 6/1/2028
b
520,567
TransDigm, Inc., Term Loan
2,837,305
5.924%,  (LIBOR 3M +
2.250%), 12/9/2025
b
2,713,996

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Capital Goods (0.3%) - continued
TricorBraun Holdings, Inc., Term
Loan
$ 1,531,089
6.365%,  (LIBOR 1M +
3.250%), 3/3/2028
b
$ 1,435,013
Trident TPI Holdings, Inc., Delayed
Draw
129,259
6.300%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
122,215
Trident TPI Holdings, Inc., Term
Loan
910,800
7.674%,  (LIBOR 3M +
4.000%), 9/17/2028
b
861,161
Waterlogic USA Holdings, Inc.,
Term Loan
945,450
7.865%,  (LIBOR 1M +
4.750%), 8/12/2028
b
926,541
Total 23,437,595
Communications Services (0.3%)
Allen Media, LLC, Term Loan
491,113
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
422,971
Audacy Capital Corporation, Term
Loan
1,030,385
5.613%,  (LIBOR 1M +
2.500%), 11/17/2024
b
851,912
Cablevision Lightpath, LLC, Term
Loan
1,154,437
6.068%,  (LIBOR 1M +
3.250%), 12/1/2027
b
1,103,215
Cengage Learning, Inc., Term
Loan
1,722,600
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,555,456
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,295,973
6.306%,  (LIBOR 3M +
3.500%), 8/21/2026
b
1,153,817
CMG Media Corporation, Term
Loan
1,601,475
6.615%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,496,050
Crown Subsea Communications
Holding, Inc., Term Loan
1,358,322
7.314%,  (LIBOR 1M +
4.750%), 4/27/2027
b
1,307,385
DIRECTV Financing, LLC, Term
Loan
1,797,250
8.115%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,669,879
E.W. Scripps Company, Term Loan
914,250
5.865%,  (LIBOR 1M +
2.750%), 1/7/2028
b
882,580
Gogo Intermediate Holdings, LLC,
Term Loan
1,466,438
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,419,878
Gridiron Fiber Corporation, Term
Loan
853,710
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
772,078
iHeartCommunications, Inc., Term
Loan
858,194
6.115%,  (LIBOR 1M +
3.000%), 5/1/2026
b
804,248
Principal
Amount Bank Loans (1.5%)
a
Value
Communications Services (0.3%) - continued
Metronet Systems Holdings, LLC,
Term Loan
$ 1,566,518
6.615%,  (LIBOR 1M +
3.750%), 6/2/2028
b
$ 1,468,611
NEP Group, Inc., Term Loan
1,304,187
6.365%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,199,852
429,000
10.115%,  (LIBOR 1M +
7.000%), 10/19/2026
b
386,529
Nexstar Media, Inc., Term Loan
1,211,673
5.615%,  (LIBOR 1M +
2.500%), 9/18/2026
b
1,193,062
ORBCOMM, Inc., Term Loan
925,650
7.343%,  (LIBOR 1M +
4.250%), 9/1/2028
b
845,424
RLG Holdings, LLC, Term Loan
945,262
7.115%,  (LIBOR 1M +
4.000%), 7/8/2028
b
886,968
Univision Communications, Inc.,
Term Loan
865,650
6.365%,  (LIBOR 1M +
3.250%), 1/31/2029
b
825,882
Voyage Australia, Pty. Ltd., Term
Loan
876,150
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
841,656
Voyage Digital NZ/US, Term Loan
1,455,000
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
1,413,169
Xplornet Communications, Inc.,
Term Loan
925,650
7.115%,  (LIBOR 1M +
4.000%), 10/1/2028
b
812,026
825,000
10.115%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
715,688
Zayo Group Holdings, Inc., Term
Loan
2,550,046
6.115%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,123,245
Total 26,151,581
Consumer Cyclical (0.2%)
Adient US, LLC, Term Loan
439,438
6.365%,  (LIBOR 1M +
3.250%), 4/8/2028
b
413,897
American Trailer World
Corporation, Term Loan
1,518,195
6.884%,  (LIBOR 1M +
3.750%), 3/3/2028
b
1,373,328
Caesars Resort Collection, LLC,
Term Loan
443,361
6.615%,  (LIBOR 1M +
3.500%), 7/20/2025
b
436,201
Carnival Corporation, Term Loan
856,851
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
775,451
CNT Holdings I Corporation, Term
Loan
773,225
6.248%,  (LIBOR 1M +
3.500%), 11/8/2027
b
735,252
220,000
9.498%,  (LIBOR 1M +
6.750%), 11/6/2028
b
207,350

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Cyclical (0.2%) - continued
Golden Entertainment, Inc., Term
Loan
$ 2,092,500
6.090%,  (LIBOR 1M +
3.000%), 10/20/2024
b
$ 2,067,390
Great Canadian Gaming
Corporation, Term Loan
575,000
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
547,688
HRNI Holdings, LLC, Term Loan
776,075
7.365%,  (LIBOR 1M +
4.250%), 12/10/2028
b
735,331
Petco Health & Wellness
Company, Inc., Term Loan
1,369,150
6.924%,  (LIBOR 3M +
3.250%), 3/4/2028
b
1,289,999
PetSmart, LLC, Term Loan
1,950,300
6.870%,  (LIBOR 1M +
3.750%), 2/12/2028
b
1,841,415
Prime Security Services Borrower,
LLC, Term Loan
3,649,425
5.303%,  (LIBOR 3M +
2.750%), 9/23/2026
b
3,529,103
Staples, Inc., Term Loan
269,239
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
251,571
873,115
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
763,609
Tenneco, Inc., Term Loan
1,149,182
6.115%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,129,796
Total 16,097,381
Consumer Non-Cyclical (0.2%)
AI Aqua Merger Sub, Inc., Term
Loan
1,054,856
6.346%,  (TSFR1M +
3.750%), 7/30/2028
b
977,725
Alltech, Inc., Term Loan
819,805
7.115%,  (LIBOR 1M +
4.000%), 10/15/2028
b
784,283
Blue Ribbon, LLC, Term Loan
1,130,500
8.564%,  (LIBOR 1M +
6.000%), 5/7/2028
b
962,338
Chobani, LLC, Term Loan
592,900
6.615%,  (LIBOR 1M +
3.500%), 10/23/2027
b
538,430
City Brewing Company, LLC, Term
Loan
1,923,400
6.185%,  (LIBOR 1M +
3.500%), 4/5/2028
b
1,493,847
Del Monte Foods, Inc., Term Loan
546,000
7.368%,  (SOFRRATE +
4.250%), 5/16/2029
b
521,883
Energizer Holdings, Inc., Term
Loan
310,275
5.313%,  (LIBOR 1M +
2.250%), 12/22/2027
b
295,925
Gainwell Acquisition Corporation,
Term Loan
2,137,368
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
2,032,103
Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Global Medical Response, Inc.,
Term Loan
$ 4,568,501
6.814%,  (LIBOR 1M +
4.250%), 10/2/2025
b
$ 3,949,469
Mamba Purchaser, Inc., Term Loan
160,000
9.552%,  (LIBOR 1M +
6.500%), 10/14/2029
b
151,200
Packaging Coordinators Midco,
Inc., Term Loan
830,568
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
787,652
Pegasus Bidco BV, Term Loan
659,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b
628,245
Precision Medicine Group, LLC,
Delayed Draw
60,308
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
55,634
Precision Medicine Group, LLC,
Term Loan
1,317,566
3.234%,  (LIBOR 2M +
3.000%), 11/20/2027
b,c
1,215,455
Sharp Services, LLC, Term Loan
349,245
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
328,290
Total 14,722,479
Energy (<0.1%)
CQP Holdco, LP, Term Loan
2,063,875
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,988,193
GIP II Blue Holding, LP, Term Loan
1,307,202
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,284,980
GIP III Stetson I, LP, Term Loan
1,158,906
7.365%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
1,103,139
Total 4,376,312
Financials (0.1%)
Asurion, LLC, Term Loan
1,670,250
6.365%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,412,414
591,000
6.365%,  (LIBOR 1M +
3.250%), 7/31/2027
b
497,327
1,095,000
8.365%,  (LIBOR 1M +
5.250%), 2/3/2028
b
821,250
955,000
8.365%,  (LIBOR 1M +
5.250%), 1/15/2029
b
725,800
Novae, LLC, Term Loan
2,171,588
7.677%,  (SOFRRATE +
5.000%), 12/22/2028
b
2,008,718
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
546,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
505,050
Total 5,970,559
Technology (0.1%)
CommScope, Inc., Term Loan
1,539,295
6.365%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,418,075

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Technology (0.1%) - continued
Peraton Corporation, Term Loan
$ 1,547,380
6.865%,  (LIBOR 1M +
3.750%), 2/1/2028
b
$ 1,463,821
Rackspace Technology Global,
Inc., Term Loan
2,349,225
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,665,507
Redstone Holdco 2 LP, Term Loan
836,481
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
616,487
481,772
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
380,904
SS&C Technologies, Inc., Term
Loan
75,362
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
72,791
64,528
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
62,327
Venga Finance SARL, Term Loan
838,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b,c
770,960
Verscend Holding Corporation,
Term Loan
533,204
7.115%,  (LIBOR 1M +
4.000%), 8/27/2025
b
515,875
Total 6,966,747
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,850,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,755,950
Air Canada, Term Loan
607,478
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
576,563
Genesee & Wyoming, Inc., Term
Loan
1,618,500
5.674%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,571,046
Hertz Corporation, Term Loan
459,187
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
433,647
87,635
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
82,760
Mileage Plus Holdings, LLC, Term
Loan
855,000
8.777%,  (LIBOR 3M +
5.250%), 6/20/2027
b
856,984
Rinchem Company, LLC, Term
Loan
363,090
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
346,297
SkyMiles IP, Ltd., Term Loan
965,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
965,753
United Airlines, Inc., Term Loan
866,800
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
825,748
Total 8,414,748
Utilities (<0.1%)
Calpine Corporation, Term Loan
1,493,400
5.620%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,440,205
Principal
Amount Bank Loans (1.5%)
a
Value
Utilities (<0.1%) - continued
Constellation Renewables, LLC,
Term Loan
$ 495,448
5.570%,  (LIBOR 3M +
2.500%), 12/15/2027
b
$ 484,177
Osmose Utilities Services, Inc.,
Term Loan
366,300
6.365%,  (LIBOR 1M +
3.250%), 6/22/2028
b
335,165
PG&E Corporation, Term Loan
854,371
6.125%,  (LIBOR 1M +
3.000%), 6/23/2025
b
815,497
Total 3,075,044
Total Bank Loans
(cost $136,618,276) 126,586,964
Shares
Registered Investment
Companies ( 38.6% ) Value
Unaffiliated  (0.8%)
75,955 Energy Select Sector SPDR Fund 5,470,279
18,527 Invesco QQQ Trust Series 1
f
4,951,526
11,376 ProShares Ultra S&P 500
f
451,855
22,735 ProShares UltraPro QQQ
f
439,240
50,082 SPDR Bloomberg High Yield Bond
ETF
f
4,399,704
153,405 SPDR S&P 500 ETF Trust
f
54,793,198
7,044 SPDR S&P Biotech ETF
f,g
558,730
18,489 SPDR S&P Oil & Gas Exploration
ETF
f
2,305,948
Total 73,370,480
Affiliated  (37.8%)
20,995,768 Thrivent Core Emerging Markets
Debt Fund 148,650,040
5,655,785 Thrivent Core Emerging Markets
Equity Fund 43,492,987
21,802,367 Thrivent Core Low Volatility Equity
Fund 242,224,294
15,446,204 Thrivent Core Small Cap Value
Fund 127,894,567
37,480,108 Thrivent Global Stock Portfolio 389,995,519
26,146,357 Thrivent High Yield Portfolio 100,715,768
40,736,448 Thrivent Income Portfolio 336,022,737
45,964,521 Thrivent International Allocation
Portfolio 328,733,660
4,932,892 Thrivent International Index
Portfolio 48,141,575
42,924,515 Thrivent Large Cap Value Portfolio 798,769,421
21,134,021 Thrivent Limited Maturity Bond
Portfolio 195,730,624
23,402,973 Thrivent Mid Cap Stock Portfolio 397,452,696
8,228,514 Thrivent Small Cap Stock Portfolio 136,690,431
Total 3,294,514,319
Total Registered Investment
Companies (cost $3,314,950,622) 3,367,884,799
Shares Common Stock ( 27.6% ) Value
Communications Services (2.1%)
77,940 Alphabet, Inc., Class A
g
7,454,961
739,450 Alphabet, Inc., Class C
g
71,098,117
14,550 AMC Networks, Inc.
g
295,365
226 Cable One, Inc. 192,789
5,169 Cars.com, Inc.
g
59,443

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.6%) Value
Communications Services (2.1%) - continued
1,986 Charter Communications, Inc.
g
$ 602,453
596,503 Comcast Corporation 17,495,433
6,379 DISH Network Corporation
g
88,222
40,147 Emerald Holding, Inc.
g
135,697
13,834 Eventbrite, Inc.
g
84,111
3,607 EverQuote, Inc.
g
24,600
5,825 Liberty Latin America, Ltd.
g
36,057
98,127 Live Nation Entertainment, Inc.
g
7,461,577
17,438 Magnite, Inc.
g
114,568
31,851 Match Group, Inc.
g
1,520,885
188,688 Meta Platforms, Inc.
g
25,601,188
46,605 Netflix, Inc.
g
10,972,681
62,880 News Corporation, Class A 950,117
3,280 Nexstar Media Group, Inc. 547,268
18,125 Omnicom Group, Inc. 1,143,506
20,097 Paramount Global
f
382,647
39,089 QuinStreet, Inc.
g
410,434
5,934 SciPlay Corporation
g
69,784
11,074 Telephone & Data Systems, Inc. 153,929
19,079 TripAdvisor, Inc.
g
421,264
236,142 Twitter, Inc.
g
10,352,465
128,142 Verizon Communications, Inc. 4,865,552
102,365 Walt Disney Company
g
9,656,090
197,538 Warner Bros. Discovery, Inc.
g
2,271,687
11,378 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
173,515
8,811 ZipRecruiter, Inc.
g
145,382
94,493 ZoomInfo Technologies, Inc.
g
3,936,578
Total 178,718,365
Consumer Discretionary (3.5%)
25,364 2U, Inc.
g
158,525
3,964 Aaron's Company, Inc. 38,530
1,986 Adient plc
g
55,112
665,516 Amazon.com, Inc.
g
75,203,308
4,829 American Axle & Manufacturing
Holdings, Inc.
g
32,982
621 America's Car-Mart, Inc.
g
37,893
47,500 Aptiv plc
g
3,714,975
2,686 AutoNation, Inc.
g
273,623
47,785 Beazer Homes USA, Inc.
g
462,081
27,878 Bloomin' Brands, Inc. 511,004
6,327 Booking Holdings, Inc.
g
10,396,590
3,536 Boyd Gaming Corporation 168,490
3,111 Brunswick Corporation 203,615
19,953 Buckle, Inc. 631,712
12,926 Burlington Stores, Inc.
g
1,446,290
10,546 Cedar Fair, LP 433,968
24,703 Cheesecake Factory, Inc. 723,304
3,239 Chegg, Inc.
g
68,246
18,752 Chico's FAS, Inc.
g
90,760
8,461 Chipotle Mexican Grill, Inc.
g
12,714,852
2,495 Chuy's Holdings, Inc.
g
57,834
19,538 Clarus Corporation
f
263,177
1,151 Columbia Sportswear Company 77,462
22,614 Container Store Group, Inc.
g
110,809
121,527 Cooper-Standard Holdings, Inc.
g
709,718
3,706 Cracker Barrel Old Country Store,
Inc. 343,101
22,234 Culp, Inc. 96,940
44,553 D.R. Horton, Inc. 3,000,645
3,585 Dave & Buster's Entertainment,
Inc.
g
111,243
29,026 Designer Brands, Inc. 444,388
7,083 Dorman Products, Inc.
g
581,656
Shares Common Stock (27.6%) Value
Consumer Discretionary (3.5%) - continued
171,089 Duluth Holdings, Inc.
g
$ 1,204,467
390,171 Everi Holdings, Inc.
g
6,328,574
13,821 Expedia Group, Inc.
g
1,294,889
38,561 Five Below, Inc.
g
5,308,693
70,350 Foot Locker, Inc. 2,189,995
177,990 Ford Motor Company 1,993,488
57,901 Gap, Inc. 475,367
1,625 Garmin, Ltd. 130,504
206,364 General Motors Company 6,622,221
52,856 Gentex Corporation 1,260,087
1,437 Genuine Parts Company 214,573
4,774 G-III Apparel Group, Ltd.
g
71,371
73,740 Goodyear Tire & Rubber
Company
g
744,037
380 Graham Holdings Company 204,432
10,028 Grand Canyon Education, Inc.
g
824,803
1,428 Group 1 Automotive, Inc. 204,018
32,580 Hanesbrands, Inc. 226,757
10,746 Harley-Davidson, Inc. 374,820
37,156 Home Depot, Inc. 10,252,827
5,995 Kohl's Corporation 150,774
22,649 Lear Corporation 2,710,859
27,634 Lithia Motors, Inc. 5,928,875
35,059 Lowe's Companies, Inc. 6,584,431
844 Lululemon Athletica, Inc.
g
235,949
16,532 M.D.C. Holdings, Inc. 453,307
151,841 Macy's, Inc. 2,379,348
751 Marriott Vacations Worldwide
Corporation 91,517
24,672 McDonald's Corporation 5,692,817
19,792 Modine Manufacturing Company
g
256,108
29,479 Mohawk Industries, Inc.
g
2,688,190
4,725 Murphy USA, Inc. 1,298,950
63,048 Newell Brands, Inc. 875,737
196,592 NIKE, Inc. 16,340,727
40,297 Nordstrom, Inc. 674,169
751 NVR, Inc.
g
2,994,297
2,356 ODP Corporation
g
82,813
8,492 Ollie's Bargain Outlet Holdings,
Inc.
g
438,187
36,913 Papa John's International, Inc. 2,584,279
13,943 Patrick Industries, Inc. 611,261
53,790 PENN Entertainment, Inc.
g
1,479,763
18,616 Perdoceo Education Corporation
g
191,745
60,661 Planet Fitness, Inc.
g
3,497,713
31,223 Playa Hotels and Resorts NV
g
181,718
5,970 Polaris, Inc. 571,030
21,270 PVH Corporation 952,896
2,270 RCI Hospitality Holdings, Inc. 148,322
496 RH
g
122,051
3,978 Ross Stores, Inc. 335,226
10,296 Ruth's Hospitality Group, Inc. 173,591
11,283 Six Flags Entertainment
Corporation
g
199,709
55,289 Skyline Champion Corporation
g
2,923,129
9,179 Sleep Number Corporation
g
310,342
20,908 Sonos, Inc.
g
290,621
41,560 Sony Group Corporation ADR 2,661,918
16,083 Stoneridge, Inc.
g
272,607
2,753 Strategic Education, Inc. 169,062
56,434 Taylor Morrison Home Corporation
g
1,316,041
198,888 Tesla, Inc.
g
52,755,042
2,219 Texas Roadhouse, Inc. 193,630
3,851 Thor Industries, Inc. 269,493
214,021 ThredUp, Inc.
g
393,799

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.6%) Value
Consumer Discretionary (3.5%) - continued
33,786 Toll Brothers, Inc. $ 1,419,012
1,589 TopBuild Corporation
g
261,835
10,179 Topgolf Callaway Brands
Corporation
g
196,048
31,626 Travel + Leisure Company 1,079,079
7,164 Ulta Beauty, Inc.
g
2,874,125
5,621 Urban Outfitters, Inc.
g
110,453
15,372 Vail Resorts, Inc. 3,314,818
19,007 VF Corporation 568,499
1,953 Visteon Corporation
g
207,135
740 Williams-Sonoma, Inc. 87,209
20,626 Wingstop, Inc. 2,586,913
4,977 Wolverine World Wide, Inc. 76,596
32,852 Wyndham Hotels & Resorts, Inc. 2,015,470
64,666 Xometry, Inc.
f,g
3,672,382
62,000 Yum! Brands, Inc. 6,593,080
21,897 Zumiez, Inc.
g
471,442
Total 301,104,895
Consumer Staples (1.2%)
138,347 BJ's Wholesale Club Holdings,
Inc.
g
10,073,045
8,845 Bunge, Ltd. 730,332
3,046 Cal-Maine Foods, Inc. 169,327
33,912 Casey's General Stores, Inc. 6,867,858
31,611 Celsius Holdings, Inc.
g
2,866,485
16,895 Coca-Cola Company 946,458
197 Constellation Brands, Inc. 45,247
22,162 Costco Wholesale Corporation 10,466,448
19,883 Darling Ingredients, Inc.
g
1,315,260
177,100 e.l.f. Beauty, Inc.
g
6,662,502
27,128 Estee Lauder Companies, Inc. 5,856,935
42,665 Freshpet, Inc.
g
2,137,090
8,990 Grocery Outlet Holding
Corporation
g
299,277
12,911 Hain Celestial Group, Inc.
g
217,938
3,727 Hershey Company 821,692
8,663 Ingredion, Inc. 697,545
8,461 John B. Sanfilippo & Son, Inc. 640,752
17,282 Kraft Heinz Company 576,355
106,057 Lamb Weston Holdings, Inc. 8,206,691
1,381 Lancaster Colony Corporation 207,537
5,860 Nu Skin Enterprises, Inc. 195,548
2,085 PepsiCo, Inc. 340,397
24,195 Performance Food Group
Company
g
1,039,175
75,396 Philip Morris International, Inc. 6,258,622
1,098 PriceSmart, Inc. 63,234
40,877 Primo Water Corporation 513,006
36,396 Procter & Gamble Company 4,594,995
604 Seneca Foods Corporation
g
30,466
31,890 Sprouts Farmers Markets, Inc.
g
884,947
38,526 Sysco Corporation 2,724,173
107,323 Turning Point Brands, Inc. 2,278,467
1,117 Tyson Foods, Inc. 73,644
8,675 US Foods Holding Corporation
g
229,367
198,966 Walmart, Inc. 25,805,890
Total 104,836,705
Energy (1.1%)
40,951 Antero Midstream Corporation 375,930
44,702 Antero Resources Corporation
g
1,364,752
44,135 Archrock, Inc. 283,347
119,430 BP plc ADR 3,409,726
12,965 Cactus, Inc. 498,245
Shares Common Stock (27.6%) Value
Energy (1.1%) - continued
7,554 California Resources Corporation $ 290,300
29,061 Callon Petroleum Company
g
1,017,426
37,636 ChampionX Corporation 736,537
9,940 Chevron Corporation 1,428,080
742 Civitas Resources, Inc. 42,583
12,511 Clean Energy Fuels Corporation
g
66,809
15,602 CNX Resources Corporation
g
242,299
58,146 ConocoPhillips 5,950,662
87,103 Devon Energy Corporation 5,237,503
175,052 Enterprise Products Partners, LP 4,162,737
21,177 EOG Resources, Inc. 2,366,106
105,222 EQT Corporation 4,287,796
200,449 Exxon Mobil Corporation 17,501,202
275 Gulfport Energy Corporation
g
24,280
304,454 Halliburton Company 7,495,657
8,097 Helmerich & Payne, Inc. 299,346
30,145 HF Sinclair Corporation 1,623,007
171,083 Liberty Energy, Inc.
g
2,169,332
11,291 Magnolia Oil & Gas Corporation 223,675
81,441 Marathon Oil Corporation 1,838,938
33,630 Marathon Petroleum Corporation 3,340,468
59,276 Matador Resources Company 2,899,782
15,453 NexTier Oilfield Solutions, Inc.
g
114,352
43,431 Nine Energy Service, Inc.
g
114,658
187,806 NOV, Inc. 3,038,701
14,353 Oceaneering International, Inc.
g
114,250
22,057 Par Pacific Holdings, Inc.
g
361,955
33,091 PBF Energy, Inc.
g
1,163,480
36,602 Permian Resources Corporation
g
248,894
19,952 Pioneer Natural Resources
Company 4,320,207
3,901 Plains GP Holdings, LP 42,560
161,279 ProPetro Holding Corporation
g
1,298,296
74,730 Schlumberger, Ltd. 2,682,807
4,717 Select Energy Services, Inc.
g
32,877
26,180 SM Energy Company 984,630
1,662 Solaris Oilfield Infrastructure, Inc. 15,556
139,533 Talos Energy, Inc.
g
2,323,224
8,054 Targa Resources Corporation 485,978
9,025 Technip Energies NV ADR
f
101,260
67,022 TechnipFMC plc
g
567,006
23,110 U.S. Silica Holdings, Inc.
g
253,055
5,143 Valero Energy Corporation 549,530
10,611 Viper Energy Partners, LP 304,111
234,530 Williams Companies, Inc. 6,714,594
4,274 World Fuel Services Corporation 100,183
Total 95,108,689
Financials (3.4%)
311,235 AGNC Investment Corporation 2,620,599
170,366 Ally Financial, Inc. 4,741,286
2,506 American Equity Investment Life
Holding Company 93,449
91,231 American Express Company 12,307,974
17,507 American Financial Group, Inc. 2,152,136
658 Ameriprise Financial, Inc. 165,783
40,045 Ameris Bancorp 1,790,412
18,971 Annaly Capital Management, Inc. 325,542
14,749 Arch Capital Group, Ltd.
g
671,669
20,274 Arthur J. Gallagher & Company 3,471,314
37,456 Banc of California, Inc. 598,172
195,626 Bank of America Corporation 5,907,905
2,311 Bank of Marin Bancorp 69,214
11,021 Bank of N.T. Butterfield & Son, Ltd. 357,742
22,088 BankFinancial Corporation 208,953

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.6%) Value
Financials (3.4%) - continued
2,664 BayCom Corporation $ 46,833
2,834 BCB Bancorp, Inc. 47,696
36,812 Berkshire Hathaway, Inc.
g
9,829,540
6,817 BlackRock, Inc. 3,751,259
12,141 Bread Financial Holdings, Inc. 381,834
26,104 Bridgewater Bancshares, Inc.
g
429,933
51,082 Brighthouse Financial, Inc.
g
2,217,980
24,732 Byline Bancorp, Inc. 500,823
33,964 Capital One Financial Corporation 3,130,462
120,655 Carlyle Group, Inc. 3,117,725
132,206 Central Pacific Financial
Corporation 2,735,342
275,117 Charles Schwab Corporation 19,772,659
18,057 Chimera Investment Corporation 94,258
28,138 Chubb, Ltd. 5,117,739
11,846 Cincinnati Financial Corporation 1,061,046
256,292 Citigroup, Inc. 10,679,688
18,246 Citizens Financial Group, Inc. 626,933
17,981 CNO Financial Group, Inc. 323,119
23,335 Columbia Banking System, Inc. 674,148
40,684 Comerica, Inc. 2,892,632
41,529 Community Trust Bancorp, Inc. 1,684,001
18,752 ConnectOne Bancorp, Inc. 432,421
2,063 CrossFirst Bankshares, Inc.
g
26,922
172,864 Customers Bancorp, Inc.
g
5,096,031
962 Dime Community Bancshares, Inc. 28,167
23,083 Discover Financial Services 2,098,706
19,313 East West Bancorp, Inc. 1,296,675
25,280 Ellington Residential Mortgage
REIT 155,978
1,319 Employers Holdings, Inc. 45,492
24,547 Enova International, Inc.
g
718,491
11,340 Enterprise Financial Services
Corporation 499,414
116,133 Equitable Holdings, Inc. 3,060,105
3,753 Equity Bancshares, Inc. 111,201
7,387 Essent Group, Ltd. 257,585
1,789 Farmers National Banc
Corporation 23,418
9,060 Federated Hermes, Inc. 300,067
35,090 Financial Institutions, Inc. 844,616
29,099 First Financial Corporation 1,314,984
3,198 First Mid-Illinois Bancshares, Inc. 102,240
7,532 First of Long Island Corporation 129,852
40,145 Flushing Financial Corporation 777,609
6,270 Glacier Bancorp, Inc. 308,045
6,298 Global Life, Inc. 627,911
30,088 Great Southern Bancorp, Inc. 1,717,122
61,382 Hamilton Lane, Inc. 3,658,981
17,743 Hancock Whitney Corporation 812,807
142,361 Hanmi Financial Corporation 3,371,108
24,617 Hanover Insurance Group, Inc. 3,154,422
48,710 Heartland Financial USA, Inc. 2,112,066
24,833 HomeStreet, Inc. 715,439
34,270 Hometrust Bancshares, Inc. 757,367
533,500 Hope Bancorp, Inc. 6,743,440
20,883 Horizon Bancorp, Inc. 375,059
41,347 Houlihan Lokey, Inc. 3,116,737
77,083 Independent Bank Corporation 1,472,285
20,644 Invesco Mortgage Capital, Inc. 229,148
104,420 Invesco, Ltd. 1,430,554
51,867 J.P. Morgan Chase & Company 5,420,102
40,113 Kinsale Capital Group, Inc. 10,245,662
12,824 Lakeland Bancorp, Inc. 205,312
21,248 M&T Bank Corporation 3,746,447
Shares Common Stock (27.6%) Value
Financials (3.4%) - continued
13,452 Marsh & McLennan Companies,
Inc. $ 2,008,249
5,607 Mercantile Bank Corporation 166,584
71,813 MFA Financial, Inc. 558,705
219,373 MGIC Investment Corporation 2,812,362
59,805 Midland States Bancorp, Inc. 1,409,604
64,004 MidWestOne Financial Group, Inc. 1,746,669
23,705 Moody's Corporation 5,762,923
65,834 Morgan Stanley 5,201,544
8,929 MSCI, Inc. 3,766,163
511,236 New York Community Bancorp,
Inc. 4,360,843
50,252 NMI Holdings, Inc.
g
1,023,633
65,320 OceanFirst Financial Corporation 1,217,565
13,851 OFG Bancorp 348,076
30,630 Old Republic International
Corporation 641,086
88,360 OneMain Holdings, Inc. 2,608,387
667 Oppenheimer Holdings, Inc. 20,664
232,213 PacWest Bancorp 5,248,014
18,127 Pathward Financial, Inc. 597,466
1,298 PCB Bancorp 23,455
1,760 Peapack-Gladstone Financial
Corporation 59,224
129,645 Popular, Inc. 9,342,219
176,367 Radian Group, Inc. 3,402,119
114,182 Raymond James Financial, Inc. 11,283,465
4,734 Reinsurance Group of America,
Inc. 595,585
3,092 RenaissanceRe Holdings, Ltd. 434,086
184,604 Rithm Capital Corporation 1,351,301
5,613 RLI Corporation 574,659
55,399 S&P Global, Inc. 16,916,085
3,436 S&T Bancorp, Inc. 100,709
58,299 Seacoast Banking Corporation of
Florida 1,762,379
21,129 SEI Investments Company 1,036,377
16,488 Signature Bank 2,489,688
42,335 State Street Corporation 2,574,391
13,354 Synchrony Financial 376,449
6,483 T. Rowe Price Group, Inc. 680,780
8,161 Territorial Bancorp, Inc. 151,305
26,335 TPG RE Finance Trust, Inc. 184,345
34,061 Tradeweb Markets, Inc. 1,921,722
54,792 Triumph Bancorp, Inc.
g
2,977,945
80,937 Truist Financial Corporation 3,523,997
41,596 TrustCo Bank Corporation NY 1,306,946
74,605 Two Harbors Investment
Corporation 247,689
67,859 Umpqua Holdings Corporation 1,159,710
4,913 Univest Financial Corporation 115,357
142,177 Unum Group 5,516,468
39,493 Virtu Financial, Inc. 820,270
2,661 Washington Federal, Inc. 79,777
140,523 Wells Fargo & Company 5,651,835
94,466 Western Alliance Bancorp 6,210,195
4,765 Western Asset Mortgage Capital
Corporation 53,320
5,248 Zions Bancorporation NA 266,913
7,289 Zurich Insurance Group AG 2,905,766
Total 297,732,856
Health Care (4.0%)
4,947 10X Genomics, Inc.
g
140,891
104,297 Abbott Laboratories 10,091,778

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.6%) Value
Health Care (4.0%) - continued
39,740 ACADIA Pharmaceuticals, Inc.
g
$ 650,146
7,787 Accolade, Inc.
g
88,928
50,634 Adaptive Biotechnologies
Corporation
g
360,514
85,946 Agiliti, Inc.
g
1,229,887
162,404 Agilon Health, Inc.
g
3,803,502
12,672 Agios Pharmaceuticals, Inc.
g
358,364
7,405 Aldeyra Therapeutics, Inc.
g
39,543
662 Align Technology, Inc.
g
137,107
89,285 Alkermes plc
g
1,993,734
44,608 Allogene Therapeutics, Inc.
g
481,766
8,900 Amedisys, Inc.
g
861,431
15,733 AmerisourceBergen Corporation 2,129,147
49,685 Amgen, Inc. 11,198,999
3,926 Amicus Therapeutics, Inc.
g
40,987
2,359 AMN Healthcare Services, Inc.
g
249,960
5,504 Anika Therapeutics, Inc.
g
130,995
9,086 Arcutis Biotherapeutics, Inc.
g
173,633
14,185 Argenx SE ADR
g
5,008,014
23,157 Ascendis Pharma AS ADR
g
2,391,192
59,532 AstraZeneca plc ADR 3,264,735
19,685 Atara Biotherapeutics, Inc.
g
74,409
21,680 Avanos Medical, Inc.
g
472,190
91,937 Avantor, Inc.
g
1,801,965
75,991 Axonics, Inc.
g
5,352,806
46,524 Baxter International, Inc. 2,505,783
12,590 Biogen, Inc.
g
3,361,530
53,225 BioLife Solutions, Inc.
g
1,210,869
1,003 Bio-Rad Laboratories, Inc.
g
418,391
10,625 Bio-Techne Corporation 3,017,500
1,461 Blueprint Medicines Corporation
g
96,265
416 Boston Scientific Corporation
g
16,112
4,157 Bristol-Myers Squibb Company 295,521
1,879 Cardiovascular Systems, Inc.
g
26,043
23,505 Centene Corporation
g
1,828,924
18,663 Charles River Laboratories
International, Inc.
g
3,672,878
1,966 Chemed Corporation 858,277
42,514 Cigna Holding Company 11,796,360
22,106 Community Health Systems, Inc.
g
47,528
241 CONMED Corporation 19,321
7,890 Cooper Companies, Inc. 2,082,171
1,371 CRISPR Therapeutics AG
g
89,595
31,493 CVS Health Corporation 3,003,487
77,787 Danaher Corporation 20,091,604
288 DaVita, Inc.
g
23,838
49,783 Deciphera Pharmaceuticals, Inc.
g
920,985
25,368 Dentsply Sirona, Inc. 719,183
40,948 DexCom, Inc.
g
3,297,952
4,351 Editas Medicine, Inc.
g
53,256
29,753 Edwards Lifesciences
Corporation
g
2,458,490
20,311 Elanco Animal Health, Inc.
g
252,060
35,554 Elevance Health, Inc. 16,150,049
26,056 Encompass Health Corporation 1,178,513
13,027 Enhabit, Inc.
g
182,899
32,176 Enovis Corporation
g
1,482,348
3,736 Exact Sciences Corporation
g
121,383
8,674 Exelixis, Inc.
g
136,008
77,487 Gilead Sciences, Inc. 4,780,173
2,214 Guardant Health, Inc.
g
119,180
53,100 Halozyme Therapeutics, Inc.
g
2,099,574
17,015 HCA Healthcare, Inc. 3,127,187
7,571 HealthEquity, Inc.
g
508,544
59,801 Hologic, Inc.
g
3,858,361
Shares Common Stock (27.6%) Value
Health Care (4.0%) - continued
4,714 ICU Medical, Inc.
g
$ 709,928
1,254 IDEXX Laboratories, Inc.
g
408,553
39,551 Immunocore Holdings plc ADR
g
1,856,524
44,891 Inari Medical, Inc.
g
3,260,882
71,866 Inotiv, Inc.
g
1,210,942
19,658 Inspire Medical Systems, Inc.
g
3,486,739
18,841 Insulet Corporation
g
4,322,125
2,368 Integra LifeSciences Holdings
Corporation
g
100,308
67,529 Intuitive Surgical, Inc.
g
12,657,636
9,676 Ionis Pharmaceuticals, Inc.
g
427,969
13,908 Jazz Pharmaceuticals, Inc.
g
1,853,797
88,295 Johnson & Johnson 14,423,871
4,821 Kiniksa Pharmaceuticals, Ltd.
g
61,902
33,645 Kura Oncology, Inc.
g
459,591
53,433 Laboratory Corporation of America
Holdings 10,943,613
47,327 Lantheus Holdings, Inc.
g
3,328,508
5,846 Maravai LifeSciences Holdings,
Inc.
g
149,248
5,568 Masimo Corporation
g
785,979
328 Medpace Holdings, Inc.
g
51,552
241,145 Medtronic plc 19,472,459
225,090 Merck & Company, Inc. 19,384,751
4,472 Merit Medical Systems, Inc.
g
252,713
1,072 MultiPlan Corporation
g
3,066
44,237 Natera, Inc.
g
1,938,465
12,528 National HealthCare Corporation 793,524
96,142 Novo Nordisk AS ADR 9,578,627
5,429 Nurix Therapeutics, Inc.
g
70,740
15,993 NuVasive, Inc.
g
700,653
60,206 Omnicell, Inc.
g
5,239,728
9,567 Orthofix Medical, Inc.
g
182,825
825 Patterson Companies, Inc. 19,817
9,433 Pediatrix Medical Group, Inc.
g
155,739
9,159 Perrigo Company plc 326,610
70,354 Pfizer, Inc. 3,078,691
23,384 Premier, Inc. 793,653
230,006 Progyny, Inc.
g
8,524,022
27,043 Protagonist Therapeutics, Inc.
g
227,972
92,790 R1 RCM, Inc.
g
1,719,399
2,997 RAPT Therapeutics, Inc.
g
72,108
9,972 Reata Pharmaceuticals, Inc.
g
250,596
17,867 Regeneron Pharmaceuticals, Inc.
g
12,308,040
4,298 REGENXBIO, Inc.
g
113,596
29,915 Repligen Corporation
g
5,597,396
1,992 Sage Therapeutics, Inc.
g
78,007
27,688 Sarepta Therapeutics, Inc.
g
3,060,632
5,763 Scholar Rock Holding Corporation
g
39,938
5,970 ShockWave Medical, Inc.
g
1,660,078
67,259 Silk Road Medical, Inc.
g
3,026,655
41,540 Stryker Corporation 8,413,512
22,688 Syneos Health, Inc.
g
1,069,739
30,904 Teleflex, Inc. 6,225,920
29,048 Travere Therapeutics, Inc.
g
715,743
15,091 Twist Bioscience Corporation
g
531,807
1,875 U.S. Physical Therapy, Inc. 142,538
5,233 UFP Technologies, Inc.
g
449,201
12,218 Ultragenyx Pharmaceutical, Inc.
g
505,947
572 UnitedHealth Group, Inc. 288,883
8,848 Vanda Pharmaceuticals, Inc.
g
87,418
13,633 Veracyte, Inc.
g
226,308
48,369 Viemed Healthcare, Inc.
g
290,214
53,068 Vor BioPharma, Inc.
f,g
211,211
14,723 VYNE Therapeutics, Inc.
g
3,285

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.6%) Value
Health Care (4.0%) - continued
18,215 Waters Corporation
g
$ 4,909,489
8,467 Zentalis Pharmaceuticals, Inc.
g
183,395
33,404 Zimmer Biomet Holdings, Inc. 3,492,388
111,091 Zoetis, Inc. 16,473,684
Total 351,825,614
Industrials (3.5%)
20,724 3M Company 2,290,002
4,785 A.O. Smith Corporation 232,455
1,805 Advanced Drainage Systems, Inc. 224,488
14,435 AECOM 986,921
11,938 AGCO Corporation 1,148,077
108,895 Air Lease Corporation 3,376,834
76,989 Alaska Air Group, Inc.
g
3,014,119
2,679 Allegion plc 240,253
65,586 Altra Industrial Motion Corporation 2,205,001
2,850 American Woodmark Corporation
g
125,001
70,805 AMETEK, Inc. 8,029,995
3,767 Armstrong World Industries, Inc. 298,459
64,532 ASGN, Inc.
g
5,831,757
7,343 Atkore International Group, Inc.
g
571,359
16,334 AZZ, Inc. 596,354
28,015 Badger Infrastructure Solutions,
Ltd. 570,907
13,017 Barnes Group, Inc. 375,931
2,852 Boise Cascade Company 169,580
15,238 Booz Allen Hamilton Holding
Corporation 1,407,229
2,004 CACI International, Inc.
g
523,164
23,364 Carlisle Companies, Inc. 6,551,499
2,936 Caterpillar, Inc. 481,739
16,629 CBIZ, Inc.
g
711,389
59,157 Chart Industries, Inc.
g
10,905,593
13,334 Cimpress plc
g
326,416
17,151 Cintas Corporation 6,657,847
309,809 CNH Industrial NV 3,460,567
817 Columbus McKinnon Corporation 21,373
50,476 Crane Holdings, Company 4,418,669
10,584 CSW Industrials, Inc. 1,267,963
324,926 CSX Corporation 8,656,029
28,772 Curtiss-Wright Corporation 4,003,912
5,996 Deere & Company 2,002,004
93,523 Delta Air Lines, Inc.
g
2,624,255
7,326 Donaldson Company, Inc. 359,047
190,212 Driven Brands Holdings, Inc.
g
5,322,132
11,863 Dun & Bradstreet Holdings, Inc. 146,983
21,344 EMCOR Group, Inc. 2,464,805
47,193 Emerson Electric Company 3,455,471
61,557 Expeditors International of
Washington, Inc. 5,436,099
37,715 Fastenal Company 1,736,399
200,571 First Advantage Corporation
g
2,573,326
12,746 Forrester Research, Inc.
g
458,983
33,630 Fortune Brands Home and
Security, Inc. 1,805,595
34,087 Forward Air Corporation 3,076,693
4,635 Genco Shipping & Trading, Ltd. 58,077
6,791 Generac Holdings, Inc.
g
1,209,749
16,360 General Dynamics Corporation 3,471,101
1,875 Gorman-Rupp Company 44,606
9,964 Greenbrier Companies, Inc. 241,826
1,207 Heidrick & Struggles International,
Inc. 31,370
8,100 Helios Technologies, Inc. 409,860
22,777 Hillman Solutions Corporation
g
171,739
Shares Common Stock (27.6%) Value
Industrials (3.5%) - continued
149,916 Howmet Aerospace, Inc. $ 4,636,902
29,914 Hubbell, Inc. 6,670,822
143,979 IAA, Inc.
g
4,585,731
1,467 ICF International, Inc. 159,932
34,522 IDEX Corporation 6,899,222
6,601 ITT Corporation 431,309
38,424 Janus International Group, Inc.
g
342,742
61,050 JetBlue Airways Corporation
g
404,761
47,938 Johnson Controls International plc 2,359,508
7,482 Kennametal, Inc. 153,980
13,694 L3Harris Technologies, Inc. 2,846,024
32,284 Landstar System, Inc. 4,660,841
2,440 Lennox International, Inc. 543,315
65,403 Lincoln Electric Holdings, Inc. 8,222,465
9,062 Manitowoc Company, Inc.
g
70,231
25,055 ManpowerGroup, Inc. 1,620,808
5,576 Masonite International
Corporation
g
397,513
29,341 Mercury Systems, Inc.
g
1,191,245
56,302 Middleby Corporation
g
7,216,227
10,149 Miller Industries, Inc. 216,072
31,118 MSC Industrial Direct Company,
Inc. 2,265,702
800 National Presto Industries, Inc. 52,040
47,569 Norfolk Southern Corporation 9,972,841
24,097 Northrop Grumman Corporation 11,333,301
8,807 Old Dominion Freight Line, Inc. 2,190,917
14,084 Owens Corning, Inc. 1,107,143
51,693 Parker-Hannifin Corporation 12,525,731
166,981 Pentair plc 6,784,438
2,705 Quanta Services, Inc. 344,590
7,509 RBC Bearings, Inc.
g
1,560,445
103,369 Regal Rexnord Corporation 14,508,873
8,997 Saia, Inc.
g
1,709,430
105,969 SkyWest, Inc.
g
1,723,056
3,952 Snap-On, Inc. 795,735
4,818 Southwest Airlines Company
g
148,587
37,458 Standex International Corporation 3,058,446
180,297 Sun Country Airlines Holdings,
Inc.
g
2,453,842
29,928 Sunrun, Inc.
g
825,714
6,268 Tennant Company 354,518
13,805 Timken Company 815,047
8,319 Toro Company 719,427
21,816 TransUnion 1,297,834
18,053 Trex Company, Inc.
g
793,249
21,615 Tutor Perini Corporation
g
119,315
635,316 Uber Technologies, Inc.
g
16,835,874
58,245 Union Pacific Corporation 11,347,291
34,396 United Airlines Holdings, Inc.
g
1,118,902
31,916 United Parcel Service, Inc. 5,155,711
16,532 United Rentals, Inc.
g
4,465,624
8,923 Univar Solutions, Inc.
g
202,909
77,808 Upwork, Inc.
g
1,059,745
4,410 Valmont Industries, Inc. 1,184,614
5,955 Verisk Analytics, Inc. 1,015,506
89,172 Vicor Corporation
g
5,273,632
8,092 Watsco, Inc. 2,083,366
1,458 Watts Water Technologies, Inc. 183,314
12,426 Werner Enterprises, Inc. 467,218
250,974 WillScot Mobile Mini Holdings
Corporation
g
10,121,781
3,616 Woodward, Inc. 290,220

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.6%) Value
Industrials (3.5%) - continued
4,058 XPO Logistics, Inc.
g
$ 180,662
Total 308,857,242
Information Technology (6.2%)
45,692 8x8, Inc.
g
157,637
1,171 Adobe, Inc.
g
322,259
3,569 Advanced Energy Industries, Inc. 276,276
6,001 Agilysys, Inc.
g
332,155
20,722 Amkor Technology, Inc. 353,310
92,868 Amphenol Corporation 6,218,441
727 ANSYS, Inc.
g
161,176
699,920 Apple, Inc. 96,728,944
24,978 Arista Networks, Inc.
g
2,819,766
25,182 Arrow Electronics, Inc.
g
2,321,529
30,472 Autodesk, Inc.
g
5,692,170
7,497 Avnet, Inc. 270,792
5,108 Benchmark Electronics, Inc. 126,576
15,609 BigCommerce Holdings, Inc.
g
231,013
27,739 Bill.com Holdings, Inc.
g
3,671,811
936 Blackline, Inc.
g
56,066
266,307 Block, Inc.
g
14,644,222
8,458 Cadence Design Systems, Inc.
g
1,382,291
89,985 Calix, Inc.
g
5,501,683
7,504 CDW Corporation 1,171,224
10,781 Ciena Corporation
g
435,876
189,647 Cisco Systems, Inc. 7,585,880
113,569 Cognex Corporation 4,707,435
13,358 Coherent Corporation
g
465,526
55,639 CommScope Holding Company,
Inc.
g
512,435
673 Computer Services, Inc. 37,520
56,347 Conduent Incorporated
g
188,199
29,575 Descartes Systems Group, Inc.
g
1,878,900
10,144 Digital Turbine, Inc.
g
146,175
2,770 Diodes, Inc.
g
179,801
63,826 Dolby Laboratories, Inc. 4,158,264
10,291 Dropbox, Inc.
g
213,230
14,389 Endava plc ADR
g
1,160,185
8,102 EPAM Systems, Inc.
g
2,934,463
3,868 ePlus, Inc.
g
160,677
11,947 Euronet Worldwide, Inc.
g
905,105
67,166 Fidelity National Information
Services, Inc. 5,075,735
2,686 First Solar, Inc.
g
355,277
25,534 Fiserv, Inc.
g
2,389,216
80,529 Five9, Inc.
g
6,038,064
17,544 FLEETCOR Technologies, Inc.
g
3,090,726
32,998 Flex, Ltd.
g
549,747
528 Genpact, Ltd. 23,111
35,916 Gilat Satellite Networks, Ltd.
g
191,432
18,498 Global Payments, Inc. 1,998,709
5,706 HubSpot, Inc.
g
1,541,305
10,285 IPG Photonics Corporation
g
867,540
16,343 Jack Henry & Associates, Inc. 2,978,839
198 Keysight Technologies, Inc.
g
31,157
3,150 KLA-Tencor Corporation 953,284
41,580 Knowles Corporation
g
506,029
21,343 Lam Research Corporation 7,811,538
147,114 Lattice Semiconductor
Corporation
g
7,239,480
1,645 Littelfuse, Inc. 326,845
35,900 LiveRamp Holding, Inc.
g
651,944
4,230 Lumentum Holdings, Inc.
g
290,051
36,966 Mastercard, Inc. 10,510,912
3,850 MAXIMUS, Inc. 222,799
Shares Common Stock (27.6%) Value
Information Technology (6.2%) - continued
1,592 MaxLinear, Inc.
g
$ 51,931
97,002 Microchip Technology, Inc. 5,920,032
439,585 Microsoft Corporation 102,379,347
1,143 MKS Instruments, Inc. 94,458
27,762 Momentive Global, Inc.
g
161,297
19,940 Monolithic Power Systems, Inc. 7,246,196
10,740 NAPCO Security Technologies,
Inc.
g
312,319
11,584 National Instruments Corporation 437,180
1,015 NICE, Ltd. ADR
g
191,064
18,272 Nova, Ltd.
g
1,558,602
248,515 NVIDIA Corporation 30,167,236
21,250 Okta, Inc.
g
1,208,487
3,114 ON Semiconductor Corporation
g
194,096
17,352 PagerDuty, Inc.
g
400,311
30,822 Palo Alto Networks, Inc.
g
5,048,335
13,516 Paycom Software, Inc.
g
4,460,145
217,186 PayPal Holdings, Inc.
g
18,693,199
779 Plexus Corporation
g
68,209
315 Progress Software Corporation 13,403
34,779 PTC, Inc.
g
3,637,883
28,853 Qorvo, Inc.
g
2,291,217
193,669 QUALCOMM, Inc. 21,880,724
6,435 RingCentral, Inc.
g
257,143
94,236 Sabre Corporation
g
485,315
139,565 Salesforce, Inc.
g
20,075,030
99,104 Samsung Electronics Company,
Ltd. 3,639,025
9,460 Sanmina Corporation
g
435,917
8,509 Semtech Corporation
g
250,250
45,582 ServiceNow, Inc.
g
17,212,219
12,408 SiTime Corporation
g
976,882
80,919 Skyworks Solutions, Inc. 6,899,963
76,273 Splunk, Inc.
g
5,735,730
179,310 Sprout Social, Inc.
g
10,880,531
12,018 Synopsys, Inc.
g
3,671,619
13,047 TD SYNNEX Corporation 1,059,286
19,613 Teledyne Technologies, Inc.
g
6,618,799
106,148 Texas Instruments, Inc. 16,429,587
3,608 Trimble, Inc.
g
195,806
6,821 TTEC Holdings, Inc. 302,239
80,969 TTM Technologies, Inc.
g
1,067,171
10,960 Tyler Technologies, Inc.
g
3,808,600
23,710 Universal Display Corporation 2,237,038
906 Upland Software, Inc.
g
7,366
30,551 Vishay Intertechnology, Inc. 543,502
60,792 Vontier Corporation 1,015,834
87,997 Western Union Company 1,187,960
12,555 WEX, Inc.
g
1,593,732
6,913 Wolfspeed, Inc.
g
714,528
68,173 Workiva, Inc.
g
5,303,859
18,184 Xerox Holdings Corporation 237,847
33,960 Yext, Inc.
g
151,462
Total 541,162,663
Materials (1.0%)
29,814 AptarGroup, Inc. 2,833,224
9,877 Ashland, Inc. 938,019
19,330 Avery Dennison Corporation 3,144,991
117,441 Axalta Coating Systems, Ltd.
g
2,473,307
3,158 Ball Corporation 152,595
15,877 Carpenter Technology Corporation 494,410
57,986 Celanese Corporation 5,238,455
41,353 CF Industries Holdings, Inc. 3,980,226
4,870 Chemours Company 120,046

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.6%) Value
Materials (1.0%) - continued
13,158 Cleveland-Cliffs, Inc.
g
$ 177,238
43,420 Compass Minerals International,
Inc. 1,672,973
15,795 Crown Holdings, Inc. 1,279,869
116,839 Dow, Inc. 5,132,737
60,844 Eastman Chemical Company 4,322,966
33,359 Huntsman Corporation 818,630
16,733 Ingevity Corporation
g
1,014,522
16,292 Innospec, Inc. 1,395,736
61,942 Ivanhoe Mines, Ltd.
g
398,642
5,821 Kaiser Aluminum Corporation 357,118
13,890 Linde plc 3,744,605
193,576 LyondellBasell Industries NV 14,572,401
7,987 Martin Marietta Materials, Inc. 2,572,533
6,051 Mativ, Inc. 133,606
6,259 Minerals Technologies, Inc. 309,257
9,485 MP Materials Corporation
g
258,941
4,720 Myers Industries, Inc. 77,738
23,911 Nucor Corporation 2,558,238
21,132 Orion Engineered Carbons SA 282,112
2,490 PPG Industries, Inc. 275,618
18,812 Quaker Chemical Corporation 2,716,077
158,269 Ranpak Holdings Corporation
g
541,280
23,628 Reliance Steel & Aluminum
Company 4,120,960
1,701 Royal Gold, Inc. 159,588
41,785 RPM International, Inc. 3,481,108
8,623 Ryerson Holding Corporation 221,956
3,654 Sensient Technologies Corporation 253,368
18,586 Sonoco Products Company 1,054,384
16,356 Steel Dynamics, Inc. 1,160,458
173,770 Summit Materials, Inc.
g
4,163,529
6,874 TriMas Corporation 172,331
7,293 Trinseo plc 133,608
4,216 United States Lime & Minerals, Inc. 430,875
46,027 United States Steel Corporation 834,009
18,375 Westlake Corporation 1,596,420
75,516 WestRock Company 2,332,689
4,376 Worthington Industries, Inc. 166,901
Total 84,270,294
Real Estate (1.0%)
59,808 Agree Realty Corporation 4,041,825
1,550 Alexandria Real Estate Equities,
Inc. 217,295
9,344 AvalonBay Communities, Inc. 1,721,071
12,258 Camden Property Trust 1,464,218
35,469 CBRE Group, Inc.
g
2,394,512
127,515 CubeSmart 5,108,251
82,359 Cushman & Wakefield plc
g
943,011
1,712 Digital Realty Trust, Inc. 169,796
3,555 EastGroup Properties, Inc. 513,129
106,373 EPR Properties 3,814,536
23,633 Essential Properties Realty Trust,
Inc. 459,662
2,495 Essex Property Trust, Inc. 604,364
5,400 Extra Space Storage, Inc. 932,634
36,687 First Industrial Realty Trust, Inc. 1,643,944
14,185 FirstService Corporation 1,688,157
24,758 Four Corners Property Trust, Inc. 598,896
146,101 Healthcare Realty Trust, Inc. 3,046,206
194,637 Host Hotels & Resorts, Inc. 3,090,836
9,276 Howard Hughes Corporation
g
513,798
21,374 Independence Realty Trust, Inc. 357,587
28,780 Kilroy Realty Corporation 1,211,926
Shares Common Stock (27.6%) Value
Real Estate (1.0%) - continued
14,841 Life Storage, Inc. $ 1,643,789
72,487 National Retail Properties, Inc. 2,889,332
321,754 National Storage Affiliates Trust 13,378,531
137,196 Necessity Retail REIT, Inc. 806,712
21,630 NetSTREIT Corporation 385,230
114,769 Pebblebrook Hotel Trust 1,665,298
36,036 Public Storage, Inc. 10,551,701
409 RE/MAX Holdings, Inc. 7,734
5,698 Realty Income Corporation 331,624
28,021 Regency Centers Corporation 1,508,931
168,628 Rexford Industrial Realty, Inc. 8,768,656
75,557 Sabra Health Care REIT, Inc. 991,308
9,773 SBA Communications Corporation 2,781,884
145,186 Service Properties Trust 753,515
39,399 UDR, Inc. 1,643,332
28,044 Zillow Group, Inc.
g
802,900
Total 83,446,131
Utilities (0.6%)
6,443 Alliant Energy Corporation 341,415
11,871 Artesian Resources Corporation 571,232
6,453 Avista Corporation 239,084
4,098 Black Hills Corporation 277,558
7,634 CenterPoint Energy, Inc. 215,126
10,078 Consolidated Water Company,
Ltd. 155,000
48,990 Constellation Energy Corporation 4,075,478
34,701 Duke Energy Corporation 3,227,887
36,744 Entergy Corporation 3,697,549
8,569 Essential Utilities, Inc. 354,585
41,381 Evergy, Inc. 2,458,031
505,408 NiSource, Inc. 12,731,227
30,484 NorthWestern Corporation 1,502,251
151,091 OGE Energy Corporation 5,508,778
14,757 Pinnacle West Capital Corporation 951,974
6,954 Portland General Electric
Company 302,221
47,014 Public Service Enterprise Group,
Inc. 2,643,597
91,912 Sempra Energy 13,781,285
4,632 Spire, Inc. 288,713
26,748 UGI Corporation 864,763
Total 54,187,754
Total Common Stock
(cost $2,185,803,322) 2,401,251,208
Principal
Amount Long-Term Fixed Income ( 21.6% ) Value
Asset-Backed Securities (1.3%)
510 Asset Backed Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
2,283,521
Access Group, Inc.
228,890
3.584%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
223,681
Affirm Asset Securitization Trust
3,500,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
c,h
3,379,277
AMSR Trust
3,400,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
2,827,929
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
1,151,470

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Asset-Backed Securities (1.3%) - continued
$ 4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
$ 3,795,435
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
1,497,031
Ares XL CLO, Ltd.
2,750,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
2,447,368
Bankers Healthcare Group
Securitization Trust
1,500,000
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
1,496,250
Business Jet Securities, LLC
1,615,534
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
1,473,459
Buttermilk Park CLO, Ltd.
7,100,000
3.912%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
6,773,968
CarVal CLO II, Ltd.
2,775,000
4.210%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
2,596,562
1,600,000
4.710%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
1,457,042
CarVal CLO VIII-C, Ltd.
1,750,000
6.022%,  (TSFR3M +
2.300%), 10/20/2035, Ser.
2022-2A, Class A
b,e,h
1,750,000
1,100,000
6.722%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,e,h
1,100,000
CMFT Net Lease Master Issuer,
LLC
1,731,207
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
1,440,886
Commonbond Student Loan Trust
295,529
3.584%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
290,659
Dryden 36 Senior Loan Fund
2,325,000
4.562%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
2,193,896
FirstKey Homes Trust
5,150,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
4,814,619
Foundation Finance Trust
1,603,152
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
1,437,005
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
2,595,662
Galaxy XIX CLO, Ltd.
2,175,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
1,974,541
Goodgreen
2,399,136
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
2,209,439
Home Partners of America Trust
3,218,588
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
2,783,566
Principal
Amount Long-Term Fixed Income (21.6%) Value
Asset-Backed Securities (1.3%) - continued
$ 2,709,471
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
$ 2,213,666
Laurel Road Prime Student Loan
Trust
179,871
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
178,393
1,317,516
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
1,235,917
Longfellow Place CLO, Ltd.
5,200,000
4.262%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
5,080,468
1,300,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
1,249,179
Marlette Funding Trust
1,500,000
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
1,493,509
Mercury Financial Credit Card
Master Trust
2,900,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
2,747,090
National Collegiate Trust
986,191
3.379%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
952,614
Oak Street Investment
2,226,465
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
1,958,885
OCP CLO, Ltd.
2,300,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
2,092,894
Octagon Investment Partners XVI,
Ltd.
750,000
4.140%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
713,136
OZLM IX, Ltd.
1,650,000
4.260%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
1,553,412
Pretium Mortgage Credit Partners,
LLC
1,657,352
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
1,594,695
1,202,839
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
1,139,064
Progress Residential Trust
1,600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
1,386,549
4,750,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
4,034,273
Renaissance Home Equity Loan
Trust
3,418,210
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
1,350,703
Saxon Asset Securities Trust
1,204,049
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,002,178
Sound Point CLO XIV, Ltd.
3,400,000
4.833%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
3,225,920

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Asset-Backed Securities (1.3%) - continued
Sound Point CLO XXI, Ltd.
$ 2,000,000
4.216%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
$ 1,873,380
Stratus CLO, Ltd.
2,400,000
4.460%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
2,217,014
Tricon Residential Trust
2,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
1,748,371
U.S. Small Business Administration
75,743
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 74,124
Upstart Securitization Trust
72,175
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
72,073
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
1,365,980
Vericrest Opportunity Loan
Transferee
1,755,422
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
1,629,486
1,925,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
1,652,866
2,400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
2,080,660
1,800,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
1,511,797
1,800,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
1,545,692
1,278,032
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
1,182,054
1,100,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
945,436
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
904,159
Wind River CLO, Ltd.
2,000,000
4.310%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
1,915,706
1,650,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
1,531,436
Total 111,446,045
Basic Materials (0.2%)
Alcoa Nederland Holding BV
755,000 5.500%,  12/15/2027
h
704,151
Anglo American Capital plc
273,000 4.875%,  5/14/2025
h
267,975
750,000 3.875%,  3/16/2029
h
644,486
Avient Corporation
173,000 7.125%,  8/1/2030
h
159,667
Cascades USA, Inc.
370,000 5.125%,  1/15/2026
f,h
334,977
Chemours Company
510,000 5.750%,  11/15/2028
h
417,139
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027
f
404,954
290,000 4.625%,  3/1/2029
f,h
243,600
Consolidated Energy Finance SA
854,000 5.625%,  10/15/2028
h
685,078
Principal
Amount Long-Term Fixed Income (21.6%) Value
Basic Materials (0.2%) - continued
Dow Chemical Company
$ 650,000 4.800%,  11/30/2028 $ 618,788
DowDuPont, Inc.
575,000 4.493%,  11/15/2025 564,799
EverArc Escrow Sarl
410,000 5.000%,  10/30/2029
h
330,971
First Quantum Minerals, Ltd.
869,000 6.875%,  10/15/2027
h
782,100
Glencore Funding, LLC
616,000 3.375%,  9/23/2051
h
374,962
1,343,000 4.000%,  3/27/2027
h
1,250,983
Hecla Mining Company
220,000 7.250%,  2/15/2028 204,094
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
h
424,004
Ingevity Corporation
770,000 3.875%,  11/1/2028
h
636,625
International Flavors and
Fragrances, Inc.
740,000 3.468%,  12/1/2050
h
484,347
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 775,509
Mercer International, Inc.
500,000 5.125%,  2/1/2029 398,440
Methanex Corporation
474,000 4.250%,  12/1/2024 454,495
Mosaic Company
900,000 4.050%,  11/15/2027 837,503
Novelis Corporation
200,000 3.250%,  11/15/2026
h
166,946
290,000 4.750%,  1/30/2030
h
237,800
200,000 3.875%,  8/15/2031
h
149,184
OCI NV
353,000 4.625%,  10/15/2025
h
327,931
Olin Corporation
765,000 5.125%,  9/15/2027 691,269
SCIL USA Holdings, LLC
521,000 5.375%,  11/1/2026
h
402,473
SPCM SA
508,000 3.375%,  3/15/2030
h
396,570
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
h
419,429
Taseko Mines, Ltd.
366,000 7.000%,  2/15/2026
h
290,970
Unifrax Escrow Issuer Corporation
463,000 5.250%,  9/30/2028
h
355,579
United States Steel Corporation
839,000 6.875%,  3/1/2029
f
762,525
Total 16,200,323
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
446,000 6.375%,  6/15/2030
h
432,107
AECOM
860,000 5.125%,  3/15/2027 802,642
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
h
524,400
ARD Finance SA
144,000 6.500%,  6/30/2027
h
98,597
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
500,000 5.250%,  8/15/2027
h
312,865
200,000 5.250%,  8/15/2027
h
125,146

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Capital Goods (0.4%) - continued
Boeing Company
$ 1,280,000 5.930%,  5/1/2060 $ 1,094,922
895,000 5.040%,  5/1/2027 862,209
1,475,000 5.705%,  5/1/2040 1,288,357
Bombardier, Inc.
297,000 7.125%,  6/15/2026
h
272,400
630,000 7.875%,  4/15/2027
f,h
579,600
435,000 6.000%,  2/15/2028
h
363,953
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
h
280,500
Canpack SA/Canpack US LLC
700,000 3.125%,  11/1/2025
h
608,773
Carrier Global Corporation
720,000 3.577%,  4/5/2050 498,439
1,050,000 2.700%,  2/15/2031 844,107
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
h
61,876
136,000 8.750%,  4/15/2030
h
112,476
CNH Industrial NV
915,000 3.850%,  11/15/2027 834,876
Cornerstone Building Brands, Inc.
348,000 6.125%,  1/15/2029
h
194,184
Covert Mergeco, Inc.
276,000 4.875%,  12/1/2029
h
223,080
CP Atlas Buyer, Inc.
465,000 7.000%,  12/1/2028
f,h
346,388
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 410,000
GE Capital International Funding
Company
2,090,000 4.418%,  11/15/2035 1,872,475
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
h
345,894
674,000 3.500%,  9/1/2028
h
568,391
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
h
679,025
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
h
432,000
Howmet Aerospace, Inc.
1,107,000 3.000%,  1/15/2029 904,375
923,000 5.950%,  2/1/2037 834,147
Ingersoll-Rand Luxembourg
Finance SA
775,000 3.500%,  3/21/2026 727,833
JELD-WEN, Inc.
205,000 4.625%,  12/15/2025
h
166,050
John Deere Capital Corporation
616,000 4.350%,  9/15/2032 585,415
L3Harris Technologies, Inc.
650,000 3.950%,  5/28/2024 640,121
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 498,053
374,000 6.150%,  9/1/2036 395,385
Mauser Packaging Solutions
Holding Company
410,000 5.500%,  4/15/2024
h
389,500
515,000 7.250%,  4/15/2025
f,h
453,030
MIWD Holdco II, LLC
273,000 5.500%,  2/1/2030
h
202,190
Nesco Holdings II, Inc.
525,000 5.500%,  4/15/2029
h
437,582
Principal
Amount Long-Term Fixed Income (21.6%) Value
Capital Goods (0.4%) - continued
New Enterprise Stone and Lime
Company, Inc.
$ 659,000 5.250%,  7/15/2028
h
$ 544,680
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 932,938
OI European Group BV
551,000 4.750%,  2/15/2030
h
438,045
Owens-Brockway Glass Container,
Inc.
209,000 5.875%,  8/15/2023
h
206,388
Pactiv Evergreen Group
395,000 4.375%,  10/15/2028
h
326,641
Parker-Hannifin Corporation
1,538,000 4.500%,  9/15/2029 1,449,890
PGT Innovations, Inc.
529,000 4.375%,  10/1/2029
h
433,939
Raytheon Technologies
Corporation
720,000 4.125%,  11/16/2028 672,702
900,000 4.450%,  11/16/2038 783,994
1,200,000 3.750%,  11/1/2046 903,130
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,010,510
Roper Technologies, Inc.
668,000 4.200%,  9/15/2028 623,937
945,000 1.750%,  2/15/2031 696,298
SRM Escrow Issuer, LLC
785,000 6.000%,  11/1/2028
h
638,001
Textron, Inc.
1,010,000 3.375%,  3/1/2028 899,473
Titan Acquisition, Ltd.
220,000 7.750%,  4/15/2026
h
173,895
TransDigm, Inc.
500,000 6.250%,  3/15/2026
h
485,000
1,410,000 5.500%,  11/15/2027 1,226,277
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 481,341
430,000 4.000%,  7/15/2030 355,219
Victors Merger Corporation
245,000 6.375%,  5/15/2029
h
146,661
Waste Pro USA, Inc.
255,000 5.500%,  2/15/2026
h
224,025
WESCO Distribution, Inc.
720,000 7.250%,  6/15/2028
h
705,205
Total 35,661,552
Collateralized Mortgage Obligations (1.3%)
Alternative Loan Trust
557,600
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 330,353
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
2,519,907
Bellemeade Re, Ltd.
1,648,591
4.031%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
1,644,347
BINOM Securitization Trust
1,487,383
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
1,295,277
CHNGE Mortgage Trust
3,400,000
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,h
3,321,839

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
Citicorp Mortgage Securities, Inc.
$ 1,552,196
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 $ 1,349,327
COLT Mortgage Loan Trust
3,009,694
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
2,546,180
Countrywide Alternative Loan Trust
763,593
2.539%,  10/25/2035, Ser.
2005-43, Class 4A1
b
646,276
1,719,074
7.000%,  10/25/2037, Ser.
2007-24, Class A10 670,332
Countrywide Home Loans, Inc.
352,600
5.750%,  4/25/2037, Ser.
2007-3, Class A27 187,473
Credit Suisse Mortgage Trust
1,500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
1,275,462
2,450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
2,145,147
2,588,629
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
2,068,300
1,750,000
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
1,708,061
1,403,784
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
1,195,321
6,028,978
3.436%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
5,895,937
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
152,578
6.000%,  10/25/2022, Ser.
2006-AR5, Class 23A 108,829
Federal Home Loan Mortgage
Corporation - REMIC
3,967,761
4.000%,  1/25/2051, Ser.
5249, Class LA 3,836,811
340,644
4.000%,  7/15/2031, Ser.
4104, Class KI
j
5,535
1,301,917
3.000%,  2/15/2033, Ser.
4170, Class IG
j
128,606
2,340,183
3.000%,  3/15/2033, Ser.
4180, Class PI
j
267,659
4,199,543
4.500%,  10/15/2033, Ser.
2695, Class BH 4,164,587
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,370,093
Federal National Mortgage
Association
9,500,000
5.250%,  10/31/2052, Ser.
CITI-8187, Class E525
e
9,488,125
Federal National Mortgage
Association - REMIC
4,117,450
4.500%,  6/25/2052, Ser.
2022-43, Class MA 4,033,611
3,354,994
4.000%,  7/25/2052, Ser.
2022-37, Class PE 3,230,457
3,213,623
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
153,295
4,500,000
4.500%,  1/25/2046, Ser.
2022-68, Class BA
c
4,415,801
Flagstar Mortgage Trust
1,685,736
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
1,454,475
Principal
Amount Long-Term Fixed Income (21.6%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
FWD Securitization Trust
$ 1,046,907
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
$ 990,499
GCAT Trust
2,381,385
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
2,052,804
GS Mortgage-Backed Securities
Trust
3,071,765
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
2,534,087
J.P. Morgan Mortgage Trust
3,095,565
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
2,458,195
2,090,054
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
1,629,115
Legacy Mortgage Asset Trust
424,646
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
414,096
LHOME Mortgage Trust
1,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
1,040,085
2,900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,788,246
Mello Mortgage Capital
Acceptance
3,002,056
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
2,352,980
Merrill Lynch Alternative Note
Asset Trust
342,722
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 146,340
New Residential Mortgage Loan
Trust
6,712,230
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
5,330,195
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
2,827,253
1,922,818
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
1,848,608
Oaktown Re VII, Ltd.
1,500,000
3.881%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
1,472,698
Oaktown Re, Ltd.
1,724,725
3.931%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
1,721,453
Onslow Bay Financial, LLC
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
1,390,430
Palisades Mortgage Loan Trust
4,200,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
3,937,421
Preston Ridge Partners Mortgage
Trust, LLC
2,095,225
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
1,944,000
Residential Accredit Loans, Inc.
Trust
830,674
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 690,989

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
ROC Securities Trust Series
$ 2,600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
$ 2,433,230
Sequoia Mortgage Trust
742,119
3.034%,  9/20/2046, Ser.
2007-1, Class 4A1
b
526,550
Toorak Mortgage Corporation, Ltd.
1,105,790
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
1,099,018
2,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
2,371,790
TRK Trust
2,340,921
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
2,027,959
Vericrest Opportunity Loan
Transferee
1,900,213
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
1,742,617
Verus Securitization Trust
1,258,621
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
1,066,367
Total 111,294,448
Commercial Mortgage-Backed Securities (1.0%)
BANK 2021-BNK36
3,000,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 2,410,283
BANK 2022-BNK39
39,951,768
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
1,184,750
3,425,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 2,850,717
BANK 2022-BNK40
3,400,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
2,953,260
BBCMS Mortgage Trust
22,167,207
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
985,160
6,100,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
5,088,493
2,330,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
2,062,954
1,750,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
1,669,968
3,200,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 2,604,127
18,000,000
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
1,484,876
2,400,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 1,962,521
18,853,788
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
1,860,533
Benchmark Mortgage Trust
5,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 4,066,543
BFLD Trust
1,100,000
4.518%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
1,044,837
Principal
Amount Long-Term Fixed Income (21.6%) Value
Commercial Mortgage-Backed Securities (1.0%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 6,750,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
$ 5,902,416
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
8,000,000
3.000%,  8/25/2032, Ser.
K147, Class A2 7,043,115
5,475,000
3.500%,  9/25/2032, Ser.
K148, Class A2
h
5,015,166
8,750,000
3.530%,  10/25/2032, Ser.
K149, Class A2 8,021,114
7,500,000
3.710%,  11/25/2032, Ser.
K150, Class A2 6,976,183
9,250,000
3.780%,  12/25/2032, Ser.
K152, Class A2 8,614,843
8,000,000
3.800%,  12/25/2032, Ser.
K151, Class A2 7,463,878
Morgan Stanley Capital I Trust
19,882,760
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
2,054,016
Total 83,319,753
Communications Services (0.6%)
Activision Blizzard, Inc.
1,231,000 2.500%,  9/15/2050 743,200
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
461,000 10.500%,  2/15/2028
h
228,195
Altice Financing SA
235,000 5.750%,  8/15/2029
h
179,827
Altice France SA
265,000 8.125%,  2/1/2027
h
236,844
866,000 5.500%,  10/15/2029
h
651,564
AMC Networks, Inc.
356,000 4.750%,  8/1/2025 318,097
American Tower Corporation
500,000 3.375%,  10/15/2026 456,869
900,000 2.900%,  1/15/2030 739,807
AT&T, Inc.
923,000 3.650%,  6/1/2051 623,539
1,532,000 3.500%,  9/15/2053 1,020,834
1,500,000 2.300%,  6/1/2027 1,311,028
825,000 4.350%,  3/1/2029 771,300
1,460,000 4.900%,  8/15/2037 1,295,176
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
h
812,250
634,000 6.375%,  9/1/2029
h
582,075
750,000 4.750%,  3/1/2030
h
608,437
394,000 4.750%,  2/1/2032
h
306,839
425,000 4.250%,  1/15/2034
h
304,206
Cengage Learning, Inc.
540,000 9.500%,  6/15/2024
f,h
506,250
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 691,880
1,000,000 4.200%,  3/15/2028 897,785
1,400,000 3.500%,  6/1/2041 894,654

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Communications Services (0.6%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 416,000 5.125%,  8/15/2027
h
$ 351,411
407,000 7.750%,  4/15/2028
f,h
307,285
Comcast Corporation
786,000 2.887%,  11/1/2051 492,218
900,000 3.950%,  10/15/2025 874,313
1,500,000 4.250%,  10/15/2030 1,388,822
640,000 4.400%,  8/15/2035 565,713
1,305,000 4.750%,  3/1/2044 1,125,454
Consolidated Communications,
Inc.
417,000 5.000%,  10/1/2028
h
289,992
Cox Communications, Inc.
1,065,000 3.350%,  9/15/2026
h
980,681
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
h
1,116,800
367,000 6.500%,  2/1/2029
h
323,877
Cumulus Media New Holdings,
Inc.
206,000 6.750%,  7/1/2026
h
173,771
DIRECTV Holdings, LLC
608,000 5.875%,  8/15/2027
h
524,163
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 1,789,911
DISH DBS Corporation
243,000 5.250%,  12/1/2026
h
199,077
174,000 7.375%,  7/1/2028 117,162
324,000 5.750%,  12/1/2028
h
244,860
269,000 5.125%,  6/1/2029 158,038
Entercom Media Corporation
636,000 6.500%,  5/1/2027
h
155,820
Frontier Communications
Corporation
205,000 6.750%,  5/1/2029
h
169,125
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
h
508,162
127,000 8.750%,  5/15/2030
h
127,081
GCI, LLC
520,000 4.750%,  10/15/2028
h
431,733
Gray Escrow II, Inc.
1,000,000 5.375%,  11/15/2031
h
784,425
Gray Television, Inc.
490,000 4.750%,  10/15/2030
h
367,227
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 245,021
iHeartCommunications, Inc.
520,000 4.750%,  1/15/2028
h
433,420
Iliad Holding SASU
627,000 6.500%,  10/15/2026
h
548,249
LCPR Senior Secured Financing
DAC
405,000 6.750%,  10/15/2027
h
336,150
Level 3 Financing, Inc.
910,000 4.625%,  9/15/2027
h
753,098
430,000 4.250%,  7/1/2028
h
335,404
Lumen Technologies, Inc.
390,000 5.125%,  12/15/2026
h
335,560
Magallanes, Inc.
1,077,000 5.141%,  3/15/2052
h
782,784
922,000 4.054%,  3/15/2029
h
796,320
923,000 5.050%,  3/15/2042
h
690,629
Principal
Amount Long-Term Fixed Income (21.6%) Value
Communications Services (0.6%) - continued
Meta Platforms, Inc.
$ 1,230,000 3.850%,  8/15/2032
h
$ 1,081,327
Netflix, Inc.
330,000 4.875%,  4/15/2028 308,852
500,000 5.875%,  11/15/2028 487,890
552,000 5.375%,  11/15/2029
h
518,880
500,000 4.875%,  6/15/2030
h
456,919
NTT Finance Corporation
1,077,000 4.372%,  7/27/2027
h
1,044,609
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 710,384
435,000 4.200%,  6/1/2030 394,832
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
h
342,289
Radiate Holdco, LLC
285,000 6.500%,  9/15/2028
h
198,788
Scripps Escrow II, Inc.
192,000 3.875%,  1/15/2029
h
153,062
260,000 5.375%,  1/15/2031
f,h
196,955
Scripps Escrow, Inc.
340,000 5.875%,  7/15/2027
f,h
295,800
Sinclair Television Group, Inc.
780,000 5.500%,  3/1/2030
h
560,578
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
h
628,488
365,000 4.000%,  7/15/2028
h
310,462
Sprint Capital Corporation
510,000 6.875%,  11/15/2028 524,025
555,000 8.750%,  3/15/2032 643,106
Sprint Corporation
1,680,000 7.625%,  2/15/2025 1,722,130
TEGNA, Inc.
720,000 4.625%,  3/15/2028 664,742
Telesat Canada
270,000 4.875%,  6/1/2027
h
126,802
100,000 6.500%,  10/15/2027
h
37,000
T-Mobile USA, Inc.
1,539,000 3.600%,  11/15/2060 987,726
2,463,000 3.500%,  4/15/2031 2,069,684
1,100,000 4.375%,  4/15/2040 895,712
Twitter, Inc.
108,000 3.875%,  12/15/2027
h
101,274
United States Cellular Corporation
460,000 6.700%,  12/15/2033 414,131
Uniti Group, LP
165,000 4.750%,  4/15/2028
h
130,345
Univision Communications, Inc.
687,000 6.625%,  6/1/2027
h
648,330
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 536,082
480,000 2.100%,  3/22/2028 405,222
1,750,000 2.650%,  11/20/2040 1,140,574
VTR Finance NV
350,000 6.375%,  7/15/2028
h
193,375
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
h
345,158
Walt Disney Company
1,230,000 3.600%,  1/13/2051 911,691
YPSO Finance BIS SA
217,000 10.500%,  5/15/2027
h
169,966

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Communications Services (0.6%) - continued
Zayo Group Holdings, Inc.
$ 302,000 4.000%,  3/1/2027
h
$ 242,340
Total 53,603,942
Consumer Cyclical (0.7%)
1011778 B.C., ULC
780,000 4.375%,  1/15/2028
h
675,870
Allied Universal Finance
Corporation
355,000 4.625%,  6/1/2028
h
268,025
Allied Universal Holdco, LLC
285,000 6.625%,  7/15/2026
h
254,006
405,000 4.625%,  6/1/2028
h
311,980
295,000 6.000%,  6/1/2029
h
190,385
Allison Transmission, Inc.
740,000 3.750%,  1/30/2031
h
567,277
Amazon.com, Inc.
521,000 3.875%,  8/22/2037 452,876
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027
f
694,950
Arko Corporation
328,000 5.125%,  11/15/2029
h
255,840
Ashton Woods USA, LLC
320,000 4.625%,  8/1/2029
h
232,337
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
h
396,753
Boyne USA, Inc.
380,000 4.750%,  5/15/2029
h
318,339
Brookfield Residential Properties,
Inc.
435,000 6.250%,  9/15/2027
h
365,152
Caesars Entertainment, Inc.
755,000 6.250%,  7/1/2025
h
727,631
170,000 8.125%,  7/1/2027
f,h
162,364
529,000 4.625%,  10/15/2029
f,h
404,200
Carnival Corporation
33,000 10.500%,  2/1/2026
h
32,651
486,000 7.625%,  3/1/2026
h
369,360
1,021,000 5.750%,  3/1/2027
h
715,262
Cedar Fair, LP
216,000 5.375%,  4/15/2027 200,641
478,000 5.250%,  7/15/2029
f
410,169
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
h
281,150
Cinemark USA, Inc.
553,000 5.875%,  3/15/2026
f,h
462,406
Clarios Global, LP
255,000 8.500%,  5/15/2027
h
243,395
Cushman & Wakefield US
Borrower, LLC
249,000 6.750%,  5/15/2028
h
230,960
D.R. Horton, Inc.
700,000 2.600%,  10/15/2025 642,697
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
h
829,553
Dana, Inc.
590,000 5.625%,  6/15/2028 486,839
Empire Communities Corporation
345,000 7.000%,  12/15/2025
h
286,278
Expedia Group, Inc.
1,500,000 3.250%,  2/15/2030 1,216,514
Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Cyclical (0.7%) - continued
Ford Motor Company
$ 784,000 3.250%,  2/12/2032 $ 564,739
442,000 6.100%,  8/19/2032 389,667
Ford Motor Credit Company, LLC
1,003,000 2.300%,  2/10/2025 888,956
1,060,000 4.134%,  8/4/2025 962,003
845,000 2.700%,  8/10/2026 700,835
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
h
279,654
General Motors Company
810,000 6.125%,  10/1/2025 810,351
1,500,000 6.800%,  10/1/2027 1,515,914
1,072,000 5.000%,  4/1/2035 879,415
General Motors Financial
Company, Inc.
500,000 1.500%,  6/10/2026 424,934
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,079,679
Goodyear Tire & Rubber Company
330,000 5.000%,  7/15/2029
f
269,395
250,000 5.250%,  7/15/2031 200,000
Guitar Center Escrow Issuer II, Inc.
158,000 8.500%,  1/15/2026
h
139,969
Hanesbrands, Inc.
455,000 4.875%,  5/15/2026
h
409,022
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 791,700
201,000 3.625%,  2/15/2032
h
153,946
Hilton Grand Vacations Borrower
Escrow, LLC
665,000 5.000%,  6/1/2029
h
536,722
Home Depot, Inc.
505,000 5.400%,  9/15/2040 497,760
1,140,000 4.250%,  4/1/2046 963,088
970,000 3.900%,  6/15/2047 771,765
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
h
916,033
Hyundai Capital Services, Inc.
615,000 2.125%,  4/24/2025
f,h
563,087
International Game Technology plc
600,000 5.250%,  1/15/2029
h
531,462
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
h
234,438
KB Home
450,000 4.800%,  11/15/2029 362,287
Kia Corporation
615,000 2.375%,  2/14/2025
f,h
571,546
Kohl's Corporation
584,000 3.375%,  5/1/2031 360,678
825,000 5.550%,  7/17/2045 493,919
L Brands, Inc.
780,000 6.625%,  10/1/2030
h
678,600
180,000 6.875%,  11/1/2035 150,368
Lennar Corporation
1,450,000 4.750%,  5/30/2025 1,427,766
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 569,683
1,500,000 2.625%,  4/1/2031 1,205,945
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
f,h
385,200
Magic MergerCo, Inc.
326,000 5.250%,  5/1/2028
h
228,845

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Cyclical (0.7%) - continued
Marriott International, Inc.
$ 82,000 5.750%,  5/1/2025 $ 82,809
1,025,000 4.625%,  6/15/2030 926,272
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
h
311,658
McDonald's Corporation
1,300,000 2.125%,  3/1/2030 1,059,361
755,000 4.450%,  3/1/2047 632,482
MDC Holdings, Inc.
625,000 2.500%,  1/15/2031 417,672
MGM Resorts International
940,000 6.000%,  3/15/2023 940,282
NCL Corporation, Ltd.
507,000 3.625%,  12/15/2024
h
426,365
205,000 5.875%,  2/15/2027
h
170,663
Nissan Motor Acceptance
Company, LLC
1,000,000 1.125%,  9/16/2024
h
908,796
PACCAR Financial Corporation
923,000 4.950%,  10/3/2025
e
926,036
PENN Entertainment, Inc.
495,000 4.125%,  7/1/2029
f,h
378,900
PetSmart, Inc./PetSmart Finance
Corporation
650,000 4.750%,  2/15/2028
h
556,263
440,000 7.750%,  2/15/2029
h
393,334
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
846,000 5.750%,  4/15/2026
h
796,035
376,000 6.250%,  1/15/2028
h
320,868
Realogy Group, LLC
630,000 5.750%,  1/15/2029
h
454,388
Rite Aid Corporation
179,000 7.500%,  7/1/2025
h
136,187
Royal Caribbean Cruises, Ltd.
740,000 9.125%,  6/15/2023
h
752,950
207,000 11.500%,  6/1/2025
h
219,938
547,000 4.250%,  7/1/2026
h
402,091
468,000 9.250%,  1/15/2029
e,h
461,146
Scientific Games International, Inc.
610,000 7.250%,  11/15/2029
h
567,733
57,000 6.625%,  3/1/2030
h
45,691
SeaWorld Parks and
Entertainment, Inc.
198,000 5.250%,  8/15/2029
h
164,419
Six Flags Theme Parks, Inc.
181,000 7.000%,  7/1/2025
h
180,924
Staples, Inc.
386,000 7.500%,  4/15/2026
h
324,089
350,000 10.750%,  4/15/2027
h
259,438
Station Casinos, LLC
381,000 4.625%,  12/1/2031
h
287,764
Target Corporation
923,000 2.950%,  1/15/2052 620,509
Tenneco, Inc.
610,000 5.000%,  7/15/2026
f
593,225
Toll Brothers Finance Corporation
1,000,000 3.800%,  11/1/2029 809,533
Travel + Leisure Company
347,000 6.625%,  7/31/2026
h
325,049
TripAdvisor, Inc.
103,000 7.000%,  7/15/2025
h
100,138
Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Cyclical (0.7%) - continued
Uber Technologies, Inc.
$ 385,000 6.250%,  1/15/2028
f,h
$ 358,050
VICI Properties, LP/VICI Note
Company, Inc.
1,634,000 4.625%,  6/15/2025
h
1,537,639
616,000 5.750%,  2/1/2027
h
580,444
391,000 3.750%,  2/15/2027
h
342,461
Volkswagen Group of America
Finance, LLC
922,000 4.350%,  6/8/2027
h
865,994
Wabash National Corporation
528,000 4.500%,  10/15/2028
h
409,308
Walmart, Inc.
924,000 4.500%,  9/9/2052 866,328
1,300,000 3.250%,  7/8/2029 1,188,514
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
h
246,127
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
h
550,563
Total 57,493,667
Consumer Non-Cyclical (0.6%)
1375209 BC, Ltd.
203,000 9.000%,  1/30/2028
h
201,478
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,409,410
175,000 6.000%,  4/1/2039 187,860
AbbVie, Inc.
625,000 2.950%,  11/21/2026 572,599
1,475,000 4.300%,  5/14/2036 1,279,201
550,000 4.850%,  6/15/2044 477,447
775,000 4.875%,  11/14/2048 681,432
Albertson's Companies, Inc.
641,000 4.625%,  1/15/2027
h
572,940
702,000 3.500%,  3/15/2029
h
565,812
Altria Group, Inc.
335,000 5.800%,  2/14/2039 292,515
Amgen, Inc.
1,550,000 4.200%,  2/22/2052 1,215,043
Anheuser-Busch Companies, LLC
750,000 4.700%,  2/1/2036 675,932
Anheuser-Busch InBev Worldwide,
Inc.
2,125,000 4.750%,  4/15/2058 1,743,938
1,740,000 4.375%,  4/15/2038 1,485,700
Aramark Services, Inc.
217,000 6.375%,  5/1/2025
h
212,660
644,000 5.000%,  2/1/2028
h
573,617
Archer-Daniels-Midland Company
875,000 2.700%,  9/15/2051 576,384
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,109,036
Avantor Funding, Inc.
670,000 4.625%,  7/15/2028
h
596,263
B&G Foods, Inc.
206,000 5.250%,  9/15/2027 166,901
Bausch Health Companies, Inc.
189,000 5.500%,  11/1/2025
f,h
150,141
413,000 4.875%,  6/1/2028
h
266,261
360,000 11.000%,  9/30/2028
h
289,800
72,000 14.000%,  10/15/2030
h
39,240
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 242,333

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Non-Cyclical (0.6%) - continued
$ 900,000 3.700%,  6/6/2027 $ 837,535
Bristol-Myers Squibb Company
1,543,000 3.550%,  3/15/2042 1,207,142
Bunge, Ltd. Finance Corporation
950,000 2.750%,  5/14/2031 747,295
Cargill, Inc.
558,000 3.125%,  5/25/2051
h
383,117
Central Garden & Pet Company
650,000 4.125%,  10/15/2030 517,384
Chobani, LLC/Chobani Finance
Corporation, Inc.
491,000 4.625%,  11/15/2028
h
417,615
Community Health Systems, Inc.
118,000 8.000%,  12/15/2027
h
93,368
360,000 6.000%,  1/15/2029
h
264,595
389,000 6.875%,  4/15/2029
h
187,901
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,190,858
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,325,868
600,000 2.875%,  5/1/2030 497,668
Coty, Inc.
389,000 5.000%,  4/15/2026
h
354,165
CVS Health Corporation
1,310,000 4.875%,  7/20/2035 1,182,873
Danaher Corporation
593,000 2.800%,  12/10/2051 381,501
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
h
339,772
Eli Lilly and Company
828,000 2.500%,  9/15/2060 489,745
Embecta Corporation
158,000 6.750%,  2/15/2030
h
145,868
Encompass Health Corporation
750,000 4.500%,  2/1/2028
f
642,369
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
h
467,451
General Mills, Inc.
700,000 2.875%,  4/15/2030 594,794
H. J. Heinz Company
180,000 5.200%,  7/15/2045 156,398
HCA, Inc.
838,000 5.375%,  2/1/2025 828,090
1,059,000 3.500%,  9/1/2030 874,437
HFC Prestige Products, Inc.
490,000 4.750%,  1/15/2029
h
414,535
HLF Financing SARL, LLC
901,000 4.875%,  6/1/2029
h
642,994
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
h
1,358,730
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
922,000 4.375%,  2/2/2052
h
617,980
612,000 5.500%,  1/15/2030
h
565,335
845,000 3.000%,  5/15/2032
h
624,033
Johnson & Johnson
1,180,000 4.375%,  12/5/2033 1,136,695
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 721,233
Kraft Heinz Foods Company
900,000 3.875%,  5/15/2027 841,122
1,000,000 4.375%,  6/1/2046 777,398
Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Non-Cyclical (0.6%) - continued
Mattel, Inc.
$ 605,000 3.375%,  4/1/2026
h
$ 539,925
769,000 5.450%,  11/1/2041 644,258
Medtronic, Inc.
923,000 4.375%,  3/15/2035 841,263
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
h
388,820
328,000 5.250%,  10/1/2029
h
247,640
Newell Brands, Inc.
889,000 4.450%,  4/1/2026 817,880
Organon & Company
473,000 4.125%,  4/30/2028
h
404,415
Owens & Minor, Inc.
340,000 6.625%,  4/1/2030
h
299,200
PepsiCo, Inc.
585,000 4.200%,  7/18/2052 517,492
Performance Food Group, Inc.
298,000 4.250%,  8/1/2029
h
248,115
Perrigo Finance Unlimited
Company
768,000 4.375%,  3/15/2026 704,640
Pfizer, Inc.
1,232,000 2.700%,  5/28/2050 832,349
Pilgrim's Pride Corporation
477,000 3.500%,  3/1/2032
h
359,596
Post Holdings, Inc.
447,000 5.750%,  3/1/2027
h
426,353
186,000 5.625%,  1/15/2028
h
169,766
185,000 5.500%,  12/15/2029
h
159,933
397,000 4.500%,  9/15/2031
h
319,585
Primo Water Holdings, Inc.
410,000 4.375%,  4/30/2029
h
333,507
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 641,886
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
h
981,997
Scotts Miracle-Gro Company
306,000 4.500%,  10/15/2029 221,849
SEG Holding, LLC
740,000 5.625%,  10/15/2028
h
678,941
Simmons Foods, Inc.
812,000 4.625%,  3/1/2029
h
663,810
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
h
246,602
280,000 5.500%,  7/15/2030
h
218,941
Syneos Health, Inc.
560,000 3.625%,  1/15/2029
h
445,917
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,365,555
Takeda Pharmaceutical Company,
Ltd.
925,000 3.175%,  7/9/2050 613,644
Teleflex, Inc.
385,000 4.250%,  6/1/2028
h
334,861
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 203,066
337,000 6.250%,  2/1/2027
h
314,472
1,340,000 5.125%,  11/1/2027
h
1,202,365
255,000 6.125%,  10/1/2028
h
223,403
Teva Pharmaceutical Finance
Netherlands III BV
706,000 3.150%,  10/1/2026 579,273

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Consumer Non-Cyclical (0.6%) - continued
Thermo Fisher Scientific, Inc.
$ 625,000 2.000%,  10/15/2031 $ 492,672
TreeHouse Foods, Inc.
539,000 4.000%,  9/1/2028
f
429,793
United Natural Foods, Inc.
340,000 6.750%,  10/15/2028
h
310,964
Zoetis, Inc.
740,000 4.700%,  2/1/2043 647,760
Total 56,484,315
Energy (0.5%)
Antero Resources Corporation
412,000 5.375%,  3/1/2030
h
370,417
Archrock Partners, LP/Archrock
Partners Finance Corporation
570,000 6.250%,  4/1/2028
h
501,027
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
271,000 6.625%,  7/15/2026
h
252,708
BP Capital Markets America, Inc.
1,519,000 2.939%,  6/4/2051 964,699
700,000 3.543%,  4/6/2027 654,328
Buckeye Partners, LP
485,000 3.950%,  12/1/2026 423,007
Callon Petroleum Company
400,000 8.250%,  7/15/2025 388,871
217,000 7.500%,  6/15/2030
f,h
189,985
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 401,162
525,000 2.950%,  7/15/2030 431,960
Cheniere Corpus Christi Holdings,
LLC
375,000 2.742%,  12/31/2039 270,460
Cheniere Energy Partners, LP
197,000 3.250%,  1/31/2032 151,267
Cheniere Energy, Inc.
518,000 4.625%,  10/15/2028 475,177
Chesapeake Energy Corporation
715,000 6.750%,  4/15/2029
h
685,413
CNX Resources Corporation
330,000 6.000%,  1/15/2029
h
301,125
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
h
357,092
Continental Resources, Inc.
426,000 2.268%,  11/15/2026
h
363,529
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
h
319,140
CrownRock Finance, Inc.
473,000 5.625%,  10/15/2025
h
452,836
Devon Energy Corporation
1,756,000 4.500%,  1/15/2030 1,598,329
DT Midstream, Inc.
495,000 4.125%,  6/15/2029
h
418,275
165,000 4.375%,  6/15/2031
h
136,079
Enbridge, Inc.
1,400,000 2.500%,  2/14/2025 1,314,939
Endeavor Energy Resources, LP
457,000 5.750%,  1/30/2028
h
434,662
Energy Transfer, LP
950,000 4.000%,  10/1/2027 861,562
970,000 4.900%,  3/15/2035 815,110
800,000 5.150%,  2/1/2043 631,625
Principal
Amount Long-Term Fixed Income (21.6%) Value
Energy (0.5%) - continued
$ 1,100,000 6.000%,  6/15/2048 $ 950,390
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 532,663
Enterprise Products Operating,
LLC
1,250,000 3.300%,  2/15/2053 813,210
EQM Midstream Partners, LP
345,000 4.750%,  1/15/2031
h
273,844
EQT Corporation
923,000 6.125%,  2/1/2025 924,181
923,000 3.900%,  10/1/2027 839,928
Equinor ASA
750,000 3.000%,  4/6/2027 692,080
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,079,733
Ferrellgas, LP
339,000 5.375%,  4/1/2026
h
298,320
Halliburton Company
1,004,000 4.850%,  11/15/2035 875,892
615,000 5.000%,  11/15/2045 510,684
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
h
733,707
Hess Midstream Operations, LP
450,000 5.625%,  2/15/2026
h
427,165
236,000 5.500%,  10/15/2030
h
202,594
Hilcorp Energy I, LP/Hilcorp
Finance Company
540,000 5.750%,  2/1/2029
h
472,103
279,000 6.250%,  4/15/2032
h
247,141
Holly Energy Partners, LP/Holly
Energy Finance Corporation
282,000 6.375%,  4/15/2027
h
269,310
Howard Midstream Energy
Partners, LLC
503,000 6.750%,  1/15/2027
h
448,156
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
h
364,612
Laredo Petroleum, Inc.
810,000 7.750%,  7/31/2029
f,h
746,326
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,056,735
Marathon Petroleum Corporation
396,000 6.500%,  3/1/2041 392,137
MEG Energy Corporation
436,000 7.125%,  2/1/2027
h
442,540
MPLX, LP
746,000 4.875%,  6/1/2025 731,043
1,231,000 4.950%,  9/1/2032 1,118,339
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 327,159
Nabors Industries, Ltd.
630,000 7.250%,  1/15/2026
h
548,175
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 982,072
NuStar Logistics, LP
560,000 5.750%,  10/1/2025 518,991
Oasis Petroleum, Inc.
415,000 6.375%,  6/1/2026
h
394,250
Occidental Petroleum Corporation
185,000 8.500%,  7/15/2027 197,987
380,000 6.450%,  9/15/2036 380,000
ONEOK, Inc.
1,070,000 2.200%,  9/15/2025 972,815

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Energy (0.5%) - continued
Ovintiv Exploration, Inc.
$ 700,000 5.375%,  1/1/2026 $ 692,333
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
h
361,991
Range Resources Corporation
408,000 4.750%,  2/15/2030
f,h
353,830
Sabine Pass Liquefaction, LLC
2,050,000 4.500%,  5/15/2030 1,867,487
Schlumberger Holdings
Corporation
995,000 4.000%,  12/21/2025
h
959,229
SM Energy Company
375,000 6.625%,  1/15/2027 359,955
245,000 6.500%,  7/15/2028
f
232,829
Southwestern Energy Company
269,000 5.375%,  2/1/2029 243,929
360,000 5.375%,  3/15/2030 324,378
235,000 4.750%,  2/1/2032 196,954
Suburban Propane Partners, LP
740,000 5.875%,  3/1/2027 698,117
Sunoco, LP
545,000 5.875%,  3/15/2028 494,557
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
790,000 5.500%,  1/15/2028
h
674,309
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033 896,924
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
h
309,910
Transocean Proteus, Ltd.
144,000 6.250%,  12/1/2024
h
135,360
Transocean, Inc.
330,000 11.500%,  1/30/2027
h
305,230
USA Compression Partners, LP
456,000 6.875%,  4/1/2026 419,520
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
h
414,356
290,000 4.125%,  8/15/2031
h
240,546
W&T Offshore, Inc.
206,000 9.750%,  11/1/2023
h
201,919
Weatherford International, Ltd.
524,000 8.625%,  4/30/2030
h
456,322
Western Midstream Operating, LP
570,000 3.950%,  6/1/2025 535,800
320,000 5.500%,  8/15/2048 258,800
Williams Companies, Inc.
615,000 5.300%,  8/15/2052 535,286
1,015,000 7.500%,  1/15/2031 1,088,841
Total 47,187,778
Financials (1.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
137,000 7.000%,  11/15/2025
h
125,135
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,510,000 3.500%,  1/15/2025 1,419,010
1,250,000 3.875%,  1/23/2028 1,078,878
550,000 3.400%,  10/29/2033 399,046
Air Lease Corporation
1,500,000 3.000%,  2/1/2030 1,187,872
Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.7%) - continued
$ 459,000 2.875%,  1/15/2032 $ 345,951
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
h
611,864
Alliant Holdings Intermediate, LLC
261,000 6.750%,  10/15/2027
h
224,927
Ally Financial, Inc.
1,000,000 5.750%,  11/20/2025 969,896
1,000,000 8.000%,  11/1/2031 1,048,357
American Express Company
900,000 3.375%,  5/3/2024 877,577
1,200,000 2.250%,  3/4/2025 1,124,628
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 753,983
American International Group, Inc.
1,450,000 3.900%,  4/1/2026 1,384,109
AmWINS Group, Inc.
315,000 4.875%,  6/30/2029
h
261,470
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
b,h
579,268
Ares Capital Corporation
455,000 3.250%,  7/15/2025 415,607
1,100,000 3.875%,  1/15/2026 1,000,789
550,000 2.150%,  7/15/2026 460,940
Associated Banc-Corporation
750,000 4.250%,  1/15/2025 729,278
Australia and New Zealand
Banking Group, Ltd.
700,000 2.950%,  7/22/2030
b,h
636,064
Aviation Capital Group, LLC
1,000,000 5.500%,  12/15/2024
h
968,056
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
h
776,200
275,000 4.250%,  4/15/2026
h
246,584
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
h
850,727
Banco Santander SA
1,200,000 4.175%,  3/24/2028
b
1,081,345
Bank of America Corporation
575,000 1.734%,  7/22/2027
b
493,309
800,000 3.824%,  1/20/2028
b
736,353
500,000 2.087%,  6/14/2029
b
406,317
1,500,000 2.496%,  2/13/2031
b
1,183,594
1,475,000 1.922%,  10/24/2031
b
1,091,054
923,000 2.972%,  2/4/2033
b
721,556
1,844,000 4.571%,  4/27/2033
b
1,651,646
1,230,000 3.846%,  3/8/2037
b
992,367
Bank of Montreal
917,000 1.500%,  1/10/2025 843,445
Barclays plc
1,290,000 4.972%,  5/16/2029
b
1,160,880
900,000 5.746%,  8/9/2033
b
817,599
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 790,928
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025 831,212
BNP Paribas SA
1,538,000 3.132%,  1/20/2033
b,h
1,166,704
BPCE SA
1,091,000 3.500%,  10/23/2027
h
959,229
Brookfield Property REIT, Inc.
273,000 5.750%,  5/15/2026
h
246,797

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.7%) - continued
Camden Property Trust
$ 1,800,000 3.150%,  7/1/2029 $ 1,572,208
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,057,669
920,000 2.636%,  3/3/2026
b
854,820
Centene Corporation
370,000 4.250%,  12/15/2027 338,439
348,000 4.625%,  12/15/2029 312,713
730,000 3.000%,  10/15/2030 578,116
300,000 2.500%,  3/1/2031 226,134
1,000,000 2.625%,  8/1/2031 753,673
Charles Schwab Corporation
1,535,000 2.450%,  3/3/2027 1,377,512
Chubb INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 941,573
Citigroup, Inc.
827,000 0.981%,  5/1/2025
b
766,250
1,515,000 4.400%,  6/10/2025 1,472,470
607,000 1.281%,  11/3/2025
b
554,488
745,000 3.200%,  10/21/2026 682,470
1,094,000 3.668%,  7/24/2028
b
984,903
490,000 4.125%,  7/25/2028 442,032
915,000 3.520%,  10/27/2028
b
816,758
1,308,000 4.910%,  5/24/2033
b
1,203,354
Coinbase Global, Inc.
138,000 3.625%,  10/1/2031
h
76,515
Commerzbank AG
1,350,000 8.125%,  9/19/2023
h
1,330,400
Corebridge Financial, Inc.
1,230,000 4.400%,  4/5/2052
h
934,868
462,000 4.350%,  4/5/2042
h
355,445
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
*
576,992
Credit Agricole SA
625,000 6.875%,  9/23/2024
b,h,l
575,637
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,h,l
688,425
1,800,000 2.193%,  6/5/2026
b,h
1,565,079
Danske Bank AS
450,000 0.976%,  9/10/2025
b,h
407,480
900,000 3.244%,  12/20/2025
b,h
836,672
Deutsche Bank AG
137,000 4.296%,  5/24/2028
b
122,181
1,175,000 3.729%,  1/14/2032
b
791,301
Discover Bank
1,670,000 4.682%,  8/9/2028
b
1,601,379
Drawbridge Special Opportunities
Fund, LP
750,000 3.875%,  2/15/2026
h
680,767
Duke Realty, LP
925,000 2.875%,  11/15/2029 787,698
Elevance Health Inc.
1,185,000 3.125%,  5/15/2050 783,814
820,000 4.625%,  5/15/2042 707,713
EPR Properties
405,000 4.950%,  4/15/2028 348,589
621,000 3.600%,  11/15/2031 443,679
ERP Operating, LP
337,000 3.375%,  6/1/2025 320,401
First Horizon Bank
250,000 5.750%,  5/1/2030 242,530
First Horizon National Corporation
1,000,000 4.000%,  5/26/2025 964,192
Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.7%) - continued
First-Citizens Bank & Trust
Company
$ 750,000 6.125%,  3/9/2028 $ 744,462
Fortress Transportation and
Infrastructure Investors, LLC
346,000 6.500%,  10/1/2025
h
325,037
171,000 9.750%,  8/1/2027
h
167,205
FS KKR Capital Corporation
961,000 4.250%,  2/14/2025
h
891,404
1,300,000 3.400%,  1/15/2026 1,147,032
Genworth Mortgage Holdings, Inc.
257,000 6.500%,  8/15/2025
h
245,612
Global Net Lease, Inc.
695,000 3.750%,  12/15/2027
h
542,113
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 982,568
785,000 1.948%,  10/21/2027
b
671,303
275,000 1.992%,  1/27/2032
b
203,311
2,769,000 3.102%,  2/24/2033
b
2,199,291
1,130,000 4.750%,  10/21/2045 942,252
HCP, Inc.
205,000 3.400%,  2/1/2025 196,393
HSBC Holdings plc
1,134,000 1.162%,  11/22/2024
b
1,071,594
1,850,000 3.803%,  3/11/2025
b
1,788,176
1,100,000 2.999%,  3/10/2026
b
1,017,069
710,000 3.900%,  5/25/2026 665,425
900,000 5.402%,  8/11/2033
b
800,274
HUB International, Ltd.
184,000 7.000%,  5/1/2026
h
174,508
323,000 5.625%,  12/1/2029
h
269,705
Humana, Inc.
375,000 2.150%,  2/3/2032 284,957
Icahn Enterprises, LP
466,000 4.750%,  9/15/2024 435,971
485,000 6.375%,  12/15/2025 459,574
635,000 5.250%,  5/15/2027 555,949
Intercontinental Exchange, Inc.
575,000 4.950%,  6/15/2052 507,570
616,000 4.350%,  6/15/2029 583,009
Intesa Sanpaolo SPA
137,000 5.017%,  6/26/2024
h
127,741
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 551,665
iStar, Inc.
625,000 4.250%,  8/1/2025 606,280
J.P. Morgan Chase & Company
445,000 3.125%,  1/23/2025 426,650
500,000 0.824%,  6/1/2025
b
462,883
889,000 1.561%,  12/10/2025
b
815,197
850,000 1.040%,  2/4/2027
b
722,275
720,000 1.578%,  4/22/2027
b
621,579
1,230,000 2.947%,  2/24/2028
b
1,087,591
1,475,000 4.203%,  7/23/2029
b
1,342,148
900,000 2.522%,  4/22/2031
b
711,415
1,100,000 1.953%,  2/4/2032
b
813,704
1,229,000 4.586%,  4/26/2033
b
1,105,870
923,000 4.912%,  7/25/2033
b
851,150
1,265,000 3.882%,  7/24/2038
b
987,951
Jefferies Finance, LLC
293,000 5.000%,  8/15/2028
h
216,087
KeyCorp
450,000 3.878%,  5/23/2025
b
438,152

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.7%) - continued
Kimco Realty Corporation
$ 1,142,000 3.300%,  2/1/2025 $ 1,097,072
Lloyds Banking Group plc
1,950,000 3.870%,  7/9/2025
b
1,880,213
LPL Holdings, Inc.
410,000 4.000%,  3/15/2029
h
351,649
Macquarie Group, Ltd.
1,103,000 1.201%,  10/14/2025
b,h
1,004,075
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
*
696,344
Mitsubishi UFJ Financial Group,
Inc.
835,000 0.962%,  10/11/2025
b
760,328
1,750,000 2.048%,  7/17/2030 1,333,821
Molina Healthcare, Inc.
670,000 4.375%,  6/15/2028
h
604,675
Morgan Stanley
900,000 2.630%,  2/18/2026
b
838,514
600,000 2.188%,  4/28/2026
b
550,366
1,925,000 4.350%,  9/8/2026 1,833,418
1,244,000 3.591%,  7/22/2028
b
1,119,090
1,600,000 3.622%,  4/1/2031
b
1,382,767
1,076,000 5.297%,  4/20/2037
b
966,848
825,000 2.802%,  1/25/2052
b
498,050
MPT Operating Partnership, LP
467,000 4.625%,  8/1/2029 375,734
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 491,925
Nationstar Mortgage Holdings,
Inc.
341,000 6.000%,  1/15/2027
h
291,129
NatWest Group plc
1,250,000 4.445%,  5/8/2030
b
1,096,874
Navient Corporation
340,000 5.500%,  1/25/2023 338,112
160,000 5.000%,  3/15/2027 130,866
Necessity Retail REIT, Inc.
598,000 4.500%,  9/30/2028
h
445,665
Northern Trust Corporation
1,308,000 4.000%,  5/10/2027 1,261,273
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 634,821
875,000 3.375%,  2/1/2031 667,094
OneMain Finance Corporation
705,000 6.875%,  3/15/2025 662,594
417,000 7.125%,  3/15/2026 375,885
272,000 6.625%,  1/15/2028 233,376
Owl Rock Capital Corporation
250,000 4.250%,  1/15/2026 228,636
Owl Rock Core Income
Corporation
769,000 4.700%,  2/8/2027 673,550
Owl Rock Technology Finance
Corporation
250,000 4.750%,  12/15/2025
h
225,033
Park Intermediate Holdings, LLC
364,000 4.875%,  5/15/2029
h
294,840
PennyMac Financial Services, Inc.
255,000 4.250%,  2/15/2029
h
181,638
Pine Street Trust I
923,000 4.572%,  2/15/2029
h
849,971
Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.7%) - continued
PNC Financial Services Group,
Inc.
$ 1,230,000 4.626%,  6/6/2033
b
$ 1,097,249
PRA Group, Inc.
253,000 7.375%,  9/1/2025
h
244,762
Principal Life Global Funding II
825,000 1.250%,  8/16/2026
h
707,556
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
b
1,014,320
500,000 3.700%,  3/13/2051 367,689
Radian Group, Inc.
340,000 4.875%,  3/15/2027 301,407
Realty Income Corporation
1,300,000 4.125%,  10/15/2026 1,244,585
1,100,000 2.850%,  12/15/2032 880,491
Regency Centers, LP
1,100,000 4.125%,  3/15/2028 1,010,146
Reinsurance Group of America,
Inc.
1,100,000 4.700%,  9/15/2023 1,096,211
RLJ Lodging Trust, LP
172,000 3.750%,  7/1/2026
h
146,898
Rocket Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
h
338,646
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
b
831,368
Service Properties Trust
195,000 4.650%,  3/15/2024 180,375
458,000 7.500%,  9/15/2025 428,230
260,000 5.500%,  12/15/2027 211,190
Simon Property Group, LP
1,125,000 3.800%,  7/15/2050 788,499
SLM Corporation
180,000 4.200%,  10/29/2025 161,132
Societe Generale SA
1,122,000 4.750%,  11/24/2025
h
1,060,742
Spirit Realty, LP
1,250,000 2.100%,  3/15/2028 993,261
Standard Chartered plc
1,847,000 1.822%,  11/23/2025
b,h
1,675,202
State Street Corporation
465,000 4.421%,  5/13/2033
b
429,026
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,037,135
850,000 1.710%,  1/12/2031 618,739
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.800%,  9/16/2024
h
916,229
Synchrony Financial
590,000 4.250%,  8/15/2024 575,279
UBS Group AG
900,000 4.488%,  5/12/2026
b,h
867,414
550,000 4.703%,  8/5/2027
b,h
521,401
UDR, Inc.
875,000 2.100%,  8/1/2032 631,818
United Wholesale Mortgage, LLC
268,000 5.500%,  4/15/2029
h
203,680
UnitedHealth Group, Inc.
923,000 4.750%,  5/15/2052 825,540
308,000 4.950%,  5/15/2062 274,212
1,450,000 4.625%,  7/15/2035 1,334,050
USIS Merger Sub, Inc.
137,000 6.875%,  5/1/2025
h
131,696

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Financials (1.7%) - continued
Wells Fargo & Company
$ 1,320,000 3.000%,  2/19/2025 $ 1,254,665
125,000 3.000%,  4/22/2026 114,540
1,475,000 3.000%,  10/23/2026 1,336,929
923,000 3.526%,  3/24/2028
b
835,977
1,400,000 2.393%,  6/2/2028
b
1,200,637
1,180,000 4.900%,  11/17/2045 965,024
Welltower, Inc.
750,000 2.050%,  1/15/2029 602,419
Willis North America, Inc.
1,231,000 4.650%,  6/15/2027 1,168,964
XHR, LP
110,000 6.375%,  8/15/2025
h
105,569
189,000 4.875%,  6/1/2029
h
155,833
Total 148,750,973
Foreign Government (<0.1%)
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
h
835,537
Total 835,537
Mortgage-Backed Securities (4.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
23,594,947 2.500%,  5/1/2051 19,966,101
21,410,308 3.500%,  6/1/2052 19,305,671
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
6,684,068 2.500%,  7/1/2030 6,202,436
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
600,000 2.500%,  10/1/2037
e
542,953
11,750,000 3.500%,  10/1/2037
e
11,103,750
3,500,000 4.000%,  10/1/2037
e
3,376,406
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
9,801,426 3.500%,  5/1/2040
e
9,078,254
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
23,232,977 3.000%,  1/1/2052 20,314,011
11,552,546 2.500%,  2/1/2051 9,760,068
31,410,580 2.000%,  3/1/2051 25,580,648
23,707,877 3.000%,  3/1/2052 20,701,316
19,345,533 2.000%,  4/1/2051 15,746,948
19,981,266 2.500%,  4/1/2051 16,889,641
13,809,224 3.000%,  4/1/2051 12,094,929
14,554,179 3.000%,  5/1/2050 12,802,458
17,777,422 2.500%,  7/1/2051 15,008,103
24,028,485 2.000%,  8/1/2051 19,556,966
8,819,289 3.500%,  9/1/2052 7,966,314
13,970,000 2.000%,  10/1/2052
e
11,308,060
14,860,000 2.500%,  10/1/2052
e
12,464,696
30,126,447 2.500%,  12/1/2051 25,368,044
40,200,000 4.000%,  10/1/2048
e
37,299,633
14,575,000 4.500%,  10/1/2048
e
13,883,826
11,850,000 5.000%,  10/1/2048
e
11,542,701
29,325,000 3.000%,  10/1/2049
e
25,518,477
25,825,000 3.500%,  10/1/2049
e
23,240,482
Principal
Amount Long-Term Fixed Income (21.6%) Value
Mortgage-Backed Securities (4.7%) - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 6,376,511 3.500%,  7/1/2061 $ 5,765,965
Total 412,388,857
Technology (0.4%)
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052 519,926
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 765,712
Apple, Inc.
1,077,000 2.650%,  2/8/2051 707,086
2,570,000 3.750%,  9/12/2047 2,077,538
Black Knight InfoServ, LLC
593,000 3.625%,  9/1/2028
h
503,196
Broadcom, Inc.
604,000 3.469%,  4/15/2034
h
453,153
1,231,000 3.137%,  11/15/2035
h
862,561
1,350,000 3.187%,  11/15/2036
h
923,327
600,000 4.926%,  5/15/2037
h
494,743
CommScope Technologies
Finance, LLC
425,000 6.000%,  6/15/2025
h
377,591
CommScope, Inc.
385,000 7.125%,  7/1/2028
f,h
297,185
Dell International, LLC
2,222,000 6.020%,  6/15/2026 2,230,950
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 863,365
1,150,000 2.650%,  6/1/2030 932,365
Gartner, Inc.
325,000 3.625%,  6/15/2029
h
270,563
605,000 3.750%,  10/1/2030
h
495,280
Global Payments, Inc.
923,000 5.300%,  8/15/2029 868,031
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
h
468,249
750,000 5.250%,  7/15/2030
h
620,603
585,000 4.500%,  2/15/2031
h
452,310
KLA Corporation
923,000 3.300%,  3/1/2050 648,327
Lam Research Corporation
1,500,000 2.875%,  6/15/2050 978,023
Mastercard, Inc.
1,070,000 3.950%,  2/26/2048 883,334
Microchip Technology, Inc.
500,000 0.983%,  9/1/2024 460,239
Microsoft Corporation
700,000 3.041%,  3/17/2062 477,623
1,130,000 3.700%,  8/8/2046 936,361
Minerva Merger Sub, Inc.
480,000 6.500%,  2/15/2030
f,h
379,474
MSCI, Inc.
465,000 4.000%,  11/15/2029
h
401,621
NCR Corporation
1,020,000 6.125%,  9/1/2029
h
878,236
Nielsen Finance, LLC
450,000 4.500%,  7/15/2029
h
448,009
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 463,581

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Technology (0.4%) - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 480,000 4.300%,  6/18/2029 $ 429,822
480,000 3.250%,  5/11/2041 314,813
Open Text Corporation
675,000 4.125%,  2/15/2030
h
539,062
Oracle Corporation
1,815,000 3.850%,  7/15/2036 1,358,168
1,250,000 4.000%,  7/15/2046 844,777
PTC, Inc.
300,000 3.625%,  2/15/2025
h
279,458
270,000 4.000%,  2/15/2028
h
236,138
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
h
253,770
Seagate HDD Cayman
810,000 3.125%,  7/15/2029 593,511
670,000 3.375%,  7/15/2031 467,791
Sensata Technologies, Inc.
393,000 3.750%,  2/15/2031
h
309,568
Shift4 Payments, LLC
190,000 4.625%,  11/1/2026
h
173,256
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
h
1,021,657
Switch, Ltd.
570,000 3.750%,  9/15/2028
h
566,438
Texas Instruments, Inc.
1,005,000 4.150%,  5/15/2048 856,922
VeriSign, Inc.
400,000 4.750%,  7/15/2027 384,797
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
h
316,832
Visa, Inc.
1,230,000 2.000%,  8/15/2050 704,022
1,500,000 2.700%,  4/15/2040 1,084,350
VMware, Inc.
825,000 4.650%,  5/15/2027 788,013
900,000 2.200%,  8/15/2031 655,079
Total 34,316,806
Transportation (0.2%)
Air Canada Pass Through Trust
249,321 3.875%,  3/15/2023
h
246,266
Allegiant Travel Company
310,000 7.250%,  8/15/2027
h
292,175
American Airlines, Inc.
710,000 11.750%,  7/15/2025
h
741,481
1,166,000 5.500%,  4/20/2026
h
1,095,072
Avis Budget Car Rental, LLC
450,000 5.375%,  3/1/2029
f,h
369,515
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 472,820
1,120,000 5.750%,  5/1/2040 1,133,585
625,000 4.450%,  3/15/2043 541,172
Canadian Pacific Railway
Company
852,000 3.100%,  12/2/2051 559,296
568,000 3.000%,  12/2/2041 402,278
CSX Corporation
900,000 3.800%,  4/15/2050 679,436
Delta Air Lines, Inc.
452,000 7.000%,  5/1/2025
h
454,916
86,000 7.375%,  1/15/2026 86,935
Principal
Amount Long-Term Fixed Income (21.6%) Value
Transportation (0.2%) - continued
$ 1,580,000 4.750%,  10/20/2028
h
$ 1,471,542
Hawaiian Brand Intellectual
Property, Ltd.
97,000 5.750%,  1/20/2026
h
85,553
Hertz Corporation
323,000 4.625%,  12/1/2026
h
262,393
388,000 5.000%,  12/1/2029
h
288,575
Kansas City Southern
615,000 4.700%,  5/1/2048 526,698
Mileage Plus Holdings, LLC
1,462,050 6.500%,  6/20/2027
h
1,431,025
Ryder System, Inc.
615,000 2.850%,  3/1/2027
f
551,293
Southwest Airlines Company
960,000 2.625%,  2/10/2030 770,084
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 745,213
United Airlines, Inc.
377,000 4.375%,  4/15/2026
h
336,473
315,000 4.625%,  4/15/2029
h
260,644
VistaJet Malta Finance plc
420,000 6.375%,  2/1/2030
h
343,350
Total 14,147,790
U.S. Government & Agencies (7.6%)
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 3,564,023
9,660,000 1.625%,  11/15/2050 5,997,502
7,285,000 2.250%,  11/15/2027 6,666,060
72,550,000 2.875%,  5/15/2028 68,185,664
19,150,000 5.250%,  11/15/2028 20,358,096
13,650,000 1.625%,  8/15/2029 11,771,525
3,250,000 1.500%,  2/15/2030 2,758,184
3,750,000 0.875%,  11/15/2030 2,987,402
270,000 1.375%,  11/15/2031 219,375
13,950,000 2.875%,  5/15/2032 12,897,211
2,975,000 4.375%,  5/15/2040 3,129,561
44,475,000 1.375%,  11/15/2040 28,750,655
1,340,000 3.000%,  5/15/2042 1,139,837
5,750,000 3.250%,  5/15/2042 5,103,125
68,726,000 2.500%,  5/15/2046 52,094,845
46,100,000 2.875%,  5/15/2049 38,421,469
U.S. Treasury Notes
4,910,000 2.500%,  3/31/2023 4,878,354
9,350,000 0.125%,  4/30/2023 9,140,721
39,520,000 0.125%,  7/31/2023 38,198,550
21,560,000 0.125%,  8/31/2023 20,760,764
22,900,000 0.125%,  10/15/2023 21,935,695
14,890,000 0.750%,  12/31/2023 14,254,267
82,550,000 2.500%,  1/31/2024 80,592,662
25,885,000 2.125%,  7/31/2024 24,903,190
28,665,000 2.250%,  11/15/2024 27,496,005
19,170,000 2.125%,  11/30/2024 18,323,824
52,575,000 2.625%,  1/31/2026 49,966,787
2,300,000 0.500%,  2/28/2026 2,029,480
90,300,000 2.500%,  2/28/2026 85,347,609
1,500,000 0.750%,  1/31/2028 1,262,754
Total 663,135,196
Utilities (0.4%)
AES Corporation
1,227,000 3.950%,  7/15/2030
h
1,050,680

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.6%) Value
Utilities (0.4%) - continued
Ameren Illinois Company
$ 830,000 4.500%,  3/15/2049 $ 708,627
American Electric Power
Company, Inc.
518,000 2.031%,  3/15/2024 495,759
Appalachian Power Company
750,000 3.300%,  6/1/2027 688,828
Berkshire Hathaway Energy
Company
1,229,000 4.600%,  5/1/2053
h
1,034,782
1,165,000 4.500%,  2/1/2045 971,948
Calpine Corporation
370,000 4.500%,  2/15/2028
h
325,966
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 577,025
CenterPoint Energy, Inc.
600,000 2.500%,  9/1/2024 570,905
270,000 4.250%,  11/1/2028 246,468
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 769,478
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 479,750
1,250,000 4.125%,  5/15/2049 970,097
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,021,858
DTE Electric Company
965,000 3.700%,  3/15/2045 743,988
475,000 3.700%,  6/1/2046 365,161
DTE Energy Company
275,000 4.220%,  11/1/2024 269,618
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 813,783
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 965,755
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,161,357
Edison International
725,000 5.750%,  6/15/2027 709,892
Exelon Corporation
585,000 4.700%,  4/15/2050 489,231
983,000 4.450%,  4/15/2046 802,368
ITC Holdings Corporation
216,000 4.050%,  7/1/2023 214,268
760,000 5.300%,  7/1/2043 674,613
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
h
357,038
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 958,540
National Rural Utilities Cooperative
Finance Corporation
1,050,000 3.700%,  3/15/2029 960,803
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
h
673,400
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 833,085
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 981,241
NRG Energy, Inc.
790,000 3.375%,  2/15/2029
h
639,616
Principal
Amount Long-Term Fixed Income (21.6%) Value
Utilities (0.4%) - continued
$ 923,000 4.450%,  6/15/2029
h
$ 800,611
240,000 5.250%,  6/15/2029
h
210,000
Pacific Gas and Electric Company
900,000 3.300%,  12/1/2027 758,200
718,000 4.550%,  7/1/2030 615,282
PG&E Corporation
471,000 5.000%,  7/1/2028
f
405,039
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 437,654
Public Service Company of
Colorado
923,000 4.500%,  6/1/2052 799,730
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 752,161
Southern California Edison
Company
1,500,000 4.000%,  4/1/2047 1,092,857
Southern Company
308,000 4.475%,  8/1/2024 304,127
843,000 3.250%,  7/1/2026 780,955
1,231,000 5.113%,  8/1/2027 1,198,152
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 487,455
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 445,765
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
h
660,773
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 734,411
Vistra Operations Company, LLC
875,000 5.125%,  5/13/2025
h
847,132
550,000 5.000%,  7/31/2027
h
496,788
Xcel Energy, Inc.
693,000 4.600%,  6/1/2032 642,275
Total 34,995,295
Total Long-Term Fixed Income
(cost $2,104,946,165) 1,881,262,277
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
81,644,879 Thrivent Cash Management Trust 81,644,879
Total Collateral Held for
Securities Loaned
(cost $81,644,879) 81,644,879
Shares or
Principal
Amount Short-Term Investments ( 12.9% ) Value
Federal Home Loan Bank Discount
Notes
6,100,000 2.403%, 10/14/2022
m,n
6,094,358
300,000 2.520%, 10/19/2022
m,n
299,602
17,200,000 2.601%, 10/28/2022
m,n
17,163,884
100,000 2.950%, 11/9/2022
m,n
99,677
4,900,000 2.900%, 11/18/2022
m,n
4,880,318
4,800,000 2.950%, 11/30/2022
m,n
4,775,380
20,100,000 3.440%, 12/21/2022
m,n
19,950,101

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (12.9%) Value
Thrivent Core Short-Term Reserve
Fund
105,106,381 3.170% $ 1,051,063,815
U.S. Treasury Bills
600,000 2.532%, 10/25/2022
m
599,071
19,400,000 2.625%, 11/17/2022
m,o,p
19,330,888
Total Short-Term Investments
(cost $1,124,135,383) 1,124,257,094
Total Investments (cost
$8,948,098,647) 103.1% $8,982,887,221
Other Assets and Liabilities, Net
(3.1%) (272,927,962)
Total Net Assets 100.0% $8,709,959,259
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $356,904,268 or
4.1% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At September 30, 2022, $6,569,712 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderate Allocation Portfolio as of September 30, 2022
was $1,273,336 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 595,322
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 1,140,996
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 10,793,566
Common Stock 68,062,300
Total lending $78,855,866
Gross amount payable upon return of
collateral for securities loaned $81,644,879
Net amounts due to counterparty $2,789,013
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 17,374,518 – 15,037,439 2,337,079
Capital Goods 23,437,595 – 17,357,595 6,080,000
Communications Services 26,151,581 – 24,022,724 2,128,857
Consumer Cyclical 16,097,381 – 16,097,381 –
Consumer Non-Cyclical 14,722,479 – 13,123,100 1,599,379
Energy 4,376,312 – 4,376,312 –
Financials 5,970,559 – 5,465,509 505,050
Technology 6,966,747 – 6,195,787 770,960
Transportation 8,414,748 – 8,068,451 346,297
Utilities 3,075,044 – 3,075,044 –
Registered Investment Companies
Unaffiliated 73,370,480 73,370,480 – –
Affiliated 2,860,146,998 2,732,252,431 127,894,567 –
Common Stock
Communications Services 178,718,365 178,544,850 173,515 –
Consumer Discretionary 301,104,895 301,104,895 – –
Consumer Staples 104,836,705 104,836,705 – –
Energy 95,108,689 95,108,689 – –
Financials 297,732,856 294,827,090 2,905,766 –
Health Care 351,825,614 351,825,614 – –
Industrials 308,857,242 308,286,335 570,907 –
Information Technology 541,162,663 537,523,638 3,639,025 –
Materials 84,270,294 83,871,652 398,642 –
Real Estate 83,446,131 83,446,131 – –
Utilities 54,187,754 54,187,754 – –
Long-Term Fixed Income
Asset-Backed Securities 111,446,045 – 108,066,768 3,379,277
Basic Materials 16,200,323 – 16,200,323 –
Capital Goods 35,661,552 – 35,661,552 –
Collateralized Mortgage Obligations 111,294,448 – 106,878,647 4,415,801
Commercial Mortgage-Backed Securities 83,319,753 – 83,319,753 –
Communications Services 53,603,942 – 53,603,942 –
Consumer Cyclical 57,493,667 – 57,493,667 –
Consumer Non-Cyclical 56,484,315 – 56,484,315 –
Energy 47,187,778 – 47,187,778 –
Financials 148,750,973 – 148,750,973 –
Foreign Government 835,537 – 835,537 –
Mortgage-Backed Securities 412,388,857 – 412,388,857 –
Technology 34,316,806 – 34,316,806 –
Transportation 14,147,790 – 14,147,790 –
U.S. Government & Agencies 663,135,196 – 663,135,196 –
Utilities 34,995,295 – 34,995,295 –
Short-Term Investments 73,193,279 – 73,193,279 –
Subtotal Investments in Securities $7,415,811,206 $5,199,186,264 $2,195,062,242 $21,562,700
Other Investments  * Total
Affiliated Short-Term Investments 1,051,063,815
Affiliated Registered Investment Companies 434,367,321
Collateral Held for Securities Loaned 81,644,879
Subtotal Other Investments $1,567,076,015
Total Investments at Value $8,982,887,221
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 82,003,995 82,003,995 – –
Credit Default Swaps 280,981 – 280,981 –
Total Asset Derivatives $82,284,976 $82,003,995 $280,981 $–
Liability Derivatives
Futures Contracts 130,856,042 130,856,042 – –
Credit Default Swaps 107,222 – 107,222 –
Total Liability Derivatives $130,963,264 $130,856,042 $107,222 $–
The following table presents Moderate Allocation Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$54,061,321 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 633 December 2022 $ 74,522,951 ( $ 3,587,388)
CBOT 2-Yr. U.S. Treasury Note 529 December 2022 110,413,568 (1,761,924)
CBOT 5-Yr. U.S. Treasury Note 492 December 2022 54,713,475 (1,819,632)
CBOT U.S. Long Bond 293 December 2022 40,123,645 (3,086,614)
CME E-mini S&P 500 Index 5,556 December 2022 1,112,257,804 (111,761,104)
CME Ultra Long Term U.S. Treasury Bond 575 December 2022 84,944,681 (6,169,681)
Ultra 10-Yr. U.S. Treasury Note 384 December 2022 48,167,700 (2,669,699)
Total Futures Long Contracts $ 1,525,143,824 ( $ 130,856,042)
CBOT 2-Yr. U.S. Treasury Note (11) December 2022 ( $ 2,296,136) $ 36,839
CBOT 5-Yr. U.S. Treasury Note (160) December 2022 (17,822,082) 620,832
CME E-mini Russell 2000 Index (2,572) December 2022 (238,177,264) 23,440,984
CME E-mini S&P Mid-Cap 400 Index (1,675) December 2022 (411,769,429) 41,895,929
ICE mini MSCI EAFE Index (1,002) December 2022 (92,441,995) 9,245,935
ICE US mini MSCI Emerging Markets Index (2,467) December 2022 (114,263,001) 6,763,476
Total Futures Short Contracts ( $ 876,769,907) $82,003,995
Total Futures Contracts $ 648,373,917 ($48,852,047)

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderate Allocation Portfolio's swaps contracts held as of September 30, 2022. Investments totaling $9,964,375 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 15,300,000 $ – ( $ 107,222) ( $ 107,222)
CDX HY 39, 5 Year, at 5.00%, Quarterly Sell 12/20/2027 (98,090,000) – 280,981 280,981
Total Credit Default Swaps $– $173,759 $173,759
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $226,029 $7,362 $30,255 $148,650 20,996 1.7%
Core Emerging Markets Equity 60,291 – – 43,493 5,656 0.5
Core Low Volatility Equity 291,498 – – 242,224 21,802 2.8
Core Small Cap Value – 143,540 – 127,895 15,446 1.4
Global Stock 526,874 60,836 – 389,996 37,480 4.5
High Yield 150,776 4,510 32,500 100,716 26,146 1.2
Income 515,935 22,601 96,000 336,023 40,736 3.9
International Allocation 463,985 43,550 – 328,734 45,965 3.8
International Index 66,527 1,680 – 48,142 4,933 0.6
Large Cap Value 940,263 79,310 – 798,769 42,925 9.1
Limited Maturity Bond 272,430 3,798 64,225 195,731 21,134 2.2
Mid Cap Stock 577,438 80,205 57,000 397,453 23,403 4.5
Small Cap Stock 167,802 27,519 – 136,690 8,229 1.6
Total Affiliated Registered Investment
Companies 4,259,848 3,294,516 37.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 1,541,687 2,008,334 2,498,957 1,051,064 105,106 12.1
Total Affiliated Short-Term Investments 1,541,687 1,051,064 12.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 38,431 1,312,345 1,269,131 81,645 81,645 0.9
Total Collateral Held for Securities Loaned 38,431 81,645 0.9
Total Value $5,839,966 $4,427,225

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($4,386) ($50,100) $ – $7,363
Core Emerging Markets Equity – (16,798) – –
Core Low Volatility Equity – (49,274) – –
Core Small Cap Value Fund – (15,645) – –
Global Stock – (197,714) 55,846 4,989
High Yield (3,077) (18,993) – 4,507
Income (945) (105,568) 12,495 10,103
International Allocation – (178,801) 32,848 10,702
International Index – (20,065) 175 1,504
Large Cap Value – (220,804) 67,860 11,451
Limited Maturity Bond (512) (15,760) 697 3,102
Mid Cap Stock 16,156 (219,346) 78,803 1,401
Small Cap Stock – (58,631) 27,013 507
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% – – – 12,318
Total Income/Non Income Cash from Affiliated
Investments $67,947
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 197
Total Affiliated Income from Securities Loaned, Net $197
Total Value $7,236 ($1,167,499) $ 275,737

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 611,925
8.365%,  (LIBOR 1M +
5.250%), 11/1/2028
b
$ 547,673
Gemini HDPE, LLC, Term Loan
402,775
5.810%,  (LIBOR 3M +
3.000%), 12/31/2027
b
384,650
Grinding Media, Inc., Term Loan
618,750
7.509%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
550,688
Groupe Solmax, Inc., Term Loan
540,873
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
477,320
Herens US Holdco Corporation,
Term Loan
562,907
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
499,580
Hyperion Materials &
Technologies, Inc., Term Loan
372,187
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
346,134
INEOS US Petrochem, LLC, Term
Loan
478,937
5.865%,  (LIBOR 1M +
2.750%), 1/29/2026
b
445,613
Innophos Holdings, Inc., Term
Loan
297,375
6.365%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
287,339
Lummus Technology Holdings V,
LLC, Term Loan
1,016,929
6.615%,  (LIBOR 1M +
3.500%), 6/30/2027
b
919,049
Momentive Performance Materials
USA, LLC, Term Loan
327,015
6.370%,  (LIBOR 1M +
3.250%), 5/15/2024
b
316,796
Nouryon USA, LLC, Term Loan
551,721
5.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
516,549
Spectrum Group Buyer, Inc., Term
Loan
640,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
613,798
Tronox Finance, LLC, Term Loan
260,192
5.830%,  (LIBOR 1M +
2.250%), 3/11/2028
b
246,597
Venator Finance SARL, Term Loan
338,760
6.115%,  (LIBOR 1M +
3.000%), 8/8/2024
b
293,451
Total 6,445,237
Capital Goods (0.1%)
ACProducts Holdings, Inc., Term
Loan
407,586
7.325%,  (LIBOR 3M +
4.250%), 5/17/2028
b
299,181
Advanced Drainage Systems, Inc.,
Term Loan
103,273
4.862%,  (LIBOR 1M +
2.250%), 9/24/2026
b
103,273
AZZ, Inc., Term Loan
139,606
7.133%,  (TSFR1M +
4.250%), 5/13/2029
b
135,651
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.1%) - continued
Bingo Industries, Ltd., Term Loan
$ 222,750
7.174%,  (LIBOR 3M +
3.500%), 8/9/2028
b
$ 200,197
BW Holding, Inc., Term Loan
617,931
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c
568,497
CP Atlas Buyer, Inc., Term Loan
369,473
6.615%,  (LIBOR 1M +
3.750%), 11/23/2027
b
320,333
EnergySolutions, LLC, Term Loan
287,686
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
265,661
Foley Products Company, LLC,
Term Loan
520,339
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
491,720
GFL Environmental, Inc., Term
Loan
437,213
5.806%,  (LIBOR 3M +
3.000%), 5/31/2025
b
431,913
Graham Packaging Company,
Inc., Term Loan
448,175
6.115%,  (LIBOR 1M +
3.000%), 8/4/2027
b
426,008
LABL, Inc., Term Loan
148,875
8.115%,  (LIBOR 1M +
5.000%), 10/29/2028
b
133,871
LRS Holdings, LLC, Term Loan
295,765
7.365%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
279,498
LTR Intermediate Holdings, Inc.,
Term Loan
324,535
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
294,785
Mauser Packaging Solutions
Holding Company, Term Loan
504,191
5.814%,  (LIBOR 1M +
3.250%), 4/3/2024
b
468,585
Pactiv Evergreen Group Holdings,
Inc., Term Loan
358,613
6.365%,  (LIBOR 1M +
3.250%), 2/5/2026
b
342,410
Quikrete Holdings Inc., Term Loan
368,150
6.115%,  (LIBOR 1M +
3.000%), 3/18/2029
b
353,579
Secure Acquisition, Inc., Delayed
Draw
48,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
44,880
Secure Acquisition, Inc., Term
Loan
320,390
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
299,565
Smyrna Ready Mix Concrete, LLC,
Term Loan
444,885
7.384%,  (TSFR1M +
4.250%), 4/1/2029
b,c
423,753
Tiger Acquisition, LLC, Term Loan
198,000
6.365%,  (LIBOR 1M +
3.250%), 6/1/2028
b
182,655
TricorBraun Holdings, Inc., Term
Loan
563,045
6.365%,  (LIBOR 1M +
3.250%), 3/3/2028
b
527,713

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.1%) - continued
Trident TPI Holdings, Inc., Delayed
Draw
$ 47,229
6.300%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
$ 44,655
Trident TPI Holdings, Inc., Term
Loan
324,225
7.674%,  (LIBOR 3M +
4.000%), 9/17/2028
b
306,555
Waterlogic USA Holdings, Inc.,
Term Loan
331,650
7.865%,  (LIBOR 1M +
4.750%), 8/12/2028
b
325,017
Total 7,269,955
Communications Services (0.2%)
Allen Media, LLC, Term Loan
176,819
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
152,285
Audacy Capital Corporation, Term
Loan
379,524
5.613%,  (LIBOR 1M +
2.500%), 11/17/2024
b
313,786
Cablevision Lightpath, LLC, Term
Loan
422,475
6.068%,  (LIBOR 1M +
3.250%), 12/1/2027
b
403,730
Cengage Learning, Inc., Term
Loan
603,900
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
545,304
Clear Channel Outdoor Holdings,
Inc., Term Loan
466,020
6.306%,  (LIBOR 3M +
3.500%), 8/21/2026
b
414,902
CMG Media Corporation, Term
Loan
584,587
6.615%,  (LIBOR 1M +
3.500%), 12/17/2026
b
546,104
Crown Subsea Communications
Holding, Inc., Term Loan
472,808
7.314%,  (LIBOR 1M +
4.750%), 4/27/2027
b
455,078
DIRECTV Financing, LLC, Term
Loan
632,450
8.115%,  (LIBOR 1M +
5.000%), 8/2/2027
b
587,628
E.W. Scripps Company, Term Loan
333,900
5.865%,  (LIBOR 1M +
2.750%), 1/7/2028
b
322,334
Gogo Intermediate Holdings, LLC,
Term Loan
513,500
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
497,196
Gridiron Fiber Corporation, Term
Loan
290,540
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
262,759
iHeartCommunications, Inc., Term
Loan
315,709
6.115%,  (LIBOR 1M +
3.000%), 5/1/2026
b
295,863
Metronet Systems Holdings, LLC,
Term Loan
550,085
6.615%,  (LIBOR 1M +
3.750%), 6/2/2028
b
515,705
Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.2%) - continued
NEP Group, Inc., Term Loan
$ 693,000
6.365%,  (LIBOR 1M +
3.250%), 10/20/2025
b
$ 637,560
146,000
10.115%,  (LIBOR 1M +
7.000%), 10/19/2026
b
131,546
Nexstar Media, Inc., Term Loan
446,713
5.615%,  (LIBOR 1M +
2.500%), 9/18/2026
b
439,852
ORBCOMM, Inc., Term Loan
326,700
7.343%,  (LIBOR 1M +
4.250%), 9/1/2028
b
298,385
RLG Holdings, LLC, Term Loan
335,817
7.115%,  (LIBOR 1M +
4.000%), 7/8/2028
b
315,107
Univision Communications, Inc.,
Term Loan
303,475
6.365%,  (LIBOR 1M +
3.250%), 1/31/2029
b
289,533
Voyage Australia, Pty. Ltd., Term
Loan
306,900
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
294,817
Voyage Digital NZ/US, Term Loan
523,000
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
507,964
Xplornet Communications, Inc.,
Term Loan
326,700
7.115%,  (LIBOR 1M +
4.000%), 10/1/2028
b
286,598
290,000
10.115%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
251,575
Zayo Group Holdings, Inc., Term
Loan
932,974
6.115%,  (LIBOR 1M +
3.000%), 3/9/2027
b
776,822
Total 9,542,433
Consumer Cyclical (0.1%)
Adient US, LLC, Term Loan
158,000
6.365%,  (LIBOR 1M +
3.250%), 4/8/2028
b
148,817
American Trailer World
Corporation, Term Loan
545,978
6.884%,  (LIBOR 1M +
3.750%), 3/3/2028
b
493,881
Caesars Resort Collection, LLC,
Term Loan
155,318
6.615%,  (LIBOR 1M +
3.500%), 7/20/2025
b
152,809
Carnival Corporation, Term Loan
300,390
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
271,853
CNT Holdings I Corporation, Term
Loan
285,650
6.248%,  (LIBOR 1M +
3.500%), 11/8/2027
b
271,622
80,000
9.498%,  (LIBOR 1M +
6.750%), 11/6/2028
b
75,400
Golden Entertainment, Inc., Term
Loan
727,500
6.090%,  (LIBOR 1M +
3.000%), 10/20/2024
b
718,770

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Great Canadian Gaming
Corporation, Term Loan
$ 205,000
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
$ 195,263
HRNI Holdings, LLC, Term Loan
275,650
7.365%,  (LIBOR 1M +
4.250%), 12/10/2028
b
261,178
Petco Health & Wellness
Company, Inc., Term Loan
502,350
6.924%,  (LIBOR 3M +
3.250%), 3/4/2028
b
473,309
PetSmart, LLC, Term Loan
712,800
6.870%,  (LIBOR 1M +
3.750%), 2/12/2028
b
673,005
Prime Security Services Borrower,
LLC, Term Loan
1,329,750
5.303%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,285,908
Staples, Inc., Term Loan
96,506
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
90,173
322,123
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
281,722
Tenneco, Inc., Term Loan
421,038
6.115%,  (LIBOR 1M +
3.000%), 10/1/2025
b
413,935
Total 5,807,645
Consumer Non-Cyclical (0.1%)
AI Aqua Merger Sub, Inc., Term
Loan
375,933
6.346%,  (TSFR1M +
3.750%), 7/30/2028
b
348,445
Alltech, Inc., Term Loan
289,810
7.115%,  (LIBOR 1M +
4.000%), 10/15/2028
b
277,252
Blue Ribbon, LLC, Term Loan
399,000
8.564%,  (LIBOR 1M +
6.000%), 5/7/2028
b
339,649
Chobani, LLC, Term Loan
220,500
6.615%,  (LIBOR 1M +
3.500%), 10/23/2027
b
200,243
City Brewing Company, LLC, Term
Loan
653,614
6.185%,  (LIBOR 1M +
3.500%), 4/5/2028
b
507,642
Del Monte Foods, Inc., Term Loan
196,000
7.368%,  (SOFRRATE +
4.250%), 5/16/2029
b
187,343
Energizer Holdings, Inc., Term
Loan
132,975
5.313%,  (LIBOR 1M +
2.250%), 12/22/2027
b
126,825
Gainwell Acquisition Corporation,
Term Loan
778,120
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
739,798
Global Medical Response, Inc.,
Term Loan
52,393
7.365%,  (LIBOR 1M +
4.250%), 3/14/2025
b
45,245
1,549,232
6.814%,  (LIBOR 1M +
4.250%), 10/2/2025
b
1,339,311
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Mamba Purchaser, Inc., Term Loan
$ 60,000
9.552%,  (LIBOR 1M +
6.500%), 10/14/2029
b
$ 56,700
Packaging Coordinators Midco,
Inc., Term Loan
295,005
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
279,762
Pegasus Bidco BV, Term Loan
223,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b
212,592
Precision Medicine Group, LLC,
Delayed Draw
22,185
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
20,465
Precision Medicine Group, LLC,
Term Loan
484,676
3.234%,  (LIBOR 2M +
3.000%), 11/20/2027
b,c
447,114
Sharp Services, LLC, Term Loan
122,385
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
115,042
Total 5,243,428
Energy (<0.1%)
CQP Holdco, LP, Term Loan
725,812
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b
699,197
GIP II Blue Holding, LP, Term Loan
466,571
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b
458,639
GIP III Stetson I, LP, Term Loan
393,716
7.365%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
374,771
Total 1,532,607
Financials (<0.1%)
Asurion, LLC, Term Loan
604,237
6.365%,  (LIBOR 1M +
3.250%), 12/23/2026
b
510,961
221,625
6.365%,  (LIBOR 1M +
3.250%), 7/31/2027
b
186,497
400,000
8.365%,  (LIBOR 1M +
5.250%), 2/3/2028
b
300,000
320,000
8.365%,  (LIBOR 1M +
5.250%), 1/15/2029
b
243,200
Novae, LLC, Term Loan
779,085
7.677%,  (SOFRRATE +
5.000%), 12/22/2028
b
720,654
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
196,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
181,300
Total 2,142,612
Technology (<0.1%)
CommScope, Inc., Term Loan
566,851
6.365%,  (LIBOR 1M +
3.250%), 4/4/2026
b
522,212
Peraton Corporation, Term Loan
570,596
6.865%,  (LIBOR 1M +
3.750%), 2/1/2028
b
539,784

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Technology (<0.1%) - continued
Redstone Holdco 2 LP, Term Loan
$ 298,057
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
$ 219,668
171,666
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
135,724
SS&C Technologies, Inc., Term
Loan
45,371
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
43,823
39,142
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
37,807
Venga Finance SARL, Term Loan
298,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b,c
274,160
Verscend Holding Corporation,
Term Loan
197,483
7.115%,  (LIBOR 1M +
4.000%), 8/27/2025
b
191,065
Total 1,964,243
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,040,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,005,680
Air Canada, Term Loan
212,468
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
201,655
Hertz Corporation, Term Loan
162,937
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
153,875
31,096
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
29,367
Mileage Plus Holdings, LLC, Term
Loan
318,250
8.777%,  (LIBOR 3M +
5.250%), 6/20/2027
b
318,988
Rinchem Company, LLC, Term
Loan
130,673
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
124,629
SkyMiles IP, Ltd., Term Loan
130,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
130,101
United Airlines, Inc., Term Loan
305,350
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
290,889
Total 2,255,184
Utilities (<0.1%)
Calpine Corporation, Term Loan
545,287
5.620%,  (LIBOR 1M +
2.500%), 12/16/2027
b
525,864
Constellation Renewables, LLC,
Term Loan
174,587
5.570%,  (LIBOR 3M +
2.500%), 12/15/2027
b
170,615
Osmose Utilities Services, Inc.,
Term Loan
128,700
6.365%,  (LIBOR 1M +
3.250%), 6/22/2028
b
117,761
Principal
Amount Bank Loans (0.7%)
a
Value
Utilities (<0.1%) - continued
PG&E Corporation, Term Loan
$ 297,304
6.125%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 283,776
Total 1,098,016
Total Bank Loans
(cost $46,630,111) 43,301,360
Shares
Registered Investment
Companies ( 46.8% ) Value
Unaffiliated  (0.9%)
54,812 Energy Select Sector SPDR Fund 3,947,560
11,804 Invesco QQQ Trust Series 1
f
3,154,737
9,299 ProShares Ultra S&P 500
f
369,356
18,731 ProShares UltraPro QQQ
f
361,883
19,596 SPDR Bloomberg High Yield Bond
ETF
f
1,721,509
120,852 SPDR S&P 500 ETF Trust
f
43,165,917
6,080 SPDR S&P Biotech ETF
f,g
482,266
15,958 SPDR S&P Oil & Gas Exploration
ETF 1,990,282
Total 55,193,510
Affiliated  (45.9%)
7,100,071 Thrivent Core Emerging Markets
Debt Fund 50,268,504
12,531,391 Thrivent Core Emerging Markets
Equity Fund 96,366,395
4,002,856 Thrivent Core International Equity
Fund 30,982,108
19,487,319 Thrivent Core Low Volatility Equity
Fund 216,504,115
10,834,023 Thrivent Core Small Cap Value
Fund 89,705,713
40,447,576 Thrivent Global Stock Portfolio 420,873,203
8,380,100 Thrivent High Yield Portfolio 32,280,145
12,703,094 Thrivent Income Portfolio 104,784,008
60,434,801 Thrivent International Allocation
Portfolio 432,223,654
3,507,834 Thrivent International Index
Portfolio 34,234,009
30,851,735 Thrivent Large Cap Value Portfolio 574,110,673
7,170,034 Thrivent Limited Maturity Bond
Portfolio 66,404,552
24,806,435 Thrivent Mid Cap Stock Portfolio 421,287,689
8,450,268 Thrivent Small Cap Stock Portfolio 140,374,161
Total 2,710,398,929
Total Registered Investment
Companies (cost $2,778,392,316) 2,765,592,439
Shares Common Stock ( 31.0% ) Value
Communications Services (2.1%)
49,765 Alphabet, Inc., Class A
g
4,760,022
517,966 Alphabet, Inc., Class C
g
49,802,431
11,617 AMC Networks, Inc.
g
235,825
187 Cable One, Inc. 159,520
4,127 Cars.com, Inc.
g
47,461
1,266 Charter Communications, Inc.
g
384,041
358,088 Comcast Corporation 10,502,721
7,051 DISH Network Corporation
g
97,515
30,091 Emerald Holding, Inc.
g
101,708
11,045 Eventbrite, Inc.
g
67,154
2,873 EverQuote, Inc.
g
19,594

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.0%) Value
Communications Services (2.1%) - continued
4,651 Liberty Latin America, Ltd.
g
$ 28,790
70,807 Live Nation Entertainment, Inc.
g
5,384,164
13,889 Magnite, Inc.
g
91,251
27,490 Match Group, Inc.
g
1,312,648
131,268 Meta Platforms, Inc.
g
17,810,442
33,629 Netflix, Inc.
g
7,917,612
50,825 News Corporation, Class A 767,966
2,717 Nexstar Media Group, Inc. 453,331
14,926 Omnicom Group, Inc. 941,681
16,643 Paramount Global
f
316,883
110,205 QuinStreet, Inc.
g
1,157,153
4,728 SciPlay Corporation
g
55,601
9,178 Telephone & Data Systems, Inc. 127,574
15,629 TripAdvisor, Inc.
g
345,088
170,217 Twitter, Inc.
g
7,462,313
58,946 Verizon Communications, Inc. 2,238,180
65,186 Walt Disney Company
g
6,148,995
102,301 Warner Bros. Discovery, Inc.
g
1,176,462
5,129 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
78,217
7,020 ZipRecruiter, Inc.
g
115,830
81,555 ZoomInfo Technologies, Inc.
g
3,397,581
Total 123,505,754
Consumer Discretionary (3.9%)
20,201 2U, Inc.
g
126,256
3,280 Aaron's Company, Inc. 31,882
1,644 Adient plc
g
45,621
473,371 Amazon.com, Inc.
g
53,490,923
3,855 American Axle & Manufacturing
Holdings, Inc.
g
26,330
496 America's Car-Mart, Inc.
g
30,266
34,910 Aptiv plc
g
2,730,311
2,224 AutoNation, Inc.
g
226,559
39,355 Beazer Homes USA, Inc.
g
380,563
22,570 Bloomin' Brands, Inc. 413,708
3,722 Booking Holdings, Inc.
g
6,116,028
2,253 Boyd Gaming Corporation 107,355
2,575 Brunswick Corporation 168,534
16,051 Buckle, Inc. 508,175
11,156 Burlington Stores, Inc.
g
1,248,245
29,739 Cedar Fair, LP 1,223,760
19,979 Cheesecake Factory, Inc. 584,985
2,579 Chegg, Inc.
g
54,340
14,972 Chico's FAS, Inc.
g
72,464
6,560 Chipotle Mexican Grill, Inc.
g
9,858,106
1,992 Chuy's Holdings, Inc.
g
46,175
55,091 Clarus Corporation 742,076
954 Columbia Sportswear Company 64,204
18,055 Container Store Group, Inc.
g
88,469
193,937 Cooper-Standard Holdings, Inc.
g
1,132,592
3,067 Cracker Barrel Old Country Store,
Inc. 283,943
17,752 Culp, Inc. 77,399
20,494 D.R. Horton, Inc. 1,380,271
2,968 Dave & Buster's Entertainment,
Inc.
g
92,097
23,175 Designer Brands, Inc. 354,809
5,656 Dorman Products, Inc.
g
464,471
186,014 Duluth Holdings, Inc.
g
1,309,539
481,284 Everi Holdings, Inc.
g
7,806,426
9,321 Expedia Group, Inc.
g
873,284
36,801 Five Below, Inc.
g
5,066,394
56,248 Foot Locker, Inc. 1,751,000
81,880 Ford Motor Company 917,056
Shares Common Stock (31.0%) Value
Consumer Discretionary (3.9%) - continued
46,230 Gap, Inc. $ 379,548
1,345 Garmin, Ltd. 108,017
131,509 General Motors Company 4,220,124
42,323 Gentex Corporation 1,008,980
1,191 Genuine Parts Company 177,840
3,950 G-III Apparel Group, Ltd.
g
59,053
59,749 Goodyear Tire & Rubber
Company
g
602,867
315 Graham Holdings Company 169,464
16,840 Grand Canyon Education, Inc.
g
1,385,090
1,182 Group 1 Automotive, Inc. 168,872
26,965 Hanesbrands, Inc. 187,676
10,228 Harley-Davidson, Inc. 356,753
23,670 Home Depot, Inc. 6,531,500
4,967 Kohl's Corporation 124,920
18,580 Lear Corporation 2,223,840
2,007 Libbey, Inc.
c,g
28,098
24,724 Lithia Motors, Inc. 5,304,534
16,135 Lowe's Companies, Inc. 3,030,314
933 Lululemon Athletica, Inc.
g
260,829
13,644 M.D.C. Holdings, Inc. 374,118
123,906 Macy's, Inc. 1,941,607
616 Marriott Vacations Worldwide
Corporation 75,066
15,715 McDonald's Corporation 3,626,079
16,077 Modine Manufacturing Company
g
208,036
23,808 Mohawk Industries, Inc.
g
2,171,052
3,910 Murphy USA, Inc. 1,074,898
50,340 Newell Brands, Inc. 699,223
141,816 NIKE, Inc. 11,787,746
33,380 Nordstrom, Inc. 558,447
669 NVR, Inc.
g
2,667,357
1,952 ODP Corporation
g
68,613
7,038 Ollie's Bargain Outlet Holdings,
Inc.
g
363,161
48,084 Papa John's International, Inc. 3,366,361
10,362 Patrick Industries, Inc. 454,270
43,401 PENN Entertainment, Inc.
g
1,193,962
15,420 Perdoceo Education Corporation
g
158,826
59,418 Planet Fitness, Inc.
g
3,426,042
25,329 Playa Hotels and Resorts NV
g
147,415
4,948 Polaris, Inc. 473,276
17,385 PVH Corporation 778,848
1,844 RCI Hospitality Holdings, Inc. 120,487
548 RH
g
134,846
3,297 Ross Stores, Inc. 277,838
8,221 Ruth's Hospitality Group, Inc. 138,606
9,142 Six Flags Entertainment
Corporation
g
161,813
60,144 Skyline Champion Corporation
g
3,179,813
25,879 Sleep Number Corporation
g
874,969
47,779 Sonos, Inc.
g
664,128
19,118 Sony Group Corporation ADR 1,224,508
45,342 Stoneridge, Inc.
g
768,547
2,279 Strategic Education, Inc. 139,953
45,825 Taylor Morrison Home Corporation
g
1,068,639
141,108 Tesla, Inc.
g
37,428,897
1,839 Texas Roadhouse, Inc. 160,471
3,187 Thor Industries, Inc. 223,026
334,003 ThredUp, Inc.
g
614,566
27,589 Toll Brothers, Inc. 1,158,738
1,269 TopBuild Corporation
g
209,106
8,435 Topgolf Callaway Brands
Corporation
g
162,458
25,445 Travel + Leisure Company 868,183

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.0%) Value
Consumer Discretionary (3.9%) - continued
6,183 Ulta Beauty, Inc.
g
$ 2,480,558
4,652 Urban Outfitters, Inc.
g
91,412
12,477 Vail Resorts, Inc. 2,690,540
12,108 VF Corporation 362,150
1,617 Visteon Corporation
g
171,499
589 Williams-Sonoma, Inc. 69,414
22,437 Wingstop, Inc. 2,814,049
4,124 Wolverine World Wide, Inc. 63,468
27,928 Wyndham Hotels & Resorts, Inc. 1,713,383
70,344 Xometry, Inc.
f,g
3,994,836
39,511 Yum! Brands, Inc. 4,201,600
48,533 Zumiez, Inc.
g
1,044,915
Total 231,114,754
Consumer Staples (1.3%)
100,941 BJ's Wholesale Club Holdings,
Inc.
g
7,349,514
5,635 Bunge, Ltd. 465,282
2,524 Cal-Maine Foods, Inc. 140,309
28,831 Casey's General Stores, Inc. 5,838,854
34,386 Celsius Holdings, Inc.
g
3,118,123
10,767 Coca-Cola Company 603,167
163 Constellation Brands, Inc. 37,438
14,149 Costco Wholesale Corporation 6,682,148
16,047 Darling Ingredients, Inc.
g
1,061,509
192,651 e.l.f. Beauty, Inc.
g
7,247,531
17,326 Estee Lauder Companies, Inc. 3,740,683
39,792 Freshpet, Inc.
g
1,993,181
7,450 Grocery Outlet Holding
Corporation
g
248,011
10,685 Hain Celestial Group, Inc.
g
180,363
3,086 Hershey Company 680,370
7,180 Ingredion, Inc. 578,134
23,852 John B. Sanfilippo & Son, Inc. 1,806,312
11,000 Kraft Heinz Company 366,850
75,417 Lamb Weston Holdings, Inc. 5,835,767
1,145 Lancaster Colony Corporation 172,071
4,850 Nu Skin Enterprises, Inc. 161,845
1,328 PepsiCo, Inc. 216,809
19,638 Performance Food Group
Company
g
843,452
34,682 Philip Morris International, Inc. 2,878,953
908 PriceSmart, Inc. 52,292
115,285 Primo Water Corporation 1,446,827
23,196 Procter & Gamble Company 2,928,495
481 Seneca Foods Corporation
g
24,262
26,203 Sprouts Farmers Markets, Inc.
g
727,133
17,721 Sysco Corporation 1,253,052
139,176 Turning Point Brands, Inc. 2,954,706
712 Tyson Foods, Inc. 46,942
7,180 US Foods Holding Corporation
g
189,839
128,867 Walmart, Inc. 16,714,050
Total 78,584,274
Energy (1.1%)
32,696 Antero Midstream Corporation 300,149
36,211 Antero Resources Corporation
g
1,105,522
35,239 Archrock, Inc. 226,234
54,965 BP plc ADR 1,569,251
10,655 Cactus, Inc. 409,472
6,031 California Resources Corporation 231,771
23,114 Callon Petroleum Company
g
809,221
30,110 ChampionX Corporation 589,253
6,322 Chevron Corporation 908,282
592 Civitas Resources, Inc. 33,975
Shares Common Stock (31.0%) Value
Energy (1.1%) - continued
9,968 Clean Energy Fuels Corporation
g
$ 53,229
12,929 CNX Resources Corporation
g
200,787
26,748 ConocoPhillips 2,737,390
67,775 Devon Energy Corporation 4,075,311
80,526 Enterprise Products Partners, LP 1,914,908
13,495 EOG Resources, Inc. 1,507,796
85,525 EQT Corporation 3,485,144
123,984 Exxon Mobil Corporation 10,825,043
221 Gulfport Energy Corporation
g
19,512
196,026 Halliburton Company 4,826,160
22,825 Helmerich & Payne, Inc. 843,840
24,948 HF Sinclair Corporation 1,343,200
138,032 Liberty Energy, Inc.
g
1,750,246
8,996 Magnolia Oil & Gas Corporation 178,211
65,809 Marathon Oil Corporation 1,485,967
15,470 Marathon Petroleum Corporation 1,536,635
57,745 Matador Resources Company 2,824,886
12,338 NexTier Oilfield Solutions, Inc.
g
91,301
47,245 Nine Energy Service, Inc.
g
124,727
208,276 NOV, Inc. 3,369,906
11,460 Oceaneering International, Inc.
g
91,222
17,652 Par Pacific Holdings, Inc.
g
289,669
26,421 PBF Energy, Inc.
g
928,962
30,311 Permian Resources Corporation
g
206,115
9,178 Pioneer Natural Resources
Company 1,987,312
3,232 Plains GP Holdings, LP 35,261
129,342 ProPetro Holding Corporation
g
1,041,203
47,716 Schlumberger, Ltd. 1,713,005
3,766 Select Energy Services, Inc.
g
26,249
20,851 SM Energy Company 784,206
1,317 Solaris Oilfield Infrastructure, Inc. 12,327
123,350 Talos Energy, Inc.
g
2,053,778
6,431 Targa Resources Corporation 388,047
7,324 Technip Energies NV ADR 82,175
55,442 TechnipFMC plc
g
469,039
18,412 U.S. Silica Holdings, Inc.
g
201,611
4,214 Valero Energy Corporation 450,266
8,454 Viper Energy Partners, LP 242,292
149,276 Williams Companies, Inc. 4,273,772
3,540 World Fuel Services Corporation 82,978
Total 64,736,818
Financials (3.8%)
255,172 AGNC Investment Corporation 2,148,548
119,406 Ally Financial, Inc. 3,323,069
2,077 American Equity Investment Life
Holding Company 77,451
65,340 American Express Company 8,815,019
14,305 American Financial Group, Inc. 1,758,514
727 Ameriprise Financial, Inc. 183,168
43,561 Ameris Bancorp 1,947,612
15,114 Annaly Capital Management, Inc. 259,356
14,305 Arch Capital Group, Ltd.
g
651,450
17,498 Arthur J. Gallagher & Company 2,996,008
29,371 Banc of California, Inc. 469,055
90,032 Bank of America Corporation 2,718,966
1,472 Bank of Marin Bancorp 44,086
31,114 Bank of N.T. Butterfield & Son, Ltd. 1,009,960
17,636 BankFinancial Corporation 166,837
2,122 BayCom Corporation 37,305
2,257 BCB Bancorp, Inc. 37,985
23,459 Berkshire Hathaway, Inc.
g
6,264,022
4,344 BlackRock, Inc. 2,390,416
9,798 Bread Financial Holdings, Inc. 308,147

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.0%) Value
Financials (3.8%) - continued
73,157 Bridgewater Bancshares, Inc.
g
$ 1,204,896
41,560 Brighthouse Financial, Inc.
g
1,804,535
61,822 Byline Bancorp, Inc. 1,251,895
17,742 Capital One Financial Corporation 1,635,280
85,575 Carlyle Group, Inc. 2,211,258
102,944 Central Pacific Financial
Corporation 2,129,911
188,016 Charles Schwab Corporation 13,512,710
14,417 Chimera Investment Corporation 75,257
12,944 Chubb, Ltd. 2,354,255
9,804 Cincinnati Financial Corporation 878,144
163,327 Citigroup, Inc. 6,805,836
15,100 Citizens Financial Group, Inc. 518,836
14,882 CNO Financial Group, Inc. 267,430
65,800 Columbia Banking System, Inc. 1,900,962
18,724 Comerica, Inc. 1,331,276
30,978 Community Trust Bancorp, Inc. 1,256,158
14,578 ConnectOne Bancorp, Inc. 336,169
1,644 CrossFirst Bankshares, Inc.
g
21,454
133,452 Customers Bancorp, Inc.
g
3,934,165
765 Dime Community Bancshares, Inc. 22,399
11,872 Discover Financial Services 1,079,402
15,755 East West Bancorp, Inc. 1,057,791
16,102 Ellington Residential Mortgage
REIT 99,349
1,093 Employers Holdings, Inc. 37,698
19,853 Enova International, Inc.
g
581,097
31,982 Enterprise Financial Services
Corporation 1,408,487
58,477 Equitable Holdings, Inc. 1,540,869
3,001 Equity Bancshares, Inc. 88,920
5,898 Essent Group, Ltd. 205,663
1,425 Farmers National Banc
Corporation 18,653
25,545 Federated Hermes, Inc. 846,050
27,653 Financial Institutions, Inc. 665,608
23,463 First Financial Corporation 1,060,293
2,037 First Mid-Illinois Bancshares, Inc. 65,123
5,999 First of Long Island Corporation 103,423
32,179 Flushing Financial Corporation 623,307
17,705 Glacier Bancorp, Inc. 869,847
5,213 Global Life, Inc. 519,736
21,963 Great Southern Bancorp, Inc. 1,253,428
66,772 Hamilton Lane, Inc. 3,980,279
14,136 Hancock Whitney Corporation 647,570
107,914 Hanmi Financial Corporation 2,555,404
19,829 Hanover Insurance Group, Inc. 2,540,888
76,192 Heartland Financial USA, Inc. 3,303,685
19,886 HomeStreet, Inc. 572,916
25,519 Hometrust Bancshares, Inc. 563,970
395,186 Hope Bancorp, Inc. 4,995,151
16,638 Horizon Bancorp, Inc. 298,818
55,085 Houlihan Lokey, Inc. 4,152,307
60,957 Independent Bank Corporation 1,164,279
16,355 Invesco Mortgage Capital, Inc. 181,540
85,302 Invesco, Ltd. 1,168,637
23,859 J.P. Morgan Chase & Company 2,493,265
39,952 Kinsale Capital Group, Inc. 10,204,540
10,217 Lakeland Bancorp, Inc. 163,574
9,779 M&T Bank Corporation 1,724,233
6,307 Marsh & McLennan Companies,
Inc. 941,572
4,645 Mercantile Bank Corporation 138,003
57,392 MFA Financial, Inc. 446,510
177,815 MGIC Investment Corporation 2,279,588
Shares Common Stock (31.0%) Value
Financials (3.8%) - continued
48,591 Midland States Bancorp, Inc. $ 1,145,290
45,561 MidWestOne Financial Group, Inc. 1,243,360
15,109 Moody's Corporation 3,673,149
30,284 Morgan Stanley 2,392,739
7,706 MSCI, Inc. 3,250,314
411,132 New York Community Bancorp,
Inc. 3,506,956
40,373 NMI Holdings, Inc.
g
822,398
52,589 OceanFirst Financial Corporation 980,259
11,059 OFG Bancorp 277,913
24,456 Old Republic International
Corporation 511,864
71,266 OneMain Holdings, Inc. 2,103,772
552 Oppenheimer Holdings, Inc. 17,101
183,345 PacWest Bancorp 4,143,597
14,536 Pathward Financial, Inc. 479,107
1,044 PCB Bancorp 18,865
1,121 Peapack-Gladstone Financial
Corporation 37,722
100,848 Popular, Inc.
f
7,267,107
144,677 Radian Group, Inc. 2,790,819
74,247 Raymond James Financial, Inc. 7,337,089
3,923 Reinsurance Group of America,
Inc. 493,553
2,562 RenaissanceRe Holdings, Ltd. 359,679
147,393 Rithm Capital Corporation 1,078,917
15,825 RLI Corporation 1,620,163
39,962 S&P Global, Inc. 12,202,397
2,744 S&T Bancorp, Inc. 80,427
89,090 Seacoast Banking Corporation of
Florida 2,693,191
16,913 SEI Investments Company 829,583
14,231 Signature Bank 2,148,881
19,474 State Street Corporation 1,184,214
11,053 Synchrony Financial 311,584
4,139 T. Rowe Price Group, Inc. 434,636
6,516 Territorial Bancorp, Inc. 120,807
21,177 TPG RE Finance Trust, Inc. 148,239
29,398 Tradeweb Markets, Inc. 1,658,635
73,342 Triumph Bancorp, Inc.
g
3,986,138
37,231 Truist Financial Corporation 1,621,038
32,374 TrustCo Bank Corporation NY 1,017,191
59,567 Two Harbors Investment
Corporation 197,762
54,220 Umpqua Holdings Corporation 926,620
3,944 Univest Financial Corporation 92,605
116,051 Unum Group 4,502,779
31,759 Virtu Financial, Inc. 659,634
2,120 Washington Federal, Inc. 63,558
64,640 Wells Fargo & Company 2,599,821
102,151 Western Alliance Bancorp 6,715,407
3,804 Western Asset Mortgage Capital
Corporation 42,567
5,801 Zions Bancorporation NA 295,039
3,355 Zurich Insurance Group AG 1,337,474
Total 227,123,233
Health Care (4.5%)
3,937 10X Genomics, Inc.
g
112,126
66,170 Abbott Laboratories 6,402,609
32,209 ACADIA Pharmaceuticals, Inc.
g
526,939
6,202 Accolade, Inc.
g
70,827
55,081 Adaptive Biotechnologies
Corporation
g
392,177
112,299 Agiliti, Inc.
g
1,606,999

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.0%) Value
Health Care (4.5%) - continued
160,033 Agilon Health, Inc.
g
$ 3,747,973
10,121 Agios Pharmaceuticals, Inc.
g
286,222
5,900 Aldeyra Therapeutics, Inc.
g
31,506
732 Align Technology, Inc.
g
151,604
66,511 Alkermes plc
g
1,485,191
35,540 Allogene Therapeutics, Inc.
g
383,832
7,322 Amedisys, Inc.
g
708,696
11,308 AmerisourceBergen Corporation 1,530,312
35,575 Amgen, Inc. 8,018,605
3,254 Amicus Therapeutics, Inc.
g
33,972
1,952 AMN Healthcare Services, Inc.
g
206,834
4,360 Anika Therapeutics, Inc.
g
103,768
7,232 Arcutis Biotherapeutics, Inc.
g
138,203
13,547 Argenx SE ADR
g
4,782,768
22,424 Ascendis Pharma AS ADR
f,g
2,315,502
27,355 AstraZeneca plc ADR 1,500,148
15,717 Atara Biotherapeutics, Inc.
g
59,410
17,680 Avanos Medical, Inc.
g
385,070
79,350 Avantor, Inc.
g
1,555,260
82,663 Axonics, Inc.
g
5,822,782
21,401 Baxter International, Inc. 1,152,658
5,794 Biogen, Inc.
g
1,546,998
57,898 BioLife Solutions, Inc.
g
1,317,179
801 Bio-Rad Laboratories, Inc.
g
334,129
9,307 Bio-Techne Corporation 2,643,188
1,211 Blueprint Medicines Corporation
g
79,793
265 Boston Scientific Corporation
g
10,263
2,648 Bristol-Myers Squibb Company 188,246
1,495 Cardiovascular Systems, Inc.
g
20,721
20,287 Centene Corporation
g
1,578,531
15,474 Charles River Laboratories
International, Inc.
g
3,045,283
1,630 Chemed Corporation 711,593
23,980 Cigna Holding Company 6,653,731
17,650 Community Health Systems, Inc.
g
37,947
191 CONMED Corporation 15,312
6,810 Cooper Companies, Inc. 1,797,159
1,136 CRISPR Therapeutics AG
g
74,238
14,494 CVS Health Corporation 1,382,293
56,106 Danaher Corporation 14,491,619
229 DaVita, Inc.
g
18,954
39,985 Deciphera Pharmaceuticals, Inc.
g
739,722
20,879 Dentsply Sirona, Inc. 591,920
35,340 DexCom, Inc.
g
2,846,284
3,467 Editas Medicine, Inc.
g
42,436
26,258 Edwards Lifesciences
Corporation
g
2,169,699
16,217 Elanco Animal Health, Inc.
g
201,253
22,502 Elevance Health, Inc. 10,221,308
21,024 Encompass Health Corporation 950,915
10,511 Enhabit, Inc.
g
147,574
49,866 Enovis Corporation
g
2,297,327
2,983 Exact Sciences Corporation
g
96,918
7,188 Exelixis, Inc.
g
112,708
35,661 Gilead Sciences, Inc. 2,199,927
1,767 Guardant Health, Inc.
g
95,118
78,360 Halozyme Therapeutics, Inc.
g
3,098,354
7,827 HCA Healthcare, Inc. 1,438,524
6,265 HealthEquity, Inc.
g
420,820
38,123 Hologic, Inc.
g
2,459,696
3,907 ICU Medical, Inc.
g
588,394
798 IDEXX Laboratories, Inc.
g
259,988
38,300 Immunocore Holdings plc ADR
g
1,797,802
48,833 Inari Medical, Inc.
g
3,547,229
78,176 Inotiv, Inc.
g
1,317,266
Shares Common Stock (31.0%) Value
Health Care (4.5%) - continued
21,384 Inspire Medical Systems, Inc.
g
$ 3,792,880
16,429 Insulet Corporation
g
3,768,813
1,962 Integra LifeSciences Holdings
Corporation
g
83,110
48,720 Intuitive Surgical, Inc.
g
9,132,077
27,280 Ionis Pharmaceuticals, Inc.
g
1,206,594
11,526 Jazz Pharmaceuticals, Inc.
g
1,536,301
48,909 Johnson & Johnson 7,989,774
3,839 Kiniksa Pharmaceuticals, Ltd.
g
49,293
27,215 Kura Oncology, Inc.
g
371,757
35,552 Laboratory Corporation of America
Holdings 7,281,405
62,220 Lantheus Holdings, Inc.
g
4,375,933
6,462 Maravai LifeSciences Holdings,
Inc.
g
164,975
4,446 Masimo Corporation
g
627,597
362 Medpace Holdings, Inc.
g
56,896
162,480 Medtronic plc 13,120,260
132,421 Merck & Company, Inc. 11,404,096
3,704 Merit Medical Systems, Inc.
g
209,313
856 MultiPlan Corporation
g
2,448
43,743 Natera, Inc.
g
1,916,818
10,034 National HealthCare Corporation 635,554
69,351 Novo Nordisk AS ADR 6,909,440
5,877 Nurix Therapeutics, Inc.
g
76,577
24,121 NuVasive, Inc.
g
1,056,741
52,797 Omnicell, Inc.
g
4,594,923
7,782 Orthofix Medical, Inc.
g
148,714
683 Patterson Companies, Inc. 16,406
7,813 Pediatrix Medical Group, Inc.
g
128,993
7,591 Perrigo Company plc 270,695
32,377 Pfizer, Inc. 1,416,818
19,290 Premier, Inc. 654,703
256,853 Progyny, Inc.
g
9,518,972
21,546 Protagonist Therapeutics, Inc.
g
181,633
80,086 R1 RCM, Inc.
g
1,483,994
2,388 RAPT Therapeutics, Inc.
g
57,455
7,936 Reata Pharmaceuticals, Inc.
g
199,432
12,888 Regeneron Pharmaceuticals, Inc.
g
8,878,157
3,557 REGENXBIO, Inc.
g
94,011
29,720 Repligen Corporation
g
5,560,909
1,648 Sage Therapeutics, Inc.
g
64,536
26,974 Sarepta Therapeutics, Inc.
g
2,981,706
4,601 Scholar Rock Holding Corporation
g
31,885
5,153 ShockWave Medical, Inc.
g
1,432,895
73,165 Silk Road Medical, Inc.
g
3,292,425
26,591 Stryker Corporation 5,385,741
36,654 Syneos Health, Inc.
g
1,728,236
22,930 Teleflex, Inc. 4,619,478
31,599 Travere Therapeutics, Inc.
g
778,599
11,955 Twist Bioscience Corporation
g
421,294
1,507 U.S. Physical Therapy, Inc. 114,562
14,752 UFP Technologies, Inc.
g
1,266,312
9,826 Ultragenyx Pharmaceutical, Inc.
g
406,895
364 UnitedHealth Group, Inc. 183,835
7,047 Vanda Pharmaceuticals, Inc.
g
69,624
10,885 Veracyte, Inc.
g
180,691
136,302 Viemed Healthcare, Inc.
g
817,812
57,727 Vor BioPharma, Inc.
f,g
229,753
11,755 VYNE Therapeutics, Inc.
g
2,623
11,874 Waters Corporation
g
3,200,399
6,760 Zentalis Pharmaceuticals, Inc.
g
146,422
16,566 Zimmer Biomet Holdings, Inc. 1,731,975

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.0%) Value
Health Care (4.5%) - continued
81,895 Zoetis, Inc. $ 12,144,210
Total 267,306,727
Industrials (4.4%)
13,207 3M Company 1,459,373
3,820 A.O. Smith Corporation 185,576
1,995 Advanced Drainage Systems, Inc. 248,118
11,955 AECOM 817,363
9,893 AGCO Corporation 951,410
124,474 Air Lease Corporation 3,859,939
63,130 Alaska Air Group, Inc.
g
2,471,539
2,139 Allegion plc 191,826
71,345 Altra Industrial Motion Corporation 2,398,619
2,292 American Woodmark Corporation
g
100,527
47,963 AMETEK, Inc. 5,439,484
3,118 Armstrong World Industries, Inc. 247,039
74,788 ASGN, Inc.
g
6,758,592
5,998 Atkore International Group, Inc.
g
466,704
13,048 AZZ, Inc. 476,382
78,924 Badger Infrastructure Solutions,
Ltd. 1,608,362
36,702 Barnes Group, Inc. 1,059,954
2,361 Boise Cascade Company 140,385
12,166 Booz Allen Hamilton Holding
Corporation 1,123,530
1,659 CACI International, Inc.
g
433,099
16,460 Carlisle Companies, Inc. 4,615,549
1,871 Caterpillar, Inc. 306,994
13,340 CBIZ, Inc.
g
570,685
57,611 Chart Industries, Inc.
g
10,620,588
37,597 Cimpress plc
g
920,375
10,914 Cintas Corporation 4,236,706
142,582 CNH Industrial NV 1,592,641
651 Columbus McKinnon Corporation 17,030
51,645 Crane Holdings, Company 4,521,003
8,448 CSW Industrials, Inc. 1,012,070
192,227 CSX Corporation 5,120,927
28,783 Curtiss-Wright Corporation 4,005,442
3,821 Deere & Company 1,275,794
43,021 Delta Air Lines, Inc.
g
1,207,169
5,849 Donaldson Company, Inc. 286,659
179,213 Driven Brands Holdings, Inc.
g
5,014,380
12,972 Dun & Bradstreet Holdings, Inc. 160,723
17,313 EMCOR Group, Inc. 1,999,305
21,710 Emerson Electric Company 1,589,606
41,043 Expeditors International of
Washington, Inc. 3,624,507
31,216 Fastenal Company 1,437,185
218,182 First Advantage Corporation
g
2,799,275
10,360 Forrester Research, Inc.
g
373,064
27,182 Fortune Brands Home and
Security, Inc. 1,459,402
48,375 Forward Air Corporation 4,366,327
3,692 Genco Shipping & Trading, Ltd. 46,261
5,861 Generac Holdings, Inc.
g
1,044,079
7,526 General Dynamics Corporation 1,596,791
1,194 Gorman-Rupp Company 28,405
28,094 Greenbrier Companies, Inc. 681,841
962 Heidrick & Struggles International,
Inc. 25,002
22,836 Helios Technologies, Inc. 1,155,502
18,146 Hillman Solutions Corporation
g
136,821
131,077 Howmet Aerospace, Inc. 4,054,212
23,431 Hubbell, Inc. 5,225,113
167,407 IAA, Inc.
g
5,331,913
Shares Common Stock (31.0%) Value
Industrials (4.4%) - continued
1,172 ICF International, Inc. $ 127,771
26,081 IDEX Corporation 5,212,288
5,270 ITT Corporation 344,342
108,329 Janus International Group, Inc.
g
966,295
48,781 JetBlue Airways Corporation
g
323,418
22,062 Johnson Controls International plc 1,085,892
6,196 Kennametal, Inc. 127,514
6,299 L3Harris Technologies, Inc. 1,309,121
26,237 Landstar System, Inc. 3,787,836
1,969 Lennox International, Inc. 438,437
65,614 Lincoln Electric Holdings, Inc. 8,248,992
7,395 Manitowoc Company, Inc.
g
57,311
36,032 ManpowerGroup, Inc. 2,330,910
4,526 Masonite International
Corporation
g
322,659
31,917 Mercury Systems, Inc.
g
1,295,830
62,068 Middleby Corporation
g
7,955,256
28,597 Miller Industries, Inc. 608,830
25,518 MSC Industrial Direct Company,
Inc. 1,857,966
637 National Presto Industries, Inc. 41,437
34,318 Norfolk Southern Corporation 7,194,769
17,381 Northrop Grumman Corporation 8,174,632
7,876 Old Dominion Freight Line, Inc. 1,959,312
11,600 Owens Corning, Inc. 911,876
34,311 Parker-Hannifin Corporation 8,313,898
123,934 Pentair plc 5,035,438
2,991 Quanta Services, Inc. 381,023
8,163 RBC Bearings, Inc.
g
1,696,353
97,490 Regal Rexnord Corporation 13,683,696
9,787 Saia, Inc.
g
1,859,530
84,140 SkyWest, Inc.
g
1,368,116
3,240 Snap-On, Inc. 652,374
5,251 Southwest Airlines Company
g
161,941
30,295 Standex International Corporation 2,473,587
223,432 Sun Country Airlines Holdings,
Inc.
g
3,040,910
24,802 Sunrun, Inc.
g
684,287
17,674 Tennant Company 999,641
12,524 Timken Company 739,417
6,642 Toro Company 574,400
18,829 TransUnion 1,120,137
15,581 Trex Company, Inc.
g
684,629
17,258 Tutor Perini Corporation
g
95,264
457,628 Uber Technologies, Inc.
g
12,127,142
37,186 Union Pacific Corporation 7,244,577
27,958 United Airlines Holdings, Inc.
g
909,474
14,848 United Parcel Service, Inc. 2,398,546
11,633 United Rentals, Inc.
g
3,142,306
7,125 Univar Solutions, Inc.
g
162,022
84,640 Upwork, Inc.
g
1,152,797
3,566 Valmont Industries, Inc. 957,899
4,937 Verisk Analytics, Inc. 841,907
87,039 Vicor Corporation
g
5,147,486
6,478 Watsco, Inc. 1,667,826
1,164 Watts Water Technologies, Inc. 146,350
10,285 Werner Enterprises, Inc. 386,716
244,884 WillScot Mobile Mini Holdings
Corporation
g
9,876,172
2,993 Woodward, Inc. 240,218
3,363 XPO Logistics, Inc.
g
149,721
Total 257,695,661
Information Technology (6.9%)
36,366 8x8, Inc.
g
125,463

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.0%) Value
Information Technology (6.9%) - continued
746 Adobe, Inc.
g
$ 205,299
10,074 Advanced Energy Industries, Inc. 779,828
16,918 Agilysys, Inc.
g
936,411
16,588 Amkor Technology, Inc. 282,825
71,239 Amphenol Corporation 4,770,163
804 ANSYS, Inc.
g
178,247
481,652 Apple, Inc. 66,564,306
21,558 Arista Networks, Inc.
g
2,433,683
20,446 Arrow Electronics, Inc.
g
1,884,917
19,412 Autodesk, Inc.
g
3,626,162
6,213 Avnet, Inc. 224,414
4,079 Benchmark Electronics, Inc. 101,078
44,012 BigCommerce Holdings, Inc.
g
651,378
24,221 Bill.com Holdings, Inc.
g
3,206,134
775 Blackline, Inc.
g
46,422
191,987 Block, Inc.
g
10,557,365
5,390 Cadence Design Systems, Inc.
g
880,888
97,886 Calix, Inc.
g
5,984,750
6,211 CDW Corporation 969,413
22,907 Ciena Corporation
g
926,130
92,226 Cisco Systems, Inc. 3,689,040
110,407 Cognex Corporation 4,576,370
10,711 Coherent Corporation
g
373,278
44,424 CommScope Holding Company,
Inc.
g
409,145
1,897 Computer Services, Inc. 105,758
44,877 Conduent Incorporated
g
149,889
32,172 Descartes Systems Group, Inc.
g
2,043,887
8,037 Digital Turbine, Inc.
g
115,813
2,292 Diodes, Inc.
g
148,774
64,407 Dolby Laboratories, Inc. 4,196,116
11,374 Dropbox, Inc.
g
235,669
15,652 Endava plc ADR
g
1,262,021
6,993 EPAM Systems, Inc.
g
2,532,795
3,202 ePlus, Inc.
g
133,011
9,704 Euronet Worldwide, Inc.
g
735,175
34,309 Fidelity National Information
Services, Inc. 2,592,731
2,225 First Solar, Inc.
g
294,301
16,270 Fiserv, Inc.
g
1,522,384
78,555 Five9, Inc.
g
5,890,054
12,076 FLEETCOR Technologies, Inc.
g
2,127,429
27,330 Flex, Ltd.
g
455,318
422 Genpact, Ltd. 18,471
101,234 Gilat Satellite Networks, Ltd.
f,g
539,577
15,329 Global Payments, Inc. 1,656,298
4,925 HubSpot, Inc.
g
1,330,341
8,324 IPG Photonics Corporation
g
702,129
13,096 Jack Henry & Associates, Inc. 2,387,008
164 Keysight Technologies, Inc.
g
25,807
2,011 KLA-Tencor Corporation 608,589
91,079 Knowles Corporation
g
1,108,431
14,453 Lam Research Corporation 5,289,798
147,775 Lattice Semiconductor
Corporation
g
7,272,008
4,644 Littelfuse, Inc. 922,716
39,098 LiveRamp Holding, Inc.
g
710,020
3,505 Lumentum Holdings, Inc.
g
240,338
23,528 Mastercard, Inc. 6,689,951
3,191 MAXIMUS, Inc. 184,663
1,271 MaxLinear, Inc.
g
41,460
63,092 Microchip Technology, Inc. 3,850,505
302,724 Microsoft Corporation 70,504,420
946 MKS Instruments, Inc. 78,177
21,993 Momentive Global, Inc.
g
127,779
Shares Common Stock (31.0%) Value
Information Technology (6.9%) - continued
17,649 Monolithic Power Systems, Inc. $ 6,413,647
30,272 NAPCO Security Technologies,
Inc.
g
880,310
32,673 National Instruments Corporation 1,233,079
1,106 NICE, Ltd. ADR
g
208,193
19,877 Nova, Ltd.
g
1,695,508
177,150 NVIDIA Corporation 21,504,238
18,341 Okta, Inc.
g
1,043,053
3,442 ON Semiconductor Corporation
g
214,540
13,824 PagerDuty, Inc.
g
318,920
26,604 Palo Alto Networks, Inc.
g
4,357,469
11,666 Paycom Software, Inc.
g
3,849,663
149,611 PayPal Holdings, Inc.
g
12,877,019
2,196 Plexus Corporation
g
192,282
261 Progress Software Corporation 11,106
29,841 PTC, Inc.
g
3,121,369
20,079 Qorvo, Inc.
g
1,594,473
128,583 QUALCOMM, Inc. 14,527,307
5,125 RingCentral, Inc.
g
204,795
75,079 Sabre Corporation
g
386,657
99,541 Salesforce, Inc.
g
14,317,977
45,611 Samsung Electronics Company,
Ltd. 1,674,802
7,745 Sanmina Corporation
g
356,890
6,861 Semtech Corporation
g
201,782
32,897 ServiceNow, Inc.
g
12,422,236
13,497 SiTime Corporation
g
1,062,619
54,980 Skyworks Solutions, Inc. 4,688,145
49,129 Splunk, Inc.
g
3,694,501
178,820 Sprout Social, Inc.
g
10,850,798
10,372 Synopsys, Inc.
g
3,168,750
10,778 TD SYNNEX Corporation 875,066
14,707 Teledyne Technologies, Inc.
g
4,963,171
63,940 Texas Instruments, Inc. 9,896,633
3,988 Trimble, Inc.
g
216,429
19,228 TTEC Holdings, Inc. 851,993
209,526 TTM Technologies, Inc.
g
2,761,553
9,459 Tyler Technologies, Inc.
g
3,287,002
22,844 Universal Display Corporation 2,155,331
729 Upland Software, Inc.
g
5,927
24,684 Vishay Intertechnology, Inc. 439,128
48,882 Vontier Corporation 816,818
71,934 Western Union Company 971,109
10,391 WEX, Inc.
g
1,319,033
6,404 Wolfspeed, Inc.
g
661,917
83,079 Workiva, Inc.
g
6,463,546
14,810 Xerox Holdings Corporation 193,715
26,904 Yext, Inc.
g
119,992
Total 406,283,211
Materials (1.2%)
25,571 AptarGroup, Inc. 2,430,012
23,695 Ashland, Inc. 2,250,314
14,011 Avery Dennison Corporation 2,279,590
60,865 Axalta Coating Systems, Ltd.
g
1,281,817
3,492 Ball Corporation 168,733
44,810 Carpenter Technology Corporation 1,395,383
44,583 Celanese Corporation 4,027,628
19,023 CF Industries Holdings, Inc. 1,830,964
4,036 Chemours Company 99,487
10,505 Cleveland-Cliffs, Inc.
g
141,502
47,233 Compass Minerals International,
Inc. 1,819,887
12,423 Crown Holdings, Inc. 1,006,636
74,602 Dow, Inc. 3,277,266

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.0%) Value
Materials (1.2%) - continued
41,578 Eastman Chemical Company $ 2,954,117
26,635 Huntsman Corporation 653,623
33,883 Ingevity Corporation
g
2,054,326
13,218 Innospec, Inc. 1,132,386
174,503 Ivanhoe Mines, Ltd.
g
1,123,055
4,636 Kaiser Aluminum Corporation 284,419
8,847 Linde plc 2,385,063
128,927 LyondellBasell Industries NV 9,705,624
6,893 Martin Marietta Materials, Inc. 2,220,166
4,821 Mativ, Inc. 106,448
5,181 Minerals Technologies, Inc. 255,993
7,556 MP Materials Corporation
g
206,279
3,759 Myers Industries, Inc. 61,911
11,000 Nucor Corporation 1,176,890
17,203 Orion Engineered Carbons SA 229,660
2,753 PPG Industries, Inc. 304,730
18,573 Quaker Chemical Corporation 2,681,570
172,167 Ranpak Holdings Corporation
g
588,811
19,230 Reliance Steel & Aluminum
Company 3,353,904
1,410 Royal Gold, Inc. 132,286
36,064 RPM International, Inc. 3,004,492
6,863 Ryerson Holding Corporation 176,654
3,005 Sensient Technologies Corporation 208,367
15,190 Sonoco Products Company 861,729
14,781 Steel Dynamics, Inc. 1,048,712
189,028 Summit Materials, Inc.
g
4,529,111
5,476 TriMas Corporation 137,283
5,823 Trinseo plc 106,677
11,876 United States Lime & Minerals, Inc. 1,213,727
37,713 United States Steel Corporation 683,359
14,827 Westlake Corporation 1,288,170
61,658 WestRock Company 1,904,616
3,622 Worthington Industries, Inc. 138,143
Total 68,921,520
Real Estate (1.1%)
61,324 Agree Realty Corporation 4,144,276
1,713 Alexandria Real Estate Equities,
Inc. 240,145
4,308 AvalonBay Communities, Inc. 793,490
10,182 Camden Property Trust 1,216,240
21,363 CBRE Group, Inc.
g
1,442,216
102,891 CubeSmart 4,121,813
89,591 Cushman & Wakefield plc
g
1,025,817
1,892 Digital Realty Trust, Inc. 187,649
2,838 EastGroup Properties, Inc. 409,637
86,023 EPR Properties 3,084,785
18,828 Essential Properties Realty Trust,
Inc. 366,205
2,065 Essex Property Trust, Inc. 500,205
4,472 Extra Space Storage, Inc. 772,359
29,229 First Industrial Realty Trust, Inc. 1,309,751
15,431 FirstService Corporation 1,836,443
19,767 Four Corners Property Trust, Inc. 478,164
95,005 Healthcare Realty Trust, Inc. 1,980,854
89,577 Host Hotels & Resorts, Inc. 1,422,483
7,390 Howard Hughes Corporation
g
409,332
60,329 Independence Realty Trust, Inc. 1,009,304
23,751 Kilroy Realty Corporation 1,000,155
12,170 Life Storage, Inc. 1,347,949
58,949 National Retail Properties, Inc. 2,349,707
248,791 National Storage Affiliates Trust 10,344,730
111,029 Necessity Retail REIT, Inc. 652,850
17,576 NetSTREIT Corporation 313,029
Shares Common Stock (31.0%) Value
Real Estate (1.1%) - continued
157,489 Pebblebrook Hotel Trust $ 2,285,165
22,962 Public Storage, Inc. 6,723,503
338 RE/MAX Holdings, Inc. 6,392
4,723 Realty Income Corporation 274,879
24,184 Regency Centers Corporation 1,302,308
147,782 Rexford Industrial Realty, Inc. 7,684,664
60,648 Sabra Health Care REIT, Inc. 795,702
8,434 SBA Communications Corporation 2,400,738
116,001 Service Properties Trust 602,045
31,729 UDR, Inc. 1,323,417
24,204 Zillow Group, Inc.
g
692,961
Total 66,851,362
Utilities (0.7%)
7,122 Alliant Energy Corporation 377,395
9,458 Artesian Resources Corporation 455,119
5,192 Avista Corporation 192,364
8,152 Black Hills Corporation 552,135
8,438 CenterPoint Energy, Inc. 237,783
8,029 Consolidated Water Company,
Ltd. 123,486
22,535 Constellation Energy Corporation 1,874,687
15,963 Duke Energy Corporation 1,484,878
18,312 Entergy Corporation 1,842,736
6,863 Essential Utilities, Inc. 283,991
29,498 Evergy, Inc. 1,752,181
381,007 NiSource, Inc. 9,597,566
31,413 NorthWestern Corporation 1,548,033
119,400 OGE Energy Corporation 4,353,324
11,757 Pinnacle West Capital Corporation 758,444
19,622 Portland General Electric
Company 852,772
21,637 Public Service Enterprise Group,
Inc. 1,216,648
62,985 Sempra Energy 9,443,971
13,067 Spire, Inc. 814,466
22,057 UGI Corporation 713,103
Total 38,475,082
Total Common Stock
(cost $1,711,311,012) 1,830,598,396
Principal
Amount Long-Term Fixed Income ( 11.0% ) Value
Asset-Backed Securities (0.6%)
510 Asset Backed Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
867,738
Access Group, Inc.
106,270
3.584%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
103,852
Affirm Asset Securitization Trust
1,200,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
c,h
1,158,609
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,081,267
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
411,239
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
577,426

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Asset-Backed Securities (0.6%) - continued
Ares XL CLO, Ltd.
$ 1,000,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
$ 889,952
Bankers Healthcare Group
Securitization Trust
500,000
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
498,750
Business Jet Securities, LLC
640,643
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
584,303
Buttermilk Park CLO, Ltd.
2,575,000
3.912%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
2,456,756
CarVal CLO II, Ltd.
1,000,000
4.210%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
935,698
600,000
4.710%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
546,391
CarVal CLO VIII-C, Ltd.
525,000
6.022%,  (TSFR3M +
2.300%), 10/20/2035, Ser.
2022-2A, Class A
b,e,h
525,000
375,000
6.722%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,e,h
375,000
CMFT Net Lease Master Issuer,
LLC
633,963
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
527,648
Commonbond Student Loan Trust
126,656
3.584%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
124,568
Dryden 36 Senior Loan Fund
850,000
4.562%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
802,069
FirstKey Homes Trust
1,800,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,682,779
Foundation Finance Trust
580,452
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
520,295
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
978,692
Galaxy XIX CLO, Ltd.
800,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
726,268
Goodgreen
773,915
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
712,722
Home Partners of America Trust
1,219,162
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
1,054,381
1,021,604
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
834,661
Principal
Amount Long-Term Fixed Income (11.0%) Value
Asset-Backed Securities (0.6%) - continued
Laurel Road Prime Student Loan
Trust
$ 58,804
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
$ 58,321
285,462
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
267,782
Longfellow Place CLO, Ltd.
1,900,000
4.262%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,856,325
525,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
504,476
Marlette Funding Trust
500,000
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
497,836
Mercury Financial Credit Card
Master Trust
1,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
947,273
National Collegiate Trust
347,863
3.379%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
336,019
OCP CLO, Ltd.
850,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
773,461
Octagon Investment Partners XVI,
Ltd.
250,000
4.140%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
237,712
OZLM IX, Ltd.
600,000
4.260%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
564,877
Pretium Mortgage Credit Partners,
LLC
575,469
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
553,713
443,151
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
419,655
Progress Residential Trust
600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
519,956
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
428,251
Saxon Asset Securities Trust
430,017
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
b
357,921
Sound Point CLO XIV, Ltd.
1,250,000
4.833%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,186,000
Sound Point CLO XXI, Ltd.
725,000
4.216%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
679,100

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Asset-Backed Securities (0.6%) - continued
Stratus CLO, Ltd.
$ 875,000
4.460%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
$ 808,287
Tricon Residential Trust
800,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
699,348
U.S. Small Business Administration
43,173
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 42,251
Upstart Securitization Trust
25,562
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
25,526
VCAT Asset Securitization, LLC
500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
471,028
Vericrest Opportunity Loan
Transferee
631,952
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
586,615
850,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
729,837
900,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
780,248
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
545,927
650,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
558,167
443,761
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
410,435
450,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
386,769
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
339,060
Wind River CLO, Ltd.
750,000
4.310%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
718,390
625,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
580,089
Total 36,846,719
Basic Materials (0.1%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
h
223,836
Anglo American Capital plc
275,000 3.875%,  3/16/2029
h
236,311
Avient Corporation
61,000 7.125%,  8/1/2030
h
56,299
Cascades USA, Inc.
165,000 5.125%,  1/15/2026
f,h
149,382
Chemours Company
170,000 5.750%,  11/15/2028
h
139,046
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027 170,980
90,000 4.625%,  3/1/2029
f,h
75,600
Consolidated Energy Finance SA
281,000 5.625%,  10/15/2028
h
225,418
DowDuPont, Inc.
190,000 4.493%,  11/15/2025 186,629
EverArc Escrow Sarl
145,000 5.000%,  10/30/2029
h
117,050
Principal
Amount Long-Term Fixed Income (11.0%) Value
Basic Materials (0.1%) - continued
First Quantum Minerals, Ltd.
$ 314,000 6.875%,  10/15/2027
h
$ 282,600
Glencore Funding, LLC
226,000 3.375%,  9/23/2051
h
137,567
479,000 4.000%,  3/27/2027
h
446,181
Hecla Mining Company
90,000 7.250%,  2/15/2028 83,493
Hudbay Minerals, Inc.
170,000 4.500%,  4/1/2026
h
141,335
Ingevity Corporation
250,000 3.875%,  11/1/2028
h
206,696
International Flavors and
Fragrances, Inc.
350,000 3.468%,  12/1/2050
h
229,083
Kinross Gold Corporation
218,000 5.950%,  3/15/2024 219,560
Mercer International, Inc.
160,000 5.125%,  2/1/2029 127,501
Methanex Corporation
167,000 4.250%,  12/1/2024 160,128
Mosaic Company
300,000 4.050%,  11/15/2027 279,168
Novelis Corporation
85,000 3.250%,  11/15/2026
h
70,952
100,000 4.750%,  1/30/2030
h
82,000
85,000 3.875%,  8/15/2031
h
63,403
OCI NV
115,000 4.625%,  10/15/2025
h
106,833
Olin Corporation
245,000 5.125%,  9/15/2027 221,387
SCIL USA Holdings, LLC
184,000 5.375%,  11/1/2026
h
142,140
SPCM SA
166,000 3.375%,  3/15/2030
h
129,588
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
h
138,782
Taseko Mines, Ltd.
129,000 7.000%,  2/15/2026
h
102,555
Unifrax Escrow Issuer Corporation
147,000 5.250%,  9/30/2028
h
112,895
United States Steel Corporation
276,000 6.875%,  3/1/2029
f
250,843
Total 5,315,241
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
157,000 6.375%,  6/15/2030
h
152,110
AECOM
280,000 5.125%,  3/15/2027 261,325
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
h
225,400
ARD Finance SA
56,000 6.500%,  6/30/2027
h
38,343
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
150,000 5.250%,  8/15/2027
h
93,860
99,000 5.250%,  8/15/2027
h
61,947
Boeing Company
505,000 5.930%,  5/1/2060 431,981
395,000 5.040%,  5/1/2027 380,528
650,000 5.705%,  5/1/2040 567,751
Bombardier, Inc.
123,000 7.125%,  6/15/2026
h
112,812

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Capital Goods (0.2%) - continued
$ 211,000 7.875%,  4/15/2027
h
$ 194,120
145,000 6.000%,  2/15/2028
h
121,318
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
119,000
Canpack SA/Canpack US LLC
220,000 3.125%,  11/1/2025
h
191,329
Carrier Global Corporation
384,000 3.577%,  4/5/2050 265,834
300,000 2.700%,  2/15/2031 241,173
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
h
21,839
48,000 8.750%,  4/15/2030
h
39,697
CNH Industrial NV
300,000 3.850%,  11/15/2027 273,730
Cornerstone Building Brands, Inc.
123,000 6.125%,  1/15/2029
h
68,634
Covert Mergeco, Inc.
85,000 4.875%,  12/1/2029
h
68,702
CP Atlas Buyer, Inc.
150,000 7.000%,  12/1/2028
f,h
111,738
GE Capital International Funding
Company
720,000 4.418%,  11/15/2035 645,063
GFL Environmental, Inc.
140,000 4.000%,  8/1/2028
h
116,687
248,000 3.500%,  9/1/2028
h
209,141
H&E Equipment Services, Inc.
278,000 3.875%,  12/15/2028
h
218,230
Herc Holdings, Inc.
160,000 5.500%,  7/15/2027
h
144,000
Howmet Aerospace, Inc.
391,000 3.000%,  1/15/2029 319,431
338,000 5.950%,  2/1/2037 305,462
Ingersoll-Rand Luxembourg
Finance SA
300,000 3.500%,  3/21/2026 281,742
JELD-WEN, Inc.
73,000 4.625%,  12/15/2025
h
59,130
John Deere Capital Corporation
224,000 4.350%,  9/15/2032 212,878
Lockheed Martin Corporation
348,000 4.500%,  5/15/2036 318,608
120,000 6.150%,  9/1/2036 126,862
Mauser Packaging Solutions
Holding Company
170,000 5.500%,  4/15/2024
h
161,500
180,000 7.250%,  4/15/2025
h
158,341
MIWD Holdco II, LLC
96,000 5.500%,  2/1/2030
h
71,100
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
h
158,363
New Enterprise Stone and Lime
Company, Inc.
210,000 5.250%,  7/15/2028
h
173,570
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 357,943
OI European Group BV
184,000 4.750%,  2/15/2030
h
146,280
Owens-Brockway Glass Container,
Inc.
68,000 5.875%,  8/15/2023
f,h
67,150
Principal
Amount Long-Term Fixed Income (11.0%) Value
Capital Goods (0.2%) - continued
Pactiv Evergreen Group
$ 130,000 4.375%,  10/15/2028
h
$ 107,502
Parker-Hannifin Corporation
563,000 4.500%,  9/15/2029 530,747
PGT Innovations, Inc.
175,000 4.375%,  10/1/2029
h
143,553
Raytheon Technologies
Corporation
284,000 4.125%,  11/16/2028 265,344
375,000 4.450%,  11/16/2038 326,664
400,000 3.750%,  11/1/2046 301,043
Republic Services, Inc.
335,000 2.900%,  7/1/2026 307,746
Roper Technologies, Inc.
240,000 4.200%,  9/15/2028 224,169
400,000 1.750%,  2/15/2031 294,729
SRM Escrow Issuer, LLC
255,000 6.000%,  11/1/2028
h
207,249
Textron, Inc.
320,000 3.375%,  3/1/2028 284,981
Titan Acquisition, Ltd.
95,000 7.750%,  4/15/2026
h
75,091
TransDigm, Inc.
160,000 6.250%,  3/15/2026
h
155,200
460,000 5.500%,  11/15/2027 400,062
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 160,447
185,000 4.000%,  7/15/2030 152,827
Victors Merger Corporation
84,000 6.375%,  5/15/2029
h
50,284
Waste Pro USA, Inc.
110,000 5.500%,  2/15/2026
h
96,638
WESCO Distribution, Inc.
230,000 7.250%,  6/15/2028
h
225,274
Total 12,604,202
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
13,858
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 11,814
Bellemeade Re, Ltd.
599,488
4.031%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
597,944
BINOM Securitization Trust
567,554
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
494,250
CHNGE Mortgage Trust
1,150,000
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,h
1,123,563
Citicorp Mortgage Securities, Inc.
552,929
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 480,663
Citigroup Mortgage Loan Trust,
Inc.
2,059
2.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
1,952
COLT Mortgage Loan Trust
1,123,020
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
950,067

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Countrywide Alternative Loan Trust
$ 306,864
2.539%,  10/25/2035, Ser.
2005-43, Class 4A1
b
$ 259,718
593,385
7.000%,  10/25/2037, Ser.
2007-24, Class A10 231,383
Countrywide Home Loans, Inc.
156,711
5.750%,  4/25/2037, Ser.
2007-3, Class A27 83,321
Credit Suisse Mortgage Trust
500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
425,154
875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
766,124
960,930
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
767,778
550,000
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
536,819
467,928
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
398,440
2,168,962
3.436%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
2,121,099
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
66,357
6.000%,  10/25/2022, Ser.
2006-AR5, Class 23A 47,330
Federal Home Loan Mortgage
Corporation - REMIC
1,140,731
4.000%,  1/25/2051, Ser.
5249, Class LA 1,103,083
102,210
4.000%,  7/15/2031, Ser.
4104, Class KI
j
1,661
386,507
3.000%,  2/15/2033, Ser.
4170, Class IG
j
38,180
780,061
3.000%,  3/15/2033, Ser.
4180, Class PI
j
89,220
1,448,049
4.500%,  10/15/2033, Ser.
2695, Class BH 1,435,996
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 790,031
Federal National Mortgage
Association
2,450,000
5.250%,  10/31/2052, Ser.
CITI-8187, Class E525
e
2,446,938
Federal National Mortgage
Association - REMIC
1,453,218
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,423,627
863,418
4.000%,  7/25/2052, Ser.
2022-37, Class PE 831,368
1,009,996
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
48,178
1,500,000
4.500%,  1/25/2046, Ser.
2022-68, Class BA
c
1,471,934
Flagstar Mortgage Trust
626,748
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
540,766
FWD Securitization Trust
356,900
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
337,670
GCAT Trust
888,577
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
765,972
Principal
Amount Long-Term Fixed Income (11.0%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
GS Mortgage-Backed Securities
Trust
$ 1,055,919
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
$ 871,092
J.P. Morgan Mortgage Trust
1,155,062
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
917,237
817,847
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
637,480
LHOME Mortgage Trust
400,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
378,213
1,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
961,464
Mello Mortgage Capital
Acceptance
1,120,170
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
877,978
Merrill Lynch Alternative Note
Asset Trust
146,881
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 62,717
New Residential Mortgage Loan
Trust
2,237,410
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,776,732
New York Mortgage Trust
1,100,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
1,036,659
705,033
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
677,823
Oaktown Re VII, Ltd.
600,000
3.881%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
589,079
Oaktown Re, Ltd.
667,635
3.931%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
666,369
Onslow Bay Financial, LLC
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
470,952
Palisades Mortgage Loan Trust
1,600,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,499,970
Preston Ridge Partners Mortgage
Trust, LLC
808,683
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
750,316
Residential Accredit Loans, Inc.
Trust
265,816
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 221,117
Residential Funding Mortgage
Security I Trust
61,338
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 47,904
ROC Securities Trust Series
975,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
912,461
Sequoia Mortgage Trust
185,529
3.034%,  9/20/2046, Ser.
2007-1, Class 4A1
b
131,637

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Toorak Mortgage Corporation, Ltd.
$ 473,910
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
$ 471,008
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
948,716
TRK Trust
882,347
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
764,385
Vericrest Opportunity Loan
Transferee
703,783
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
645,414
Verus Securitization Trust
482,471
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
408,774
Total 37,347,540
Commercial Mortgage-Backed Securities (0.5%)
BANK 2021-BNK36
1,150,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 923,942
BANK 2022-BNK39
16,480,104
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
488,709
1,250,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,040,407
BANK 2022-BNK40
1,150,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
998,897
BBCMS Mortgage Trust
8,176,021
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
363,360
2,250,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
1,876,903
750,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
664,041
650,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
620,274
1,100,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 895,169
7,000,000
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
577,452
900,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 735,945
6,946,133
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
685,460
Benchmark Mortgage Trust
1,850,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,504,621
BFLD Trust
400,000
4.518%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
379,941
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,250,000
2.920%,  6/25/2032, Ser.
K146, Class A2
k
1,967,472
Principal
Amount Long-Term Fixed Income (11.0%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
$ 2,750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 $ 2,421,071
1,750,000
3.500%,  9/25/2032, Ser.
K148, Class A2
h
1,603,021
3,100,000
3.530%,  10/25/2032, Ser.
K149, Class A2 2,841,766
2,750,000
3.710%,  11/25/2032, Ser.
K150, Class A2 2,557,934
2,900,000
3.780%,  12/25/2032, Ser.
K152, Class A2 2,700,870
2,800,000
3.800%,  12/25/2032, Ser.
K151, Class A2 2,612,357
Morgan Stanley Capital I Trust
7,157,794
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
739,446
Total 29,199,058
Communications Services (0.3%)
Activision Blizzard, Inc.
449,000 2.500%,  9/15/2050 271,078
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
146,000 10.500%,  2/15/2028
h
72,270
Altice Financing SA
95,000 5.750%,  8/15/2029
h
72,696
Altice France SA
110,000 8.125%,  2/1/2027
h
98,313
94,000 5.125%,  7/15/2029
h
70,228
182,000 5.500%,  10/15/2029
h
136,934
AMC Networks, Inc.
125,000 4.750%,  8/1/2025 111,692
American Tower Corporation
130,000 3.375%,  10/15/2026 118,786
525,000 2.900%,  1/15/2030 431,554
AT&T, Inc.
337,000 3.650%,  6/1/2051 227,663
451,000 3.500%,  9/15/2053 300,520
400,000 2.300%,  6/1/2027 349,607
450,000 4.350%,  3/1/2029 420,709
700,000 4.900%,  8/15/2037 620,975
CCO Holdings, LLC
220,000 5.500%,  5/1/2026
h
208,450
290,000 5.125%,  5/1/2027
h
261,725
18,000 6.375%,  9/1/2029
h
16,526
445,000 4.750%,  2/1/2032
h
346,557
155,000 4.250%,  1/15/2034
h
110,946
Cengage Learning, Inc.
193,000 9.500%,  6/15/2024
f,h
180,938
Charter Communications
Operating, LLC
250,000 4.500%,  2/1/2024 247,100
495,000 4.200%,  3/15/2028 444,404
650,000 3.500%,  6/1/2041 415,375
Clear Channel Worldwide
Holdings, Inc.
147,000 5.125%,  8/15/2027
h
124,176
144,000 7.750%,  4/15/2028
h
108,720
Comcast Corporation
247,000 2.887%,  11/1/2051 154,679
165,000 3.950%,  10/15/2025 160,291

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Communications Services (0.3%) - continued
$ 375,000 4.250%,  10/15/2030 $ 347,205
485,000 4.400%,  8/15/2035 428,704
490,000 4.750%,  3/1/2044 422,584
Consolidated Communications,
Inc.
147,000 5.000%,  10/1/2028
h
102,227
Cox Communications, Inc.
475,000 3.350%,  9/15/2026
h
437,393
CSC Holdings, LLC
150,000 5.375%,  2/1/2028
h
130,875
168,000 6.500%,  2/1/2029
h
148,260
296,000 4.125%,  12/1/2030
h
221,171
Cumulus Media New Holdings,
Inc.
73,000 6.750%,  7/1/2026
h
61,579
DIRECTV Holdings, LLC
215,000 5.875%,  8/15/2027
h
185,354
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 580,512
DISH DBS Corporation
78,000 5.250%,  12/1/2026
h
63,901
62,000 7.375%,  7/1/2028 41,747
108,000 5.750%,  12/1/2028
h
81,620
95,000 5.125%,  6/1/2029 55,813
Entercom Media Corporation
225,000 6.500%,  5/1/2027
h
55,125
Frontier Communications
Corporation
72,000 6.750%,  5/1/2029
h
59,400
Frontier Communications
Holdings, LLC
181,000 5.875%,  10/15/2027
h
162,218
45,000 8.750%,  5/15/2030
h
45,029
GCI, LLC
170,000 4.750%,  10/15/2028
h
141,143
Gray Escrow II, Inc.
330,000 5.375%,  11/15/2031
h
258,860
Gray Television, Inc.
210,000 4.750%,  10/15/2030
h
157,383
Hughes Satellite Systems
Corporation
120,000 6.625%,  8/1/2026 108,898
iHeartCommunications, Inc.
220,000 4.750%,  1/15/2028
h
183,370
Iliad Holding SASU
221,000 6.500%,  10/15/2026
h
193,242
LCPR Senior Secured Financing
DAC
135,000 6.750%,  10/15/2027
h
112,050
Level 3 Financing, Inc.
300,000 4.625%,  9/15/2027
h
248,274
140,000 4.250%,  7/1/2028
h
109,201
Lumen Technologies, Inc.
137,000 5.125%,  12/15/2026
h
117,876
Magallanes, Inc.
394,000 5.141%,  3/15/2052
h
286,367
338,000 4.054%,  3/15/2029
h
291,926
338,000 5.050%,  3/15/2042
h
252,906
Meta Platforms, Inc.
449,000 3.850%,  8/15/2032
h
394,728
Netflix, Inc.
120,000 4.875%,  4/15/2028 112,310
130,000 5.875%,  11/15/2028 126,851
254,000 5.375%,  11/15/2029
h
238,760
Principal
Amount Long-Term Fixed Income (11.0%) Value
Communications Services (0.3%) - continued
$ 230,000 4.875%,  6/15/2030
h
$ 210,183
NTT Finance Corporation
393,000 4.372%,  7/27/2027
h
381,180
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 212,168
200,000 4.200%,  6/1/2030 181,532
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
h
120,761
Radiate Holdco, LLC
120,000 6.500%,  9/15/2028
h
83,700
Scripps Escrow II, Inc.
68,000 3.875%,  1/15/2029
h
54,210
120,000 5.375%,  1/15/2031
h
90,902
Scripps Escrow, Inc.
115,000 5.875%,  7/15/2027
h
100,050
Sinclair Television Group, Inc.
240,000 5.500%,  3/1/2030
h
172,486
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
h
261,488
115,000 4.000%,  7/15/2028
h
97,817
Sprint Capital Corporation
172,000 6.875%,  11/15/2028 176,730
235,000 8.750%,  3/15/2032 272,306
Sprint Corporation
535,000 7.625%,  2/15/2025 548,416
TEGNA, Inc.
254,000 4.625%,  3/15/2028 234,506
Telesat Canada
85,000 4.875%,  6/1/2027
h
39,919
45,000 6.500%,  10/15/2027
h
16,650
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 360,048
901,000 3.500%,  4/15/2031 757,119
315,000 4.375%,  4/15/2040 256,499
Twitter, Inc.
38,000 3.875%,  12/15/2027
h
35,634
United States Cellular Corporation
150,000 6.700%,  12/15/2033 135,043
Uniti Group, LP
50,000 4.750%,  4/15/2028
h
39,499
Univision Communications, Inc.
243,000 6.625%,  6/1/2027
h
229,322
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 195,731
190,000 2.100%,  3/22/2028 160,401
725,000 2.650%,  11/20/2040 472,524
VTR Finance NV
150,000 6.375%,  7/15/2028
h
82,875
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
h
181,544
Walt Disney Company
451,000 3.600%,  1/13/2051 334,287
YPSO Finance BIS SA
76,000 10.500%,  5/15/2027
h
59,527
Zayo Group Holdings, Inc.
129,000 4.000%,  3/1/2027
h
103,516
Total 19,706,347
Consumer Cyclical (0.4%)
1011778 B.C., ULC
250,000 4.375%,  1/15/2028
h
216,625
Allied Universal Holdco, LLC
85,000 6.625%,  7/15/2026
h
75,756

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Consumer Cyclical (0.4%) - continued
$ 245,000 4.625%,  6/1/2028
h
$ 188,728
105,000 6.000%,  6/1/2029
h
67,764
Allison Transmission, Inc.
245,000 3.750%,  1/30/2031
h
187,815
Amazon.com, Inc.
375,000 3.875%,  8/22/2037 325,967
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027
f
305,100
Arko Corporation
109,000 5.125%,  11/15/2029
h
85,020
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
h
101,647
60,000 4.625%,  4/1/2030
h
42,969
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
h
125,503
Boyne USA, Inc.
120,000 4.750%,  5/15/2029
h
100,528
Brookfield Residential Properties,
Inc.
160,000 6.250%,  9/15/2027
h
134,309
Caesars Entertainment, Inc.
241,000 6.250%,  7/1/2025
h
232,264
50,000 8.125%,  7/1/2027
h
47,754
175,000 4.625%,  10/15/2029
h
133,714
Carnival Corporation
52,000 10.500%,  2/1/2026
h
51,449
138,000 7.625%,  3/1/2026
h
104,880
347,000 5.750%,  3/1/2027
h
243,091
Cedar Fair, LP
76,000 5.375%,  4/15/2027 70,596
169,000 5.250%,  7/15/2029 145,018
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
121,111
Cinemark USA, Inc.
195,000 5.875%,  3/15/2026
f,h
163,054
Clarios Global, LP
110,000 8.500%,  5/15/2027
h
104,994
Cushman & Wakefield US
Borrower, LLC
88,000 6.750%,  5/15/2028
h
81,624
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 275,442
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
h
335,608
Dana, Inc.
190,000 5.625%,  6/15/2028 156,779
Empire Communities Corporation
122,000 7.000%,  12/15/2025
h
101,234
Expedia Group, Inc.
690,000 3.250%,  2/15/2030 559,596
Ford Motor Company
267,000 3.250%,  2/12/2032 192,328
156,000 6.100%,  8/19/2032 137,530
Ford Motor Credit Company, LLC
425,000 2.300%,  2/10/2025 376,676
420,000 4.134%,  8/4/2025 381,171
275,000 2.700%,  8/10/2026 228,082
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
h
119,264
General Motors Company
325,000 6.125%,  10/1/2025 325,141
Principal
Amount Long-Term Fixed Income (11.0%) Value
Consumer Cyclical (0.4%) - continued
$ 450,000 6.800%,  10/1/2027 $ 454,774
397,000 5.000%,  4/1/2035 325,679
General Motors Financial
Company, Inc.
230,000 1.500%,  6/10/2026 195,470
GLP Capital, LP
467,000 5.750%,  6/1/2028 437,303
Goodyear Tire & Rubber Company
110,000 5.000%,  7/15/2029 89,798
85,000 5.250%,  7/15/2031 68,000
Guitar Center Escrow Issuer II, Inc.
67,000 8.500%,  1/15/2026
h
59,354
Hanesbrands, Inc.
144,000 4.875%,  5/15/2026
h
129,449
Hilton Domestic Operating
Company, Inc.
300,000 4.875%,  1/15/2030 261,000
71,000 3.625%,  2/15/2032
h
54,379
Hilton Grand Vacations Borrower
Escrow, LLC
215,000 5.000%,  6/1/2029
h
173,526
Home Depot, Inc.
275,000 5.400%,  9/15/2040 271,057
336,000 4.250%,  4/1/2046 283,858
315,000 3.900%,  6/15/2047 250,625
Hyundai Capital America
475,000 1.800%,  1/10/2028
h
378,362
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
206,007
International Game Technology plc
200,000 5.250%,  1/15/2029
h
177,154
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
h
82,994
KB Home
195,000 4.800%,  11/15/2029 156,991
Kia Corporation
200,000 2.375%,  2/14/2025
h
185,869
Kohl's Corporation
215,000 3.375%,  5/1/2031 132,784
360,000 5.550%,  7/17/2045 215,528
L Brands, Inc.
260,000 6.625%,  10/1/2030
h
226,200
80,000 6.875%,  11/1/2035 66,830
Lennar Corporation
525,000 4.750%,  5/30/2025 516,950
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 207,157
690,000 2.625%,  4/1/2031 554,735
Macy's Retail Holdings, LLC
155,000 5.875%,  4/1/2029
h
124,388
Magic MergerCo, Inc.
115,000 5.250%,  5/1/2028
h
80,728
Marriott International, Inc.
40,000 5.750%,  5/1/2025 40,395
460,000 4.625%,  6/15/2030 415,693
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
h
110,241
McDonald's Corporation
325,000 4.450%,  3/1/2047 272,260
MDC Holdings, Inc.
325,000 2.500%,  1/15/2031 217,189
MGM Resorts International
305,000 6.000%,  3/15/2023 305,091

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Consumer Cyclical (0.4%) - continued
$ 20,000 5.750%,  6/15/2025 $ 19,113
NCL Corporation, Ltd.
179,000 3.625%,  12/15/2024
h
150,531
72,000 5.875%,  2/15/2027
h
59,940
Nissan Motor Acceptance
Company, LLC
480,000 1.125%,  9/16/2024
h
436,222
PACCAR Financial Corporation
337,000 4.950%,  10/3/2025
e
338,108
PENN Entertainment, Inc.
160,000 4.125%,  7/1/2029
h
122,473
PetSmart, Inc./PetSmart Finance
Corporation
210,000 4.750%,  2/15/2028
h
179,716
130,000 7.750%,  2/15/2029
h
116,212
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
299,000 5.750%,  4/15/2026
h
281,341
132,000 6.250%,  1/15/2028
h
112,645
Realogy Group, LLC
210,000 5.750%,  1/15/2029
h
151,463
Rite Aid Corporation
64,000 7.500%,  7/1/2025
h
48,692
Royal Caribbean Cruises, Ltd.
265,000 9.125%,  6/15/2023
h
269,638
73,000 11.500%,  6/1/2025
h
77,563
187,000 4.250%,  7/1/2026
h
137,461
172,000 9.250%,  1/15/2029
e,h
169,481
Scientific Games International, Inc.
200,000 7.250%,  11/15/2029
h
186,142
40,000 6.625%,  3/1/2030
h
32,064
SeaWorld Parks and
Entertainment, Inc.
70,000 5.250%,  8/15/2029
h
58,128
Six Flags Theme Parks, Inc.
55,000 7.000%,  7/1/2025
h
54,977
Staples, Inc.
137,000 7.500%,  4/15/2026
h
115,027
123,000 10.750%,  4/15/2027
h
91,174
Station Casinos, LLC
122,000 4.625%,  12/1/2031
h
92,145
Target Corporation
337,000 2.950%,  1/15/2052 226,556
Tenneco, Inc.
195,000 5.000%,  7/15/2026 189,638
Toll Brothers Finance Corporation
460,000 3.800%,  11/1/2029
f
372,385
Travel + Leisure Company
123,000 6.625%,  7/31/2026
h
115,219
TripAdvisor, Inc.
37,000 7.000%,  7/15/2025
h
35,972
Uber Technologies, Inc.
120,000 6.250%,  1/15/2028
f,h
111,600
VICI Properties, LP/VICI Note
Company, Inc.
583,000 4.625%,  6/15/2025
h
548,619
267,000 5.750%,  2/1/2027
h
251,589
182,000 3.750%,  2/15/2027
h
159,407
Volkswagen Group of America
Finance, LLC
338,000 4.350%,  6/8/2027
h
317,469
Wabash National Corporation
175,000 4.500%,  10/15/2028
h
135,661
Principal
Amount Long-Term Fixed Income (11.0%) Value
Consumer Cyclical (0.4%) - continued
Walmart, Inc.
$ 336,000 4.500%,  9/9/2052 $ 315,028
Wyndham Hotels & Resorts, Inc.
90,000 4.375%,  8/15/2028
h
79,112
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
h
183,521
Total 20,715,981
Consumer Non-Cyclical (0.4%)
1375209 BC, Ltd.
92,000 9.000%,  1/30/2028
h
91,310
Abbott Laboratories
641,000 4.750%,  11/30/2036 625,212
AbbVie, Inc.
150,000 2.950%,  11/21/2026 137,424
650,000 4.300%,  5/14/2036 563,715
225,000 4.850%,  6/15/2044 195,319
400,000 4.875%,  11/14/2048 351,707
Albertson's Companies, Inc.
226,000 4.625%,  1/15/2027
h
202,004
229,000 3.500%,  3/15/2029
h
184,574
Altria Group, Inc.
137,000 5.800%,  2/14/2039 119,625
Amgen, Inc.
375,000 4.200%,  2/22/2052 293,962
Anheuser-Busch Companies, LLC
360,000 4.700%,  2/1/2036 324,447
Anheuser-Busch InBev Worldwide,
Inc.
900,000 4.750%,  4/15/2058 738,609
575,000 4.375%,  4/15/2038 490,964
Aramark Services, Inc.
75,000 6.375%,  5/1/2025
h
73,500
227,000 5.000%,  2/1/2028
h
202,191
Archer-Daniels-Midland Company
415,000 2.700%,  9/15/2051 273,370
AstraZeneca plc
580,000 3.000%,  5/28/2051 402,026
Avantor Funding, Inc.
236,000 4.625%,  7/15/2028
h
210,027
B&G Foods, Inc.
73,000 5.250%,  9/15/2027 59,145
Bausch Health Companies, Inc.
66,000 5.500%,  11/1/2025
f,h
52,430
145,000 4.875%,  6/1/2028
h
93,482
165,000 11.000%,  9/30/2028
h
132,825
32,000 14.000%,  10/15/2030
h
17,440
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 117,427
375,000 3.700%,  6/6/2027 348,973
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 434,978
Bunge, Ltd. Finance Corporation
500,000 2.750%,  5/14/2031 393,313
Cargill, Inc.
251,000 3.125%,  5/25/2051
h
172,334
Central Garden & Pet Company
220,000 4.125%,  10/15/2030 175,115
Chobani, LLC/Chobani Finance
Corporation, Inc.
174,000 4.625%,  11/15/2028
h
147,994
Community Health Systems, Inc.
42,000 8.000%,  12/15/2027
h
33,233

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Consumer Non-Cyclical (0.4%) - continued
$ 150,000 6.000%,  1/15/2029
h
$ 110,248
138,000 6.875%,  4/15/2029
h
66,659
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 429,764
250,000 2.875%,  5/1/2030 207,362
Coty, Inc.
125,000 5.000%,  4/15/2026
h
113,806
CVS Health Corporation
465,000 4.875%,  7/20/2035 419,875
Danaher Corporation
240,000 2.800%,  12/10/2051 154,402
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
h
107,296
Eli Lilly and Company
380,000 2.500%,  9/15/2060 224,762
Embecta Corporation
56,000 6.750%,  2/15/2030
h
51,700
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
205,558
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
h
150,535
H. J. Heinz Company
80,000 5.200%,  7/15/2045 69,510
HCA, Inc.
297,000 5.375%,  2/1/2025 293,488
401,000 3.500%,  9/1/2030 331,114
HFC Prestige Products, Inc.
214,000 4.750%,  1/15/2029
h
181,042
HLF Financing SARL, LLC
293,000 4.875%,  6/1/2029
h
209,098
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
h
467,063
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
338,000 4.375%,  2/2/2052
h
226,548
227,000 5.500%,  1/15/2030
h
209,691
373,000 3.000%,  5/15/2032
h
275,461
Johnson & Johnson
450,000 4.375%,  12/5/2033 433,486
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 240,411
Kraft Heinz Foods Company
300,000 3.875%,  5/15/2027 280,374
360,000 4.375%,  6/1/2046 279,863
Mattel, Inc.
195,000 3.375%,  4/1/2026
h
174,025
282,000 5.450%,  11/1/2041 236,256
Medtronic, Inc.
338,000 4.375%,  3/15/2035 308,068
Mozart Debt Merger Sub, Inc.
151,000 3.875%,  4/1/2029
h
121,055
119,000 5.250%,  10/1/2029
h
89,845
Newell Brands, Inc.
360,000 4.450%,  4/1/2026 331,200
Organon & Company
167,000 4.125%,  4/30/2028
h
142,785
Owens & Minor, Inc.
120,000 6.625%,  4/1/2030
h
105,600
PepsiCo, Inc.
215,000 4.200%,  7/18/2052 190,189
Performance Food Group, Inc.
105,000 4.250%,  8/1/2029
h
87,423
Principal
Amount Long-Term Fixed Income (11.0%) Value
Consumer Non-Cyclical (0.4%) - continued
Perrigo Finance Unlimited
Company
$ 270,000 4.375%,  3/15/2026 $ 247,725
Pfizer, Inc.
432,000 2.700%,  5/28/2050 291,862
Pilgrim's Pride Corporation
152,000 3.500%,  3/1/2032
h
114,588
Post Holdings, Inc.
157,000 5.750%,  3/1/2027
h
149,748
68,000 5.625%,  1/15/2028
h
62,065
65,000 5.500%,  12/15/2029
h
56,193
140,000 4.500%,  9/15/2031
h
112,700
Primo Water Holdings, Inc.
144,000 4.375%,  4/30/2029
h
117,134
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 432,999
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
h
284,932
Scotts Miracle-Gro Company
108,000 4.500%,  10/15/2029 78,300
SEG Holding, LLC
250,000 5.625%,  10/15/2028
h
229,372
Simmons Foods, Inc.
287,000 4.625%,  3/1/2029
h
234,623
Spectrum Brands, Inc.
100,000 5.000%,  10/1/2029
h
79,549
120,000 5.500%,  7/15/2030
h
93,832
Syneos Health, Inc.
180,000 3.625%,  1/15/2029
h
143,330
Sysco Corporation
375,000 6.600%,  4/1/2040 393,910
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 222,239
Teleflex, Inc.
155,000 4.250%,  6/1/2028
h
134,814
Tenet Healthcare Corporation
86,000 4.625%,  7/15/2024 83,160
119,000 6.250%,  2/1/2027
h
111,045
440,000 5.125%,  11/1/2027
h
394,807
110,000 6.125%,  10/1/2028
h
96,370
Teva Pharmaceutical Finance
Netherlands III BV
249,000 3.150%,  10/1/2026 204,305
Thermo Fisher Scientific, Inc.
285,000 2.000%,  10/15/2031 224,659
TreeHouse Foods, Inc.
190,000 4.000%,  9/1/2028 151,504
United Natural Foods, Inc.
119,000 6.750%,  10/15/2028
h
108,837
Zoetis, Inc.
468,000 4.700%,  2/1/2043 409,664
Total 20,448,503
Energy (0.3%)
Antero Resources Corporation
129,000 5.375%,  3/1/2030
h
115,980
Archrock Partners, LP/Archrock
Partners Finance Corporation
190,000 6.250%,  4/1/2028
h
167,009
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
96,000 6.625%,  7/15/2026
h
89,520

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Energy (0.3%) - continued
BP Capital Markets America, Inc.
$ 627,000 2.939%,  6/4/2051 $ 398,200
250,000 3.543%,  4/6/2027 233,688
Buckeye Partners, LP
155,000 3.950%,  12/1/2026 135,188
Callon Petroleum Company
138,000 8.250%,  7/15/2025 134,161
111,000 7.500%,  6/15/2030
f,h
97,181
Canadian Natural Resources, Ltd.
195,000 2.050%,  7/15/2025 177,788
265,000 2.950%,  7/15/2030 218,037
Cheniere Corpus Christi Holdings,
LLC
180,000 2.742%,  12/31/2039 129,821
Cheniere Energy Partners, LP
84,000 3.250%,  1/31/2032 64,500
Cheniere Energy, Inc.
169,000 4.625%,  10/15/2028 155,029
Chesapeake Energy Corporation
248,000 6.750%,  4/15/2029
h
237,738
CNX Resources Corporation
140,000 6.000%,  1/15/2029
h
127,750
Comstock Resources, Inc.
135,000 5.875%,  1/15/2030
h
117,579
Continental Resources, Inc.
187,000 2.268%,  11/15/2026
h
159,577
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
h
112,588
CrownRock Finance, Inc.
167,000 5.625%,  10/15/2025
h
159,881
Devon Energy Corporation
634,000 4.500%,  1/15/2030 577,073
DT Midstream, Inc.
160,000 4.125%,  6/15/2029
h
135,200
70,000 4.375%,  6/15/2031
h
57,730
Enbridge, Inc.
317,000 2.500%,  2/14/2025 297,740
Endeavor Energy Resources, LP
162,000 5.750%,  1/30/2028
h
154,081
Energy Transfer, LP
475,000 4.000%,  10/1/2027 430,781
265,000 4.900%,  3/15/2035 222,685
250,000 5.150%,  2/1/2043 197,383
400,000 6.000%,  6/15/2048 345,597
EnLink Midstream Partners, LP
190,000 4.850%,  7/15/2026 174,493
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 195,171
EQM Midstream Partners, LP
122,000 4.750%,  1/15/2031
h
96,838
EQT Corporation
337,000 6.125%,  2/1/2025 337,431
337,000 3.900%,  10/1/2027 306,669
Equinor ASA
315,000 3.000%,  4/6/2027 290,674
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 390,938
Ferrellgas, LP
120,000 5.375%,  4/1/2026
h
105,600
Halliburton Company
300,000 4.850%,  11/15/2035 261,721
Principal
Amount Long-Term Fixed Income (11.0%) Value
Energy (0.3%) - continued
$ 225,000 5.000%,  11/15/2045 $ 186,835
Harvest Midstream, LP
277,000 7.500%,  9/1/2028
h
258,900
Hess Midstream Operations, LP
190,000 5.625%,  2/15/2026
h
180,358
83,000 5.500%,  10/15/2030
h
71,251
Hilcorp Energy I, LP/Hilcorp
Finance Company
230,000 5.750%,  2/1/2029
h
201,081
112,000 6.250%,  4/15/2032
h
99,211
Holly Energy Partners, LP/Holly
Energy Finance Corporation
102,000 6.375%,  4/15/2027
h
97,410
Howard Midstream Energy
Partners, LLC
178,000 6.750%,  1/15/2027
h
158,592
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
h
116,365
Laredo Petroleum, Inc.
265,000 7.750%,  7/31/2029
f,h
244,168
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 311,095
Marathon Petroleum Corporation
230,000 6.500%,  3/1/2041 227,756
MEG Energy Corporation
154,000 7.125%,  2/1/2027
h
156,310
MPLX, LP
287,000 4.875%,  6/1/2025 281,246
449,000 4.950%,  9/1/2032 407,908
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 102,821
Nabors Industries, Ltd.
205,000 7.250%,  1/15/2026
h
178,374
National Fuel Gas Company
525,000 5.500%,  1/15/2026 515,588
NuStar Logistics, LP
180,000 5.750%,  10/1/2025 166,819
Oasis Petroleum, Inc.
135,000 6.375%,  6/1/2026
h
128,250
Occidental Petroleum Corporation
75,000 8.500%,  7/15/2027 80,265
160,000 6.450%,  9/15/2036 160,000
Ovintiv Exploration, Inc.
280,000 5.375%,  1/1/2026 276,933
Precision Drilling Corporation
135,000 6.875%,  1/15/2029
h
119,192
Range Resources Corporation
144,000 4.750%,  2/15/2030
f,h
124,881
Sabine Pass Liquefaction, LLC
575,000 4.500%,  5/15/2030 523,807
Schlumberger Holdings
Corporation
280,000 4.000%,  12/21/2025
h
269,934
SM Energy Company
119,000 6.625%,  1/15/2027 114,226
105,000 6.500%,  7/15/2028
f
99,784
Southwestern Energy Company
95,000 5.375%,  2/1/2029 86,146
100,000 5.375%,  3/15/2030 90,105
83,000 4.750%,  2/1/2032 69,562
Suburban Propane Partners, LP
310,000 5.875%,  3/1/2027 292,454

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Energy (0.3%) - continued
Sunoco, LP
$ 285,000 5.875%,  3/15/2028 $ 258,621
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
250,000 5.500%,  1/15/2028
h
213,389
Targa Resources Corporation
394,000 4.200%,  2/1/2033 328,122
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
h
134,744
Transocean Proteus, Ltd.
67,500 6.250%,  12/1/2024
h
63,450
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
129,492
USA Compression Partners, LP
161,000 6.875%,  4/1/2026 148,120
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
h
132,971
95,000 4.125%,  8/15/2031
h
78,800
W&T Offshore, Inc.
88,000 9.750%,  11/1/2023
h
86,257
Weatherford International, Ltd.
172,000 8.625%,  4/30/2030
h
149,785
Western Midstream Operating, LP
240,000 3.950%,  6/1/2025 225,600
130,000 5.500%,  8/15/2048 105,138
Williams Companies, Inc.
225,000 5.300%,  8/15/2052 195,836
500,000 7.500%,  1/15/2031 536,375
Total 16,793,347
Financials (0.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
49,000 7.000%,  11/15/2025
h
44,756
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
540,000 3.500%,  1/15/2025 507,460
575,000 3.875%,  1/23/2028 496,284
250,000 3.400%,  10/29/2033 181,385
Air Lease Corporation
690,000 3.000%,  2/1/2030 546,421
170,000 2.875%,  1/15/2032 128,130
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
h
282,399
Alliant Holdings Intermediate, LLC
81,000 6.750%,  10/15/2027
h
69,805
Ally Financial, Inc.
455,000 5.750%,  11/20/2025 441,302
460,000 8.000%,  11/1/2031 482,244
American Express Company
275,000 3.375%,  5/3/2024 268,149
400,000 2.250%,  3/4/2025 374,876
American Homes 4 Rent, LP
480,000 2.375%,  7/15/2031 361,912
American International Group, Inc.
825,000 3.900%,  4/1/2026 787,511
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
116,209
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
b,h
217,225
Principal
Amount Long-Term Fixed Income (11.0%) Value
Financials (0.9%) - continued
Ares Capital Corporation
$ 173,000 3.250%,  7/15/2025 $ 158,022
425,000 3.875%,  1/15/2026 386,669
250,000 2.150%,  7/15/2026 209,518
Associated Banc-Corporation
275,000 4.250%,  1/15/2025 267,402
Australia and New Zealand
Banking Group, Ltd.
450,000 2.950%,  7/22/2030
b,h
408,898
Aviation Capital Group, LLC
480,000 5.500%,  12/15/2024
h
464,667
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
h
339,587
125,000 4.250%,  4/15/2026
h
112,084
Banco Santander Mexico SA
400,000 5.375%,  4/17/2025
h
388,904
Banco Santander SA
400,000 4.175%,  3/24/2028
b
360,448
Bank of America Corporation
10,000 3.550%,  3/5/2024
b
9,921
275,000 1.734%,  7/22/2027
b
235,930
350,000 3.824%,  1/20/2028
b
322,155
230,000 2.087%,  6/14/2029
b
186,906
500,000 2.496%,  2/13/2031
b
394,531
650,000 1.922%,  10/24/2031
b
480,803
338,000 2.972%,  2/4/2033
b
264,232
676,000 4.571%,  4/27/2033
b
605,484
450,000 3.846%,  3/8/2037
b
363,061
Bank of Montreal
341,000 1.500%,  1/10/2025 313,648
Barclays plc
475,000 4.972%,  5/16/2029
b
427,456
335,000 5.746%,  8/9/2033
b
304,329
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 288,486
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 309,098
BNP Paribas SA
564,000 3.132%,  1/20/2033
b,h
427,842
BPCE SA
440,000 3.500%,  10/23/2027
h
386,857
Brookfield Property REIT, Inc.
96,000 5.750%,  5/15/2026
h
86,786
Camden Property Trust
450,000 3.150%,  7/1/2029 393,052
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 480,759
300,000 2.636%,  3/3/2026
b
278,746
Centene Corporation
115,000 4.250%,  12/15/2027 105,191
61,000 4.625%,  12/15/2029 54,815
300,000 3.000%,  10/15/2030 237,582
100,000 2.500%,  3/1/2031 75,378
460,000 2.625%,  8/1/2031 346,690
Charles Schwab Corporation
525,000 2.450%,  3/3/2027 471,136
Chubb INA Holdings, Inc.
260,000 4.350%,  11/3/2045 219,560
Citigroup, Inc.
380,000 0.981%,  5/1/2025
b
352,086
535,000 4.400%,  6/10/2025 519,981
279,000 1.281%,  11/3/2025
b
254,863

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Financials (0.9%) - continued
$ 348,000 3.200%,  10/21/2026 $ 318,792
520,000 3.668%,  7/24/2028
b
468,144
236,000 4.125%,  7/25/2028 212,897
175,000 3.520%,  10/27/2028
b
156,211
478,000 4.910%,  5/24/2033
b
439,758
Coinbase Global, Inc.
49,000 3.625%,  10/1/2031
h
27,168
Commerzbank AG
400,000 8.125%,  9/19/2023
h
394,193
Corebridge Financial, Inc.
451,000 4.400%,  4/5/2052
h
342,785
169,000 4.350%,  4/5/2042
h
130,022
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
*
232,658
Credit Agricole SA
300,000 6.875%,  9/23/2024
b,h,l
276,306
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,l
267,721
550,000 2.193%,  6/5/2026
b,h
478,219
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
181,102
Deutsche Bank AG
49,000 4.296%,  5/24/2028
b
43,700
500,000 3.729%,  1/14/2032
b
336,724
Discover Bank
475,000 4.682%,  8/9/2028
b
455,482
Drawbridge Special Opportunities
Fund, LP
250,000 3.875%,  2/15/2026
h
226,922
Duke Realty, LP
450,000 2.875%,  11/15/2029 383,204
Elevance Health Inc.
525,000 3.125%,  5/15/2050 347,259
415,000 4.625%,  5/15/2042 358,172
EPR Properties
190,000 4.950%,  4/15/2028 163,536
285,000 3.600%,  11/15/2031 203,621
ERP Operating, LP
90,000 3.375%,  6/1/2025 85,567
First Horizon Bank
115,000 5.750%,  5/1/2030 111,564
First Horizon National Corporation
460,000 4.000%,  5/26/2025 443,528
First-Citizens Bank & Trust
Company
360,000 6.125%,  3/9/2028 357,342
Fortress Transportation and
Infrastructure Investors, LLC
112,000 6.500%,  10/1/2025
h
105,214
60,000 9.750%,  8/1/2027
h
58,669
FS KKR Capital Corporation
299,000 4.250%,  2/14/2025
h
277,346
450,000 3.400%,  1/15/2026 397,050
Genworth Mortgage Holdings, Inc.
91,000 6.500%,  8/15/2025
h
86,968
Global Net Lease, Inc.
230,000 3.750%,  12/15/2027
h
179,404
Goldman Sachs Group, Inc.
100,000 3.625%,  2/20/2024 98,257
318,000 1.948%,  10/21/2027
b
271,942
120,000 1.992%,  1/27/2032
b
88,717
1,015,000 3.102%,  2/24/2033
b
806,168
440,000 4.750%,  10/21/2045 366,894
Principal
Amount Long-Term Fixed Income (11.0%) Value
Financials (0.9%) - continued
HCP, Inc.
$ 87,000 3.400%,  2/1/2025 $ 83,347
HSBC Holdings plc
475,000 1.162%,  11/22/2024
b
448,860
750,000 3.803%,  3/11/2025
b
724,936
400,000 2.999%,  3/10/2026
b
369,843
425,000 3.900%,  5/25/2026 398,318
300,000 5.402%,  8/11/2033
b
266,758
HUB International, Ltd.
65,000 7.000%,  5/1/2026
h
61,647
137,000 5.625%,  12/1/2029
h
114,395
Humana, Inc.
170,000 2.150%,  2/3/2032 129,180
Icahn Enterprises, LP
144,000 4.750%,  9/15/2024 134,721
205,000 6.375%,  12/15/2025 194,253
215,000 5.250%,  5/15/2027 188,235
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 176,546
225,000 4.350%,  6/15/2029 212,950
Intesa Sanpaolo SPA
49,000 5.017%,  6/26/2024
h
45,688
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 202,301
iStar, Inc.
205,000 4.250%,  8/1/2025 198,860
J.P. Morgan Chase & Company
265,000 3.125%,  1/23/2025 254,073
160,000 0.824%,  6/1/2025
b
148,123
340,000 1.561%,  12/10/2025
b
311,774
375,000 1.040%,  2/4/2027
b
318,651
384,000 1.578%,  4/22/2027
b
331,509
450,000 2.947%,  2/24/2028
b
397,899
675,000 4.203%,  7/23/2029
b
614,203
400,000 2.522%,  4/22/2031
b
316,184
500,000 1.953%,  2/4/2032
b
369,865
450,000 4.586%,  4/26/2033
b
404,916
337,000 4.912%,  7/25/2033
b
310,766
495,000 3.882%,  7/24/2038
b
386,590
Jefferies Finance, LLC
104,000 5.000%,  8/15/2028
h
76,700
KeyCorp
162,000 3.878%,  5/23/2025
b
157,735
Kimco Realty Corporation
360,000 3.300%,  2/1/2025 345,837
Lloyds Banking Group plc
575,000 3.870%,  7/9/2025
b
554,422
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
h
154,382
Macquarie Group, Ltd.
332,000 1.201%,  10/14/2025
b,h
302,224
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
*
287,620
Mitsubishi UFJ Financial Group,
Inc.
385,000 0.962%,  10/11/2025
b
350,570
350,000 2.048%,  7/17/2030 266,764
Molina Healthcare, Inc.
210,000 4.375%,  6/15/2028
h
189,525
Morgan Stanley
300,000 2.630%,  2/18/2026
b
279,505

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Financials (0.9%) - continued
$ 250,000 2.188%,  4/28/2026
b
$ 229,319
540,000 4.350%,  9/8/2026 514,309
720,000 3.591%,  7/22/2028
b
647,705
620,000 3.622%,  4/1/2031
b
535,822
394,000 5.297%,  4/20/2037
b
354,032
360,000 2.802%,  1/25/2052
b
217,331
MPT Operating Partnership, LP
156,000 4.625%,  8/1/2029 125,513
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 219,726
Nationstar Mortgage Holdings,
Inc.
121,000 6.000%,  1/15/2027
h
103,304
NatWest Group plc
250,000 4.445%,  5/8/2030
b
219,375
Navient Corporation
145,000 5.500%,  1/25/2023 144,195
70,000 5.000%,  3/15/2027 57,254
Necessity Retail REIT, Inc.
211,000 4.500%,  9/30/2028
h
157,250
Northern Trust Corporation
478,000 4.000%,  5/10/2027 460,924
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 338,571
375,000 3.375%,  2/1/2031 285,898
OneMain Finance Corporation
220,000 6.875%,  3/15/2025 206,767
110,000 7.125%,  3/15/2026 99,154
96,000 6.625%,  1/15/2028 82,368
Owl Rock Capital Corporation
115,000 4.250%,  1/15/2026 105,172
Owl Rock Core Income
Corporation
282,000 4.700%,  2/8/2027 246,997
Owl Rock Technology Finance
Corporation
115,000 4.750%,  12/15/2025
h
103,515
Park Intermediate Holdings, LLC
142,000 4.875%,  5/15/2029
h
115,020
PennyMac Financial Services, Inc.
90,000 4.250%,  2/15/2029
h
64,107
Pine Street Trust I
337,000 4.572%,  2/15/2029
h
310,336
PNC Financial Services Group,
Inc.
450,000 4.626%,  6/6/2033
b
401,433
PRA Group, Inc.
89,000 7.375%,  9/1/2025
h
86,102
Principal Life Global Funding II
375,000 1.250%,  8/16/2026
h
321,616
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
b
371,050
175,000 3.700%,  3/13/2051 128,691
Radian Group, Inc.
145,000 4.875%,  3/15/2027 128,541
Realty Income Corporation
300,000 4.125%,  10/15/2026 287,212
325,000 2.850%,  12/15/2032 260,145
Regency Centers, LP
470,000 4.125%,  3/15/2028 431,608
RLJ Lodging Trust, LP
61,000 3.750%,  7/1/2026
h
52,098
Principal
Amount Long-Term Fixed Income (11.0%) Value
Financials (0.9%) - continued
Rocket Mortgage Co-Issuer, Inc.
$ 190,000 3.625%,  3/1/2029
h
$ 146,234
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
b
382,429
Service Properties Trust
69,000 4.650%,  3/15/2024 63,825
113,000 7.500%,  9/15/2025 105,655
150,000 5.500%,  12/15/2027 121,840
Simon Property Group, LP
400,000 3.800%,  7/15/2050 280,355
SLM Corporation
60,000 4.200%,  10/29/2025 53,711
Societe Generale SA
354,000 4.750%,  11/24/2025
h
334,673
Spirit Realty, LP
400,000 2.100%,  3/15/2028 317,843
Standard Chartered plc
409,000 1.822%,  11/23/2025
b,h
370,957
State Street Corporation
155,000 4.421%,  5/13/2033
b
143,009
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 305,682
275,000 1.710%,  1/12/2031 200,180
Sumitomo Mitsui Trust Bank, Ltd.
480,000 0.800%,  9/16/2024
h
439,790
Synchrony Financial
45,000 4.250%,  8/15/2024 43,877
UBS Group AG
325,000 4.488%,  5/12/2026
b,h
313,233
200,000 4.703%,  8/5/2027
b,h
189,600
UDR, Inc.
400,000 2.100%,  8/1/2032 288,831
United Wholesale Mortgage, LLC
95,000 5.500%,  4/15/2029
h
72,200
UnitedHealth Group, Inc.
337,000 4.750%,  5/15/2052 301,416
112,000 4.950%,  5/15/2062 99,713
460,000 4.625%,  7/15/2035 423,216
USIS Merger Sub, Inc.
49,000 6.875%,  5/1/2025
h
47,103
Wells Fargo & Company
350,000 3.000%,  2/19/2025 332,676
250,000 3.000%,  4/22/2026 229,080
350,000 3.000%,  10/23/2026 317,237
338,000 3.526%,  3/24/2028
b
306,132
550,000 2.393%,  6/2/2028
b
471,679
310,000 4.900%,  11/17/2045 253,523
Welltower, Inc.
345,000 2.050%,  1/15/2029 277,113
Willis North America, Inc.
450,000 4.650%,  6/15/2027 427,322
XHR, LP
40,000 6.375%,  8/15/2025
h
38,389
66,000 4.875%,  6/1/2029
h
54,418
Total 55,024,933
Foreign Government (<0.1%)
NBN Company, Ltd.
575,000 2.625%,  5/5/2031
h
457,556
Total 457,556

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Mortgage-Backed Securities (2.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 5,207,310 2.500%,  5/1/2051 $ 4,406,438
5,020,348 3.500%,  6/1/2052 4,526,847
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,164,463 2.500%,  7/1/2030 2,008,499
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,300,000 3.500%,  10/1/2037
e
4,063,500
1,250,000 4.000%,  10/1/2037
e
1,205,859
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,392,585 3.500%,  5/1/2040
e
3,142,272
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,664,709 3.000%,  1/1/2052 7,576,084
3,768,916 2.500%,  2/1/2051 3,184,136
11,375,723 2.000%,  3/1/2051 9,264,343
8,854,166 3.000%,  3/1/2052 7,731,308
7,288,317 2.000%,  4/1/2051 5,932,571
6,354,997 2.500%,  4/1/2051 5,371,713
5,159,726 3.000%,  4/1/2051 4,519,190
5,395,475 3.000%,  5/1/2050 4,746,082
5,830,466 2.500%,  7/1/2051 4,922,212
10,654,833 2.000%,  8/1/2051 8,672,049
2,037,132 3.500%,  9/1/2052 1,840,106
4,550,000 2.000%,  10/1/2052
e
3,683,012
7,775,000 2.500%,  10/1/2052
e
6,521,737
11,237,643 2.500%,  12/1/2051 9,462,683
13,400,000 4.000%,  10/1/2048
e
12,433,211
6,000,000 4.500%,  10/1/2048
e
5,715,469
4,750,000 5.000%,  10/1/2048
e
4,626,821
11,150,000 3.000%,  10/1/2049
e
9,702,678
5,650,000 3.500%,  10/1/2049
e
5,084,559
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,570,233 3.500%,  7/1/2061 1,419,884
Total 141,763,263
Technology (0.2%)
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052 190,217
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 349,564
Apple, Inc.
395,000 2.650%,  2/8/2051 259,331
735,000 3.750%,  9/12/2047 594,160
Black Knight InfoServ, LLC
192,000 3.625%,  9/1/2028
h
162,924
Broadcom, Inc.
206,000 3.469%,  4/15/2034
h
154,552
452,000 3.137%,  11/15/2035
h
316,716
500,000 3.187%,  11/15/2036
h
341,973
250,000 4.926%,  5/15/2037
h
206,143
CommScope Technologies
Finance, LLC
137,000 6.000%,  6/15/2025
h
121,718
Principal
Amount Long-Term Fixed Income (11.0%) Value
Technology (0.2%) - continued
CommScope, Inc.
$ 120,000 7.125%,  7/1/2028
h
$ 92,629
Dell International, LLC
894,000 6.020%,  6/15/2026 897,601
Fiserv, Inc.
475,000 2.250%,  6/1/2027 410,099
480,000 2.650%,  6/1/2030 389,161
Gartner, Inc.
140,000 3.625%,  6/15/2029
h
116,550
235,000 3.750%,  10/1/2030
h
192,382
Global Payments, Inc.
337,000 5.300%,  8/15/2029 316,930
Iron Mountain, Inc.
250,000 4.875%,  9/15/2029
h
205,372
190,000 5.250%,  7/15/2030
h
157,219
182,000 4.500%,  2/15/2031
h
140,719
KLA Corporation
338,000 3.300%,  3/1/2050 237,415
Lam Research Corporation
600,000 2.875%,  6/15/2050 391,209
Mastercard, Inc.
350,000 3.950%,  2/26/2048 288,941
Microchip Technology, Inc.
230,000 0.983%,  9/1/2024 211,710
Microsoft Corporation
145,000 3.041%,  3/17/2062 98,936
335,000 3.700%,  8/8/2046 277,594
Minerva Merger Sub, Inc.
169,000 6.500%,  2/15/2030
h
133,606
MSCI, Inc.
200,000 4.000%,  11/15/2029
h
172,740
NCR Corporation
340,000 6.125%,  9/1/2029
h
292,745
Nielsen Finance, LLC
150,000 4.500%,  7/15/2029
h
149,336
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 144,869
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029 94,919
250,000 3.250%,  5/11/2041 163,965
Open Text Corporation
220,000 4.125%,  2/15/2030
h
175,694
Oracle Corporation
450,000 3.850%,  7/15/2036 336,736
425,000 4.000%,  7/15/2046 287,224
PTC, Inc.
130,000 3.625%,  2/15/2025
h
121,099
80,000 4.000%,  2/15/2028
h
69,967
Rackspace Technology Global,
Inc.
180,000 5.375%,  12/1/2028
h
84,590
Seagate HDD Cayman
267,000 3.125%,  7/15/2029 195,639
220,000 3.375%,  7/15/2031 153,603
Sensata Technologies, Inc.
139,000 3.750%,  2/15/2031
h
109,491
Shift4 Payments, LLC
60,000 4.625%,  11/1/2026
h
54,712
SS&C Technologies, Inc.
380,000 5.500%,  9/30/2027
h
346,634
Switch, Ltd.
180,000 3.750%,  9/15/2028
h
178,875

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Technology (0.2%) - continued
Texas Instruments, Inc.
$ 355,000 4.150%,  5/15/2048 $ 302,694
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
h
102,410
Visa, Inc.
451,000 2.000%,  8/15/2050 258,141
650,000 2.700%,  4/15/2040 469,885
VMware, Inc.
325,000 4.650%,  5/15/2027 310,429
300,000 2.200%,  8/15/2031 218,360
Total 12,050,128
Transportation (0.1%)
Air Canada Pass Through Trust
68,210 3.875%,  3/15/2023
h
67,375
Allegiant Travel Company
109,000 7.250%,  8/15/2027
h
102,732
American Airlines, Inc.
229,000 11.750%,  7/15/2025
h
239,154
397,000 5.500%,  4/20/2026
h
372,850
Avis Budget Car Rental, LLC
150,000 5.375%,  3/1/2029
f,h
123,172
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 201,797
355,000 5.750%,  5/1/2040 359,306
285,000 4.450%,  3/15/2043 246,775
Canadian Pacific Railway
Company
373,000 3.100%,  12/2/2051 244,856
249,000 3.000%,  12/2/2041 176,351
CSX Corporation
360,000 3.800%,  4/15/2050 271,774
Delta Air Lines, Inc.
72,000 7.000%,  5/1/2025
h
72,465
30,000 7.375%,  1/15/2026 30,326
456,000 4.750%,  10/20/2028
h
424,698
Hawaiian Brand Intellectual
Property, Ltd.
34,000 5.750%,  1/20/2026
h
29,988
Hertz Corporation
137,000 4.625%,  12/1/2026
h
111,294
165,000 5.000%,  12/1/2029
h
122,719
Kansas City Southern
225,000 4.700%,  5/1/2048 192,694
Mileage Plus Holdings, LLC
535,800 6.500%,  6/20/2027
h
524,430
Ryder System, Inc.
226,000 2.850%,  3/1/2027 202,589
Southwest Airlines Company
512,000 2.625%,  2/10/2030 410,712
Union Pacific Corporation
449,000 2.973%,  9/16/2062 271,812
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,962
United Airlines, Inc.
134,000 4.375%,  4/15/2026
h
119,595
112,000 4.625%,  4/15/2029
h
92,673
VistaJet Malta Finance plc
148,000 6.375%,  2/1/2030
h
120,990
Total 5,143,089
Principal
Amount Long-Term Fixed Income (11.0%) Value
U.S. Government & Agencies (3.8%)
U.S. Treasury Bonds
$ 1,500,000 2.875%,  5/15/2052 $ 1,257,891
880,000 1.625%,  11/15/2050 546,356
20,205,000 2.250%,  11/15/2027 18,488,364
18,050,000 2.875%,  5/15/2028 16,964,180
5,830,000 5.250%,  11/15/2028 6,197,791
7,700,000 1.625%,  8/15/2029 6,640,348
900,000 1.500%,  2/15/2030 763,805
500,000 0.875%,  11/15/2030 398,320
160,000 1.375%,  11/15/2031 130,000
6,800,000 2.875%,  5/15/2032 6,286,812
2,050,000 4.375%,  5/15/2040 2,156,504
7,430,000 1.375%,  11/15/2040 4,803,089
11,465,000 3.000%,  5/15/2042 9,752,415
2,500,000 3.250%,  5/15/2042 2,218,750
25,124,000 2.500%,  5/15/2046 19,044,188
16,725,000 2.875%,  5/15/2049 13,939,242
U.S. Treasury Notes
3,600,000 0.125%,  4/30/2023 3,519,422
7,320,000 0.125%,  8/31/2023 7,048,645
350,000 0.125%,  10/15/2023 335,262
8,110,000 3.000%,  6/30/2024 7,933,227
1,460,000 2.125%,  7/31/2024 1,404,623
95,000 2.250%,  11/15/2024 91,126
13,150,000 2.125%,  11/30/2024 12,569,551
43,700,000 2.875%,  5/31/2025 42,161,965
12,650,000 2.625%,  1/31/2026 12,022,441
2,500,000 0.500%,  2/28/2026 2,205,957
25,060,000 2.500%,  2/28/2026 23,685,616
300,000 0.750%,  1/31/2028 252,551
Total 222,818,441
Utilities (0.2%)
AES Corporation
450,000 3.950%,  7/15/2030
h
385,335
Ameren Illinois Company
450,000 4.500%,  3/15/2049 384,196
American Electric Power
Company, Inc.
185,000 2.031%,  3/15/2024 177,057
Appalachian Power Company
238,000 3.300%,  6/1/2027 218,588
Berkshire Hathaway Energy
Company
450,000 4.600%,  5/1/2053
h
378,887
375,000 4.500%,  2/1/2045 312,859
Calpine Corporation
135,000 4.500%,  2/15/2028
h
118,934
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 269,278
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 115,018
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 266,502
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 139,202
450,000 4.125%,  5/15/2049 349,235
Consumers Energy Company
550,000 4.350%,  4/15/2049 468,352
DTE Electric Company
265,000 3.700%,  3/15/2045 204,308
360,000 3.700%,  6/1/2046 276,754

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.0%) Value
Utilities (0.2%) - continued
DTE Energy Company
$ 125,000 4.220%,  11/1/2024 $ 122,554
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 253,841
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 300,041
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 337,168
Edison International
675,000 5.750%,  6/15/2027 660,934
Exelon Corporation
275,000 4.700%,  4/15/2050 229,980
336,000 4.450%,  4/15/2046 274,258
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 198,833
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
h
158,684
Mississippi Power Company
340,000 3.950%,  3/30/2028 313,369
National Rural Utilities Cooperative
Finance Corporation
325,000 3.700%,  3/15/2029 297,391
NextEra Energy Operating
Partners, LP
250,000 3.875%,  10/15/2026
h
227,500
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 384,145
NRG Energy, Inc.
260,000 3.375%,  2/15/2029
h
210,506
337,000 4.450%,  6/15/2029
h
292,314
80,000 5.250%,  6/15/2029
h
70,000
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027 294,856
199,000 4.550%,  7/1/2030 170,531
PG&E Corporation
160,000 5.000%,  7/1/2028 137,593
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 163,220
Public Service Company of
Colorado
337,000 4.500%,  6/1/2052 291,992
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 400,086
Southern California Edison
Company
485,000 4.000%,  4/1/2047 353,357
Southern Company
112,000 4.475%,  8/1/2024 110,591
225,000 3.250%,  7/1/2026 208,440
450,000 5.113%,  8/1/2027 437,992
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 110,071
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 129,416
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
207,042
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 367,205
Principal
Amount Long-Term Fixed Income (11.0%) Value
Utilities (0.2%) - continued
Vistra Operations Company, LLC
$ 315,000 5.125%,  5/13/2025
h
$ 304,967
230,000 5.000%,  7/31/2027
h
207,747
Xcel Energy, Inc.
253,000 4.600%,  6/1/2032 234,481
Total 12,525,610
Total Long-Term Fixed Income
(cost $725,718,874) 648,759,958
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
30,132,286 Thrivent Cash Management Trust 30,132,286
Total Collateral Held for
Securities Loaned
(cost $30,132,286) 30,132,286
Shares or
Principal
Amount Short-Term Investments ( 11.7% ) Value
Federal Home Loan Bank Discount
Notes
5,600,000 2.403%, 10/14/2022
m,n
5,594,820
100,000 2.520%, 10/19/2022
m,n
99,867
100,000 2.430%, 10/24/2022
m,n
99,826
7,400,000 2.616%, 10/28/2022
m,n
7,384,462
100,000 2.950%, 11/9/2022
m,n
99,677
900,000 2.918%, 11/18/2022
m,n
896,385
28,000,000 3.440%, 12/21/2022
m,n
27,791,186
Thrivent Core Short-Term Reserve
Fund
63,666,193 3.170% 636,661,926
U.S. Treasury Bills
600,000 2.532%, 10/25/2022
m,o
599,071
11,200,000 2.616%, 11/17/2022
m,o,p
11,160,100
Total Short-Term Investments
(cost $690,313,477) 690,387,320
Total Investments (cost
$5,982,498,076) 101.7% $6,008,771,759
Other Assets and Liabilities, Net
(1.7%) (101,819,150)
Total Net Assets 100.0% $5,906,952,609
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $123,757,797 or
2.1% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At September 30, 2022, $2,358,970 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of September
30, 2022 was $520,278 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of September
30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 240,049
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 471,281
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 2,286,797
Common Stock 22,602,304
Total lending $24,889,101
Gross amount payable upon return of
collateral for securities loaned $30,132,286
Net amounts due to counterparty $5,243,185
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 6,445,237 – 5,607,210 838,027
Capital Goods 7,269,955 – 5,162,042 2,107,913
Communications Services 9,542,433 – 8,782,894 759,539
Consumer Cyclical 5,807,645 – 5,807,645 –
Consumer Non-Cyclical 5,243,428 – 4,660,807 582,621
Energy 1,532,607 – 1,532,607 –
Financials 2,142,612 – 1,961,312 181,300
Technology 1,964,243 – 1,690,083 274,160
Transportation 2,255,184 – 2,130,555 124,629
Utilities 1,098,016 – 1,098,016 –
Registered Investment Companies
Unaffiliated 55,193,510 55,193,510 – –
Affiliated 2,316,277,807 2,226,572,094 89,705,713 –
Common Stock
Communications Services 123,505,754 123,427,537 78,217 –
Consumer Discretionary 231,114,754 231,086,656 – 28,098
Consumer Staples 78,584,274 78,584,274 – –
Energy 64,736,818 64,736,818 – –
Financials 227,123,233 225,785,759 1,337,474 –
Health Care 267,306,727 267,306,727 – –
Industrials 257,695,661 256,087,299 1,608,362 –
Information Technology 406,283,211 404,608,409 1,674,802 –
Materials 68,921,520 67,798,465 1,123,055 –
Real Estate 66,851,362 66,851,362 – –
Utilities 38,475,082 38,475,082 – –
Long-Term Fixed Income
Asset-Backed Securities 36,846,719 – 35,688,110 1,158,609
Basic Materials 5,315,241 – 5,315,241 –
Capital Goods 12,604,202 – 12,604,202 –
Collateralized Mortgage Obligations 37,347,540 – 35,875,606 1,471,934
Commercial Mortgage-Backed Securities 29,199,058 – 29,199,058 –
Communications Services 19,706,347 – 19,706,347 –
Consumer Cyclical 20,715,981 – 20,715,981 –
Consumer Non-Cyclical 20,448,503 – 20,448,503 –
Energy 16,793,347 – 16,793,347 –
Financials 55,024,933 – 55,024,933 –
Foreign Government 457,556 – 457,556 –
Mortgage-Backed Securities 141,763,263 – 141,763,263 –
Technology 12,050,128 – 12,050,128 –
Transportation 5,143,089 – 5,143,089 –
U.S. Government & Agencies 222,818,441 – 222,818,441 –
Utilities 12,525,610 – 12,525,610 –
Short-Term Investments 53,725,394 – 53,725,394 –
Subtotal Investments in Securities $4,947,856,425 $4,106,513,992 $833,815,603 $7,526,830
Other Investments  * Total
Affiliated Short-Term Investments 636,661,926
Affiliated Registered Investment Companies 394,121,122
Collateral Held for Securities Loaned 30,132,286
Subtotal Other Investments $ 1,060,915,334
Total Investments at Value $6,008,771,759
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 67,792,977 67,792,977 – –
Credit Default Swaps 213,980 – 213,980 –
Total Asset Derivatives $68,006,957 $67,792,977 $213,980 $–
Liability Derivatives
Futures Contracts 101,107,608 101,107,608 – –
Credit Default Swaps 36,442 – 36,442 –
Total Liability Derivatives $101,144,050 $101,107,608 $36,442 $–
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling $41,171,426 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 255 December 2022 $ 30,021,094 ( $ 1,445,156)
CBOT 2-Yr. U.S. Treasury Note 389 December 2022 81,192,586 (1,295,631)
CBOT 5-Yr. U.S. Treasury Note 389 December 2022 43,259,231 (1,438,693)
CBOT U.S. Long Bond 203 December 2022 27,798,976 (2,138,508)
CME E-mini S&P 500 Index 4,600 December 2022 919,695,066 (91,350,066)
CME Ultra Long Term U.S. Treasury Bond 213 December 2022 31,466,465 (2,285,465)
Ultra 10-Yr. U.S. Treasury Note 166 December 2022 20,822,496 (1,154,089)
Total Futures Long Contracts $ 1,154,255,914 ( $ 101,107,608)
CBOT 2-Yr. U.S. Treasury Note (90) December 2022 ( $ 18,730,271) $ 245,114
CBOT 5-Yr. U.S. Treasury Note (93) December 2022 (10,359,085) 360,859
CME E-mini Russell 2000 Index (1,842) December 2022 (170,576,408) 16,787,828
CME E-mini S&P Mid-Cap 400 Index (1,671) December 2022 (410,945,427) 41,955,207
ICE mini MSCI EAFE Index (645) December 2022 (60,682,393) 7,128,043
ICE US mini MSCI Emerging Markets Index (1,544) December 2022 (68,595,726) 1,315,926
Total Futures Short Contracts ( $ 739,889,310) $67,792,977
Total Futures Contracts $ 414,366,604 ($33,314,631)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Portfolio's swaps contracts held as of September 30, 2022. Investments totaling
$8,370,075 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 5,200,000 $ – ( $ 36,442) ( $ 36,442)
CDX HY 39, 5 Year, at 5.00%, Quarterly Sell 12/20/2027 (74,700,000) – 213,980 213,980
Total Credit Default Swaps $– $177,538 $177,538
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $79,155 $2,480 $12,995 $50,269 7,100 0.9%
Core Emerging Markets Equity 133,585 – – 96,366 12,531 1.6
Core International Equity 43,631 – – 30,982 4,003 0.5
Core Low Volatility Equity 260,545 – – 216,504 19,487 3.7
Core Small Cap Value – 100,540 – 89,706 10,834 1.5
Global Stock 568,589 65,652 – 420,873 40,448 7.1
High Yield 50,215 1,510 12,000 32,280 8,380 0.5
Income 158,989 7,065 28,000 104,784 12,703 1.8
International Allocation 610,054 57,260 – 432,224 60,435 7.3
International Index 47,308 1,194 – 34,234 3,508 0.6
Large Cap Value 675,808 57,005 – 574,111 30,852 9.7
Limited Maturity Bond 87,619 1,292 17,016 66,405 7,170 1.1
Mid Cap Stock 574,567 85,014 24,000 421,288 24,806 7.2
Small Cap Stock 172,324 28,262 – 140,374 8,450 2.4
Total Affiliated Registered Investment
Companies 3,462,389 2,710,400 45.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 879,956 1,141,868 1,385,162 636,662 63,666 10.8
Total Affiliated Short-Term Investments 879,956 636,662 10.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 22,516 1,103,460 1,095,844 30,132 30,132 0.5
Total Collateral Held for Securities Loaned 22,516 30,132 0.5
Total Value $4,364,861 $ 3,377,194
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,539) ($16,832) $ – $2,479
Core Emerging Markets Equity – (37,219) – –
Core International Equity – (12,649) – –
Core Low Volatility Equity – (44,041) – –
Core Small Cap Value Fund – (10,834) – –
Global Stock – (213,368) 60,268 5,384
High Yield (1,319) (6,126) – 1,509
Income (746) (32,524) 3,906 3,158
International Allocation – (235,090) 43,188 14,072
International Index – (14,268) 125 1,069
Large Cap Value – (158,702) 48,774 8,230
Limited Maturity Bond (154) (5,336) 239 1,052
Mid Cap Stock 8,022 (222,315) 83,528 1,486
Small Cap Stock – (60,212) 27,741 521
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% – – – 7,114
Total Income/Non Income Cash from Affiliated
Investments $46,074
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 112
Total Affiliated Income from Securities Loaned, Net $112
Total Value $4,264 ($1,069,516) $ 267,769

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.3% )
a
Value
Basic Materials (0.3%)
Flexsys Holdings, Inc., Term Loan
$ 1,318,375
8.365%,  (LIBOR 1M +
5.250%), 11/1/2028
b
$ 1,179,946
Gemini HDPE, LLC, Term Loan
828,967
5.810%,  (LIBOR 3M +
3.000%), 12/31/2027
b
791,664
Grinding Media, Inc., Term Loan
1,331,550
7.509%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
1,185,079
Groupe Solmax, Inc., Term Loan
1,155,882
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,020,066
Herens US Holdco Corporation,
Term Loan
1,214,694
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
1,078,041
Hyperion Materials &
Technologies, Inc., Term Loan
794,000
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
738,420
INEOS US Petrochem, LLC, Term
Loan
982,562
5.865%,  (LIBOR 1M +
2.750%), 1/29/2026
b
914,196
Innophos Holdings, Inc., Term
Loan
585,000
6.365%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
565,256
Lummus Technology Holdings V,
LLC, Term Loan
2,080,721
6.615%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,880,451
Nouryon USA, LLC, Term Loan
1,134,406
5.865%,  (LIBOR 1M +
2.750%), 10/1/2025
b
1,062,087
Sparta US HoldCo, LLC, Term
Loan
193,538
5.803%,  (LIBOR 1M +
3.250%), 8/2/2028
b
183,257
Spectrum Group Buyer, Inc., Term
Loan
1,594,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
1,528,742
Tronox Finance, LLC, Term Loan
530,792
5.830%,  (LIBOR 1M +
2.250%), 3/11/2028
b
503,058
Venator Finance SARL, Term Loan
697,158
6.115%,  (LIBOR 1M +
3.000%), 8/8/2024
b
603,913
Total 13,234,176
Capital Goods (0.5%)
ACProducts Holdings, Inc., Term
Loan
1,094,782
7.325%,  (LIBOR 3M +
4.250%), 5/17/2028
b
803,603
Advanced Drainage Systems, Inc.,
Term Loan
199,884
4.862%,  (LIBOR 1M +
2.250%), 9/24/2026
b
199,884
AZZ, Inc., Term Loan
347,760
7.133%,  (TSFR1M +
4.250%), 5/13/2029
b
337,908
Principal
Amount Bank Loans (2.3%)
a
Value
Capital Goods (0.5%) - continued
Bingo Industries, Ltd., Term Loan
$ 475,200
7.174%,  (LIBOR 3M +
3.500%), 8/9/2028
b
$ 427,086
BW Holding, Inc., Term Loan
1,470,554
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c
1,352,910
CP Atlas Buyer, Inc., Term Loan
748,799
6.615%,  (LIBOR 1M +
3.750%), 11/23/2027
b
649,209
EnergySolutions, LLC, Term Loan
659,465
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
608,976
Foley Products Company, LLC,
Term Loan
1,088,434
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
1,028,570
GFL Environmental, Inc., Term
Loan
898,987
5.806%,  (LIBOR 3M +
3.000%), 5/31/2025
b
888,092
Graham Packaging Company,
Inc., Term Loan
914,881
6.115%,  (LIBOR 1M +
3.000%), 8/4/2027
b
869,631
LABL, Inc., Term Loan
320,081
8.115%,  (LIBOR 1M +
5.000%), 10/29/2028
b
287,823
LRS Holdings, LLC, Term Loan
638,177
7.365%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
603,078
LTR Intermediate Holdings, Inc.,
Term Loan
677,852
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
615,713
Mauser Packaging Solutions
Holding Company, Term Loan
1,253,918
5.814%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,165,366
Pactiv Evergreen Group Holdings,
Inc., Term Loan
614,063
6.365%,  (LIBOR 1M +
3.250%), 2/5/2026
b
586,319
Quikrete Holdings Inc., Term Loan
791,025
6.115%,  (LIBOR 1M +
3.000%), 3/18/2029
b
759,716
Secure Acquisition, Inc., Delayed
Draw
102,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
95,370
Secure Acquisition, Inc., Term
Loan
683,565
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
639,133
Smyrna Ready Mix Concrete, LLC,
Term Loan
1,078,298
7.384%,  (TSFR1M +
4.250%), 4/1/2029
b,c
1,027,078
Tiger Acquisition, LLC, Term Loan
430,650
6.365%,  (LIBOR 1M +
3.250%), 6/1/2028
b
397,275
TransDigm, Inc., Term Loan
2,052,415
5.924%,  (LIBOR 3M +
2.250%), 12/9/2025
b
1,963,217

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Capital Goods (0.5%) - continued
TricorBraun Holdings, Inc., Term
Loan
$ 1,145,848
6.365%,  (LIBOR 1M +
3.250%), 3/3/2028
b
$ 1,073,946
Trident TPI Holdings, Inc., Delayed
Draw
99,430
6.300%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
94,011
Trident TPI Holdings, Inc., Term
Loan
693,000
7.674%,  (LIBOR 3M +
4.000%), 9/17/2028
b
655,232
Vertiv Group Corporation, Term
Loan
3,161,850
5.303%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,002,619
Waterlogic USA Holdings, Inc.,
Term Loan
717,750
7.865%,  (LIBOR 1M +
4.750%), 8/12/2028
b
703,395
Total 20,835,160
Communications Services (0.5%)
Allen Media, LLC, Term Loan
373,234
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
321,448
Audacy Capital Corporation, Term
Loan
744,856
5.613%,  (LIBOR 1M +
2.500%), 11/17/2024
b
615,840
Cablevision Lightpath, LLC, Term
Loan
869,513
6.068%,  (LIBOR 1M +
3.250%), 12/1/2027
b
830,932
Cengage Learning, Inc., Term
Loan
1,306,800
7.814%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,180,001
Clear Channel Outdoor Holdings,
Inc., Term Loan
995,801
6.306%,  (LIBOR 3M +
3.500%), 8/21/2026
b
886,571
CMG Media Corporation, Term
Loan
1,193,738
6.615%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,115,154
Crown Subsea Communications
Holding, Inc., Term Loan
1,033,767
7.314%,  (LIBOR 1M +
4.750%), 4/27/2027
b
995,001
DIRECTV Financing, LLC, Term
Loan
1,365,000
8.115%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,268,262
E.W. Scripps Company, Term Loan
699,600
5.865%,  (LIBOR 1M +
2.750%), 1/7/2028
b
675,366
Gogo Intermediate Holdings, LLC,
Term Loan
1,110,938
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,075,665
Gridiron Fiber Corporation, Term
Loan
689,535
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
623,602
Principal
Amount Bank Loans (2.3%)
a
Value
Communications Services (0.5%) - continued
iHeartCommunications, Inc., Term
Loan
$ 622,524
6.115%,  (LIBOR 1M +
3.000%), 5/1/2026
b
$ 583,392
Metronet Systems Holdings, LLC,
Term Loan
1,174,837
6.615%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,101,410
NEP Group, Inc., Term Loan
1,453,375
6.365%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,337,105
347,000
10.115%,  (LIBOR 1M +
7.000%), 10/19/2026
b
312,647
Nexstar Media, Inc., Term Loan
875,908
5.615%,  (LIBOR 1M +
2.500%), 9/18/2026
b
862,455
ORBCOMM, Inc., Term Loan
702,900
7.343%,  (LIBOR 1M +
4.250%), 9/1/2028
b
641,980
RLG Holdings, LLC, Term Loan
715,165
7.115%,  (LIBOR 1M +
4.000%), 7/8/2028
b
671,061
Univision Communications, Inc.,
Term Loan
656,700
6.365%,  (LIBOR 1M +
3.250%), 1/31/2029
b
626,531
Voyage Australia, Pty. Ltd., Term
Loan
668,250
6.210%,  (LIBOR 3M +
3.500%), 7/20/2028
b
641,941
Voyage Digital NZ/US, Term Loan
1,094,000
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
1,062,548
Xplornet Communications, Inc.,
Term Loan
702,900
7.115%,  (LIBOR 1M +
4.000%), 10/1/2028
b
616,619
625,000
10.115%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
542,187
Zayo Group Holdings, Inc., Term
Loan
1,905,316
6.115%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,586,423
Total 20,174,141
Consumer Cyclical (0.3%)
Adient US, LLC, Term Loan
340,688
6.365%,  (LIBOR 1M +
3.250%), 4/8/2028
b
320,887
American Trailer World
Corporation, Term Loan
1,141,307
6.884%,  (LIBOR 1M +
3.750%), 3/3/2028
b
1,032,403
Caesars Resort Collection, LLC,
Term Loan
336,051
6.615%,  (LIBOR 1M +
3.500%), 7/20/2025
b
330,624
Carnival Corporation, Term Loan
650,025
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
588,273
CNT Holdings I Corporation, Term
Loan
581,150
6.248%,  (LIBOR 1M +
3.500%), 11/8/2027
b
552,610

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Consumer Cyclical (0.3%) - continued
$ 165,000
9.498%,  (LIBOR 1M +
6.750%), 11/6/2028
b
$ 155,513
Golden Entertainment, Inc., Term
Loan
1,548,750
6.090%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,530,165
Great Canadian Gaming
Corporation, Term Loan
440,000
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
419,100
HRNI Holdings, LLC, Term Loan
594,775
7.365%,  (LIBOR 1M +
4.250%), 12/10/2028
b
563,549
Petco Health & Wellness
Company, Inc., Term Loan
1,024,400
6.924%,  (LIBOR 3M +
3.250%), 3/4/2028
b
965,179
PetSmart, LLC, Term Loan
1,450,350
6.870%,  (LIBOR 1M +
3.750%), 2/12/2028
b
1,369,377
Prime Security Services Borrower,
LLC, Term Loan
2,723,525
5.303%,  (LIBOR 3M +
2.750%), 9/23/2026
b
2,633,730
Staples, Inc., Term Loan
195,894
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
183,040
664,712
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
581,343
Tenneco, Inc., Term Loan
864,094
6.115%,  (LIBOR 1M +
3.000%), 10/1/2025
b
849,517
Wyndham Hotels & Resorts, Inc.,
Term Loan
461,175
4.865%,  (LIBOR 1M +
1.750%), 5/30/2025
b
448,327
Total 12,523,637
Consumer Non-Cyclical (0.3%)
AI Aqua Merger Sub, Inc., Term
Loan
802,364
6.346%,  (TSFR1M +
3.750%), 7/30/2028
b
743,695
Alltech, Inc., Term Loan
615,350
7.115%,  (LIBOR 1M +
4.000%), 10/15/2028
b
588,687
Blue Ribbon, LLC, Term Loan
859,750
8.564%,  (LIBOR 1M +
6.000%), 5/7/2028
b
731,862
Chobani, LLC, Term Loan
445,900
6.615%,  (LIBOR 1M +
3.500%), 10/23/2027
b
404,935
City Brewing Company, LLC, Term
Loan
1,553,649
6.185%,  (LIBOR 1M +
3.500%), 4/5/2028
b
1,206,672
Del Monte Foods, Inc., Term Loan
410,000
7.368%,  (SOFRRATE +
4.250%), 5/16/2029
b
391,890
Energizer Holdings, Inc., Term
Loan
252,817
5.313%,  (LIBOR 1M +
2.250%), 12/22/2027
b
241,124
Principal
Amount Bank Loans (2.3%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Gainwell Acquisition Corporation,
Term Loan
$ 1,595,639
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
$ 1,517,054
Global Medical Response, Inc.,
Term Loan
3,464,735
6.814%,  (LIBOR 1M +
4.250%), 10/2/2025
b
2,995,264
Mamba Purchaser, Inc., Term Loan
125,000
9.552%,  (LIBOR 1M +
6.500%), 10/14/2029
b
118,125
Packaging Coordinators Midco,
Inc., Term Loan
636,538
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
603,648
Pegasus Bidco BV, Term Loan
555,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b
529,098
Precision Medicine Group, LLC,
Delayed Draw
44,800
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
41,328
Precision Medicine Group, LLC,
Term Loan
978,763
3.234%,  (LIBOR 2M +
3.000%), 11/20/2027
b,c
902,910
Sharp Services, LLC, Term Loan
261,685
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
245,984
Total 11,262,276
Energy (0.1%)
CQP Holdco, LP, Term Loan
1,565,187
7.424%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,507,792
GIP II Blue Holding, LP, Term Loan
995,083
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b
978,166
GIP III Stetson I, LP, Term Loan
941,847
7.365%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
896,526
Total 3,382,484
Financials (0.1%)
Asurion, LLC, Term Loan
1,247,775
6.365%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,055,156
438,325
6.365%,  (LIBOR 1M +
3.250%), 7/31/2027
b
368,850
820,000
8.365%,  (LIBOR 1M +
5.250%), 2/3/2028
b
615,000
735,000
8.365%,  (LIBOR 1M +
5.250%), 1/15/2029
b
558,600
Novae, LLC, Term Loan
1,634,287
7.677%,  (SOFRRATE +
5.000%), 12/22/2028
b
1,511,716
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
410,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
379,250
Total 4,488,572

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Technology (0.1%)
CommScope, Inc., Term Loan
$ 1,114,156
6.365%,  (LIBOR 1M +
3.250%), 4/4/2026
b
$ 1,026,416
Peraton Corporation, Term Loan
1,150,864
6.865%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,088,717
Rackspace Technology Global,
Inc., Term Loan
1,753,300
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,243,020
Redstone Holdco 2 LP, Term Loan
644,187
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
474,766
371,020
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
293,339
SS&C Technologies, Inc., Term
Loan
54,196
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
52,348
46,229
4.865%,  (LIBOR 1M +
1.750%), 4/16/2025
b
44,652
Venga Finance SARL, Term Loan
643,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b,c
591,560
Verscend Holding Corporation,
Term Loan
399,903
7.115%,  (LIBOR 1M +
4.000%), 8/27/2025
b
386,906
Total 5,201,724
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,130,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,059,710
Air Canada, Term Loan
460,845
6.421%,  (LIBOR 3M +
3.500%), 8/11/2028
b
437,392
Genesee & Wyoming, Inc., Term
Loan
1,170,000
5.674%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,135,696
Hertz Corporation, Term Loan
350,562
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
331,064
66,904
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
63,183
Mileage Plus Holdings, LLC, Term
Loan
622,250
8.777%,  (LIBOR 3M +
5.250%), 6/20/2027
b
623,694
Rinchem Company, LLC, Term
Loan
272,318
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
259,723
SkyMiles IP, Ltd., Term Loan
745,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
745,581
United Airlines, Inc., Term Loan
669,800
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
638,078
Total 6,294,121
Principal
Amount Bank Loans (2.3%)
a
Value
Utilities (<0.1%)
Calpine Corporation, Term Loan
$ 1,124,962
5.620%,  (LIBOR 1M +
2.500%), 12/16/2027
b
$ 1,084,891
Constellation Renewables, LLC,
Term Loan
377,485
5.570%,  (LIBOR 3M +
2.500%), 12/15/2027
b
368,897
Osmose Utilities Services, Inc.,
Term Loan
277,200
6.365%,  (LIBOR 1M +
3.250%), 6/22/2028
b
253,638
PG&E Corporation, Term Loan
650,714
6.125%,  (LIBOR 1M +
3.000%), 6/23/2025
b
621,107
Total 2,328,533
Total Bank Loans
(cost $107,558,043) 99,724,824
Principal
Amount Long-Term Fixed Income ( 37.7% ) Value
Asset-Backed Securities (1.8%)
510 Asset Backed Trust
1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
1,735,476
Access Group, Inc.
318,811
3.584%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,f
311,556
Affirm Asset Securitization Trust
3,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
c,f
2,896,523
AMSR Trust
2,700,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,f
2,245,708
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,f
904,726
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
f
1,179,661
Ares XL CLO, Ltd.
2,100,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,868,899
Bankers Healthcare Group
Securitization Trust
1,300,000
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
1,296,750
Buttermilk Park CLO, Ltd.
5,250,000
3.912%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,f
5,008,920
CarVal CLO II, Ltd.
2,125,000
4.210%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,f
1,988,358
1,225,000
4.710%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,f
1,115,547
CarVal CLO VIII-C, Ltd.
1,500,000
6.022%,  (TSFR3M +
2.300%), 10/20/2035, Ser.
2022-2A, Class A
b,e,f
1,500,000

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Asset-Backed Securities (1.8%) - continued
$ 1,000,000
6.722%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,e,f
$ 1,000,000
CMFT Net Lease Master Issuer,
LLC
1,341,076
2.090%,  7/20/2051, Ser.
2021-1, Class A1
f
1,116,179
Commonbond Student Loan Trust
309,602
3.584%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,f
304,500
Dryden 36 Senior Loan Fund
1,800,000
4.562%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
1,698,500
FirstKey Homes Trust
4,500,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
f
4,206,949
Foundation Finance Trust
1,243,825
1.270%,  5/15/2041, Ser.
2021-1A, Class A
f
1,114,918
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
f
1,999,936
Galaxy XIX CLO, Ltd.
1,650,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
1,497,928
Goodgreen
1,728,410
3.860%,  10/15/2054, Ser.
2019-1A, Class A
f
1,591,746
Home Partners of America Trust
2,535,857
2.302%,  12/17/2026, Ser.
2021-2, Class B
f
2,193,113
2,132,043
2.078%,  9/19/2041, Ser.
2021-1, Class C
f
1,741,901
Laurel Road Prime Student Loan
Trust
134,903
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
f
133,795
878,344
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,f
823,944
Longfellow Place CLO, Ltd.
3,900,000
4.262%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,f
3,810,351
950,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
912,862
Marlette Funding Trust
1,300,000
5.180%,  11/15/2032, Ser.
2022-3A, Class A
f
1,294,375
Mercury Financial Credit Card
Master Trust
2,600,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
f
2,462,909
National Collegiate Trust
739,208
3.379%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,f
714,041
Oak Street Investment
1,742,451
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
f
1,533,040
Principal
Amount Long-Term Fixed Income (37.7%) Value
Asset-Backed Securities (1.8%) - continued
OCP CLO, Ltd.
$ 1,800,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
$ 1,637,917
Octagon Investment Partners XVI,
Ltd.
600,000
4.140%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,f
570,509
OZLM IX, Ltd.
1,250,000
4.260%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
1,176,828
Pretium Mortgage Credit Partners,
LLC
1,473,201
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
f,g
1,417,506
886,303
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
f,g
839,310
Progress Residential Trust
1,200,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
f
1,039,912
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
856,501
Saxon Asset Securities Trust
860,035
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
b
715,841
Sound Point CLO XIV, Ltd.
2,600,000
4.833%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,f
2,466,880
Sound Point CLO XXI, Ltd.
1,525,000
4.216%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
1,428,452
Stratus CLO, Ltd.
1,850,000
4.460%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,f
1,708,949
Tricon Residential Trust
1,500,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
f
1,311,278
U.S. Small Business Administration
32,569
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 31,873
Upstart Securitization Trust
58,642
1.702%,  11/20/2030, Ser.
2020-3, Class A
f
58,560
VCAT Asset Securitization, LLC
1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
1,083,363
Vericrest Opportunity Loan
Transferee
1,334,121
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
f,g
1,238,409
1,800,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,560,495
1,375,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
f,g
1,154,845
1,400,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
f,g
1,202,205

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Asset-Backed Securities (1.8%) - continued
$ 994,025
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
$ 919,375
900,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
773,539
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
745,931
Wind River CLO, Ltd.
1,525,000
4.310%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,f
1,460,726
1,275,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
1,183,382
Total 78,785,697
Basic Materials (0.3%)
Alcoa Nederland Holding BV
595,000 5.500%,  12/15/2027
f
554,927
Anglo American Capital plc
675,000 3.875%,  3/16/2029
f
580,037
Avient Corporation
140,000 7.125%,  8/1/2030
f
129,210
Cascades USA, Inc.
290,000 5.125%,  1/15/2026
f,h
262,550
Chemours Company
420,000 5.750%,  11/15/2028
f
343,526
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027
h
323,963
230,000 4.625%,  3/1/2029
f,h
193,200
Consolidated Energy Finance SA
688,000 5.625%,  10/15/2028
f
551,913
Dow Chemical Company
600,000 4.800%,  11/30/2028 571,189
DowDuPont, Inc.
620,000 4.493%,  11/15/2025 609,000
EverArc Escrow Sarl
333,000 5.000%,  10/30/2029
f
268,813
First Quantum Minerals, Ltd.
724,000 6.875%,  10/15/2027
f
651,600
Glencore Funding, LLC
536,000 3.375%,  9/23/2051
f
326,266
1,064,000 4.000%,  3/27/2027
f
991,099
Hecla Mining Company
175,000 7.250%,  2/15/2028 162,347
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
f
340,866
Ingevity Corporation
610,000 3.875%,  11/1/2028
f
504,339
International Flavors and
Fragrances, Inc.
660,000 3.468%,  12/1/2050
f
431,985
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 473,363
Mercer International, Inc.
400,000 5.125%,  2/1/2029 318,752
Methanex Corporation
385,000 4.250%,  12/1/2024 369,157
Mosaic Company
900,000 4.050%,  11/15/2027 837,503
Novelis Corporation
160,000 3.250%,  11/15/2026
f
133,557
210,000 4.750%,  1/30/2030
f
172,200
160,000 3.875%,  8/15/2031
f
119,347
Principal
Amount Long-Term Fixed Income (37.7%) Value
Basic Materials (0.3%) - continued
OCI NV
$ 278,000 4.625%,  10/15/2025
f
$ 258,258
Olin Corporation
580,000 5.125%,  9/15/2027 524,100
SCIL USA Holdings, LLC
423,000 5.375%,  11/1/2026
f
326,767
SPCM SA
409,000 3.375%,  3/15/2030
f
319,286
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
f
337,702
Taseko Mines, Ltd.
298,000 7.000%,  2/15/2026
f
236,910
Unifrax Escrow Issuer Corporation
373,000 5.250%,  9/30/2028
f
286,460
United States Steel Corporation
676,000 6.875%,  3/1/2029
h
614,383
Total 13,124,575
Capital Goods (0.7%)
Advanced Drainage Systems, Inc.
375,000 6.375%,  6/15/2030
f
363,319
AECOM
645,000 5.125%,  3/15/2027 601,982
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
f
427,800
ARD Finance SA
131,000 6.500%,  6/30/2027
f
89,696
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
280,000 5.250%,  8/15/2027
f
175,204
294,000 5.250%,  8/15/2027
f
183,965
Boeing Company
1,225,000 5.930%,  5/1/2060 1,047,874
750,000 5.040%,  5/1/2027 722,521
1,250,000 5.705%,  5/1/2040 1,091,828
Bombardier, Inc.
240,000 7.125%,  6/15/2026
f
220,121
520,000 7.875%,  4/15/2027
f,h
478,400
350,000 6.000%,  2/15/2028
f
292,836
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
f
225,250
Canpack SA/Canpack US LLC
540,000 3.125%,  11/1/2025
f
469,625
Carrier Global Corporation
714,000 3.577%,  4/5/2050 494,286
875,000 2.700%,  2/15/2031 703,423
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
f
50,047
110,000 8.750%,  4/15/2030
f
90,973
CNH Industrial NV
700,000 3.850%,  11/15/2027 638,703
Cornerstone Building Brands, Inc.
283,000 6.125%,  1/15/2029
f
157,914
Covert Mergeco, Inc.
208,000 4.875%,  12/1/2029
f
168,118
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
f,h
283,070
Crown Cork & Seal Company, Inc.
333,000 7.375%,  12/15/2026 333,000
GE Capital International Funding
Company
1,759,000 4.418%,  11/15/2035 1,575,925

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Capital Goods (0.7%) - continued
GFL Environmental, Inc.
$ 339,000 4.000%,  8/1/2028
f
$ 282,550
550,000 3.500%,  9/1/2028
f
463,820
H&E Equipment Services, Inc.
697,000 3.875%,  12/15/2028
f
547,145
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
f
315,000
Howmet Aerospace, Inc.
900,000 3.000%,  1/15/2029 735,264
805,000 5.950%,  2/1/2037 727,507
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026 586,962
JELD-WEN, Inc.
167,000 4.625%,  12/15/2025
f
135,270
John Deere Capital Corporation
536,000 4.350%,  9/15/2032 509,387
L3Harris Technologies, Inc.
1,050,000 3.950%,  5/28/2024 1,034,041
Lockheed Martin Corporation
774,000 4.500%,  5/15/2036 708,627
284,000 6.150%,  9/1/2036 300,239
Mauser Packaging Solutions
Holding Company
335,000 5.500%,  4/15/2024
f
318,250
420,000 7.250%,  4/15/2025
f,h
369,461
MIWD Holdco II, LLC
222,000 5.500%,  2/1/2030
f
164,418
Nesco Holdings II, Inc.
425,000 5.500%,  4/15/2029
f
354,233
New Enterprise Stone and Lime
Company, Inc.
531,000 5.250%,  7/15/2028
f
438,885
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 712,079
OI European Group BV
444,000 4.750%,  2/15/2030
f
352,980
Owens-Brockway Glass Container,
Inc.
168,000 5.875%,  8/15/2023
f
165,900
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
f
264,621
Parker-Hannifin Corporation
1,091,000 4.500%,  9/15/2029 1,028,498
PGT Innovations, Inc.
426,000 4.375%,  10/1/2029
f
349,448
Raytheon Technologies
Corporation
714,000 4.125%,  11/16/2028 667,096
775,000 4.450%,  11/16/2038 675,106
1,000,000 3.750%,  11/1/2046 752,609
Republic Services, Inc.
850,000 2.900%,  7/1/2026 780,849
Roper Technologies, Inc.
564,000 4.200%,  9/15/2028 526,797
750,000 1.750%,  2/15/2031 552,618
SRM Escrow Issuer, LLC
615,000 6.000%,  11/1/2028
f
499,835
Textron, Inc.
710,000 3.375%,  3/1/2028 632,302
Titan Acquisition, Ltd.
180,000 7.750%,  4/15/2026
f
142,278
Principal
Amount Long-Term Fixed Income (37.7%) Value
Capital Goods (0.7%) - continued
TransDigm, Inc.
$ 370,000 6.250%,  3/15/2026
f
$ 358,900
1,130,000 5.500%,  11/15/2027 982,761
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 371,320
360,000 4.000%,  7/15/2030 297,392
Victors Merger Corporation
204,000 6.375%,  5/15/2029
f
122,118
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
f
180,099
WESCO Distribution, Inc.
560,000 7.250%,  6/15/2028
f
548,493
Total 29,841,038
Collateralized Mortgage Obligations (2.0%)
Alternative Loan Trust
665,206
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 394,105
Bellemeade Re, Ltd.
1,198,975
4.031%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,f
1,195,889
BINOM Securitization Trust
1,174,250
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,f
1,022,587
CHNGE Mortgage Trust
2,850,000
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,f
2,784,483
Citicorp Mortgage Securities, Inc.
1,107,161
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 962,457
COLT Mortgage Loan Trust
2,246,041
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,f
1,900,134
Countrywide Alternative Loan Trust
795,706
2.539%,  10/25/2035, Ser.
2005-43, Class 4A1
b
673,456
1,116,960
7.000%,  10/25/2037, Ser.
2007-24, Class A10 435,545
Countrywide Home Loans, Inc.
195,889
5.750%,  4/25/2037, Ser.
2007-3, Class A27 104,152
Credit Suisse Mortgage Trust
1,300,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,f
1,105,401
1,875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,f
1,641,694
2,039,526
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,f
1,629,570
1,500,000
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
1,464,053
1,240,009
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
1,055,867
4,558,496
3.436%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,f
4,457,904
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
83,768
6.000%,  10/25/2022, Ser.
2006-AR5, Class 23A 59,749
Federal Home Loan Mortgage
Corporation - REMIC
4,488,530
4.000%,  1/25/2051, Ser.
5249, Class LA 4,340,393

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Collateralized Mortgage Obligations (2.0%) -
continued
$ 239,881
4.000%,  7/15/2031, Ser.
4104, Class KI
i
$ 3,898
1,466,799
3.000%,  2/15/2033, Ser.
4170, Class IG
i
144,893
1,560,122
3.000%,  3/15/2033, Ser.
4180, Class PI
i
178,439
3,891,631
4.500%,  10/15/2033, Ser.
2695, Class BH 3,859,239
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,093,582
Federal National Mortgage
Association
8,500,000
5.250%,  10/31/2052, Ser.
CITI-8187, Class E525
e
8,489,375
Federal National Mortgage
Association - REMIC
3,390,841
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,321,797
2,022,864
4.000%,  7/25/2052, Ser.
2022-37, Class PE 1,947,775
2,350,536
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
112,124
3,808,000
4.500%,  1/25/2046, Ser.
2022-68, Class BA
c
3,736,749
Flagstar Mortgage Trust
1,296,720
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
1,118,827
FWD Securitization Trust
713,800
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
675,340
GCAT Trust
1,777,153
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,f
1,531,943
GS Mortgage-Backed Securities
Trust
2,735,791
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,f
2,256,921
J.P. Morgan Mortgage Trust
2,402,528
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,f
1,907,853
1,726,567
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
1,345,790
Legacy Mortgage Asset Trust
331,323
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
323,091
LHOME Mortgage Trust
800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
f,g
756,426
2,200,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,f
2,115,221
Mello Mortgage Capital
Acceptance
2,374,760
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,f
1,861,312
Merrill Lynch Alternative Note
Asset Trust
186,049
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 79,442
New Residential Mortgage Loan
Trust
4,564,316
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,f
3,624,533
Principal
Amount Long-Term Fixed Income (37.7%) Value
Collateralized Mortgage Obligations (2.0%) -
continued
New York Mortgage Trust
$ 2,300,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
f,g
$ 2,167,561
1,442,114
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
1,386,456
Oaktown Re VII, Ltd.
1,250,000
3.881%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
1,227,249
Oaktown Re, Ltd.
1,335,271
3.931%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,f
1,332,738
Onslow Bay Financial, LLC
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,f
1,255,872
Palisades Mortgage Loan Trust
3,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
f,g
3,234,310
Preston Ridge Partners Mortgage
Trust, LLC
1,617,366
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,f
1,500,632
Residential Accredit Loans, Inc.
Trust
581,472
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 483,693
Residential Asset Securitization
Trust
1,709,386
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,053,249
ROC Securities Trust Series
2,000,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,871,715
Sequoia Mortgage Trust
649,353
3.034%,  9/20/2046, Ser.
2007-1, Class 4A1
b
460,731
Toorak Mortgage Corporation, Ltd.
2,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
f,g
1,897,432
TRK Trust
1,710,673
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,f
1,481,970
Vericrest Opportunity Loan
Transferee
1,477,944
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
f,g
1,355,368
Verus Securitization Trust
1,006,897
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,f
853,093
Total 88,274,078
Commercial Mortgage-Backed Securities (1.6%)
BANK 2021-BNK36
2,400,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 1,928,227
BANK 2022-BNK39
9,724,260
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,i
288,368
2,650,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 2,205,664

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Commercial Mortgage-Backed Securities (1.6%)
- continued
BANK 2022-BNK40
$ 3,000,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
$ 2,605,817
BBCMS Mortgage Trust
5,442,397
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,i
241,872
1,500,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
1,251,269
2,000,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
1,770,776
1,600,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
1,526,828
2,900,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 2,359,990
17,310,000
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,i
1,427,956
1,900,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 1,553,662
14,487,648
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
1,429,673
Benchmark Mortgage Trust
3,900,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 3,171,904
BFLD Trust
825,000
4.518%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
783,628
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
5,900,000
2.920%,  6/25/2032, Ser.
K146, Class A2
j
5,159,149
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
7,500,000
3.000%,  8/25/2032, Ser.
K147, Class A2 6,602,921
4,750,000
3.500%,  9/25/2032, Ser.
K148, Class A2
f
4,351,057
7,500,000
3.530%,  10/25/2032, Ser.
K149, Class A2 6,875,240
5,650,000
3.710%,  11/25/2032, Ser.
K150, Class A2 5,255,391
10,000,000
3.780%,  12/25/2032, Ser.
K152, Class A2 9,313,344
7,150,000
3.800%,  12/25/2032, Ser.
K151, Class A2 6,670,841
Morgan Stanley Capital I Trust
14,812,656
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
1,530,242
Total 68,303,819
Communications Services (1.1%)
Activision Blizzard, Inc.
1,071,000 2.500%,  9/15/2050 646,602
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
371,000 10.500%,  2/15/2028
f
183,645
Altice Financing SA
190,000 5.750%,  8/15/2029
f
145,392
Altice France SA
200,000 8.125%,  2/1/2027
f
178,750
Principal
Amount Long-Term Fixed Income (37.7%) Value
Communications Services (1.1%) - continued
$ 381,000 5.125%,  7/15/2029
f
$ 284,649
346,000 5.500%,  10/15/2029
f
260,325
AMC Networks, Inc.
289,000 4.750%,  8/1/2025 258,231
American Tower Corporation
450,000 3.375%,  10/15/2026 411,182
700,000 2.900%,  1/15/2030 575,405
AT&T, Inc.
805,000 3.650%,  6/1/2051 543,823
1,129,000 3.500%,  9/15/2053 752,299
1,200,000 2.300%,  6/1/2027 1,048,822
1,550,000 4.350%,  3/1/2029 1,449,110
1,090,000 4.900%,  8/15/2037 966,947
CCO Holdings, LLC
130,000 5.500%,  5/1/2026
f
123,175
640,000 5.125%,  5/1/2027
f
577,600
71,000 6.375%,  9/1/2029
f
65,185
770,000 4.750%,  3/1/2030
f
624,662
510,000 4.500%,  8/15/2030
f
403,328
96,000 4.750%,  2/1/2032
f
74,763
350,000 4.250%,  1/15/2034
f
250,523
Cengage Learning, Inc.
433,000 9.500%,  6/15/2024
f,h
405,937
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 691,880
900,000 4.200%,  3/15/2028 808,007
1,225,000 3.500%,  6/1/2041 782,822
Clear Channel Worldwide
Holdings, Inc.
337,000 5.125%,  8/15/2027
f
284,676
331,000 7.750%,  4/15/2028
f,h
249,905
Comcast Corporation
690,000 2.887%,  11/1/2051 432,099
750,000 3.950%,  10/15/2025 728,594
1,250,000 4.250%,  10/15/2030 1,157,352
690,000 4.400%,  8/15/2035 609,909
1,115,000 4.750%,  3/1/2044 961,595
Consolidated Communications,
Inc.
339,000 5.000%,  10/1/2028
f
235,748
Cox Communications, Inc.
875,000 3.350%,  9/15/2026
f
805,724
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
f
837,600
313,000 6.500%,  2/1/2029
f
276,222
86,000 4.125%,  12/1/2030
f
64,259
Cumulus Media New Holdings,
Inc.
167,000 6.750%,  7/1/2026
f
140,873
DIRECTV Holdings, LLC
495,000 5.875%,  8/15/2027
f
426,744
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,373,878
DISH DBS Corporation
194,000 5.250%,  12/1/2026
f
158,934
142,000 7.375%,  7/1/2028 95,615
261,000 5.750%,  12/1/2028
f
197,248
218,000 5.125%,  6/1/2029 128,075
Entercom Media Corporation
517,000 6.500%,  5/1/2027
f
126,665
Frontier Communications
Corporation
167,000 6.750%,  5/1/2029
f
137,775

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Communications Services (1.1%) - continued
Frontier Communications
Holdings, LLC
$ 457,000 5.875%,  10/15/2027
f
$ 409,577
103,000 8.750%,  5/15/2030
f
103,066
GCI, LLC
405,000 4.750%,  10/15/2028
f
336,253
Gray Escrow II, Inc.
800,000 5.375%,  11/15/2031
f
627,540
Gray Television, Inc.
395,000 4.750%,  10/15/2030
f
296,030
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 245,021
iHeartCommunications, Inc.
390,000 4.750%,  1/15/2028
f
325,065
Iliad Holding SASU
510,000 6.500%,  10/15/2026
f
445,944
LCPR Senior Secured Financing
DAC
324,000 6.750%,  10/15/2027
f
268,920
Level 3 Financing, Inc.
765,000 4.625%,  9/15/2027
f
633,099
320,000 4.250%,  7/1/2028
f
249,603
Lumen Technologies, Inc.
317,000 5.125%,  12/15/2026
f
272,750
Magallanes, Inc.
939,000 5.141%,  3/15/2052
f
682,483
805,000 4.054%,  3/15/2029
f
695,269
805,000 5.050%,  3/15/2042
f
602,336
Meta Platforms, Inc.
1,073,000 3.850%,  8/15/2032
f
943,304
Netflix, Inc.
270,000 4.875%,  4/15/2028 252,697
450,000 5.875%,  11/15/2028 439,101
480,000 5.375%,  11/15/2029
f
451,200
450,000 4.875%,  6/15/2030
f
411,227
NTT Finance Corporation
940,000 4.372%,  7/27/2027
f
911,729
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 502,005
330,000 4.200%,  6/1/2030 299,527
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
f
278,310
Radiate Holdco, LLC
235,000 6.500%,  9/15/2028
f
163,912
Scripps Escrow II, Inc.
156,000 3.875%,  1/15/2029
f
124,363
215,000 5.375%,  1/15/2031
f,h
162,867
Scripps Escrow, Inc.
270,000 5.875%,  7/15/2027
f
234,900
Sinclair Television Group, Inc.
610,000 5.500%,  3/1/2030
f
438,401
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
490,863
295,000 4.000%,  7/15/2028
f
250,921
Sprint Capital Corporation
273,000 6.875%,  11/15/2028 280,508
430,000 8.750%,  3/15/2032 498,263
Sprint Corporation
1,255,000 7.625%,  2/15/2025 1,286,472
TEGNA, Inc.
586,000 4.625%,  3/15/2028 541,026
Principal
Amount Long-Term Fixed Income (37.7%) Value
Communications Services (1.1%) - continued
Telesat Canada
$ 215,000 4.875%,  6/1/2027
f
$ 100,972
80,000 6.500%,  10/15/2027
f
29,600
T-Mobile USA, Inc.
1,343,000 3.600%,  11/15/2060 861,933
280,000 2.875%,  2/15/2031 225,635
2,147,000 3.500%,  4/15/2031 1,804,146
900,000 4.375%,  4/15/2040 732,856
Twitter, Inc.
88,000 3.875%,  12/15/2027
f
82,520
United States Cellular Corporation
360,000 6.700%,  12/15/2033 324,103
Uniti Group, LP
130,000 4.750%,  4/15/2028
f
102,696
Univision Communications, Inc.
559,000 6.625%,  6/1/2027
f
527,535
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 468,128
476,000 2.100%,  3/22/2028 401,846
1,450,000 2.650%,  11/20/2040 945,047
VTR Finance NV
270,000 6.375%,  7/15/2028
f
149,175
VZ Secured Financing BV
561,000 5.000%,  1/15/2032
f
419,121
Walt Disney Company
1,073,000 3.600%,  1/13/2051 795,320
YPSO Finance BIS SA
176,000 10.500%,  5/15/2027
f
137,853
Zayo Group Holdings, Inc.
243,000 4.000%,  3/1/2027
f
194,995
Total 45,400,587
Consumer Cyclical (1.1%)
1011778 B.C., ULC
640,000 4.375%,  1/15/2028
f
554,560
Allied Universal Finance
Corporation
285,000 4.625%,  6/1/2028
f
215,175
Allied Universal Holdco, LLC
230,000 6.625%,  7/15/2026
f
204,987
330,000 4.625%,  6/1/2028
f
254,206
235,000 6.000%,  6/1/2029
f
151,663
Allison Transmission, Inc.
590,000 3.750%,  1/30/2031
f
452,288
Amazon.com, Inc.
670,000 3.875%,  8/22/2037 582,394
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
h
559,350
Arko Corporation
264,000 5.125%,  11/15/2029
f
205,920
Ashton Woods USA, LLC
260,000 4.625%,  8/1/2029
f
188,774
160,000 4.625%,  4/1/2030
f
114,584
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
f
319,831
Boyne USA, Inc.
305,000 4.750%,  5/15/2029
f
255,509
Brookfield Residential Properties,
Inc.
370,000 6.250%,  9/15/2027
f
310,589
Caesars Entertainment, Inc.
608,000 6.250%,  7/1/2025
f
585,960

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Consumer Cyclical (1.1%) - continued
$ 135,000 8.125%,  7/1/2027
f,h
$ 128,936
426,000 4.625%,  10/15/2029
f,h
325,499
Carnival Corporation
26,000 10.500%,  2/1/2026
f
25,725
397,000 7.625%,  3/1/2026
f
301,720
829,000 5.750%,  3/1/2027
f
580,756
Cedar Fair, LP
176,000 5.375%,  4/15/2027 163,486
388,000 5.250%,  7/15/2029
h
332,941
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
229,245
Cinemark USA, Inc.
450,000 5.875%,  3/15/2026
f,h
376,279
Clarios Global, LP
205,000 8.500%,  5/15/2027
f
195,670
Cushman & Wakefield US
Borrower, LLC
202,000 6.750%,  5/15/2028
f
187,365
D.R. Horton, Inc.
550,000 2.600%,  10/15/2025 504,976
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
f
721,987
Dana, Inc.
425,000 5.625%,  6/15/2028 350,689
Empire Communities Corporation
281,000 7.000%,  12/15/2025
f
233,171
Expedia Group, Inc.
1,350,000 3.250%,  2/15/2030 1,094,863
Ford Motor Company
636,000 3.250%,  2/12/2032 458,130
359,000 6.100%,  8/19/2032 316,494
Ford Motor Credit Company, LLC
859,000 2.300%,  2/10/2025 761,329
1,100,000 4.134%,  8/4/2025 998,305
690,000 2.700%,  8/10/2026 572,279
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
f
226,191
General Motors Company
700,000 6.125%,  10/1/2025 700,303
1,150,000 6.800%,  10/1/2027 1,162,201
934,000 5.000%,  4/1/2035 766,207
General Motors Financial
Company, Inc.
450,000 1.500%,  6/10/2026 382,441
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 940,154
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029 220,414
200,000 5.250%,  7/15/2031 160,000
Guitar Center Escrow Issuer II, Inc.
127,000 8.500%,  1/15/2026
f
112,507
Hanesbrands, Inc.
367,000 4.875%,  5/15/2026
f
329,915
Hilton Domestic Operating
Company, Inc.
725,000 4.875%,  1/15/2030 630,750
163,000 3.625%,  2/15/2032
f
124,841
Hilton Grand Vacations Borrower
Escrow, LLC
535,000 5.000%,  6/1/2029
f
431,799
Home Depot, Inc.
555,000 5.400%,  9/15/2040 547,043
Principal
Amount Long-Term Fixed Income (37.7%) Value
Consumer Cyclical (1.1%) - continued
$ 840,000 4.250%,  4/1/2046 $ 709,644
700,000 3.900%,  6/15/2047 556,944
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
f
796,551
Hyundai Capital Services, Inc.
535,000 2.125%,  4/24/2025
f
489,840
International Game Technology plc
445,000 5.250%,  1/15/2029
f
394,168
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
f
190,802
KB Home
360,000 4.800%,  11/15/2029 289,829
Kia Corporation
535,000 2.375%,  2/14/2025
f
497,198
Kohl's Corporation
653,000 3.375%,  5/1/2031 403,293
715,000 5.550%,  7/17/2045 428,063
L Brands, Inc.
600,000 6.625%,  10/1/2030
f
522,000
140,000 6.875%,  11/1/2035 116,953
Lennar Corporation
1,225,000 4.750%,  5/30/2025 1,206,216
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 495,698
1,350,000 2.625%,  4/1/2031 1,085,350
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
f
312,975
Magic MergerCo, Inc.
265,000 5.250%,  5/1/2028
f
186,025
Marriott International, Inc.
75,000 5.750%,  5/1/2025 75,740
885,000 4.625%,  6/15/2030 799,757
Mattamy Group Corporation
306,000 5.250%,  12/15/2027
f
253,637
McDonald's Corporation
650,000 2.125%,  3/1/2030 529,681
1,115,000 4.450%,  3/1/2047 934,062
MDC Holdings, Inc.
1,100,000 2.500%,  1/15/2031 735,103
MGM Resorts International
760,000 6.000%,  3/15/2023 760,228
NCL Corporation, Ltd.
412,000 3.625%,  12/15/2024
f
346,474
166,000 5.875%,  2/15/2027
f
138,195
Nissan Motor Acceptance
Company, LLC
880,000 1.125%,  9/16/2024
f
799,740
PACCAR Financial Corporation
804,000 4.950%,  10/3/2025
e
806,644
PENN Entertainment, Inc.
395,000 4.125%,  7/1/2029
f,h
302,355
PetSmart, Inc./PetSmart Finance
Corporation
520,000 4.750%,  2/15/2028
f
445,010
350,000 7.750%,  2/15/2029
f
312,879
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
688,000 5.750%,  4/15/2026
f
647,367
305,000 6.250%,  1/15/2028
f
260,278
Realogy Group, LLC
500,000 5.750%,  1/15/2029
f
360,625
Rite Aid Corporation
146,000 7.500%,  7/1/2025
f
111,080

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Consumer Cyclical (1.1%) - continued
Royal Caribbean Cruises, Ltd.
$ 590,000 9.125%,  6/15/2023
f
$ 600,325
169,000 11.500%,  6/1/2025
f
179,563
455,000 4.250%,  7/1/2026
f
334,464
368,000 9.250%,  1/15/2029
e,f
362,611
Scientific Games International, Inc.
490,000 7.250%,  11/15/2029
f
456,048
62,000 6.625%,  3/1/2030
f
49,699
SeaWorld Parks and
Entertainment, Inc.
161,000 5.250%,  8/15/2029
f
133,694
Six Flags Theme Parks, Inc.
136,000 7.000%,  7/1/2025
f
135,943
Staples, Inc.
314,000 7.500%,  4/15/2026
f
263,638
284,000 10.750%,  4/15/2027
f
210,515
Station Casinos, LLC
307,000 4.625%,  12/1/2031
f,h
231,873
Target Corporation
805,000 2.950%,  1/15/2052 541,180
Tenneco, Inc.
490,000 5.000%,  7/15/2026
h
476,525
Toll Brothers Finance Corporation
900,000 3.800%,  11/1/2029 728,580
Travel + Leisure Company
282,000 6.625%,  7/31/2026
f
264,161
TripAdvisor, Inc.
84,000 7.000%,  7/15/2025
f
81,666
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
f,h
288,300
VICI Properties, LP/VICI Note
Company, Inc.
1,489,000 4.625%,  6/15/2025
f
1,401,190
500,000 5.750%,  2/1/2027
f
471,140
342,000 3.750%,  2/15/2027
f
299,544
Volkswagen Group of America
Finance, LLC
638,000 4.350%,  6/8/2027
f
599,245
Wabash National Corporation
426,000 4.500%,  10/15/2028
f
330,237
Walmart, Inc.
804,000 4.500%,  9/9/2052 753,818
825,000 3.250%,  7/8/2029 754,249
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
f
188,990
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
f
436,955
Total 48,424,958
Consumer Non-Cyclical (1.1%)
1375209 BC, Ltd.
208,000 9.000%,  1/30/2028
f
206,440
Abbott Laboratories
1,000,000 4.750%,  11/30/2036 975,370
AbbVie, Inc.
575,000 2.950%,  11/21/2026 526,791
1,250,000 4.300%,  5/14/2036 1,084,068
450,000 4.850%,  6/15/2044 390,639
675,000 4.875%,  11/14/2048 593,505
Albertson's Companies, Inc.
521,000 4.625%,  1/15/2027
f
465,681
566,000 3.500%,  3/15/2029
f
456,196
Principal
Amount Long-Term Fixed Income (37.7%) Value
Consumer Non-Cyclical (1.1%) - continued
Altria Group, Inc.
$ 427,000 5.800%,  2/14/2039 $ 372,847
Amgen, Inc.
1,375,000 4.200%,  2/22/2052 1,077,861
Anheuser-Busch Companies, LLC
660,000 4.700%,  2/1/2036 594,820
Anheuser-Busch InBev Worldwide,
Inc.
1,875,000 4.750%,  4/15/2058 1,538,769
1,350,000 4.375%,  4/15/2038 1,152,698
Aramark Services, Inc.
175,000 6.375%,  5/1/2025
f
171,500
524,000 5.000%,  2/1/2028
f
466,732
Archer-Daniels-Midland Company
770,000 2.700%,  9/15/2051 507,218
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 970,407
Avantor Funding, Inc.
545,000 4.625%,  7/15/2028
f
485,020
B&G Foods, Inc.
167,000 5.250%,  9/15/2027 135,303
Bausch Health Companies, Inc.
153,000 5.500%,  11/1/2025
f,h
121,543
335,000 4.875%,  6/1/2028
f
215,975
370,000 11.000%,  9/30/2028
f
297,850
73,000 14.000%,  10/15/2030
f
39,785
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 217,651
865,000 3.700%,  6/6/2027 804,964
Bristol-Myers Squibb Company
1,344,000 3.550%,  3/15/2042 1,051,458
Bunge, Ltd. Finance Corporation
940,000 2.750%,  5/14/2031 739,429
Cargill, Inc.
486,000 3.125%,  5/25/2051
f
333,683
Central Garden & Pet Company
500,000 4.125%,  10/15/2030 397,988
Chobani, LLC/Chobani Finance
Corporation, Inc.
399,000 4.625%,  11/15/2028
f
339,365
Community Health Systems, Inc.
96,000 8.000%,  12/15/2027
f
75,960
290,000 6.000%,  1/15/2029
f
213,146
316,000 6.875%,  4/15/2029
f
152,640
Conagra Brands, Inc.
935,000 4.300%,  5/1/2024 920,208
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,024,119
475,000 2.875%,  5/1/2030 393,988
Coty, Inc.
313,000 5.000%,  4/15/2026
f
284,971
CVS Health Corporation
1,295,000 4.875%,  7/20/2035 1,169,329
Danaher Corporation
516,000 2.800%,  12/10/2051 331,964
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
f
259,300
Eli Lilly and Company
721,000 2.500%,  9/15/2060 426,456
Embecta Corporation
128,000 6.750%,  2/15/2030
f
118,171
Encompass Health Corporation
615,000 4.500%,  2/1/2028 526,743

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Consumer Non-Cyclical (1.1%) - continued
Energizer Holdings, Inc.
$ 455,000 4.750%,  6/15/2028
f
$ 360,492
General Mills, Inc.
550,000 2.875%,  4/15/2030 467,339
H. J. Heinz Company
140,000 5.200%,  7/15/2045 121,643
HCA, Inc.
682,000 5.375%,  2/1/2025 673,935
921,000 3.500%,  9/1/2030 760,488
HFC Prestige Products, Inc.
493,000 4.750%,  1/15/2029
f
417,073
HLF Financing SARL, LLC
726,000 4.875%,  6/1/2029
f
518,106
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
f
1,019,047
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
804,000 4.375%,  2/2/2052
f
538,889
533,000 5.500%,  1/15/2030
f
492,359
743,000 3.000%,  5/15/2032
f
548,706
Johnson & Johnson
1,150,000 4.375%,  12/5/2033 1,107,796
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 568,972
Kraft Heinz Foods Company
900,000 3.875%,  5/15/2027 841,122
900,000 4.375%,  6/1/2046 699,658
Mattel, Inc.
475,000 3.375%,  4/1/2026
f
423,908
670,000 5.450%,  11/1/2041 561,317
Medtronic, Inc.
804,000 4.375%,  3/15/2035 732,801
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
f
313,461
262,000 5.250%,  10/1/2029
f
197,810
Newell Brands, Inc.
774,000 4.450%,  4/1/2026 712,080
Organon & Company
384,000 4.125%,  4/30/2028
f
328,320
Owens & Minor, Inc.
276,000 6.625%,  4/1/2030
f
242,880
PepsiCo, Inc.
500,000 4.200%,  7/18/2052 442,301
Performance Food Group, Inc.
243,000 4.250%,  8/1/2029
f
202,322
Perrigo Finance Unlimited
Company
624,000 4.375%,  3/15/2026 572,520
Pfizer, Inc.
1,090,000 2.700%,  5/28/2050 736,412
Pilgrim's Pride Corporation
384,000 3.500%,  3/1/2032
f
289,486
Post Holdings, Inc.
356,000 5.750%,  3/1/2027
f
339,556
158,000 5.625%,  1/15/2028
f
144,210
150,000 5.500%,  12/15/2029
f
129,675
322,000 4.500%,  9/15/2031
f
259,210
Primo Water Holdings, Inc.
333,000 4.375%,  4/30/2029
f
270,873
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 805,107
Principal
Amount Long-Term Fixed Income (37.7%) Value
Consumer Non-Cyclical (1.1%) - continued
Roche Holdings, Inc.
$ 768,000 4.000%,  11/28/2044
f
$ 651,272
Scotts Miracle-Gro Company
249,000 4.500%,  10/15/2029 180,524
SEG Holding, LLC
560,000 5.625%,  10/15/2028
f
513,793
Simmons Foods, Inc.
660,000 4.625%,  3/1/2029
f
539,550
Spectrum Brands, Inc.
250,000 5.000%,  10/1/2029
f
198,872
210,000 5.500%,  7/15/2030
f
164,206
Syneos Health, Inc.
450,000 3.625%,  1/15/2029
f
358,326
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,260,513
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 530,719
Teleflex, Inc.
630,000 4.250%,  6/1/2028
f
547,955
Tenet Healthcare Corporation
144,000 4.625%,  7/15/2024 139,245
274,000 6.250%,  2/1/2027
f
255,683
1,120,000 5.125%,  11/1/2027
f
1,004,962
205,000 6.125%,  10/1/2028
f
179,598
Teva Pharmaceutical Finance
Netherlands III BV
574,000 3.150%,  10/1/2026 470,967
Thermo Fisher Scientific, Inc.
560,000 2.000%,  10/15/2031 441,434
TreeHouse Foods, Inc.
438,000 4.000%,  9/1/2028
h
349,257
United Natural Foods, Inc.
278,000 6.750%,  10/15/2028
f
254,259
Zoetis, Inc.
670,000 4.700%,  2/1/2043 586,485
Total 48,096,045
Energy (0.9%)
Antero Resources Corporation
330,000 5.375%,  3/1/2030
f,h
296,693
Archrock Partners, LP/Archrock
Partners Finance Corporation
480,000 6.250%,  4/1/2028
f
421,918
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
220,000 6.625%,  7/15/2026
f
205,150
BP Capital Markets America, Inc.
1,345,000 2.939%,  6/4/2051 854,193
500,000 3.543%,  4/6/2027 467,377
Buckeye Partners, LP
480,000 3.950%,  12/1/2026 418,646
Callon Petroleum Company
317,000 8.250%,  7/15/2025 308,180
177,000 7.500%,  6/15/2030
f,h
154,964
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 309,989
430,000 2.950%,  7/15/2030 353,796
Cheniere Corpus Christi Holdings,
LLC
330,000 2.742%,  12/31/2039 238,005
Cheniere Energy Partners, LP
159,000 3.250%,  1/31/2032 122,089

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Energy (0.9%) - continued
Cheniere Energy, Inc.
$ 427,000 4.625%,  10/15/2028 $ 391,700
Chesapeake Energy Corporation
585,000 6.750%,  4/15/2029
f
560,793
CNX Resources Corporation
265,000 6.000%,  1/15/2029
f
241,813
Comstock Resources, Inc.
330,000 5.875%,  1/15/2030
f
287,415
Continental Resources, Inc.
371,000 2.268%,  11/15/2026
f
316,595
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
306,000 5.500%,  6/15/2031
f
259,037
CrownRock Finance, Inc.
384,000 5.625%,  10/15/2025
f
367,630
Devon Energy Corporation
1,644,000 4.500%,  1/15/2030 1,496,386
DT Midstream, Inc.
405,000 4.125%,  6/15/2029
f
342,225
135,000 4.375%,  6/15/2031
f
111,337
Enbridge, Inc.
1,250,000 2.500%,  2/14/2025 1,174,052
Endeavor Energy Resources, LP
372,000 5.750%,  1/30/2028
f
353,817
Energy Transfer, LP
700,000 4.000%,  10/1/2027 634,835
765,000 4.900%,  3/15/2035 642,844
600,000 5.150%,  2/1/2043 473,719
1,090,000 6.000%,  6/15/2048 941,750
EnLink Midstream Partners, LP
440,000 4.850%,  7/15/2026 404,089
Enterprise Products Operating,
LLC
1,100,000 3.300%,  2/15/2053 715,625
EQM Midstream Partners, LP
280,000 4.750%,  1/15/2031
f
222,250
EQT Corporation
806,000 6.125%,  2/1/2025 807,032
805,000 3.900%,  10/1/2027 732,548
Equinor ASA
625,000 3.000%,  4/6/2027 576,734
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 893,572
Ferrellgas, LP
276,000 5.375%,  4/1/2026
f
242,880
Halliburton Company
900,000 4.850%,  11/15/2035 785,162
537,000 5.000%,  11/15/2045 445,914
Harvest Midstream, LP
638,000 7.500%,  9/1/2028
f
596,312
Hess Midstream Operations, LP
350,000 5.625%,  2/15/2026
f
332,239
192,000 5.500%,  10/15/2030
f
164,822
Hilcorp Energy I, LP/Hilcorp
Finance Company
430,000 5.750%,  2/1/2029
f
375,934
318,000 6.250%,  4/15/2032
f
281,688
Holly Energy Partners, LP/Holly
Energy Finance Corporation
200,000 6.375%,  4/15/2027
f
191,000
Howard Midstream Energy
Partners, LLC
409,000 6.750%,  1/15/2027
f
364,405
Principal
Amount Long-Term Fixed Income (37.7%) Value
Energy (0.9%) - continued
ITT Holdings, LLC
$ 380,000 6.500%,  8/1/2029
f
$ 294,793
Laredo Petroleum, Inc.
655,000 7.750%,  7/31/2029
f,h
603,510
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 740,702
Marathon Petroleum Corporation
336,000 6.500%,  3/1/2041 332,722
MEG Energy Corporation
355,000 7.125%,  2/1/2027
f
360,325
MPLX, LP
660,000 4.875%,  6/1/2025 646,767
1,073,000 4.950%,  9/1/2032 974,799
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 224,338
Nabors Industries, Ltd.
505,000 7.250%,  1/15/2026
f
439,410
National Fuel Gas Company
975,000 5.500%,  1/15/2026 957,520
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 463,385
Oasis Petroleum, Inc.
335,000 6.375%,  6/1/2026
f
318,250
Occidental Petroleum Corporation
130,000 8.500%,  7/15/2027 139,126
280,000 6.450%,  9/15/2036 280,000
ONEOK, Inc.
860,000 2.200%,  9/15/2025 781,889
Ovintiv Exploration, Inc.
560,000 5.375%,  1/1/2026 553,867
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
f
295,773
Range Resources Corporation
331,000 4.750%,  2/15/2030
f,h
287,053
Sabine Pass Liquefaction, LLC
1,800,000 4.500%,  5/15/2030 1,639,745
Schlumberger Holdings
Corporation
880,000 4.000%,  12/21/2025
f
848,364
SM Energy Company
304,000 6.625%,  1/15/2027
h
291,804
200,000 6.500%,  7/15/2028
h
190,065
Southwestern Energy Company
219,000 5.375%,  2/1/2029 198,589
295,000 5.375%,  3/15/2030 265,810
191,000 4.750%,  2/1/2032 160,077
Suburban Propane Partners, LP
560,000 5.875%,  3/1/2027 528,305
Sunoco, LP
385,000 5.875%,  3/15/2028 349,366
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
640,000 5.500%,  1/15/2028
f
546,275
Targa Resources Corporation
939,000 4.200%,  2/1/2033 781,998
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
f
251,521
Transocean Proteus, Ltd.
123,750 6.250%,  12/1/2024
f
116,325
Transocean, Inc.
265,000 11.500%,  1/30/2027
f
245,109

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Energy (0.9%) - continued
USA Compression Partners, LP
$ 371,000 6.875%,  4/1/2026 $ 341,320
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
f
333,715
235,000 4.125%,  8/15/2031
f
194,925
W&T Offshore, Inc.
166,000 9.750%,  11/1/2023
f
162,711
Weatherford International, Ltd.
423,000 8.625%,  4/30/2030
f
368,367
Western Midstream Operating, LP
440,000 3.950%,  6/1/2025 413,600
230,000 5.500%,  8/15/2048 186,013
Williams Companies, Inc.
537,000 5.300%,  8/15/2052 467,396
900,000 7.500%,  1/15/2031 965,475
Total 39,420,258
Financials (3.0%)
Acrisure, LLC/Acrisure Finance,
Inc.
112,000 7.000%,  11/15/2025
f
102,300
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,210,000 3.500%,  1/15/2025 1,137,087
950,000 3.875%,  1/23/2028 819,947
475,000 3.400%,  10/29/2033 344,631
Air Lease Corporation
1,350,000 3.000%,  2/1/2030 1,069,085
400,000 2.875%,  1/15/2032 301,482
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
f
531,851
Alliant Holdings Intermediate, LLC
211,000 6.750%,  10/15/2027
f
181,838
Ally Financial, Inc.
1,270,000 5.750%,  11/20/2025 1,231,767
900,000 8.000%,  11/1/2031 943,522
American Express Company
950,000 3.375%,  5/3/2024 926,331
1,050,000 2.250%,  3/4/2025 984,050
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 663,505
American International Group, Inc.
1,347,000 3.900%,  4/1/2026 1,285,790
AmWINS Group, Inc.
255,000 4.875%,  6/30/2029
f
211,666
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
b,f
530,995
Ares Capital Corporation
397,000 3.250%,  7/15/2025 362,628
975,000 3.875%,  1/15/2026 887,063
450,000 2.150%,  7/15/2026 377,133
Associated Banc-Corporation
650,000 4.250%,  1/15/2025 632,041
Australia and New Zealand
Banking Group, Ltd.
500,000 2.950%,  7/22/2030
b,f
454,332
Aviation Capital Group, LLC
880,000 5.500%,  12/15/2024
f
851,890
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
f
679,175
250,000 4.250%,  4/15/2026
f
224,167
Principal
Amount Long-Term Fixed Income (37.7%) Value
Financials (3.0%) - continued
Banco Santander Mexico SA
$ 675,000 5.375%,  4/17/2025
f
$ 656,276
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
901,121
Bank of America Corporation
500,000 1.734%,  7/22/2027
b
428,964
1,210,000 3.824%,  1/20/2028
b
1,113,734
450,000 2.087%,  6/14/2029
b
365,686
1,200,000 2.496%,  2/13/2031
b
946,875
1,250,000 1.922%,  10/24/2031
b
924,622
804,000 2.972%,  2/4/2033
b
628,528
1,609,000 4.571%,  4/27/2033
b
1,441,160
1,075,000 3.846%,  3/8/2037
b
867,313
Bank of Montreal
799,000 1.500%,  1/10/2025 734,910
Barclays plc
1,185,000 4.972%,  5/16/2029
b
1,066,390
825,000 5.746%,  8/9/2033
b
749,466
Berkshire Hathaway Finance
Corporation
1,071,000 2.850%,  10/15/2050 688,126
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025 724,251
BNP Paribas SA
1,340,000 3.132%,  1/20/2033
b,f
1,016,505
BPCE SA
860,000 3.500%,  10/23/2027
f
756,129
Brookfield Property REIT, Inc.
222,000 5.750%,  5/15/2026
f
200,692
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,310,174
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 961,517
805,000 2.636%,  3/3/2026
b
747,967
Centene Corporation
505,000 4.250%,  12/15/2027 461,924
272,000 4.625%,  12/15/2029 244,419
580,000 3.000%,  10/15/2030 459,325
900,000 2.625%,  8/1/2031 678,306
Charles Schwab Corporation
1,340,000 2.450%,  3/3/2027 1,202,519
Chubb INA Holdings, Inc.
737,000 4.350%,  11/3/2045 622,367
Citigroup, Inc.
721,000 0.981%,  5/1/2025
b
668,036
1,240,000 4.400%,  6/10/2025 1,205,190
528,000 1.281%,  11/3/2025
b
482,322
620,000 3.200%,  10/21/2026 567,962
1,404,000 3.668%,  7/24/2028
b
1,263,988
415,000 4.125%,  7/25/2028 374,374
700,000 3.520%,  10/27/2028
b
624,842
1,141,000 4.910%,  5/24/2033
b
1,049,715
Coinbase Global, Inc.
112,000 3.625%,  10/1/2031
f
62,099
Commerzbank AG
1,100,000 8.125%,  9/19/2023
f
1,084,030
Corebridge Financial, Inc.
1,073,000 4.400%,  4/5/2052
f
815,540
402,000 4.350%,  4/5/2042
f
309,284
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
*
418,785
Credit Agricole SA
550,000 6.875%,  9/23/2024
b,f,k
506,561

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Financials (3.0%) - continued
Credit Suisse Group AG
$ 775,000 7.250%,  9/12/2025
b,f,k
$ 592,810
1,375,000 2.193%,  6/5/2026
b,f
1,195,547
Danske Bank AS
400,000 0.976%,  9/10/2025
b,f
362,205
900,000 3.244%,  12/20/2025
b,f
836,672
Deutsche Bank AG
112,000 4.296%,  5/24/2028
b
99,885
950,000 3.729%,  1/14/2032
b
639,775
Discover Bank
1,410,000 4.682%,  8/9/2028
b
1,352,062
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
f
544,614
Duke Realty, LP
700,000 2.875%,  11/15/2029 596,096
Elevance Health Inc.
900,000 3.125%,  5/15/2050 595,302
725,000 4.625%,  5/15/2042 625,722
EPR Properties
355,000 4.950%,  4/15/2028 305,553
541,000 3.600%,  11/15/2031 386,522
ERP Operating, LP
267,000 3.375%,  6/1/2025 253,849
First Horizon Bank
225,000 5.750%,  5/1/2030 218,277
First Horizon National Corporation
900,000 4.000%,  5/26/2025 867,773
First-Citizens Bank & Trust
Company
660,000 6.125%,  3/9/2028 655,126
Fortress Transportation and
Infrastructure Investors, LLC
279,000 6.500%,  10/1/2025
f
262,096
139,000 9.750%,  8/1/2027
f
135,916
FS KKR Capital Corporation
955,000 4.250%,  2/14/2025
f
885,838
1,137,000 3.400%,  1/15/2026 1,003,212
Genworth Mortgage Holdings, Inc.
209,000 6.500%,  8/15/2025
f
199,739
Global Net Lease, Inc.
575,000 3.750%,  12/15/2027
f
448,511
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 982,568
684,000 1.948%,  10/21/2027
b
584,932
230,000 1.992%,  1/27/2032
b
170,042
2,413,000 3.102%,  2/24/2033
b
1,916,536
460,000 4.750%,  10/21/2045 383,571
HCP, Inc.
173,000 3.400%,  2/1/2025 165,736
HSBC Holdings plc
1,502,000 1.162%,  11/22/2024
b
1,419,343
1,525,000 3.803%,  3/11/2025
b
1,474,037
1,000,000 2.999%,  3/10/2026
b
924,608
1,040,000 3.900%,  5/25/2026 974,706
800,000 5.402%,  8/11/2033
b
711,355
HUB International, Ltd.
150,000 7.000%,  5/1/2026
f
142,262
260,000 5.625%,  12/1/2029
f
217,100
Humana, Inc.
335,000 2.150%,  2/3/2032 254,561
Icahn Enterprises, LP
455,000 4.750%,  9/15/2024 425,680
Principal
Amount Long-Term Fixed Income (37.7%) Value
Financials (3.0%) - continued
$ 390,000 6.375%,  12/15/2025 $ 369,554
465,000 5.250%,  5/15/2027 407,112
Intercontinental Exchange, Inc.
650,000 4.950%,  6/15/2052 573,775
537,000 4.350%,  6/15/2029 508,240
Intesa Sanpaolo SPA
112,000 5.017%,  6/26/2024
f
104,430
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 480,644
iStar, Inc.
505,000 4.250%,  8/1/2025 489,874
J.P. Morgan Chase & Company
470,000 3.125%,  1/23/2025 450,619
450,000 0.824%,  6/1/2025
b
416,595
774,000 1.561%,  12/10/2025
b
709,744
725,000 1.040%,  2/4/2027
b
616,058
714,000 1.578%,  4/22/2027
b
616,400
1,075,000 2.947%,  2/24/2028
b
950,537
1,350,000 4.203%,  7/23/2029
b
1,228,407
700,000 2.522%,  4/22/2031
b
553,323
975,000 1.953%,  2/4/2032
b
721,238
1,073,000 4.586%,  4/26/2033
b
965,499
805,000 4.912%,  7/25/2033
b
742,335
1,125,000 3.882%,  7/24/2038
b
878,613
Jefferies Finance, LLC
238,000 5.000%,  8/15/2028
f
175,525
KeyCorp
425,000 3.878%,  5/23/2025
b
413,810
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,029,826
Lloyds Banking Group plc
1,500,000 3.870%,  7/9/2025
b
1,446,317
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
f
291,611
Macquarie Group, Ltd.
961,000 1.201%,  10/14/2025
b,f
874,810
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
*
605,517
Mitsubishi UFJ Financial Group,
Inc.
730,000 0.962%,  10/11/2025
b
664,718
1,350,000 2.048%,  7/17/2030 1,028,947
Molina Healthcare, Inc.
560,000 4.375%,  6/15/2028
f
505,400
Morgan Stanley
825,000 2.630%,  2/18/2026
b
768,638
475,000 2.188%,  4/28/2026
b
435,706
1,350,000 4.350%,  9/8/2026 1,285,773
1,704,000 3.591%,  7/22/2028
b
1,532,901
1,250,000 3.622%,  4/1/2031
b
1,080,286
939,000 5.297%,  4/20/2037
b
843,746
700,000 2.802%,  1/25/2052
b
422,588
MPT Operating Partnership, LP
385,000 4.625%,  8/1/2029 309,759
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 377,142
Nationstar Mortgage Holdings,
Inc.
277,000 6.000%,  1/15/2027
f
236,489
NatWest Group plc
850,000 4.445%,  5/8/2030
b
745,874

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Financials (3.0%) - continued
Navient Corporation
$ 270,000 5.500%,  1/25/2023 $ 268,501
130,000 5.000%,  3/15/2027 106,329
Necessity Retail REIT, Inc.
487,000 4.500%,  9/30/2028
f
362,942
Northern Trust Corporation
1,141,000 4.000%,  5/10/2027 1,100,239
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 629,938
725,000 3.375%,  2/1/2031 552,735
OneMain Finance Corporation
470,000 6.875%,  3/15/2025 441,730
325,000 7.125%,  3/15/2026 292,956
221,000 6.625%,  1/15/2028 189,618
Owl Rock Capital Corporation
225,000 4.250%,  1/15/2026 205,772
Owl Rock Core Income
Corporation
670,000 4.700%,  2/8/2027 586,838
Owl Rock Technology Finance
Corporation
225,000 4.750%,  12/15/2025
f
202,529
Park Intermediate Holdings, LLC
300,000 4.875%,  5/15/2029
f
243,000
PennyMac Financial Services, Inc.
208,000 4.250%,  2/15/2029
f
148,159
Pine Street Trust I
805,000 4.572%,  2/15/2029
f
741,307
PNC Financial Services Group,
Inc.
1,074,000 4.626%,  6/6/2033
b
958,086
PRA Group, Inc.
205,000 7.375%,  9/1/2025
f
198,325
Principal Life Global Funding II
720,000 1.250%,  8/16/2026
f
617,503
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
b
884,279
625,000 3.700%,  3/13/2051 459,612
Radian Group, Inc.
270,000 4.875%,  3/15/2027 239,352
Realty Income Corporation
995,000 4.125%,  10/15/2026 952,586
1,000,000 2.850%,  12/15/2032 800,446
Regency Centers, LP
1,180,000 4.125%,  3/15/2028 1,083,612
Reinsurance Group of America,
Inc.
965,000 4.700%,  9/15/2023 961,676
RLJ Lodging Trust, LP
140,000 3.750%,  7/1/2026
f
119,568
Rocket Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
f
261,681
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
748,231
Service Properties Trust
159,000 4.650%,  3/15/2024 147,075
302,000 7.500%,  9/15/2025 282,370
290,000 5.500%,  12/15/2027 235,558
Simon Property Group, LP
1,100,000 3.800%,  7/15/2050 770,977
SLM Corporation
140,000 4.200%,  10/29/2025 125,325
Principal
Amount Long-Term Fixed Income (37.7%) Value
Financials (3.0%) - continued
Societe Generale SA
$ 840,000 4.750%,  11/24/2025
f
$ 794,138
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 874,069
Standard Chartered plc
1,609,000 1.822%,  11/23/2025
b,f
1,459,339
State Street Corporation
425,000 4.421%,  5/13/2033
b
392,121
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 764,205
700,000 1.710%,  1/12/2031 509,550
Sumitomo Mitsui Trust Bank, Ltd.
880,000 0.800%,  9/16/2024
f
806,282
Synchrony Financial
330,000 4.250%,  8/15/2024 321,766
UBS Group AG
825,000 4.488%,  5/12/2026
b,f
795,130
450,000 4.703%,  8/5/2027
b,f
426,601
UDR, Inc.
675,000 2.100%,  8/1/2032 487,402
United Wholesale Mortgage, LLC
218,000 5.500%,  4/15/2029
f
165,680
UnitedHealth Group, Inc.
806,000 4.750%,  5/15/2052 720,894
269,000 4.950%,  5/15/2062 239,490
970,000 4.625%,  7/15/2035 892,434
USIS Merger Sub, Inc.
112,000 6.875%,  5/1/2025
f
107,664
Wells Fargo & Company
1,040,000 3.000%,  2/19/2025 988,524
500,000 3.000%,  4/22/2026 458,160
1,140,000 3.000%,  10/23/2026 1,033,287
805,000 3.526%,  3/24/2028
b
729,102
1,200,000 2.393%,  6/2/2028
b
1,029,117
930,000 4.900%,  11/17/2045 760,570
Welltower, Inc.
675,000 2.050%,  1/15/2029 542,177
Willis North America, Inc.
1,074,000 4.650%,  6/15/2027 1,019,876
XHR, LP
90,000 6.375%,  8/15/2025
f
86,375
153,000 4.875%,  6/1/2029
f
126,151
Total 129,183,748
Foreign Government (<0.1%)
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
f
815,643
Total 815,643
Mortgage-Backed Securities (8.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
23,508,519 2.500%,  5/1/2051 19,892,965
19,894,239 3.500%,  6/1/2052 17,938,631
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
6,786,932 2.500%,  7/1/2030 6,297,887

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Mortgage-Backed Securities (8.9%) - continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 2,900,000 2.500%,  10/1/2037
e
$ 2,624,273
13,250,000 3.500%,  10/1/2037
e
12,521,250
2,500,000 4.000%,  10/1/2037
e
2,411,719
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
8,586,290 3.500%,  5/1/2040
e
7,952,773
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
19,018,916 3.000%,  1/1/2052 16,629,400
11,798,345 2.500%,  2/1/2051 9,967,729
34,063,500 2.000%,  3/1/2051 27,741,176
19,562,107 3.000%,  3/1/2052 17,081,301
22,494,806 2.000%,  4/1/2051 18,310,404
20,042,684 2.500%,  4/1/2051 16,941,556
11,347,114 3.000%,  4/1/2051 9,938,469
11,737,617 3.000%,  5/1/2050 10,324,893
17,689,415 2.500%,  7/1/2051 14,933,806
32,331,906 2.000%,  8/1/2051 26,315,183
8,396,152 3.500%,  9/1/2052 7,584,102
15,050,000 2.000%,  10/1/2052
e
12,182,270
16,285,000 2.500%,  10/1/2052
e
13,659,998
23,909,879 2.500%,  12/1/2051 20,133,368
28,500,000 4.000%,  10/1/2048
e
26,443,769
8,350,000 4.500%,  10/1/2048
e
7,954,027
10,500,000 5.000%,  10/1/2048
e
10,227,710
24,025,000 3.000%,  10/1/2049
e
20,906,442
24,750,000 3.500%,  10/1/2049
e
22,273,067
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,912,398 3.500%,  7/1/2061 5,346,291
Total 384,534,459
Technology (0.7%)
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052 453,984
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 665,837
Apple, Inc.
938,000 2.650%,  2/8/2051 615,828
1,975,000 3.750%,  9/12/2047 1,596,551
Black Knight InfoServ, LLC
478,000 3.625%,  9/1/2028
f
405,612
Broadcom, Inc.
448,000 3.469%,  4/15/2034
f
336,114
1,072,000 3.137%,  11/15/2035
f
751,150
1,100,000 3.187%,  11/15/2036
f
752,341
460,000 4.926%,  5/15/2037
f
379,303
CommScope Technologies
Finance, LLC
380,000 6.000%,  6/15/2025
f
337,611
CommScope, Inc.
310,000 7.125%,  7/1/2028
f,h
239,292
Dell International, LLC
2,172,000 6.020%,  6/15/2026 2,180,749
Fiserv, Inc.
1,325,000 2.250%,  6/1/2027 1,143,959
960,000 2.650%,  6/1/2030 778,322
Principal
Amount Long-Term Fixed Income (37.7%) Value
Technology (0.7%) - continued
Gartner, Inc.
$ 200,000 3.625%,  6/15/2029
f
$ 166,500
480,000 3.750%,  10/1/2030
f
392,949
Global Payments, Inc.
805,000 5.300%,  8/15/2029 757,058
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
f
215,000
540,000 4.875%,  9/15/2029
f
443,605
300,000 5.250%,  7/15/2030
f
248,241
440,000 4.500%,  2/15/2031
f
340,199
KLA Corporation
804,000 3.300%,  3/1/2050 564,740
Lam Research Corporation
1,200,000 2.875%,  6/15/2050 782,418
Mastercard, Inc.
830,000 3.950%,  2/26/2048 685,203
Microchip Technology, Inc.
450,000 0.983%,  9/1/2024 414,215
Microsoft Corporation
620,000 3.041%,  3/17/2062 423,038
950,000 3.700%,  8/8/2046 787,206
Minerva Merger Sub, Inc.
390,000 6.500%,  2/15/2030
f,h
308,322
MSCI, Inc.
375,000 4.000%,  11/15/2029
f
323,887
NCR Corporation
820,000 6.125%,  9/1/2029
f
706,033
Nielsen Finance, LLC
370,000 4.500%,  7/15/2029
f
368,363
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 458,752
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 426,241
475,000 3.250%,  5/11/2041 311,534
Open Text Corporation
545,000 4.125%,  2/15/2030
f
435,242
Oracle Corporation
1,400,000 3.850%,  7/15/2036 1,047,623
1,100,000 4.000%,  7/15/2046 743,404
PTC, Inc.
220,000 3.625%,  2/15/2025
f
204,936
210,000 4.000%,  2/15/2028
f
183,663
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
f
202,076
Seagate HDD Cayman
656,000 3.125%,  7/15/2029 480,671
540,000 3.375%,  7/15/2031 377,025
Sensata Technologies, Inc.
319,000 3.750%,  2/15/2031
f
251,278
Shift4 Payments, LLC
150,000 4.625%,  11/1/2026
f
136,781
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
f
802,731
Switch, Ltd.
440,000 3.750%,  9/15/2028
f
437,250
Texas Instruments, Inc.
855,000 4.150%,  5/15/2048 729,023
VeriSign, Inc.
310,000 4.750%,  7/15/2027 298,218
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
f
255,225

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Technology (0.7%) - continued
Visa, Inc.
$ 1,073,000 2.000%,  8/15/2050 $ 614,159
1,150,000 2.700%,  4/15/2040 831,335
VMware, Inc.
550,000 4.650%,  5/15/2027 525,342
875,000 2.200%,  8/15/2031 636,882
Total 28,953,021
Transportation (0.3%)
Air Canada Pass Through Trust
145,830 3.875%,  3/15/2023
f
144,042
Allegiant Travel Company
252,000 7.250%,  8/15/2027
f
237,510
American Airlines, Inc.
556,000 11.750%,  7/15/2025
f
580,653
944,000 5.500%,  4/20/2026
f
886,577
Avis Budget Car Rental, LLC
360,000 5.375%,  3/1/2029
f,h
295,612
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 412,085
850,000 5.750%,  5/1/2040 860,310
900,000 4.450%,  3/15/2043 779,288
Canadian Pacific Railway
Company
743,000 3.100%,  12/2/2051 487,743
495,000 3.000%,  12/2/2041 350,576
CSX Corporation
720,000 3.800%,  4/15/2050 543,548
Delta Air Lines, Inc.
389,000 7.000%,  5/1/2025
f
391,510
70,000 7.375%,  1/15/2026 70,761
1,451,000 4.750%,  10/20/2028
f
1,351,397
Hawaiian Brand Intellectual
Property, Ltd.
79,000 5.750%,  1/20/2026
f
69,677
Hertz Corporation
260,000 4.625%,  12/1/2026
f
211,214
313,000 5.000%,  12/1/2029
f
232,794
Kansas City Southern
537,000 4.700%,  5/1/2048 459,897
Mileage Plus Holdings, LLC
1,273,950 6.500%,  6/20/2027
f
1,246,917
Ryder System, Inc.
537,000 2.850%,  3/1/2027
h
481,373
Southwest Airlines Company
952,000 2.625%,  2/10/2030 763,667
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 650,169
United Airlines, Inc.
307,000 4.375%,  4/15/2026
f
273,998
256,000 4.625%,  4/15/2029
f
211,825
VistaJet Malta Finance plc
341,000 6.375%,  2/1/2030
f
278,768
Total 12,271,911
U.S. Government & Agencies (13.5%)
U.S. Treasury Bonds
20,680,000 1.625%,  11/15/2050 12,839,372
16,975,000 2.250%,  11/15/2027 15,532,788
31,750,000 2.875%,  5/15/2028 29,840,039
14,120,000 5.250%,  11/15/2028 15,010,773
38,050,000 1.625%,  8/15/2029 32,813,666
11,850,000 1.500%,  2/15/2030 10,056,762
Principal
Amount Long-Term Fixed Income (37.7%) Value
U.S. Government & Agencies (13.5%) -
continued
$ 6,250,000 0.875%,  11/15/2030 $ 4,979,004
850,000 1.375%,  11/15/2031 690,625
1,075,000 4.375%,  5/15/2040 1,130,850
41,740,000 1.375%,  11/15/2040 26,982,627
600,000 3.000%,  5/15/2042 510,375
27,658,000 2.500%,  5/15/2046 20,964,980
35,275,000 2.875%,  5/15/2049 29,399,508
U.S. Treasury Notes
6,540,000 2.500%,  3/31/2023 6,497,848
5,990,000 0.125%,  4/30/2023 5,855,927
91,010,000 0.125%,  7/31/2023 87,966,853
21,730,000 0.125%,  8/31/2023 20,924,462
23,100,000 0.125%,  10/15/2023 22,127,273
60,650,000 0.750%,  12/31/2023 58,060,529
65,780,000 2.500%,  1/31/2024 64,220,294
10,000,000 3.000%,  6/30/2024 9,782,031
12,780,000 2.125%,  7/31/2024 12,295,259
15,100,000 2.250%,  11/15/2024 14,484,203
8,000,000 2.125%,  11/30/2024 7,646,875
3,700,000 1.375%,  1/31/2025 3,465,570
6,000,000 0.250%,  8/31/2025 5,344,922
33,790,000 2.625%,  1/31/2026 32,113,699
3,050,000 0.500%,  2/28/2026 2,691,268
22,580,000 2.500%,  2/28/2026 21,341,628
2,350,000 0.500%,  4/30/2027 1,998,877
4,300,000 0.750%,  1/31/2028 3,619,895
Total 581,188,782
Utilities (0.7%)
AES Corporation
1,069,000 3.950%,  7/15/2030
f
915,385
Ameren Illinois Company
720,000 4.500%,  3/15/2049 614,713
American Electric Power
Company, Inc.
452,000 2.031%,  3/15/2024 432,593
Appalachian Power Company
560,000 3.300%,  6/1/2027 514,325
Berkshire Hathaway Energy
Company
1,073,000 4.600%,  5/1/2053
f
903,434
900,000 4.500%,  2/1/2045 750,861
Calpine Corporation
311,000 4.500%,  2/15/2028
f
273,988
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 577,025
CenterPoint Energy, Inc.
500,000 2.500%,  9/1/2024 475,754
225,000 4.250%,  11/1/2028 205,390
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 600,568
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 318,176
900,000 4.125%,  5/15/2049 698,470
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 872,837
DTE Electric Company
760,000 3.700%,  3/15/2045 585,939
640,000 3.700%,  6/1/2046 492,006
DTE Energy Company
300,000 4.220%,  11/1/2024 294,129

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.7%) Value
Utilities (0.7%) - continued
Duke Energy Carolinas, LLC
$ 960,000 3.700%,  12/1/2047 $ 716,727
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 726,661
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 812,950
Edison International
950,000 5.750%,  6/15/2027 930,204
Exelon Corporation
575,000 4.700%,  4/15/2050 480,868
642,000 4.450%,  4/15/2046 524,029
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 281,722
560,000 5.300%,  7/1/2043 497,083
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
f
297,532
Mississippi Power Company
800,000 3.950%,  3/30/2028 737,338
National Rural Utilities Cooperative
Finance Corporation
1,000,000 3.700%,  3/15/2029 915,050
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
f
546,000
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 624,814
NiSource, Inc.
875,000 3.600%,  5/1/2030 763,187
NRG Energy, Inc.
635,000 3.375%,  2/15/2029
f
514,121
804,000 4.450%,  6/15/2029
f
697,390
195,000 5.250%,  6/15/2029
f
170,625
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 673,956
632,000 4.550%,  7/1/2030 541,585
PG&E Corporation
379,000 5.000%,  7/1/2028
h
325,924
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 352,043
Public Service Company of
Colorado
806,000 4.500%,  6/1/2052 698,356
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 720,155
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 826,928
Southern Company
269,000 4.475%,  8/1/2024 265,617
665,000 3.250%,  7/1/2026 616,056
1,074,000 5.113%,  8/1/2027 1,045,341
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 471,731
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 330,729
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
458,136
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 648,010
Principal
Amount Long-Term Fixed Income (37.7%) Value
Utilities (0.7%) - continued
Vistra Operations Company, LLC
$ 900,000 5.125%,  5/13/2025
f
$ 871,335
560,000 5.000%,  7/31/2027
f
505,820
Xcel Energy, Inc.
604,000 4.600%,  6/1/2032 559,790
Total 29,673,406
Total Long-Term Fixed Income
(cost $1,819,412,714) 1,626,292,025
Shares
Registered Investment
Companies ( 33.9% ) Value
Unaffiliated  (0.7%)
18,451 Energy Select Sector SPDR Fund 1,328,841
7,847 Invesco QQQ Trust Series 1
h
2,097,189
3,975 ProShares Ultra S&P 500
h
157,887
8,014 ProShares UltraPro QQQ
h
154,830
48,000 SPDR Blackstone Senior Loan
ETF
h
1,961,760
41,053 SPDR Bloomberg High Yield Bond
ETF
h
3,606,506
56,565 SPDR S&P 500 ETF Trust
h
20,203,887
2,400 SPDR S&P Biotech ETF
h,l
190,368
6,300 SPDR S&P Oil & Gas Exploration
ETF 785,736
Total 30,487,004
Affiliated  (33.2%)
17,990,916 Thrivent Core Emerging Markets
Debt Fund 127,375,683
3,957,482 Thrivent Core Emerging Markets
Equity Fund 30,433,036
3,157,809 Thrivent Core International Equity
Fund 24,441,442
7,579,795 Thrivent Core Low Volatility Equity
Fund 84,211,519
3,961,536 Thrivent Core Small Cap Value
Fund 32,801,520
4,226,598 Thrivent Global Stock Portfolio 43,979,438
23,674,160 Thrivent High Yield Portfolio 91,192,863
33,820,861 Thrivent Income Portfolio 278,978,136
20,658,706 Thrivent International Allocation
Portfolio 147,749,000
1,644,297 Thrivent International Index
Portfolio 16,047,192
12,491,539 Thrivent Large Cap Value Portfolio 232,451,295
18,602,278 Thrivent Limited Maturity Bond
Portfolio 172,283,136
4,902,788 Thrivent Mid Cap Stock Portfolio 83,264,057
3,845,288 Thrivent Small Cap Stock Portfolio 63,877,153
Total 1,429,085,470
Total Registered Investment
Companies (cost $1,552,625,898) 1,459,572,474
Shares Common Stock ( 16.4% ) Value
Communications Services (1.2%)
26,512 Alphabet, Inc., Class A
l
2,535,873
193,926 Alphabet, Inc., Class C
l
18,645,985
2,776 AMC Networks, Inc.
l
56,353
77 Cable One, Inc. 65,685
986 Cars.com, Inc.
l
11,339
674 Charter Communications, Inc.
l
204,458
215,750 Comcast Corporation 6,327,947

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Communications Services (1.2%) - continued
2,733 DISH Network Corporation
l
$ 37,797
10,755 Emerald Holding, Inc.
l
36,352
2,639 Eventbrite, Inc.
l
16,045
685 EverQuote, Inc.
l
4,672
1,111 Liberty Latin America, Ltd.
l
6,877
23,864 Live Nation Entertainment, Inc.
l
1,814,619
3,313 Magnite, Inc.
l
21,766
10,852 Match Group, Inc.
l
518,183
50,158 Meta Platforms, Inc.
l
6,805,437
11,323 Netflix, Inc.
l
2,665,887
15,411 News Corporation, Class A 232,860
1,120 Nexstar Media Group, Inc. 186,872
5,720 Omnicom Group, Inc. 360,875
6,809 Paramount Global
h
129,643
5,615 QuinStreet, Inc.
l
58,958
1,129 SciPlay Corporation
l
13,277
3,780 Telephone & Data Systems, Inc. 52,542
5,618 TripAdvisor, Inc.
l
124,045
57,501 Twitter, Inc.
l
2,520,844
57,182 Verizon Communications, Inc. 2,171,201
34,789 Walt Disney Company
l
3,281,646
84,450 Warner Bros. Discovery, Inc.
l
971,175
6,476 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
98,759
1,676 ZipRecruiter, Inc.
l
27,654
32,194 ZoomInfo Technologies, Inc.
l
1,341,202
Total 51,346,828
Consumer Discretionary (1.9%)
4,819 2U, Inc.
l
30,119
1,348 Aaron's Company, Inc. 13,103
681 Adient plc
l
18,898
169,692 Amazon.com, Inc.
l
19,175,196
921 American Axle & Manufacturing
Holdings, Inc.
l
6,290
118 America's Car-Mart, Inc.
l
7,200
18,015 Aptiv plc
l
1,408,953
910 AutoNation, Inc.
l
92,702
15,105 Beazer Homes USA, Inc.
l
146,065
7,123 Bloomin' Brands, Inc. 130,565
2,333 Booking Holdings, Inc.
l
3,833,609
1,201 Boyd Gaming Corporation 57,228
1,066 Brunswick Corporation 69,770
4,627 Buckle, Inc. 146,491
4,404 Burlington Stores, Inc.
l
492,764
1,508 Cedar Fair, LP 62,054
5,999 Cheesecake Factory, Inc. 175,651
615 Chegg, Inc.
l
12,958
3,577 Chico's FAS, Inc.
l
17,313
2,357 Chipotle Mexican Grill, Inc.
l
3,542,005
476 Chuy's Holdings, Inc.
l
11,034
2,807 Clarus Corporation
h
37,810
394 Columbia Sportswear Company 26,516
4,314 Container Store Group, Inc.
l
21,139
21,579 Cooper-Standard Holdings, Inc.
l
126,021
1,270 Cracker Barrel Old Country Store,
Inc. 117,577
4,241 Culp, Inc. 18,491
19,881 D.R. Horton, Inc. 1,338,985
1,225 Dave & Buster's Entertainment,
Inc.
l
38,012
5,537 Designer Brands, Inc. 84,771
1,351 Dorman Products, Inc.
l
110,944
32,788 Duluth Holdings, Inc.
l
230,827
73,173 Everi Holdings, Inc.
l
1,186,866
Shares Common Stock (16.4%) Value
Consumer Discretionary (1.9%) - continued
4,793 Expedia Group, Inc.
l
$ 449,056
10,803 Five Below, Inc.
l
1,487,249
14,320 Foot Locker, Inc. 445,782
79,424 Ford Motor Company 889,549
11,045 Gap, Inc. 90,679
557 Garmin, Ltd. 44,733
70,044 General Motors Company 2,247,712
11,368 Gentex Corporation 271,013
491 Genuine Parts Company 73,316
1,624 G-III Apparel Group, Ltd.
l
24,279
18,419 Goodyear Tire & Rubber Company
l
185,848
130 Graham Holdings Company 69,937
2,582 Grand Canyon Education, Inc.
l
212,369
489 Group 1 Automotive, Inc. 69,863
11,163 Hanesbrands, Inc. 77,694
4,088 Harley-Davidson, Inc. 142,589
12,606 Home Depot, Inc. 3,478,500
2,051 Kohl's Corporation 51,583
6,882 Lear Corporation 823,707
8,063 Lithia Motors, Inc. 1,729,917
15,641 Lowe's Companies, Inc. 2,937,536
362 Lululemon Athletica, Inc.
l
101,201
5,352 M.D.C. Holdings, Inc. 146,752
42,434 Macy's, Inc. 664,941
229 Marriott Vacations Worldwide
Corporation 27,906
8,382 McDonald's Corporation 1,934,063
5,230 Modine Manufacturing Company
l
67,676
7,501 Mohawk Industries, Inc.
l
684,016
1,612 Murphy USA, Inc. 443,155
12,027 Newell Brands, Inc. 167,055
47,798 NIKE, Inc. 3,972,970
13,776 Nordstrom, Inc.
h
230,472
263 NVR, Inc.
l
1,048,602
805 ODP Corporation
l
28,296
2,903 Ollie's Bargain Outlet Holdings,
Inc.
l
149,795
6,853 Papa John's International, Inc. 479,778
3,971 Patrick Industries, Inc. 174,089
12,403 PENN Entertainment, Inc.
l
341,207
6,364 Perdoceo Education Corporation
l
65,549
15,982 Planet Fitness, Inc.
l
921,522
8,167 Playa Hotels and Resorts NV
l
47,532
2,041 Polaris, Inc. 195,222
6,195 PVH Corporation 277,536
594 RCI Hospitality Holdings, Inc. 38,812
212 RH
l
52,167
1,360 Ross Stores, Inc. 114,607
1,964 Ruth's Hospitality Group, Inc. 33,113
3,012 Six Flags Entertainment
Corporation
l
53,312
10,594 Skyline Champion Corporation
l
560,105
1,319 Sleep Number Corporation
l
44,595
4,861 Sonos, Inc.
l
67,568
18,546 Sony Group Corporation ADR 1,187,871
2,311 Stoneridge, Inc.
l
39,171
939 Strategic Education, Inc. 57,664
14,589 Taylor Morrison Home Corporation
l
340,215
51,009 Tesla, Inc.
l
13,530,137
759 Texas Roadhouse, Inc. 66,230
1,319 Thor Industries, Inc. 92,304
38,213 ThredUp, Inc.
l
70,312
7,875 Toll Brothers, Inc. 330,750
303 TopBuild Corporation
l
49,928

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Consumer Discretionary (1.9%) - continued
3,480 Topgolf Callaway Brands
Corporation
l
$ 67,025
7,208 Travel + Leisure Company 245,937
2,441 Ulta Beauty, Inc.
l
979,305
1,926 Urban Outfitters, Inc.
l
37,846
3,946 Vail Resorts, Inc. 850,915
6,447 VF Corporation 192,830
667 Visteon Corporation
l
70,742
141 Williams-Sonoma, Inc. 16,617
3,952 Wingstop, Inc. 495,660
1,700 Wolverine World Wide, Inc. 26,163
10,627 Wyndham Hotels & Resorts, Inc. 651,966
12,391 Xometry, Inc.
h,l
703,685
21,044 Yum! Brands, Inc. 2,237,819
3,454 Zumiez, Inc.
l
74,365
Total 84,139,909
Consumer Staples (0.8%)
34,745 BJ's Wholesale Club Holdings,
Inc.
l
2,529,783
3,000 Bunge, Ltd. 247,710
1,041 Cal-Maine Foods, Inc. 57,869
11,660 Casey's General Stores, Inc. 2,361,383
6,057 Celsius Holdings, Inc.
l
549,249
5,735 Coca-Cola Company 321,275
67 Constellation Brands, Inc. 15,389
7,538 Costco Wholesale Corporation 3,559,971
4,658 Darling Ingredients, Inc.
l
308,127
33,935 e.l.f. Beauty, Inc.
l
1,276,635
9,245 Estee Lauder Companies, Inc. 1,995,996
12,567 Freshpet, Inc.
l
629,481
3,074 Grocery Outlet Holding
Corporation
l
102,333
4,404 Hain Celestial Group, Inc.
l
74,340
1,273 Hershey Company 280,658
2,957 Ingredion, Inc. 238,098
1,216 John B. Sanfilippo & Son, Inc. 92,088
5,832 Kraft Heinz Company 194,497
40,814 Lamb Weston Holdings, Inc. 3,158,187
472 Lancaster Colony Corporation 70,932
1,999 Nu Skin Enterprises, Inc. 66,707
706 PepsiCo, Inc. 115,262
6,214 Performance Food Group
Company
l
266,891
33,645 Philip Morris International, Inc. 2,792,871
372 PriceSmart, Inc. 21,423
5,851 Primo Water Corporation 73,430
12,362 Procter & Gamble Company 1,560,703
115 Seneca Foods Corporation
l
5,801
9,751 Sprouts Farmers Markets, Inc.
l
270,590
17,192 Sysco Corporation 1,215,646
19,940 Turning Point Brands, Inc. 423,326
379 Tyson Foods, Inc. 24,987
2,972 US Foods Holding Corporation
l
78,580
59,864 Walmart, Inc. 7,764,361
Total 32,744,579
Energy (0.7%)
7,812 Antero Midstream Corporation 71,714
9,770 Antero Resources Corporation
l
298,278
8,419 Archrock, Inc. 54,050
53,282 BP plc ADR 1,521,201
4,021 Cactus, Inc. 154,527
1,441 California Resources Corporation 55,378
5,543 Callon Petroleum Company
l
194,061
Shares Common Stock (16.4%) Value
Energy (0.7%) - continued
7,805 ChampionX Corporation $ 152,744
3,378 Chevron Corporation 485,317
141 Civitas Resources, Inc. 8,092
2,380 Clean Energy Fuels Corporation
l
12,709
5,334 CNX Resources Corporation
l
82,837
25,948 ConocoPhillips 2,655,518
32,082 Devon Energy Corporation 1,929,091
78,114 Enterprise Products Partners, LP 1,857,551
7,188 EOG Resources, Inc. 803,115
28,125 EQT Corporation 1,146,094
70,265 Exxon Mobil Corporation 6,134,837
52 Gulfport Energy Corporation
l
4,591
108,936 Halliburton Company 2,682,004
1,164 Helmerich & Payne, Inc. 43,033
10,284 HF Sinclair Corporation 553,691
42,926 Liberty Energy, Inc.
l
544,302
2,148 Magnolia Oil & Gas Corporation 42,552
19,411 Marathon Oil Corporation 438,300
15,007 Marathon Petroleum Corporation 1,490,645
15,827 Matador Resources Company 774,257
2,948 NexTier Oilfield Solutions, Inc.
l
21,815
8,322 Nine Energy Service, Inc.
l
21,970
45,221 NOV, Inc. 731,676
2,738 Oceaneering International, Inc.
l
21,795
4,918 Par Pacific Holdings, Inc.
l
80,704
6,312 PBF Energy, Inc.
l
221,930
12,401 Permian Resources Corporation
l
84,327
8,903 Pioneer Natural Resources
Company 1,927,767
1,332 Plains GP Holdings, LP 14,532
34,770 ProPetro Holding Corporation
l
279,899
25,420 Schlumberger, Ltd. 912,578
900 Select Energy Services, Inc.
l
6,273
4,974 SM Energy Company 187,072
315 Solaris Oilfield Infrastructure, Inc. 2,948
26,526 Talos Energy, Inc.
l
441,658
1,536 Targa Resources Corporation 92,682
2,336 Technip Energies NV ADR 26,210
22,535 TechnipFMC plc
l
190,646
4,397 U.S. Silica Holdings, Inc.
l
48,147
1,924 Valero Energy Corporation 205,579
2,018 Viper Energy Partners, LP 57,836
79,798 Williams Companies, Inc. 2,284,617
1,448 World Fuel Services Corporation 33,941
Total 32,087,091
Financials (2.1%)
93,020 AGNC Investment Corporation 783,228
53,024 Ally Financial, Inc. 1,475,658
857 American Equity Investment Life
Holding Company 31,958
22,196 American Express Company 2,994,462
5,039 American Financial Group, Inc. 619,444
282 Ameriprise Financial, Inc. 71,050
7,673 Ameris Bancorp 343,060
3,608 Annaly Capital Management, Inc. 61,913
5,702 Arch Capital Group, Ltd.
l
259,669
6,907 Arthur J. Gallagher & Company 1,182,617
9,828 Banc of California, Inc. 156,953
87,276 Bank of America Corporation 2,635,735
785 Bank of Marin Bancorp 23,511
1,582 Bank of N.T. Butterfield & Son, Ltd. 51,352
4,213 BankFinancial Corporation 39,855
507 BayCom Corporation 8,913
538 BCB Bancorp, Inc. 9,055

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Financials (2.1%) - continued
12,493 Berkshire Hathaway, Inc.
l
$ 3,335,881
2,315 BlackRock, Inc. 1,273,898
2,855 Bread Financial Holdings, Inc. 89,790
3,758 Bridgewater Bancshares, Inc.
l
61,894
13,845 Brighthouse Financial, Inc.
l
601,150
3,737 Byline Bancorp, Inc. 75,674
13,877 Capital One Financial Corporation 1,279,043
32,798 Carlyle Group, Inc. 847,500
35,814 Central Pacific Financial
Corporation 740,992
75,029 Charles Schwab Corporation 5,392,334
3,444 Chimera Investment Corporation 17,978
12,556 Chubb, Ltd. 2,283,685
4,059 Cincinnati Financial Corporation 363,565
86,991 Citigroup, Inc. 3,624,915
6,224 Citizens Financial Group, Inc. 213,857
6,161 CNO Financial Group, Inc. 110,713
3,353 Columbia Banking System, Inc. 96,868
18,148 Comerica, Inc. 1,290,323
12,510 Community Trust Bancorp, Inc. 507,280
4,450 ConnectOne Bancorp, Inc. 102,617
392 CrossFirst Bankshares, Inc.
l
5,116
45,180 Customers Bancorp, Inc.
l
1,331,906
183 Dime Community Bancshares, Inc. 5,358
9,944 Discover Financial Services 904,108
5,469 East West Bancorp, Inc. 367,189
8,589 Ellington Residential Mortgage
REIT 52,994
451 Employers Holdings, Inc. 15,555
5,947 Enova International, Inc.
l
174,069
1,630 Enterprise Financial Services
Corporation 71,785
51,684 Equitable Holdings, Inc. 1,361,873
830 Equity Bancshares, Inc. 24,593
1,409 Essent Group, Ltd. 49,132
340 Farmers National Banc
Corporation 4,451
1,302 Federated Hermes, Inc. 43,122
8,716 Financial Institutions, Inc. 209,794
6,731 First Financial Corporation 304,174
1,086 First Mid-Illinois Bancshares, Inc. 34,719
1,431 First of Long Island Corporation 24,670
9,267 Flushing Financial Corporation 179,502
900 Glacier Bancorp, Inc. 44,217
2,158 Global Life, Inc. 215,153
8,779 Great Southern Bancorp, Inc. 501,018
11,762 Hamilton Lane, Inc. 701,133
3,376 Hancock Whitney Corporation 154,655
40,475 Hanmi Financial Corporation 958,448
5,306 Hanover Insurance Group, Inc. 679,911
10,023 Heartland Financial USA, Inc. 434,597
5,235 HomeStreet, Inc. 150,820
8,757 Hometrust Bancshares, Inc. 193,530
151,985 Hope Bancorp, Inc. 1,921,090
3,972 Horizon Bancorp, Inc. 71,337
7,643 Houlihan Lokey, Inc. 576,129
18,459 Independent Bank Corporation 352,567
3,910 Invesco Mortgage Capital, Inc. 43,401
29,771 Invesco, Ltd. 407,863
23,145 J.P. Morgan Chase & Company 2,418,652
10,508 Kinsale Capital Group, Inc. 2,683,953
2,439 Lakeland Bancorp, Inc. 39,048
9,480 M&T Bank Corporation 1,671,514
5,931 Marsh & McLennan Companies,
Inc. 885,439
Shares Common Stock (16.4%) Value
Financials (2.1%) - continued
1,995 Mercantile Bank Corporation $ 59,271
15,708 MFA Financial, Inc. 122,208
55,127 MGIC Investment Corporation 706,728
15,863 Midland States Bancorp, Inc. 373,891
17,819 MidWestOne Financial Group, Inc. 486,281
8,055 Moody's Corporation 1,958,251
29,378 Morgan Stanley 2,321,156
3,042 MSCI, Inc. 1,283,085
117,230 New York Community Bancorp,
Inc. 999,972
10,825 NMI Holdings, Inc.
l
220,505
15,100 OceanFirst Financial Corporation 281,464
2,642 OFG Bancorp 66,393
5,843 Old Republic International
Corporation 122,294
21,351 OneMain Holdings, Inc. 630,282
226 Oppenheimer Holdings, Inc. 7,001
53,854 PacWest Bancorp 1,217,100
5,231 Pathward Financial, Inc. 172,414
248 PCB Bancorp 4,481
598 Peapack-Gladstone Financial
Corporation 20,123
34,523 Popular, Inc. 2,487,727
42,227 Radian Group, Inc. 814,559
34,072 Raymond James Financial, Inc. 3,366,995
1,618 Reinsurance Group of America,
Inc. 203,561
1,057 RenaissanceRe Holdings, Ltd. 148,392
35,214 Rithm Capital Corporation 257,766
807 RLI Corporation 82,621
13,476 S&P Global, Inc. 4,114,897
656 S&T Bancorp, Inc. 19,227
10,451 Seacoast Banking Corporation of
Florida 315,934
4,397 SEI Investments Company 215,673
5,618 Signature Bank 848,318
18,892 State Street Corporation 1,148,823
4,576 Synchrony Financial 128,997
2,205 T. Rowe Price Group, Inc. 231,547
1,557 Territorial Bancorp, Inc. 28,867
5,024 TPG RE Finance Trust, Inc. 35,168
11,606 Tradeweb Markets, Inc. 654,811
10,140 Triumph Bancorp, Inc.
l
551,109
36,117 Truist Financial Corporation 1,572,534
10,442 TrustCo Bank Corporation NY 328,088
14,231 Two Harbors Investment
Corporation 47,247
13,148 Umpqua Holdings Corporation 224,699
1,081 Univest Financial Corporation 25,382
39,893 Unum Group 1,547,848
7,535 Virtu Financial, Inc. 156,502
506 Washington Federal, Inc. 15,170
62,708 Wells Fargo & Company 2,522,116
24,640 Western Alliance Bancorp 1,619,834
909 Western Asset Mortgage Capital
Corporation 10,172
2,249 Zions Bancorporation NA 114,384
3,252 Zurich Insurance Group AG 1,296,413
Total 89,515,256
Health Care (2.4%)
942 10X Genomics, Inc.
l
26,828
35,390 Abbott Laboratories 3,424,336
10,236 ACADIA Pharmaceuticals, Inc.
l
167,461
1,479 Accolade, Inc.
l
16,890

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Health Care (2.4%) - continued
9,702 Adaptive Biotechnologies
Corporation
l
$ 69,078
15,949 Agiliti, Inc.
l
228,230
42,152 Agilon Health, Inc.
l
987,200
2,434 Agios Pharmaceuticals, Inc.
l
68,834
1,409 Aldeyra Therapeutics, Inc.
l
7,524
283 Align Technology, Inc.
l
58,612
25,522 Alkermes plc
l
569,906
8,487 Allogene Therapeutics, Inc.
l
91,660
2,792 Amedisys, Inc.
l
270,238
5,361 AmerisourceBergen Corporation 725,504
12,391 Amgen, Inc. 2,792,931
1,342 Amicus Therapeutics, Inc.
l
14,011
805 AMN Healthcare Services, Inc.
l
85,298
1,042 Anika Therapeutics, Inc.
l
24,800
1,731 Arcutis Biotherapeutics, Inc.
l
33,079
3,968 Argenx SE ADR
l
1,400,902
6,273 Ascendis Pharma AS ADR
h,l
647,750
26,573 AstraZeneca plc ADR 1,457,263
3,755 Atara Biotherapeutics, Inc.
l
14,194
6,053 Avanos Medical, Inc.
l
131,834
31,323 Avantor, Inc.
l
613,931
14,561 Axonics, Inc.
l
1,025,677
20,761 Baxter International, Inc. 1,118,188
5,616 Biogen, Inc.
l
1,499,472
10,198 BioLife Solutions, Inc.
l
232,005
191 Bio-Rad Laboratories, Inc.
l
79,674
3,669 Bio-Techne Corporation 1,041,996
500 Blueprint Medicines Corporation
l
32,945
141 Boston Scientific Corporation
l
5,461
1,412 Bristol-Myers Squibb Company 100,379
358 Cardiovascular Systems, Inc.
l
4,962
8,009 Centene Corporation
l
623,180
4,991 Charles River Laboratories
International, Inc.
l
982,229
671 Chemed Corporation 292,932
16,305 Cigna Holding Company 4,524,148
4,217 Community Health Systems, Inc.
l
9,067
46 CONMED Corporation 3,688
2,688 Cooper Companies, Inc. 709,363
469 CRISPR Therapeutics AG
l
30,649
14,050 CVS Health Corporation 1,339,949
18,915 Danaher Corporation 4,885,555
55 DaVita, Inc.
l
4,552
11,051 Deciphera Pharmaceuticals, Inc.
l
204,444
7,953 Dentsply Sirona, Inc. 225,468
13,952 DexCom, Inc.
l
1,123,694
828 Editas Medicine, Inc.
l
10,135
10,345 Edwards Lifesciences Corporation
l
854,807
3,874 Elanco Animal Health, Inc.
l
48,076
11,088 Elevance Health, Inc. 5,036,613
6,062 Encompass Health Corporation 274,184
3,031 Enhabit, Inc.
l
42,555
5,809 Enovis Corporation
l
267,621
713 Exact Sciences Corporation
l
23,165
2,966 Exelixis, Inc.
l
46,507
34,569 Gilead Sciences, Inc. 2,132,562
422 Guardant Health, Inc.
l
22,716
9,605 Halozyme Therapeutics, Inc.
l
379,782
7,593 HCA Healthcare, Inc. 1,395,518
2,576 HealthEquity, Inc.
l
173,030
20,316 Hologic, Inc.
l
1,310,788
1,609 ICU Medical, Inc.
l
242,315
423 IDEXX Laboratories, Inc.
l
137,813
10,714 Immunocore Holdings plc ADR
l
502,915
Shares Common Stock (16.4%) Value
Health Care (2.4%) - continued
8,602 Inari Medical, Inc.
l
$ 624,849
13,770 Inotiv, Inc.
l
232,025
3,766 Inspire Medical Systems, Inc.
l
667,975
6,479 Insulet Corporation
l
1,486,283
809 Integra LifeSciences Holdings
Corporation
l
34,269
16,419 Intuitive Surgical, Inc.
l
3,077,577
1,391 Ionis Pharmaceuticals, Inc.
l
61,524
4,755 Jazz Pharmaceuticals, Inc.
l
633,794
34,371 Johnson & Johnson 5,614,847
916 Kiniksa Pharmaceuticals, Ltd.
l
11,761
8,369 Kura Oncology, Inc.
l
114,321
16,169 Laboratory Corporation of America
Holdings 3,311,573
8,772 Lantheus Holdings, Inc.
l
616,935
2,505 Maravai LifeSciences Holdings,
Inc.
l
63,953
1,062 Masimo Corporation
l
149,912
140 Medpace Holdings, Inc.
l
22,004
71,776 Medtronic plc 5,795,912
82,849 Merck & Company, Inc. 7,134,956
1,527 Merit Medical Systems, Inc.
l
86,291
205 MultiPlan Corporation
l
586
8,463 Natera, Inc.
l
370,849
2,554 National HealthCare Corporation 161,770
23,384 Novo Nordisk AS ADR 2,329,748
1,036 Nurix Therapeutics, Inc.
l
13,499
4,905 NuVasive, Inc.
l
214,888
17,044 Omnicell, Inc.
l
1,483,339
2,667 Orthofix Medical, Inc.
l
50,966
282 Patterson Companies, Inc. 6,774
3,221 Pediatrix Medical Group, Inc.
l
53,179
3,132 Perrigo Company plc 111,687
31,387 Pfizer, Inc. 1,373,495
7,618 Premier, Inc. 258,555
56,006 Progyny, Inc.
l
2,075,582
5,145 Protagonist Therapeutics, Inc.
l
43,372
31,613 R1 RCM, Inc.
l
585,789
570 RAPT Therapeutics, Inc.
l
13,714
1,899 Reata Pharmaceuticals, Inc.
l
47,722
4,343 Regeneron Pharmaceuticals, Inc.
l
2,991,762
1,466 REGENXBIO, Inc.
l
38,746
7,604 Repligen Corporation
l
1,422,784
675 Sage Therapeutics, Inc.
l
26,433
7,709 Sarepta Therapeutics, Inc.
l
852,153
1,099 Scholar Rock Holding Corporation
l
7,616
2,034 ShockWave Medical, Inc.
l
565,594
12,888 Silk Road Medical, Inc.
l
579,960
14,113 Stryker Corporation 2,858,447
4,681 Syneos Health, Inc.
l
220,709
8,608 Teleflex, Inc. 1,734,168
5,566 Travere Therapeutics, Inc.
l
137,146
2,858 Twist Bioscience Corporation
l
100,716
411 U.S. Physical Therapy, Inc. 31,244
753 UFP Technologies, Inc.
l
64,638
2,682 Ultragenyx Pharmaceutical, Inc.
l
111,062
194 UnitedHealth Group, Inc. 97,978
1,681 Vanda Pharmaceuticals, Inc.
l
16,608
2,601 Veracyte, Inc.
l
43,177
6,952 Viemed Healthcare, Inc.
l
41,712
10,168 Vor BioPharma, Inc.
l
40,469
2,808 VYNE Therapeutics, Inc.
l
626
6,183 Waters Corporation
l
1,666,504
1,615 Zentalis Pharmaceuticals, Inc.
l
34,981
14,316 Zimmer Biomet Holdings, Inc. 1,496,738

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Health Care (2.4%) - continued
29,277 Zoetis, Inc. $ 4,341,486
Total 105,388,805
Industrials (2.1%)
7,034 3M Company 777,257
913 A.O. Smith Corporation 44,354
774 Advanced Drainage Systems, Inc. 96,262
4,878 AECOM 333,509
4,082 AGCO Corporation 392,566
25,290 Air Lease Corporation 784,243
23,478 Alaska Air Group, Inc.
l
919,164
511 Allegion plc 45,826
12,567 Altra Industrial Motion Corporation 422,502
544 American Woodmark Corporation
l
23,860
24,099 AMETEK, Inc. 2,733,068
1,291 Armstrong World Industries, Inc. 102,286
15,332 ASGN, Inc.
l
1,385,553
2,099 Atkore International Group, Inc.
l
163,323
3,271 AZZ, Inc. 119,424
4,025 Badger Infrastructure Solutions,
Ltd. 82,024
1,870 Barnes Group, Inc. 54,006
973 Boise Cascade Company 57,855
2,907 Booz Allen Hamilton Holding
Corporation 268,461
687 CACI International, Inc.
l
179,348
8,317 Carlisle Companies, Inc. 2,332,170
997 Caterpillar, Inc. 163,588
3,601 CBIZ, Inc.
l
154,051
15,807 Chart Industries, Inc.
l
2,914,020
1,916 Cimpress plc
l
46,904
5,819 Cintas Corporation 2,258,878
138,215 CNH Industrial NV 1,543,862
156 Columbus McKinnon Corporation 4,081
17,275 Crane Holdings, Company 1,512,253
2,266 CSW Industrials, Inc. 271,467
119,145 CSX Corporation 3,174,023
7,462 Curtiss-Wright Corporation 1,038,412
2,035 Deere & Company 679,466
41,734 Delta Air Lines, Inc.
l
1,171,056
1,397 Donaldson Company, Inc. 68,467
54,824 Driven Brands Holdings, Inc.
l
1,533,975
5,053 Dun & Bradstreet Holdings, Inc. 62,607
5,481 EMCOR Group, Inc. 632,946
21,058 Emerson Electric Company 1,541,867
20,926 Expeditors International of
Washington, Inc. 1,847,975
12,923 Fastenal Company 594,975
38,433 First Advantage Corporation
l
493,095
3,484 Forrester Research, Inc.
l
125,459
8,053 Fortune Brands Home and
Security, Inc. 432,366
6,217 Forward Air Corporation 561,146
881 Genco Shipping & Trading, Ltd. 11,039
2,314 Generac Holdings, Inc.
l
412,216
7,301 General Dynamics Corporation 1,549,053
637 Gorman-Rupp Company 15,154
1,431 Greenbrier Companies, Inc. 34,730
230 Heidrick & Struggles International,
Inc. 5,978
1,165 Helios Technologies, Inc. 58,949
4,333 Hillman Solutions Corporation
l
32,671
51,688 Howmet Aerospace, Inc. 1,598,710
7,977 Hubbell, Inc. 1,778,871
36,637 IAA, Inc.
l
1,166,888
Shares Common Stock (16.4%) Value
Industrials (2.1%) - continued
280 ICF International, Inc. $ 30,526
11,750 IDEX Corporation 2,348,237
1,259 ITT Corporation 82,263
5,524 Janus International Group, Inc.
l
49,274
12,342 JetBlue Airways Corporation
l
81,827
21,387 Johnson Controls International plc 1,052,668
2,535 Kennametal, Inc. 52,170
6,111 L3Harris Technologies, Inc. 1,270,049
8,627 Landstar System, Inc. 1,245,480
574 Lennox International, Inc. 127,813
13,982 Lincoln Electric Holdings, Inc. 1,757,817
2,524 Manitowoc Company, Inc.
l
19,561
7,009 ManpowerGroup, Inc. 453,412
1,442 Masonite International Corporation
l
102,800
5,622 Mercury Systems, Inc.
l
228,253
13,616 Middleby Corporation
l
1,745,163
1,457 Miller Industries, Inc. 31,019
9,457 MSC Industrial Direct Company,
Inc. 688,564
152 National Presto Industries, Inc. 9,888
11,574 Norfolk Southern Corporation 2,426,489
5,860 Northrop Grumman Corporation 2,756,075
3,100 Old Dominion Freight Line, Inc. 771,187
4,491 Owens Corning, Inc. 353,037
14,883 Parker-Hannifin Corporation 3,606,300
49,386 Pentair plc 2,006,553
1,160 Quanta Services, Inc. 147,772
1,439 RBC Bearings, Inc.
l
299,039
26,961 Regal Rexnord Corporation 3,784,246
1,724 Saia, Inc.
l
327,560
29,360 SkyWest, Inc.
l
477,394
1,193 Snap-On, Inc. 240,211
2,052 Southwest Airlines Company
l
63,284
9,364 Standex International Corporation 764,571
33,792 Sun Country Airlines Holdings,
Inc.
l
459,909
10,232 Sunrun, Inc.
l
282,301
901 Tennant Company 50,961
5,070 Timken Company 299,333
1,587 Toro Company 137,244
7,433 TransUnion 442,189
6,151 Trex Company, Inc.
l
270,275
4,288 Tutor Perini Corporation
l
23,670
154,547 Uber Technologies, Inc.
l
4,095,495
19,800 Union Pacific Corporation 3,857,436
9,501 United Airlines Holdings, Inc.
l
309,067
14,142 United Parcel Service, Inc. 2,284,499
6,486 United Rentals, Inc.
l
1,751,998
1,702 Univar Solutions, Inc.
l
38,703
14,909 Upwork, Inc.
l
203,061
1,093 Valmont Industries, Inc. 293,602
2,036 Verisk Analytics, Inc. 347,199
23,697 Vicor Corporation
l
1,401,441
1,629 Watsco, Inc. 419,402
278 Watts Water Technologies, Inc. 34,953
4,258 Werner Enterprises, Inc. 160,101
66,750 WillScot Mobile Mini Holdings
Corporation
l
2,692,027
1,239 Woodward, Inc. 99,442
1,387 XPO Logistics, Inc.
l
61,749
Total 90,224,818
Information Technology (3.6%)
8,702 8x8, Inc.
l
30,022
398 Adobe, Inc.
l
109,530

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Information Technology (3.6%) - continued
512 Advanced Energy Industries, Inc. $ 39,634
863 Agilysys, Inc.
l
47,767
4,347 Amkor Technology, Inc. 74,116
31,607 Amphenol Corporation 2,116,405
312 ANSYS, Inc.
l
69,170
196,608 Apple, Inc. 27,171,226
8,510 Arista Networks, Inc.
l
960,694
6,482 Arrow Electronics, Inc.
l
597,576
10,338 Autodesk, Inc.
l
1,931,138
2,563 Avnet, Inc. 92,576
974 Benchmark Electronics, Inc. 24,136
2,244 BigCommerce Holdings, Inc.
l
33,211
9,552 Bill.com Holdings, Inc.
l
1,264,398
320 Blackline, Inc.
l
19,168
64,779 Block, Inc.
l
3,562,197
2,871 Cadence Design Systems, Inc.
l
469,208
17,242 Calix, Inc.
l
1,054,176
2,571 CDW Corporation 401,282
2,791 Ciena Corporation
l
112,840
81,627 Cisco Systems, Inc. 3,265,080
30,475 Cognex Corporation 1,263,189
2,909 Coherent Corporation
l
101,379
10,614 CommScope Holding Company,
Inc.
l
97,755
97 Computer Services, Inc. 5,408
10,705 Conduent Incorporated
l
35,755
5,667 Descartes Systems Group, Inc.
l
360,025
1,922 Digital Turbine, Inc.
l
27,696
949 Diodes, Inc.
l
61,600
14,229 Dolby Laboratories, Inc. 927,019
4,409 Dropbox, Inc.
l
91,354
2,757 Endava plc ADR
l
222,297
2,760 EPAM Systems, Inc.
l
999,644
1,311 ePlus, Inc.
l
54,459
3,136 Euronet Worldwide, Inc.
l
237,583
27,908 Fidelity National Information
Services, Inc. 2,109,008
919 First Solar, Inc.
l
121,556
8,663 Fiserv, Inc.
l
810,597
21,431 Five9, Inc.
l
1,606,896
5,975 FLEETCOR Technologies, Inc.
l
1,052,616
11,281 Flex, Ltd.
l
187,941
101 Genpact, Ltd. 4,421
5,162 Gilat Satellite Networks, Ltd.
l
27,513
6,324 Global Payments, Inc. 683,308
1,944 HubSpot, Inc.
l
525,113
2,535 IPG Photonics Corporation
l
213,827
3,465 Jack Henry & Associates, Inc. 631,566
67 Keysight Technologies, Inc.
l
10,543
1,071 KLA-Tencor Corporation 324,117
8,583 Knowles Corporation
l
104,455
7,253 Lam Research Corporation 2,654,598
36,321 Lattice Semiconductor
Corporation
l
1,787,356
235 Littelfuse, Inc. 46,692
6,899 LiveRamp Holding, Inc.
l
125,286
1,446 Lumentum Holdings, Inc.
l
99,152
12,572 Mastercard, Inc. 3,574,722
1,316 MAXIMUS, Inc. 76,157
304 MaxLinear, Inc.
l
9,916
32,968 Microchip Technology, Inc. 2,012,037
120,835 Microsoft Corporation 28,142,472
392 MKS Instruments, Inc. 32,395
5,259 Momentive Global, Inc.
l
30,555
4,873 Monolithic Power Systems, Inc. 1,770,848
Shares Common Stock (16.4%) Value
Information Technology (3.6%) - continued
1,544 NAPCO Security Technologies,
Inc.
l
$ 44,900
1,657 National Instruments Corporation 62,535
432 NICE, Ltd. ADR
l
81,320
3,501 Nova, Ltd.
l
298,635
62,811 NVIDIA Corporation 7,624,627
7,240 Okta, Inc.
l
411,739
1,334 ON Semiconductor Corporation
l
83,148
3,301 PagerDuty, Inc.
l
76,154
10,500 Palo Alto Networks, Inc.
l
1,719,795
4,605 Paycom Software, Inc.
l
1,519,604
58,290 PayPal Holdings, Inc.
l
5,017,020
111 Plexus Corporation
l
9,719
107 Progress Software Corporation 4,553
11,440 PTC, Inc.
l
1,196,624
9,256 Qorvo, Inc.
l
735,019
56,141 QUALCOMM, Inc. 6,342,810
1,223 RingCentral, Inc.
l
48,871
17,928 Sabre Corporation
l
92,329
35,201 Salesforce, Inc.
l
5,063,312
44,208 Samsung Electronics Company,
Ltd. 1,623,285
2,771 Sanmina Corporation
l
127,688
2,002 Semtech Corporation
l
58,879
11,084 ServiceNow, Inc.
l
4,185,429
2,377 SiTime Corporation
l
187,141
27,526 Skyworks Solutions, Inc. 2,347,142
25,880 Splunk, Inc.
l
1,946,176
45,129 Sprout Social, Inc.
l
2,738,428
4,094 Synopsys, Inc.
l
1,250,758
4,364 TD SYNNEX Corporation 354,313
5,393 Teledyne Technologies, Inc.
l
1,819,976
38,286 Texas Instruments, Inc. 5,925,907
1,546 Trimble, Inc.
l
83,901
980 TTEC Holdings, Inc. 43,424
12,075 TTM Technologies, Inc.
l
159,149
3,734 Tyler Technologies, Inc.
l
1,297,565
6,424 Universal Display Corporation 606,104
173 Upland Software, Inc.
l
1,407
7,510 Vishay Intertechnology, Inc. 133,603
13,902 Vontier Corporation 232,302
25,389 Western Union Company 342,752
4,302 WEX, Inc.
l
546,096
2,576 Wolfspeed, Inc.
l
266,255
12,813 Workiva, Inc.
l
996,851
5,005 Xerox Holdings Corporation 65,465
6,433 Yext, Inc.
l
28,691
Total 154,507,777
Materials (0.6%)
9,792 AptarGroup, Inc. 930,534
2,110 Ashland, Inc. 200,387
5,425 Avery Dennison Corporation 882,647
47,243 Axalta Coating Systems, Ltd.
l
994,938
1,353 Ball Corporation 65,377
2,278 Carpenter Technology Corporation 70,937
15,891 Celanese Corporation 1,435,593
18,454 CF Industries Holdings, Inc. 1,776,197
1,665 Chemours Company 41,042
2,510 Cleveland-Cliffs, Inc.
l
33,810
8,320 Compass Minerals International,
Inc. 320,570
5,391 Crown Holdings, Inc. 436,833
39,744 Dow, Inc. 1,745,954
19,752 Eastman Chemical Company 1,403,380

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Materials (0.6%) - continued
6,364 Huntsman Corporation $ 156,173
2,948 Ingevity Corporation
l
178,737
4,159 Innospec, Inc. 356,302
8,902 Ivanhoe Mines, Ltd.
l
57,291
1,106 Kaiser Aluminum Corporation 67,853
4,719 Linde plc 1,272,195
68,031 LyondellBasell Industries NV 5,121,374
2,721 Martin Marietta Materials, Inc. 876,407
1,151 Mativ, Inc. 25,414
2,145 Minerals Technologies, Inc. 105,984
1,804 MP Materials Corporation
l
49,249
897 Myers Industries, Inc. 14,774
10,670 Nucor Corporation 1,141,583
5,342 Orion Engineered Carbons SA 71,316
1,067 PPG Industries, Inc. 118,106
4,860 Quaker Chemical Corporation 701,687
30,327 Ranpak Holdings Corporation
l
103,718
6,459 Reliance Steel & Aluminum
Company 1,126,514
582 Royal Gold, Inc. 54,603
14,236 RPM International, Inc. 1,186,001
1,642 Ryerson Holding Corporation 42,265
1,150 Sensient Technologies Corporation 79,741
5,314 Sonoco Products Company 301,463
5,992 Steel Dynamics, Inc. 425,132
33,297 Summit Materials, Inc.
l
797,796
1,308 TriMas Corporation 32,792
1,391 Trinseo plc 25,483
606 United States Lime & Minerals, Inc. 61,933
13,658 United States Steel Corporation 247,483
4,305 Westlake Corporation 374,018
21,718 WestRock Company 670,869
1,499 Worthington Industries, Inc. 57,172
Total 26,239,627
Real Estate (0.6%)
13,812 Agree Realty Corporation 933,415
664 Alexandria Real Estate Equities,
Inc. 93,086
4,172 AvalonBay Communities, Inc. 768,441
2,644 Camden Property Trust 315,826
14,507 CBRE Group, Inc.
l
979,368
31,605 CubeSmart 1,266,096
15,781 Cushman & Wakefield plc
l
180,692
733 Digital Realty Trust, Inc. 72,699
678 EastGroup Properties, Inc. 97,863
26,670 EPR Properties 956,386
4,495 Essential Properties Realty Trust,
Inc. 87,428
855 Essex Property Trust, Inc. 207,107
1,824 Extra Space Storage, Inc. 315,023
6,978 First Industrial Realty Trust, Inc. 312,684
2,718 FirstService Corporation 323,469
4,723 Four Corners Property Trust, Inc. 114,249
61,622 Healthcare Realty Trust, Inc. 1,284,819
86,833 Host Hotels & Resorts, Inc. 1,378,908
1,764 Howard Hughes Corporation
l
97,708
3,065 Independence Realty Trust, Inc. 51,277
9,365 Kilroy Realty Corporation 394,360
4,497 Life Storage, Inc. 498,088
19,469 National Retail Properties, Inc. 776,034
94,067 National Storage Affiliates Trust 3,911,306
34,510 Necessity Retail REIT, Inc. 202,919
5,651 NetSTREIT Corporation 100,644
21,089 Pebblebrook Hotel Trust 306,001
Shares Common Stock (16.4%) Value
Real Estate (0.6%) - continued
12,226 Public Storage, Inc. $ 3,579,895
140 RE/MAX Holdings, Inc. 2,647
1,945 Realty Income Corporation 113,199
9,546 Regency Centers Corporation 514,052
39,873 Rexford Industrial Realty, Inc. 2,073,396
16,083 Sabra Health Care REIT, Inc. 211,009
3,330 SBA Communications Corporation 947,885
31,616 Service Properties Trust 164,087
8,921 UDR, Inc. 372,095
9,555 Zillow Group, Inc.
l
273,560
Total 24,277,721
Utilities (0.4%)
2,761 Alliant Energy Corporation 146,305
2,258 Artesian Resources Corporation 108,655
1,428 Avista Corporation 52,907
927 Black Hills Corporation 62,786
3,271 CenterPoint Energy, Inc. 92,177
1,917 Consolidated Water Company,
Ltd. 29,483
21,861 Constellation Energy Corporation 1,818,617
15,485 Duke Energy Corporation 1,440,415
16,359 Entergy Corporation 1,646,206
1,862 Essential Utilities, Inc. 77,050
14,080 Evergy, Inc. 836,352
144,820 NiSource, Inc. 3,648,016
7,092 NorthWestern Corporation 349,494
39,813 OGE Energy Corporation 1,451,582
2,808 Pinnacle West Capital Corporation 181,144
998 Portland General Electric
Company 43,373
20,974 Public Service Enterprise Group,
Inc. 1,179,368
31,254 Sempra Energy 4,686,225
665 Spire, Inc. 41,449
8,749 UGI Corporation 282,855
Total 18,174,459
Total Common Stock
(cost $623,940,573) 708,646,870
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
37,709,747 Thrivent Cash Management Trust 37,709,747
Total Collateral Held for
Securities Loaned
(cost $37,709,747) 37,709,747
Shares or
Principal
Amount Short-Term Investments ( 13.4% ) Value
Federal Home Loan Bank Discount
Notes
1,700,000 2.405%, 10/14/2022
m,n
1,698,428
400,000 2.520%, 10/19/2022
m,n
399,470
100,000 2.430%, 10/24/2022
m,n
99,826
100,000 2.460%, 10/26/2022
m,n
99,809
6,000,000 2.565%, 10/28/2022
m,n
5,987,402
2,100,000 2.980%, 11/18/2022
m,n
2,091,565
1,300,000 2.950%, 11/30/2022
m,n
1,293,332
6,800,000 3.440%, 12/21/2022
m,n
6,749,288
Thrivent Core Short-Term Reserve
Fund
54,917,493 3.170% 549,174,931

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (13.4%) Value
U.S. Treasury Bills
1,700,000 2.532%, 10/25/2022
m,o
$ 1,697,366
7,100,000 2.645%, 11/17/2022
m,o,p
7,074,706
Total Short-Term Investments
(cost $576,187,023) 576,366,123
Total Investments (cost
$4,717,433,998) 104.6% $4,508,312,063
Other Assets and Liabilities, Net
(4.6%) (199,622,609)
Total Net Assets 100.0% $4,308,689,454
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $275,754,666 or
6.4% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2022.
h All or a portion of the security is on loan.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At September 30, 2022, $5,261,303 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
September 30, 2022 was $1,024,302 or 0.02% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
September 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 432,089
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 992,170
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 7,889,021
Common Stock 28,543,014
Total lending $36,432,035
Gross amount payable upon return of
collateral for securities loaned $37,709,747
Net amounts due to counterparty $1,277,712
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 13,234,176 – 11,483,841 1,750,335
Capital Goods 20,835,160 – 16,089,021 4,746,139
Communications Services 20,174,141 – 18,569,406 1,604,735
Consumer Cyclical 12,523,637 – 12,523,637 –
Consumer Non-Cyclical 11,262,276 – 10,072,054 1,190,222
Energy 3,382,484 – 3,382,484 –
Financials 4,488,572 – 4,109,322 379,250
Technology 5,201,724 – 4,610,164 591,560
Transportation 6,294,121 – 6,034,398 259,723
Utilities 2,328,533 – 2,328,533 –
Long-Term Fixed Income
Asset-Backed Securities 78,785,697 – 75,889,174 2,896,523
Basic Materials 13,124,575 – 13,124,575 –
Capital Goods 29,841,038 – 29,841,038 –
Collateralized Mortgage Obligations 88,274,078 – 84,537,329 3,736,749
Commercial Mortgage-Backed Securities 68,303,819 – 68,303,819 –
Communications Services 45,400,587 – 45,400,587 –
Consumer Cyclical 48,424,958 – 48,424,958 –
Consumer Non-Cyclical 48,096,045 – 48,096,045 –
Energy 39,420,258 – 39,420,258 –
Financials 129,183,748 – 129,183,748 –
Foreign Government 815,643 – 815,643 –
Mortgage-Backed Securities 384,534,459 – 384,534,459 –
Technology 28,953,021 – 28,953,021 –
Transportation 12,271,911 – 12,271,911 –
U.S. Government & Agencies 581,188,782 – 581,188,782 –
Utilities 29,673,406 – 29,673,406 –
Registered Investment Companies
Unaffiliated 30,487,004 30,487,004 – –
Affiliated 1,162,623,790 1,129,822,270 32,801,520 –
Common Stock
Communications Services 51,346,828 51,248,069 98,759 –
Consumer Discretionary 84,139,909 84,139,909 – –
Consumer Staples 32,744,579 32,744,579 – –
Energy 32,087,091 32,087,091 – –
Financials 89,515,256 88,218,843 1,296,413 –
Health Care 105,388,805 105,388,805 – –
Industrials 90,224,818 90,142,794 82,024 –
Information Technology 154,507,777 152,884,492 1,623,285 –
Materials 26,239,627 26,182,336 57,291 –
Real Estate 24,277,721 24,277,721 – –
Utilities 18,174,459 18,174,459 – –
Short-Term Investments 27,191,192 – 27,191,192 –
Subtotal Investments in Securities $3,654,965,705 $1,865,798,372 $1,772,012,097 $17,155,236
Other Investments  * Total
Affiliated Short-Term Investments 549,174,931
Affiliated Registered Investment Companies 266,461,680
Collateral Held for Securities Loaned 37,709,747
Subtotal Other Investments $853,346,358
Total Investments at Value $4,508,312,063
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,053,338 11,053,338 – –
Credit Default Swaps 28,301 – 28,301 –
Total Asset Derivatives $11,081,639 $11,053,338 $28,301 $–
Liability Derivatives
Futures Contracts 33,289,182 33,289,182 – –
Credit Default Swaps 94,608 – 94,608 –
Total Liability Derivatives $33,383,790 $33,289,182 $94,608 $–
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling $15,697,949 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 33 December 2022 $ 3,885,083 ( $ 187,020)
CBOT 2-Yr. U.S. Treasury Note 54 December 2022 11,270,950 (179,856)
CBOT 5-Yr. U.S. Treasury Note 535 December 2022 59,495,344 (1,978,665)
CBOT U.S. Long Bond 561 December 2022 76,823,772 (5,909,866)
CME E-mini S&P 500 Index 1,176 December 2022 232,910,401 (21,142,201)
CME Ultra Long Term U.S. Treasury Bond 248 December 2022 36,637,010 (2,661,010)
Ultra 10-Yr. U.S. Treasury Note 177 December 2022 22,202,299 (1,230,564)
Total Futures Long Contracts $ 443,224,859 ( $ 33,289,182)
CBOT 10-Yr. U.S. Treasury Note (74) December 2022 ( $ 8,721,356) $ 428,731
CBOT 2-Yr. U.S. Treasury Note (102) December 2022 (21,291,441) 341,597
CME E-mini Russell 2000 Index (247) December 2022 (22,873,166) 2,251,136
CME E-mini S&P Mid-Cap 400 Index (178) December 2022 (43,784,160) 4,478,200
ICE mini MSCI EAFE Index (202) December 2022 (19,019,263) 2,247,203
ICE US mini MSCI Emerging Markets Index (1,124) December 2022 (50,284,771) 1,306,471
Total Futures Short Contracts ( $ 165,974,157) $11,053,338
Total Futures Contracts $ 277,250,702 ($22,235,844)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Portfolio's swaps contracts held as of September 30, 2022. Investments totaling
$398,575 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 13,500,000 $ – ( $ 94,608) ( $ 94,608)
CDX HY 39, 5 Year, at 5.00%, Quarterly Sell 12/20/2027 (9,880,000) – 28,301 28,301
Total Credit Default Swaps $– ($66,307) ($66,307)
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $185,775 $6,354 $17,705 $127,376 17,991 3.0%
Core Emerging Markets Equity 42,187 – – 30,433 3,957 0.7
Core International Equity 34,420 – – 24,441 3,158 0.6
Core Low Volatility Equity 101,342 – – 84,212 7,580 1.9
Core Small Cap Value – 36,720 – 32,802 3,962 0.8
Global Stock 59,415 6,860 – 43,979 4,227 1.0
High Yield 137,337 4,558 28,000 91,193 23,674 2.1
Income 421,004 19,506 69,600 278,978 33,821 6.5
International Allocation 208,537 19,574 – 147,749 20,659 3.4
International Index 22,176 559 – 16,047 1,644 0.4
Large Cap Value 273,628 23,080 – 232,451 12,492 5.4
Limited Maturity Bond 227,267 3,495 43,759 172,283 18,602 4.0
Mid Cap Stock 131,327 16,802 22,000 83,264 4,903 1.9
Small Cap Stock 78,416 12,860 – 63,877 3,845 1.5
Total Affiliated Registered Investment
Companies 1,922,831 1,429,085 33.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 910,265 905,802 1,266,892 549,175 54,917 12.8
Total Affiliated Short-Term Investments 910,265 549,175 12.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 27,935 645,781 636,006 37,710 37,710 0.9
Total Collateral Held for Securities Loaned 27,935 37,710 0.9
Total Value $2,861,031 $2,015,970

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($3,804) ($43,244) $ – $6,353
Core Emerging Markets Equity – (11,754) – –
Core International Equity – (9,979) – –
Core Low Volatility Equity – (17,130) – –
Core Small Cap Value Fund – (3,918) – –
Global Stock – (22,296) 6,298 563
High Yield (5,948) (16,754) – 4,557
Income (6,830) (85,102) 10,754 8,750
International Allocation – (80,362) 14,763 4,810
International Index – (6,688) 58 501
Large Cap Value – (64,257) 19,748 3,332
Limited Maturity Bond (938) (13,782) 657 2,838
Mid Cap Stock 7,237 (50,102) 16,509 294
Small Cap Stock – (27,399) 12,624 237
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% – – – 6,673
Total Income/Non Income Cash from Affiliated
Investments $38,908
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 154
Total Affiliated Income from Securities Loaned, Net $154
Total Value ($10,283) ($452,767) $ 81,411

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 68.3% ) Value
Basic Materials (1.9%)
Alcoa Nederland Holding BV
$ 100,000 5.500%,  12/15/2027
a
$ 93,265
Avient Corporation
19,000 7.125%,  8/1/2030
a,b
17,536
Cascades USA, Inc.
30,000 5.125%,  1/15/2026
a
27,160
Chemours Company
52,000 5.750%,  11/15/2028
a
42,532
Cleveland-Cliffs, Inc.
37,000 5.875%,  6/1/2027 33,296
40,000 4.625%,  3/1/2029
a,c
33,600
Consolidated Energy Finance SA
106,000 5.625%,  10/15/2028
a
85,033
EverArc Escrow Sarl
46,000 5.000%,  10/30/2029
a
37,133
First Quantum Minerals, Ltd.
89,000 6.875%,  10/15/2027
a
80,100
Hecla Mining Company
20,000 7.250%,  2/15/2028 18,554
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
33,255
Ingevity Corporation
69,000 3.875%,  11/1/2028
a
57,048
Mercer International, Inc.
40,000 5.125%,  2/1/2029 31,875
Methanex Corporation
63,000 4.250%,  12/1/2024 60,408
Novelis Corporation
25,000 3.250%,  11/15/2026
a
20,868
50,000 4.750%,  1/30/2030
a
41,000
15,000 3.875%,  8/15/2031
a
11,189
OCI NV
30,000 4.625%,  10/15/2025
a
27,870
Olin Corporation
83,000 5.125%,  9/15/2027 75,000
10,000 5.625%,  8/1/2029 8,875
SCIL USA Holdings, LLC
44,000 5.375%,  11/1/2026
a
33,990
SPCM SA
40,000 3.375%,  3/15/2030
a
31,226
SunCoke Energy, Inc.
47,000 4.875%,  6/30/2029
a
36,238
Taseko Mines, Ltd.
37,000 7.000%,  2/15/2026
a
29,415
Unifrax Escrow Issuer Corporation
36,000 5.250%,  9/30/2028
a
27,648
United States Steel Corporation
107,000 6.875%,  3/1/2029
c
97,247
Total 1,091,361
Capital Goods (3.7%)
Advanced Drainage Systems, Inc.
56,000 6.375%,  6/15/2030
a
54,256
AECOM
110,000 5.125%,  3/15/2027 102,664
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
59,800
10,000 4.625%,  5/15/2030
a
8,277
ARD Finance SA
18,000 6.500%,  6/30/2027
a
12,325
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
40,000 5.250%,  8/15/2027
a
25,029
Principal
Amount Long-Term Fixed Income (68.3%) Value
Capital Goods (3.7%) - continued
$ 41,000 5.250%,  8/15/2027
a
$ 25,655
Bombardier, Inc.
48,000 7.125%,  6/15/2026
a
44,024
40,000 7.875%,  4/15/2027
a
36,800
65,000 6.000%,  2/15/2028
a
54,384
Builders FirstSource, Inc.
20,000 5.000%,  3/1/2030
a
17,000
Canpack SA/Canpack US LLC
90,000 3.125%,  11/1/2025
a
78,271
Chart Industries, Inc., Convertible
6,000 1.000%,  11/15/2024
a
18,857
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,279
15,000 8.750%,  4/15/2030
a
12,405
Cornerstone Building Brands, Inc.
40,000 6.125%,  1/15/2029
a
22,320
Covert Mergeco, Inc.
17,000 4.875%,  12/1/2029
a
13,740
CP Atlas Buyer, Inc.
35,000 7.000%,  12/1/2028
a,c
26,072
Crown Cork & Seal Company, Inc.
40,000 7.375%,  12/15/2026 40,000
General Electric Company
180,000
6.623%,  (LIBOR 3M +
3.330%), 12/15/2022
d,e
168,333
GFL Environmental, Inc.
68,000 4.000%,  8/1/2028
a
56,677
54,000 3.500%,  9/1/2028
a
45,539
Greenbrier Companies, Inc.,
Convertible
16,000 2.875%,  4/15/2028 12,552
H&E Equipment Services, Inc.
109,000 3.875%,  12/15/2028
a
85,565
Herc Holdings, Inc.
40,000 5.500%,  7/15/2027
a
36,000
Howmet Aerospace, Inc.
120,000 3.000%,  1/15/2029 98,035
Itron, Inc., Convertible
28,000 Zero Coupon,  3/15/2026 21,868
JELD-WEN, Inc.
24,000 4.625%,  12/15/2025
a
19,440
Kaman Corporation, Convertible
9,000 3.250%,  5/1/2024 8,446
KBR, Inc., Convertible
25,000 2.500%,  11/1/2023 43,450
Mauser Packaging Solutions
Holding Company
30,000 5.500%,  4/15/2024
a
28,500
57,000 7.250%,  4/15/2025
a
50,141
MIWD Holdco II, LLC
59,000 5.500%,  2/1/2030
a
43,697
Nesco Holdings II, Inc.
55,000 5.500%,  4/15/2029
a
45,842
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
68,602
OI European Group BV
80,000 4.750%,  2/15/2030
a
63,600
Owens-Brockway Glass Container,
Inc.
16,000 5.875%,  8/15/2023
a,c
15,800

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.3%) Value
Capital Goods (3.7%) - continued
Pactiv Evergreen Group
$ 35,000 4.375%,  10/15/2028
a
$ 28,943
Patrick Industries, Inc., Convertible
37,000 1.750%,  12/1/2028
a
26,779
PGT Innovations, Inc.
41,000 4.375%,  10/1/2029
a
33,632
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
a
81,274
Sunpower Corporation,
Convertible
21,000 4.000%,  1/15/2023 22,827
Titan Acquisition, Ltd.
20,000 7.750%,  4/15/2026
a
15,809
TransDigm, Inc.
30,000 6.250%,  3/15/2026
a
29,100
175,000 5.500%,  11/15/2027 152,197
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 6,764
57,000 4.875%,  1/15/2028 52,260
20,000 4.000%,  7/15/2030 16,522
Victors Merger Corporation
25,000 6.375%,  5/15/2029
a
14,965
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
13,178
WESCO Distribution, Inc.
95,000 7.250%,  6/15/2028
a
93,048
Total 2,158,543
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
15,728
3.598%,  11/19/2035, Ser.
2005-AR6, Class 1A1
d
14,685
Residential Accredit Loans, Inc.
Trust
46,037
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 36,925
Total 51,610
Communications Services (5.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
38,000 10.500%,  2/15/2028
a
18,810
Altice Financing SA
15,000 5.750%,  8/15/2029
a
11,478
Altice France SA
2,000 5.125%,  7/15/2029
a
1,494
139,000 5.500%,  10/15/2029
a
104,581
AMC Networks, Inc.
51,000 4.750%,  8/1/2025 45,570
Cable One, Inc., Convertible
38,000 1.125%,  3/15/2028 27,360
CCO Holdings, LLC
27,000 5.500%,  5/1/2026
a
25,582
10,000 5.125%,  5/1/2027
a
9,025
17,000 6.375%,  9/1/2029
a
15,608
34,000 4.750%,  3/1/2030
a
27,582
85,000 4.500%,  8/15/2030
a
67,221
122,000 4.750%,  2/1/2032
a
95,011
45,000 4.250%,  1/15/2034
a
32,210
Cengage Learning, Inc.
62,000 9.500%,  6/15/2024
a
58,125
Principal
Amount Long-Term Fixed Income (68.3%) Value
Communications Services (5.3%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 46,000 5.125%,  8/15/2027
a
$ 38,858
47,000 7.750%,  4/15/2028
a
35,485
Consolidated Communications,
Inc.
47,000 5.000%,  10/1/2028
a
32,685
CSC Holdings, LLC
102,000 5.375%,  2/1/2028
a
88,995
37,000 6.500%,  2/1/2029
a
32,652
56,000 4.125%,  12/1/2030
a
41,843
Cumulus Media New Holdings,
Inc.
23,000 6.750%,  7/1/2026
a
19,402
DIRECTV Holdings, LLC
54,000 5.875%,  8/15/2027
a
46,554
DISH DBS Corporation
16,000 5.250%,  12/1/2026
a
13,108
17,000 7.375%,  7/1/2028 11,447
63,000 5.750%,  12/1/2028
a
47,612
29,000 5.125%,  6/1/2029 17,037
Entercom Media Corporation
72,000 6.500%,  5/1/2027
a
17,640
Frontier Communications
Corporation
22,000 6.750%,  5/1/2029
a
18,150
Frontier Communications
Holdings, LLC
48,000 5.875%,  10/15/2027
a
43,019
14,000 8.750%,  5/15/2030
a
14,009
GCI, LLC
70,000 4.750%,  10/15/2028
a
58,118
Gray Escrow II, Inc.
114,000 5.375%,  11/15/2031
a
89,424
Gray Television, Inc.
40,000 4.750%,  10/15/2030
a
29,978
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 18,150
iHeartCommunications, Inc.
40,000 4.750%,  1/15/2028
a
33,340
Iliad Holding SASU
68,000 6.500%,  10/15/2026
a
59,459
LCPR Senior Secured Financing
DAC
36,000 6.750%,  10/15/2027
a
29,880
Level 3 Financing, Inc.
113,000 4.625%,  9/15/2027
a
93,517
35,000 4.250%,  7/1/2028
a
27,300
Lumen Technologies, Inc.
42,000 5.125%,  12/15/2026
a
36,137
Netflix, Inc.
40,000 4.875%,  4/15/2028 37,437
Paramount Global
200,000 6.375%,  3/30/2062
d
172,780
Playtika Holding Corporation
42,000 4.250%,  3/15/2029
a
33,589
Radiate Holdco, LLC
25,000 6.500%,  9/15/2028
a
17,438
Rogers Communications, Inc.
200,000 5.250%,  3/15/2082
a,d
174,150
Scripps Escrow II, Inc.
21,000 3.875%,  1/15/2029
a
16,741

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.3%) Value
Communications Services (5.3%) - continued
$ 50,000 5.375%,  1/15/2031
a,c
$ 37,876
Scripps Escrow, Inc.
30,000 5.875%,  7/15/2027
a
26,100
Sinclair Television Group, Inc.
93,000 5.500%,  3/1/2030
a
66,838
Sirius XM Radio, Inc.
80,000 5.000%,  8/1/2027
a
73,400
20,000 4.000%,  7/15/2028
a
17,012
30,000 4.125%,  7/1/2030
a
24,385
Sprint Capital Corporation
101,000 6.875%,  11/15/2028 103,778
64,000 8.750%,  3/15/2032 74,160
Sprint Corporation
92,000 7.625%,  2/15/2025 94,307
TEGNA, Inc.
92,000 4.625%,  3/15/2028 84,939
Telesat Canada
20,000 4.875%,  6/1/2027
a
9,393
10,000 6.500%,  10/15/2027
a
3,700
T-Mobile USA, Inc.
75,000 2.875%,  2/15/2031 60,438
Twitter, Inc.
12,000 3.875%,  12/15/2027
a
11,253
Twitter, Inc., Convertible
52,000 Zero Coupon,  3/15/2026 47,602
United States Cellular Corporation
35,000 6.700%,  12/15/2033 31,510
Uniti Fiber Holdings, Inc.,
Convertible
8,000 4.000%,  6/15/2024
a
7,375
Uniti Group, LP
10,000 4.750%,  4/15/2028
a
7,900
Univision Communications, Inc.
78,000 6.625%,  6/1/2027
a
73,610
Viasat, Inc.
25,000 6.500%,  7/15/2028
a
16,625
Vodafone Group plc
64,000 7.000%,  4/4/2079
d
60,902
VTR Finance NV
30,000 6.375%,  7/15/2028
a
16,575
VZ Secured Financing BV
71,000 5.000%,  1/15/2032
a
53,044
YPSO Finance BIS SA
23,000 10.500%,  5/15/2027
a
18,015
Zayo Group Holdings, Inc.
26,000 4.000%,  3/1/2027
a
20,864
Total 3,027,192
Consumer Cyclical (5.9%)
1011778 B.C., ULC
100,000 4.375%,  1/15/2028
a
86,650
Allied Universal Finance
Corporation
40,000 4.625%,  6/1/2028
a
30,200
Allied Universal Holdco, LLC
20,000 6.625%,  7/15/2026
a
17,825
70,000 4.625%,  6/1/2028
a
53,922
32,000 6.000%,  6/1/2029
a
20,652
Allison Transmission, Inc.
52,000 4.750%,  10/1/2027
a
45,795
20,000 3.750%,  1/30/2031
a
15,332
Principal
Amount Long-Term Fixed Income (68.3%) Value
Consumer Cyclical (5.9%) - continued
American Axle & Manufacturing,
Inc.
$ 95,000 6.500%,  4/1/2027 $ 80,512
Arko Corporation
27,000 5.125%,  11/15/2029
a
21,060
Ashton Woods USA, LLC
25,000 4.625%,  8/1/2029
a
18,151
15,000 4.625%,  4/1/2030
a
10,742
Bloomin' Brands, Inc., Convertible
3,000 5.000%,  5/1/2025 5,092
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
32,388
Boyne USA, Inc.
30,000 4.750%,  5/15/2029
a
25,132
Brookfield Residential Properties,
Inc.
90,000 6.250%,  9/15/2027
a
75,549
Burlington Stores, Inc., Convertible
22,000 2.250%,  4/15/2025 20,900
Caesars Entertainment, Inc.
60,000 6.250%,  7/1/2025
a
57,825
40,000 8.125%,  7/1/2027
a
38,203
76,000 4.625%,  10/15/2029
a
58,070
Carnival Corporation
42,000 10.500%,  2/1/2026
a
41,555
44,000 7.625%,  3/1/2026
a
33,440
71,000 5.750%,  3/1/2027
a
49,739
Cedar Fair, LP
20,000 5.375%,  4/15/2027 18,578
69,000 5.250%,  7/15/2029 59,209
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
17,302
Cinemark USA, Inc.
59,000 5.875%,  3/15/2026
a,c
49,334
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
14,317
Cushman & Wakefield US
Borrower, LLC
27,000 6.750%,  5/15/2028
a
25,044
Dana, Inc.
45,000 5.625%,  6/15/2028 37,132
Dick's Sporting Goods, Inc.,
Convertible
7,000 3.250%,  4/15/2025 22,844
Empire Communities Corporation
38,000 7.000%,  12/15/2025
a
31,532
Expedia Group, Inc., Convertible
14,000 Zero Coupon,  2/15/2026 12,109
Ford Motor Company
78,000 3.250%,  2/12/2032 56,186
48,000 6.100%,  8/19/2032 42,317
Ford Motor Company, Convertible
49,000 Zero Coupon,  3/15/2026 44,810
Ford Motor Credit Company, LLC
131,000 2.300%,  2/10/2025 116,105
60,000 4.134%,  8/4/2025 54,453
89,000 2.700%,  8/10/2026 73,816
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
a
30,433
FTI Consulting, Inc., Convertible
21,000 2.000%,  8/15/2023 34,642

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.3%) Value
Consumer Cyclical (5.9%) - continued
General Motors Financial
Company, Inc.
$ 40,000 5.700%,  9/30/2030
d,e
$ 34,285
Goodyear Tire & Rubber Company
30,000 5.000%,  7/15/2029 24,491
15,000 5.250%,  7/15/2031 12,000
Guitar Center Escrow Issuer II, Inc.
12,000 8.500%,  1/15/2026
a
10,631
Hanesbrands, Inc.
36,000 4.875%,  5/15/2026
a
32,362
Hilton Domestic Operating
Company, Inc.
37,000 4.875%,  1/15/2030 32,190
21,000 3.625%,  2/15/2032
a
16,084
Hilton Grand Vacations Borrower
Escrow, LLC
85,000 5.000%,  6/1/2029
a
68,604
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 45,875
International Game Technology plc
72,000 5.250%,  1/15/2029
a
63,775
Jacobs Entertainment, Inc.
28,000 6.750%,  2/15/2029
a
23,957
KB Home
35,000 4.800%,  11/15/2029 28,178
L Brands, Inc.
109,000 6.625%,  10/1/2030
a
94,830
10,000 6.875%,  11/1/2035 8,354
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
a
52,163
Magic MergerCo, Inc.
37,000 5.250%,  5/1/2028
a
25,973
Marriott Vacations Worldwide
Corporation,  Convertible
11,000 Zero Coupon,  1/15/2026 10,108
Mattamy Group Corporation
43,000 5.250%,  12/15/2027
a
35,642
MGM Resorts International
15,000 6.000%,  3/15/2023 15,005
105,000 5.500%,  4/15/2027 94,344
NCL Corporation, Ltd.
58,000 3.625%,  12/15/2024
a
48,775
22,000 5.875%,  2/15/2027
a
18,315
PENN Entertainment, Inc.
35,000 4.125%,  7/1/2029
a
26,791
PetSmart, Inc./PetSmart Finance
Corporation
60,000 4.750%,  2/15/2028
a
51,347
62,000 7.750%,  2/15/2029
a
55,424
Prime Security Services Borrower,
LLC
41,000 6.250%,  1/15/2028
a
34,988
Prime Security Services Borrower,
LLC/Prime Finance Inc.
93,000 5.750%,  4/15/2026
a
87,507
Realogy Group, LLC
50,000 5.750%,  1/15/2029
a
36,063
Rite Aid Corporation
21,000 7.500%,  7/1/2025
a
15,977
Royal Caribbean Cruises, Ltd.
72,000 9.125%,  6/15/2023
a
73,260
23,000 11.500%,  6/1/2025
a
24,438
76,000 4.250%,  7/1/2026
a
55,866
Principal
Amount Long-Term Fixed Income (68.3%) Value
Consumer Cyclical (5.9%) - continued
$ 38,000 9.250%,  1/15/2029
a,b
$ 37,443
Scientific Games International, Inc.
62,000 7.250%,  11/15/2029
a
57,704
25,000 6.625%,  3/1/2030
a
20,040
SeaWorld Parks and
Entertainment, Inc.
22,000 5.250%,  8/15/2029
a
18,269
Six Flags Theme Parks, Inc.
15,000 7.000%,  7/1/2025
a
14,994
Staples, Inc.
44,000 7.500%,  4/15/2026
a
36,943
46,000 10.750%,  4/15/2027
a
34,098
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a,c
24,169
Tenneco, Inc.
80,000 5.000%,  7/15/2026 77,800
Travel + Leisure Company
35,000 6.625%,  7/31/2026
a
32,786
TripAdvisor, Inc.
11,000 7.000%,  7/15/2025
a
10,694
Uber Technologies, Inc.
30,000 6.250%,  1/15/2028
a,c
27,900
Vail Resorts, Inc., Convertible
15,000 Zero Coupon,  1/1/2026 13,059
VICI Properties, LP/VICI Note
Company, Inc.
17,000 4.625%,  6/15/2025
a
15,997
55,000 4.500%,  9/1/2026
a
50,227
20,000 3.750%,  2/15/2027
a
17,517
Wabash National Corporation
42,000 4.500%,  10/15/2028
a
32,559
Wyndham Hotels & Resorts, Inc.
20,000 4.375%,  8/15/2028
a
17,581
Yum! Brands, Inc.
59,000 4.750%,  1/15/2030
a
51,561
Total 3,427,840
Consumer Non-Cyclical (4.2%)
1375209 BC, Ltd.
34,000 9.000%,  1/30/2028
a
33,745
Albertson's Companies, Inc.
70,000 4.625%,  1/15/2027
a
62,567
57,000 3.500%,  3/15/2029
a
45,942
Aramark Services, Inc.
15,000 6.375%,  5/1/2025
a
14,700
84,000 5.000%,  2/1/2028
a
74,820
Avantor Funding, Inc.
76,000 4.625%,  7/15/2028
a
67,636
B&G Foods, Inc.
23,000 5.250%,  9/15/2027 18,635
Bausch Health Companies, Inc.
21,000 5.500%,  11/1/2025
a,c
16,682
46,000 4.875%,  6/1/2028
a
29,656
60,000 11.000%,  9/30/2028
a
48,300
12,000 14.000%,  10/15/2030
a
6,540
BioMarin Pharmaceutical, Inc.,
Convertible
37,000 1.250%,  5/15/2027 36,745
Callaway Golf Company,
Convertible
19,000 2.750%,  5/1/2026 24,510
Central Garden & Pet Company
50,000 4.125%,  10/15/2030 39,799

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.3%) Value
Consumer Non-Cyclical (4.2%) - continued
Chobani, LLC/Chobani Finance
Corporation, Inc.
$ 56,000 4.625%,  11/15/2028
a
$ 47,630
Community Health Systems, Inc.
11,000 8.000%,  12/15/2027
a
8,704
55,000 6.000%,  1/15/2029
a
40,424
43,000 6.875%,  4/15/2029
a
20,771
Coty, Inc.
58,000 5.000%,  4/15/2026
a
52,806
Edgewell Personal Care Company
30,000 5.500%,  6/1/2028
a
26,824
Embecta Corporation
18,000 6.750%,  2/15/2030
a
16,618
Encompass Health Corporation
95,000 4.500%,  2/1/2028 81,367
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
7,923
35,000 4.375%,  3/31/2029
a
25,962
HCA, Inc.
96,000 5.375%,  2/1/2025 94,865
HFC Prestige Products, Inc.
53,000 4.750%,  1/15/2029
a
44,837
HLF Financing SARL, LLC
110,000 4.875%,  6/1/2029
a
78,501
Ionis Pharmaceuticals, Inc.,
Convertible
21,000 0.125%,  12/15/2024 18,991
Jazz Investments I, Ltd.,
Convertible
35,000 2.000%,  6/15/2026 37,450
Mattel, Inc.
80,000 3.375%,  4/1/2026
a
71,395
Mozart Debt Merger Sub, Inc.
34,000 3.875%,  4/1/2029
a
27,257
36,000 5.250%,  10/1/2029
a
27,180
Organon & Company
75,000 4.125%,  4/30/2028
a
64,125
Owens & Minor, Inc.
39,000 6.625%,  4/1/2030
a
34,320
Performance Food Group, Inc.
44,000 4.250%,  8/1/2029
a
36,634
Perrigo Finance Unlimited
Company
97,000 4.375%,  3/15/2026 88,997
Pilgrim's Pride Corporation
35,000 3.500%,  3/1/2032
a
26,385
Post Holdings, Inc.
56,000 5.750%,  3/1/2027
a
53,413
26,000 5.625%,  1/15/2028
a
23,731
17,000 5.500%,  12/15/2029
a
14,697
39,000 4.500%,  9/15/2031
a
31,395
Post Holdings, Inc., Convertible
14,000 2.500%,  8/15/2027
a
13,825
Primo Water Holdings, Inc.
57,000 4.375%,  4/30/2029
a
46,366
Scotts Miracle-Gro Company
35,000 4.500%,  10/15/2029 25,375
SEG Holding, LLC
95,000 5.625%,  10/15/2028
a
87,161
Simmons Foods, Inc.
92,000 4.625%,  3/1/2029
a
75,210
Spectrum Brands, Inc.
35,000 5.000%,  10/1/2029
a
27,842
Principal
Amount Long-Term Fixed Income (68.3%) Value
Consumer Non-Cyclical (4.2%) - continued
$ 10,000 5.500%,  7/15/2030
a
$ 7,819
Syneos Health, Inc.
85,000 3.625%,  1/15/2029
a
67,684
Teleflex, Inc.
88,000 4.250%,  6/1/2028
a
76,540
Tenet Healthcare Corporation
10,000 4.625%,  7/15/2024 9,670
38,000 6.250%,  2/1/2027
a
35,460
125,000 5.125%,  11/1/2027
a
112,161
68,000 6.125%,  10/1/2028
a
59,574
Teva Pharmaceutical Finance
Netherlands III BV
79,000 3.150%,  10/1/2026 64,820
TreeHouse Foods, Inc.
74,000 4.000%,  9/1/2028 59,007
United Natural Foods, Inc.
21,000 6.750%,  10/15/2028
a
19,207
Winnebago Industries, Inc.,
Convertible
19,000 1.500%,  4/1/2025 19,867
Total 2,431,067
Energy (6.8%)
Antero Resources Corporation
39,000 5.375%,  3/1/2030
a
35,064
Archrock Partners, LP/Archrock
Partners Finance Corporation
57,000 6.250%,  4/1/2028
a
50,103
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
31,000 6.625%,  7/15/2026
a
28,907
BP Capital Markets plc
280,000 4.875%,  3/22/2030
d,e
240,800
Buckeye Partners, LP
40,000 3.950%,  12/1/2026 34,887
Callon Petroleum Company
36,000 8.250%,  7/15/2025 34,998
35,000 7.500%,  6/15/2030
a,c
30,643
Cheniere Energy Partners, LP
35,000 4.500%,  10/1/2029 30,814
15,000 3.250%,  1/31/2032 11,518
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 18,347
Chesapeake Energy Corporation
80,000 6.750%,  4/15/2029
a
76,690
CNX Resources Corporation
37,000 6.000%,  1/15/2029
a
33,762
CNX Resources Corporation,
Convertible
24,000 2.250%,  5/1/2026 33,228
Comstock Resources, Inc.
17,000 6.750%,  3/1/2029
a
15,679
25,000 5.875%,  1/15/2030
a
21,774
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
34,000 5.500%,  6/15/2031
a
28,782
CrownRock Finance, Inc.
54,000 5.625%,  10/15/2025
a
51,698
DT Midstream, Inc.
75,000 4.125%,  6/15/2029
a
63,375
10,000 4.375%,  6/15/2031
a
8,247
Enbridge, Inc.
300,000 7.375%,  1/15/2083
d
288,981

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.3%) Value
Energy (6.8%) - continued
$ 107,000 7.625%,  1/15/2083
d
$ 103,167
137,000 6.250%,  3/1/2078
d
123,122
48,000 5.750%,  7/15/2080
d
42,228
Endeavor Energy Resources, LP
30,000 5.750%,  1/30/2028
a
28,534
Energy Transfer, LP
115,000 6.750%,  5/15/2025
d,e
99,366
199,000 6.500%,  11/15/2026
d,e
173,350
EnLink Midstream Partners, LP
50,000 4.850%,  7/15/2026 45,919
Enterprise Products Operating,
LLC
37,000 4.875%,  8/16/2077
d
33,762
EQM Midstream Partners, LP
38,000 4.750%,  1/15/2031
a
30,162
EQT Corporation, Convertible
19,000 1.750%,  5/1/2026 52,359
Ferrellgas, LP
32,000 5.375%,  4/1/2026
a
28,160
Harvest Midstream, LP
81,000 7.500%,  9/1/2028
a
75,707
Hess Midstream Operations, LP
35,000 5.625%,  2/15/2026
a
33,224
27,000 5.500%,  10/15/2030
a
23,178
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
a
61,199
46,000 6.250%,  4/15/2032
a
40,747
Holly Energy Partners, LP/Holly
Energy Finance Corporation
52,000 6.375%,  4/15/2027
a
49,660
Howard Midstream Energy
Partners, LLC
45,000 6.750%,  1/15/2027
a
40,093
ITT Holdings, LLC
47,000 6.500%,  8/1/2029
a
36,461
Laredo Petroleum, Inc.
102,000 7.750%,  7/31/2029
a,c
93,982
MEG Energy Corporation
49,000 7.125%,  2/1/2027
a
49,735
MPLX, LP
107,000 6.875%,  2/15/2023
d,e
105,127
Murphy Oil Corporation
42,000 5.875%,  12/1/2027 39,259
Nabors Industries, Ltd.
80,000 7.250%,  1/15/2026
a
69,610
NuStar Logistics, LP
45,000 5.750%,  10/1/2025 41,705
Oasis Petroleum, Inc.
35,000 6.375%,  6/1/2026
a
33,250
Occidental Petroleum Corporation
60,000 8.500%,  7/15/2027 64,212
20,000 6.450%,  9/15/2036 20,000
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 15,162
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
d,e
48,907
Precision Drilling Corporation
42,000 6.875%,  1/15/2029
a
37,082
Range Resources Corporation
36,000 4.750%,  2/15/2030
a,c
31,220
Principal
Amount Long-Term Fixed Income (68.3%) Value
Energy (6.8%) - continued
SM Energy Company
$ 44,000 6.625%,  1/15/2027 $ 42,235
15,000 6.500%,  7/15/2028
c
14,255
Southwestern Energy Company
20,000 5.375%,  2/1/2029 18,136
45,000 5.375%,  3/15/2030 40,547
21,000 4.750%,  2/1/2032 17,600
Suburban Propane Partners, LP
40,000 5.875%,  3/1/2027 37,736
20,000 5.000%,  6/1/2031
a
16,416
Sunoco, LP
40,000 6.000%,  4/15/2027 38,142
5,000 5.875%,  3/15/2028 4,537
29,000 4.500%,  4/30/2030 23,707
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
82,000 5.500%,  1/15/2028
a
69,992
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
22,457
TransCanada Trust
125,000 5.600%,  3/7/2082
d
108,406
115,000 5.625%,  5/20/2075
d
106,188
160,000 5.300%,  3/15/2077
d
137,692
Transocean Proteus, Ltd.
9,000 6.250%,  12/1/2024
a
8,460
Transocean, Inc.
37,000 11.500%,  1/30/2027
a
34,223
USA Compression Partners, LP
50,000 6.875%,  4/1/2026 46,000
Venture Global Calcasieu Pass,
LLC
78,000 3.875%,  8/15/2029
a
66,915
20,000 4.125%,  8/15/2031
a
16,589
W&T Offshore, Inc.
16,000 9.750%,  11/1/2023
a
15,683
Weatherford International, Ltd.
44,000 8.625%,  4/30/2030
a
38,317
Western Midstream Operating, LP
96,000 3.950%,  6/1/2025 90,240
10,000 5.500%,  8/15/2048 8,087
Total 3,930,506
Financials (20.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
15,000 7.000%,  11/15/2025
a
13,701
AerCap Holdings NV
60,000 5.875%,  10/10/2079
d
53,559
Air Lease Corporation
174,000 4.650%,  6/15/2026
d,e
145,269
Aircastle, Ltd.
115,000 5.250%,  6/15/2026
a,d,e
86,261
Alliant Holdings Intermediate, LLC
22,000 6.750%,  10/15/2027
a
18,959
Ally Financial, Inc.
50,000 5.750%,  11/20/2025 48,495
253,000 4.700%,  5/15/2026
d,e
197,216
95,000 4.700%,  5/15/2028
d,e
67,687
American Express Company
85,000 3.550%,  9/15/2026
d,e
65,507
AmWINS Group, Inc.
25,000 4.875%,  6/30/2029
a
20,752

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.3%) Value
Financials (20.2%) - continued
Ares Capital Corporation,
Convertible
$ 11,000 4.625%,  3/1/2024 $ 11,227
BAC Capital Trust XIV
74,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2022
d,e
54,202
Banco Santander SA
115,000 4.750%,  11/12/2026
d,e
79,506
Bank of America Corporation
284,000 6.250%,  9/5/2024
d,e
274,415
82,000 6.100%,  3/17/2025
d,e
78,606
40,000 6.300%,  3/10/2026
d,e
39,292
200,000 4.375%,  1/27/2027
d,e
160,500
400,000 6.125%,  4/27/2027
d,e
378,000
184,000 5.875%,  3/15/2028
d,e
157,780
Bank of New York Mellon
Corporation
150,000 4.700%,  9/20/2025
d,e
143,625
Bank of Nova Scotia
212,000 4.900%,  6/4/2025
d,e
189,257
Barclays plc
75,000 4.375%,  3/15/2028
d,e
46,222
Blackstone Mortgage Trust, Inc.,
Convertible
18,000 5.500%,  3/15/2027 15,311
BNP Paribas SA
200,000 7.750%,  8/16/2029
a,d,e
184,560
Brookfield Property REIT, Inc.
30,000 5.750%,  5/15/2026
a
27,120
Capital One Financial Corporation
36,000 3.950%,  9/1/2026
d,e
28,260
Centene Corporation
55,000 4.250%,  12/15/2027 50,308
75,000 4.625%,  12/15/2029 67,395
90,000 3.000%,  10/15/2030 71,275
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
d,e
171,160
128,000 4.000%,  6/1/2026
d,e
104,986
160,000 5.000%,  6/1/2027
d,e
143,800
125,000 4.000%,  12/1/2030
d,e
91,823
Citigroup, Inc.
82,000 5.950%,  1/30/2023
d,e
81,026
68,000 5.000%,  9/12/2024
d,e
60,512
144,000 5.950%,  5/15/2025
d,e
130,327
145,000 4.000%,  12/10/2025
d,e
122,162
225,000 3.875%,  2/18/2026
d,e
185,542
107,000 4.150%,  11/15/2026
d,e
85,065
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
d,e
64,076
Coinbase Global, Inc.
15,000 3.625%,  10/1/2031
a
8,317
Coinbase Global, Inc., Convertible
66,000 0.500%,  6/1/2026 43,263
Comerica, Inc.
20,000 5.625%,  7/1/2025
d,e
19,614
Corebridge Financial, Inc.
81,000 6.875%,  12/15/2052
a,d
74,071
Credit Acceptance Corporation
52,000 5.125%,  12/31/2024
*
48,393
Credit Agricole SA
48,000 6.875%,  9/23/2024
a,d,e
44,209
40,000 8.125%,  12/23/2025
a,d,e
38,502
200,000 4.750%,  3/23/2029
a,d,e
137,812
Principal
Amount Long-Term Fixed Income (68.3%) Value
Financials (20.2%) - continued
Credit Suisse Group AG
$ 56,000 7.500%,  12/11/2023
a,d,e
$ 51,450
40,000 7.250%,  9/12/2025
a,d,e
30,597
200,000 9.750%,  6/23/2027
a,d,e
196,176
Dai-ichi Life Insurance Company,
Ltd.
230,000 5.100%,  10/28/2024
a,c,d,e
222,742
Deutsche Bank AG
225,000 6.000%,  10/30/2025
d,e
168,750
15,000 4.296%,  5/24/2028
d
13,378
Drawbridge Special Opportunities
Fund, LP
95,000 3.875%,  2/15/2026
a
86,230
Fifth Third Bancorp
91,000 4.500%,  9/30/2025
d,e
83,712
Fortress Transportation and
Infrastructure Investors, LLC
43,000 6.500%,  10/1/2025
a
40,395
31,000 9.750%,  8/1/2027
a
30,312
Genworth Mortgage Holdings, Inc.
28,000 6.500%,  8/15/2025
a
26,759
Global Net Lease, Inc.
80,000 3.750%,  12/15/2027
a
62,402
Goldman Sachs Group, Inc.
215,000 5.500%,  8/10/2024
d,e
206,400
115,000 4.400%,  2/10/2025
c,d,e
95,854
130,000 3.650%,  8/10/2026
d,e
99,775
105,000 4.125%,  11/10/2026
d,e
83,475
Hartford Financial Services Group,
Inc.
100,000
5.030%,  (LIBOR 3M +
2.125%), 2/12/2047
a,d
82,329
HAT Holdings, LLC, Convertible
10,000 Zero Coupon,  5/1/2025
a
8,938
HSBC Holdings plc
55,000 6.375%,  3/30/2025
d,e
49,552
66,000 6.500%,  3/23/2028
d,e
55,236
85,000 4.600%,  12/17/2030
d,e
58,947
115,000 6.500%,  9/15/2037 108,199
HUB International, Ltd.
20,000 7.000%,  5/1/2026
a
18,968
28,000 5.625%,  12/1/2029
a
23,380
Huntington Bancshares, Inc.
104,000 4.450%,  10/15/2027
d,e
92,559
Icahn Enterprises, LP
78,000 4.750%,  9/15/2024 72,974
30,000 6.375%,  12/15/2025 28,427
72,000 5.250%,  5/15/2027 63,037
Intesa Sanpaolo SPA
15,000 5.017%,  6/26/2024
a
13,986
iStar, Inc.
80,000 4.250%,  8/1/2025 77,604
J.P. Morgan Chase & Company
140,000
5.597%,  (LIBOR 3M +
3.320%), 10/1/2022
d,e
140,000
105,000 5.150%,  5/1/2023
d,e
101,320
40,000 6.000%,  8/1/2023
d,e
39,000
40,000 6.750%,  2/1/2024
d,e
39,637
368,000 5.000%,  8/1/2024
d,e
331,844
100,000 4.600%,  2/1/2025
d,e
87,110
85,000 3.650%,  6/1/2026
d,e
68,834
100,000
1.506%,  (LIBOR 3M +
1.000%), 5/15/2047
d
78,900

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.3%) Value
Financials (20.2%) - continued
Jefferies Finance, LLC
$ 40,000 5.000%,  8/15/2028
a
$ 29,500
KKR Real Estate Finance Trust,
Inc., Convertible
5,000 6.125%,  5/15/2023 4,938
Lincoln National Corporation
100,000
5.299%,  (LIBOR 3M +
2.358%), 11/17/2022
d
77,850
Lloyds Banking Group plc
40,000 7.500%,  6/27/2024
d,e
37,129
LPL Holdings, Inc.
30,000 4.000%,  3/15/2029
a
25,730
M&T Bank Corporation
100,000 3.500%,  9/1/2026
d,e
74,558
MetLife, Inc.
140,000 3.850%,  9/15/2025
d,e
125,243
152,000 5.875%,  3/15/2028
d,e
138,713
Molina Healthcare, Inc.
85,000 4.375%,  6/15/2028
a
76,713
MPT Operating Partnership, LP
40,000 4.625%,  8/1/2029 32,183
Nationstar Mortgage Holdings,
Inc.
37,000 6.000%,  1/15/2027
a
31,589
NatWest Group plc
95,000 4.600%,  6/28/2031
d,e
59,375
Navient Corporation
37,000 5.500%,  1/25/2023 36,795
10,000 5.000%,  3/15/2027 8,179
Necessity Retail REIT, Inc.
68,000 4.500%,  9/30/2028
a
50,678
Nippon Life Insurance Company
160,000 2.900%,  9/16/2051
a,d
123,687
172,000 5.100%,  10/16/2044
a,d
167,161
172,000 3.400%,  1/23/2050
a,d
144,437
OneMain Finance Corporation
80,000 6.875%,  3/15/2025 75,188
80,000 7.125%,  3/15/2026 72,112
20,000 6.625%,  1/15/2028 17,160
Park Intermediate Holdings, LLC
15,000 4.875%,  5/15/2029
a
12,150
Pebblebrook Hotel Trust,
Convertible
34,000 1.750%,  12/15/2026 29,002
PennyMac Financial Services, Inc.
29,000 4.250%,  2/15/2029
a
20,657
PNC Financial Services Group,
Inc.
95,000 3.400%,  9/15/2026
d,e
70,896
220,000 6.000%,  5/15/2027
d,e
204,050
108,000 6.200%,  9/15/2027
d,e
102,060
PRA Group, Inc.
27,000 7.375%,  9/1/2025
a
26,121
Provident Financing Trust I
25,000 7.405%,  3/15/2038 26,148
Prudential Financial, Inc.
250,000 5.125%,  3/1/2052
d
216,735
138,000 5.625%,  6/15/2043
d
135,966
126,000 5.200%,  3/15/2044
d
121,085
20,000 3.700%,  10/1/2050
d
15,796
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,d,e
37,078
Principal
Amount Long-Term Fixed Income (68.3%) Value
Financials (20.2%) - continued
Radian Group, Inc.
$ 37,000 4.875%,  3/15/2027 $ 32,800
Regions Financial Corporation
80,000 5.750%,  6/15/2025
d,e
78,800
RLJ Lodging Trust, LP
19,000 3.750%,  7/1/2026
a
16,227
Rocket Mortgage Co-Issuer, Inc.
30,000 3.625%,  3/1/2029
a
23,090
Service Properties Trust
25,000 4.650%,  3/15/2024 23,125
58,000 7.500%,  9/15/2025 54,230
20,000 5.500%,  12/15/2027 16,245
SLM Corporation
20,000 4.200%,  10/29/2025 17,904
Societe Generale SA
40,000 8.000%,  9/29/2025
a,d,e
38,137
Standard Chartered plc
105,000 6.000%,  7/26/2025
a,d,e
93,154
Starwood Property Trust, Inc.,
Convertible
10,000 4.375%,  4/1/2023 9,694
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,d
141,750
Summit Hotel Properties, Inc.,
Convertible
15,000 1.500%,  2/15/2026 12,435
SVB Financial Group
130,000 4.000%,  5/15/2026
d,e
98,698
160,000 4.250%,  11/15/2026
d,e
117,780
Truist Financial Corporation
160,000 4.950%,  9/1/2025
d,e
153,726
90,000 5.100%,  3/1/2030
d,e
79,798
U.S. Bancorp
120,000 3.700%,  1/15/2027
d,e
90,582
UBS Group AG
200,000 4.875%,  2/12/2027
a,d,e
155,750
United Wholesale Mortgage, LLC
31,000 5.500%,  4/15/2029
a
23,560
USB Realty Corporation
133,000
3.659%,  (LIBOR 3M +
1.147%), 1/15/2027
a,d,e
100,415
USIS Merger Sub, Inc.
15,000 6.875%,  5/1/2025
a
14,419
Wells Fargo & Company
212,000 3.900%,  3/15/2026
d,e
179,273
30,000
3.012%,  (LIBOR 3M +
0.500%), 1/15/2027
d
28,067
XHR, LP
10,000 6.375%,  8/15/2025
a
9,597
32,000 4.875%,  6/1/2029
a
26,384
Total 11,630,417
Mortgage-Backed Securities (3.2%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,850,000 5.500%,  10/1/2041
b
1,838,727
Total 1,838,727
Technology (2.4%)
Akamai Technologies, Inc.,
Convertible
22,000 0.125%,  5/1/2025 22,352

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.3%) Value
Technology (2.4%) - continued
$ 14,000 0.375%,  9/1/2027 $ 13,027
Black Knight InfoServ, LLC
46,000 3.625%,  9/1/2028
a
39,034
Block, Inc., Convertible
19,000 0.500%,  5/15/2023 19,456
3,000 0.250%,  11/1/2027 2,145
CommScope Technologies
Finance, LLC
30,000 6.000%,  6/15/2025
a
26,653
CommScope, Inc.
70,000 7.125%,  7/1/2028
a
54,034
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 7,190
Gartner, Inc.
30,000 3.625%,  6/15/2029
a
24,975
85,000 3.750%,  10/1/2030
a
69,585
InterDigital, Inc., Convertible
16,000 3.500%,  6/1/2027
a
13,904
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
58,216
15,000 5.000%,  7/15/2028
a
12,900
37,000 4.875%,  9/15/2029
a
30,395
60,000 5.250%,  7/15/2030
a
49,648
48,000 4.500%,  2/15/2031
a
37,113
Lumentum Holdings, Inc.,
Convertible
26,000 0.250%,  3/15/2024 31,954
MACOM Technology Solutions
Holdings, Inc., Convertible
35,000 0.250%,  3/15/2026 32,856
Microchip Technology, Inc.,
Convertible
4,000 0.125%,  11/15/2024 4,050
13,000 1.625%,  2/15/2027 22,525
Minerva Merger Sub, Inc.
50,000 6.500%,  2/15/2030
a
39,528
MSCI, Inc.
40,000 4.000%,  11/15/2029
a
34,548
NCR Corporation
119,000 6.125%,  9/1/2029
a
102,461
Nielsen Finance, LLC
50,000 4.500%,  7/15/2029
a
49,779
ON Semiconductor Corporation,
Convertible
5,000 Zero Coupon,  5/1/2027 6,593
Open Text Corporation
85,000 4.125%,  2/15/2030
a
67,882
Progress Software Corporation,
Convertible
6,000 1.000%,  4/15/2026 5,628
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,315
35,000 4.000%,  2/15/2028
a
30,610
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
30,546
Sabre GLBL, Inc., Convertible
17,000 4.000%,  4/15/2025 16,130
Seagate HDD Cayman
69,000 3.125%,  7/15/2029 50,558
107,000 3.375%,  7/15/2031 74,707
Sensata Technologies, Inc.
43,000 3.750%,  2/15/2031
a
33,871
Principal
Amount Long-Term Fixed Income (68.3%) Value
Technology (2.4%) - continued
Shift4 Payments, LLC
$ 10,000 4.625%,  11/1/2026
a
$ 9,119
SS&C Technologies, Inc.
124,000 5.500%,  9/30/2027
a
113,112
Switch, Ltd.
45,000 3.750%,  9/15/2028
a
44,719
Teradyne, Inc., Convertible
1,000 1.250%,  12/15/2023 2,370
Verint Systems, Inc., Convertible
20,000 0.250%,  4/15/2026 16,590
Viavi Solutions, Inc.
32,000 3.750%,  10/1/2029
a
25,603
Viavi Solutions, Inc., Convertible
17,000 1.000%,  3/1/2024 19,015
Vishay Intertechnology, Inc.,
Convertible
17,000 2.250%,  6/15/2025 15,800
Ziff Davis, Inc., Convertible
37,000 1.750%,  11/1/2026
a
34,169
Total 1,404,665
Transportation (1.0%)
Air Transport Services Group, Inc.,
Convertible
12,000 1.125%,  10/15/2024 11,970
Allegiant Travel Company
34,000 7.250%,  8/15/2027
a
32,045
American Airlines, Inc.
92,000 11.750%,  7/15/2025
a
96,079
128,000 5.500%,  4/20/2026
a
120,214
Avis Budget Car Rental, LLC
40,000 5.375%,  3/1/2029
a,c
32,846
Delta Air Lines, Inc.
23,000 7.000%,  5/1/2025
a
23,148
9,000 7.375%,  1/15/2026 9,098
Hawaiian Brand Intellectual
Property, Ltd.
20,000 5.750%,  1/20/2026
a
17,640
Hertz Corporation
28,000 4.625%,  12/1/2026
a
22,746
33,000 5.000%,  12/1/2029
a
24,544
JetBlue Airways Corporation,
Convertible
30,000 0.500%,  4/1/2026 21,300
Southwest Airlines Company,
Convertible
39,000 1.250%,  5/1/2025 44,518
United Airlines, Inc.
44,000 4.375%,  4/15/2026
a
39,270
35,000 4.625%,  4/15/2029
a
28,960
VistaJet Malta Finance plc
45,000 6.375%,  2/1/2030
a
36,788
XPO Logistics, Inc.
5,000 6.250%,  5/1/2025
a
5,014
Total 566,180
U.S. Government & Agencies (10.7%)
U.S. Treasury Bonds
2,740,000 1.375%,  11/15/2031 2,226,250
U.S. Treasury Notes
4,430,000 1.250%,  12/31/2026 3,934,913
Total 6,161,163

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (68.3%) Value
Utilities (2.9%)
Algonquin Power & Utilities
Corporation
$ 140,000 4.750%,  1/18/2082
d
$ 114,348
American Electric Power
Company, Inc.
200,000 3.875%,  2/15/2062
d
156,753
Calpine Corporation
44,000 4.500%,  2/15/2028
a
38,764
Dominion Energy, Inc.
111,000 4.650%,  12/15/2024
d,e
97,764
120,000 4.350%,  1/15/2027
d,e
101,803
Duke Energy Corporation
102,000 3.250%,  1/15/2082
d
74,772
51,000 4.875%,  9/16/2024
d,e
45,708
Edison International
170,000 5.000%,  12/15/2026
d,e
134,300
NextEra Energy Capital Holdings,
Inc.
145,000 3.800%,  3/15/2082
d
113,810
NextEra Energy Operating
Partners, LP
95,000 3.875%,  10/15/2026
a
86,450
NextEra Energy Partners, LP,
Convertible
8,000 Zero Coupon,  6/15/2024
a
7,544
37,000 Zero Coupon,  11/15/2025
a
36,924
NiSource, Inc.
77,000 5.650%,  6/15/2023
d,e
71,033
NRG Energy, Inc.
110,000 3.375%,  2/15/2029
a
89,060
15,000 5.250%,  6/15/2029
a
13,125
NRG Energy, Inc., Convertible
16,000 2.750%,  6/1/2048 17,032
PG&E Corporation
40,000 5.000%,  7/1/2028 34,398
Sempra Energy
95,000 4.125%,  4/1/2052
d
74,575
40,000 4.875%,  10/15/2025
d,e
37,200
Southern Company
120,000 4.000%,  1/15/2051
d
107,544
64,000 3.750%,  9/15/2051
d
51,897
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
a
83,698
Vistra Operations Company, LLC
75,000 5.000%,  7/31/2027
a
67,744
Total 1,656,246
Total Long-Term Fixed Income
(cost $45,452,868) 39,375,517
Shares
Registered Investment
Companies ( 21.6% ) Value
Unaffiliated  (13.6%)
71,700 Aberdeen Asia-Pacific Income
Fund, Inc. 180,684
27,756 AllianceBernstein Global High
Income Fund, Inc. 246,473
2,431 Allspring Global Dividend
Opportunities Fund 10,088
36,673 Allspring Income Opportunities
Fund 227,373
16,087 Barings Global Short Duration
High Yield Fund 196,583
18,147 BlackRock Core Bond Trust 181,470
Shares
Registered Investment
Companies (21.6%) Value
Unaffiliated  (13.6%)- continued
18,354 BlackRock Corporate High Yield
Fund, Inc. $ 156,927
21,911 BlackRock Credit Allocation
Income Trust 209,031
1,800 BlackRock Debt Strategies Fund,
Inc. 16,056
1,400 BlackRock Enhanced Equity
Dividend Trust 11,354
18,401 BlackRock Enhanced Global
Dividend Trust 162,113
6,300 BlackRock Enhanced International
Dividend Trust 28,161
1,250 BlackRock Floating Rate Income
Strategies Fund, Inc. 13,762
13,900 BlackRock Income Trust, Inc. 57,546
10,068 BlackRock Multi-Sector Income
Trust 143,368
13,590 Blackstone Strategic Credit Fund
c
144,462
60,189 BNY Mellon High Yield Strategies
Fund 126,999
12,732 Delaware Ivy High Income
Opportunities Fund 128,466
23,960 Eaton Vance Limited Duration
Income Fund 220,672
1,699 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 12,318
22,736 First Trust High Income Long/Short
Fund 246,458
12,566 First Trust Senior Floating Rate
Income Fund II 125,534
8,674 Invesco Dynamic Credit
Opportunities Fund
f
90,970
3,500 Invesco Variable Rate Preferred
ETF
c
76,650
52,580 iShares Preferred and Income
Securities ETF
c
1,665,209
11,923 New America High Income Fund,
Inc. 77,619
50,362 Nuveen Credit Strategies Income
Fund 257,350
12,907 Nuveen Global High Income Fund 136,040
7,700 Nuveen Preferred Income
Opportunities Fund 53,515
8,600 Nuveen Quality Preferred Income
Fund II 56,502
12,404 Nuveen Short Duration Credit
Opportunities Fund 146,739
25,171 PGIM Global High Yield Fund, Inc. 266,309
22,455 PGIM High Yield Bond Fund, Inc. 259,131
8,462 Pimco Dynamic Income Fund 163,993
1,144 Pioneer High Income Fund, Inc. 7,390
10,471 SPDR Bloomberg High Yield Bond
ETF
c
919,877
16,537 Templeton Emerging Markets
Income Fund 73,259
2,423 Tri-Continental Corporation 61,932
1,500 Vanguard Short-Term Corporate
Bond ETF
c
111,420
16,300 Virtus AllianzGI Convertible &
Income Fund 52,160
2,525 Virtus AllianzGI Equity &
Convertible Income Fund 51,283
12,847 Virtus Dividend, Interest &
Premium Strategy Fund 137,206

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (21.6%) Value
Unaffiliated  (13.6%)- continued
7,333 Voya Asia Pacific High Dividend
Equity Income Fund $ 43,924
26,668 Voya Global Equity Dividend &
Premium Opportunity Fund 133,340
46,879 Western Asset High Income
Opportunity Fund, Inc. 172,515
Total 7,860,231
Affiliated  (8.0%)
649,389 Thrivent Core Emerging Markets
Debt Fund 4,597,673
Total 4,597,673
Total Registered Investment
Companies (cost $16,313,227) 12,457,904
Shares
Collateral Held for Securities
Loaned ( 6.2% ) Value
3,595,877 Thrivent Cash Management Trust 3,595,877
Total Collateral Held for
Securities Loaned
(cost $3,595,877) 3,595,877
Shares Preferred Stock ( 6.0% ) Value
Communications Services (0.5%)
10,950 AT&T, Inc., 4.750%
e
205,641
257 Paramount Global, Convertible,
5.750% 7,941
5,000 Telephone and Data Systems, Inc.,
6.000%
e
93,000
Total 306,582
Consumer Cyclical (0.2%)
4,500 Ford Motor Company, 6.000% 104,715
Total 104,715
Consumer Non-Cyclical (0.2%)
842 Becton, Dickinson and Company,
Convertible, 6.000% 39,692
257 Boston Scientific Corporation,
Convertible, 5.500% 26,014
2,000 CHS, Inc., 6.750%
d,e
49,500
5 Danaher Corporation, Convertible,
5.000% 6,737
Total 121,943
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
e
94,499
525 Energy Transfer, LP, 7.600%
d,e
12,700
1,415 NuStar Logistics, LP, 9.246%
d
34,540
56 UGI Corporation, Convertible,
7.250% 4,466
Total 146,205
Financials (4.1%)
3,750 Aegon Funding Corporation II,
5.100% 78,262
7,000 Allstate Corporation, 5.100%
e
146,930
4,200 American International Group, Inc.,
5.850%
e
101,052
6,500 Bank of America Corporation,
4.250%
e
112,775
Shares Preferred Stock (6.0%) Value
Financials (4.1%) - continued
1,000 Bank of America Corporation,
5.000%
e
$ 20,470
1,089 Bank of America Corporation,
5.375%
e
23,653
32 Bank of America Corporation,
Convertible, 7.250%
e
37,536
4,250 Capital One Financial Corporation,
5.000%
e
83,427
2,000 Citigroup Capital XIII, 9.176%
d
55,800
6,700 Equitable Holdings, Inc., 5.250%
e
139,561
65 First Horizon Bank, 3.750%
a,d,e
52,000
2,000 First Horizon Corporation, 6.500%
e
49,500
6,500 First Republic Bank, 4.500%
e
120,445
5,700 J.P. Morgan Chase & Company,
4.200%
e
102,828
5,450 J.P. Morgan Chase & Company,
4.750%
e
114,777
1,700 J.P. Morgan Chase & Company,
5.750%
e
42,007
474 KKR & Company, Inc.,
Convertible, 6.000% 25,795
4,800 Morgan Stanley, 5.850%
d,e
116,304
4,200 Morgan Stanley, 7.125%
d,e
107,268
4,500 Public Storage, 3.950%
e
74,115
4,775 Public Storage, 4.125%
e
87,144
800 Public Storage, 4.625%
e
16,120
200 Public Storage, 4.700%
e
4,084
3,250 Regions Financial Corporation,
5.700%
d,e
72,930
250 Synovus Financial Corporation,
5.875%
d,e
6,128
4,100 Truist Financial Corporation,
4.750%
e
81,344
11,500 Wells Fargo & Company, 4.250%
e
197,685
5,000 Wells Fargo & Company, 4.750%
e
93,900
174 Wells Fargo & Company,
Convertible, 7.500%
e
209,496
Total 2,373,336
Utilities (0.7%)
538 AES Corporation, Convertible,
6.875% 47,543
276 American Electric Power
Company, Inc., Convertible,
6.125% 13,662
9,775 CMS Energy Corporation, 4.200%
e
167,152
211 NextEra Energy, Inc., Convertible,
5.279% 10,504
37 NiSource, Inc., Convertible,
7.750% 3,722
6,950 Southern Company, 4.950% 143,448
Total 386,031
Total Preferred Stock
(cost $4,328,491) 3,438,812
Shares Common Stock ( 1.1% ) Value
Communications Services (0.1%)
416 AT&T, Inc. 6,381
63 Charter Communications, Inc.
g
19,111
147 Twitter, Inc.
g
6,445
31 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
473
Total 32,410

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (1.1%) Value
Consumer Discretionary (<0.1%)
194 Bloomin' Brands, Inc. $ 3,556
8 Booking Holdings, Inc.
g
13,146
118 Dick's Sporting Goods, Inc. 12,347
Total 29,049
Energy (0.1%)
156 Pioneer Natural Resources
Company 33,779
Total 33,779
Financials (0.4%)
1,878 AG Mortgage Investment Trust,
Inc. 7,719
2,144 AGNC Investment Corporation 18,052
1,089 Annaly Capital Management, Inc. 18,687
2,400 Apollo Commercial Real Estate
Finance, Inc. 19,920
18,354 BlackRock Corporate High Yield
Fund, Inc., Rights
g
37
1,800 BlackRock TCP Capital
Corporation 19,674
3,600 Chimera Investment Corporation 18,792
108 Encore Capital Group, Inc.
g
4,912
1,084 FS KKR Capital Corporation 18,374
2,139 Golub Capital BDC, Inc. 26,502
2,611 Granite Point Mortgage Trust, Inc. 16,815
3,744 Rithm Capital Corporation 27,406
2,647 Two Harbors Investment
Corporation 8,788
Total 205,678
Health Care (0.2%)
60 BioMarin Pharmaceutical, Inc.
g
5,086
189 Danaher Corporation 48,817
124 Elevance Health, Inc. 56,326
482 Ionis Pharmaceuticals, Inc.
g
21,319
Total 131,548
Industrials (0.1%)
233 Chart Industries, Inc.
g
42,953
221 FTI Consulting, Inc.
g
36,622
39 SunPower Corporation
g
899
Total 80,474
Information Technology (0.1%)
43 Microchip Technology, Inc. 2,624
578 ON Semiconductor Corporation
g
36,027
28 Teradyne, Inc. 2,104
Total 40,755
Utilities (0.1%)
111 American Electric Power
Company, Inc. 9,596
379 NextEra Energy, Inc. 29,717
547 NiSource, Inc. 13,779
44 NRG Energy, Inc. 1,684
Total 54,776
Total Common Stock
(cost $743,551) 608,469
Shares Short-Term Investments ( 5.1% ) Value
Thrivent Core Short-Term Reserve
Fund
292,820 3.170% $ 2,928,198
Total Short-Term Investments
(cost $2,928,144) 2,928,198
Total Investments (cost
$73,362,158) 108.3% $62,404,777
Other Assets and Liabilities, Net
(8.3%) (4,795,758)
Total Net Assets 100.0% $57,609,019
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $14,911,935 or
25.9% of total net assets.
b Denotes investments purchased on a when-issued or
delayed-delivery basis.
c All or a portion of the security is on loan.
d Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Portfolio as of September 30, 2022
was $48,393 or 0.08% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 51,595
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 670,489
Common Stock 2,834,698
Total lending $3,505,187
Gross amount payable upon return of
collateral for securities loaned $3,595,877
Net amounts due to counterparty $90,690

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,091,361 – 1,091,361 –
Capital Goods 2,158,543 – 2,158,543 –
Collateralized Mortgage Obligations 51,610 – 51,610 –
Communications Services 3,027,192 – 3,027,192 –
Consumer Cyclical 3,427,840 – 3,427,840 –
Consumer Non-Cyclical 2,431,067 – 2,431,067 –
Energy 3,930,506 – 3,930,506 –
Financials 11,630,417 – 11,630,417 –
Mortgage-Backed Securities 1,838,727 – 1,838,727 –
Technology 1,404,665 – 1,404,665 –
Transportation 566,180 – 566,180 –
U.S. Government & Agencies 6,161,163 – 6,161,163 –
Utilities 1,656,246 – 1,656,246 –
Registered Investment Companies
Unaffiliated 7,860,231 7,769,261 – 90,970
Preferred Stock
Communications Services 306,582 306,582 – –
Consumer Cyclical 104,715 104,715 – –
Consumer Non-Cyclical 121,943 121,943 – –
Energy 146,205 146,205 – –
Financials 2,373,336 2,321,336 52,000 –
Utilities 386,031 386,031 – –
Common Stock
Communications Services 32,410 31,937 473 –
Consumer Discretionary 29,049 29,049 – –
Energy 33,779 33,779 – –
Financials 205,678 205,678 – –
Health Care 131,548 131,548 – –
Industrials 80,474 80,474 – –
Information Technology 40,755 40,755 – –
Utilities 54,776 54,776 – –
Subtotal Investments in Securities $51,283,029 $11,764,069 $39,427,990 $90,970
Other Investments  * Total
Affiliated Registered Investment Companies 4,597,673
Affiliated Short-Term Investments 2,928,198
Collateral Held for Securities Loaned 3,595,877
Subtotal Other Investments $11,121,748
Total Investments at Value $62,404,777
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $5,153 $1,247 $200 $4,598 649 8.0%
Total Affiliated Registered Investment
Companies 5,153 4,598 8.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 2,275 34,105 33,452 2,928 293 5.1
Total Affiliated Short-Term Investments 2,275 2,928 5.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,343 50,954 50,701 3,596 3,596 6.2
Total Collateral Held for Securities Loaned 3,343 3,596 6.2
Total Value $10,771 $11,122
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($68) ($1,534) $ – $221
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% – – – 26
Total Income/Non Income Cash from Affiliated
Investments $247
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 36
Total Affiliated Income from Securities Loaned, Net $36
Total Value ($68) ($1,534) $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 12 .6% )
a
Value
Basic Materials (1.7%)
Flexsys Holdings, Inc., Term Loan
$ 532,325
8.365%,  (LIBOR 1M +
5.250%), 11/1/2028
b
$ 476,431
Grinding Media, Inc., Term Loan
529,650
7.509%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
471,388
Groupe Solmax, Inc., Term Loan
311,842
8.392%,  (LIBOR 3M +
4.750%), 7/23/2028
b
275,201
Herens US Holdco Corporation,
Term Loan
237,014
7.674%,  (LIBOR 3M +
4.000%), 7/3/2028
b
210,349
Hyperion Materials &
Technologies, Inc., Term Loan
162,770
7.570%,  (LIBOR 3M +
4.500%), 8/30/2028
b
151,376
Innophos Holdings, Inc., Term
Loan
302,250
6.365%,  (LIBOR 1M +
3.250%), 2/7/2027
b,c
292,049
Lummus Technology Holdings V,
LLC, Term Loan
309,296
6.615%,  (LIBOR 1M +
3.500%), 6/30/2027
b
279,527
Natgasoline, LLC, Term Loan
360,938
6.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
344,695
Spectrum Group Buyer, Inc., Term
Loan
366,000
9.440%,  (TSFR1M +
6.500%), 5/19/2028
b
351,016
Venator Finance SARL, Term Loan
378,036
6.115%,  (LIBOR 1M +
3.000%), 8/8/2024
b
327,474
Total 3,179,506
Capital Goods (1.7%)
AZZ, Inc., Term Loan
79,416
7.133%,  (TSFR1M +
4.250%), 5/13/2029
b
77,166
BW Holding, Inc., Term Loan
326,804
7.003%,  (LIBOR 1M +
4.000%), 12/14/2028
b,c
300,660
CP Atlas Buyer, Inc., Term Loan
389,179
6.615%,  (LIBOR 1M +
3.750%), 11/23/2027
b
337,418
EnergySolutions, LLC, Term Loan
261,130
7.424%,  (LIBOR 3M +
3.750%), 5/11/2025
b
241,138
Foley Products Company, LLC,
Term Loan
264,647
8.453%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
250,091
LABL, Inc., Term Loan
101,731
8.115%,  (LIBOR 1M +
5.000%), 10/29/2028
b
91,479
LRS Holdings, LLC, Term Loan
204,455
7.365%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
193,210
LTR Intermediate Holdings, Inc.,
Term Loan
165,741
8.174%,  (LIBOR 3M +
4.500%), 5/7/2028
b
150,548
Principal
Amount Bank Loans (12.6%)
a
Value
Capital Goods (1.7%) - continued
Mauser Packaging Solutions
Holding Company, Term Loan
$ 425,569
5.814%,  (LIBOR 1M +
3.250%), 4/3/2024
b
$ 395,515
Pactiv Evergreen Group Holdings,
Inc., Term Loan
206,325
6.365%,  (LIBOR 1M +
3.250%), 2/5/2026
b
197,003
Secure Acquisition, Inc., Delayed
Draw
27,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
25,245
Secure Acquisition, Inc., Term
Loan
184,075
8.674%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
172,110
Smyrna Ready Mix Concrete, LLC,
Term Loan
239,400
7.384%,  (TSFR1M +
4.250%), 4/1/2029
b,c
228,029
TricorBraun Holdings, Inc., Term
Loan
592,680
6.365%,  (LIBOR 1M +
3.250%), 3/3/2028
b
555,489
Total 3,215,101
Communications Services (2.8%)
Allen Media, LLC, Term Loan
123,276
9.203%,  (LIBOR 3M +
5.500%), 2/10/2027
b
106,172
Clear Channel Outdoor Holdings,
Inc., Term Loan
459,717
6.306%,  (LIBOR 3M +
3.500%), 8/21/2026
b
409,290
CMG Media Corporation, Term
Loan
623,887
6.615%,  (LIBOR 1M +
3.500%), 12/17/2026
b
582,817
Crown Subsea Communications
Holding, Inc., Term Loan
420,719
7.314%,  (LIBOR 1M +
4.750%), 4/27/2027
b
404,942
DIRECTV Financing, LLC, Term
Loan
546,000
8.115%,  (LIBOR 1M +
5.000%), 8/2/2027
b
507,305
Gogo Intermediate Holdings, LLC,
Term Loan
449,313
6.556%,  (LIBOR 3M +
3.750%), 4/30/2028
b
435,047
Gridiron Fiber Corporation, Term
Loan
153,230
8.174%,  (LIBOR 3M +
4.500%), 10/4/2028
b
138,578
iHeartCommunications, Inc., Term
Loan
320,155
6.115%,  (LIBOR 1M +
3.000%), 5/1/2026
b
300,030
Metronet Systems Holdings, LLC,
Term Loan
257,862
6.615%,  (LIBOR 1M +
3.750%), 6/2/2028
b
241,745
NEP Group, Inc., Term Loan
601,623
6.365%,  (LIBOR 1M +
3.250%), 10/20/2025
b
553,494

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (12.6%)
a
Value
Communications Services (2.8%) - continued
$ 77,000
10.115%,  (LIBOR 1M +
7.000%), 10/19/2026
b
$ 69,377
ORBCOMM, Inc., Term Loan
133,650
7.343%,  (LIBOR 1M +
4.250%), 9/1/2028
b
122,067
Voyage Digital NZ/US, Term Loan
266,000
7.263%,  (SOFRRATE +
4.500%), 5/13/2029
b,c
258,353
Xplornet Communications, Inc.,
Term Loan
282,150
7.115%,  (LIBOR 1M +
4.000%), 10/1/2028
b
247,516
245,000
10.115%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
212,537
Zayo Group Holdings, Inc., Term
Loan
877,428
6.115%,  (LIBOR 1M +
3.000%), 3/9/2027
b
730,573
Total 5,319,843
Consumer Cyclical (1.4%)
American Trailer World
Corporation, Term Loan
277,889
6.884%,  (LIBOR 1M +
3.750%), 3/3/2028
b
251,373
CNT Holdings I Corporation, Term
Loan
315,200
6.248%,  (LIBOR 1M +
3.500%), 11/8/2027
b
299,721
90,000
9.498%,  (LIBOR 1M +
6.750%), 11/6/2028
b
84,825
Great Canadian Gaming
Corporation, Term Loan
90,000
7.602%,  (LIBOR 3M +
4.000%), 11/1/2026
b
85,725
HRNI Holdings, LLC, Term Loan
189,625
7.365%,  (LIBOR 1M +
4.250%), 12/10/2028
b
179,670
PetSmart, LLC, Term Loan
752,400
6.870%,  (LIBOR 1M +
3.750%), 2/12/2028
b
710,393
Staples, Inc., Term Loan
165,990
7.282%,  (LIBOR 3M +
4.500%), 9/12/2024
b
155,098
297,437
7.782%,  (LIBOR 3M +
5.000%), 4/12/2026
b
260,132
Tenneco, Inc., Term Loan
568,034
6.115%,  (LIBOR 1M +
3.000%), 10/1/2025
b
558,451
Total 2,585,388
Consumer Non-Cyclical (1.7%)
AI Aqua Merger Sub, Inc., Term
Loan
106,608
6.346%,  (TSFR1M +
3.750%), 7/30/2028
b
98,813
Alltech, Inc., Term Loan
217,357
7.115%,  (LIBOR 1M +
4.000%), 10/15/2028
b
207,939
Blue Ribbon, LLC, Term Loan
142,500
8.564%,  (LIBOR 1M +
6.000%), 5/7/2028
b
121,303
Principal
Amount Bank Loans (12.6%)
a
Value
Consumer Non-Cyclical (1.7%) - continued
Chobani, LLC, Term Loan
$ 245,000
6.615%,  (LIBOR 1M +
3.500%), 10/23/2027
b
$ 222,492
City Brewing Company, LLC, Term
Loan
344,853
6.185%,  (LIBOR 1M +
3.500%), 4/5/2028
b
267,837
Del Monte Foods, Inc., Term Loan
100,000
7.368%,  (SOFRRATE +
4.250%), 5/16/2029
b
95,583
Gainwell Acquisition Corporation,
Term Loan
522,030
7.674%,  (LIBOR 3M +
4.000%), 10/1/2027
b
496,320
Global Medical Response, Inc.,
Term Loan
161,941
7.365%,  (LIBOR 1M +
4.250%), 3/14/2025
b
139,848
1,232,456
6.814%,  (LIBOR 1M +
4.250%), 10/2/2025
b
1,065,458
Mamba Purchaser, Inc., Term Loan
50,000
9.552%,  (LIBOR 1M +
6.500%), 10/14/2029
b
47,250
Packaging Coordinators Midco,
Inc., Term Loan
202,940
7.424%,  (LIBOR 3M +
3.750%), 11/30/2027
b
192,454
Pegasus Bidco BV, Term Loan
127,000
6.962%,  (TSFR1M +
4.250%), 7/12/2029
b
121,073
Sharp Services, LLC, Term Loan
70,645
7.674%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
66,406
Total 3,142,776
Energy (0.3%)
GIP II Blue Holding, LP, Term Loan
317,751
8.174%,  (LIBOR 3M +
4.500%), 9/29/2028
b
312,349
GIP III Stetson I, LP, Term Loan
209,521
7.365%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
199,439
Total 511,788
Financials (0.8%)
Asurion, LLC, Term Loan
206,325
6.365%,  (LIBOR 1M +
3.250%), 12/23/2026
b
174,474
669,800
6.365%,  (LIBOR 1M +
3.250%), 7/31/2027
b
563,637
415,000
8.365%,  (LIBOR 1M +
5.250%), 2/3/2028
b
311,250
Novae, LLC, Term Loan
398,497
7.677%,  (SOFRRATE +
5.000%), 12/22/2028
b
368,610
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
100,000
10.653%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
92,500
Total 1,510,471

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (12.6%)
a
Value
Technology (1.0%)
CommScope, Inc., Term Loan
$ 766,300
6.365%,  (LIBOR 1M +
3.250%), 4/4/2026
b
$ 705,954
Rackspace Technology Global,
Inc., Term Loan
911,125
5.617%,  (LIBOR 3M +
2.750%), 2/9/2028
b
645,951
Redstone Holdco 2 LP, Term Loan
269,212
7.533%,  (LIBOR 3M +
4.750%), 4/27/2028
b
198,409
155,053
10.519%,  (LIBOR 3M +
7.750%), 8/6/2029
b
122,590
Venga Finance SARL, Term Loan
206,000
7.820%,  (LIBOR 3M +
4.750%), 7/1/2029
b,c
189,520
Total 1,862,424
Transportation (1.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
870,000
7.460%,  (LIBOR 3M +
4.750%), 4/20/2028
b
841,290
Hertz Corporation, Term Loan
74,062
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
69,943
14,135
6.370%,  (LIBOR 1M +
3.250%), 6/30/2028
b
13,348
Mileage Plus Holdings, LLC, Term
Loan
318,250
8.777%,  (LIBOR 3M +
5.250%), 6/20/2027
b
318,988
Rinchem Company, LLC, Term
Loan
66,833
8.153%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
63,742
SkyMiles IP, Ltd., Term Loan
420,000
6.460%,  (LIBOR 3M +
3.750%), 10/20/2027
b
420,328
United Airlines, Inc., Term Loan
280,725
6.533%,  (LIBOR 3M +
3.750%), 4/21/2028
b
267,430
Total 1,995,069
Utilities (0.1%)
Osmose Utilities Services, Inc.,
Term Loan
59,400
6.365%,  (LIBOR 1M +
3.250%), 6/22/2028
b
54,351
PG&E Corporation, Term Loan
257,561
6.125%,  (LIBOR 1M +
3.000%), 6/23/2025
b
245,842
Total 300,193
Total Bank Loans
(cost $25,878,367) 23,622,559
Principal
Amount Long-Term Fixed Income ( 70 .2% ) Value
Asset-Backed Securities (9.5%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
182,682
262,321
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
243,044
Principal
Amount Long-Term Fixed Income (70.2%) Value
Asset-Backed Securities (9.5%) - continued
$ 275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
$ 248,516
522 Funding CLO, Ltd.
375,000
5.110%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
351,434
Affirm Asset Securitization Trust
350,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
c,f
337,928
Amur Equipment Finance
Receivables XI, LLC
350,000
5.300%,  6/21/2028, Ser.
2022-2A, Class A2
f
347,884
Anchorage Capital CLO 16, Ltd.
450,000
5.138%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
406,755
Anchorage Capital CLO 21, Ltd.
400,000
5.110%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
362,910
Ares XL CLO, Ltd.
325,000
5.312%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
289,234
Babson CLO, Ltd.
500,000
5.610%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
451,881
Bankers Healthcare Group
Securitization Trust
350,000
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
349,125
Barings CLO, Ltd.
350,000
5.860%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
315,154
Benefit Street Partners CLO II, Ltd.
300,000
4.412%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
282,596
Benefit Street Partners CLO, Ltd.
400,000
4.662%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
363,719
Business Jet Securities, LLC
97,489
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
88,916
429,036
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
395,862
CarVal CLO VIII-C, Ltd.
450,000
6.722%,  (TSFR3M +
3.000%), 10/20/2035, Ser.
2022-2A, Class B1
b,e,f
450,000
CarVal CLO, Ltd.
300,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
277,100
College Avenue Student Loans,
LLC
92,974
4.734%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
*,b
91,589

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Asset-Backed Securities (9.5%) - continued
Dewolf Park CLO, Ltd.
$ 350,000
5.362%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
$ 312,050
Dryden 36 Senior Loan Fund
275,000
4.562%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
259,493
Education Funding Trust
265,136
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
245,771
FirstKey Homes Trust
700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
622,598
Galaxy XIX CLO, Ltd.
475,000
4.633%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
431,222
GMAC Mortgage Corporation
Loan Trust
26,289
3.584%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
13,835
GSAA Home Equity Trust
76,740
4.520%,  8/25/2034, Ser.
2004-10, Class M2
g
66,666
Harley Marine Financing, LLC
237,730
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
231,718
Home Equity Asset Trust
253,370
4.404%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
242,928
Long Beach Mortgage Loan Trust
303,965
4.584%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
289,675
Longfellow Place CLO, Ltd.
400,000
4.812%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
384,363
Madison Park Funding XVIII, Ltd.
450,000
4.632%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
420,480
Madison Park Funding XXI, Ltd.
400,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
368,879
Mountain View CLO, Ltd.
425,000
5.090%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
400,238
Neuberger Berman CLO, Ltd.
425,000
5.512%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
380,664
OCP CLO, Ltd.
450,000
4.512%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
409,479
Principal
Amount Long-Term Fixed Income (70.2%) Value
Asset-Backed Securities (9.5%) - continued
OZLM IX, Ltd.
$ 550,000
4.260%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
$ 517,804
Pagaya AI Technology in Housing
Trust
300,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
277,627
Palmer Square Loan Funding, Ltd.
200,000
4.384%,  (LIBOR 3M +
1.400%), 5/20/2029, Ser.
2021-2A, Class B
b,f
184,993
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
207,652
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
207,303
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
217,927
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
315,836
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
87,726
Saxon Asset Securities Trust
120,405
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
b
100,218
Sculptor CLO, Ltd.
425,000
5.110%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
384,375
Shackleton CLO, Ltd.
250,000
4.910%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
224,180
Sound Point CLO XXI, Ltd.
700,000
4.216%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
655,683
Sound Point CLO, Ltd.
450,000
4.960%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
403,407
Stratus CLO, Ltd.
450,000
5.210%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
392,177
TCI-Flatiron CLO, Ltd.
450,000
4.581%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
416,032
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
94,205
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
300,521
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
346,777

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Asset-Backed Securities (9.5%) - continued
$ 450,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
$ 367,084
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
171,898
325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
276,641
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
226,040
Whitebox CLO III, Ltd.
450,000
4.712%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
404,742
Wind River CLO, Ltd.
200,000
4.710%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
185,629
Total 17,882,865
Basic Materials (1.9%)
Alcoa Nederland Holding BV
200,000 5.500%,  12/15/2027
f
186,530
Anglo American Capital plc
63,000 3.875%,  3/16/2029
f
54,137
Avient Corporation
49,000 7.125%,  8/1/2030
f
45,224
Cascades USA, Inc.
85,000 5.125%,  1/15/2026
f
76,954
Chemours Company
169,000 5.750%,  11/15/2028
f
138,228
Cleveland-Cliffs, Inc.
122,000 5.875%,  6/1/2027 109,787
110,000 4.625%,  3/1/2029
f,i
92,400
Consolidated Energy Finance SA
229,000 5.625%,  10/15/2028
f
183,704
Ecolab, Inc.
58,000 2.125%,  2/1/2032 45,793
EverArc Escrow Sarl
121,000 5.000%,  10/30/2029
f
97,677
First Quantum Minerals, Ltd.
268,000 6.875%,  10/15/2027
f
241,200
Freeport-McMoRan, Inc.
133,000 4.625%,  8/1/2030 116,538
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
f
58,683
Hecla Mining Company
45,000 7.250%,  2/15/2028 41,746
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
f
112,236
Ingevity Corporation
227,000 3.875%,  11/1/2028
f
187,680
LYB International Finance III, LLC
58,000 1.250%,  10/1/2025 50,963
Mercer International, Inc.
135,000 5.125%,  2/1/2029 107,579
Methanex Corporation
143,000 4.250%,  12/1/2024 137,116
Mosaic Company
95,000 4.050%,  11/15/2027 88,403
Novelis Corporation
75,000 3.250%,  11/15/2026
f
62,605
40,000 4.750%,  1/30/2030
f
32,800
50,000 3.875%,  8/15/2031
f
37,296
Principal
Amount Long-Term Fixed Income (70.2%) Value
Basic Materials (1.9%) - continued
Nutrien, Ltd.
$ 84,000 4.000%,  12/15/2026 $ 79,644
OCI NV
98,000 4.625%,  10/15/2025
f
91,040
Olin Corporation
250,000 5.125%,  9/15/2027 225,905
SCIL USA Holdings, LLC
149,000 5.375%,  11/1/2026
f
115,103
Sherwin-Williams Company
43,000 4.250%,  8/8/2025 41,971
SPCM SA
134,000 3.375%,  3/15/2030
f
104,607
SunCoke Energy, Inc.
154,000 4.875%,  6/30/2029
f
118,736
Taseko Mines, Ltd.
110,000 7.000%,  2/15/2026
f
87,450
Unifrax Escrow Issuer Corporation
119,000 5.250%,  9/30/2028
f
91,391
United States Steel Corporation
224,000 6.875%,  3/1/2029
i
203,582
Westlake Corporation
42,000 3.600%,  8/15/2026 39,057
Total 3,503,765
Capital Goods (3.4%)
Advanced Drainage Systems, Inc.
130,000 6.375%,  6/15/2030
f
125,950
AECOM
285,000 5.125%,  3/15/2027 265,992
Amsted Industries, Inc.
120,000 5.625%,  7/1/2027
f
110,400
ARD Finance SA
48,000 6.500%,  6/30/2027
f
32,866
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
200,000 5.250%,  8/15/2027
f
125,146
109,000 5.250%,  8/15/2027
f
68,205
Boeing Company
41,000 1.950%,  2/1/2024 39,337
94,000 4.875%,  5/1/2025 91,717
61,000 2.196%,  2/4/2026 54,134
63,000 3.250%,  3/1/2028 54,540
93,000 5.150%,  5/1/2030 86,029
Bombardier, Inc.
129,000 7.125%,  6/15/2026
f
118,315
154,000 7.875%,  4/15/2027
f
141,680
110,000 6.000%,  2/15/2028
f
92,034
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
f
68,000
Canpack SA/Canpack US LLC
230,000 3.125%,  11/1/2025
f
200,025
Carrier Global Corporation
85,000 2.722%,  2/15/2030 70,162
Clydesdale Acquisition Holdings,
Inc.
21,000 6.625%,  4/15/2029
f
19,109
41,000 8.750%,  4/15/2030
f
33,908
CNH Industrial Capital, LLC
25,000 1.950%,  7/2/2023 24,469
Cornerstone Building Brands, Inc.
105,000 6.125%,  1/15/2029
f
58,590
Covert Mergeco, Inc.
86,000 4.875%,  12/1/2029
f
69,510

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Capital Goods (3.4%) - continued
CP Atlas Buyer, Inc.
$ 125,000 7.000%,  12/1/2028
f,i
$ 93,115
Crown Cork & Seal Company, Inc.
123,000 7.375%,  12/15/2026 123,000
General Electric Capital
Corporation
63,000 6.750%,  3/15/2032 68,070
General Electric Company
133,000
6.623%,  (LIBOR 3M +
3.330%), 12/15/2022
b,j
124,379
GFL Environmental, Inc.
103,000 4.000%,  8/1/2028
f
85,848
220,000 3.500%,  9/1/2028
f
185,528
Greenbrier Companies, Inc.,
Convertible
46,000 2.875%,  4/15/2028 36,087
H&E Equipment Services, Inc.
230,000 3.875%,  12/15/2028
f
180,550
Herc Holdings, Inc.
130,000 5.500%,  7/15/2027
f
117,000
Howmet Aerospace, Inc.
72,000 6.875%,  5/1/2025 72,525
317,000 3.000%,  1/15/2029 258,976
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 55,589
Itron, Inc., Convertible
66,000 Zero Coupon,  3/15/2026 51,546
JELD-WEN, Inc.
56,000 4.625%,  12/15/2025
f
45,360
John Deere Capital Corporation
90,000 2.800%,  7/18/2029 78,728
42,000 3.900%,  6/7/2032 38,531
Kaman Corporation, Convertible
20,000 3.250%,  5/1/2024 18,770
KBR, Inc., Convertible
62,000 2.500%,  11/1/2023 107,756
Mauser Packaging Solutions
Holding Company
95,000 5.500%,  4/15/2024
f
90,250
172,000 7.250%,  4/15/2025
f
151,303
MIWD Holdco II, LLC
160,000 5.500%,  2/1/2030
f
118,499
Nesco Holdings II, Inc.
145,000 5.500%,  4/15/2029
f
120,856
New Enterprise Stone and Lime
Company, Inc.
176,000 5.250%,  7/15/2028
f
145,468
OI European Group BV
179,000 4.750%,  2/15/2030
f
142,305
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 65,676
Owens-Brockway Glass Container,
Inc.
57,000 5.875%,  8/15/2023
f
56,287
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
f
82,694
Parker-Hannifin Corporation
42,000 2.700%,  6/14/2024 40,433
Patrick Industries, Inc., Convertible
43,000 1.000%,  2/1/2023 42,057
26,000 1.750%,  12/1/2028
f
18,818
PGT Innovations, Inc.
136,000 4.375%,  10/1/2029
f
111,561
Principal
Amount Long-Term Fixed Income (70.2%) Value
Capital Goods (3.4%) - continued
Raytheon Technologies
Corporation
$ 99,000 4.125%,  11/16/2028 $ 92,497
Republic Services, Inc.
42,000 3.950%,  5/15/2028 39,302
SRM Escrow Issuer, LLC
245,000 6.000%,  11/1/2028
f
199,121
Sunpower Corporation,
Convertible
48,000 4.000%,  1/15/2023 52,176
Textron, Inc.
63,000 3.650%,  3/15/2027 57,874
Titan Acquisition, Ltd.
45,000 7.750%,  4/15/2026
f
35,569
TransDigm, Inc.
145,000 6.250%,  3/15/2026
f
140,650
418,000 5.500%,  11/15/2027 363,535
United Rentals North America, Inc.
177,000 4.875%,  1/15/2028 162,281
100,000 4.000%,  7/15/2030 82,609
Victors Merger Corporation
71,000 6.375%,  5/15/2029
f
42,502
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 19,256
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
f
48,319
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
f
186,096
Total 6,399,470
Collateralized Mortgage Obligations (7.2%)
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
419,984
Banc of America Alternative Loan
Trust
103,937
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 88,606
Banc of America Mortgage
Securities Trust
107,043
2.979%,  9/25/2035, Ser.
2005-H, Class 3A1
b
98,621
Bear Stearns Adjustable Rate
Mortgage Trust
92,667
1.985%,  1/25/2034, Ser.
2003-8, Class 5A
b
79,852
27,713
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
26,587
ChaseFlex Trust
162,674
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 132,122
CHL Mortgage Pass-Through Trust
58,824
2.900%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
58,013
71,465
6.000%,  4/25/2037, Ser.
2007-3, Class A18 38,977
CHNGE Mortgage Trust
275,641
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
255,026
290,793
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
277,895
599,047
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
b,f
575,454

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
$ 400,000
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,f
$ 390,805
Citigroup Mortgage Loan Trust,
Inc.
324,662
3.001%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
282,556
Colony American Finance, Ltd.
300,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
270,775
Countrywide Alternative Loan Trust
89,228
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 75,337
140,510
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 103,771
51,903
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 37,995
33,965
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 27,105
Countrywide Home Loan
Mortgage Pass Through Trust
80,058
2.488%,  11/25/2035, Ser.
2005-22, Class 2A1
b
69,365
Credit Suisse Mortgage Trust
300,000
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
292,811
233,964
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
199,220
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
121,503
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 108,263
Federal Home Loan Mortgage
Corporation
394,646
3.500%,  8/15/2035, Ser.
345, Class C8
k
46,023
Federal Home Loan Mortgage
Corporation - REMIC
123,993
4.000%,  1/25/2051, Ser.
5249, Class LA 119,900
3,550,724
1.500%,  12/25/2050, Ser.
5107, Class IO
k
309,636
277,611
3.000%,  5/15/2027, Ser.
4046, Class GI
k
11,698
243,452
3.000%,  7/15/2027, Ser.
4084, Class NI
k
11,533
339,152
3.500%,  10/15/2032, Ser.
4119, Class KI
k
37,974
440,653
3.000%,  4/15/2033, Ser.
4203, Class DI
k
27,184
Federal National Mortgage
Association - REMIC
193,762
4.500%,  6/25/2052, Ser.
2022-43, Class MA 189,817
370,036
4.000%,  7/25/2052, Ser.
2022-37, Class PE 356,300
196,883
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
8,453
332,182
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
12,957
457,470
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
16,792
757,218
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
39,789
Principal
Amount Long-Term Fixed Income (70.2%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
$ 434,875
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
$ 18,470
194,491
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
8,602
569,030
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
24,162
795,986
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
33,310
373,321
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
17,987
397,638
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
15,154
326,328
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
30,747
275,000
4.500%,  1/25/2046, Ser.
2022-68, Class BA
c
269,854
First Horizon Alternative Mortgage
Securities Trust
38,678
3.329%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
35,400
Flagstar Mortgage Trust
320,939
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
b,f
269,342
578,552
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
b,f
459,429
259,344
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
223,765
FWD Securitization Trust
118,967
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
112,557
GCAT Trust
423,233
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
404,543
Genworth Mortgage Insurance
Corporation
334,518
4.181%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
331,923
GMAC Mortgage Corporation
Loan Trust
44,448
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
40,198
2,886
3.616%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
2,688
Home RE, Ltd.
200,000
5.781%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
193,783
IndyMac IMJA Mortgage Loan
Trust
81,159
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 39,067
IndyMac INDA Mortgage Loan
Trust
559,295
3.403%,  8/25/2036, Ser.
2006-AR1, Class A1
b
465,478
J.P. Morgan Mortgage Trust
227,180
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
177,078
40,739
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 39,835
39,091
3.383%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
37,119

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
Legacy Mortgage Asset Trust
$ 276,103
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
$ 269,243
LHOME Mortgage Trust
500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
473,963
MASTR Alternative Loans Trust
60,114
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 48,260
Merrill Lynch Alternative Note
Asset Trust
166,543
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 71,113
MortgageIT Trust
562,526
3.544%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
518,142
New York Mortgage Trust
96,141
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
92,430
Oaktown Re VII, Ltd.
200,000
3.881%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
196,360
Onslow Bay Mortgage Loan Trust
346,587
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
332,326
Preston Ridge Partners Mortgage
Trust, LLC
350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
318,060
Radnor RE 2022-1, Ltd.
400,000
5.933%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
398,390
Radnor Re, Ltd.
400,000
5.784%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
396,930
Residential Accredit Loans, Inc.
Trust
145,368
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 120,923
59,403
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 47,645
65,806
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 54,806
Residential Asset Securitization
Trust
311,474
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 286,587
ROC Securities Trust Series
600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
561,515
Starwood Mortgage Residential
Trust
112,784
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
112,355
Toorak Mortgage Corporation, Ltd.
284,346
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
282,605
Principal
Amount Long-Term Fixed Income (70.2%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
Verus Securitization Trust
$ 419,460
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
$ 344,078
251,724
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
211,385
Washington Mutual Mortgage
Pass-Through Certificates
97,886
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 79,995
Total 13,564,798
Commercial Mortgage-Backed Securities (1.2%)
BANK 2021-BNK36
200,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 160,685
BANK 2021-BNK37
375,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
304,674
BANK 2022-BNK39
3,995,177
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,k
118,475
325,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 270,506
BBCMS Mortgage Trust
1,640,174
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,k
72,893
450,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
375,381
250,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
221,347
2,000,000
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,k
164,986
200,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 163,543
BFLD Trust
325,000
4.518%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
308,702
Total 2,161,192
Communications Services (4.8%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
123,000 10.500%,  2/15/2028
f
60,885
Altice Financing SA
60,000 5.750%,  8/15/2029
f
45,913
Altice France SA
45,000 8.125%,  2/1/2027
f
40,219
176,000 5.125%,  7/15/2029
f
131,491
119,000 5.500%,  10/15/2029
f
89,534
AMC Networks, Inc.
104,000 4.750%,  8/1/2025 92,927
American Tower Corporation
49,000 3.375%,  5/15/2024 47,708
84,000 4.400%,  2/15/2026 81,665
41,000 1.450%,  9/15/2026 34,952
63,000 3.800%,  8/15/2029 55,265
AT&T, Inc.
123,000 4.300%,  2/15/2030 112,382
Cable One, Inc., Convertible
88,000 1.125%,  3/15/2028 63,360
CCO Holdings, LLC
77,000 5.500%,  5/1/2026
f
72,957

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Communications Services (4.8%) - continued
$ 190,000 5.125%,  5/1/2027
f
$ 171,475
136,000 6.375%,  9/1/2029
f
124,862
269,000 4.750%,  3/1/2030
f
218,226
290,000 4.750%,  2/1/2032
f
225,846
133,000 4.250%,  1/15/2034
f
95,199
Cengage Learning, Inc.
155,000 9.500%,  6/15/2024
f,i
145,312
Charter Communications
Operating, LLC
60,000 4.500%,  2/1/2024 59,304
59,000 4.908%,  7/23/2025 57,534
63,000 5.050%,  3/30/2029 57,986
Clear Channel Worldwide
Holdings, Inc.
121,000 5.125%,  8/15/2027
f
102,213
119,000 7.750%,  4/15/2028
f
89,845
Comcast Corporation
50,000 2.350%,  1/15/2027 44,839
105,000 3.400%,  4/1/2030 92,349
Consolidated Communications,
Inc.
128,000 5.000%,  10/1/2028
f
89,014
Crown Castle International
Corporation
71,000 2.900%,  3/15/2027 63,022
CSC Holdings, LLC
149,000 5.375%,  2/1/2028
f
130,002
145,000 6.500%,  2/1/2029
f
127,962
229,000 4.125%,  12/1/2030
f
171,109
Cumulus Media New Holdings,
Inc.
59,000 6.750%,  7/1/2026
f
49,769
Deutsche Telekom International
Finance BV
43,000 8.750%,  6/15/2030 49,265
DIRECTV Holdings, LLC
183,000 5.875%,  8/15/2027
f
157,766
DISH DBS Corporation
65,000 5.250%,  12/1/2026
f
53,251
53,000 7.375%,  7/1/2028 35,687
92,000 5.750%,  12/1/2028
f
69,528
77,000 5.125%,  6/1/2029 45,237
Entercom Media Corporation
186,000 6.500%,  5/1/2027
f
45,570
Frontier Communications
Corporation
58,000 6.750%,  5/1/2029
f
47,850
Frontier Communications
Holdings, LLC
157,000 5.875%,  10/15/2027
f
140,708
38,000 8.750%,  5/15/2030
f
38,024
GCI, LLC
185,000 4.750%,  10/15/2028
f
153,597
Gray Escrow II, Inc.
275,000 5.375%,  11/15/2031
f
215,717
Gray Television, Inc.
115,000 4.750%,  10/15/2030
f
86,186
Hughes Satellite Systems
Corporation
60,000 6.625%,  8/1/2026 54,449
iHeartCommunications, Inc.
140,000 4.750%,  1/15/2028
f
116,690
Iliad Holding SASU
179,000 6.500%,  10/15/2026
f
156,518
Principal
Amount Long-Term Fixed Income (70.2%) Value
Communications Services (4.8%) - continued
LCPR Senior Secured Financing
DAC
$ 103,000 6.750%,  10/15/2027
f
$ 85,490
Level 3 Financing, Inc.
181,000 4.625%,  9/15/2027
f
149,792
230,000 4.250%,  7/1/2028
f
179,402
Lumen Technologies, Inc.
112,000 5.125%,  12/15/2026
f
96,366
Magallanes, Inc.
47,000 3.638%,  3/15/2025
f
44,510
68,000 4.054%,  3/15/2029
f
58,731
46,000 4.279%,  3/15/2032
f
37,843
Meta Platforms, Inc.
43,000 3.500%,  8/15/2027
f
40,210
Netflix, Inc.
46,000 5.875%,  2/15/2025 45,962
100,000 4.875%,  4/15/2028 93,592
82,000 5.875%,  11/15/2028 80,014
NTT Finance Corporation
51,000 1.162%,  4/3/2026
f
44,549
Omnicom Group, Inc.
63,000 4.200%,  6/1/2030 57,183
Paramount Global
85,000 6.375%,  3/30/2062
b
73,431
41,000 4.750%,  5/15/2025 40,309
Playtika Holding Corporation
129,000 4.250%,  3/15/2029
f
103,166
Radiate Holdco, LLC
65,000 6.500%,  9/15/2028
f
45,338
Rogers Communications, Inc.
70,000 5.250%,  3/15/2082
b,f
60,953
Scripps Escrow II, Inc.
56,000 3.875%,  1/15/2029
f
44,643
55,000 5.375%,  1/15/2031
f,i
41,664
Scripps Escrow, Inc.
100,000 5.875%,  7/15/2027
f
87,000
Sinclair Television Group, Inc.
246,000 5.500%,  3/1/2030
f
176,798
Sirius XM Radio, Inc.
145,000 5.000%,  8/1/2027
f
133,038
165,000 4.000%,  7/15/2028
f
140,346
30,000 4.125%,  7/1/2030
f
24,385
Sprint Capital Corporation
251,000 6.875%,  11/15/2028 257,903
200,000 8.750%,  3/15/2032 231,750
Sprint Corporation
444,000 7.625%,  2/15/2025 455,134
Take-Two Interactive Software, Inc.
90,000 3.300%,  3/28/2024 87,721
TEGNA, Inc.
211,000 4.625%,  3/15/2028 194,806
Telesat Canada
70,000 4.875%,  6/1/2027
f
32,875
25,000 6.500%,  10/15/2027
f
9,250
T-Mobile USA, Inc.
50,000 3.500%,  4/15/2025 47,788
84,000 3.875%,  4/15/2030 74,509
20,000 2.875%,  2/15/2031 16,117
Twitter, Inc.
31,000 3.875%,  12/15/2027
f
29,069
Twitter, Inc., Convertible
123,000 Zero Coupon,  3/15/2026 112,597

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Communications Services (4.8%) - continued
United States Cellular Corporation
$ 125,000 6.700%,  12/15/2033 $ 112,536
Uniti Fiber Holdings, Inc.,
Convertible
21,000 4.000%,  6/15/2024
f
19,359
Uniti Group, LP
35,000 4.750%,  4/15/2028
f
27,649
Univision Communications, Inc.
201,000 6.625%,  6/1/2027
f
189,686
Verizon Communications, Inc.
84,000 2.100%,  3/22/2028 70,914
63,000 3.150%,  3/22/2030 53,587
42,000 2.550%,  3/21/2031 33,534
94,000 2.355%,  3/15/2032 72,082
Viasat, Inc.
35,000 6.500%,  7/15/2028
f
23,275
Vodafone Group plc
48,000 7.000%,  4/4/2079
b
45,677
VTR Finance NV
80,000 6.375%,  7/15/2028
f
44,200
VZ Secured Financing BV
207,000 5.000%,  1/15/2032
f
154,649
Walt Disney Company
42,000 3.800%,  3/22/2030 38,188
YPSO Finance BIS SA
62,000 10.500%,  5/15/2027
f
48,562
Zayo Group Holdings, Inc.
82,000 4.000%,  3/1/2027
f
65,801
Total 9,045,102
Consumer Cyclical (6.0%)
1011778 B.C., ULC
205,000 4.375%,  1/15/2028
f
177,633
Allied Universal Holdco, LLC
60,000 6.625%,  7/15/2026
f
53,475
190,000 4.625%,  6/1/2028
f
146,361
109,000 6.000%,  6/1/2029
f
70,346
Allison Transmission, Inc.
27,000 4.750%,  10/1/2027
f
23,778
190,000 3.750%,  1/30/2031
f
145,652
Amazon.com, Inc.
93,000 3.300%,  4/13/2027 87,803
84,000 1.650%,  5/12/2028 71,350
42,000 1.500%,  6/3/2030 33,133
American Axle & Manufacturing,
Inc.
249,000 6.500%,  4/1/2027
i
211,027
Arko Corporation
88,000 5.125%,  11/15/2029
f
68,640
Ashton Woods USA, LLC
80,000 4.625%,  8/1/2029
f
58,084
30,000 4.625%,  4/1/2030
f
21,484
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 31,450
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 3,395
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
f
85,019
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
f
67,019
Brookfield Residential Properties,
Inc.
225,000 6.250%,  9/15/2027
f
188,872
Principal
Amount Long-Term Fixed Income (70.2%) Value
Consumer Cyclical (6.0%) - continued
Burlington Stores, Inc., Convertible
$ 51,000 2.250%,  4/15/2025 $ 48,450
Caesars Entertainment, Inc.
195,000 6.250%,  7/1/2025
f
187,931
55,000 8.125%,  7/1/2027
f
52,530
136,000 4.625%,  10/15/2029
f
103,915
Carnival Corporation
19,000 10.500%,  2/1/2026
f
18,799
143,000 7.625%,  3/1/2026
f
108,680
274,000 5.750%,  3/1/2027
f
191,951
Cedar Fair, LP
65,000 5.375%,  4/15/2027 60,378
139,000 5.250%,  7/15/2029 119,275
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
f
64,881
Cinemark USA, Inc.
168,000 5.875%,  3/15/2026
f,i
140,478
Clarios Global, LP
55,000 8.500%,  5/15/2027
f
52,497
Cushman & Wakefield US
Borrower, LLC
76,000 6.750%,  5/15/2028
f
70,494
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 19,281
Daimler Finance North America,
LLC
63,000 1.450%,  3/2/2026
f
55,356
Dana, Inc.
155,000 5.625%,  6/15/2028 127,898
Dick's Sporting Goods, Inc.,
Convertible
16,000 3.250%,  4/15/2025 52,216
Empire Communities Corporation
99,000 7.000%,  12/15/2025
f
82,149
Expedia Group, Inc.
72,000 4.625%,  8/1/2027 67,615
73,000 3.250%,  2/15/2030 59,204
Expedia Group, Inc., Convertible
23,000 Zero Coupon,  2/15/2026 19,893
Ford Motor Company
222,000 3.250%,  2/12/2032 159,913
127,000 6.100%,  8/19/2032 111,963
Ford Motor Company, Convertible
116,000 Zero Coupon,  3/15/2026 106,082
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 177,259
220,000 4.134%,  8/4/2025 199,661
384,000 2.700%,  8/10/2026 318,486
80,000 2.900%,  2/10/2029 60,600
Forestar Group, Inc.
97,000 3.850%,  5/15/2026
f
79,784
FTI Consulting, Inc., Convertible
35,000 2.000%,  8/15/2023 57,736
General Motors Company
41,000 6.125%,  10/1/2025 41,018
63,000 6.800%,  10/1/2027 63,668
General Motors Financial
Company, Inc.
80,000 3.950%,  4/13/2024 78,026
38,000 1.200%,  10/15/2024 34,881
81,000 2.900%,  2/26/2025 75,679
41,000 2.750%,  6/20/2025 37,767
44,000 5.700%,  9/30/2030
b,j
37,713

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Consumer Cyclical (6.0%) - continued
Goodyear Tire & Rubber Company
$ 70,000 5.000%,  7/15/2029 $ 57,145
55,000 5.250%,  7/15/2031 44,000
Guitar Center Escrow Issuer II, Inc.
41,000 8.500%,  1/15/2026
f
36,321
Hanesbrands, Inc.
118,000 4.875%,  5/15/2026
f
106,076
Hilton Domestic Operating
Company, Inc.
262,000 4.875%,  1/15/2030 227,940
57,000 3.625%,  2/15/2032
f
43,656
Hilton Grand Vacations Borrower
Escrow, LLC
175,000 5.000%,  6/1/2029
f
141,243
Home Depot, Inc.
68,000 3.250%,  4/15/2032 58,877
Hyundai Capital America
34,000 1.800%,  10/15/2025
f
30,238
63,000 3.000%,  2/10/2027
f
55,946
40,000 2.100%,  9/15/2028
f
31,414
International Game Technology plc
182,000 5.250%,  1/15/2029
f
161,210
Jacobs Entertainment, Inc.
83,000 6.750%,  2/15/2029
f
71,016
KB Home
100,000 4.800%,  11/15/2029 80,508
Kohl's Corporation
39,000 3.375%,  5/1/2031 24,086
L Brands, Inc.
252,000 6.625%,  10/1/2030
f
219,240
30,000 6.875%,  11/1/2035 25,061
Lennar Corporation
20,000 5.875%,  11/15/2024 20,161
41,000 4.750%,  5/30/2025 40,371
Lowe's Companies, Inc.
62,000 4.000%,  4/15/2025 60,744
98,000 4.500%,  4/15/2030 91,617
Macy's Retail Holdings, LLC
120,000 5.875%,  4/1/2029
f
96,300
43,000 6.125%,  3/15/2032
f
32,924
Magic MergerCo, Inc.
100,000 5.250%,  5/1/2028
f
70,198
Marriott International, Inc.
41,000 5.000%,  10/15/2027 39,595
62,000 4.625%,  6/15/2030 56,028
Marriott Vacations Worldwide
Corporation,  Convertible
26,000 Zero Coupon,  1/15/2026 23,892
Mattamy Group Corporation
115,000 5.250%,  12/15/2027
f
95,321
McDonald's Corporation
56,000 3.800%,  4/1/2028 52,602
MGM Resorts International
95,000 6.000%,  3/15/2023 95,029
205,000 5.750%,  6/15/2025 195,912
NCL Corporation, Ltd.
151,000 3.625%,  12/15/2024
f
126,984
62,000 5.875%,  2/15/2027
f
51,615
Nissan Motor Company, Ltd.
70,000 3.043%,  9/15/2023
f
68,051
O'Reilly Automotive, Inc.
63,000 3.900%,  6/1/2029 57,404
Principal
Amount Long-Term Fixed Income (70.2%) Value
Consumer Cyclical (6.0%) - continued
PENN Entertainment, Inc.
$ 170,000 4.125%,  7/1/2029
f
$ 130,127
PetSmart, Inc./PetSmart Finance
Corporation
195,000 4.750%,  2/15/2028
f
166,879
117,000 7.750%,  2/15/2029
f
104,591
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
244,000 5.750%,  4/15/2026
f
229,589
108,000 6.250%,  1/15/2028
f
92,164
Realogy Group, LLC
165,000 5.750%,  1/15/2029
f
119,006
Rite Aid Corporation
55,000 7.500%,  7/1/2025
f
41,845
Royal Caribbean Cruises, Ltd.
229,000 9.125%,  6/15/2023
f
233,008
59,000 11.500%,  6/1/2025
f
62,688
142,000 4.250%,  7/1/2026
f
104,382
143,000 9.250%,  1/15/2029
e,f
140,906
Scientific Games International, Inc.
217,000 7.250%,  11/15/2029
f
201,964
SeaWorld Parks and
Entertainment, Inc.
61,000 5.250%,  8/15/2029
f
50,654
Six Flags Theme Parks, Inc.
38,000 7.000%,  7/1/2025
f
37,984
Staples, Inc.
118,000 7.500%,  4/15/2026
f
99,074
124,000 10.750%,  4/15/2027
f
91,915
Station Casinos, LLC
107,000 4.625%,  12/1/2031
f
80,816
Tapestry, Inc.
45,000 3.050%,  3/15/2032 33,573
Target Corporation
42,000 2.350%,  2/15/2030 35,052
Tenneco, Inc.
160,000 5.000%,  7/15/2026 155,600
Toll Brothers Finance Corporation
62,000 4.350%,  2/15/2028 54,043
Toyota Motor Credit Corporation
41,000 4.400%,  9/20/2024 40,741
63,000 1.900%,  4/6/2028 53,602
50,000 4.450%,  6/29/2029 48,240
Travel + Leisure Company
100,000 6.625%,  7/31/2026
f
93,674
TripAdvisor, Inc.
30,000 7.000%,  7/15/2025
f
29,166
Uber Technologies, Inc.
135,000 6.250%,  1/15/2028
f,i
125,550
Vail Resorts, Inc., Convertible
36,000 Zero Coupon,  1/1/2026 31,343
VICI Properties, LP/VICI Note
Company, Inc.
58,000 4.625%,  6/15/2025
f
54,580
45,000 4.500%,  9/1/2026
f
41,095
202,000 5.750%,  2/1/2027
f
190,341
129,000 3.750%,  2/15/2027
f
112,986
Volkswagen Group of America
Finance, LLC
99,000 4.250%,  11/13/2023
f
97,959
21,000 3.350%,  5/13/2025
f
19,919
Wabash National Corporation
141,000 4.500%,  10/15/2028
f
109,304

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Consumer Cyclical (6.0%) - continued
Walmart, Inc.
$ 84,000 3.950%,  9/9/2027 $ 81,549
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
f
52,742
Yum! Brands, Inc.
192,000 4.750%,  1/15/2030
f
167,791
Total 11,193,795
Consumer Non-Cyclical (4.7%)
1375209 BC, Ltd.
107,000 9.000%,  1/30/2028
f
106,198
AbbVie, Inc.
168,000 3.600%,  5/14/2025 161,258
Albertson's Companies, Inc.
184,000 4.625%,  1/15/2027
f
164,463
188,000 3.500%,  3/15/2029
f
151,528
Altria Group, Inc.
52,000 4.400%,  2/14/2026 50,040
42,000 4.800%,  2/14/2029 38,769
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.000%,  4/13/2028 85,496
84,000 4.750%,  1/23/2029 81,829
Aramark Services, Inc.
189,000 5.000%,  2/1/2028
f
168,344
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 82,363
AstraZeneca plc
85,000 0.700%,  4/8/2026 73,453
Avantor Funding, Inc.
195,000 4.625%,  7/15/2028
f
173,539
B&G Foods, Inc.
59,000 5.250%,  9/15/2027 47,802
BAT Capital Corporation
59,000 3.222%,  8/15/2024 56,773
BAT International Finance plc
41,000 1.668%,  3/25/2026 35,441
Bausch Health Companies, Inc.
55,000 5.500%,  11/1/2025
f,i
43,692
120,000 4.875%,  6/1/2028
f
77,364
191,000 11.000%,  9/30/2028
f
153,755
38,000 14.000%,  10/15/2030
f
20,710
Baxter International, Inc.
45,000 2.539%,  2/1/2032 35,029
Becton, Dickinson and Company
63,000 2.823%,  5/20/2030 52,727
BioMarin Pharmaceutical, Inc.,
Convertible
87,000 1.250%,  5/15/2027 86,400
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 63,535
Bristol-Myers Squibb Company
69,000 2.950%,  3/15/2032 58,947
Bunge, Ltd. Finance Corporation
97,000 2.750%,  5/14/2031 76,303
Callaway Golf Company,
Convertible
45,000 2.750%,  5/1/2026 58,050
Cargill, Inc.
67,000 3.625%,  4/22/2027
f
63,655
42,000 2.125%,  11/10/2031
f
32,819
Central Garden & Pet Company
145,000 4.125%,  10/15/2030 115,416
Principal
Amount Long-Term Fixed Income (70.2%) Value
Consumer Non-Cyclical (4.7%) - continued
Chobani, LLC/Chobani Finance
Corporation, Inc.
$ 150,000 4.625%,  11/15/2028
f
$ 127,581
Community Health Systems, Inc.
36,000 8.000%,  12/15/2027
f
28,485
75,000 6.000%,  1/15/2029
f
55,124
112,000 6.875%,  4/15/2029
f
54,100
Conagra Brands, Inc.
38,000 4.300%,  5/1/2024 37,399
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 72,160
Coty, Inc.
110,000 5.000%,  4/15/2026
f
100,150
CVS Health Corporation
33,000 4.100%,  3/25/2025 32,287
33,000 4.300%,  3/25/2028 31,124
Diageo Capital plc
50,000 1.375%,  9/29/2025 45,335
39,000 2.000%,  4/29/2030 31,251
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
f
71,531
Embecta Corporation
48,000 6.750%,  2/15/2030
f
44,314
Encompass Health Corporation
235,000 4.500%,  2/1/2028 201,276
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
f
19,807
130,000 4.375%,  3/31/2029
f
96,431
Estee Lauder Companies, Inc.
42,000 1.950%,  3/15/2031 33,326
Gilead Sciences, Inc.
63,000 2.950%,  3/1/2027 57,432
HCA, Inc.
244,000 5.375%,  2/1/2025 241,115
88,000 5.875%,  2/1/2029 85,570
HFC Prestige Products, Inc.
174,000 4.750%,  1/15/2029
f
147,202
HLF Financing SARL, LLC
291,000 4.875%,  6/1/2029
f
207,671
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
32,521
Ionis Pharmaceuticals, Inc.,
Convertible
24,000 0.125%,  12/15/2024 21,704
Jazz Investments I, Ltd.,
Convertible
87,000 2.000%,  6/15/2026 93,090
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
76,000 2.500%,  1/15/2027
f
64,932
49,000 3.625%,  1/15/2032
f
38,281
Johnson & Johnson
56,000 4.375%,  12/5/2033 53,945
Kraft Heinz Foods Company
113,000 3.875%,  5/15/2027 105,607
Kroger Company
42,000 4.500%,  1/15/2029 39,957
Mattel, Inc.
297,000 3.375%,  4/1/2026
f
265,054
McKesson Corporation
41,000 0.900%,  12/3/2025 35,909
62,000 1.300%,  8/15/2026 53,548

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Consumer Non-Cyclical (4.7%) - continued
Mozart Debt Merger Sub, Inc.
$ 122,000 3.875%,  4/1/2029
f
$ 97,806
96,000 5.250%,  10/1/2029
f
72,480
Mylan, Inc.
34,000 4.200%,  11/29/2023 33,583
Newell Brands, Inc.
111,000 4.450%,  4/1/2026 102,120
Organon & Company
138,000 4.125%,  4/30/2028
f
117,990
Owens & Minor, Inc.
103,000 6.625%,  4/1/2030
f
90,640
PepsiCo, Inc.
81,000 3.600%,  2/18/2028 76,525
90,000 1.950%,  10/21/2031 71,585
Performance Food Group, Inc.
87,000 4.250%,  8/1/2029
f
72,436
Perrigo Finance Unlimited
Company
225,000 4.375%,  3/15/2026 206,438
Pilgrim's Pride Corporation
120,000 3.500%,  3/1/2032
f
90,464
Post Holdings, Inc.
105,000 5.750%,  3/1/2027
f
100,150
75,000 5.625%,  1/15/2028
f
68,454
56,000 5.500%,  12/15/2029
f
48,412
119,000 4.500%,  9/15/2031
f
95,795
Post Holdings, Inc., Convertible
33,000 2.500%,  8/15/2027
f
32,588
Primo Water Holdings, Inc.
119,000 4.375%,  4/30/2029
f
96,798
Procter & Gamble Company
42,000 1.200%,  10/29/2030 32,413
Roche Holdings, Inc.
39,000 1.930%,  12/13/2028
f
32,786
68,000 2.076%,  12/13/2031
f
54,480
Royalty Pharma plc
97,000 1.200%,  9/2/2025 85,748
Scotts Miracle-Gro Company
89,000 4.500%,  10/15/2029 64,525
SEG Holding, LLC
195,000 5.625%,  10/15/2028
f
178,910
Simmons Foods, Inc.
248,000 4.625%,  3/1/2029
f
202,740
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
f
75,572
60,000 5.500%,  7/15/2030
f
46,916
Stryker Corporation
85,000 3.650%,  3/7/2028 79,986
Syneos Health, Inc.
145,000 3.625%,  1/15/2029
f
115,461
Sysco Corporation
42,000 5.950%,  4/1/2030 42,512
Takeda Pharmaceutical Company,
Ltd.
75,000 5.000%,  11/26/2028 72,602
Tenet Healthcare Corporation
45,000 4.625%,  7/15/2024 43,514
102,000 6.250%,  2/1/2027
f
95,181
435,000 5.125%,  11/1/2027
f
390,320
55,000 6.125%,  10/1/2028
f
48,185
Teva Pharmaceutical Finance
Netherlands III BV
205,000 3.150%,  10/1/2026 168,203
Principal
Amount Long-Term Fixed Income (70.2%) Value
Consumer Non-Cyclical (4.7%) - continued
TreeHouse Foods, Inc.
$ 196,000 4.000%,  9/1/2028 $ 156,288
United Natural Foods, Inc.
87,000 6.750%,  10/15/2028
f
79,570
Winnebago Industries, Inc.,
Convertible
45,000 1.500%,  4/1/2025 47,053
Zoetis, Inc.
110,000 3.900%,  8/20/2028 101,849
Total 8,729,995
Energy (4.9%)
Antero Resources Corporation
135,000 5.375%,  3/1/2030
f
121,374
Archrock Partners, LP/Archrock
Partners Finance Corporation
167,000 6.250%,  4/1/2028
f
146,792
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
82,000 6.625%,  7/15/2026
f
76,465
BP Capital Markets America, Inc.
134,000 4.234%,  11/6/2028 125,811
BP Capital Markets plc
74,000 4.875%,  3/22/2030
b,j
63,640
Buckeye Partners, LP
130,000 3.950%,  12/1/2026 113,383
Callon Petroleum Company
117,000 8.250%,  7/15/2025 113,745
63,000 7.500%,  6/15/2030
f,i
55,157
Canadian Natural Resources, Ltd.
105,000 2.050%,  7/15/2025 95,732
Cheniere Corpus Christi Holdings,
LLC
86,000 5.875%,  3/31/2025 86,344
Cheniere Energy Partners, LP
102,000 4.500%,  10/1/2029 89,800
91,000 3.250%,  1/31/2032 69,875
Cheniere Energy, Inc.
139,000 4.625%,  10/15/2028 127,509
Chesapeake Energy Corporation
212,000 6.750%,  4/15/2029
f
203,227
CNX Resources Corporation
97,000 6.000%,  1/15/2029
f
88,513
CNX Resources Corporation,
Convertible
64,000 2.250%,  5/1/2026 88,608
Comstock Resources, Inc.
62,000 6.750%,  3/1/2029
f
57,183
95,000 5.875%,  1/15/2030
f
82,741
Continental Resources, Inc.
63,000 4.375%,  1/15/2028 56,541
40,000 5.750%,  1/15/2031
f
36,154
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
113,000 5.500%,  6/15/2031
f
95,657
CrownRock Finance, Inc.
144,000 5.625%,  10/15/2025
f
137,861
Devon Energy Corporation
83,000 4.500%,  1/15/2030 75,547
Diamondback Energy, Inc.
21,000 3.125%,  3/24/2031 17,034
DT Midstream, Inc.
190,000 4.125%,  6/15/2029
f
160,550

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Energy (4.9%) - continued
$ 35,000 4.375%,  6/15/2031
f
$ 28,865
Enbridge, Inc.
90,000 7.375%,  1/15/2083
b
86,694
50,000 7.625%,  1/15/2083
b
48,209
78,000 2.150%,  2/16/2024 74,953
42,000 3.700%,  7/15/2027 38,916
Endeavor Energy Resources, LP
130,000 5.750%,  1/30/2028
f
123,646
Energy Transfer, LP
42,000 4.200%,  9/15/2023 41,548
116,000 5.875%,  1/15/2024 116,237
50,000 6.750%,  5/15/2025
b,j
43,203
48,000 6.500%,  11/15/2026
b,j
41,813
63,000 3.750%,  5/15/2030 53,346
EnLink Midstream Partners, LP
205,000 4.850%,  7/15/2026 188,269
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 39,048
53,000
4.875%,  (LIBOR 3M +
2.986%), 8/16/2077
b
48,363
EQM Midstream Partners, LP
99,000 4.750%,  1/15/2031
f
78,581
EQT Corporation
40,000 3.900%,  10/1/2027 36,400
EQT Corporation, Convertible
38,000 1.750%,  5/1/2026 104,717
Equinor ASA
43,000 2.875%,  4/6/2025 41,015
Ferrellgas, LP
102,000 5.375%,  4/1/2026
f
89,760
Halliburton Company
42,000 2.920%,  3/1/2030 34,956
Harvest Midstream, LP
236,000 7.500%,  9/1/2028
f
220,579
Hess Corporation
27,000 3.500%,  7/15/2024 26,099
Hess Midstream Operations, LP
120,000 5.625%,  2/15/2026
f
113,911
72,000 5.500%,  10/15/2030
f
61,808
Hilcorp Energy I, LP/Hilcorp
Finance Company
115,000 5.750%,  2/1/2029
f
100,540
181,000 6.250%,  4/15/2032
f
160,332
Holly Energy Partners, LP/Holly
Energy Finance Corporation
141,000 6.375%,  4/15/2027
f
134,655
Howard Midstream Energy
Partners, LLC
152,000 6.750%,  1/15/2027
f
135,427
ITT Holdings, LLC
132,000 6.500%,  8/1/2029
f
102,402
Laredo Petroleum, Inc.
222,000 7.750%,  7/31/2029
f,i
204,549
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 39,215
Marathon Petroleum Corporation
117,000 4.700%,  5/1/2025 114,872
MEG Energy Corporation
131,000 7.125%,  2/1/2027
f
132,965
MPLX, LP
70,000 6.875%,  2/15/2023
b,j
68,775
105,000 1.750%,  3/1/2026 91,873
Principal
Amount Long-Term Fixed Income (70.2%) Value
Energy (4.9%) - continued
Murphy Oil Corporation
$ 107,000 5.875%,  12/1/2027 $ 100,017
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
f
139,219
National Fuel Gas Company
92,000 5.500%,  1/15/2026 90,351
NuStar Logistics, LP
150,000 5.750%,  10/1/2025 139,016
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
f
85,500
Occidental Petroleum Corporation
40,000 8.500%,  7/15/2027 42,808
64,000 6.375%,  9/1/2028 63,740
80,000 6.450%,  9/15/2036 80,000
ONEOK, Inc.
63,000 2.200%,  9/15/2025 57,278
Ovintiv Exploration, Inc.
42,000 5.375%,  1/1/2026 41,540
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 48,166
Pioneer Natural Resources
Company, Convertible
39,000 0.250%,  5/15/2025 84,474
Plains All American Pipeline, LP
2,000 6.125%,  11/15/2022
b,j
1,630
103,000 4.650%,  10/15/2025 99,156
Precision Drilling Corporation
117,000 6.875%,  1/15/2029
f
103,300
Range Resources Corporation
125,000 4.750%,  2/15/2030
f,i
108,404
Sabine Pass Liquefaction, LLC
63,000 4.200%,  3/15/2028 57,453
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
f
24,741
SM Energy Company
135,000 6.625%,  1/15/2027 129,584
55,000 6.500%,  7/15/2028
i
52,268
Southwestern Energy Company
70,000 5.375%,  2/1/2029 63,476
133,000 5.375%,  3/15/2030 119,840
71,000 4.750%,  2/1/2032 59,505
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 146,227
85,000 5.000%,  6/1/2031
f
69,768
Sunoco, LP
145,000 5.875%,  3/15/2028 131,579
95,000 4.500%,  4/30/2030 77,663
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
232,000 5.500%,  1/15/2028
f
198,025
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 98,900
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
f
85,338
TransCanada Trust
25,000 5.600%,  3/7/2082
b
21,681
90,000 5.875%,  8/15/2076
b
83,765
Transocean Proteus, Ltd.
33,750 6.250%,  12/1/2024
f
31,725

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Energy (4.9%) - continued
Transocean, Inc.
$ 97,000 11.500%,  1/30/2027
f
$ 89,719
USA Compression Partners, LP
139,000 6.875%,  4/1/2026 127,880
Valero Energy Corporation
90,000 2.800%,  12/1/2031 71,583
Venture Global Calcasieu Pass,
LLC
184,000 3.875%,  8/15/2029
f
157,850
70,000 4.125%,  8/15/2031
f
58,063
W&T Offshore, Inc.
52,000 9.750%,  11/1/2023
f
50,970
Weatherford International, Ltd.
141,000 8.625%,  4/30/2030
f
122,789
Western Midstream Operating, LP
204,000 3.950%,  6/1/2025 191,760
65,000 5.500%,  8/15/2048 52,569
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 32,932
Total 9,144,036
Financials (11.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
40,000 7.000%,  11/15/2025
f
36,536
AerCap Holdings NV
50,000 5.875%,  10/10/2079
b
44,633
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
70,000 3.150%,  2/15/2024 67,228
63,000 6.500%,  7/15/2025 62,886
108,000 3.000%,  10/29/2028 86,612
Air Lease Corporation
40,000 2.300%,  2/1/2025 36,805
11,000 3.375%,  7/1/2025 10,249
108,000 4.650%,  6/15/2026
b,j
90,167
52,000 3.125%,  12/1/2030 40,943
Aircastle, Ltd.
81,000 5.250%,  6/15/2026
b,f,j
60,758
51,000 2.850%,  1/26/2028
f
39,592
Alliant Holdings Intermediate, LLC
70,000 6.750%,  10/15/2027
f
60,325
Ally Financial, Inc.
227,000 5.750%,  11/20/2025 220,166
96,000 4.700%,  5/15/2026
b,j
74,833
53,000 4.700%,  5/15/2028
b,j
37,762
42,000 8.000%,  11/1/2031 44,031
American Express Company
59,000 3.950%,  8/1/2025 57,145
50,000 3.550%,  9/15/2026
b,j
38,534
69,000 2.550%,  3/4/2027 61,459
American Homes 4 Rent, LP
50,000 2.375%,  7/15/2031 37,699
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
f
66,405
Aon Corporation/Aon Global
Holdings plc
44,000 2.600%,  12/2/2031 34,402
Ares Capital Corporation
21,000 4.250%,  3/1/2025 19,838
90,000 2.150%,  7/15/2026 75,427
Principal
Amount Long-Term Fixed Income (70.2%) Value
Financials (11.8%) - continued
Ares Capital Corporation,
Convertible
$ 27,000 4.625%,  3/1/2024 $ 27,557
Australia and New Zealand
Banking Group, Ltd.
96,000 2.950%,  7/22/2030
b,f
87,232
Aviation Capital Group, LLC
73,000 5.500%,  12/15/2024
f
70,668
41,000 4.875%,  10/1/2025
f
38,082
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
f
86,080
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2022
b,j
30,763
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
f
25,279
Banco Santander SA
55,000 4.750%,  11/12/2026
b,j
38,025
Bank of America Corporation
73,000 3.004%,  12/20/2023
b
72,612
117,000 3.550%,  3/5/2024
b
116,079
78,000 3.864%,  7/23/2024
b
76,939
87,000 4.200%,  8/26/2024 85,574
213,000 6.250%,  9/5/2024
b,j
205,811
36,000 3.458%,  3/15/2025
b
34,862
44,000 6.100%,  3/17/2025
b,j
42,179
102,000 1.319%,  6/19/2026
b
90,535
111,000 1.197%,  10/24/2026
b
96,853
85,000 4.375%,  1/27/2027
b,j
68,212
70,000 6.125%,  4/27/2027
b,j
66,150
61,000 1.734%,  7/22/2027
b
52,334
86,000 5.875%,  3/15/2028
b,j
73,745
89,000 4.376%,  4/27/2028
b
83,396
126,000 3.593%,  7/21/2028
b
113,799
59,000 4.948%,  7/22/2028
b
56,689
168,000 3.974%,  2/7/2030
b
149,544
84,000 2.687%,  4/22/2032
b
65,582
62,000 2.572%,  10/20/2032
b
47,419
92,000 2.972%,  2/4/2033
b
71,921
45,000 3.846%,  3/8/2037
b
36,306
Bank of Montreal
63,000 4.700%,  9/14/2027 60,794
46,000 3.088%,  1/10/2037
b
34,302
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,j
21,065
59,000 4.596%,  7/26/2030
b
55,908
Bank of Nova Scotia
116,000 4.900%,  6/4/2025
b,j
103,555
41,000 1.050%,  3/2/2026 35,732
Barclays plc
99,000 4.338%,  5/16/2024
b
97,864
41,000 4.375%,  9/11/2024 39,687
49,000 2.852%,  5/7/2026
b
44,480
50,000 5.501%,  8/9/2028
b
46,872
64,000 4.972%,  5/16/2029
b
57,594
Berkshire Hathaway Finance
Corporation
124,000 2.875%,  3/15/2032 104,233
Blackstone Mortgage Trust, Inc.,
Convertible
51,000 5.500%,  3/15/2027 43,382
Blackstone Private Credit Fund
67,000 4.000%,  1/15/2029 53,670

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Financials (11.8%) - continued
BNP Paribas SA
$ 58,000 2.819%,  11/19/2025
b,f
$ 54,058
66,000 3.132%,  1/20/2033
b,f
50,067
Boston Properties, LP
42,000 2.550%,  4/1/2032 30,968
BPCE SA
40,000 2.375%,  1/14/2025
f
36,929
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 66,998
Brookfield Property REIT, Inc.
83,000 5.750%,  5/15/2026
f
75,033
Canadian Imperial Bank of
Commerce
59,000 3.945%,  8/4/2025 56,988
46,000 3.600%,  4/7/2032 38,876
Capital One Bank USA NA
60,000 2.280%,  1/28/2026
b
55,812
Capital One Financial Corporation
24,000 3.950%,  9/1/2026
b,j
18,840
69,000 3.273%,  3/1/2030
b
57,693
Centene Corporation
285,000 4.250%,  12/15/2027 260,689
105,000 4.625%,  12/15/2029 94,353
284,000 3.000%,  10/15/2030 224,911
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,j
93,360
96,000 4.000%,  6/1/2026
b,j
78,740
25,000 5.000%,  6/1/2027
b,j
22,469
63,000 2.000%,  3/20/2028 54,226
105,000 4.000%,  12/1/2030
b,j
77,131
45,000 2.900%,  3/3/2032 37,066
Citigroup, Inc.
88,000 5.950%,  1/30/2023
b,j
86,955
84,000 5.000%,  9/12/2024
b,j
74,750
105,000 3.352%,  4/24/2025
b
101,258
42,000 5.950%,  5/15/2025
b,j
38,012
100,000 5.500%,  9/13/2025 99,844
44,000 4.000%,  12/10/2025
b,j
37,070
140,000 3.875%,  2/18/2026
b,j
115,448
45,000 4.150%,  11/15/2026
b,j
35,775
148,000 1.122%,  1/28/2027
b
126,615
83,000 1.462%,  6/9/2027
b
70,666
98,000 3.070%,  2/24/2028
b
87,343
168,000 4.075%,  4/23/2029
b
152,062
62,000 4.910%,  5/24/2033
b
57,040
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,j
38,446
CNA Financial Corporation
36,000 3.950%,  5/15/2024 35,305
Coinbase Global, Inc.
40,000 3.625%,  10/1/2031
f
22,178
Coinbase Global, Inc., Convertible
156,000 0.500%,  6/1/2026 102,258
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,j
21,576
Commerzbank AG
89,000 8.125%,  9/19/2023
f
87,708
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
f
38,287
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,f
36,336
Corebridge Financial, Inc.
38,000 6.875%,  12/15/2052
b,f
34,749
Principal
Amount Long-Term Fixed Income (70.2%) Value
Financials (11.8%) - continued
$ 68,000 3.850%,  4/5/2029
f
$ 59,931
Corporate Office Properties, LP
82,000 2.250%,  3/15/2026 71,870
Credit Acceptance Corporation
184,000 5.125%,  12/31/2024
*
171,236
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,f,j
42,352
42,000 3.250%,  1/14/2030
f
33,208
Credit Suisse Group AG
59,000 6.500%,  8/8/2023
f
58,233
54,000 7.500%,  12/11/2023
b,f,j
49,612
39,000 2.593%,  9/11/2025
b,f
35,481
24,000 7.250%,  9/12/2025
b,f,j
18,358
43,000 3.869%,  1/12/2029
b,f
35,071
Dai-ichi Life Insurance Company,
Ltd.
110,000 5.100%,  10/28/2024
b,f,j
106,529
Deutsche Bank AG
143,000 2.129%,  11/24/2026
b
121,419
90,000 2.311%,  11/16/2027
b
73,005
40,000 4.296%,  5/24/2028
b
35,673
68,000 3.742%,  1/7/2033
b
44,079
Discover Bank
84,000 4.682%,  8/9/2028
b
80,548
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
f
154,307
Duke Realty, LP
27,000 3.375%,  12/15/2027 24,336
Elevance Health, Inc.
63,000 2.550%,  3/15/2031 50,794
EPR Properties
62,000 3.600%,  11/15/2031 44,296
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,j
36,797
40,000 4.772%,  7/28/2030
b
37,357
Fifth Third Bank NA
42,000 3.850%,  3/15/2026 39,671
First Horizon Bank
62,000 5.750%,  5/1/2030 60,147
First-Citizens Bank & Trust
Company
95,000 6.125%,  3/9/2028 94,298
FNB Corporation
81,000 2.200%,  2/24/2023 79,870
Fortress Transportation and
Infrastructure Investors, LLC
57,000 6.500%,  10/1/2025
f
53,547
51,000 9.750%,  8/1/2027
f
49,868
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 36,176
42,000 2.625%,  1/15/2027 33,913
Genworth Mortgage Holdings, Inc.
78,000 6.500%,  8/15/2025
f
74,544
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
f
140,403
Goldman Sachs Group, Inc.
82,000 0.627%,  11/17/2023
b
81,504
111,000 5.500%,  8/10/2024
b,j
106,560
72,000 4.400%,  2/10/2025
b,j
60,013
44,000 3.500%,  4/1/2025 42,029
61,000 4.250%,  10/21/2025 58,878
62,000 0.855%,  2/12/2026
b
55,316

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Financials (11.8%) - continued
$ 75,000 3.650%,  8/10/2026
b,j
$ 57,562
45,000 4.125%,  11/10/2026
b,j
35,775
135,000 1.948%,  10/21/2027
b
115,447
45,000 2.640%,  2/24/2028
b
39,044
50,000 3.615%,  3/15/2028
b
45,503
86,000 4.482%,  8/23/2028
b
80,711
84,000 3.814%,  4/23/2029
b
74,474
42,000 3.800%,  3/15/2030 36,417
42,000 2.615%,  4/22/2032
b
32,555
42,000 2.383%,  7/21/2032
b
31,667
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 35,432
64,000
5.030%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
52,691
HAT Holdings, LLC, Convertible
24,000 Zero Coupon,  5/1/2025
f
21,451
HSBC Holdings plc
49,000 3.803%,  3/11/2025
b
47,363
24,000 6.375%,  3/30/2025
b,j
21,623
49,000 2.633%,  11/7/2025
b
45,494
37,000 1.645%,  4/18/2026
b
32,903
49,000 1.589%,  5/24/2027
b
40,951
106,000 2.251%,  11/22/2027
b
89,060
42,000 6.500%,  3/23/2028
b,j
35,150
57,000 5.210%,  8/11/2028
b
53,288
118,000 4.583%,  6/19/2029
b
105,183
111,000 4.600%,  12/17/2030
b,j
76,977
50,000 2.804%,  5/24/2032
b
36,738
72,000 6.500%,  9/15/2037 67,742
HUB International, Ltd.
56,000 7.000%,  5/1/2026
f
53,111
92,000 5.625%,  12/1/2029
f
76,820
Humana, Inc.
42,000 2.150%,  2/3/2032 31,915
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,j
58,740
Icahn Enterprises, LP
168,000 4.750%,  9/15/2024 157,174
115,000 6.375%,  12/15/2025 108,971
202,000 5.250%,  5/15/2027 176,853
ING Groep NV
84,000 1.726%,  4/1/2027
b
72,013
Intercontinental Exchange, Inc.
67,000 4.350%,  6/15/2029 63,412
Intesa Sanpaolo SPA
40,000 5.017%,  6/26/2024
f
37,297
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 51,651
iStar, Inc.
140,000 4.250%,  8/1/2025 135,807
J.P. Morgan Chase & Company
48,000 5.150%,  5/1/2023
b,j
46,318
44,000 6.000%,  8/1/2023
b,j
42,900
44,000 6.750%,  2/1/2024
b,j
43,601
49,000 1.514%,  6/1/2024
b
47,837
234,000 5.000%,  8/1/2024
b,j
211,009
176,000 4.023%,  12/5/2024
b
173,178
66,000 4.600%,  2/1/2025
b,j
57,493
44,000 2.083%,  4/22/2026
b
40,088
50,000 3.650%,  6/1/2026
b,j
40,491
129,000 1.045%,  11/19/2026
b
111,577
84,000 1.578%,  4/22/2027
b
72,518
Principal
Amount Long-Term Fixed Income (70.2%) Value
Financials (11.8%) - continued
$ 105,000 2.947%,  2/24/2028
b
$ 92,843
126,000 4.005%,  4/23/2029
b
113,603
41,000 2.069%,  6/1/2029
b
33,239
168,000 4.493%,  3/24/2031
b
152,820
45,000 2.963%,  1/25/2033
b
35,374
39,000 4.912%,  7/25/2033
b
35,964
42,000 5.717%,  9/14/2033
b
39,717
Jefferies Finance, LLC
86,000 5.000%,  8/15/2028
f
63,425
KeyBank NA
63,000 3.900%,  4/13/2029 55,278
Kilroy Realty, LP
83,000 4.375%,  10/1/2025 79,831
KKR Real Estate Finance Trust,
Inc., Convertible
14,000 6.125%,  5/15/2023 13,825
Life Storage, LP
41,000 2.400%,  10/15/2031 30,775
Lincoln National Corporation
40,000
5.299%,  (LIBOR 3M +
2.358%), 11/17/2022
b
31,140
42,000 3.800%,  3/1/2028 38,793
Lloyds Banking Group plc
75,000 3.900%,  3/12/2024 73,393
46,000 7.500%,  6/27/2024
b,j
42,699
76,000 4.716%,  8/11/2026
b
73,014
84,000 1.627%,  5/11/2027
b
71,354
69,000 3.369%,  12/14/2046
b
42,606
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
f
77,191
M&T Bank Corporation
55,000 3.500%,  9/1/2026
b,j
41,007
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
b,f
69,467
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 35,360
MetLife, Inc.
54,000 3.850%,  9/15/2025
b,j
48,308
99,000 5.875%,  3/15/2028
b,j
90,346
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 78,289
Mitsubishi UFJ Financial Group,
Inc.
49,000 1.412%,  7/17/2025 43,926
81,000 1.538%,  7/20/2027
b
69,004
63,000 3.741%,  3/7/2029 56,334
Mizuho Financial Group, Inc.
61,000 1.554%,  7/9/2027
b
51,877
84,000 2.564%,  9/13/2031 61,687
Molina Healthcare, Inc.
160,000 4.375%,  6/15/2028
f
144,400
Morgan Stanley
41,000 0.560%,  11/10/2023
b
40,775
36,000 2.720%,  7/22/2025
b
34,150
82,000 1.164%,  10/21/2025
b
74,733
29,000 5.000%,  11/24/2025 28,627
115,000 2.630%,  2/18/2026
b
107,143
89,000 2.188%,  4/28/2026
b
81,638
61,000 0.985%,  12/10/2026
b
52,600
84,000 1.593%,  5/4/2027
b
72,583
82,000 1.512%,  7/20/2027
b
69,838
126,000 3.622%,  4/1/2031
b
108,893
45,000 2.943%,  1/21/2033
b
35,575

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Financials (11.8%) - continued
$ 40,000 4.889%,  7/20/2033
b
$ 37,062
MPT Operating Partnership, LP
70,000 5.250%,  8/1/2026 64,097
80,000 4.625%,  8/1/2029 64,366
National Retail Properties, Inc.
42,000 2.500%,  4/15/2030 33,702
Nationstar Mortgage Holdings,
Inc.
104,000 6.000%,  1/15/2027
f
88,790
NatWest Group plc
58,000 4.269%,  3/22/2025
b
56,391
42,000 4.892%,  5/18/2029
b
38,233
63,000 3.754%,  11/1/2029
b
58,170
50,000 4.600%,  6/28/2031
b,j
31,250
Navient Corporation
97,000 5.500%,  1/25/2023 96,461
40,000 5.000%,  3/15/2027 32,716
Necessity Retail REIT, Inc.
178,000 4.500%,  9/30/2028
f
132,656
Nippon Life Insurance Company
125,000 2.900%,  9/16/2051
b,f
96,630
123,000 5.100%,  10/16/2044
b,f
119,539
73,000 3.400%,  1/23/2050
b,f
61,302
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 49,551
Nordea Bank Abp
60,000 5.375%,  9/22/2027
f
58,478
Northern Trust Corporation
63,000 4.000%,  5/10/2027 60,749
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 39,421
42,000 3.375%,  2/1/2031 32,021
OneMain Finance Corporation
130,000 6.875%,  3/15/2025 122,180
198,000 7.125%,  3/15/2026 178,478
79,000 6.625%,  1/15/2028 67,782
Owl Rock Capital Corporation
41,000 4.250%,  1/15/2026 37,496
Owl Rock Core Income
Corporation
68,000 4.700%,  2/8/2027 59,560
Owl Rock Technology Finance
Corporation
20,000 4.750%,  12/15/2025
f
18,003
63,000 3.750%,  6/17/2026
f
54,509
Park Intermediate Holdings, LLC
45,000 4.875%,  5/15/2029
f
36,450
Pebblebrook Hotel Trust,
Convertible
85,000 1.750%,  12/15/2026 72,505
PennyMac Financial Services, Inc.
75,000 4.250%,  2/15/2029
f
53,423
Pine Street Trust I
42,000 4.572%,  2/15/2029
f
38,677
PNC Bank NA
42,000 2.700%,  10/22/2029 34,523
PNC Financial Services Group,
Inc.
50,000 3.400%,  9/15/2026
b,j
37,314
40,000 6.000%,  5/15/2027
b,j
37,100
50,000 6.200%,  9/15/2027
b,j
47,250
PRA Group, Inc.
77,000 7.375%,  9/1/2025
f
74,493
Principal
Amount Long-Term Fixed Income (70.2%) Value
Financials (11.8%) - continued
Principal Life Global Funding II
$ 62,000 1.250%,  8/16/2026
f
$ 53,174
Provident Financing Trust I
22,000 7.405%,  3/15/2038 23,010
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
39,012
95,000 5.625%,  6/15/2043
b
93,600
129,000 5.200%,  3/15/2044
b
123,968
22,000 3.700%,  10/1/2050
b
17,376
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,f,j
40,786
Radian Group, Inc.
97,000 4.875%,  3/15/2027 85,990
Realty Income Corporation
41,000 4.875%,  6/1/2026 40,301
63,000 3.950%,  8/15/2027 59,163
Regions Financial Corporation
44,000 5.750%,  6/15/2025
b,j
43,340
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 56,804
RLJ Lodging Trust, LP
49,000 3.750%,  7/1/2026
f
41,849
Rocket Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
f
73,117
Royal Bank of Canada
82,000 0.750%,  10/7/2024 75,279
81,000 4.240%,  8/3/2027 77,269
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 78,630
47,000 2.490%,  1/6/2028
b
39,194
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
67,341
63,000 3.823%,  11/3/2028
b
54,118
Service Properties Trust
47,000 4.650%,  3/15/2024 43,475
139,000 7.500%,  9/15/2025 129,965
80,000 5.500%,  12/15/2027 64,982
Simon Property Group, LP
82,000 2.650%,  7/15/2030 66,130
SLM Corporation
50,000 4.200%,  10/29/2025 44,759
Societe Generale SA
48,000 2.625%,  10/16/2024
f
44,991
44,000 8.000%,  9/29/2025
b,f,j
41,951
49,000 1.488%,  12/14/2026
b,f
41,470
Spirit Realty, LP
93,000 2.100%,  3/15/2028 73,899
Standard Chartered plc
62,000 1.319%,  10/14/2023
b,f
61,938
49,000 0.991%,  1/12/2025
b,f
45,885
60,000 6.000%,  7/26/2025
b,f,j
53,231
66,000 2.608%,  1/12/2028
b,f
55,869
Starwood Property Trust, Inc.,
Convertible
22,000 4.375%,  4/1/2023 21,326
State Street Corporation
41,000 2.354%,  11/1/2025
b
38,753
42,000 4.421%,  5/13/2033
b
38,751
Sumitomo Life Insurance Company
125,000 3.375%,  4/15/2081
b,f
101,250

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Financials (11.8%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 48,000 2.448%,  9/27/2024 $ 45,363
66,000 2.174%,  1/14/2027 57,492
63,000 3.544%,  1/17/2028 56,928
63,000 2.142%,  9/23/2030 47,147
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
f
36,225
Summit Hotel Properties, Inc.,
Convertible
34,000 1.500%,  2/15/2026 28,186
SVB Financial Group
100,000 4.000%,  5/15/2026
b,j
75,922
54,000 4.250%,  11/15/2026
b,j
39,751
Synchrony Financial
42,000 4.250%,  8/15/2024 40,952
84,000 3.700%,  8/4/2026 76,772
Toronto-Dominion Bank
42,000 4.456%,  6/8/2032 38,350
Truist Bank
42,000 2.250%,  3/11/2030 32,921
Truist Financial Corporation
109,000 4.950%,  9/1/2025
b,j
104,726
42,000 1.887%,  6/7/2029
b
34,360
45,000 5.100%,  3/1/2030
b,j
39,899
U.S. Bancorp
60,000 3.700%,  1/15/2027
b,j
45,291
59,000 4.548%,  7/22/2028
b
56,856
UBS Group AG
49,000 1.364%,  1/30/2027
b,f
41,856
UDR, Inc.
94,000 3.000%,  8/15/2031 74,842
United Wholesale Mortgage, LLC
78,000 5.500%,  4/15/2029
f
59,280
UnitedHealth Group, Inc.
85,000 4.200%,  5/15/2032 78,943
USB Realty Corporation
109,000
3.659%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,j
82,295
USIS Merger Sub, Inc.
40,000 6.875%,  5/1/2025
f
38,451
Ventas Realty, LP
34,000 3.750%,  5/1/2024 33,212
Wells Fargo & Company
80,000 2.406%,  10/30/2025
b
74,683
65,000 3.900%,  3/15/2026
b,j
54,966
106,000 2.188%,  4/30/2026
b
96,807
50,000
3.012%,  (LIBOR 3M +
0.500%), 1/15/2027
b
46,778
46,000 3.526%,  3/24/2028
b
41,663
99,000 3.584%,  5/22/2028
b
89,541
59,000 4.808%,  7/25/2028
b
56,270
99,000 4.478%,  4/4/2031
b
90,555
Welltower, Inc.
41,000 2.050%,  1/15/2029 32,932
63,000 2.800%,  6/1/2031 49,762
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
53,613
Willis North America, Inc.
84,000 4.500%,  9/15/2028 77,909
XHR, LP
40,000 6.375%,  8/15/2025
f
38,389
Principal
Amount Long-Term Fixed Income (70.2%) Value
Financials (11.8%) - continued
$ 56,000 4.875%,  6/1/2029
f
$ 46,173
Total 22,154,671
Foreign Government (<0.1%)
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
f
58,885
Total 58,885
Mortgage-Backed Securities (8.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
993,926 2.500%,  5/1/2051 841,063
1,476,573 3.500%,  6/1/2052 1,331,426
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
587,497 2.500%,  7/1/2030 545,164
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
500,000 4.000%,  10/1/2037
e
482,344
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
304,952 3.500%,  5/1/2040
e
282,451
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,327,462 3.000%,  1/1/2052 1,160,681
532,564 2.500%,  2/1/2051 449,932
1,124,838 2.000%,  3/1/2051 916,064
1,306,352 3.000%,  3/1/2052 1,140,685
809,813 2.000%,  4/1/2051 659,175
611,058 2.500%,  4/1/2051 516,511
792,157 3.000%,  4/1/2051 693,818
838,792 3.000%,  5/1/2050 737,836
792,063 2.500%,  7/1/2051 668,678
1,322,669 2.000%,  8/1/2051 1,076,530
546,548 3.500%,  9/1/2052 493,687
525,000 2.500%,  10/1/2052
e
440,374
950,000 4.000%,  10/1/2048
e
881,459
1,200,000 4.500%,  10/1/2048
e
1,143,094
500,000 5.000%,  10/1/2048
e
487,034
550,000 3.000%,  10/1/2049
e
478,607
600,000 3.500%,  10/1/2049
e
539,953
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
423,756 3.500%,  7/1/2061 383,181
Total 16,349,747
Technology (2.9%)
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 38,064
Akamai Technologies, Inc.,
Convertible
39,000 0.125%,  5/1/2025 39,624
49,000 0.375%,  9/1/2027 45,594
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 15,846
Apple, Inc.
125,000 2.200%,  9/11/2029 106,484
90,000 1.650%,  2/8/2031 70,975

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Technology (2.9%) - continued
$ 64,000 3.350%,  8/8/2032 $ 57,000
Baidu, Inc.
52,000 3.075%,  4/7/2025 49,325
Black Knight InfoServ, LLC
152,000 3.625%,  9/1/2028
f
128,981
Block, Inc., Convertible
44,000 0.500%,  5/15/2023 45,056
8,000 0.250%,  11/1/2027 5,720
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
63,000 3.875%,  1/15/2027 57,952
Broadcom, Inc.
46,000 4.000%,  4/15/2029
f
40,546
CommScope Technologies
Finance, LLC
123,000 6.000%,  6/15/2025
f
109,279
CommScope, Inc.
80,000 7.125%,  7/1/2028
f
61,753
Dell International, LLC
24,000 5.450%,  6/15/2023 24,062
63,000 5.850%,  7/15/2025 63,484
32,000 5.300%,  10/1/2029 29,816
Fiserv, Inc.
68,000 2.750%,  7/1/2024 65,221
99,000 4.200%,  10/1/2028 91,568
Gartner, Inc.
190,000 3.625%,  6/15/2029
f
158,175
115,000 3.750%,  10/1/2030
f
94,144
Global Payments, Inc.
17,000 2.650%,  2/15/2025 15,888
65,000 4.950%,  8/15/2027 61,928
42,000 3.200%,  8/15/2029 34,995
InterDigital, Inc., Convertible
44,000 3.500%,  6/1/2027
f
38,236
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
f
147,780
120,000 5.000%,  7/15/2028
f
103,200
119,000 4.875%,  9/15/2029
f
97,757
170,000 4.500%,  2/15/2031
f
131,441
Jabil, Inc.
44,000 4.250%,  5/15/2027 41,014
Lam Research Corporation
46,000 1.900%,  6/15/2030 36,450
Lumentum Holdings, Inc.,
Convertible
64,000 0.250%,  3/15/2024 78,656
MACOM Technology Solutions
Holdings, Inc., Convertible
82,000 0.250%,  3/15/2026 76,977
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 32,582
Mastercard, Inc.
46,000 2.000%,  11/18/2031 36,398
Microchip Technology, Inc.,
Convertible
20,000 0.125%,  11/15/2024 20,251
Minerva Merger Sub, Inc.
145,000 6.500%,  2/15/2030
f
114,633
Moody's Corporation
43,000 4.250%,  8/8/2032 38,969
MSCI, Inc.
120,000 4.000%,  11/15/2029
f
103,644
Principal
Amount Long-Term Fixed Income (70.2%) Value
Technology (2.9%) - continued
NCR Corporation
$ 292,000 6.125%,  9/1/2029
f
$ 251,417
Nielsen Finance, LLC
140,000 4.500%,  7/15/2029
f
139,381
NVIDIA Corporation
21,000 2.850%,  4/1/2030 17,998
NXP BV/NXP Funding, LLC
44,000 4.875%,  3/1/2024 43,479
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025 19,472
42,000 4.300%,  6/18/2029 37,609
ON Semiconductor Corporation,
Convertible
9,000 Zero Coupon,  5/1/2027 11,867
Open Text Corporation
175,000 4.125%,  2/15/2030
f
139,757
Oracle Corporation
105,000 2.500%,  4/1/2025 97,845
105,000 2.950%,  4/1/2030 84,637
PayPal Holdings, Inc.
43,000 3.900%,  6/1/2027 41,199
42,000 2.850%,  10/1/2029 35,927
Progress Software Corporation,
Convertible
14,000 1.000%,  4/15/2026 13,132
PTC, Inc.
65,000 3.625%,  2/15/2025
f
60,549
85,000 4.000%,  2/15/2028
f
74,340
Qorvo, Inc.
125,000 3.375%,  4/1/2031
f
93,644
Rackspace Technology Global,
Inc.
125,000 5.375%,  12/1/2028
f
58,743
S&P Global, Inc.
46,000 2.900%,  3/1/2032
f
38,377
Sabre GLBL, Inc., Convertible
42,000 4.000%,  4/15/2025 39,849
Salesforce.com, Inc.
41,000 1.950%,  7/15/2031 32,276
Seagate HDD Cayman
220,000 3.125%,  7/15/2029 161,201
187,000 3.375%,  7/15/2031 130,563
Sensata Technologies, Inc.
113,000 3.750%,  2/15/2031
f
89,011
Shift4 Payments, LLC
40,000 4.625%,  11/1/2026
f
36,475
SS&C Technologies, Inc.
317,000 5.500%,  9/30/2027
f
289,166
Switch, Ltd.
210,000 3.750%,  9/15/2028
f
208,688
Verint Systems, Inc., Convertible
46,000 0.250%,  4/15/2026 38,157
VeriSign, Inc.
85,000 4.750%,  7/15/2027 81,769
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
f
84,808
Viavi Solutions, Inc., Convertible
41,000 1.000%,  3/1/2024 45,859
Vishay Intertechnology, Inc.,
Convertible
43,000 2.250%,  6/15/2025 39,964

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Technology (2.9%) - continued
VMware, Inc.
$ 82,000 1.400%,  8/15/2026 $ 70,128
61,000 2.200%,  8/15/2031 44,400
Xilinx, Inc.
24,000 2.375%,  6/1/2030 19,794
Ziff Davis, Inc., Convertible
85,000 1.750%,  11/1/2026
f
78,497
Total 5,359,446
Transportation (1.2%)
Air Canada Pass Through Trust
7,056 3.875%,  3/15/2023
f
6,970
Air Transport Services Group, Inc.,
Convertible
28,000 1.125%,  10/15/2024 27,930
Allegiant Travel Company
89,000 7.250%,  8/15/2027
f
83,882
American Airlines, Inc.
268,000 11.750%,  7/15/2025
f
279,883
309,000 5.500%,  4/20/2026
f
290,204
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
f,i
78,009
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 77,931
45,000 2.450%,  12/2/2031 35,996
CSX Corporation
42,000 4.250%,  3/15/2029 39,584
Delta Air Lines, Inc.
62,000 7.000%,  5/1/2025
f
62,400
95,073 4.500%,  10/20/2025
f
92,283
26,000 7.375%,  1/15/2026 26,283
91,000 4.375%,  4/19/2028 76,694
Hawaiian Brand Intellectual
Property, Ltd.
29,000 5.750%,  1/20/2026
f
25,578
Hertz Corporation
92,000 4.625%,  12/1/2026
f
74,737
110,000 5.000%,  12/1/2029
f
81,812
JetBlue Airways Corporation,
Convertible
70,000 0.500%,  4/1/2026 49,700
Mileage Plus Holdings, LLC
119,700 6.500%,  6/20/2027
f
117,160
Penske Truck Leasing Company,
LP
41,000 1.200%,  11/15/2025
f
35,622
42,000 1.700%,  6/15/2026
f
36,120
Ryder System, Inc.
51,000 2.850%,  3/1/2027 45,717
Southwest Airlines Company
42,000 5.125%,  6/15/2027 41,119
50,000 2.625%,  2/10/2030 40,109
Southwest Airlines Company,
Convertible
92,000 1.250%,  5/1/2025 105,018
Union Pacific Corporation
42,000 2.150%,  2/5/2027 37,483
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 34,866
United Airlines, Inc.
112,000 4.375%,  4/15/2026
f
99,960
96,000 4.625%,  4/15/2029
f
79,434
Principal
Amount Long-Term Fixed Income (70.2%) Value
Transportation (1.2%) - continued
VistaJet Malta Finance plc
$ 127,000 6.375%,  2/1/2030
f
$ 103,823
XPO Logistics, Inc.
36,000 6.250%,  5/1/2025
f
36,101
Total 2,222,408
Utilities (2.0%)
AEP Texas, Inc.
43,000 4.700%,  5/15/2032 39,591
AES Corporation
81,000 3.950%,  7/15/2030
f
69,360
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
b
53,090
Ameren Corporation
52,000 1.750%,  3/15/2028 42,922
American Electric Power
Company, Inc.
50,000 3.875%,  2/15/2062
b
39,188
67,000 2.031%,  3/15/2024 64,123
42,000 2.300%,  3/1/2030 33,451
Berkshire Hathaway Energy
Company
59,000 4.050%,  4/15/2025 57,997
Calpine Corporation
116,000 4.500%,  2/15/2028
f
102,195
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 32,351
62,000 1.450%,  6/1/2026 54,266
63,000 2.650%,  6/1/2031 50,321
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 32,605
89,000 4.650%,  12/15/2024
b,j
78,387
70,000 4.350%,  1/15/2027
b,j
59,385
52,000 3.375%,  4/1/2030 44,719
DTE Energy Company
64,000 4.220%,  11/1/2024 62,748
Duke Energy Corporation
50,000 3.250%,  1/15/2082
b
36,653
24,000 4.875%,  9/16/2024
b,j
21,510
98,000 3.150%,  8/15/2027 88,671
52,000 2.450%,  6/1/2030 41,550
43,000 4.500%,  8/15/2032 38,886
Edison International
58,000 4.950%,  4/15/2025 56,824
145,000 5.000%,  12/15/2026
b,j
114,550
Enel Finance International NV
81,000 1.375%,  7/12/2026
f
68,431
Entergy Corporation
41,000 0.900%,  9/15/2025 36,072
42,000 1.900%,  6/15/2028 34,461
Evergy, Inc.
35,000 2.450%,  9/15/2024 33,106
Eversource Energy
73,000 4.600%,  7/1/2027 70,455
Exelon Corporation
42,000 4.050%,  4/15/2030 38,067
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
89,086
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
f
40,974

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.2%) Value
Utilities (2.0%) - continued
Jersey Central Power & Light
Company
$ 21,000 2.750%,  3/1/2032
f
$ 16,662
National Rural Utilities Cooperative
Finance Corporation
66,000 3.450%,  6/15/2025 63,673
NextEra Energy Capital Holdings,
Inc.
65,000 3.800%,  3/15/2082
b
51,018
65,000 4.255%,  9/1/2024 64,066
42,000 2.250%,  6/1/2030 33,507
NextEra Energy Operating
Partners, LP
195,000 3.875%,  10/15/2026
f
177,450
NextEra Energy Partners, LP,
Convertible
96,000 Zero Coupon,  11/15/2025
f
95,804
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,j
44,280
42,000 2.950%,  9/1/2029 35,449
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
f
46,809
270,000 3.375%,  2/15/2029
f
218,603
60,000 5.250%,  6/15/2029
f
52,500
NRG Energy, Inc., Convertible
37,000 2.750%,  6/1/2048 39,387
PG&E Corporation
130,000 5.000%,  7/1/2028 111,794
Public Service Enterprise Group,
Inc.
42,000 1.600%,  8/15/2030 31,498
Sempra Energy
65,000 4.125%,  4/1/2052
b
51,025
44,000 4.875%,  10/15/2025
b,j
40,920
63,000 3.400%,  2/1/2028 56,965
Southern Company
42,000 4.475%,  8/1/2024 41,472
125,000 4.000%,  1/15/2051
b
112,025
92,000 3.750%,  9/15/2051
b
74,602
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
f
207,042
Vistra Operations Company, LLC
86,000 5.125%,  5/13/2025
f
83,261
160,000 5.000%,  7/31/2027
f
144,520
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 47,771
65,000 4.600%,  6/1/2032 60,242
Total 3,728,340
Total Long-Term Fixed Income
(cost $148,923,096) 131,498,515
Shares
Registered Investment
Companies ( 12 .3% ) Value
Unaffiliated  (0.9%)
27,984 Aberdeen Asia-Pacific Income
Fund, Inc. 70,520
10,675 AllianceBernstein Global High
Income Fund, Inc. 94,794
15,014 Allspring Income Opportunities
Fund 93,087
7,371 BlackRock Core Bond Trust 73,710
8,529 BlackRock Corporate High Yield
Fund, Inc. 72,923
Shares
Registered Investment
Companies (12.3%) Value
Unaffiliated  (0.9%)- continued
9,015 BlackRock Credit Allocation
Income Trust $ 86,003
900 BlackRock Debt Strategies Fund,
Inc. 8,028
450 BlackRock Enhanced Equity
Dividend Trust 3,649
8,249 BlackRock Enhanced Global
Dividend Trust 72,674
2,550 BlackRock Enhanced International
Dividend Trust 11,398
450 BlackRock Floating Rate Income
Strategies Fund, Inc. 4,954
5,100 BlackRock Income Trust, Inc. 21,114
4,866 BlackRock Multi-Sector Income
Trust 69,292
5,167 Blackstone Strategic Credit Fund
i
54,925
9,014 Eaton Vance Limited Duration
Income Fund 83,019
1,102 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 7,990
7,187 First Trust High Income Long/Short
Fund 77,907
3,179 Invesco Dynamic Credit
Opportunities Fund
c
33,337
20,025 Nuveen Credit Strategies Income
Fund 102,328
2,550 Nuveen Preferred Income
Opportunities Fund 17,722
3,000 Nuveen Quality Preferred Income
Fund II 19,710
9,550 PGIM Global High Yield Fund, Inc. 101,039
8,521 PGIM High Yield Bond Fund, Inc. 98,332
3,002 Pimco Dynamic Income Fund 58,179
1,750 SPDR Bloomberg High Yield Bond
ETF
i
153,738
1,262 Tri-Continental Corporation 32,257
5,300 Virtus AllianzGI Convertible &
Income Fund 16,960
850 Virtus AllianzGI Equity &
Convertible Income Fund 17,264
5,605 Virtus Dividend, Interest &
Premium Strategy Fund 59,861
8,264 Voya Global Equity Dividend &
Premium Opportunity Fund 41,320
19,203 Western Asset High Income
Opportunity Fund, Inc. 70,667
Total 1,728,701
Affiliated  (11.4%)
3,004,974 Thrivent Core Emerging Markets
Debt Fund 21,275,219
Total 21,275,219
Total Registered Investment
Companies (cost $31,042,008) 23,003,920
Shares Preferred Stock ( 1 .4% ) Value
Communications Services (0.1%)
6,550 AT&T, Inc., 4.750%
j
123,009
599 Paramount Global, Convertible,
5.750% 18,509

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.4%) Value
Communications Services (0.1%) - continued
3,500 Telephone and Data Systems, Inc.,
6.000%
j
$ 65,100
Total 206,618
Consumer Non-Cyclical (0.1%)
1,960 Becton, Dickinson and Company,
Convertible, 6.000% 92,394
602 Boston Scientific Corporation,
Convertible, 5.500% 60,935
850 CHS, Inc., 7.100%
b,j
21,131
Total 174,460
Energy (0.1%)
6,153 Crestwood Equity Partners, LP,
9.250%
j
55,192
825 Energy Transfer, LP, 7.600%
b,j
19,957
1,736 NuStar Logistics, LP, 9.246%
b
42,376
131 UGI Corporation, Convertible,
7.250% 10,447
Total 127,972
Financials (0.9%)
1,750 Aegon Funding Corporation II,
5.100% 36,522
3,700 Allstate Corporation, 5.100%
j
77,663
1,000 American International Group,
Inc., 5.850%
j
24,060
2,700 Bank of America Corporation,
4.250%
j
46,845
2,200 Bank of America Corporation,
5.000%
j
45,034
1,000 Bank of America Corporation,
5.375%
j
21,720
65 Bank of America Corporation,
Convertible, 7.250%
j
76,245
3,050 Capital One Financial Corporation,
5.000%
j
59,871
1,445 Cobank ACB, 6.250%
b,c,j
144,500
4,275 Equitable Holdings, Inc., 5.250%
j
89,048
70 First Horizon Bank, 3.750%
b,f,j
56,000
1,150 First Horizon Corporation, 6.500%
j
28,463
4,000 First Republic Bank, 4.500%
j
74,120
3,700 J.P. Morgan Chase & Company,
4.200%
j
66,748
4,050 J.P. Morgan Chase & Company,
4.750%
j
85,293
1,750 J.P. Morgan Chase & Company,
5.750%
j
43,243
1,099 KKR & Company, Inc.,
Convertible, 6.000% 59,808
3,080 Morgan Stanley, 5.850%
b,j
74,628
3,700 Morgan Stanley, 7.125%
b,j
94,498
2,000 Public Storage, 3.950%
j
32,940
3,200 Public Storage, 4.125%
j
58,400
668 Public Storage, 4.625%
j
13,460
175 Public Storage, 4.700%
j
3,574
800 Regions Financial Corporation,
5.700%
b,j
17,952
425 Synovus Financial Corporation,
5.875%
b,j
10,417
2,650 Truist Financial Corporation,
4.750%
j
52,576
3,500 Wells Fargo & Company, 4.250%
j
60,165
Shares Preferred Stock (1.4%) Value
Financials (0.9%) - continued
241 Wells Fargo & Company,
Convertible, 7.500%
j
$ 290,164
Total 1,743,957
Utilities (0.2%)
1,257 AES Corporation, Convertible,
6.875% 111,081
770 American Electric Power
Company, Inc., Convertible,
6.125% 38,115
5,025 CMS Energy Corporation, 4.200%
j
85,927
759 NextEra Energy, Inc., Convertible,
5.279% 37,783
89 NiSource, Inc., Convertible,
7.750% 8,953
3,525 Southern Company, 4.950% 72,756
Total 354,615
Total Preferred Stock
(cost $3,104,552) 2,607,622
Shares
Collateral Held for Securities
Loaned ( 1 .0% ) Value
1,944,003 Thrivent Cash Management Trust 1,944,003
Total Collateral Held for
Securities Loaned
(cost $1,944,003) 1,944,003
Shares Common Stock ( 0 .6% ) Value
Communications Services (0.1%)
1,013 AT&T, Inc. 15,539
151 Charter Communications, Inc.
l
45,806
349 Twitter, Inc.
l
15,300
306 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
4,667
Total 81,312
Consumer Discretionary (<0.1%)
659 Bloomin' Brands, Inc. 12,080
19 Booking Holdings, Inc.
l
31,221
288 Dick's Sporting Goods, Inc. 30,136
Total 73,437
Energy (<0.1%)
257 EQT Corporation 10,473
143 Pioneer Natural Resources
Company 30,964
Total 41,437
Financials (<0.1%)
8,529 BlackRock Corporate High Yield
Fund, Inc., Rights
l
17
800 BlackRock TCP Capital
Corporation 8,744
258 Encore Capital Group, Inc.
l
11,734
309 FS KKR Capital Corporation 5,237
1,005 Golub Capital BDC, Inc. 12,452
Total 38,184
Health Care (0.2%)
139 BioMarin Pharmaceutical, Inc.
l
11,783
517 Danaher Corporation 133,536
296 Elevance Health, Inc. 134,455

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.6%) Value
Health Care (0.2%) - continued
1,316 Ionis Pharmaceuticals, Inc.
l
$ 58,207
Total 337,981
Industrials (0.1%)
776 Chart Industries, Inc.
l
143,055
656 FTI Consulting, Inc.
l
108,706
93 SunPower Corporation
l
2,143
Total 253,904
Information Technology (0.1%)
1,067 Microchip Technology, Inc. 65,119
1,401 ON Semiconductor Corporation
l
87,324
132 Teradyne, Inc. 9,920
Total 162,363
Utilities (0.1%)
201 American Electric Power
Company, Inc. 17,376
772 NextEra Energy, Inc. 60,532
1,351 NiSource, Inc. 34,032
102 NRG Energy, Inc. 3,904
Total 115,844
Total Common Stock
(cost $1,056,739) 1,104,462
Shares or
Principal
Amount Short-Term Investments ( 5 .6% ) Value
Federal Home Loan Bank Discount
Notes
200,000 2.910%, 11/18/2022
m,n
199,197
Thrivent Core Short-Term Reserve
Fund
1,011,351 3.170% 10,113,504
U.S. Treasury Bills
100,000 2.380%, 10/27/2022
m,o
99,828
100,000 2.801%, 11/17/2022
m,o
99,644
Total Short-Term Investments
(cost $10,507,962) 10,512,173
Total Investments (cost
$222,456,727) 103.7% $ 194,293,254
Other Assets and Liabilities, Net
(3.7%) (6,934,297)
Total Net Assets 100.0% $ 187,358,957
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $64,075,376 or
34.2% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2022.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of September 30, 2022
was $262,825 or 0.14% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2022.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 11/26/2046 7/11/2017 $ 92,974
Credit Acceptance Corporation,
12/31/2024 5/29/2020 182,628
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of September 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,333,561
Common Stock 544,819
Total lending $1,878,380
Gross amount payable upon return of
collateral for securities loaned $1,944,003
Net amounts due to counterparty $65,623

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,179,506 – 2,071,374 1,108,132
Capital Goods 3,215,101 – 2,045,756 1,169,345
Communications Services 5,319,843 – 4,848,953 470,890
Consumer Cyclical 2,585,388 – 2,585,388 –
Consumer Non-Cyclical 3,142,776 – 3,076,370 66,406
Energy 511,788 – 511,788 –
Financials 1,510,471 – 1,417,971 92,500
Technology 1,862,424 – 1,672,904 189,520
Transportation 1,995,069 – 1,931,327 63,742
Utilities 300,193 – 300,193 –
Long-Term Fixed Income
Asset-Backed Securities 17,882,865 – 17,544,937 337,928
Basic Materials 3,503,765 – 3,503,765 –
Capital Goods 6,399,470 – 6,399,470 –
Collateralized Mortgage Obligations 13,564,798 – 13,294,944 269,854
Commercial Mortgage-Backed Securities 2,161,192 – 2,161,192 –
Communications Services 9,045,102 – 9,045,102 –
Consumer Cyclical 11,193,795 – 11,193,795 –
Consumer Non-Cyclical 8,729,995 – 8,729,995 –
Energy 9,144,036 – 9,144,036 –
Financials 22,154,671 – 22,154,671 –
Foreign Government 58,885 – 58,885 –
Mortgage-Backed Securities 16,349,747 – 16,349,747 –
Technology 5,359,446 – 5,359,446 –
Transportation 2,222,408 – 2,222,408 –
Utilities 3,728,340 – 3,728,340 –
Preferred Stock
Communications Services 206,618 206,618 – –
Consumer Non-Cyclical 174,460 174,460 – –
Energy 127,972 127,972 – –
Financials 1,743,957 1,543,457 56,000 144,500
Utilities 354,615 354,615 – –
Registered Investment Companies
Unaffiliated 1,728,701 1,695,364 – 33,337
Common Stock
Communications Services 81,312 76,645 4,667 –
Consumer Discretionary 73,437 73,437 – –
Energy 41,437 41,437 – –
Financials 38,184 38,184 – –
Health Care 337,981 337,981 – –
Industrials 253,904 253,904 – –
Information Technology 162,363 162,363 – –
Utilities 115,844 115,844 – –
Short-Term Investments 398,669 – 398,669 –
Subtotal Investments in Securities $ 160,960,528 $ 5,202,281 $ 151,812,093 $ 3,946,154
Other Investments  * Total
Affiliated Registered Investment Companies 21,275,219
Affiliated Short-Term Investments 10,113,504
Collateral Held for Securities Loaned 1,944,003
Subtotal Other Investments $ 33,332,726
Total Investments at Value $ 194,293,254
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 194,030 194,030 – –
Total Asset Derivatives $ 194,030 $ 194,030 $ – $ –
Liability Derivatives
Futures Contracts 247,391 247,391 – –
Credit Default Swaps 6,949 – 6,949 –
Total Liability Derivatives $ 254,340 $ 247,391 $ 6,949 $ –
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling $199,197 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 2 December 2022 $ 235,460 ( $ 11,334 )
CME Ultra Long Term U.S. Treasury Bond 22 December 2022 3,250,057 (236,057)
Total Futures Long Contracts $ 3,485,517 ( $ 247,391 )
CBOT 2-Yr. U.S. Treasury Note (8) December 2022 ( $ 1,669,917 ) $ 26,792
CBOT 5-Yr. U.S. Treasury Note (31) December 2022 (3,453,028) 120,286
Ultra 10-Yr. U.S. Treasury Note (6) December 2022 (757,859) 46,952
Total Futures Short Contracts ( $ 5,880,804 ) $ 194,030
Total Futures Contracts ( $ 2,395,287 ) ( $ 53,361 )
The following table presents Opportunity Income Plus Portfolio's swaps contracts held as of September 30, 2022. Investments totaling $199,472 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 39, 5 Year, at 5.00%, Quarterly Buy 12/20/2027 $ 2,460,000 $ – ( $ 6,949 ) ( $ 6,949 )
Total Credit Default Swaps $ – ( $ 6,949 ) ( $ 6,949 )
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 30,605 $ 1,058 $ 2,500 $ 21,275 3,005 11.4%
Total Affiliated Registered Investment
Companies 30,605 21,275 11.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 34,985 60,012 84,883 10,114 1,011 5.4
Total Affiliated Short-Term Investments 34,985 10,114 5.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,114 40,547 44,717 1,944 1,944 1.0
Total Collateral Held for Securities Loaned 6,114 1,944 1.0
Total Value $ 71,704 $ 33,333
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt ($611) ($7,277) $ – $ 1,058
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% 0 0 – 201
Total Income/Non Income Cash from Affiliated
Investments $ 1,259
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 33
Total Affiliated Income from Securities Loaned, Net $ 33
Total Value ($611) ($7,277) $ –

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94.4% ) Value
Bermuda (0.6%)
2,916 Credicorp Ltd. $ 358,085
Total 358,085
Brazil (6.4%)
297,898 B3 SA - Brasil Bolsa Balcao 726,197
409,371 Banco Bradesco SA ADR 1,506,485
137,872 Raia Drogasil SA 581,458
201,785 Rumo SA 693,895
89,020 WEG SA 528,903
Total 4,036,938
Cayman Islands (15.8%)
258,400 Alibaba Group Holding, Ltd.
a
2,578,661
359,200 Budweiser Brewing Company
APAC, Ltd.
b
935,378
182,000 China Resources Land, Ltd. 712,873
55,009 JD.com, Inc. 1,387,777
87,800 Tencent Holdings, Ltd. 2,965,561
131,500 WuXi Biologics (Cayman), Inc.
a,b
782,799
139,000 Zhongsheng Group Holdings, Ltd. 551,182
Total 9,914,231
Chile (0.9%)
38,827 Banco Santander Chile SA ADR 543,966
Total 543,966
China (13.5%)
24,299 China International Travel Service
Corporation, Ltd. 671,384
244,500 China Merchants Bank Company,
Ltd., Class H 1,131,512
16,400 China Tourism Group Duty Free
Corporation, Ltd.
a,b
412,212
63,916 Foshan Haitian Flavouring and
Food Company, Ltd. 744,484
3,595 Kweichow Moutai Company, Ltd. 946,136
123,972 LONGi Green Energy Technology
Company, Ltd. 831,725
106,425 Midea Group Company, Ltd. 737,776
238,388 NARI Technology Company, Ltd. 831,347
18,000 Shenzhen Mindray Bio-Medical
Electronics Company, Ltd. 757,143
35,020 Sungrow Power Supply Company,
Ltd. 542,482
121,300 Yonyou Network Technology
Company, Ltd. 299,225
22,099 Yunnan Energy New Material
Company, Ltd. 540,654
Total 8,446,080
Hong Kong (2.9%)
137,000 AIA Group, Ltd. 1,140,649
20,030 Hong Kong Exchanges & Clearing,
Ltd. 684,674
Total 1,825,323
India (16.3%)
39,782 Hindustan Unilever, Ltd. 1,311,982
86,633 Housing Development Finance
Corporation 2,417,020
62,787 Kotak Mahindra Bank, Ltd. 1,393,525
5,847 Maruti Suzuki India, Ltd. 631,164
342,231 Power Grid Corporation of India,
Ltd. 888,606
Shares Common Stock (94.4%) Value
India (16.3%) - continued
107,750 SBI Life Insurance Company, Ltd.
b
$ 1,646,714
30,304 Tata Consultancy Services, Ltd. 1,110,608
10,261 Ultra Tech Cement, Ltd. 784,895
Total 10,184,514
Indonesia (5.3%)
2,904,100 Bank Central Asia Tbk PT 1,621,183
3,439,296 Bank Rakyat Indonesia Persero
Tbk PT 1,006,588
2,477,400 PT Telkom Indonesia (Persero) Tbk 722,028
Total 3,349,799
Luxembourg (0.9%)
3,057 Globant SA
a
571,904
Total 571,904
Mexico (7.2%)
16,083 Fomento Economico Mexicano SAB
de CV ADR 1,009,208
32,560 Grupo Aeroportuario del Sureste,
SAB de CV 640,222
249,950 Grupo Financiero Banorte SAB de
CV ADR 1,601,135
371,786 Grupo Mexico, SAB de CV 1,255,686
Total 4,506,251
Netherlands (1.7%)
2,121 ASM International NV 474,905
1,354 ASML Holding NV 560,932
Total 1,035,837
Philippines (0.6%)
260,636 Bank of the Philippine Islands 396,985
Total 396,985
Russian Federation (<0.1%)
22,154 LUKOIL PJSC
c
0
78,093 NovaTek PJSC
c,d
0
136,926 Sberbank of Russia PJSC
a,c
0
Total 0
South Africa (3.3%)
15,560 Anglo American Platinum, Ltd. 1,103,585
240,545 Sanlam, Ltd. 680,391
38,058 Vodacom Group 255,715
Total 2,039,691
South Korea (3.3%)
3,144 LG Chem, Ltd. 1,160,876
57,136 Samsung Engineering Company,
Ltd.
a
899,425
Total 2,060,301
Taiwan (10.0%)
91,000 Delta Electronics, Inc. 722,824
320,000 Hon Hai Precision Industry
Company, Ltd. 1,024,678
341,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,526,703
Total 6,274,205
Thailand (3.2%)
173,600 Kasikornbank Public Company,
Ltd. 669,099

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.4%) Value
Thailand (3.2%) - continued
309,700 PTT Exploration & Production pcl $ 1,320,627
Total 1,989,726
United Kingdom (1.5%)
60,906 Mondi plc 940,142
Total 940,142
United States (1.0%)
747 Mercadolibre, Inc.
a
618,352
Total 618,352
Total Common Stock
(cost $61,044,998) 59,092,330
Shares Preferred Stock ( 5.5% )
South Korea (5.5%)
105,993 Samsung Electronics Company,
Ltd. 3,442,960
Total 3,442,960
Total Preferred Stock
(cost $1,048,520) 3,442,960
Shares Short-Term Investments ( 0.6% )
Thrivent Core Short-Term Reserve
Fund
35,688 3.170% 356,879
Total Short-Term Investments
(cost $356,879) 356,879
Total Investments (cost
$62,450,397) 100.5% $62,892,169
Other Assets and Liabilities,
Net (0.5%) (307,100)
Total Net Assets 100.0% $62,585,069
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $3,777,103 or
6.0% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner
Emerging Markets Equity Portfolio as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the liquidity spread of the issuer. Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,943,304 – 3,943,304 –
Consumer Discretionary 7,588,508 618,352 6,970,156 –
Consumer Staples 5,528,646 1,009,208 4,519,438 –
Energy^ 1,320,627 – 1,320,627 0
Financials^ 17,524,208 2,408,536 15,115,672 0
Health Care 1,539,942 – 1,539,942 –
Industrials 4,136,274 – 4,136,274 –
Information Technology 10,123,504 571,904 9,551,600 –
Materials 5,785,838 – 5,785,838 –
Real Estate 712,873 – 712,873 –
Utilities 888,606 – 888,606 –
Preferred Stock
Information Technology 3,442,960 – 3,442,960 –
Subtotal Investments in Securities $62,535,290 $4,608,000 $57,927,290 $0
Other Investments  * Total
Affiliated Short-Term Investments 356,879
Subtotal Other Investments $356,879
Total Investments at Value $62,892,169
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Investments in
Securities
Beginning
Value
12/31/2021
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
9/ 30/2022
Common Stock
 Energy $- $-   ($1,782,964) $- $-  $1,782,964 $-  $0
Financials -  (196,178) (549,595) (387,093) 1,132,866 - 0
Total  $- ($196,178)   ($2,332,559)  $- ($387,093)  $2,915,830 $- $0

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $503 $13,166 $13,312 $357 36 0.6%
Total Affiliated Short-Term Investments 503 357 0.6
Total Value $503 $357
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $10
Total Income/Non Income Cash from Affiliated
Investments $10
Total Value $– $– $ –

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.3% ) Value
Biotechnology (18.9%)
56,048 AbbVie, Inc. $ 7,522,202
10,643 Alkermes plc
a
237,658
7,622 Alnylam Pharmaceuticals, Inc.
a
1,525,620
13,777 Ambrx Biopharma, Inc. ADR
a
14,879
33,219 Amgen, Inc. 7,487,563
22,375 Arcutis Biotherapeutics, Inc.
a
427,586
3,584 Argenx SE ADR
a
1,265,331
9,980 Biogen, Inc.
a
2,664,660
14,985 BioMarin Pharmaceutical, Inc.
a
1,270,278
6,855 Blueprint Medicines Corporation
a
451,676
8,933 Cerevel Therapeutics Holdings
a
252,447
13,043 Decibel Therapeutics, Inc.
a
45,129
7,165 Design Therapeutics, Inc.
a
119,799
1,605 Enanta Pharmaceuticals, Inc.
a
83,251
8,063 Exact Sciences Corporation
a
261,967
1,269 Genmab AS
a
408,242
8,464 Genmab AS ADR
a
271,948
77,445 Gilead Sciences, Inc. 4,777,582
11,087 Horizon Therapeutics plc
a
686,174
12,538 Imago BioSciences, Inc.
a
188,697
7,361 Immuneering Corporation
a
105,410
5,022 Immunocore Holdings plc ADR
a
235,733
14,002 Incyte Corporation
a
933,093
9,080 Ionis Pharmaceuticals, Inc.
a
401,608
1,780 Karuna Therapeutics, Inc.
a
400,375
6,933 Legend Biotech Corporation ADR
a
282,866
14,462 Moderna, Inc.
a
1,710,132
14,609 Monte Rosa Therapeutics, Inc.
a
119,356
6,199 MoonLake Immunotherapeutics
a
49,344
12,097 Neurocrine Biosciences, Inc.
a
1,284,822
9,352 PMV Pharmaceuticals, Inc.
a
111,289
14,300 POINT Biopharma Global, Inc.
a
110,539
4,245 Prothena Corporation plc
a
257,374
4,120 PTC Therapeutics, Inc.
a
206,824
5,202 Regeneron Pharmaceuticals, Inc.
a
3,583,502
9,317 Revolution Medicines, Inc.
a
183,731
23,307 Rhythm Pharmaceuticals, Inc.
a
571,022
10,535 Sage Therapeutics, Inc.
a
412,551
9,180 Sarepta Therapeutics, Inc.
a
1,014,757
10,256 Seagen, Inc.
a
1,403,329
12,792 Tenaya Therapeutics, Inc.
a
37,097
15,222 TScan Therapeutics, Inc.
a
46,427
3,015 Ultragenyx Pharmaceutical, Inc.
a
124,851
21,834 Vertex Pharmaceuticals, Inc.
a
6,321,816
Total 49,870,537
Financials (0.3%)
47,585 Health Assurance Acquisition
Corporation
a
474,898
9,147 Health Assurance Acquisition
Corporation, Warrants (Expires
11/12/2025)
a
274
7,296 Health Sciences Acquisitions
Corporation 2
a
72,267
22,420 MedTech Acquisition Corporation
a
222,631
Total 770,070
Health Care Distributors (2.9%)
26,560 AmerisourceBergen Corporation 3,594,365
4,017 Henry Schein, Inc.
a
264,198
11,519 McKesson Corporation 3,914,962
Total 7,773,525
Health Care Equipment (16.6%)
94,739 Abbott Laboratories 9,166,946
Shares Common Stock (95.3%) Value
Health Care Equipment (16.6%) - continued
7,266 ABIOMED, Inc.
a
$ 1,784,966
35,015 Baxter International, Inc. 1,885,908
186,663 Boston Scientific Corporation
a
7,229,458
25,533 DexCom, Inc.
a
2,056,428
20,736 Edwards Lifesciences Corporation
a
1,713,416
2,370 Glaukos Corporation
a
126,179
4,218 Insulet Corporation
a
967,609
16,236 Intuitive Surgical, Inc.
a
3,043,276
1,115 iRhythm Technologies, Inc.
a
139,687
61,115 Medtronic plc 4,935,036
21,425 Nevro Corporation
a
998,405
5,400 Novocure, Ltd.
a
410,292
3,382 Omnicell, Inc.
a
294,335
5,165 Penumbra, Inc.
a
979,284
10,231 ResMed, Inc. 2,233,427
25,600 Stryker Corporation 5,185,024
7,170 Zimmer Biomet Holdings, Inc. 749,623
Total 43,899,299
Health Care Facilities (0.7%)
22,882 Encompass Health Corporation 1,034,953
3,982 HCA Healthcare, Inc. 731,852
Total 1,766,805
Health Care Services (5.6%)
38,829 Agiliti, Inc.
a
555,643
11,222 Amedisys, Inc.
a
1,086,177
2,241 CareMax, Inc., Warrants (Expires
07/16/2025)
a
3,675
23,667 Cigna Holding Company 6,566,883
17,875 CVS Health Corporation 1,704,739
5,968 Guardant Health, Inc.
a
321,257
10,781 LHC Group, Inc.
a
1,764,418
21,998 Quest Diagnostics, Inc. 2,698,935
Total 14,701,727
Health Care Supplies (1.2%)
26,326 Alcon, Inc. 1,531,646
1,835 Align Technology, Inc.
a
380,047
37,985 Bausch + Lomb Corporation
a
582,690
2,502 Cooper Companies, Inc. 660,278
Total 3,154,661
Life Sciences Tools & Services (11.3%)
5,110 10X Genomics, Inc.
a
145,533
30,480 Agilent Technologies, Inc. 3,704,844
38,704 Avantor, Inc.
a
758,599
35,346 Danaher Corporation 9,129,519
4,000 ICON plc
a
735,120
12,023 IQVIA Holding, Inc.
a
2,177,846
15,485 IsoPlexis Corporation
a
26,634
8,560 Nautilus Biotechnology, Inc.
a
18,147
12,432 Qiagen NV
a
513,193
10,426 Rapid Micro Biosystems, Inc.
a
33,676
21,269 Thermo Fisher Scientific, Inc. 10,787,424
5,270 Waters Corporation
a
1,420,423
1,465 West Pharmaceutical Services,
Inc. 360,507
Total 29,811,465
Managed Health Care (14.2%)
35,132 Centene Corporation
a
2,733,621
17,629 Elevance Health, Inc. 8,007,797

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock (95.3%) Value
Managed Health Care (14.2%) - continued
52,723 UnitedHealth Group, Inc. $ 26,627,224
Total 37,368,642
Pharmaceuticals (23.6%)
36,252 AstraZeneca plc 3,985,146
12,178 AstraZeneca plc ADR 667,841
32,848 Bristol-Myers Squibb Company 2,335,164
7,455 Catalent, Inc.
a
539,444
52,700 Daiichi Sankyo Company, Ltd. 1,473,011
43,542 Eli Lilly and Company 14,079,306
494,505 Hansoh Pharmaceutical Group
Company, Ltd.
b
780,637
84,289 Johnson & Johnson 13,769,451
105,747 Merck & Company, Inc. 9,106,932
2,146 Nuvation Bio, Inc., Warrants
(Expires 07/07/2027)
a
343
178,809 Pfizer, Inc. 7,824,682
4,158 Roche Holding AG, Participation
Certificates 1,353,565
11,948 Sanofi 909,795
36,585 Zoetis, Inc. 5,425,190
Total 62,250,507
Total Common Stock
(cost $206,044,739) 251,367,238
Shares Short-Term Investments ( 4.1% ) Value
Thrivent Core Short-Term Reserve
Fund
1,078,776 3.170% 10,787,755
Total Short-Term Investments
(cost $10,785,250) 10,787,755
Total Investments (cost
$216,829,989) 99.4% $262,154,993
Other Assets and Liabilities, Net
0.6% 1,688,730
Total Net Assets 100.0% $263,843,723
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2022, the value of these investments was $780,637 or 0.3%
of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Currency:
USD
-
United States Dollar
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 49,870,537 49,462,295 408,242 –
Financials 770,070 770,070 – –
Health Care Distributors 7,773,525 7,773,525 – –
Health Care Equipment 43,899,299 43,899,299 – –
Health Care Facilities 1,766,805 1,766,805 – –
Health Care Services 14,701,727 14,701,727 – –
Health Care Supplies 3,154,661 3,154,661 – –
Life Sciences Tools & Services 29,811,465 29,811,465 – –
Managed Health Care 37,368,642 37,368,642 – –
Pharmaceuticals 62,250,507 53,748,353 8,502,154 –
Subtotal Investments in Securities $251,367,238 $242,456,842 $8,910,396 $–
Other Investments  * Total
Affiliated Short-Term Investments 10,787,755
Subtotal Other Investments $10,787,755
Total Investments at Value $262,154,993
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Foreign Currency Forward Contracts 123,081 – 123,081 –
Total Asset Derivatives $123,081 $– $123,081 $–
Liability Derivatives
Foreign Currency Forward Contracts 24,978 – 24,978 –
Total Liability Derivatives $24,978 $– $24,978 $–
The following table presents Partner Healthcare Portfolio's foreign currency forward contracts held as of September 30, 2022.
Foreign Currency Forward Contracts
Counterparty
Currency to
Deliver
Contracts to
Deliver
Currency to
Receive In Exchange for Settlement Date
Unrealized
Appreciation/
(Depreciation)
Deutsche Bank British Pound 2,991,000 USD $ 3,342,229 12/15/2022 $ 36,903
J.P. Morgan Euro 1,562,200 USD 1,539,991 12/15/2022 52,697
Deutsche Bank Swiss Franc 231,500 USD 236,582 12/15/2022 8,503
Total $98,103
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward
Contracts $98,103

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $12,050 $49,416 $50,678 $10,788 1,079 4.1%
Total Affiliated Short-Term Investments 12,050 10,788 4.1
Total Value $12,050 $10,788
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $106
Total Income/Non Income Cash from Affiliated
Investments $106
Total Value $– $– $ –

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.4% ) Value
Diversified REITs (1.7%)
9,354 American Assets Trust, Inc. $ 240,585
33,437 Essential Properties Realty Trust,
Inc. 650,350
26,597 Store Capital Corporation 833,284
14,708 WP Carey, Inc. 1,026,618
Total 2,750,837
Health Care REITs (7.8%)
81,387 Healthcare Realty Trust, Inc. 1,696,919
97,500 Healthpeak Properties, Inc. 2,234,700
51,760 Medical Properties Trust, Inc. 613,874
20,914 Omega Healthcare Investors, Inc. 616,754
61,898 Ventas, Inc. 2,486,443
72,170 Welltower, Inc. 4,641,974
Total 12,290,664
Hotel & Resort REITs (3.2%)
64,412 Apple Hospitality REIT, Inc. 905,633
121,451 Host Hotels & Resorts, Inc. 1,928,642
29,295 Park Hotels & Resorts, Inc. 329,862
23,585 Pebblebrook Hotel Trust 342,218
39,554 RLJ Lodging Trust 400,286
9,256 Ryman Hospitality Properties 681,149
29,757 Sunstone Hotel Investors, Inc. 280,311
16,266 Xenia Hotels & Resorts, Inc. 224,308
Total 5,092,409
Industrial REITs (13.8%)
30,492 Americold Realty Trust 750,103
85,270 Duke Realty Corporation 4,110,014
4,751 EastGroup Properties, Inc. 685,759
35,396 First Industrial Realty Trust, Inc. 1,586,095
31,444 LXP Industrial Trust 288,027
97,854 Prologis, Inc. 9,941,966
56,784 Rexford Industrial Realty, Inc. 2,952,768
25,105 STAG Industrial, Inc. 713,735
14,245 Terreno Realty Corporation 754,843
Total 21,783,310
Office REITs (5.7%)
26,767 Alexandria Real Estate Equities,
Inc. 3,752,466
17,483 Boston Properties, Inc. 1,310,700
11,046 Corporate Office Properties Trust 256,599
35,967 Cousins Properties, Inc. 839,829
22,790 Douglas Emmett, Inc. 408,625
25,312 Highwoods Properties, Inc. 682,411
16,972 Hudson Pacific Properties, Inc. 185,843
21,691 Kilroy Realty Corporation 913,408
10,911 SL Green Realty Corporation 438,186
10,454 Vornado Realty Trust 242,115
Total 9,030,182
Real Estate Services (0.7%)
11,500 CBRE Group, Inc.
a
776,365
2,181 Jones Lang LaSalle, Inc.
a
329,484
Total 1,105,849
Residential REITs (22.5%)
98,961 American Homes 4 Rent 3,246,910
28,612 Apartment Income REIT
Corporation 1,104,996
27,879 AvalonBay Communities, Inc. 5,135,033
26,831 Camden Property Trust 3,204,963
Shares Common Stock (99.4%) Value
Residential REITs (22.5%) - continued
40,803 Equity Lifestyle Properties, Inc. $ 2,564,061
45,566 Equity Residential 3,062,947
11,752 Essex Property Trust, Inc. 2,846,687
41,974 Independence Realty Trust, Inc. 702,225
117,746 Invitation Homes, Inc. 3,976,282
17,608 Mid-America Apartment
Communities, Inc. 2,730,473
3,087 NexPoint Residential Trust, Inc. 142,650
27,501 Sun Communities, Inc. 3,721,710
74,524 UDR, Inc. 3,108,396
Total 35,547,333
Retail REITs (12.2%)
22,897 Agree Realty Corporation 1,547,379
83,271 Brixmor Property Group, Inc. 1,538,015
10,556 Federal Realty Investment Trust 951,307
112,697 Kimco Realty Corporation 2,074,752
40,808 Kite Realty Group Trust 702,714
12,125 Macerich Company 96,272
23,571 National Retail Properties, Inc. 939,540
27,707 NetSTREIT Corporation 493,462
17,321 Phillips Edison and Company, Inc. 485,854
45,800 Realty Income Corporation 2,665,560
33,707 Regency Centers Corporation 1,815,122
26,028 Retail Opportunity Investments
Corporation 358,145
46,540 Simon Property Group, Inc. 4,176,965
37,885 SITE Centers Corporation 405,748
23,174 Spirit Realty Capital, Inc. 837,972
19,449 Urban Edge Properties 259,450
Total 19,348,257
Specialized REITs (31.8%)
36,567 American Tower Corporation 7,850,935
31,743 Crown Castle, Inc. 4,588,451
48,286 CubeSmart 1,934,337
29,818 Digital Realty Trust, Inc. 2,957,349
11,418 Equinix, Inc. 6,495,015
22,582 Extra Space Storage, Inc. 3,900,137
17,473 Four Corners Property Trust, Inc. 422,672
41,542 Gaming and Leisure Properties,
Inc. 1,837,818
17,800 Iron Mountain, Inc. 782,666
4,600 Lamar Advertising Company 379,454
24,709 Life Storage, Inc. 2,736,769
18,865 National Storage Affiliates Trust 784,407
20,104 Public Storage, Inc. 5,886,652
11,268 SBA Communications Corporation 3,207,436
174,849 VICI Properties, Inc. 5,219,243
47,089 Weyerhaeuser Company 1,344,862
Total 50,328,203
Total Common Stock
(cost $125,353,881) 157,277,044

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 0.2% ) Value
Thrivent Core Short-Term Reserve
Fund
26,641 3.170% $ 266,408
Total Short-Term Investments
(cost $266,408) 266,408
Total Investments (cost
$125,620,289) 99.6% $157,543,452
Other Assets and Liabilities, Net
0.4% 641,713
Total Net Assets 100.0% $158,185,165
a Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 2,750,837 2,750,837 – –
Health Care REITs 12,290,664 12,290,664 – –
Hotel & Resort REITs 5,092,409 5,092,409 – –
Industrial REITs 21,783,310 21,783,310 – –
Office REITs 9,030,182 9,030,182 – –
Real Estate Services 1,105,849 1,105,849 – –
Residential REITs 35,547,333 35,547,333 – –
Retail REITs 19,348,257 19,348,257 – –
Specialized REITs 50,328,203 50,328,203 – –
Subtotal Investments in Securities $157,277,044 $157,277,044 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 266,408
Subtotal Other Investments $266,408
Total Investments at Value $157,543,452
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $1,869 $15,828 $17,431 $266 27 0.2%
Total Affiliated Short-Term Investments 1,869 266 0.2
Total Value $1,869 $266
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .7% ) Value
Consumer Discretionary (12.0%)
35,462 Cooper-Standard Holdings, Inc.
a
$ 207,098
67,521 Duluth Holdings, Inc.
a
475,348
147,570 Everi Holdings, Inc.
a
2,393,585
6,467 Five Below, Inc.
a
890,312
3,744 Lithia Motors, Inc. 803,275
13,352 Papa John's International, Inc. 934,774
12,978 Planet Fitness, Inc.
a
748,312
22,831 Skyline Champion Corporation
a
1,207,075
64,249 ThredUp, Inc.
a
118,218
8,517 Wingstop, Inc. 1,068,202
26,704 Xometry, Inc.
a,b
1,516,520
Total 10,362,719
Consumer Staples (5.9%)
13,053 Celsius Holdings, Inc.
a
1,183,646
73,134 e.l.f. Beauty, Inc.
a
2,751,301
5,453 Freshpet, Inc.
a
273,141
39,000 Turning Point Brands, Inc. 827,970
Total 5,036,058
Energy (1.1%)
12,099 Matador Resources Company 591,883
17,935 Nine Energy Service, Inc.
a
47,349
17,894 Talos Energy, Inc.
a
297,935
Total 937,167
Financials (9.9%)
16,536 Ameris Bancorp 739,325
25,348 Hamilton Lane, Inc. 1,510,994
14,664 Houlihan Lokey, Inc. 1,105,372
9,118 Kinsale Capital Group, Inc. 2,328,920
17,955 Seacoast Banking Corporation of
Florida 542,780
19,351 Triumph Bancorp, Inc.
a
1,051,727
19,321 Western Alliance Bancorp 1,270,162
Total 8,549,280
Health Care (21.2%)
20,909 Adaptive Biotechnologies
Corporation
a
148,872
31,007 Agiliti, Inc.
a
443,710
36,504 Agilon Health, Inc.
a
854,924
2,395 Argenx SE ADR
a
845,555
4,478 Ascendis Pharma AS ADR
a,b
462,398
31,380 Axonics, Inc.
a
2,210,407
21,979 BioLife Solutions, Inc.
a
500,022
9,558 Enovis Corporation
a
440,337
17,015 Halozyme Therapeutics, Inc.
a
672,773
7,651 Immunocore Holdings plc ADR
a
359,138
18,538 Inari Medical, Inc.
a
1,346,600
29,677 Inotiv, Inc.
a
500,057
8,117 Inspire Medical Systems, Inc.
a
1,439,712
16,983 Lantheus Holdings, Inc.
a
1,194,414
12,085 Natera, Inc.
a
529,565
9,527 Omnicell, Inc.
a
829,135
53,810 Progyny, Inc.
a
1,994,199
7,168 Repligen Corporation
a
1,341,205
5,084 Sarepta Therapeutics, Inc.
a
561,985
27,775 Silk Road Medical, Inc.
a
1,249,875
11,995 Travere Therapeutics, Inc.
a
295,557
21,914 Vor BioPharma, Inc.
a,b
87,218
Total 18,307,658
Shares Common Stock (97.7%) Value
Industrials (23.4%)
27,084 Altra Industrial Motion Corporation $ 910,564
15,442 ASGN, Inc.
a
1,395,493
12,041 Chart Industries, Inc.
a
2,219,758
27,644 Driven Brands Holdings, Inc.
a
773,479
82,826 First Advantage Corporation
a
1,062,658
11,387 Forward Air Corporation 1,027,791
26,361 IAA, Inc.
a
839,598
10,734 Lincoln Electric Holdings, Inc. 1,349,478
12,116 Mercury Systems, Inc.
a
491,910
13,775 Middleby Corporation
a
1,765,542
3,060 RBC Bearings, Inc.
a
635,899
17,042 Regal Rexnord Corporation 2,392,015
3,715 Saia, Inc.
a
705,850
67,944 Sun Country Airlines Holdings,
Inc.
a
924,718
32,131 Upwork, Inc.
a
437,624
18,514 Vicor Corporation
a
1,094,918
51,953 WillScot Mobile Mini Holdings
Corporation
a
2,095,264
Total 20,122,559
Information Technology (17.5%)
37,159 Calix, Inc.
a
2,271,901
22,763 Cognex Corporation 943,526
12,213 Descartes Systems Group, Inc.
a
775,892
6,117 Dolby Laboratories, Inc. 398,523
5,942 Endava plc ADR
a
479,103
16,633 Five9, Inc.
a
1,247,142
38,226 Lattice Semiconductor
Corporation
a
1,881,101
14,026 LiveRamp Holding, Inc.
a
254,712
1,829 Monolithic Power Systems, Inc. 664,659
7,545 Nova, Ltd.
a
643,589
5,124 SiTime Corporation
a
403,413
44,213 Sprout Social, Inc.
a
2,682,845
4,600 Universal Display Corporation 434,010
26,025 Workiva, Inc.
a
2,024,745
Total 15,105,161
Materials (3.8%)
17,930 Compass Minerals International,
Inc. 690,843
4,293 Quaker Chemical Corporation 619,823
65,357 Ranpak Holdings Corporation
a
223,521
71,758 Summit Materials, Inc.
a
1,719,322
Total 3,253,509
Real Estate (2.9%)
34,010 Cushman & Wakefield plc
a
389,414
5,857 FirstService Corporation 697,042
39,608 Pebblebrook Hotel Trust 574,712
16,789 Rexford Industrial Realty, Inc. 873,028
Total 2,534,196
Total Common Stock
(cost $84,623,380) 84,208,307
Shares
Collateral Held for Securities
Loaned ( 0 .8% ) Value
710,795 Thrivent Cash Management Trust 710,795
Total Collateral Held for
Securities Loaned
(cost $710,795) 710,795

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 4 .1% ) Value
Thrivent Core Short-Term Reserve
Fund
349,928 3.170% $ 3,499,276
Total Short-Term Investments
(cost $3,499,276) 3,499,276
Total Investments (cost
$88,833,451) 102.6% $ 88,418,378
Other Assets and Liabilities, Net
(2.6%) (2,238,512)
Total Net Assets 100.0% $ 86,179,866
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of September 30, 2022:
Securities Lending Transactions
Common Stock $ 696,463
Total lending $696,463
Gross amount payable upon return of
collateral for securities loaned $710,795
Net amounts due to counterparty $14,332
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 10,362,719 10,362,719 – –
Consumer Staples 5,036,058 5,036,058 – –
Energy 937,167 937,167 – –
Financials 8,549,280 8,549,280 – –
Health Care 18,307,658 18,307,658 – –
Industrials 20,122,559 20,122,559 – –
Information Technology 15,105,161 15,105,161 – –
Materials 3,253,509 3,253,509 – –
Real Estate 2,534,196 2,534,196 – –
Subtotal Investments in Securities $ 84,208,307 $ 84,208,307 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 3,499,276
Collateral Held for Securities Loaned 710,795
Subtotal Other Investments $ 4,210,071
Total Investments at Value $ 88,418,378
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $ 1,224 $ 21,786 $ 19,511 $ 3,499 350 4.1%
Total Affiliated Short-Term Investments 1,224 3,499 4.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,249 22,056 22,594 711 711 0.8
Total Collateral Held for Securities Loaned 1,249 711 0.8
Total Value $ 2,473 $ 4,210
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $0 $0 $ – $ 22
Total Income/Non Income Cash from Affiliated
Investments $ 22
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $ 10
Total Value $0 $0 $ –

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.9% ) Value
Communications Services (2.1%)
28,919 AMC Networks, Inc.
a
$ 587,056
11,068 ATN International, Inc. 426,893
65,241 Cars.com, Inc.
a
750,272
110,915 Cinemark Holdings, Inc.
a
1,343,181
44,101 Cogent Communications Holdings 2,300,308
76,343 Consolidated Communications
Holdings, Inc.
a
317,587
59,853 E.W. Scripps Company
a
674,543
146,178 Gannett Company, Inc.
a
223,652
67,844 Gogo, Inc.
a
822,269
25,217 Marcus Corporation 350,264
53,256 QuinStreet, Inc.
a
559,188
31,240 Scholastic Corporation 960,942
51,765 Shenandoah Telecommunications
Company 881,040
24,911 Shutterstock, Inc. 1,249,785
28,062 TechTarget, Inc.
a
1,661,270
103,513 Telephone & Data Systems, Inc. 1,438,831
31,683 Thryv Holdings, Inc.
a
723,323
72,643 Yelp, Inc.
a
2,463,324
Total 17,733,728
Consumer Discretionary (12.5%)
31,815 Aaron's Company, Inc. 309,242
52,148 Abercrombie & Fitch Company
a
810,901
87,966 Academy Sports and Outdoors,
Inc. 3,710,406
46,728 Adtalem Global Education, Inc.
a
1,703,236
118,413 American Axle & Manufacturing
Holdings, Inc.
a
808,761
162,855 American Eagle Outfitters, Inc. 1,584,579
6,147 America's Car-Mart, Inc.
a
375,090
22,878 Asbury Automotive Group, Inc.
a
3,456,866
71,909 Bed Bath & Beyond, Inc.
a,b
437,926
29,892 Big Lots, Inc. 466,614
24,245 BJ's Restaurants, Inc.
a
578,243
92,308 Bloomin' Brands, Inc. 1,692,006
30,811 Boot Barn Holdings, Inc.
a
1,801,211
45,319 Brinker International, Inc.
a
1,132,069
30,553 Buckle, Inc. 967,308
37,977 Caleres, Inc. 919,803
16,771 Cato Corporation 159,995
8,551 Cavco Industries, Inc.
a
1,759,454
29,691 Century Communities, Inc. 1,270,181
50,210 Cheesecake Factory, Inc. 1,470,149
129,362 Chico's FAS, Inc.
a
626,112
13,618 Children's Place, Inc.
a
420,660
19,481 Chuy's Holdings, Inc.
a
451,570
13,279 Conn's, Inc.
a
94,015
44,009 Dave & Buster's Entertainment,
Inc.
a
1,365,599
58,259 Designer Brands, Inc. 891,945
16,210 Dine Brands Global, Inc. 1,030,308
29,243 Dorman Products, Inc.
a
2,401,435
20,273 El Pollo Loco Holdings, Inc.
a
180,835
23,558 Ethan Allen Interiors, Inc. 498,016
84,237 Frontdoor, Inc.
a
1,717,592
13,482 Genesco, Inc.
a
530,112
34,283 Gentherm, Inc.
a
1,704,894
44,866 G-III Apparel Group, Ltd.
a
670,747
22,689 Golden Entertainment, Inc.
a
791,619
28,079 Green Brick Partners, Inc.
a
600,329
16,320 Group 1 Automotive, Inc. 2,331,638
34,498 Guess ?, Inc.
b
506,086
13,848 Haverty Furniture Companies, Inc. 344,815
Shares Common Stock (98.9%) Value
Consumer Discretionary (12.5%) - continued
13,371 Hibbet, Inc. $ 666,010
24,366 Installed Building Products, Inc. 1,973,402
28,148 iRobot Corporation
a,b
1,585,577
21,767 Jack in the Box, Inc. 1,612,282
50,955 Kontoor Brands, Inc. 1,712,598
44,857 La-Z-Boy, Inc. 1,012,422
26,287 LCI Industries 2,667,079
153,251 Leslie's, Inc.
a
2,254,322
21,171 LGI Homes, Inc.
a
1,722,684
27,956 Liquidity Services, Inc.
a
454,565
30,326 LL Flooring Holdings, Inc.
a
210,159
58,844 M.D.C. Holdings, Inc. 1,613,502
28,697 M/I Homes, Inc.
a
1,039,692
22,260 MarineMax, Inc.
a
663,125
37,800 Meritage Homes Corporation
a
2,656,206
81,679 Mister Car Wash, Inc.
a
700,806
13,667 Monarch Casino & Resort, Inc.
a
767,265
33,283 Monro, Inc. 1,446,479
19,875 Motorcar Parts of America, Inc.
a
302,498
16,573 Movado Group, Inc. 467,027
81,547 National Vision Holdings, Inc.
a
2,662,510
44,227 ODP Corporation
a
1,554,579
15,478 Oxford Industries, Inc. 1,389,615
22,453 Patrick Industries, Inc. 984,340
70,041 Perdoceo Education Corporation
a
721,422
21,722 PetMed Express, Inc. 424,013
55,075 Rent-A-Center, Inc. 964,363
31,857 Ruth's Hospitality Group, Inc. 537,109
110,625 Sally Beauty Holdings, Inc.
a
1,393,875
38,569 Shake Shack, Inc.
a
1,734,834
17,681 Shoe Carnival, Inc. 379,081
48,082 Signet Jewelers, Ltd. 2,749,810
76,461 Six Flags Entertainment
Corporation
a
1,353,360
22,705 Sleep Number Corporation
a
767,656
19,145 Sonic Automotive, Inc. 828,979
131,542 Sonos, Inc.
a
1,828,434
19,254 Standard Motor Products, Inc. 625,755
76,764 Steven Madden, Ltd. 2,047,296
23,176 Strategic Education, Inc. 1,423,238
42,002 Stride, Inc.
a
1,765,344
18,265 Sturm, Ruger & Company, Inc. 927,679
105,065 Tri Pointe Homes, Inc.
a
1,587,532
39,985 Tupperware Brands Corporation
a
261,902
13,371 Unifi, Inc.
a
127,158
12,427 Universal Electronics, Inc.
a
244,439
62,263 Urban Outfitters, Inc.
a
1,223,468
58,436 Vista Outdoor, Inc.
a
1,421,164
32,825 Winnebago Industries, Inc. 1,746,618
81,391 Wolverine World Wide, Inc. 1,252,607
55,295 WW International, Inc.
a
217,309
20,268 XPEL, Inc.
a
1,306,070
16,093 Zumiez, Inc.
a
346,482
Total 104,898,108
Consumer Staples (4.9%)
32,902 Andersons, Inc. 1,020,949
74,086 B&G Foods, Inc. 1,221,678
18,340 Calavo Growers, Inc. 582,295
39,240 Cal-Maine Foods, Inc. 2,181,352
10,059 Central Garden & Pet Company
a
362,526
42,846 Central Garden & Pet Company,
Class A
a
1,463,619
35,200 Chefs' Warehouse, Inc.
a
1,019,744
51,482 e.l.f. Beauty, Inc.
a
1,936,753

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.9%) Value
Consumer Staples (4.9%) - continued
53,573 Edgewell Personal Care Company $ 2,003,630
31,645 Fresh Del Monte Produce, Inc. 735,430
92,820 Hain Celestial Group, Inc.
a
1,566,802
141,099 Hostess Brands, Inc.
a
3,279,141
18,443 Inter Parfums, Inc. 1,391,709
15,474 J & J Snack Foods Corporation 2,003,419
9,230 John B. Sanfilippo & Son, Inc. 698,988
11,389 Medifast, Inc. 1,234,112
15,914 MGP Ingredients, Inc. 1,689,430
24,121 National Beverage Corporation 929,623
25,900 PriceSmart, Inc. 1,491,581
5,790 Seneca Foods Corporation
a
292,048
88,192 Simply Good Foods Company
a
2,821,262
37,344 SpartanNash Company 1,083,723
18,366 Tootsie Roll Industries, Inc. 611,220
52,139 TreeHouse Foods, Inc.
a
2,211,736
60,257 United Natural Foods, Inc.
a
2,071,033
25,431 Universal Corporation 1,170,843
11,510 USANA Health Sciences, Inc.
a
645,135
136,013 Vector Group, Ltd. 1,198,275
14,086 WD-40 Company 2,475,474
Total 41,393,530
Energy (4.6%)
138,350 Archrock, Inc. 888,207
24,257 Bristow Group, Inc.
a
569,797
52,946 Callon Petroleum Company
a
1,853,639
53,618 Civitas Resources, Inc. 3,077,137
33,881 CONSOL Energy, Inc. 2,179,226
47,887 Core Laboratories NV 645,517
19,177 DMC Global, Inc.
a
306,448
32,777 Dorian LPG, Ltd. 444,784
35,533 Dril-Quip, Inc.
a
693,604
60,051 Green Plains, Inc.
a
1,745,683
147,434 Helix Energy Solutions Group, Inc.
a
569,095
108,840 Helmerich & Payne, Inc. 4,023,815
17,681 Laredo Petroleum Holdings, Inc.
a
1,111,251
9,249 Nabors Industries, Ltd.
a
938,311
103,640 Oceaneering International, Inc.
a
824,974
66,053 Oil States International, Inc.
a
256,946
57,231 Par Pacific Holdings, Inc.
a
939,161
224,132 Patterson-UTI Energy, Inc. 2,617,862
110,911 PBF Energy, Inc.
a
3,899,631
90,604 ProPetro Holding Corporation
a
729,362
20,478 Ranger Oil Corporation, Class A 644,033
16,249 REX American Resources
Corporation
a
453,672
86,015 RPC, Inc. 596,084
126,727 SM Energy Company 4,766,203
67,406 Talos Energy, Inc.
a
1,122,310
78,103 U.S. Silica Holdings, Inc.
a
855,228
64,005 World Fuel Services Corporation 1,500,277
Total 38,252,257
Financials (18.6%)
46,479 Ambac Financial Group, Inc.
a
592,607
73,380 American Equity Investment Life
Holding Company 2,736,340
67,397 Ameris Bancorp 3,013,320
19,934 AMERISAFE, Inc. 931,516
133,709 Apollo Commercial Real Estate
Finance, Inc. 1,109,785
118,500 ARMOUR Residential REIT, Inc. 577,095
63,993 Assured Guaranty, Ltd. 3,100,461
54,996 Axos Financial, Inc.
a
1,882,513
Shares Common Stock (98.9%) Value
Financials (18.6%) - continued
16,377 B. Riley Financial, Inc. $ 729,104
57,668 Banc of California, Inc. 920,958
17,964 BancFirst Corporation 1,607,239
58,464 Bancorp, Inc.
a
1,285,039
80,550 BankUnited, Inc. 2,752,393
35,344 Banner Corporation 2,088,124
47,332 Berkshire Hills Bancorp, Inc. 1,292,164
49,356 Blucora, Inc.
a
954,545
33,408 BrightSphere Investment Group 498,113
79,269 Brookline Bancorp, Inc. 923,484
133,488 Capitol Federal Financial, Inc. 1,107,950
46,419 CBTX, Inc. 1,357,756
28,306 Central Pacific Financial
Corporation 585,651
15,356 City Holding Company 1,361,924
81,301 Columbia Banking System, Inc. 2,348,786
55,544 Community Bank System, Inc. 3,337,084
31,530 Customers Bancorp, Inc.
a
929,504
135,840 CVB Financial Corporation 3,439,469
33,515 Dime Community Bancshares, Inc. 981,319
26,417 Donnelley Financial Solutions, Inc.
a
976,636
33,167 Eagle Bancorp, Inc. 1,486,545
58,881 Ellington Financial, Inc.
b
669,477
28,226 Employers Holdings, Inc. 973,515
24,686 Encore Capital Group, Inc.
a
1,122,719
33,090 Enova International, Inc.
a
968,544
55,495 EZCORP, Inc.
a
427,866
36,349 FB Financial Corporation 1,388,895
194,324 First Bancorp 2,658,352
36,887 First Bancorp/Southern Pines NC 1,349,326
96,527 First Commonwealth Financial
Corporation 1,239,407
98,073 First Financial Bancorp 2,067,379
132,004 First Hawaiian, Inc. 3,251,259
55,128 Flagstar Bancorp, Inc. 1,841,275
86,602 Franklin BSP Realty Trust, Inc.
b
932,704
520,699 Genworth Financial, Inc.
a
1,822,446
54,116 Granite Point Mortgage Trust, Inc. 348,507
49,450 Green Dot Corporation
a
938,561
31,513 Hanmi Financial Corporation 746,228
7,386 HCI Group, Inc. 289,531
36,288 Heritage Financial Corporation 960,543
47,395 Hilltop Holdings, Inc. 1,177,766
18,381 HomeStreet, Inc. 529,557
123,504 Hope Bancorp, Inc. 1,561,091
42,276 Horace Mann Educators
Corporation 1,491,920
47,448 Independent Bank Corporation 3,536,299
36,599 Independent Bank Group, Inc. 2,246,813
34,137 Invesco Mortgage Capital, Inc. 378,921
38,713 James River Group Holdings, Ltd. 883,044
60,134 KKR Real Estate Finance Trust,
Inc. 977,177
26,207 Lakeland Financial Corporation 1,908,132
11,235 LendingTree, Inc.
a
268,067
27,474 Mercury General Corporation 780,811
74,066 Mr. Cooper Group, Inc.
a
2,999,673
31,092 National Bank Holdings
Corporation 1,150,093
44,283 NBT Bancorp, Inc. 1,680,540
390,458 New York Mortgage Trust, Inc. 913,672
87,559 NMI Holdings, Inc.
a
1,783,577
44,036 Northfield Bancorp, Inc. 630,155
131,154 Northwest Bancshares, Inc. 1,771,891
49,157 OFG Bancorp 1,235,315

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.9%) Value
Financials (18.6%) - continued
98,163 Pacific Premier Bancorp, Inc. $ 3,039,126
26,097 Palomar Holdings, Inc.
a
2,184,841
14,954 Park National Corporation 1,861,474
30,034 Pathward Financial, Inc. 989,921
93,625 PennyMac Mortgage Investment
Trust 1,102,902
14,171 Piper Sandler Companies 1,484,271
40,290 PRA Group, Inc.
a
1,323,929
14,086 Preferred Bank 918,830
55,782 ProAssurance Corporation 1,088,307
52,171 PROG Holdings, Inc.
a
781,522
77,570 Provident Financial Services, Inc. 1,512,615
105,251 Ready Capital Corporation 1,067,245
120,703 Redwood Trust, Inc. 692,835
57,835 Renasant Corporation 1,809,079
40,466 S&T Bancorp, Inc. 1,186,058
15,237 Safety Insurance Group, Inc. 1,242,730
63,480 Seacoast Banking Corporation of
Florida 1,919,000
127,459 SelectQuote, Inc.
a
93,045
50,526 ServisFirst Bancshares, Inc. 4,042,080
132,644 Simmons First National
Corporation 2,890,313
87,821 SiriusPoint, Ltd.
a
434,714
31,527 Southside Bancshares, Inc. 1,114,795
28,023 Stewart Information Services
Corporation 1,222,924
17,803 StoneX Group, Inc.
a
1,476,581
13,032 Tompkins Financial Corporation 946,384
23,772 Triumph Bancorp, Inc.
a
1,292,008
36,223 Trupanion, Inc.
a,b
2,152,733
19,772 TrustCo Bank Corporation NY 621,236
63,264 Trustmark Corporation 1,937,776
356,054 Two Harbors Investment
Corporation 1,182,099
109,639 United Community Banks, Inc. 3,629,051
22,392 United Fire Group, Inc. 643,322
28,576 Universal Insurance Holdings, Inc. 281,474
55,797 Veritex Holdings, Inc. 1,483,642
7,069 Virtus Investment Partners, Inc. 1,127,647
31,754 Walker & Dunlop, Inc. 2,658,762
27,818 Westamerica Bancorporation 1,454,603
115,161 WisdomTree Investments, Inc. 538,953
3,766 World Acceptance Corporation
a
364,624
65,654 WSFS Financial Corporation 3,050,285
Total 155,652,208
Health Care (12.5%)
79,251 AdaptHealth Corporation
a
1,488,334
16,622 Addus HomeCare Corporation
a
1,583,079
114,528 Allscripts Healthcare Solutions,
Inc.
a
1,744,261
44,732 AMN Healthcare Services, Inc.
a
4,739,803
39,521 Amphastar Pharmaceuticals, Inc.
a
1,110,540
40,284 AngioDynamics, Inc.
a
824,211
12,472 ANI Pharmaceuticals, Inc.
a
400,850
15,092 Anika Therapeutics, Inc.
a
359,190
40,557 Apollo Medical Holdings, Inc.
a,b
1,581,723
53,707 Arcus Biosciences, Inc.
a
1,404,975
41,675 Artivion, Inc.
a
576,782
48,054 Avanos Medical, Inc.
a
1,046,616
63,920 Avid Bioservices, Inc.
a
1,222,150
35,233 BioLife Solutions, Inc.
a
801,551
46,651 Cara Therapeutics, Inc.
a
436,653
42,160 Cardiovascular Systems, Inc.
a
584,338
Shares Common Stock (98.9%) Value
Health Care (12.5%) - continued
97,784 Catalyst Pharmaceuticals, Inc.
a
$ 1,254,569
66,687 Coherus Biosciences, Inc.
a
640,862
35,277 Collegium Pharmaceutical, Inc.
a
565,137
129,507 Community Health Systems, Inc.
a
278,440
15,262 Computer Programs and Systems,
Inc.
a
425,505
31,493 CONMED Corporation 2,524,794
98,537 Corcept Therapeutics, Inc.
a
2,526,489
9,536 CorVel Corporation
a
1,320,068
108,518 Covetrus, Inc.
a
2,265,856
37,544 Cross Country Healthcare, Inc.
a
1,065,123
18,414 Cutera, Inc.
a
839,678
97,318 Cytokinetics, Inc.
a
4,715,057
121,586 Dynavax Technologies
Corporation
a
1,269,358
10,986 Eagle Pharmaceuticals, Inc.
a
290,250
59,747 Embecta Corporation 1,720,116
45,873 Emergent Biosolutions, Inc.
a
962,874
20,138 Enanta Pharmaceuticals, Inc.
a
1,044,558
51,291 Enhabit, Inc.
a
720,126
57,154 Ensign Group, Inc. 4,543,743
20,962 Fulgent Genetics, Inc.
a
799,071
49,202 Glaukos Corporation
a
2,619,514
30,578 Harmony Biosciences Holdings,
Inc.
a
1,354,300
24,965 HealthStream, Inc.
a
530,756
10,513 Heska Corporation
a
766,608
64,851 Innoviva, Inc.
a
752,920
23,637 Inogen, Inc.
a
573,906
34,240 Integer Holdings Corporation
a
2,130,755
137,806 Ironwood Pharmaceuticals, Inc.
a
1,427,670
25,374 iTeos Therapeutics, Inc.
a
483,375
14,984 Joint Corporation
a
235,399
71,060 Lantheus Holdings, Inc.
a
4,997,650
19,979 LeMaitre Vascular, Inc. 1,012,536
16,580 Ligand Pharmaceuticals, Inc.
a
1,427,704
45,223 Meridian Bioscience, Inc.
a
1,425,881
58,678 Merit Medical Systems, Inc.
a
3,315,894
5,166 Mesa Laboratories, Inc. 727,528
13,072 ModivCare, Inc.
a
1,303,017
83,354 Myriad Genetics, Inc.
a
1,590,394
193,723 Nektar Therapeutics
a
619,914
130,037 NeoGenomics, Inc.
a
1,119,619
56,953 NextGen Healthcare, Inc.
a
1,008,068
18,631 OptimizeRx Corporation
a
276,111
75,067 OraSure Technologies, Inc.
a
284,504
73,062 Organogenesis Holdings, Inc.
a
236,721
20,678 Orthofix Medical, Inc.
a
395,157
78,819 Owens & Minor, Inc. 1,899,538
47,369 Pacira Pharmaceuticals, Inc.
a
2,519,557
87,198 Pediatrix Medical Group, Inc.
a
1,439,639
29,020 Pennant Group, Inc.
a
302,098
21,024 Phibro Animal Health Corporation 279,409
51,441 Prestige Consumer Healthcare,
Inc.
a
2,563,305
50,356 RadNet, Inc.
a
1,024,745
38,878 REGENXBIO, Inc.
a
1,027,545
106,732 Select Medical Holdings
Corporation 2,358,777
16,525 Simulations Plus, Inc. 802,123
55,299 Supernus Pharmaceuticals, Inc.
a
1,871,871
14,477 Surmodics, Inc.
a
440,101
13,442 U.S. Physical Therapy, Inc. 1,021,861
42,508 uniQure NV
a
797,450
58,468 Vanda Pharmaceuticals, Inc.
a
577,664

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.9%) Value
Health Care (12.5%) - continued
41,245 Varex Imaging Corporation
a
$ 871,919
48,769 Vericel Corporation
a
1,131,441
78,153 Vir Biotechnology, Inc.
a
1,506,790
61,711 Xencor, Inc.
a
1,603,252
21,571 ZimVie, Inc.
a
212,906
23,027 Zynex, Inc.
b
208,855
Total 104,753,477
Industrials (16.0%)
134,673 3D Systems Corporation
a
1,074,691
43,411 AAON, Inc. 2,338,985
34,769 AAR Corporation
a
1,245,426
69,040 ABM Industries, Inc. 2,639,399
78,161 Aerojet Rocketdyne Holdings, Inc.
a
3,125,658
25,834 AeroVironment, Inc.
a
2,153,522
10,638 Alamo Group, Inc. 1,300,708
32,149 Albany International Corporation 2,534,306
15,975 Allegiant Travel Company
a
1,165,855
17,153 American Woodmark Corporation
a
752,331
22,904 Apogee Enterprises, Inc. 875,391
39,740 Applied Industrial Technologies,
Inc. 4,084,477
25,356 ArcBest Corporation 1,844,142
49,987 Arcosa, Inc. 2,858,257
23,636 Astec Industries, Inc. 737,207
26,642 Atlas Air Worldwide Holdings, Inc.
a
2,546,176
25,625 AZZ, Inc. 935,569
52,221 Barnes Group, Inc. 1,508,142
40,778 Boise Cascade Company 2,424,660
48,261 Brady Corporation 2,013,932
21,047 CIRCOR International, Inc.
a
347,065
36,982 Comfort Systems USA, Inc. 3,599,458
121,585 CoreCivic, Inc.
a
1,074,811
44,538 Deluxe Corporation 741,558
16,365 DXP Enterprises, Inc.
a
387,523
19,771 Encore Wire Corporation 2,284,341
60,102 Enerpac Tool Group Corporation 1,071,619
21,503 EnPro Industries, Inc. 1,827,325
26,725 ESCO Technologies, Inc. 1,962,684
52,840 Exponent, Inc. 4,632,483
62,671 Federal Signal Corporation 2,338,882
11,576 Forrester Research, Inc.
a
416,852
27,756 Forward Air Corporation 2,505,257
40,196 Franklin Electric Company, Inc. 3,284,415
128,274 GEO Group, Inc.
a
987,710
32,694 Gibraltar Industries, Inc.
a
1,338,165
44,085 GMS, Inc.
a
1,763,841
45,571 Granite Construction, Inc. 1,157,048
33,687 Greenbrier Companies, Inc. 817,583
48,960 Griffon Corporation 1,445,299
82,110 Harsco Corporation
a
307,091
53,118 Hawaiian Holdings, Inc.
a
698,502
76,551 Healthcare Services Group, Inc. 925,502
48,142 Heartland Express, Inc. 688,912
20,402 Heidrick & Struggles International,
Inc. 530,248
71,799 Hillenbrand, Inc. 2,636,459
42,727 HNI Corporation 1,132,693
35,134 Hub Group, Inc.
a
2,423,543
20,164 Insteel Industries, Inc. 534,951
60,743 Interface, Inc. 546,080
32,936 John Bean Technologies
Corporation 2,832,496
28,954 Kaman Corporation 808,685
119,735 KAR Auction Services, Inc.
a
1,337,440
Shares Common Stock (98.9%) Value
Industrials (16.0%) - continued
35,755 Kelly Services, Inc. $ 485,910
56,449 Korn Ferry 2,650,281
11,349 Lindsay Corporation 1,626,085
59,463 Marten Transport, Ltd. 1,139,311
40,295 Matson, Inc. 2,478,948
31,638 Matthews International Corporation 709,008
29,937 Moog, Inc. 2,106,068
58,595 Mueller Industries, Inc. 3,482,887
17,219 MYR Group, Inc.
a
1,458,966
5,250 National Presto Industries, Inc. 341,512
114,588 NOW, Inc.
a
1,151,609
12,859 NV5 Global, Inc.
a
1,592,201
20,090 Park Aerospace Corporation 221,794
61,968 PGT Innovations, Inc.
a
1,298,849
167,158 Pitney Bowes, Inc. 389,478
9,378 Powell Industries, Inc. 197,688
28,430 Proto Labs, Inc.
a
1,035,705
34,441 Quanex Building Products
Corporation 625,449
150,599 Resideo Technologies, Inc.
a
2,870,417
32,857 Resources Connection, Inc. 593,726
52,294 SkyWest, Inc.
a
850,300
46,737 SPX Technologies, Inc.
a
2,580,817
12,368 Standex International Corporation 1,009,847
33,658 Sun Country Airlines Holdings,
Inc.
a
458,085
19,217 Tennant Company 1,086,914
52,587 Titan International, Inc.
a
638,406
84,773 Trinity Industries, Inc. 1,809,904
67,160 Triumph Group, Inc.
a
576,904
33,788 TrueBlue, Inc.
a
644,675
63,701 UFP Industries, Inc. 4,596,664
15,602 UniFirst Corporation 2,624,724
14,436 Veritiv Corporation
a
1,411,408
21,316 Viad Corporation
a
673,159
50,187 Wabash National Corporation 780,910
Total 133,743,964
Information Technology (12.4%)
124,010 8x8, Inc.
a
427,835
68,504 A10 Networks, Inc. 909,048
72,827 Adtran Holdings, Inc. 1,425,953
38,619 Advanced Energy Industries, Inc. 2,989,497
20,443 Agilysys, Inc.
a
1,131,520
51,417 Alarm.com Holdings, Inc.
a
3,334,907
22,918 Alpha and Omega Semiconductor,
Ltd.
a
704,958
90,587 Arlo Technologies, Inc.
a
420,324
35,069 Avid Technology, Inc.
a
815,705
34,148 Axcelis Technologies, Inc.
a
2,068,003
30,256 Badger Meter, Inc. 2,795,352
36,345 Benchmark Electronics, Inc. 900,629
40,711 Cerence, Inc.
a
641,198
24,015 CEVA, Inc.
a
629,913
11,821 Clearfield, Inc.
a
1,236,949
49,853 Cohu, Inc.
a
1,285,210
28,437 Comtech Telecommunications
Corporation 284,654
18,241 Consensus Cloud Solutions, Inc.
a
862,799
39,609 Corsair Gaming, Inc.
a
449,562
33,164 CSG Systems International, Inc. 1,753,712
32,939 CTS Corporation 1,371,909
76,824 Diebold Nixdorf, Inc.
a
187,451
36,268 Digi International, Inc.
a
1,253,785
92,980 Digital Turbine, Inc.
a
1,339,842

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.9%) Value
Information Technology (12.4%) - continued
47,014 Diodes, Inc.
a
$ 3,051,679
24,280 Ebix, Inc.
b
460,592
27,799 ePlus, Inc.
a
1,154,770
68,199 EVERTEC, Inc. 2,138,039
133,621 Extreme Networks, Inc.
a
1,746,426
38,025 Fabrinet
a
3,629,486
18,895 FARO Technologies, Inc.
a
518,479
79,734 FormFactor, Inc.
a
1,997,337
108,602 Harmonic, Inc.
a
1,419,428
29,709 Ichor Holdings, Ltd.
a
719,255
31,562 Insight Enterprises, Inc.
a
2,601,024
30,657 InterDigital, Inc. 1,239,156
46,661 Itron, Inc.
a
1,964,895
94,731 Knowles Corporation
a
1,152,876
60,026 Kulicke and Soffa Industries, Inc. 2,312,802
71,778 LivePerson, Inc.
a
676,149
69,406 LiveRamp Holding, Inc.
a
1,260,413
74,497 MaxLinear, Inc.
a
2,430,092
37,988 Methode Electronics, Inc. 1,411,254
29,703 NETGEAR, Inc.
a
595,248
70,199 NetScout Systems, Inc.
a
2,198,633
36,428 OneSpan, Inc.
a
313,645
51,356 Onto Innovation, Inc.
a
3,289,352
16,385 OSI Systems, Inc.
a
1,180,703
11,679 PC Connection, Inc. 526,606
30,442 PDF Solutions, Inc.
a
746,742
35,770 Perficient, Inc.
a
2,325,765
63,678 Photronics, Inc.
a
930,972
28,646 Plexus Corporation
a
2,508,244
44,927 Progress Software Corporation 1,911,644
114,255 Rambus, Inc.
a
2,904,362
19,361 Rogers Corporation
a
4,683,039
59,753 Sanmina Corporation
a
2,753,418
26,083 ScanSource, Inc.
a
688,852
51,677 SMART Global Holdings, Inc.
a
820,114
37,229 SPS Commerce, Inc.
a
4,624,959
19,520 TTEC Holdings, Inc. 864,931
105,639 TTM Technologies, Inc.
a
1,392,322
46,963 Ultra Clean Holdings, Inc.
a
1,209,297
70,071 Unisys Corporation
a
529,036
53,159 Veeco Instruments, Inc.
a
973,873
235,512 Viavi Solutions, Inc.
a
3,073,432
107,708 Xperi Holding Corporation 1,522,991
Total 103,673,047
Materials (5.5%)
28,951 AdvanSix, Inc. 929,327
134,282 Allegheny Technologies, Inc.
a
3,573,244
29,996 American Vanguard Corporation 560,925
106,125 Arconic Corporation
a
1,808,370
33,204 Balchem Corporation 4,036,942
49,907 Carpenter Technology Corporation 1,554,104
52,885 Century Aluminum Company
a
279,233
17,305 Clearwater Paper Corporation
a
650,668
35,313 Compass Minerals International,
Inc. 1,360,610
26,691 FutureFuel Corporation 161,214
54,955 H.B. Fuller Company 3,302,795
19,544 Hawkins, Inc. 762,021
12,882 Haynes International, Inc. 452,416
25,627 Innospec, Inc. 2,195,465
16,478 Kaiser Aluminum Corporation 1,010,925
21,602 Koppers Holdings, Inc. 448,890
185,288 Livent Corporation
a
5,679,077
21,216 Materion Corporation 1,697,280
Shares Common Stock (98.9%) Value
Materials (5.5%) - continued
56,518 Mativ, Inc. $ 1,247,917
41,723 Mercer International, Inc. 513,193
33,694 Minerals Technologies, Inc. 1,664,821
37,698 Myers Industries, Inc. 620,886
160,966 O-I Glass, Inc.
a
2,084,510
9,893 Olympic Steel, Inc. 225,659
14,085 Quaker Chemical Corporation 2,033,592
66,128 Rayonier Advanced Materials,
Inc.
a
208,303
21,904 Stepan Company 2,051,748
86,203 SunCoke Energy, Inc. 500,839
34,211 Sylvamo Corporation 1,159,753
42,527 TimkenSteel Corporation
a
637,480
25,994 Tredegar Corporation 245,383
36,152 Trinseo plc 662,305
53,396 Warrior Met Coal, Inc. 1,518,582
Total 45,838,477
Real Estate (7.6%)
98,133 Acadia Realty Trust 1,238,438
82,525 Agree Realty Corporation 5,577,040
75,151 Alexander & Baldwin, Inc. 1,246,004
53,809 American Assets Trust, Inc. 1,383,968
118,232 Anywhere Real Estate, Inc.
a
958,862
69,990 Armada Hoffler Properties, Inc. 726,496
177,354 Brandywine Realty Trust 1,197,140
100,300 CareTrust REIT, Inc. 1,816,433
15,890 Centerspace 1,069,715
50,453 Chatham Lodging Trust
a
497,971
24,129 Community Healthcare Trust, Inc. 790,225
218,034 DiamondRock Hospitality
Company 1,637,435
247,185 Diversified Healthcare Trust 244,738
69,733 Douglas Elliman, Inc. 285,905
93,879 Easterly Government Properties,
Inc. 1,480,472
145,983 Essential Properties Realty Trust,
Inc. 2,839,369
84,206 Four Corners Property Trust, Inc. 2,036,943
94,978 Franklin Street Properties
Corporation 249,792
43,962 Getty Realty Corporation 1,182,138
107,184 Global Net Lease, Inc. 1,141,510
33,972 Hersha Hospitality Trust 271,097
133,255 Hudson Pacific Properties, Inc. 1,459,142
67,633 Industrial Logistics Properties Trust 371,982
28,916 Innovative Industrial Properties,
Inc. 2,559,066
88,255 iStar, Inc. 817,241
41,871 LTC Properties, Inc. 1,568,069
289,332 LXP Industrial Trust 2,650,281
26,026 Marcus and Millichap, Inc. 853,132
23,596 NexPoint Residential Trust, Inc. 1,090,371
50,089 Office Properties Income Trust 703,750
58,544 Orion Office REIT, Inc. 512,260
150,923 Outfront Media, Inc. 2,292,520
19,404 RE/MAX Holdings, Inc. 366,930
128,741 Retail Opportunity Investments
Corporation 1,771,476
88,046 RPT Realty 665,628
17,999 Safehold, Inc. 476,254
13,331 Saul Centers, Inc. 499,913
170,706 Service Properties Trust 885,964
192,495 SITE Centers Corporation 2,061,621
35,319 St. Joe Company 1,131,268

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock (98.9%) Value
Real Estate (7.6%) - continued
110,503 Summit Hotel Properties, Inc. $ 742,580
219,474 Sunstone Hotel Investors, Inc. 2,067,445
107,890 Tanger Factory Outlet Centers, Inc. 1,475,935
245,250 Uniti Group, Inc. 1,704,488
13,125 Universal Health Realty Income
Trust 567,131
121,403 Urban Edge Properties 1,619,516
31,179 Urstadt Biddle Properties, Inc. 483,586
81,911 Veris Residential, Inc.
a
931,328
90,349 Washington REIT 1,586,528
47,972 Whitestone REIT 405,843
118,208 Xenia Hotels & Resorts, Inc. 1,630,088
Total 63,823,027
Utilities (2.2%)
38,203 American States Water Company 2,977,924
75,437 Avista Corporation 2,794,941
56,189 California Water Service Group 2,960,598
18,336 Chesapeake Utilities Corporation 2,115,791
18,204 Middlesex Water Company 1,405,349
35,991 Northwest Natural Holding
Company 1,561,290
126,594 South Jersey Industries, Inc. 4,230,771
16,576 Unitil Corporation 769,955
Total 18,816,619
Total Common Stock
(cost $773,987,150) 828,578,442
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
91,679 iShares Core S&P Small-Cap ETF 7,993,492
Total 7,993,492
Total Registered Investment
Companies (cost $6,147,165) 7,993,492
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
5,707,746 Thrivent Cash Management Trust 5,707,746
Total Collateral Held for
Securities Loaned
(cost $5,707,746) 5,707,746
Shares or
Principal
Amount Short-Term Investments ( <0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 2.430%, 10/14/2022
c,d
99,908
Thrivent Core Short-Term Reserve
Fund
5,656 3.170% 56,557
Total Short-Term Investments
(cost $156,470) 156,465
Total Investments (cost
$785,998,531) 100.6% $842,436,145
Other Assets and Liabilities, Net
(0.6%) (5,046,902)
Total Net Assets 100.0% $837,389,243
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of September 30, 2022:
Securities Lending Transactions
Common Stock $ 5,507,649
Total lending $5,507,649
Gross amount payable upon return of
collateral for securities loaned $5,707,746
Net amounts due to counterparty $200,097
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 17,733,728 17,733,728 – –
Consumer Discretionary 104,898,108 104,898,108 – –
Consumer Staples 41,393,530 41,393,530 – –
Energy 38,252,257 38,252,257 – –
Financials 155,652,208 155,652,208 – –
Health Care 104,753,477 104,753,477 – –
Industrials 133,743,964 133,743,964 – –
Information Technology 103,673,047 103,673,047 – –
Materials 45,838,477 45,838,477 – –
Real Estate 63,823,027 63,823,027 – –
Utilities 18,816,619 18,816,619 – –
Registered Investment Companies
Unaffiliated 7,993,492 7,993,492 – –
Short-Term Investments 99,908 – 99,908 –
Subtotal Investments in Securities $836,671,842 $836,571,934 $99,908 $–
Other Investments  * Total
Affiliated Short-Term Investments 56,557
Collateral Held for Securities Loaned 5,707,746
Subtotal Other Investments $5,764,303
Total Investments at Value $842,436,145
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 91,203 91,203 – –
Total Liability Derivatives $91,203 $91,203 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of September 30, 2022. Investments and/or cash totaling
$99,908 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 December 2022 $ 926,103 ( $ 91,203)
Total Futures Long Contracts $ 926,103 ( $ 91,203)
Total Futures Contracts $ 926,103 ($91,203)

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $134 $209,758 $209,835 $57 6 <0.1%
Total Affiliated Short-Term Investments 134 57 <0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,321 67,606 72,219 5,708 5,708 0.7%
Total Collateral Held for Securities Loaned 10,321 5,708 0.7
Total Value $10,455 $5,765
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $38
Total Income/Non Income Cash from Affiliated
Investments $38
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 31
Total Affiliated Income from Securities Loaned, Net $31
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (1.2%)
901,871 QuinStreet, Inc.
a
$ 9,469,645
Total 9,469,645
Consumer Discretionary (9.8%)
243,053 Cedar Fair, LP 10,001,631
448,660 Clarus Corporation 6,043,450
821,100 Cooper-Standard Holdings, Inc.
a
4,795,224
756,390 Everi Holdings, Inc.
a
12,268,646
98,647 Grand Canyon Education, Inc.
a
8,113,715
105,894 Papa John's International, Inc. 7,413,639
211,190 Sleep Number Corporation
a
7,140,334
333,190 Sonos, Inc.
a
4,631,341
369,982 Stoneridge, Inc.
a
6,271,195
1,351,207 ThredUp, Inc.
a
2,486,221
355,175 Zumiez, Inc.
a
7,646,918
Total 76,812,314
Consumer Staples (4.2%)
194,720 John B. Sanfilippo & Son, Inc. 14,746,146
942,200 Primo Water Corporation 11,824,610
296,918 Turning Point Brands, Inc. 6,303,569
Total 32,874,325
Energy (3.6%)
184,334 Devon Energy Corporation 11,084,003
186,801 Helmerich & Payne, Inc. 6,906,033
613,540 NOV, Inc. 9,927,077
Total 27,917,113
Financials (17.5%)
254,155 Bank of N.T. Butterfield & Son, Ltd. 8,249,871
590,820 Bridgewater Bancshares, Inc.
a
9,730,805
479,576 Byline Bancorp, Inc. 9,711,414
535,136 Columbia Banking System, Inc. 15,460,079
261,814 Enterprise Financial Services
Corporation 11,530,289
208,454 Federated Hermes, Inc. 6,903,997
144,504 Glacier Bancorp, Inc. 7,099,482
421,195 Heartland Financial USA, Inc. 18,263,015
134,973 Houlihan Lokey, Inc. 10,174,265
129,617 RLI Corporation 13,270,188
341,558 Seacoast Banking Corporation of
Florida 10,325,298
182,386 Triumph Bancorp, Inc.
a
9,912,679
107,098 Western Alliance Bancorp 7,040,623
Total 137,672,005
Health Care (11.2%)
251,289 Agiliti, Inc.
a
3,595,946
199,842 Enovis Corporation
a
9,206,721
274,522 Halozyme Therapeutics, Inc.
a
10,854,600
223,888 Ionis Pharmaceuticals, Inc.
a
9,902,566
143,256 Lantheus Holdings, Inc.
a
10,075,195
111,822 NuVasive, Inc.
a
4,898,922
342,505 Progyny, Inc.
a
12,693,235
209,629 Syneos Health, Inc.
a
9,884,007
120,454 UFP Technologies, Inc.
a
10,339,771
1,113,420 Viemed Healthcare, Inc.
a
6,680,520
Total 88,131,483
Industrials (22.1%)
415,492 Air Lease Corporation 12,884,407
125,892 ASGN, Inc.
a
11,376,860
Shares Common Stock (98.6%) Value
Industrials (22.1%) - continued
642,411 Badger Infrastructure Solutions,
Ltd. $ 13,091,446
299,602 Barnes Group, Inc. 8,652,506
308,307 Cimpress plc
a
7,547,355
202,102 Crane Holdings, Company 17,692,009
61,766 Curtiss-Wright Corporation 8,595,357
149,765 Forward Air Corporation 13,517,789
229,311 Greenbrier Companies, Inc. 5,565,378
187,181 Helios Technologies, Inc. 9,471,359
339,855 IAA, Inc.
a
10,824,382
883,949 Janus International Group, Inc.
a
7,884,825
64,704 Lincoln Electric Holdings, Inc. 8,134,587
177,033 ManpowerGroup, Inc. 11,452,265
70,213 Middleby Corporation
a
8,999,200
233,601 Miller Industries, Inc. 4,973,365
361,843 Sun Country Airlines Holdings,
Inc.
a
4,924,683
144,303 Tennant Company 8,161,778
Total 173,749,551
Information Technology (13.9%)
81,835 Advanced Energy Industries, Inc. 6,334,847
138,847 Agilysys, Inc.
a
7,685,182
360,776 BigCommerce Holdings, Inc.
a
5,339,485
147,723 Ciena Corporation
a
5,972,441
15,523 Computer Services, Inc. 865,407
99,480 Dolby Laboratories, Inc. 6,481,122
825,208 Gilat Satellite Networks, Ltd.
a
4,398,359
654,341 Knowles Corporation
a
7,963,330
37,957 Littelfuse, Inc. 7,541,676
247,912 NAPCO Security Technologies,
Inc.
a
7,209,281
267,015 National Instruments Corporation 10,077,146
18,013 Plexus Corporation
a
1,577,218
157,466 TTEC Holdings, Inc. 6,977,319
1,651,191 TTM Technologies, Inc.
a
21,762,697
118,710 Workiva, Inc.
a
9,235,638
Total 109,421,148
Materials (7.8%)
172,106 Ashland, Inc. 16,344,907
364,968 Carpenter Technology Corporation 11,365,103
233,516 Ingevity Corporation
a
14,158,075
1,416,319 Ivanhoe Mines, Ltd.
a
9,115,051
96,988 United States Lime & Minerals, Inc. 9,912,174
Total 60,895,310
Real Estate (4.6%)
149,490 Agree Realty Corporation 10,102,534
271,840 Healthcare Realty Trust, Inc. 5,667,864
491,913 Independence Realty Trust, Inc. 8,229,705
141,181 National Storage Affiliates Trust 5,870,306
434,622 Pebblebrook Hotel Trust 6,306,365
Total 36,176,774
Utilities (2.7%)
55,235 Black Hills Corporation 3,741,066
77,074 NorthWestern Corporation 3,798,207
159,542 Portland General Electric
Company 6,933,695

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Utilities (2.7%) - continued
106,166 Spire, Inc. $ 6,617,327
Total 21,090,295
Total Common Stock
(cost $812,501,717) 774,209,963
Shares Short-Term Investments ( 1.7% ) Value
Thrivent Core Short-Term Reserve
Fund
1,308,530 3.170% 13,085,298
Total Short-Term Investments
(cost $13,084,041) 13,085,298
Total Investments (cost
$825,585,758) 100.3% $787,295,261
Other Assets and Liabilities, Net
(0.3%) (2,223,917)
Total Net Assets 100.0% $785,071,344
a Non-income producing security.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2022, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,469,645 9,469,645 – –
Consumer Discretionary 76,812,314 76,812,314 – –
Consumer Staples 32,874,325 32,874,325 – –
Energy 27,917,113 27,917,113 – –
Financials 137,672,005 137,672,005 – –
Health Care 88,131,483 88,131,483 – –
Industrials 173,749,551 160,658,105 13,091,446 –
Information Technology 109,421,148 109,421,148 – –
Materials 60,895,310 51,780,259 9,115,051 –
Real Estate 36,176,774 36,176,774 – –
Utilities 21,090,295 21,090,295 – –
Subtotal Investments in Securities $774,209,963 $752,003,466 $22,206,497 $–
Other Investments  * Total
Affiliated Short-Term Investments 13,085,298
Subtotal Other Investments $13,085,298
Total Investments at Value $787,295,261
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
9/30/2022
Shares Held at
9/30/2022
% of Net
Assets
9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $12,391 $141,173 $140,479 $13,085 1,309 1.7%
Total Affiliated Short-Term Investments 12,391 13,085 1.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31 20,147 20,178 – – –
Total Collateral Held for Securities Loaned 31 – –
Total Value $12,422 $13,085
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 9/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.170% $– $– $ – $ 158
Total Income/Non Income Cash from Affiliated
Investments $158
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $– $– $ –

Notes to Schedule of Investments
as of September 30, 2022
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the
Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle
price.  Exchange cleared swap agreements are valued at the
clearinghouse end of day price. Swap agreements not cleared
on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market Portfolio seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Thrivent Money Market Portfolio on the basis of amortized cost (which approximates market value)
involves a constant amortization of premium or accretion of
discount to maturity. The Thrivent Money Market Portfolio will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.  The
Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign

Notes to Schedule of Investments
as of September 30, 2022
(unaudited)

currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.
For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money
Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate
fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction.

Notes to Schedule of Investments
as of September 30, 2022
(unaudited)

When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the nine months ended September 30, 2022, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on mortgage backed securities to generate income and/or manage duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the
Money Market Portfolio, may use futures contracts to manage
the exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the nine months ended September 30, 2022,
Aggressive Allocation, Balanced Income Plus, Diversified Income
Plus, Government Bond, High Yield, Income, Limited Maturity
Bond, Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, and Opportunity Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the nine months ended September 30, 2022,
Aggressive Allocation, Balanced Income Plus, Diversified Income
Plus, Global Stock, International Allocation, International Index,
Large Cap Index, Low Volatility Equity, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Small Cap Index used equity futures to manage exposure to the equities market.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the nine months ended September 30, 2022, Partner
Healthcare used foreign currency forward transactions in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of the
Money Market Portfolio, may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the
agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default

Notes to Schedule of Investments
as of September 30, 2022
(unaudited)

probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio.
This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the
Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection.
The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the nine months ended September 30, 2022, Balanced
Income Plus, Diversified Income Plus, High Yield, Income, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the Portfolio.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent
Cash Management Trust. The Portfolios receive dividends and
interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event

Notes to Schedule of Investments
as of September 30, 2022
(unaudited)

a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of September 30, 2022, the value of securities on loan is as follows:
    Additional information for the Portfolio's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.
Portfolio Securities on Loan
Aggressive Allocation $ 13,955,334
All Cap 365,988
Balanced Income Plus 4,567,462
Diversified Income Plus 7,106,004
Global Stock 6,627,709
High Yield 53,156,877
Income 5,597,299
International Allocation 442,488
International Index 45,363
Large Cap Index 363,664
Limited Maturity Bond 3,001,060
Mid Cap Growth 268,476
Mid Cap Index 2,449,135
Moderate Allocation 78,855,866
Moderately Aggressive Allocation 24,889,101
Moderately Conservative Allocation 36,432,035
Multidimensional Income 3,505,187
Opportunity Income Plus 1,878,380
Small Cap Growth 696,463
Small Cap Index 5,507,649